UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04149

Franklin Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin Alabama Tax-Free Income Fund
Class A [FALQX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$45	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$167,212,519
Total Number of Portfolio Holdings	109
Portfolio Turnover Rate	5.93%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Alabama Tax-Free Income Fund	PAGE 1	1164-STSR-1026

Franklin Alabama Tax-Free Income Fund
Class A1 [FRALX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$38	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$167,212,519
Total Number of Portfolio Holdings	109
Portfolio Turnover Rate	5.93%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Alabama Tax-Free Income Fund	PAGE 1	164-STSR-1026

Franklin Alabama Tax-Free Income Fund
Class C [FALEX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$64	1.29%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$167,212,519
Total Number of Portfolio Holdings	109
Portfolio Turnover Rate	5.93%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Alabama Tax-Free Income Fund	PAGE 1	264-STSR-1026

Franklin Alabama Tax-Free Income Fund
Class R6 [FALRX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$31	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$167,212,519
Total Number of Portfolio Holdings	109
Portfolio Turnover Rate	5.93%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Alabama Tax-Free Income Fund	PAGE 1	8164-STSR-1026

Franklin Alabama Tax-Free Income Fund
Advisor Class [FALZX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$33	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$167,212,519
Total Number of Portfolio Holdings	109
Portfolio Turnover Rate	5.93%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Alabama Tax-Free Income Fund	PAGE 1	564-STSR-1026

Franklin Arizona Tax-Free Income Fund
Class A [FAZQX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$42	0.84%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$586,078,241
Total Number of Portfolio Holdings	152
Portfolio Turnover Rate	3.99%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Arizona Tax-Free Income Fund	PAGE 1	1126-STSR-1026

Franklin Arizona Tax-Free Income Fund
Class A1 [FTAZX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$35	0.69%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$586,078,241
Total Number of Portfolio Holdings	152
Portfolio Turnover Rate	3.99%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Arizona Tax-Free Income Fund	PAGE 1	126-STSR-1026

Franklin Arizona Tax-Free Income Fund
Class C [FAZIX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$61	1.23%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$586,078,241
Total Number of Portfolio Holdings	152
Portfolio Turnover Rate	3.99%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Arizona Tax-Free Income Fund	PAGE 1	226-STSR-1026

Franklin Arizona Tax-Free Income Fund
Class R6 [FAZRX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$28	0.55%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$586,078,241
Total Number of Portfolio Holdings	152
Portfolio Turnover Rate	3.99%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Arizona Tax-Free Income Fund	PAGE 1	8126-STSR-1026

Franklin Arizona Tax-Free Income Fund
Advisor Class [FAZZX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$29	0.59%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$586,078,241
Total Number of Portfolio Holdings	152
Portfolio Turnover Rate	3.99%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Arizona Tax-Free Income Fund	PAGE 1	656-STSR-1026

Franklin Colorado Tax-Free Income Fund
Class A [FCOQX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$43	0.86%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$476,975,594
Total Number of Portfolio Holdings	189
Portfolio Turnover Rate	3.72%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Colorado Tax-Free Income Fund	PAGE 1	1127-STSR-1026

Franklin Colorado Tax-Free Income Fund
Class A1 [FRCOX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$36	0.71%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$476,975,594
Total Number of Portfolio Holdings	189
Portfolio Turnover Rate	3.72%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Colorado Tax-Free Income Fund	PAGE 1	127-STSR-1026

Franklin Colorado Tax-Free Income Fund
Class C [FCOIX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$63	1.26%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$476,975,594
Total Number of Portfolio Holdings	189
Portfolio Turnover Rate	3.72%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Colorado Tax-Free Income Fund	PAGE 1	227-STSR-1026

Franklin Colorado Tax-Free Income Fund
Class R6 [FKTLX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$28	0.56%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$476,975,594
Total Number of Portfolio Holdings	189
Portfolio Turnover Rate	3.72%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Colorado Tax-Free Income Fund	PAGE 1	8127-STSR-1026

Franklin Colorado Tax-Free Income Fund
Advisor Class [FCOZX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$31	0.61%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$476,975,594
Total Number of Portfolio Holdings	189
Portfolio Turnover Rate	3.72%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Colorado Tax-Free Income Fund	PAGE 1	86-STSR-1026

Franklin Connecticut Tax-Free Income Fund
Class A [FQCTX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$45	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$157,154,446
Total Number of Portfolio Holdings	111
Portfolio Turnover Rate	16.12%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Connecticut Tax-Free Income Fund	PAGE 1	1166-STSR-1026

Franklin Connecticut Tax-Free Income Fund
Class A1 [FXCTX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$37	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$157,154,446
Total Number of Portfolio Holdings	111
Portfolio Turnover Rate	16.12%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Connecticut Tax-Free Income Fund	PAGE 1	166-STSR-1026

Franklin Connecticut Tax-Free Income Fund
Class C [FCTIX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$64	1.29%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$157,154,446
Total Number of Portfolio Holdings	111
Portfolio Turnover Rate	16.12%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Connecticut Tax-Free Income Fund	PAGE 1	266-STSR-1026

Franklin Connecticut Tax-Free Income Fund
Class R6 [FCTQX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$31	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$157,154,446
Total Number of Portfolio Holdings	111
Portfolio Turnover Rate	16.12%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Connecticut Tax-Free Income Fund	PAGE 1	8166-STSR-1026

Franklin Connecticut Tax-Free Income Fund
Advisor Class [FCNZX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$32	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$157,154,446
Total Number of Portfolio Holdings	111
Portfolio Turnover Rate	16.12%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Connecticut Tax-Free Income Fund	PAGE 1	69-STSR-1026

Franklin Federal Intermediate-Term Tax-Free Income Fund
Class A [FKQTX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$35	0.71%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$1,984,610,018
Total Number of Portfolio Holdings	600
Portfolio Turnover Rate	7.63%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Federal Intermediate-Term Tax-Free Income Fund	PAGE 1	1174-STSR-1026

Franklin Federal Intermediate-Term Tax-Free Income Fund
Class A1 [FKITX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$28	0.56%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$1,984,610,018
Total Number of Portfolio Holdings	600
Portfolio Turnover Rate	7.63%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Federal Intermediate-Term Tax-Free Income Fund	PAGE 1	174-STSR-1026

Franklin Federal Intermediate-Term Tax-Free Income Fund
Class C [FCITX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$55	1.11%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$1,984,610,018
Total Number of Portfolio Holdings	600
Portfolio Turnover Rate	7.63%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Federal Intermediate-Term Tax-Free Income Fund	PAGE 1	274-STSR-1026

Franklin Federal Intermediate-Term Tax-Free Income Fund
Class R6 [FITQX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$20	0.40%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$1,984,610,018
Total Number of Portfolio Holdings	600
Portfolio Turnover Rate	7.63%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Federal Intermediate-Term Tax-Free Income Fund	PAGE 1	8174-STSR-1026

Franklin Federal Intermediate-Term Tax-Free Income Fund
Advisor Class [FITZX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$23	0.46%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$1,984,610,018
Total Number of Portfolio Holdings	600
Portfolio Turnover Rate	7.63%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Federal Intermediate-Term Tax-Free Income Fund	PAGE 1	672-STSR-1026

Franklin Federal Limited-Term Tax-Free Income Fund
Class A [FFLQX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Federal Limited-Term Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$33	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$855,030,005
Total Number of Portfolio Holdings	369
Portfolio Turnover Rate	10.64%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Federal Limited-Term Tax-Free Income Fund	PAGE 1	1154-STSR-1026

Franklin Federal Limited-Term Tax-Free Income Fund
Class A1 [FFTFX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Federal Limited-Term Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$28	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$855,030,005
Total Number of Portfolio Holdings	369
Portfolio Turnover Rate	10.64%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Federal Limited-Term Tax-Free Income Fund	PAGE 1	154-STSR-1026

Franklin Federal Limited-Term Tax-Free Income Fund
Class R6 [FFTRX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Federal Limited-Term Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$19	0.37%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$855,030,005
Total Number of Portfolio Holdings	369
Portfolio Turnover Rate	10.64%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Federal Limited-Term Tax-Free Income Fund	PAGE 1	8154-STSR-1026

Franklin Federal Limited-Term Tax-Free Income Fund
Advisor Class [FTFZX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Federal Limited-Term Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$20	0.40%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$855,030,005
Total Number of Portfolio Holdings	369
Portfolio Turnover Rate	10.64%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Federal Limited-Term Tax-Free Income Fund	PAGE 1	54-STSR-1026

Franklin Georgia Tax-Free Income Fund
Class A [FGAQX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$45	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$258,243,301
Total Number of Portfolio Holdings	108
Portfolio Turnover Rate	4.75%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Georgia Tax-Free Income Fund	PAGE 1	1128-STSR-1026

Franklin Georgia Tax-Free Income Fund
Class A1 [FTGAX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$38	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$258,243,301
Total Number of Portfolio Holdings	108
Portfolio Turnover Rate	4.75%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Georgia Tax-Free Income Fund	PAGE 1	128-STSR-1026

Franklin Georgia Tax-Free Income Fund
Class C [FGAIX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$64	1.29%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$258,243,301
Total Number of Portfolio Holdings	108
Portfolio Turnover Rate	4.75%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Georgia Tax-Free Income Fund	PAGE 1	228-STSR-1026

Franklin Georgia Tax-Free Income Fund
Class R6 [FGFQX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$31	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$258,243,301
Total Number of Portfolio Holdings	108
Portfolio Turnover Rate	4.75%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Georgia Tax-Free Income Fund	PAGE 1	8128-STSR-1026

Franklin Georgia Tax-Free Income Fund
Advisor Class [FGFZX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$33	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$258,243,301
Total Number of Portfolio Holdings	108
Portfolio Turnover Rate	4.75%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Georgia Tax-Free Income Fund	PAGE 1	284-STSR-1026

Franklin High Yield Tax-Free Income Fund
Class A [FHYQX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$40	0.80%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$4,612,979,549
Total Number of Portfolio Holdings	1,842
Portfolio Turnover Rate	3.25%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin High Yield Tax-Free Income Fund	PAGE 1	1130-STSR-1026

Franklin High Yield Tax-Free Income Fund
Class A1 [FRHIX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$33	0.65%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$4,612,979,549
Total Number of Portfolio Holdings	1,842
Portfolio Turnover Rate	3.25%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin High Yield Tax-Free Income Fund	PAGE 1	130-STSR-1026

Franklin High Yield Tax-Free Income Fund
Class C [FHYIX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$60	1.19%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$4,612,979,549
Total Number of Portfolio Holdings	1,842
Portfolio Turnover Rate	3.25%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin High Yield Tax-Free Income Fund	PAGE 1	230-STSR-1026

Franklin High Yield Tax-Free Income Fund
Class R6 [FHYRX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$25	0.50%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$4,612,979,549
Total Number of Portfolio Holdings	1,842
Portfolio Turnover Rate	3.25%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin High Yield Tax-Free Income Fund	PAGE 1	8130-STSR-1026

Franklin High Yield Tax-Free Income Fund
Advisor Class [FHYVX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$28	0.55%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$4,612,979,549
Total Number of Portfolio Holdings	1,842
Portfolio Turnover Rate	3.25%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin High Yield Tax-Free Income Fund	PAGE 1	640-STSR-1026

Franklin Louisiana Tax-Free Income Fund
Class A [FQLAX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$45	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$201,983,695
Total Number of Portfolio Holdings	100
Portfolio Turnover Rate	3.20%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Louisiana Tax-Free Income Fund	PAGE 1	1168-STSR-1026

Franklin Louisiana Tax-Free Income Fund
Class A1 [FKLAX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$38	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$201,983,695
Total Number of Portfolio Holdings	100
Portfolio Turnover Rate	3.20%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Louisiana Tax-Free Income Fund	PAGE 1	168-STSR-1026

Franklin Louisiana Tax-Free Income Fund
Class C [FLAIX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$64	1.29%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$201,983,695
Total Number of Portfolio Holdings	100
Portfolio Turnover Rate	3.20%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Louisiana Tax-Free Income Fund	PAGE 1	268-STSR-1026

Franklin Louisiana Tax-Free Income Fund
Class R6 [FLAQX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$31	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$201,983,695
Total Number of Portfolio Holdings	100
Portfolio Turnover Rate	3.20%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Louisiana Tax-Free Income Fund	PAGE 1	8168-STSR-1026

Franklin Louisiana Tax-Free Income Fund
Advisor Class [FLTZX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$33	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$201,983,695
Total Number of Portfolio Holdings	100
Portfolio Turnover Rate	3.20%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Louisiana Tax-Free Income Fund	PAGE 1	286-STSR-1026

Franklin Maryland Tax-Free Income Fund
Class A [FQMDX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$45	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$306,891,921
Total Number of Portfolio Holdings	112
Portfolio Turnover Rate	1.95%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Maryland Tax-Free Income Fund	PAGE 1	1169-STSR-1026

Franklin Maryland Tax-Free Income Fund
Class A1 [FMDTX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$38	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$306,891,921
Total Number of Portfolio Holdings	112
Portfolio Turnover Rate	1.95%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Maryland Tax-Free Income Fund	PAGE 1	169-STSR-1026

Franklin Maryland Tax-Free Income Fund
Class C [FMDIX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$65	1.29%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$306,891,921
Total Number of Portfolio Holdings	112
Portfolio Turnover Rate	1.95%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Maryland Tax-Free Income Fund	PAGE 1	269-STSR-1026

Franklin Maryland Tax-Free Income Fund
Class R6 [FMDQX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$30	0.60%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$306,891,921
Total Number of Portfolio Holdings	112
Portfolio Turnover Rate	1.95%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Maryland Tax-Free Income Fund	PAGE 1	8169-STSR-1026

Franklin Maryland Tax-Free Income Fund
Advisor Class [FMDZX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$33	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$306,891,921
Total Number of Portfolio Holdings	112
Portfolio Turnover Rate	1.95%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Maryland Tax-Free Income Fund	PAGE 1	669-STSR-1026

Franklin Massachusetts Tax-Free Income Fund
Class A [FMAQX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$45	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$330,730,613
Total Number of Portfolio Holdings	121
Portfolio Turnover Rate	4.01%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Massachusetts Tax-Free Income Fund	PAGE 1	1118-STSR-1026

Franklin Massachusetts Tax-Free Income Fund
Class A1 [FMISX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$38	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$330,730,613
Total Number of Portfolio Holdings	121
Portfolio Turnover Rate	4.01%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Massachusetts Tax-Free Income Fund	PAGE 1	118-STSR-1026

Franklin Massachusetts Tax-Free Income Fund
Class C [FMAIX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$64	1.29%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$330,730,613
Total Number of Portfolio Holdings	121
Portfolio Turnover Rate	4.01%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Massachusetts Tax-Free Income Fund	PAGE 1	218-STSR-1026

Franklin Massachusetts Tax-Free Income Fund
Class R6 [FKTMX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$30	0.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$330,730,613
Total Number of Portfolio Holdings	121
Portfolio Turnover Rate	4.01%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Massachusetts Tax-Free Income Fund	PAGE 1	8118-STSR-1026

Franklin Massachusetts Tax-Free Income Fund
Advisor Class [FMAHX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$33	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$330,730,613
Total Number of Portfolio Holdings	121
Portfolio Turnover Rate	4.01%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Massachusetts Tax-Free Income Fund	PAGE 1	18-STSR-1026

Franklin Michigan Tax-Free Income Fund
Class A [FMQTX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$42	0.84%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$652,914,178
Total Number of Portfolio Holdings	235
Portfolio Turnover Rate	6.63%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Michigan Tax-Free Income Fund	PAGE 1	1119-STSR-1026

Franklin Michigan Tax-Free Income Fund
Class A1 [FTTMX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$35	0.69%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$652,914,178
Total Number of Portfolio Holdings	235
Portfolio Turnover Rate	6.63%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Michigan Tax-Free Income Fund	PAGE 1	119-STSR-1026

Franklin Michigan Tax-Free Income Fund
Class C [FRMTX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$62	1.24%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$652,914,178
Total Number of Portfolio Holdings	235
Portfolio Turnover Rate	6.63%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Michigan Tax-Free Income Fund	PAGE 1	219-STSR-1026

Franklin Michigan Tax-Free Income Fund
Class R6 [FKTNX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$28	0.55%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$652,914,178
Total Number of Portfolio Holdings	235
Portfolio Turnover Rate	6.63%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Michigan Tax-Free Income Fund	PAGE 1	8119-STSR-1026

Franklin Michigan Tax-Free Income Fund
Advisor Class [FMTFX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$30	0.59%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$652,914,178
Total Number of Portfolio Holdings	235
Portfolio Turnover Rate	6.63%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Michigan Tax-Free Income Fund	PAGE 1	657-STSR-1026

Franklin Minnesota Tax-Free Income Fund
Class A [FMNQX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$42	0.85%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$572,081,592
Total Number of Portfolio Holdings	198
Portfolio Turnover Rate	4.45%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Minnesota Tax-Free Income Fund	PAGE 1	1120-STSR-1026

Franklin Minnesota Tax-Free Income Fund
Class A1 [FMINX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$35	0.70%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$572,081,592
Total Number of Portfolio Holdings	198
Portfolio Turnover Rate	4.45%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Minnesota Tax-Free Income Fund	PAGE 1	120-STSR-1026

Franklin Minnesota Tax-Free Income Fund
Class C [FMNIX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$62	1.25%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$572,081,592
Total Number of Portfolio Holdings	198
Portfolio Turnover Rate	4.45%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Minnesota Tax-Free Income Fund	PAGE 1	220-STSR-1026

Franklin Minnesota Tax-Free Income Fund
Class R6 [FKTDX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$27	0.55%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$572,081,592
Total Number of Portfolio Holdings	198
Portfolio Turnover Rate	4.45%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Minnesota Tax-Free Income Fund	PAGE 1	8120-STSR-1026

Franklin Minnesota Tax-Free Income Fund
Advisor Class [FMNZX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$30	0.60%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$572,081,592
Total Number of Portfolio Holdings	198
Portfolio Turnover Rate	4.45%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Minnesota Tax-Free Income Fund	PAGE 1	668-STSR-1026

Franklin Missouri Tax-Free Income Fund
Class A [FMQOX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$42	0.83%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$605,688,869
Total Number of Portfolio Holdings	170
Portfolio Turnover Rate	7.00%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Missouri Tax-Free Income Fund	PAGE 1	1160-STSR-1026

Franklin Missouri Tax-Free Income Fund
Class A1 [FRMOX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$34	0.68%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$605,688,869
Total Number of Portfolio Holdings	170
Portfolio Turnover Rate	7.00%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Missouri Tax-Free Income Fund	PAGE 1	160-STSR-1026

Franklin Missouri Tax-Free Income Fund
Class C [FMOIX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$61	1.22%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$605,688,869
Total Number of Portfolio Holdings	170
Portfolio Turnover Rate	7.00%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Missouri Tax-Free Income Fund	PAGE 1	260-STSR-1026

Franklin Missouri Tax-Free Income Fund
Class R6 [FMOQX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$27	0.54%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$605,688,869
Total Number of Portfolio Holdings	170
Portfolio Turnover Rate	7.00%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Missouri Tax-Free Income Fund	PAGE 1	8160-STSR-1026

Franklin Missouri Tax-Free Income Fund
Advisor Class [FRMZX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$29	0.58%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$605,688,869
Total Number of Portfolio Holdings	170
Portfolio Turnover Rate	7.00%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Missouri Tax-Free Income Fund	PAGE 1	679-STSR-1026

Franklin New Jersey Tax-Free Income Fund
Class A [FNJQX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$42	0.84%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$810,540,282
Total Number of Portfolio Holdings	224
Portfolio Turnover Rate	5.47%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin New Jersey Tax-Free Income Fund	PAGE 1	1171-STSR-1026

Franklin New Jersey Tax-Free Income Fund
Class A1 [FRNJX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$35	0.69%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$810,540,282
Total Number of Portfolio Holdings	224
Portfolio Turnover Rate	5.47%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin New Jersey Tax-Free Income Fund	PAGE 1	171-STSR-1026

Franklin New Jersey Tax-Free Income Fund
Class C [FNIIX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$61	1.23%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$810,540,282
Total Number of Portfolio Holdings	224
Portfolio Turnover Rate	5.47%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin New Jersey Tax-Free Income Fund	PAGE 1	271-STSR-1026

Franklin New Jersey Tax-Free Income Fund
Class R6 [FNJRX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$26	0.52%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$810,540,282
Total Number of Portfolio Holdings	224
Portfolio Turnover Rate	5.47%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin New Jersey Tax-Free Income Fund	PAGE 1	8171-STSR-1026

Franklin New Jersey Tax-Free Income Fund
Advisor Class [FNJZX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$30	0.59%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$810,540,282
Total Number of Portfolio Holdings	224
Portfolio Turnover Rate	5.47%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin New Jersey Tax-Free Income Fund	PAGE 1	676-STSR-1026

Franklin North Carolina Tax-Free Income Fund
Class A [FQNCX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$43	0.86%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$570,720,650
Total Number of Portfolio Holdings	207
Portfolio Turnover Rate	2.96%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin North Carolina Tax-Free Income Fund	PAGE 1	1170-STSR-1026

Franklin North Carolina Tax-Free Income Fund
Class A1 [FXNCX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$35	0.71%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$570,720,650
Total Number of Portfolio Holdings	207
Portfolio Turnover Rate	2.96%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin North Carolina Tax-Free Income Fund	PAGE 1	170-STSR-1026

Franklin North Carolina Tax-Free Income Fund
Class C [FNCIX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$62	1.25%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$570,720,650
Total Number of Portfolio Holdings	207
Portfolio Turnover Rate	2.96%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin North Carolina Tax-Free Income Fund	PAGE 1	270-STSR-1026

Franklin North Carolina Tax-Free Income Fund
Class R6 [FNCQX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$27	0.55%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$570,720,650
Total Number of Portfolio Holdings	207
Portfolio Turnover Rate	2.96%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin North Carolina Tax-Free Income Fund	PAGE 1	8170-STSR-1026

Franklin North Carolina Tax-Free Income Fund
Advisor Class [FNCZX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$30	0.61%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$570,720,650
Total Number of Portfolio Holdings	207
Portfolio Turnover Rate	2.96%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin North Carolina Tax-Free Income Fund	PAGE 1	71-STSR-1026

Franklin Ohio Tax-Free Income Fund
Class A [FOHQX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$41	0.82%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$870,063,007
Total Number of Portfolio Holdings	246
Portfolio Turnover Rate	2.11%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Ohio Tax-Free Income Fund	PAGE 1	1122-STSR-1026

Franklin Ohio Tax-Free Income Fund
Class A1 [FTOIX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$34	0.67%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$870,063,007
Total Number of Portfolio Holdings	246
Portfolio Turnover Rate	2.11%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Ohio Tax-Free Income Fund	PAGE 1	122-STSR-1026

Franklin Ohio Tax-Free Income Fund
Class C [FOITX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$61	1.22%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$870,063,007
Total Number of Portfolio Holdings	246
Portfolio Turnover Rate	2.11%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Ohio Tax-Free Income Fund	PAGE 1	222-STSR-1026

Franklin Ohio Tax-Free Income Fund
Class R6 [FKTOX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$27	0.54%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$870,063,007
Total Number of Portfolio Holdings	246
Portfolio Turnover Rate	2.11%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Ohio Tax-Free Income Fund	PAGE 1	8122-STSR-1026

Franklin Ohio Tax-Free Income Fund
Advisor Class [FROZX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$29	0.57%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$870,063,007
Total Number of Portfolio Holdings	246
Portfolio Turnover Rate	2.11%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Ohio Tax-Free Income Fund	PAGE 1	633-STSR-1026

Franklin Oregon Tax-Free Income Fund
Class A [FOFQX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$41	0.82%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$780,947,440
Total Number of Portfolio Holdings	172
Portfolio Turnover Rate	3.97%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Oregon Tax-Free Income Fund	PAGE 1	1161-STSR-1026

Franklin Oregon Tax-Free Income Fund
Class A1 [FRORX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$33	0.66%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$780,947,440
Total Number of Portfolio Holdings	172
Portfolio Turnover Rate	3.97%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Oregon Tax-Free Income Fund	PAGE 1	161-STSR-1026

Franklin Oregon Tax-Free Income Fund
Class C [FORIX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$60	1.21%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$780,947,440
Total Number of Portfolio Holdings	172
Portfolio Turnover Rate	3.97%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Oregon Tax-Free Income Fund	PAGE 1	261-STSR-1026

Franklin Oregon Tax-Free Income Fund
Class R6 [FOFRX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$27	0.53%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$780,947,440
Total Number of Portfolio Holdings	172
Portfolio Turnover Rate	3.97%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Oregon Tax-Free Income Fund	PAGE 1	8161-STSR-1026

Franklin Oregon Tax-Free Income Fund
Advisor Class [FOFZX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$28	0.56%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$780,947,440
Total Number of Portfolio Holdings	172
Portfolio Turnover Rate	3.97%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Oregon Tax-Free Income Fund	PAGE 1	51-STSR-1026

Franklin Pennsylvania Tax-Free Income Fund
Class A [FPAQX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$42	0.85%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$629,520,251
Total Number of Portfolio Holdings	212
Portfolio Turnover Rate	2.10%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Pennsylvania Tax-Free Income Fund	PAGE 1	1129-STSR-1026

Franklin Pennsylvania Tax-Free Income Fund
Class A1 [FRPAX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$35	0.70%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$629,520,251
Total Number of Portfolio Holdings	212
Portfolio Turnover Rate	2.10%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Pennsylvania Tax-Free Income Fund	PAGE 1	129-STSR-1026

Franklin Pennsylvania Tax-Free Income Fund
Class C [FRPTX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$62	1.24%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$629,520,251
Total Number of Portfolio Holdings	212
Portfolio Turnover Rate	2.10%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Pennsylvania Tax-Free Income Fund	PAGE 1	229-STSR-1026

Franklin Pennsylvania Tax-Free Income Fund
Class R6 [FRPRX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$27	0.54%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$629,520,251
Total Number of Portfolio Holdings	212
Portfolio Turnover Rate	2.10%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Pennsylvania Tax-Free Income Fund	PAGE 1	8129-STSR-1026

Franklin Pennsylvania Tax-Free Income Fund
Advisor Class [FPFZX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$30	0.60%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$629,520,251
Total Number of Portfolio Holdings	212
Portfolio Turnover Rate	2.10%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Pennsylvania Tax-Free Income Fund	PAGE 1	677-STSR-1026

Franklin Virginia Tax-Free Income Fund
Class A [FVAQX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$44	0.88%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$451,216,251
Total Number of Portfolio Holdings	157
Portfolio Turnover Rate	4.74%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Virginia Tax-Free Income Fund	PAGE 1	1163-STSR-1026

Franklin Virginia Tax-Free Income Fund
Class A1 [FRVAX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$37	0.73%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$451,216,251
Total Number of Portfolio Holdings	157
Portfolio Turnover Rate	4.74%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Virginia Tax-Free Income Fund	PAGE 1	163-STSR-1026

Franklin Virginia Tax-Free Income Fund
Class C [FVAIX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$64	1.27%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$451,216,251
Total Number of Portfolio Holdings	157
Portfolio Turnover Rate	4.74%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Virginia Tax-Free Income Fund	PAGE 1	263-STSR-1026

Franklin Virginia Tax-Free Income Fund
Class R6 [FRVRX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$28	0.56%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$451,216,251
Total Number of Portfolio Holdings	157
Portfolio Turnover Rate	4.74%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Virginia Tax-Free Income Fund	PAGE 1	8163-STSR-1026

Franklin Virginia Tax-Free Income Fund
Advisor Class [FRVZX]
Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$32	0.63%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$451,216,251
Total Number of Portfolio Holdings	157
Portfolio Turnover Rate	4.74%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Virginia Tax-Free Income Fund	PAGE 1	84-STSR-1026

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Franklin
Tax-Free Trust
Financial Statements and Other Important Information
Semi-Annual | August 31, 2026
Franklin Alabama Tax-Free Income Fund
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin Federal Limited-Term Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income Fund
Franklin Michigan Tax-Free Income Fund
Franklin Minnesota Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Ohio Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund
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Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedules of Investments 2
Financial Statements 284
Notes to Financial Statements 309
Changes In and Disagreements with Accountants 348
Results of Meeting(s) of Shareholders 348
Remuneration Paid to Directors, Officers and Others 348
Board Approval of Management and Subadvisory Agreements 348

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August 31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.31 $10.21 $10.20 $9.92 $10.97 $11.18
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.29 0.27 0.25 0.24 0.22
Net realized and unrealized gains (losses) (0.33) 0.10 0.01 0.28 (1.06) (0.21)
Total from investment operations ........ (0.18) 0.39 0.28 0.53 (0.82) 0.01
Less distributions from:
Net investment income .............. (0.15) (0.29) (0.27) (0.25) (0.23) (0.22)
Net asset value, end of period .......... $9.98 $10.31 $10.21 $10.20 $9.92 $10.97
Total return
d
....................... (1.71)% 3.83% 2.84% 5.43% (7.45)% 0.02%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.98% 0.97% 0.95% 0.93% 0.93% 0.91%
Expenses net of waiver and payments by
affiliates .......................... 0.90% 0.90% 0.89%
f
0.90%
f
0.90%
f
0.91%
f
Net investment income ............... 2.99% 2.93% 2.60% 2.50% 2.34% 1.91%
Supplemental data
Net assets , end of period (000’s) ........ $40,329 $42,795 $47,227 $48,532 $42,244 $46,633
Portfolio turnover rate ................ 5.93% 15.17% 14.27% 7.51% 19.06% 20.50%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.30 $10.20 $10.19 $9.91 $10.95 $11.16
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.31 0.28 0.26 0.25 0.23
Net realized and unrealized gains (losses) (0.33) 0.09 0.01 0.28 (1.04) (0.20)
Total from investment operations ........ (0.17) 0.40 0.29 0.54 (0.79) 0.03
Less distributions from:
Net investment income .............. (0.16) (0.30) (0.28) (0.26) (0.25) (0.24)
Net asset value, end of period .......... $9.97 $10.30 $10.20 $10.19 $9.91 $10.95
Total return
d
....................... (1.63)% 4.09% 2.90% 5.59% (7.24)% 0.17%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.83% 0.82% 0.80% 0.78% 0.78% 0.76%
Expenses net of waiver and payments by
affiliates .......................... 0.75% 0.75% 0.75%
f
0.75%
f
0.75%
f
0.76%
f
Net investment income ............... 3.14% 3.08% 2.75% 2.66% 2.49% 2.07%
Supplemental data
Net assets , end of period (000’s) ........ $87,731 $96,006 $103,724 $118,538 $125,644 $163,571
Portfolio turnover rate ................ 5.93% 15.17% 14.27% 7.51% 19.06% 20.50%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.44 $10.34 $10.32 $10.05 $11.10 $11.32
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.25 0.22 0.21 0.19 0.17
Net realized and unrealized gains (losses) (0.34) 0.10 0.02 0.27 (1.05) (0.22)
Total from investment operations ........ (0.21) 0.35 0.24 0.48 (0.86) (0.05)
Less distributions from:
Net investment income .............. (0.13) (0.25) (0.22) (0.21) (0.19) (0.17)
Net asset value, end of period .......... $10.10 $10.44 $10.34 $10.32 $10.05 $11.10
Total return
d
....................... (1.98)% 3.46% 2.39% 4.83% (7.74)% (0.38)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.37% 1.36% 1.33% 1.32% 1.32% 1.30%
Expenses net of waiver and payments by
affiliates .......................... 1.29% 1.29% 1.29%
f
1.29%
f
1.29%
f
1.30%
f
Net investment income ............... 2.54% 2.48% 2.15% 2.06% 1.89% 1.51%
Supplemental data
Net assets , end of period (000’s) ........ $1,796 $2,308 $3,461 $6,046 $8,264 $13,416
Portfolio turnover rate ................ 5.93% 15.17% 14.27% 7.51% 19.06% 20.50%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.30 $10.21 $10.19 $9.91 $10.95 $11.17
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.32 0.29 0.28 0.26 0.25
Net realized and unrealized gains (losses) (0.33) 0.09 0.02 0.28 (1.04) (0.22)
Total from investment operations ........ (0.16) 0.41 0.31 0.56 (0.78) 0.03
Less distributions from:
Net investment income .............. (0.17) (0.32) (0.29) (0.28) (0.26) (0.25)
Net asset value, end of period .......... $9.97 $10.30 $10.21 $10.19 $9.91 $10.95
Total return
d
....................... (1.57)% 4.12% 3.13% 5.73% (7.11)% 0.22%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.69% 0.71% 0.68% 0.66% 0.66% 0.65%
Expenses net of waiver and payments by
affiliates .......................... 0.62% 0.62% 0.62%
f
0.61%
f
0.62%
f
0.63%
f
Net investment income ............... 3.28% 3.21% 2.89% 2.78% 2.62% 2.19%
Supplemental data
Net assets , end of period (000’s) ........ $3,895 $3,399 $2,097 $1,279 $1,786 $2,308
Portfolio turnover rate ................ 5.93% 15.17% 14.27% 7.51% 19.06% 20.50%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.30 $10.20 $10.19 $9.91 $10.95 $11.17
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.32 0.29 0.27 0.26 0.25
Net realized and unrealized gains (losses) (0.33) 0.09 0.01 0.28 (1.04) (0.22)
Total from investment operations ........ (0.16) 0.41 0.30 0.55 (0.78) 0.03
Less distributions from:
Net investment income .............. (0.17) (0.31) (0.29) (0.27) (0.26) (0.25)
Net asset value, end of period .......... $9.97 $10.30 $10.20 $10.19 $9.91 $10.95
Total return
d
....................... (1.59)% 4.19% 3.00% 5.70% (7.14)% 0.18%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.73% 0.72% 0.70% 0.68% 0.68% 0.66%
Expenses net of waiver and payments by
affiliates .......................... 0.65% 0.65% 0.65%
f
0.65%
f
0.65%
f
0.66%
f
Net investment income ............... 3.25% 3.19% 2.85% 2.76% 2.59% 2.16%
Supplemental data
Net assets , end of period (000’s) ........ $33,462 $26,577 $20,943 $19,911 $18,309 $19,796
Portfolio turnover rate ................ 5.93% 15.17% 14.27% 7.51% 19.06% 20.50%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2026
Franklin Alabama Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Residential REITs 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 500,000 $ 510,434
Total Corporate Bonds (Cost $ 500,000 ) ........................................
510,434
Municipal Bonds 97.5%
Alabama 88.3%
Alabama Community College System ,
Bishop State Community College , Revenue , 2019 , BAM Insured , 4% , 1/01/49 .... 2,000,000 1,700,823
Shelton State Community College , Revenue , 2024 , AG Insured , 5% , 8/01/49 ..... 1,000,000 1,013,448
Alabama Federal Aid Highway Finance Authority , Revenue , 2025 A , 5% , 3/01/45 .... 750,000 785,936
Alabama Highway Authority , Revenue , 2025 , AG Insured , 5% , 9/01/45 ............ 500,000 524,733
Alabama Housing Finance Authority ,
Revenue , 2024 A , GNMA Insured , 4.7% , 10/01/54 ......................... 970,000 935,324
Revenue , 2024 D , GNMA Insured , 4.55% , 10/01/54 ........................ 955,000 897,958
Revenue , 2025 B , GNMA Insured , 5.05% , 10/01/45 ........................ 995,000 1,002,793
Alabama Special Care Facilities Financing Authority-Birmingham ,
Children's Hospital of Alabama Obligated Group (The) , Revenue , 2025 A , Refunding ,
5.25% , 6/01/50 .................................................. 1,000,000 1,023,994
Children's Hospital of Alabama Obligated Group (The) , Revenue , 2025 A , Refunding ,
5.25% , 6/01/55 .................................................. 1,000,000 1,016,211
Alabama State University ,
Revenue , 2022 , Refunding , BAM Insured , 5% , 9/01/36 ...................... 1,500,000 1,565,690
Revenue , 2022 , Refunding , BAM Insured , 5% , 9/01/40 ...................... 1,500,000 1,533,456
Revenue , 2025 , AG Insured , 5.75% , 9/01/50 ............................. 500,000 536,696
Alabaster Board of Education ,
Special Tax , 2022 , BAM Insured , 5% , 9/01/47 ............................. 1,500,000 1,529,312
Special Tax , 2022 , BAM Insured , 5% , 9/01/52 ............................. 1,500,000 1,506,285
Alexander City Board of Education , Special Tax , 2022 , BAM Insured , 4% , 2/01/52 ... 3,000,000 2,695,012
Auburn University , Revenue , 2025 A , 5% , 6/01/55 ........................... 2,670,000 2,694,735
Bessemer Governmental Utility Services Corp. , Water , Revenue , 2017 , Refunding ,
BAM Insured , 5% , 6/01/39 ........................................... 3,000,000 3,025,594
Birmingham Airport Authority ,
Revenue , 2020 , Refunding , BAM Insured , 4% , 7/01/38 ...................... 400,000 397,666
Revenue , 2020 , Refunding , BAM Insured , 4% , 7/01/40 ...................... 705,000 683,950
Birmingham-Jefferson Civic Center Authority , Special Tax , 2018 A , 5% , 7/01/33 ..... 1,605,000 1,650,704
b
Black Belt Energy Gas District ,
Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 ........................... 1,000,000 998,185
Revenue , 2023 B-2 , Mandatory Put , 5.25% , 12/01/30 ....................... 3,000,000 3,180,711
Revenue , 2024 A , Mandatory Put , 5.25% , 9/01/32 ......................... 2,000,000 2,058,183
c
Revenue , 144A, 2025 C , Mandatory Put , 5.5% , 8/01/34 ..................... 1,200,000 1,262,003
Revenue , 2025 D , Refunding , Mandatory Put , 5% , 8/01/35 ................... 1,000,000 1,040,967
City of Albertville , GO , 2025 A , BAM Insured , 5.5% , 4/01/51 .................... 1,000,000 1,051,680
City of Bessemer , Water , Revenue , 2017 , Refunding , AG Insured , 5% , 1/01/47 ..... 2,590,000 2,591,245
City of Birmingham Regional Water Works , Revenue, Sub. Lien , 2016 B , Pre-
Refunded , 5% , 1/01/43 ............................................. 2,000,000 2,016,264
City of Huntsville , GO , 2018 B , 5% , 5/01/38 ................................ 3,000,000 3,048,391
City of Lincoln , GO , 2020 , BAM Insured , 4% , 6/01/50 ........................ 2,500,000 2,210,765
City of Trussville , GO , 2018 A , 4% , 8/01/41 ................................ 3,000,000 2,816,787
City of Tuscaloosa ,
GO , 2020 A , 4% , 10/01/50 ........................................... 2,000,000 1,789,070
GO , 2025 B , 5.25% , 8/01/55 ......................................... 1,250,000 1,297,884
b
Columbia Industrial Development Board , Alabama Power Co. , Revenue , 2014 D ,
Refunding , Mandatory Put , 3.81% , 6/01/28 ............................... 2,000,000 2,021,994
County of Jefferson , Sewer , Revenue , 2024 , Refunding , 5.5% , 10/01/53 .......... 4,500,000 4,631,693
County of Marshall , GO , 2025 , 5% , 11/01/54 ............................... 1,000,000 1,002,988

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Alabama (continued)
c
County of Mobile ,
Revenue , 144A, 2020 , 4% , 11/01/45 ................................... $ 2,100,000 $ 1,875,520
Gomesa , Revenue , 144A, 2026 , 5% , 11/01/50 ............................ 1,000,000 941,936
DCH Healthcare Authority ,
Revenue , 2015 , Refunding , 5% , 6/01/36 ................................. 2,000,000 2,001,083
Revenue , 2021 A , 4% , 6/01/46 ........................................ 2,310,000 2,098,415
East Alabama Health Care Authority (The) , Revenue , 2018 A , 5% , 9/01/41 ........ 3,000,000 3,023,732
Energy Southeast A Cooperative District ,
b
Revenue , 2023 A-1 , Mandatory Put , 5.5% , 1/01/31 ......................... 1,000,000 1,060,934
b
Revenue , 2024 B , Mandatory Put , 5.25% , 6/01/32 ......................... 2,000,000 2,097,555
Revenue , 2026 B , 5% , 11/01/33 ....................................... 1,500,000 1,574,111
Florence City Board of Education , Special Tax , 2022 , 4% , 3/01/46 ............... 3,000,000 2,731,545
Florence Public Educational Building Authority , University of North Alabama , Revenue ,
2024 , AG Insured , 5.25% , 11/01/49 .................................... 1,000,000 1,032,337
Health Care Authority for Baptist Health (The) ,
Revenue , 2023 A , Refunding , 5% , 11/15/36 .............................. 1,000,000 1,036,658
Revenue , 2023 A , Refunding , 5% , 11/15/37 .............................. 875,000 901,954
Health Care Authority of the City of Huntsville (The) ,
Health Care Authority of City of Huntsville (The) Obligated Group , Revenue , 2020 B ,
4% , 6/01/45 .................................................... 2,000,000 1,818,013
Huntsville Hospital Health System Obligated Group , Revenue , 2025 B , 5% , 6/01/35 3,000,000 3,261,268
Homewood Educational Building Authority ,
CHF - Horizons II LLC , Revenue , 2024 C , 5.5% , 10/01/54 ................... 1,000,000 1,003,254
Samford University , Revenue , 2019 A , Refunding , 4% , 12/01/49 ............... 2,500,000 2,057,798
Samford University , Revenue , 2021 A , 4% , 12/01/51 ....................... 1,470,000 1,186,500
Huntsville-Randolph School Educational Building Authority , Randolph School , Revenue ,
2026 , 5.25% , 8/01/46 ............................................... 1,000,000 1,025,114
Infirmary Health System Special Care Facilities Financing Authority of Mobile , Infirmary
Health System Obligated Group , Revenue , 2021 A , Refunding , 4% , 2/01/46 ...... 3,000,000 2,568,400
Jacksonville State University ,
Revenue , 2017 , Refunding , AG Insured , 5% , 12/01/36 ...................... 2,500,000 2,521,082
Revenue , 2020 , Refunding , AG Insured , 4% , 12/01/50 ...................... 5,000,000 4,107,080
Jefferson County Board of Education , Special Tax , 2024 , 5% , 2/01/46 ............ 1,000,000 1,030,798
Limestone County Water & Sewer Authority ,
Revenue , 2015 B , Refunding , BAM Insured , 5% , 12/01/43 ................... 230,000 230,024
Revenue , 2024 , 5% , 12/01/44 ........................................ 500,000 520,631
Revenue , 2024 , 4.25% , 12/01/54 ...................................... 2,000,000 1,794,766
Madison City Board of Education , Special Tax , 2019 , 4% , 2/01/44 ............... 3,000,000 2,766,409
Madison Water & Wastewater Board , Revenue , 2017 , Refunding , 5% , 12/01/41 ..... 3,000,000 3,005,858
Mobile County Board of School Commissioners , Special Tax , 2022 B , BAM Insured ,
4.25% , 3/01/52 ................................................... 2,000,000 1,870,323
Mobile County Industrial Development Authority ,
AM/NS Calvert LLC , Revenue , 2024 A , 5% , 6/01/54 ........................ 1,000,000 950,618
AM/NS Calvert LLC , Revenue , 2024 B , 4.75% , 12/01/54 .................... 1,250,000 1,151,631
d
Montgomery County Board of Education , Special Tax , 2026 A , Refunding , AG Insured ,
5.25% , 3/01/55 ................................................... 2,000,000 2,039,233
Montgomery Water Works & Sanitary Sewer Board , Revenue , 2025 , 5% , 9/01/46 ... 1,000,000 1,045,235
Muscle Shoals Board of Education , Special Tax , 2026 , BAM Insured , 5.25% , 5/01/51 . 1,250,000 1,301,957
Opelika Utilities Board , Revenue , 2017 , Refunding , 4% , 6/01/41 ................ 2,000,000 1,862,464
Prattville Waterworks Board , Revenue , 2023 , 5.125% , 8/01/53 ................. 1,000,000 1,016,411
Selma Industrial Development Board , International Paper Co. , Revenue , 2020 A ,
Refunding , 4.2% , 5/01/34 ............................................ 1,500,000 1,517,894
b
Southeast Alabama Gas Supply District (The) , Revenue , 2024 B , Refunding ,
Mandatory Put , 5% , 5/01/32 .......................................... 1,000,000 1,039,689
Southeast Energy Authority A Cooperative District ,
b
Revenue , 2021 A , Mandatory Put , 4% , 10/01/28 ........................... 2,000,000 2,020,321
b
Revenue , 2022 A-1 , Mandatory Put , 5.5% , 12/01/29 ........................ 2,000,000 2,112,334

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Alabama (continued)
Southeast Energy Authority A Cooperative District, (continued)
b
Revenue , 2023 B , Mandatory Put , 5% , 6/01/30 ............................ $ 1,000,000 $ 1,043,687
Revenue , 2024 A , 5% , 11/01/35 ....................................... 1,000,000 1,018,372
b
Revenue , 2025 A , Mandatory Put , 5% , 6/01/35 ............................ 1,000,000 1,010,422
Special Care Facilities Financing Authority of the City of Pell City Alabama , Noland
Obligated Group , Revenue , 2021 A , Refunding , 4% , 12/01/39 ................. 4,000,000 3,824,943
Talladega County Board of Education , Special Tax , 2017 , Refunding , BAM Insured , 5% ,
11/01/39 ........................................................ 2,000,000 2,011,473
Town of Pike Road , GO , 2024 , 5% , 9/01/44 ................................ 1,000,000 1,043,709
Troy Public Educational Building Authority , Troy City Board of Education , Revenue ,
2011 , AG Insured , 5.25% , 12/01/40 .................................... 295,000 295,123
e
UAB Medicine Finance Authority , UAB Medicine Obligated Group , Revenue , 2026 A ,
Refunding , 5% , 9/01/41 ............................................. 750,000 786,781
University of Alabama (The) , Revenue , 2018 B-2 , 5% , 9/01/48 .................. 3,000,000 3,033,636
University of Montevallo , Revenue , 2017 , Refunding , BAM Insured , 5% , 5/01/42 .... 2,500,000 2,512,527
University of South Alabama ,
Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ............................. 2,000,000 2,014,533
Revenue , 2024 A , Refunding , BAM Insured , 5.25% , 4/01/54 .................. 1,000,000 1,020,607
Revenue , 2026 A , 5% , 11/01/51 ....................................... 1,000,000 1,008,663
147,564,491
California 0.3%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 700,000 582,531
Florida 1.1%
c
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 500,000 341,359
c ,f
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 6.56%, 3/01/29 ........................................... 1,725,000 1,471,784
1,813,143
Georgia 0.4%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 185,000 189,349
f
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.7%, 12/01/45 ................... 925,000 459,251
648,600
South Carolina 0.4%
c
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 750,000 651,847
Texas 0.4%
c
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 800,000 601,809
Washington 0.3%
c
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 500,000 427,852
Wisconsin 2.8%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 855,000 874,414
c
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 500,000 407,385
f
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 4,200,000 2,091,989
c,f
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 2,125,000 1,356,192
4,729,980

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 3.5%
Guam 2.2%
Guam Government Waterworks Authority ,
Guam Waterworks Authority Water and Wastewater System , Revenue , 2020 A , 5% ,
1/01/50 ........................................................ $ 1,000,000 $ 1,007,189
Guam Waterworks Authority Water And Wastewater System , Revenue , 2024 A ,
Refunding , 5% , 7/01/45 ............................................ 1,000,000 1,010,042
Water And Wastewater System , Revenue , 2025 A , 5.25% , 7/01/50 ............. 600,000 604,943
Water And Wastewater System , Revenue , 2025 A , 5.5% , 7/01/55 .............. 1,100,000 1,122,568
3,744,742
Puerto Rico 1.3%
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 500,000 502,920
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 996,279
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 500,000 485,243
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... 250,000 236,059
2,220,501
Total U.S. Territories .................................................................... 5,965,243
Total Municipal Bonds (Cost $ 170,501,262 ) .....................................
162,985,496
Total Long Term Investments (Cost $ 171,001,262 ) ...............................
163,495,930
a
a a a a
a
Total Investments (Cost $ 171,001,262 ) 97.8% ...................................
$163,495,930
Other Assets, less Liabilities 2.2% .............................................
3,716,589
Net Assets 100.0% ...........................................................
$167,212,519
See Abbreviations on page 347 .
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
The maturity date shown represents the mandatory put date.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2026, the aggregate value of these securities was $9,337,687, representing 5.6% of net assets.
d
Security purchased on a when-issued basis. See Note 1(b).
e
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
f
The rate shown represents the yield at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.93 $9.88 $9.81 $9.60 $10.64 $10.92
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.31 0.30 0.30 0.27 0.25
Net realized and unrealized gains (losses) (0.33) 0.05 0.07 0.21 (1.04) (0.28)
Total from investment operations ........ (0.17) 0.36 0.37 0.51 (0.77) (0.03)
Less distributions from:
Net investment income .............. (0.17) (0.31) (0.30) (0.30) (0.27) (0.25)
Net asset value, end of period .......... $9.59 $9.93 $9.88 $9.81 $9.60 $10.64
Total return
d
....................... (1.77)% 3.79% 3.83% 5.39% (7.24)% (0.37)%
Ratios to average net assets
e
Expenses ......................... 0.84% 0.83%
f
0.82%
g
0.82%
g
0.83%
g
0.81%
g
Net investment income ............... 3.35% 3.27% 3.06% 3.15% 2.79% 2.23%
Supplemental data
Net assets , end of period (000’s) ........ $204,155 $206,246 $230,162 $220,872 $212,662 $210,355
Portfolio turnover rate ................ 3.99% 17.42% 10.60% 7.72% 27.77% 17.24%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.91 $9.86 $9.80 $9.59 $10.62 $10.90
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.33 0.32 0.32 0.29 0.26
Net realized and unrealized gains (losses) (0.33) 0.04 0.05 0.20 (1.04) (0.28)
Total from investment operations ........ (0.16) 0.37 0.37 0.52 (0.75) (0.02)
Less distributions from:
Net investment income .............. (0.17) (0.32) (0.31) (0.31) (0.28) (0.26)
Net asset value, end of period .......... $9.58 $9.91 $9.86 $9.80 $9.59 $10.62
Total return
d
....................... (1.60)% 3.95% 3.89% 5.55% (7.02)% (0.22)%
Ratios to average net assets
e
Expenses ......................... 0.69% 0.68%
f
0.67%
g
0.67%
g
0.68%
g
0.66%
g
Net investment income ............... 3.50% 3.42% 3.22% 3.30% 2.94% 2.39%
Supplemental data
Net assets , end of period (000’s) ........ $236,728 $254,936 $305,231 $349,407 $396,929 $526,131
Portfolio turnover rate ................ 3.99% 17.42% 10.60% 7.72% 27.77% 17.24%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.09 $10.03 $9.97 $9.75 $10.81 $11.09
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.28 0.26 0.26 0.23 0.20
Net realized and unrealized gains (losses) (0.34) 0.05 0.06 0.22 (1.06) (0.28)
Total from investment operations ........ (0.20) 0.33 0.32 0.48 (0.83) (0.08)
Less distributions from:
Net investment income .............. (0.15) (0.27) (0.26) (0.26) (0.23) (0.20)
Net asset value, end of period .......... $9.74 $10.09 $10.03 $9.97 $9.75 $10.81
Total return
d
....................... (2.04)% 3.41% 3.24% 4.98% (7.69)% (0.76)%
Ratios to average net assets
e
Expenses ......................... 1.23% 1.22%
f
1.21%
g
1.21%
g
1.22%
g
1.20%
g
Net investment income ............... 2.89% 2.81% 2.61% 2.68% 2.33% 1.80%
Supplemental data
Net assets , end of period (000’s) ........ $12,069 $13,602 $17,424 $24,653 $32,466 $48,833
Portfolio turnover rate ................ 3.99% 17.42% 10.60% 7.72% 27.77% 17.24%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.94 $9.89 $9.83 $9.62 $10.66 $10.94
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.34 0.33 0.33 0.30 0.28
Net realized and unrealized gains (losses) (0.33) 0.05 0.06 0.20 (1.04) (0.28)
Total from investment operations ........ (0.15) 0.39 0.39 0.53 (0.74) —
Less distributions from:
Net investment income .............. (0.18) (0.34) (0.33) (0.32) (0.30) (0.28)
Net asset value, end of period .......... $9.61 $9.94 $9.89 $9.83 $9.62 $10.66
Total return
d
....................... (1.52)% 4.08% 4.01% 5.67% (6.96)% (0.08)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.55% 0.55% 0.54% 0.54% 0.55% 0.53%
Expenses net of waiver and payments by
affiliates .......................... 0.55% 0.55% 0.54%
f
0.54%
f
0.54%
f
0.52%
f
Net investment income ............... 3.63% 3.55% 3.33% 3.43% 3.06% 2.51%
Supplemental data
Net assets , end of period (000’s) ........ $24,145 $23,802 $25,494 $25,018 $19,946 $28,123
Portfolio turnover rate ................ 3.99% 17.42% 10.60% 7.72% 27.77% 17.24%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.94 $9.89 $9.83 $9.62 $10.65 $10.94
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.34 0.33 0.33 0.30 0.27
Net realized and unrealized gains (losses) (0.34) 0.04 0.05 0.20 (1.04) (0.29)
Total from investment operations ........ (0.16) 0.38 0.38 0.53 (0.74) (0.02)
Less distributions from:
Net investment income .............. (0.18) (0.33) (0.32) (0.32) (0.29) (0.27)
Net asset value, end of period .......... $9.60 $9.94 $9.89 $9.83 $9.62 $10.65
Total return
d
....................... (1.65)% 4.04% 3.98% 5.64% (6.91)% (0.21)%
Ratios to average net assets
e
Expenses ......................... 0.59% 0.58%
f
0.57%
g
0.56%
g
0.57%
g
0.56%
g
Net investment income ............... 3.59% 3.51% 3.31% 3.40% 3.02% 2.48%
Supplemental data
Net assets , end of period (000’s) ........ $108,981 $111,255 $122,601 $103,552 $114,323 $178,256
Portfolio turnover rate ................ 3.99% 17.42% 10.60% 7.72% 27.77% 17.24%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2026
Franklin Arizona Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.7%
Arizona 91.7%
Arizona Board of Regents ,
Arizona State University , Revenue , 2023 B , 4% , 7/01/53 ..................... $ 5,000,000 $ 4,385,064
Arizona State University , Revenue , 2024 A , 5% , 7/01/50 ..................... 6,225,000 6,332,823
Arizona State University , Revenue , 2024 A , 5% , 7/01/54 ..................... 2,000,000 2,021,317
Arizona State University SPEED Fund , Revenue , 2024 , Refunding , 5% , 8/01/46 ... 2,115,000 2,188,950
Arizona State University SPEED Fund , Revenue , 2026 A , 5% , 8/01/56 .......... 9,000,000 9,139,382
University of Arizona (The) , Revenue , 2018 A , 5% , 6/01/43 ................... 4,500,000 4,572,013
University of Arizona (The) , Revenue , 2025 A , Refunding , 5% , 6/01/55 .......... 5,000,000 5,056,979
Arizona Industrial Development Authority ,
Academies of Math & Science Obligated Group , Revenue , 2017 A , Refunding , 5% ,
7/01/42 ........................................................ 2,045,000 2,025,717
Academies of Math & Science Obligated Group , Revenue , 2017 A , Refunding , 5% ,
7/01/51 ........................................................ 1,080,000 1,028,465
Arizona Agribusiness and Equine Center, Inc. , Revenue , 2017 A , 5% , 3/01/48 .... 1,555,000 1,551,336
Ball Charter Schools Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/41 ... 2,000,000 1,731,606
Ball Charter Schools Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/51 ... 2,340,000 1,838,564
BASIS Schools, Inc. Obligated Group , Revenue , 2017 F , Refunding , 5% , 7/01/47 .. 3,350,000 3,322,651
CHF Arizona LLC , Revenue , 2026 A , BAM Insured , 5% , 7/01/65 ............... 5,000,000 4,914,358
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/33 ....................................................... 1,000,000 1,031,967
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/36 ....................................................... 1,235,000 1,265,385
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/39 ....................................................... 1,000,000 1,014,685
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/45 ....................................................... 2,200,000 1,983,375
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/50 ....................................................... 7,055,000 5,975,899
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2021 A , 4% ,
11/01/51 ....................................................... 1,400,000 1,183,173
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 A , 4% ,
11/01/42 ....................................................... 1,650,000 1,522,459
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 A , 5% ,
11/01/47 ....................................................... 5,610,000 5,679,862
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 A , 4.25% ,
11/01/52 ....................................................... 3,500,000 3,064,166
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2023 A , 5.25% ,
11/01/53 ....................................................... 5,540,000 5,599,961
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2026 A , 5.5% ,
11/01/56 ....................................................... 1,000,000 1,034,003
Great Lakes Senior Living Communities LLC , Revenue , 2025 A-2 , 5.125% , 1/01/59 2,425,000 2,197,564
Great Lakes Senior Living Communities LLC , Revenue, Second Tier , 2025 B ,
5.125% , 1/01/59 ................................................. 6,899,966 5,300,706
GreatHearts Arizona Obligated Group , Revenue , 2021 B , 4% , 7/01/41 .......... 5,000 4,324
GreatHearts Arizona Obligated Group , Revenue , 2025 A , 5% , 7/01/45 .......... 900,000 880,549
GreatHearts Arizona Obligated Group , Revenue , 2025 A , 5% , 7/01/50 .......... 1,300,000 1,217,630
GreatHearts Arizona Obligated Group , Revenue , 2025 A , 5.25% , 7/01/55 ........ 1,750,000 1,677,659
KIPP Nashville Obligated Group , Revenue , 2022 A , 5% , 7/01/47 .............. 1,400,000 1,365,693
KIPP Nashville Obligated Group , Revenue , 2022 A , 5% , 7/01/62 .............. 2,400,000 2,219,417
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/51 ............. 5,920,000 4,732,309
KIPP NYC Public Charter Schools , Revenue , 2021 C , 3.25% , 7/01/31 .......... 1,145,000 1,036,353
Leman Academy of Excellence Obligated Group , Revenue , 2022 A , Refunding , 4.5% ,
7/01/54 ........................................................ 3,000,000 2,365,280
Phoenix Children's Hospital Obligated Group , Revenue , 2020 A , 4% , 2/01/50 ..... 2,540,000 2,246,220
Phoenix Children's Hospital Obligated Group , Revenue , 2021 A , Refunding , 3% ,
2/01/41 ........................................................ 885,000 732,228
Provident Group-NCCU Properties LLC , Revenue , 2019 A , BAM Insured , 5% ,
6/01/58 ........................................................ 6,250,000 6,179,506

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona State University , Revenue , 2019 A , 5% , 7/01/40 ...................... $ 1,000,000 $ 1,030,323
City of Avondale , Wastewater System , Revenue , 2026 A , Refunding , 5% , 7/01/56 ... 500,000 514,794
City of Bullhead , Excise Taxes , Revenue , 2022 , 4% , 7/01/47 ................... 2,065,000 1,911,832
City of Glendale ,
Water & Sewer , Revenue, Senior Lien , 2024 , 5% , 7/01/41 ................... 1,000,000 1,057,067
Water & Sewer , Revenue, Senior Lien , 2024 , 5% , 7/01/43 ................... 1,000,000 1,051,193
City of Goodyear ,
GO , 2026 , 5% , 7/01/44 ............................................. 3,600,000 3,830,665
GO , 2026 , 5% , 7/01/45 ............................................. 2,600,000 2,757,294
Water & Sewer , Revenue, Sub. Lien, Second Series , 2020 , AG Insured , 4% , 7/01/45 3,500,000 3,325,820
City of Kingman , Excise Tax , Revenue , 2025 , 4.5% , 7/15/44 ................... 1,000,000 1,003,534
City of Lake Havasu City , Wastewater System , GO, Senior Lien , 2025 , Refunding , 4% ,
7/01/43 ......................................................... 2,000,000 1,943,812
City of Mesa , Utility System , Revenue , 2018 , 4% , 7/01/38 ..................... 1,425,000 1,390,501
City of Phoenix Civic Improvement Corp. ,
Airport , Revenue , 2017 A , 5% , 7/01/42 .................................. 2,155,000 2,165,569
Airport , Revenue , 2017 A , 5% , 7/01/47 .................................. 12,935,000 12,946,313
Airport , Revenue, Junior Lien , 2017 D , Refunding , 4% , 7/01/40 ............... 16,570,000 15,628,236
Airport , Revenue, Junior Lien , 2019 A , 4% , 7/01/44 ........................ 4,000,000 3,776,401
Airport , Revenue, Junior Lien , 2019 A , 5% , 7/01/44 ........................ 8,500,000 8,668,620
Airport , Revenue, Senior Lien , 2018 , 5% , 7/01/48 .......................... 5,000,000 4,968,094
Excise Tax , Revenue , 2022 , 5% , 7/01/46 ................................ 8,300,000 8,591,184
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/39 .................................................. 4,090,000 4,200,582
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 4% , 7/01/45 .................................................. 12,500,000 11,664,489
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/27 ..... 3,945,000 4,041,412
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/28 ..... 2,000,000 2,104,957
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/29 ..... 2,000,000 2,148,322
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/36 ..... 5,000,000 5,824,058
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/37 ..... 7,000,000 8,164,255
Wastewater , Revenue, Junior Lien , 2018 A , 4% , 7/01/39 ..................... 5,000,000 4,916,236
Water System , Revenue, Junior Lien , 2016 , Refunding , 5% , 7/01/38 ............ 5,000,000 5,034,872
Water System , Revenue, Junior Lien , 2020 B , 5% , 7/01/44 ................... 8,030,000 8,281,997
City of Scottsdale , GO , 2023 , 4% , 7/01/39 ................................. 1,500,000 1,497,034
City of Tempe ,
GO , 2025 , Refunding , 5% , 7/01/40 ..................................... 6,930,000 7,452,848
GO , 2026 A , 5% , 7/01/46 ............................................ 4,250,000 4,466,688
City of Tucson , Water System , Revenue , 2026 , 5% , 7/01/46 ................... 650,000 683,140
Coconino County Jail District , Excise Tax , Revenue , 2025 , 4.5% , 7/01/45 ......... 1,000,000 1,004,755
County of Yuma , Pledged , Revenue , 2022 , BAM Insured , 4.25% , 7/15/42 ......... 3,250,000 3,222,690
Gilbert Water Resource Municipal Property Corp. ,
Town of Gilbert Waterworks & Sewer System , Revenue, Senior Lien , 2022 , 4% ,
7/15/39 ........................................................ 10,000,000 9,866,300
Town of Gilbert Waterworks & Sewer System , Revenue, Senior Lien , 2022 , 4% ,
7/15/42 ........................................................ 4,700,000 4,516,768
Town of Gilbert Waterworks & Sewer System , Revenue, Senior Lien , 2022 , 4% ,
7/15/47 ........................................................ 9,030,000 8,713,159
Glendale Industrial Development Authority ,
People of Faith, Inc. Obligated Group , Revenue , 2020 A , 4% , 5/15/31 ........... 340,000 334,678
People of Faith, Inc. Obligated Group , Revenue , 2020 A , 5% , 5/15/41 ........... 1,000,000 968,047
People of Faith, Inc. Obligated Group , Revenue , 2020 A , 5% , 5/15/56 ........... 4,500,000 3,908,401
Industrial Development Authority of the City of Phoenix Arizona (The) ,
Downtown Phoenix Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/44 ...... 3,545,000 3,480,243
Downtown Phoenix Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/49 ...... 3,120,000 2,998,130
Downtown Phoenix Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/54 ...... 2,665,000 2,517,246
Downtown Phoenix Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/59 ...... 2,000,000 1,865,463

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Industrial Development Authority of the City of Phoenix Arizona (The), (continued)
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/27 $ 425,000 $ 429,809
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/30 700,000 713,280
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/32 250,000 253,724
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/33 600,000 607,903
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/37 3,950,000 3,969,029
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/42 12,800,000 12,475,602
Vista College Preparatory Obligated Group , Revenue , 2018 A , 5% , 7/01/48 ...... 1,000,000 983,227
Industrial Development Authority of the County of Pima (The) ,
TMC HealthCare Obligated Group , Revenue , 2021 A , Refunding , 4% , 4/01/40 .... 1,040,000 962,834
TMC HealthCare Obligated Group , Revenue , 2021 A , Refunding , 4% , 4/01/41 .... 1,360,000 1,242,563
TMC HealthCare Obligated Group , Revenue , 2021 A , Refunding , 3% , 4/01/51 .... 12,000,000 8,210,564
Industrial Development Authority of the County of Yavapai (The) ,
Yavapai Community Hospital Association Obligated Group , Revenue , 2016 ,
Refunding , 5% , 8/01/34 ............................................ 4,250,000 4,252,612
Yavapai Community Hospital Association Obligated Group , Revenue , 2016 ,
Refunding , 5% , 8/01/36 ............................................ 1,310,000 1,310,630
La Paz County Industrial Development Authority ,
Harmony Public Schools , Revenue , 2018 A , 5% , 2/15/38 .................... 1,000,000 1,004,477
Harmony Public Schools , Revenue , 2018 A , 5% , 2/15/48 .................... 1,000,000 943,689
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group , Revenue , 2019 F , 3% , 1/01/49 ............... 5,000,000 3,598,393
Banner Health Obligated Group , Revenue , A , 4% , 1/01/41 ................... 9,630,000 9,130,361
Banner Health Obligated Group , Revenue , A , 5% , 1/01/41 ................... 37,590,000 37,892,333
Creighton University , Revenue , 2020 , 4% , 7/01/50 ......................... 8,450,000 7,169,521
Highland Prep Obligated Group , Revenue , 2019 , 5% , 1/01/43 ................ 2,275,000 2,289,125
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/36 ....... 2,100,000 2,151,252
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/37 ....... 3,175,000 3,244,633
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/42 ....... 2,750,000 2,783,522
HonorHealth Obligated Group , Revenue , 2021 A , 3% , 9/01/51 ................ 5,600,000 3,869,691
Reid Traditional Schools Obligated Group , Revenue , 2016 , 5% , 7/01/36 ......... 1,120,000 1,100,855
Reid Traditional Schools Obligated Group , Revenue , 2016 , 5% , 7/01/47 ......... 3,325,000 2,996,810
Maricopa County Pollution Control Corp. ,
El Paso Electric Co. , Revenue , 2009 B , Refunding , 3.6% , 4/01/40 ............. 13,500,000 12,153,926
El Paso Electric Co. , Revenue , 2012 A , Refunding , 4.5% , 8/01/42 ............. 10,000,000 9,453,026
a
Public Service Co. of New Mexico , Revenue , 2010 A , Refunding , Mandatory Put ,
0.875% , 10/01/26 ................................................ 4,500,000 4,491,785
a
Public Service Co. of New Mexico , Revenue , 2010 B , Refunding , Mandatory Put ,
0.875% , 10/01/26 ................................................ 2,150,000 2,146,075
Maricopa County Unified School District No. 60 Higley , COP , 2023 , Refunding , AG
Insured , 5% , 6/01/53 ............................................... 3,000,000 3,013,332
Maricopa County Unified School District No. 69 Paradise Valley , GO , 2025 A , 5% ,
7/01/43 ......................................................... 7,150,000 7,525,775
Maricopa County Unified School District No. 80 Chandler , GO , 2026 A , 5% , 7/01/45 . 3,890,000 4,107,650
McAllister Academic Village LLC ,
Arizona State University , Revenue , 2016 A , Refunding , 5% , 7/01/37 ............ 2,095,000 2,096,864
Arizona State University , Revenue , 2016 A , Refunding , 5% , 7/01/39 ............ 1,000,000 1,000,670
Pima County Unified School District No. 30 Sahuarita , GO , 2017 , BAM Insured , 5% ,
7/01/34 ......................................................... 2,800,000 2,844,665
Salt River Project Agricultural Improvement & Power District ,
Revenue , 2017 A , Refunding , 5% , 1/01/38 ............................... 2,125,000 2,164,005
Revenue , 2019 A , 5% , 1/01/47 ........................................ 2,000,000 2,031,408
Revenue , 2023 A , 5% , 1/01/47 ........................................ 5,000,000 5,129,068
Revenue , 2023 A , 5% , 1/01/50 ........................................ 5,265,000 5,350,152
Revenue , 2023 B , 5.25% , 1/01/53 ..................................... 2,780,000 2,867,974
Revenue , 2024 A , 5.25% , 1/01/54 ..................................... 15,000,000 15,492,537

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Salt Verde Financial Corp. ,
Revenue , 2007-1 , 5% , 12/01/32 ....................................... $ 11,555,000 $ 12,077,866
Revenue , 2007-1 , 5% , 12/01/37 ....................................... 5,000,000 5,089,810
Student & Academic Services LLC , Northern Arizona Capital Facilities Finance Corp. ,
Revenue , 2024 , Refunding , BAM Insured , 5% , 6/01/44 ...................... 1,030,000 1,066,439
Town of Marana , Pledged Excise , Revenue , 2024 , 4% , 7/01/44 ................. 2,250,000 2,160,948
Town of Queen Creek ,
Excise Tax , Revenue , 2018 A , 5% , 8/01/42 ............................... 5,000,000 5,094,708
Excise Tax , Revenue , 2022 , 5% , 8/01/47 ................................ 1,190,000 1,222,658
Excise Tax , Revenue , 2024 , 5% , 8/01/49 ................................ 4,425,000 4,522,769
Yuma Industrial Development Authority ,
Yuma Regional Medical Center Obligated Group , Revenue , 2024 A , Refunding , AG
Insured , 4% , 8/01/49 .............................................. 4,000,000 3,505,827
Yuma Regional Medical Center Obligated Group , Revenue , 2024 A , Refunding , AG
Insured , 4% , 8/01/54 .............................................. 4,000,000 3,404,025
Yuma Regional Medical Center Obligated Group , Revenue , 2024 A , Refunding ,
5.25% , 8/01/54 .................................................. 1,750,000 1,775,372
537,433,393
Florida 1.0%
b
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 800,000 546,175
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 6.56%, 3/01/29 ........................................... 6,465,000 5,515,989
6,062,164
Georgia 0.3%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 540,000 552,695
c
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.7%, 12/01/45 ................... 2,420,000 1,201,501
1,754,196
Oregon 0.2%
b
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 1,400,000 1,428,595
Texas 0.7%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 2,000,000 1,839,985
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,300,000 2,482,462
4,322,447
Washington 0.3%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,800,000 1,540,267
Wisconsin 2.7%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 2,530,000 2,587,449
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,900,000 1,548,061
c
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 10,975,000 5,466,567
b
FAH Tree House LLC , Revenue , 144A, 2023 A , 6.5% , 8/01/53 ................ 1,500,000 1,338,298
b,c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 5,075,000 3,238,905
b
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,500,000 1,484,535
15,663,815

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 347 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 1.8%
Guam 0.1%
Guam Power Authority , Revenue , 2024 A , Refunding , 5% , 10/01/44 ..............
$ 450,000 $ 458,338
Puerto Rico 1.7%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 3,700,000 3,721,606
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 1,550,000 1,466,739
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 4,906,000 4,761,200
9,949,545
Total U.S. Territories .................................................................... 10,407,883
Total Municipal Bonds (Cost $ 602,543,522 ) .....................................
578,612,760
a a a a
a
Total Investments (Cost $ 602,543,522 ) 98.7% ...................................
$578,612,760
Other Assets, less Liabilities 1.3% .............................................
7,465,481
Net Assets 100.0% ...........................................................
$586,078,241
a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2026, the aggregate value of these securities was $19,123,287, representing 3.3% of net assets.
c
The rate shown represents the yield at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.68 $10.59 $10.54 $10.26 $11.40 $11.69
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.35 0.32 0.30 0.28 0.25
Net realized and unrealized gains (losses) (0.32) 0.07 0.05 0.28 (1.15) (0.29)
Total from investment operations ........ (0.15) 0.42 0.37 0.58 (0.87) (0.04)
Less distributions from:
Net investment income .............. (0.17) (0.33) (0.32) (0.30) (0.27) (0.25)
Net asset value, end of period .......... $10.36 $10.68 $10.59 $10.54 $10.26 $11.40
Total return
d
....................... (1.39)% 4.11% 3.57% 5.74% (7.63)% (0.43)%
Ratios to average net assets
e
Expenses ......................... 0.86% 0.87%
f
0.85%
g
0.85%
g
0.85%
g
0.83%
g
Net investment income ............... 3.26% 3.33% 3.05% 2.90% 2.62% 2.08%
Supplemental data
Net assets, end of period (000’s) ........ $118,313 $121,401 $122,273 $121,792 $117,511 $142,935
Portfolio turnover rate ................ 3.72% 11.43% 13.97% 15.33% 13.39% 14.21%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.67 $10.58 $10.54 $10.26 $11.40 $11.68
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.36 0.34 0.31 0.29 0.26
Net realized and unrealized gains (losses) (0.32) 0.08 0.04 0.28 (1.14) (0.28)
Total from investment operations ........ (0.14) 0.44 0.38 0.59 (0.85) (0.02)
Less distributions from:
Net investment income .............. (0.18) (0.35) (0.34) (0.31) (0.29) (0.26)
Net asset value, end of period .......... $10.35 $10.67 $10.58 $10.54 $10.26 $11.40
Total return
d
....................... (1.32)% 4.27% 3.63% 5.90% (7.49)% (0.19)%
Ratios to average net assets
e
Expenses ......................... 0.71% 0.72%
f
0.70%
g
0.70%
g
0.70%
g
0.68%
g
Net investment income ............... 3.42% 3.48% 3.20% 3.05% 2.77% 2.24%
Supplemental data
Net assets, end of period (000’s) ........ $184,962 $202,362 $227,023 $255,227 $287,013 $386,962
Portfolio turnover rate ................ 3.72% 11.43% 13.97% 15.33% 13.39% 14.21%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.80 $10.72 $10.67 $10.39 $11.54 $11.83
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.30 0.28 0.26 0.23 0.20
Net realized and unrealized gains (losses) (0.32) 0.07 0.05 0.28 (1.15) (0.29)
Total from investment operations ........ (0.17) 0.37 0.33 0.54 (0.92) (0.09)
Less distributions from:
Net investment income .............. (0.15) (0.29) (0.28) (0.26) (0.23) (0.20)
Net asset value, end of period .......... $10.48 $10.80 $10.72 $10.67 $10.39 $11.54
Total return
d
....................... (1.57)% 3.55% 3.10% 5.24% (8.00)% (0.83)%
Ratios to average net assets
e
Expenses ......................... 1.26% 1.26%
f
1.25%
g
1.24%
g
1.24%
g
1.23%
g
Net investment income ............... 2.82% 2.88% 2.60% 2.44% 2.18% 1.66%
Supplemental data
Net assets, end of period (000’s) ........ $6,804 $8,066 $12,151 $16,388 $23,346 $36,062
Portfolio turnover rate ................ 3.72% 11.43% 13.97% 15.33% 13.39% 14.21%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.68 $10.59 $10.55 $10.27 $11.41 $11.69
Income from investment operations
b
:
Net investment income
c
............. 0.19 0.38 0.35 0.33 0.31 0.28
Net realized and unrealized gains (losses) (0.32) 0.07 0.04 0.28 (1.15) (0.28)
Total from investment operations ........ (0.13) 0.45 0.39 0.61 (0.84) —
Less distributions from:
Net investment income .............. (0.19) (0.36) (0.35) (0.33) (0.30) (0.28)
Net asset value, end of period .......... $10.36 $10.68 $10.59 $10.55 $10.27 $11.41
Total return
d
....................... (1.24)% 4.42% 3.77% 6.03% (7.35)% (0.05)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.56% 0.58% 0.56% 0.56% 0.56% 0.55%
Expenses net of waiver and payments by
affiliates .......................... 0.56% 0.58%
f
0.56%
g
0.56%
g
0.55%
g
0.54%
g
Net investment income ............... 3.57% 3.64% 3.34% 3.18% 2.91% 2.38%
Supplemental data
Net assets, end of period (000’s) ........ $26,309 $25,629 $16,355 $15,928 $15,147 $23,615
Portfolio turnover rate ................ 3.72% 11.43% 13.97% 15.33% 13.39% 14.21%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.67 $10.58 $10.54 $10.26 $11.40 $11.68
Income from investment operations
b
:
Net investment income
c
............. 0.19 0.37 0.35 0.32 0.30 0.28
Net realized and unrealized gains (losses) (0.32) 0.08 0.04 0.28 (1.14) (0.28)
Total from investment operations ........ (0.13) 0.45 0.39 0.60 (0.84) —
Less distributions from:
Net investment income .............. (0.19) (0.36) (0.35) (0.32) (0.30) (0.28)
Net asset value, end of period .......... $10.35 $10.67 $10.58 $10.54 $10.26 $11.40
Total return
d
....................... (1.27)% 4.28% 3.83% 6.00% (7.40)% (0.10)%
Ratios to average net assets
e
Expenses ......................... 0.61% 0.62%
f
0.60%
g
0.60%
g
0.60%
g
0.58%
g
Net investment income ............... 3.52% 3.58% 3.30% 3.15% 2.87% 2.33%
Supplemental data
Net assets, end of period (000’s) ........ $140,588 $139,523 $131,282 $97,040 $97,723 $137,797
Portfolio turnover rate ................ 3.72% 11.43% 13.97% 15.33% 13.39% 14.21%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2026
Franklin Colorado Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Residential REITs 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,400,000 $ 1,429,214
Total Corporate Bonds (Cost $ 1,400,000 ) .......................................
1,429,214
Municipal Bonds 98.0%
California 0.3%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 2,000,000 1,664,374
Colorado 91.2%
b
Access 25 Metropolitan District No. 2 , GO , 144A, 2023 , 6.75% , 12/01/53 .......... 3,000,000 3,073,173
Adams & Arapahoe Counties Joint School District 28J Aurora ,
COP , 2025 , BAM Insured , 5.5% , 12/01/50 ............................... 2,000,000 2,104,895
GO , 2025 , 5.5% , 12/01/47 ........................................... 3,000,000 3,247,545
Adams County Housing Authority , 2880 Uplands LLLP , Revenue , 2026 A , 5% , 4/01/44 2,250,000 2,227,779
Adams State University ,
Revenue , 2012 , 5% , 5/15/37 ......................................... 630,000 608,533
Revenue , 2019 A , Refunding , 4% , 5/15/42 ............................... 1,515,000 1,391,523
Arapahoe County School District No. 5 Cherry Creek , GO , 2024 , 5.25% , 12/15/44 ... 2,000,000 2,144,152
c
Aurora Crossroads Metropolitan District No. 2 , GO , 2025 A-2 , Refunding , 0.41%,
12/01/55 ........................................................ 4,250,000 3,976,411
Baseline Metropolitan District No. 1 , GO , 2024 A , Refunding , AG Insured , 4% , 12/01/46 2,000,000 1,803,237
Board of Governors of Colorado State University System ,
Revenue , 2013 A , Refunding , 5% , 3/01/43 ............................... 5,000,000 5,495,574
Revenue , 2017 E , Refunding , 4% , 3/01/43 ............................... 4,500,000 4,212,214
Revenue , 2024 A , Refunding , 4% , 3/01/47 ............................... 5,000,000 4,423,765
Revenue , A , Refunding , 4% , 3/01/40 ................................... 5,000,000 4,783,213
Board of Water Commissioners City & County of Denver (The) ,
Revenue , 2017 A , 5% , 9/15/47 ........................................ 5,000,000 5,046,027
Revenue , 2024 A , Refunding , 5% , 9/15/54 ............................... 1,500,000 1,537,203
b
Broadway Park North Metropolitan District No. 2 , GO , 144A, 2020 , Refunding , 5% ,
12/01/40 ........................................................ 1,325,000 1,314,542
Bromley Park Metropolitan District No. 2 , GO , 2023 , Refunding , BAM Insured , 5.375% ,
12/01/53 ........................................................ 2,500,000 2,573,720
b
Broomfield Village Metropolitan District No. 2 , GO , 144A, 2021 A-1 , Refunding , 5% ,
12/01/49 ........................................................ 4,227,000 3,854,616
Castle Oaks Metropolitan District No. 3 , GO , 2020 , Refunding , AG Insured , 4% ,
12/01/45 ........................................................ 1,140,000 1,032,555
CCP Metropolitan District No. 3 , GO , 2024 , Refunding , 5% , 12/01/53 ............. 1,175,000 1,126,711
Centennial Water & Sanitation District , Revenue , 2019 , 5.25% , 12/01/48 .......... 2,135,000 2,173,427
Cherokee Metropolitan District ,
Revenue , 2020 , BAM Insured , 4% , 8/01/45 .............................. 2,250,000 2,108,304
Revenue , 2020 , BAM Insured , 4% , 8/01/50 .............................. 1,400,000 1,234,472
City & County of Denver ,
Airport System , Revenue , 2022 A , 5% , 11/15/37 ........................... 4,250,000 4,456,107
Airport System , Revenue , 2022 D , Refunding , 5% , 11/15/53 .................. 5,000,000 5,001,681
Airport System , Revenue , 2023 B , Refunding , 5.5% , 11/15/42 ................ 1,000,000 1,067,430
Airport System , Revenue , 2023 B , Refunding , 5.5% , 11/15/43 ................ 1,000,000 1,063,793
Airport System , Revenue, Sub. Lien , 2018 A , Refunding , 5.25% , 12/01/48 ....... 5,000,000 5,035,609
Airport System , Revenue, Sub. Lien , 2018 B , Refunding , 5% , 12/01/48 .......... 4,440,000 4,467,990
Pledged Excise Tax , Revenue , 2018 A-1 , 5% , 8/01/48 ...................... 5,000,000 5,001,891
City of Aurora , Water , Revenue, First Lien , 2024 , 4% , 8/01/54 .................. 2,250,000 1,974,357
City of Brighton , Water Activity , Revenue , 2025 , 4.25% , 6/01/55 ................. 3,000,000 2,707,042
City of Colorado Springs ,
Utilities System , GO , 2025 A , 5.25% , 11/15/50 ............................ 5,000,000 5,268,664
Utilities System , Revenue , 2024 A , 5% , 11/15/49 .......................... 1,500,000 1,543,076
Utilities System , Revenue , 2024 A , 5.25% , 11/15/54 ........................ 5,000,000 5,206,991

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
City of Fort Collins , Electric Utility Enterprise , Revenue , 2018 A , 5% , 12/01/42 ...... $ 13,500,000 $ 13,736,309
City of Fort Morgan , Wastewater , Revenue , 2026 , BAM Insured , 5.25% , 12/01/56 ... 1,250,000 1,293,861
City of Grand Junction ,
COP , 2021 , 4% , 12/01/45 ............................................ 2,005,000 1,878,023
Sales & Use Tax , Revenue , 2020 B , 4% , 3/01/49 .......................... 3,775,000 3,328,453
Colorado Bridge & Tunnel Enterprise ,
Revenue , 2024 A , AG Insured , 5.25% , 12/01/49 ........................... 1,500,000 1,569,654
Revenue , 2024 A , AG Insured , 5.5% , 12/01/54 ............................ 1,000,000 1,053,815
Revenue , 2024 B , Refunding , 5% , 12/01/49 .............................. 2,925,000 2,996,886
Revenue, Senior Lien , 2025 A , AG Insured , 5.25% , 12/01/54 ................. 3,490,000 3,605,479
Colorado Educational & Cultural Facilities Authority ,
Addenbrooke Classical Academy, Inc. , Revenue , 2025 A , Refunding , BAM Insured ,
5% , 6/01/55 .................................................... 750,000 738,900
Alexander Dawson School LLC (The) , Revenue , 2010 , 5% , 2/15/40 ............ 5,280,000 5,284,649
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/36 .................... 425,000 406,389
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/41 .................... 150,000 130,020
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/51 .................... 370,000 292,630
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/61 .................... 550,000 410,539
Denver School of Science & Technology, Inc. , Revenue , 2021 , 3% , 8/01/41 ...... 1,460,000 1,106,797
Denver School of Science & Technology, Inc. , Revenue , 2021 , 3% , 8/01/51 ...... 3,635,000 2,355,762
Eagle Ridge Academy , Revenue , 2022 A , Refunding , 5% , 11/01/37 ............ 1,000,000 1,024,950
Golden View Classical Academy , Revenue , 2022 , Refunding , 4% , 1/01/32 ....... 280,000 278,954
Golden View Classical Academy , Revenue , 2022 , Refunding , 4% , 1/01/52 ....... 1,355,000 1,075,956
Golden View Classical Academy , Revenue , 2022 , Refunding , 4% , 1/01/62 ....... 1,600,000 1,207,436
James Irwin Educational Foundation Obligated Group , Revenue , 2022 , 5% , 9/01/52 750,000 696,644
James Irwin Educational Foundation Obligated Group , Revenue , 2022 , 5% , 9/01/57 1,765,000 1,612,108
Lighthouse Building Corp. , Revenue , 2021 , 4% , 10/01/46 .................... 320,000 261,182
Lighthouse Building Corp. , Revenue , 2021 , 4% , 10/01/56 .................... 1,000,000 748,460
Lighthouse Building Corp. , Revenue , 2021 , 4% , 10/01/61 .................... 2,210,000 1,610,813
Pinnacle Charter School, Inc. , Revenue , 2021 A , Refunding , 4% , 12/01/50 ....... 5,820,000 4,892,499
Roosevelt Charter Academy , Revenue , 2025 A , BAM Insured , 5% , 7/01/55 ....... 725,000 708,905
Union Colony Schools , Revenue , 2018 , Refunding , 5% , 4/01/48 ............... 715,000 694,920
University of Denver , Revenue , 2017 A , 5% , 3/01/47 ....................... 3,950,000 3,956,272
West Ridge Academy Charter School , Revenue , 2019 A , Refunding , 5% , 6/01/49 .. 400,000 378,836
Westgate Community School , Revenue , 2021 A , Refunding , 4% , 7/01/41 ........ 2,370,000 2,083,084
Windsor Charter Academy Obligated Group , Revenue , 2020 , Refunding , 4% , 9/01/50 2,400,000 1,976,585
Colorado Health Facilities Authority ,
AdventHealth Obligated Group , Revenue , 2016 A , Refunding , 4% , 11/15/41 ...... 3,000,000 2,818,674
AdventHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 11/15/39 ...... 5,005,000 5,140,981
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/35 ....................................................... 1,575,000 1,537,567
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/37 ....................................................... 850,000 810,256
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/38 ....................................................... 705,000 662,048
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/39 ....................................................... 835,000 779,070
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/40 ....................................................... 725,000 672,254
BSLC II Obligated Group , Revenue , 2018 A-1 , Refunding , 5% , 9/15/48 .......... 3,000,000 2,902,595
BSLC II Obligated Group , Revenue , 2018 A-1 , Refunding , 4.75% , 9/15/53 ....... 1,500,000 1,353,724
BSLC II Obligated Group , Revenue, Second Tier , 2025 , 5.5% , 9/15/54 .......... 2,000,000 1,986,730
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/38 3,000,000 3,062,463
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/39 2,000,000 2,034,667
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 4% , 8/01/49 9,990,000 8,594,320
CommonSpirit Health Obligated Group , Revenue , 2022 A , 5.25% , 11/01/52 ...... 3,000,000 3,046,985

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Health Facilities Authority, (continued)
CommonSpirit Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% ,
12/01/54 ....................................................... $ 4,000,000 $ 4,066,049
CommonSpirit Health Obligated Group , Revenue , 2025 A , Refunding , 5% , 9/01/35 . 1,000,000 1,078,938
Covenant Living Communities and Services Obligated Group , Revenue , 2018 A , 5% ,
12/01/48 ....................................................... 5,000,000 4,908,720
Covenant Living Communities and Services Obligated Group , Revenue , 2020 A ,
Refunding , 4% , 12/01/50 ........................................... 5,700,000 4,750,130
Covenant Living Communities and Services Obligated Group , Revenue , 2025 A ,
Refunding , 5.125% , 12/01/45 ....................................... 1,000,000 1,014,331
Craig Hospital Obligated Group , Revenue , 2025 A , 5.25% , 12/01/50 ............ 3,000,000 3,052,782
Craig Hospital Obligated Group , Revenue , 2025 A , 5.5% , 12/01/55 ............. 3,535,000 3,621,833
Frasier Meadows Manor, Inc. Obligated Group , Revenue , 2025 A , Refunding , 5.25% ,
5/15/48 ........................................................ 2,500,000 2,519,542
Intermountain Healthcare Obligated Group , Revenue , 2019 A , Refunding , 4% ,
1/01/38 ........................................................ 3,660,000 3,551,196
Intermountain Healthcare Obligated Group , Revenue , 2024 A , Refunding , 5% ,
5/15/54 ........................................................ 1,100,000 1,102,508
Intermountain Healthcare Obligated Group , Revenue , 2026 A , 5% , 11/15/44 ...... 2,000,000 2,086,238
Sanford Obligated Group , Revenue , 2019 A , Refunding , 5% , 11/01/44 .......... 3,495,000 3,536,950
Sanford Obligated Group , Revenue , 2019 A , Refunding , 5% , 11/01/49 .......... 8,050,000 8,060,298
University of Colorado Health Obligated Group , Revenue , 2020 A , Pre-Refunded ,
4% , 9/01/50 .................................................... 6,275,000 6,535,551
Valley View Hospital Association , Revenue , 2015 , 5% , 5/15/40 ................ 2,000,000 1,999,986
Valley View Hospital Association , Revenue , 2015 , 5% , 5/15/45 ................ 1,000,000 998,619
Colorado High Performance Transportation Enterprise , C-470 Express Lanes System ,
Revenue , 2017 , 5% , 12/31/47 ........................................ 2,555,000 2,469,189
Colorado Housing and Finance Authority ,
Revenue , 2019 B-1 , I , 3.15% , 10/01/44 ................................. 1,000,000 798,412
Revenue , 2019 B-1 , I , 3.25% , 10/01/49 ................................. 1,000,000 742,966
Colorado International Center Metropolitan District No. 14 , GO , 2026 A , Refunding , AG
Insured , 5% , 12/01/56 .............................................. 3,000,000 2,935,042
Colorado School of Mines , Revenue , 2023 C , 5.25% , 12/01/53 ................. 3,000,000 3,082,394
Colorado Science and Technology Park Metropolitan District No. 1 , Revenue , 2024 A ,
Refunding , AG Insured , 5% , 12/01/54 .................................... 750,000 730,109
Colorado Springs School District No. 11 Facilities Corp. , COP , 2024 , BAM Insured ,
5.25% , 12/15/48 ................................................... 1,000,000 1,038,587
County of Routt , Yampa Valley Regional Airport , Revenue , 2026 , 5.5% , 6/01/51 ..... 1,000,000 1,020,413
Crystal Valley Metropolitan District No. 2 , GO , 2020 A , Refunding , AG Insured , 3% ,
12/01/49 ........................................................ 3,000,000 2,056,785
Denver City & County Housing Authority , 4965 Washington Street LLLP , Revenue ,
2025 A , 5% , 12/01/45 ............................................... 3,500,000 3,499,525
Denver City & County School District No. 1 , GO , 2025 C , 5.5% , 12/01/49 ......... 5,000,000 5,352,768
Denver Convention Center Hotel Authority , Revenue, Senior Lien , 2016 , Refunding ,
5% , 12/01/40 ..................................................... 9,775,000 9,649,091
Denver Health & Hospital Authority ,
COP , 2018 , 5% , 12/01/48 ............................................ 5,255,000 5,071,270
Revenue , 2014 A , 5.25% , 12/01/45 .................................... 9,250,000 9,252,331
Revenue , 2019 A , Refunding , 5% , 12/01/30 .............................. 1,000,000 1,043,568
Revenue , 2019 A , Refunding , 5% , 12/01/32 .............................. 1,330,000 1,376,273
Revenue , 2019 A , Refunding , 4% , 12/01/37 .............................. 3,540,000 3,295,593
Revenue , 2025 A , 5.125% , 12/01/50 ................................... 1,015,000 974,937
Revenue , 2025 A , 6% , 12/01/55 ....................................... 1,000,000 1,048,364
Denver International Business Center Metropolitan District No. 1 , GO , 2019 A , 4% ,
12/01/48 ........................................................ 350,000 287,435
c
E-470 Public Highway Authority , Revenue , 2026 A-2 , Refunding , 4.78%, 9/01/39 .... 2,750,000 1,497,769

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
East Cherry Creek Valley Water and Sanitation District ,
Revenue , 2019 A , 4% , 11/15/38 ....................................... $ 1,000,000 $ 985,769
Revenue , 2019 A , 4% , 11/15/39 ....................................... 1,200,000 1,179,032
Erie Farm Metropolitan District , GO , 2021 , Refunding , AG Insured , 4% , 12/01/51 .... 1,200,000 1,049,702
Evan's Place Metropolitan District , GO , 2020 A-3 , 5% , 12/01/40 ................. 550,000 544,011
b
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5.55% , 12/01/47 3,500,000 3,536,274
Fort Collins Housing Authority , Village on Eastbrook LLLP , Revenue , 2026 A , 5% ,
5/01/44 ......................................................... 1,500,000 1,500,208
Gunnison County Housing Authority , Revenue , 2025 , BAM Insured , 5.125% , 6/01/55 . 1,350,000 1,362,770
Gunnison Watershed School District No. Re 1J , GO , 2023 , 5% , 12/01/47 .......... 3,250,000 3,335,277
Johnstown Plaza Metropolitan District , GO , 2022 , Refunding , 4.25% , 12/01/46 ..... 3,000,000 2,885,307
Lakes at Centerra Metropolitan District No. 2 , GO , 2024 A , Refunding , AG Insured ,
4.5% , 12/01/54 ................................................... 2,500,000 2,266,478
Lambertson Farms Metropolitan District No. 1 , Revenue , 2024 A , Refunding , AG
Insured , 4.25% , 12/15/54 ............................................ 1,000,000 876,123
Larimer County School District No. R-1 Poudre ,
GO , 2018 , 5% , 12/15/39 ............................................. 2,660,000 2,730,097
GO , 2018 , 5% , 12/15/40 ............................................. 2,340,000 2,394,410
Meridian Metropolitan District , GO , 2023 , AG Insured , 4.375% , 12/01/53 .......... 2,000,000 1,827,232
Mesa County Valley School District No. 51 Grand Junction , GO , 2025 , 5.25% , 12/01/49 2,000,000 2,092,872
North Pine Vistas Metropolitan District No. 2 , GO , 2022 , Refunding , AG Insured , 5% ,
12/01/52 ........................................................ 1,125,000 1,124,592
Park 70 Metropolitan District ,
GO , 2016 , Refunding , 5% , 12/01/36 .................................... 1,000,000 1,000,760
GO , 2016 , Refunding , 5% , 12/01/46 .................................... 1,500,000 1,441,484
Park Creek Metropolitan District ,
Westerly Creek District Service Area , Revenue, Senior Lien , 2018 A , 5% , 12/01/46 . 2,875,000 2,895,706
Westerly Creek District Service Area , Revenue, Senior Lien , 2024 A , AG Insured ,
4.5% , 12/01/51 .................................................. 1,500,000 1,400,640
Westerly Creek District Service Area , Tax Allocation, Senior Lien , 2024 A , AG
Insured , 4.25% , 12/01/47 .......................................... 1,000,000 938,307
Westerly Creek District Service Area , Tax Allocation, Senior Lien , 2025 , Refunding ,
AG Insured , 5% , 12/01/41 .......................................... 1,000,000 1,039,141
Parker Water & Sanitation District , Revenue , 2018 , 5% , 11/01/42 ................ 6,475,000 6,571,471
Patriot Park Metropolitan District No. 2 , GO , 2021 , 4.3% , 12/01/50 ............... 534,000 450,199
Platte River Power Authority , Revenue , LL , 5% , 6/01/56 ....................... 2,000,000 2,033,615
Prairie Center Metropolitan District No. 3 , GO , 2024 B , 5.875% , 12/15/46 ......... 1,000,000 1,042,345
Prairie Center Metropolitan District No. 7 ,
GO , 2020 , 4.125% , 12/15/36 ......................................... 30,000 29,340
GO , 2020 , 4.875% , 12/15/44 ......................................... 725,000 710,767
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............ 9,900,000 11,409,004
Regional Transportation District ,
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/34 ........ 550,000 549,108
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/35 ........ 1,750,000 1,731,385
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/38 ........ 700,000 667,612
Sales Tax , Revenue , 2016 A , Refunding , 5% , 11/01/41 ...................... 10,000,000 10,038,409
Sales Tax , Revenue , 2016 A , 5% , 11/01/46 ............................... 6,000,000 6,023,045
Sales Tax , Revenue , 2026 A , Refunding , 5% , 11/01/40 ...................... 2,250,000 2,420,887
Sales Tax , Revenue , 2026 A , Refunding , 5% , 11/01/46 ...................... 3,500,000 3,674,470
Silver Peaks Metropolitan District No. 3 , GO, Senior Lien , 2020 A , 5% , 12/01/50 .... 1,000,000 937,669
South Timnath Metropolitan District No. 2 , GO , 2016 , Refunding , 5% , 12/01/42 ..... 5,690,000 5,691,345
State of Colorado ,
COP , 2020 , Refunding , 4% , 6/15/40 .................................... 1,315,000 1,252,146
COP , 2020 A , 4% , 12/15/38 .......................................... 3,555,000 3,493,887
COP , 2020 R , 4% , 3/15/45 ........................................... 5,000,000 4,631,363
COP , 2024 A , 4% , 11/01/53 .......................................... 2,000,000 1,693,444
Sterling Hills West Metropolitan District , GO , 2017 , Refunding , 5% , 12/01/39 ....... 1,125,000 1,140,714

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Thompson Crossing Metropolitan District No. 2 , GO , 2016 B , Refunding , AG Insured ,
5% , 12/01/46 ..................................................... $ 4,500,000 $ 4,499,848
Town of Monument , COP , 2020 , AG Insured , 4% , 12/01/45 .................... 2,000,000 1,817,691
Trails at Crowfoot Metropolitan District No. 3 , GO , 2024 A , Refunding , AG Insured ,
4.25% , 12/01/54 ................................................... 2,000,000 1,753,727
University of Colorado , Revenue , 2025 A , 4.25% , 6/01/55 ..................... 4,055,000 3,697,072
Upper Eagle Regional Water Authority , Revenue , 2024 , BAM Insured , 4.25% , 12/01/53 2,000,000 1,808,275
Whispering Pines Metropolitan District No. 1 , GO , 2023 , Refunding , AG Insured , 5% ,
12/01/52 ........................................................ 900,000 900,959
Wildwing Metropolitan District No. 5 , GO , 2024 , Refunding , AG Insured , 4.5% , 12/01/53 750,000 678,957
Windsor Highlands Metropolitan District No. 4 , GO , 2024 , Refunding , BAM Insured ,
4.5% , 12/01/53 ................................................... 2,000,000 1,861,560
434,809,324
Florida 1.7%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 4,104,000 3,627,457
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 800,000 546,175
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 6.56%, 3/01/29 ........................................... 4,820,000 4,112,462
8,286,094
Georgia 0.4%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 550,000 562,930
c
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.7%, 12/01/45 ................... 2,735,000 1,357,894
1,920,824
South Carolina 0.1%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 540,000 469,330
Texas 0.4%
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,400,000 1,805,427
Washington 0.3%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,400,000 1,197,986
Wisconsin 2.6%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 2,570,000 2,628,357
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,400,000 1,140,677
c
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 12,405,000 6,178,840
b,c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 3,650,000 2,329,458
12,277,332
U.S. Territories 1.0%
Guam 0.4%
Antonio B Won Pat International Airport Authority , Revenue , 2024 A , 5.25% , 10/01/39 600,000 623,536
Guam Government Waterworks Authority , Guam Waterworks Authority Water and
Wastewater System , Revenue , 2020 A , 5% , 1/01/50 ........................ 1,500,000 1,510,784
2,134,320
Puerto Rico 0.6%
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,200,000 1,207,007

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority, (continued)
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... $ 1,000,000 $ 996,280
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
750,000 727,864
2,931,151
Total U.S. Territories .................................................................... 5,065,471
Total Municipal Bonds (Cost $ 488,834,569 ) .....................................
467,496,162
Total Long Term Investments (Cost $ 490,234,569 ) ...............................
468,925,376
a
a a a a
Short Term Investments 0.6%
Municipal Bonds 0.6%
Colorado 0.6%
d
Colorado Health Facilities Authority , Intermountain Healthcare Obligated Group ,
Revenue , 2024 D , Daily VRDN and Put , 3% , 5/15/64 ....................... 2,800,000 2,800,000
Total Municipal Bonds (Cost $ 2,800,000 ) .......................................
2,800,000
Total Short Term Investments (Cost $ 2,800,000 ) .................................
2,800,000
a
Total Investments (Cost $ 493,034,569 ) 98.9% ...................................
$471,725,376
Other Assets, less Liabilities 1.1% .............................................
5,250,218
Net Assets 100.0% ...........................................................
$476,975,594
See Abbreviations on page 347 .
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2026, the aggregate value of these securities was $23,380,120, representing 4.9% of net assets.
c
The rate shown represents the yield at period end.
d
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.30 $9.15 $9.12 $8.86 $9.85 $10.17
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.26 0.24 0.24 0.22 0.20
Net realized and unrealized gains (losses) (0.34) 0.14 0.03 0.26 (0.99) (0.32)
Total from investment operations ........ (0.21) 0.40 0.27 0.50 (0.77) (0.12)
Less distributions from:
Net investment income .............. (0.13) (0.25) (0.24) (0.24) (0.22) (0.20)
Net asset value, end of period .......... $8.96 $9.30 $9.15 $9.12 $8.86 $9.85
Total return
d
....................... (2.25)% 4.42% 3.14% 5.78% (7.84)% (1.23)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.00% 1.01% 1.00% 0.98% 0.97% 0.98%
Expenses net of waiver and payments by
affiliates .......................... 0.90% 0.90% 0.90%
f
0.90%
f
0.91%
f
0.98%
f
Net investment income ............... 2.87% 2.85% 2.66% 2.74% 2.44% 1.95%
Supplemental data
Net assets , end of period (000’s) ........ $31,960 $31,568 $31,359 $29,938 $27,698 $34,084
Portfolio turnover rate ................ 16.12% 10.75% 12.35% 13.95% 14.70% 23.52%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.29 $9.15 $9.11 $8.85 $9.84 $10.16
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.27 0.26 0.26 0.23 0.22
Net realized and unrealized gains (losses) (0.34) 0.14 0.04 0.26 (0.99) (0.32)
Total from investment operations ........ (0.20) 0.41 0.30 0.52 (0.76) (0.10)
Less distributions from:
Net investment income .............. (0.14) (0.27) (0.26) (0.26) (0.23) (0.22)
Net asset value, end of period .......... $8.95 $9.29 $9.15 $9.11 $8.85 $9.84
Total return
d
....................... (2.18)% 4.58% 3.30% 5.94% (7.71)% (1.08)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.85% 0.86% 0.85% 0.83% 0.83% 0.83%
Expenses net of waiver and payments by
affiliates .......................... 0.75% 0.75% 0.75%
f
0.75%
f
0.76%
f
0.83%
f
Net investment income ............... 3.03% 3.00% 2.81% 2.89% 2.59% 2.12%
Supplemental data
Net assets , end of period (000’s) ........ $65,266 $73,197 $79,581 $89,034 $93,653 $119,599
Portfolio turnover rate ................ 16.12% 10.75% 12.35% 13.95% 14.70% 23.52%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.37 $9.22 $9.18 $8.92 $9.92 $10.24
Income from investment operations
b
:
Net investment income
c
............. 0.11 0.22 0.21 0.21 0.18 0.16
Net realized and unrealized gains (losses) (0.35) 0.15 0.03 0.26 (1.00) (0.32)
Total from investment operations ........ (0.24) 0.37 0.24 0.47 (0.82) (0.16)
Less distributions from:
Net investment income .............. (0.11) (0.22) (0.20) (0.21) (0.18) (0.16)
Net asset value, end of period .......... $9.02 $9.37 $9.22 $9.18 $8.92 $9.92
Total return
d
....................... (2.54)% 4.08% 2.70% 5.31% (8.26)% (1.62)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.39% 1.41% 1.39% 1.37% 1.37% 1.38%
Expenses net of waiver and payments by
affiliates .......................... 1.29% 1.30% 1.29%
f
1.29%
f
1.31%
f
1.38%
f
Net investment income ............... 2.45% 2.43% 2.23% 2.31% 2.01% 1.58%
Supplemental data
Net assets , end of period (000’s) ........ $2,224 $2,705 $2,762 $4,067 $4,828 $7,281
Portfolio turnover rate ................ 16.12% 10.75% 12.35% 13.95% 14.70% 23.52%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.29 $9.15 $9.11 $8.85 $9.84 $10.16
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.28 0.27 0.27 0.25 0.23
Net realized and unrealized gains (losses) (0.35) 0.14 0.04 0.26 (1.00) (0.32)
Total from investment operations ........ (0.20) 0.42 0.31 0.53 (0.75) (0.09)
Less distributions from:
Net investment income .............. (0.14) (0.28) (0.27) (0.27) (0.24) (0.23)
Net asset value, end of period .......... $8.95 $9.29 $9.15 $9.11 $8.85 $9.84
Total return
d
....................... (2.12)% 4.71% 3.43% 6.08% (7.58)% (0.91)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.69% 0.70% 0.71% 0.69% 0.69% 0.68%
Expenses net of waiver and payments by
affiliates .......................... 0.62% 0.62% 0.62%
f
0.63%
f
0.63%
f
0.67%
f
Net investment income ............... 3.16% 3.14% 2.94% 3.03% 2.75% 2.27%
Supplemental data
Net assets , end of period (000’s) ........ $13,929 $11,871 $7,950 $6,947 $2,952 $1,815
Portfolio turnover rate ................ 16.12% 10.75% 12.35% 13.95% 14.70% 23.52%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.29 $9.14 $9.10 $8.84 $9.83 $10.15
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.28 0.26 0.27 0.24 0.23
Net realized and unrealized gains (losses) (0.34) 0.14 0.04 0.25 (0.99) (0.32)
Total from investment operations ........ (0.20) 0.42 0.30 0.52 (0.75) (0.09)
Less distributions from:
Net investment income .............. (0.14) (0.27) (0.26) (0.26) (0.24) (0.23)
Net asset value, end of period .......... $8.95 $9.29 $9.14 $9.10 $8.84 $9.83
Total return
d
....................... (2.13)% 4.80% 3.40% 6.05% (7.63)% (0.98)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.75% 0.77% 0.76% 0.73% 0.73% 0.73%
Expenses net of waiver and payments by
affiliates .......................... 0.65% 0.65% 0.65%
f
0.65%
f
0.66%
f
0.73%
f
Net investment income ............... 3.13% 3.11% 2.91% 3.01% 2.69% 2.22%
Supplemental data
Net assets , end of period (000’s) ........ $43,776 $41,679 $30,246 $15,886 $14,477 $20,378
Portfolio turnover rate ................ 16.12% 10.75% 12.35% 13.95% 14.70% 23.52%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2026
Franklin Connecticut Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 96.4%
Connecticut 89.6%
a
Aquarion Water Authority ,
Water System , Revenue , 2026 E , 5.5%, 8/01/51 ........................... $ 750,000 $ 197,434
Water System , Revenue , 2026 E , 5.56%, 8/01/53 .......................... 2,000,000 465,842
City of Bridgeport ,
GO , 2021 A , BAM Insured , 4% , 8/01/46 ................................. 375,000 348,978
GO , 2021 A , BAM Insured , 4% , 8/01/51 ................................. 575,000 509,228
GO , 2024 A , Refunding , BAM Insured , 5% , 7/01/44 ........................ 550,000 578,386
City of New Britain , GO , 2017 C , AG Insured , 5% , 3/01/36 ..................... 1,000,000 1,006,229
City of New Haven ,
GO , 2021 A , Refunding , 4% , 8/01/41 ................................... 2,000,000 1,808,548
GO , 2025 , Refunding , AG Insured , 5% , 8/01/44 ........................... 300,000 309,854
City of Stamford , Water Pollution Control System & Facility , Revenue , 2013 A , 5.25% ,
8/15/43 ......................................................... 1,000,000 1,000,641
City of West Haven , GO , 2021 , BAM Insured , 4% , 9/15/41 ..................... 565,000 529,794
Connecticut Housing Finance Authority ,
Revenue , 2019 E-E1 , 3.05% , 11/15/44 .................................. 5,000,000 3,919,440
Revenue , 2019 E-E1 , 3.1% , 11/15/49 ................................... 2,000,000 1,481,597
Revenue , 2020 C-1 , Refunding , 2.05% , 5/15/37 ........................... 1,000,000 771,889
Revenue , 2020 C-2 , Refunding , 2.2% , 11/15/34 ........................... 960,000 792,320
Connecticut Municipal Electric Energy Cooperative , Revenue , 2021 A , Refunding , 5% ,
1/01/37 ......................................................... 135,000 142,914
Connecticut State Health & Educational Facilities Authority ,
Area Cooperative Educational Services , Revenue , C , Refunding , 5% , 7/01/42 .... 240,000 248,997
Area Cooperative Educational Services , Revenue , C , Refunding , 5% , 7/01/43 .... 140,000 144,999
Area Cooperative Educational Services , Revenue , C , Refunding , 5% , 7/01/44 .... 320,000 330,628
Area Cooperative Educational Services , Revenue , C , Refunding , 5% , 7/01/45 .... 400,000 411,383
Avon Old Farms School Obligated Group , Revenue , D-1 , Refunding , 4% , 7/01/46 .. 1,000,000 905,826
Choate Rosemary Hall Foundation, Inc. (The) , Revenue , F , Refunding , 4% , 7/01/38 315,000 310,157
Choate Rosemary Hall Foundation, Inc. (The) , Revenue , F , Refunding , 4% , 7/01/39 380,000 369,580
Choate Rosemary Hall Foundation, Inc. (The) , Revenue , F , Refunding , 4% , 7/01/42 860,000 817,009
Connecticut Children's Medical Center Obligated Group , Revenue , E , 5.25% , 7/15/48 3,375,000 3,478,332
Connecticut College , Revenue , L-1 , Refunding , 4% , 7/01/46 .................. 5,000,000 4,599,475
Covenant Living Communities and Services Obligated Group , Revenue , 2018 B , 5% ,
12/01/40 ....................................................... 4,000,000 4,001,781
Fairfield University , Revenue , V , 5.25% , 7/01/47 ........................... 620,000 650,288
Fairfield University , Revenue , W , Refunding , 5% , 7/01/46 .................... 1,100,000 1,141,138
Hartford HealthCare Obligated Group , Revenue , 2021 A , 4% , 7/01/46 .......... 1,500,000 1,382,352
Hartford HealthCare Obligated Group , Revenue , 2026 A , Refunding , 5.5% , 7/01/51 2,000,000 2,105,892
Hartford HealthCare Obligated Group , Revenue , 2026 A , Refunding , 5.5% , 7/01/55 2,175,000 2,276,946
Hartford Sustainable Energy Partners LLC , Revenue , 2026 A , 5.5% , 8/01/56 ..... 4,000,000 4,192,959
Jerome Home , Revenue , 2021 E , Refunding , 4% , 7/01/41 ................... 735,000 654,682
Jerome Home , Revenue , 2021 E , Refunding , 4% , 7/01/51 ................... 1,250,000 988,488
Masonicare Corp. Obligated Group , Revenue , F , Refunding , 5% , 7/01/43 ........ 1,000,000 980,636
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/38 ..... 1,000,000 947,230
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/41 ..... 6,310,000 5,698,044
Quinnipiac University , Revenue , P , Refunding , 5% , 7/01/44 .................. 730,000 761,737
Quinnipiac University , Revenue , P , Refunding , 5% , 7/01/45 .................. 2,500,000 2,601,643
Sacred Heart University, Inc. , Revenue , I-1 , Refunding , 5% , 7/01/42 ............ 4,375,000 4,395,609
Sacred Heart University, Inc. , Revenue , K , 5% , 7/01/35 ..................... 550,000 577,399
Sacred Heart University, Inc. , Revenue , K , 4% , 7/01/45 ..................... 1,200,000 1,121,215
Stamford Hospital Obligated Group (The) , Revenue , M , Refunding , 4% , 7/01/37 ... 2,550,000 2,482,266
Taft School Corp. (The) , Revenue , L , Refunding , 3% , 7/01/46 ................. 2,210,000 1,686,882
Trinity Health Corp. Obligated Group , Revenue , 2016 CT , 5% , 12/01/45 ......... 5,000,000 5,004,179
Trustees of Trinity College (The) , Revenue , R , Refunding , 4% , 6/01/45 .......... 2,500,000 2,329,520
Trustees of Trinity College (The) , Revenue , S , Refunding , 4% , 6/01/51 .......... 4,800,000 4,203,372
Trustees of Trinity College (The) , Revenue , T-1 , Refunding , 5% , 6/01/49 ......... 400,000 413,165
University of Hartford (The) , Revenue , 2022 P , 5.375% , 7/01/52 ............... 2,000,000 1,865,992

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Connecticut (continued)
Connecticut State Health & Educational Facilities Authority, (continued)
Yale University , Revenue , 2015 A , Refunding , 5% , 7/01/35 ................... $ 2,435,000 $ 2,760,002
Yale University , Revenue , 2017 B-2 , Refunding , 5% , 7/01/37 ................. 2,000,000 2,270,612
Yale University , Revenue , X-2 , 5% , 7/01/37 .............................. 3,000,000 3,284,913
Yale-New Haven Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 7/01/44 520,000 544,012
Yale-New Haven Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 7/01/45 500,000 521,573
Yale-New Haven Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 7/01/46 500,000 520,210
Yale-New Haven Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 7/01/47 770,000 794,668
Yale-New Haven Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 7/01/48 500,000 512,477
Connecticut State Higher Education Supplement Loan Authority ,
Revenue , 2020 B , 3.25% , 11/15/36 .................................... 1,345,000 1,224,177
Revenue , 2020 D , Pre-Refunded , 3% , 11/15/35 ........................... 1,145,000 1,145,738
Revenue , 2021 B , 2.25% , 11/15/37 .................................... 2,355,000 1,895,110
Revenue , 2025 B-1 , 5% , 11/15/40 ..................................... 500,000 509,373
Revenue , 2026 B , 5% , 11/15/35 ....................................... 125,000 130,881
Revenue , 2026 B , 5% , 11/15/36 ....................................... 100,000 104,223
Revenue , 2026 C , Refunding , 5% , 11/15/36 .............................. 165,000 171,968
South Central Connecticut Regional Water Authority ,
Revenue , 38th , Refunding , 5% , 8/01/38 ................................. 1,000,000 1,098,553
Revenue , 38th , Refunding , 5% , 8/01/40 ................................. 500,000 538,821
Revenue , 38th , Refunding , 5% , 8/01/41 ................................. 300,000 320,937
Revenue , 39th A , 5% , 8/01/54 ........................................ 1,000,000 1,018,604
Revenue , 40th , Refunding , 5% , 8/01/39 ................................. 250,000 273,953
Revenue, First Series , 41st , 4.375% , 8/01/51 ............................. 1,000,000 965,639
Revenue, First Series , 41st , 5% , 8/01/56 ................................ 800,000 818,732
State of Connecticut ,
GO , 2020 A , 4% , 1/15/38 ............................................ 7,250,000 7,244,241
GO , 2020 C , 4% , 6/01/39 ............................................ 600,000 588,870
GO , 2024 G , 5% , 11/15/41 ........................................... 3,990,000 4,252,486
GO , 2025 C , 5% , 8/15/44 ............................................ 2,000,000 2,115,718
GO , 2026 A , 5% , 9/15/43 ............................................ 2,500,000 2,656,037
Special Tax , 2018 A , 5% , 1/01/36 ...................................... 1,000,000 1,021,467
Special Tax , 2020 A , 5% , 5/01/35 ...................................... 4,500,000 4,757,358
Special Tax , 2020 A , 5% , 5/01/40 ...................................... 2,000,000 2,071,029
Special Tax , 2021 A , 5% , 5/01/41 ...................................... 1,500,000 1,559,387
Special Tax , 2021 D , 4% , 11/01/40 ..................................... 2,075,000 1,993,062
Special Tax , 2024 A-2 , 5% , 7/01/45 .................................... 1,250,000 1,315,994
Bradley International Airport CFC , Revenue , 2019 A , AG Insured , 5% , 7/01/49 .... 1,400,000 1,393,050
Clean Water Fund - State Revolving Fund , Revenue , 2017 A , 5% , 5/01/37 ....... 1,000,000 1,010,098
Special Tax , Special Tax , 2025 A , Refunding , 5% , 7/01/45 ................... 1,000,000 1,057,984
Town of Hamden , GO , 2021 , Refunding , BAM Insured , 4% , 8/15/41 .............. 500,000 473,593
Town of Stafford ,
GO , 2021 , Refunding , 3% , 2/01/36 ..................................... 250,000 228,816
GO , 2021 , Refunding , 3% , 2/01/38 ..................................... 310,000 274,688
GO , 2021 , Refunding , 3% , 2/01/41 ..................................... 300,000 243,365
University of Connecticut ,
Revenue , 2017 A , 5% , 1/15/37 ........................................ 1,000,000 1,005,615
Revenue , 2026 A , Refunding , 5% , 2/15/44 ............................... 2,825,000 2,998,166
Revenue , 2026 A , Refunding , 5% , 2/15/45 ............................... 1,345,000 1,422,797
Revenue , 2026 A , Refunding , 5% , 2/15/46 ............................... 1,650,000 1,735,489
140,787,381
Florida 0.9%
b
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 500,000 341,360

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
a ,b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 6.56%, 3/01/29 ........................................... $ 1,325,000 $ 1,130,500
1,471,860
Georgia 0.2%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 185,000 189,349
a
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.7%, 12/01/45 ................... 420,000 208,525
397,874
Illinois 0.7%
State of Illinois , GO , 2026 C , 5.5% , 4/01/51 ................................ 1,000,000 1,041,109
Texas 0.3%
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 615,000 462,641
Washington 0.3%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 500,000 427,852
Wisconsin 1.7%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 855,000 874,414
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 400,000 325,908
a
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 1,910,000 951,357
a,b
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 800,000 510,566
2,662,245
U.S. Territories 2.7%
Guam 1.6%
Antonio B Won Pat International Airport Authority , Revenue , 2024 A , 5.25% , 10/01/36 365,000 388,607
Guam Government Waterworks Authority ,
Water And Wastewater System , Revenue , 2025 A , 5.25% , 7/01/50 ............. 600,000 604,942
Water And Wastewater System , Revenue , 2025 A , 5.5% , 7/01/55 .............. 1,000,000 1,020,517
Territory of Guam , Revenue , 2025 G , Refunding , 5.25% , 1/01/39 ................
500,000 530,833
2,544,899
Puerto Rico 1.1%
Municipality of San Juan Puerto Rico , GO , 2026 A , 5% , 7/01/51 ................. 250,000 252,811
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
1,500,000 1,455,728
1,708,539
Total U.S. Territories .................................................................... 4,253,438
Total Municipal Bonds (Cost $ 160,273,062 ) .....................................
151,504,400
a a a a

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 2.9%
a a
Principal
Amount
a
Value
Municipal Bonds 2.9%
Connecticut 2.9%
c
Connecticut State Health & Educational Facilities Authority , Yale University , Revenue ,
2016 A-1 , Refunding , Daily VRDN and Put , 2.9% , 7/01/42 ................... $ 4,600,000 $ 4,600,000
Total Municipal Bonds (Cost $ 4,600,000 ) .......................................
4,600,000
Total Short Term Investments (Cost $ 4,600,000 ) .................................
4,600,000
a
Total Investments (Cost $ 164,873,062 ) 99.3% ...................................
$156,104,400
Other Assets, less Liabilities 0.7% .............................................
1,050,046
Net Assets 100.0% ...........................................................
$157,154,446
See A bbreviations on page 347 .
a
The rate shown represents the yield at period end.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2026, the aggregate value of these securities was $3,198,827, representing 2.0% of net assets.
c
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.59 $11.35 $11.27 $11.02 $11.82 $12.22
Income from investment operations
b
:
Net investment income
c
............. 0.19 0.37 0.32 0.30 0.26 0.23
Net realized and unrealized gains (losses) (0.39) 0.23 0.08 0.25 (0.82) (0.40)
Total from investment operations ........ (0.20) 0.60 0.40 0.55 (0.56) (0.17)
Less distributions from:
Net investment income .............. (0.19) (0.36) (0.32) (0.30) (0.24) (0.23)
Net asset value, end of period .......... $11.20 $11.59 $11.35 $11.27 $11.02 $11.82
Total return
d
....................... (1.71)% 5.46% 3.63% 5.05% (4.70)% (1.42)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.82% 0.83% 0.81% 0.81% 0.83% 0.80%
Expenses net of waiver and payments by
affiliates .......................... 0.71% 0.71% 0.71%
f
0.70%
f
0.71%
f
0.70%
f
Net investment income ............... 3.40% 3.26% 2.87% 2.70% 2.31% 1.89%
Supplemental data
Net assets , end of period (000’s) ........ $629,725 $670,905 $655,106 $667,503 $707,816 $754,463
Portfolio turnover rate ................ 7.63% 27.20% 18.10% 16.21% 24.76% 22.05%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.57 $11.34 $11.26 $11.01 $11.81 $12.21
Income from investment operations
b
:
Net investment income
c
............. 0.20 0.38 0.34 0.32 0.27 0.25
Net realized and unrealized gains (losses) (0.38) 0.23 0.08 0.24 (0.81) (0.40)
Total from investment operations ........ (0.18) 0.61 0.42 0.56 (0.54) (0.15)
Less distributions from:
Net investment income .............. (0.20) (0.38) (0.34) (0.31) (0.26) (0.25)
Net asset value, end of period .......... $11.19 $11.57 $11.34 $11.26 $11.01 $11.81
Total return
d
....................... (1.55)% 5.53% 3.79% 5.22% (4.56)% (1.27)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.67% 0.68% 0.66% 0.66% 0.68% 0.65%
Expenses net of waiver and payments by
affiliates .......................... 0.56% 0.56% 0.56%
f
0.55%
f
0.56%
f
0.55%
f
Net investment income ............... 3.55% 3.41% 3.02% 2.85% 2.45% 2.05%
Supplemental data
Net assets , end of period (000’s) ........ $489,669 $539,132 $623,410 $730,605 $864,508 $1,265,052
Portfolio turnover rate ................ 7.63% 27.20% 18.10% 16.21% 24.76% 22.05%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.61 $11.37 $11.29 $11.05 $11.85 $12.24
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.32 0.28 0.25 0.21 0.18
Net realized and unrealized gains (losses) (0.39) 0.24 0.08 0.24 (0.81) (0.39)
Total from investment operations ........ (0.22) 0.56 0.36 0.49 (0.60) (0.21)
Less distributions from:
Net investment income .............. (0.17) (0.32) (0.28) (0.25) (0.20) (0.18)
Net asset value, end of period .......... $11.22 $11.61 $11.37 $11.29 $11.05 $11.85
Total return
d
....................... (1.91)% 5.03% 3.21% 4.53% (5.07)% (1.73)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.22% 1.23% 1.21% 1.21% 1.23% 1.20%
Expenses net of waiver and payments by
affiliates .......................... 1.11% 1.11% 1.10%
f
1.10%
f
1.11%
f
1.10%
f
Net investment income ............... 2.99% 2.85% 2.45% 2.29% 1.88% 1.50%
Supplemental data
Net assets , end of period (000’s) ........ $12,689 $14,946 $20,682 $28,661 $42,983 $67,008
Portfolio turnover rate ................ 7.63% 27.20% 18.10% 16.21% 24.76% 22.05%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

In
a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.60 $11.37 $11.29 $11.04 $11.84 $12.24
Income from investment operations
b
:
Net investment income
c
............. 0.21 0.40 0.36 0.33 0.29 0.27
Net realized and unrealized gains (losses) (0.38) 0.23 0.08 0.25 (0.81) (0.40)
Total from investment operations ........ (0.17) 0.63 0.44 0.58 (0.52) (0.13)
Less distributions from:
Net investment income .............. (0.21) (0.40) (0.36) (0.33) (0.28) (0.27)
Net asset value, end of period .......... $11.22 $11.60 $11.37 $11.29 $11.04 $11.84
Total return
d
....................... (1.47)% 5.69% 3.94% 5.36% (4.40)% (1.12)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.51% 0.51% 0.51% 0.51% 0.53% 0.50%
Expenses net of waiver and payments by
affiliates .......................... 0.40% 0.40% 0.40%
f
0.40%
f
0.40%
f
0.40%
f
Net investment income ............... 3.71% 3.57% 3.17% 3.00% 2.60% 2.19%
Supplemental data
Net assets , end of period (000’s) ........ $125,798 $124,276 $123,010 $127,665 $135,524 $257,641
Portfolio turnover rate ................ 7.63% 27.20% 18.10% 16.21% 24.76% 22.05%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.60 $11.37 $11.28 $11.04 $11.84 $12.24
Income from investment operations
b
:
Net investment income
c
............. 0.21 0.40 0.35 0.33 0.28 0.26
Net realized and unrealized gains (losses) (0.38) 0.22 0.09 0.24 (0.81) (0.40)
Total from investment operations ........ (0.17) 0.62 0.44 0.57 (0.53) (0.14)
Less distributions from:
Net investment income .............. (0.21) (0.39) (0.35) (0.33) (0.27) (0.26)
Net asset value, end of period .......... $11.22 $11.60 $11.37 $11.28 $11.04 $11.84
Total return
d
....................... (1.50)% 5.62% 3.98% 5.21% (4.45)% (1.17)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.57% 0.58% 0.56% 0.56% 0.58% 0.55%
Expenses net of waiver and payments by
affiliates .......................... 0.46% 0.46% 0.45%
f
0.45%
f
0.46% 0.45%
f
Net investment income ............... 3.65% 3.51% 3.12% 2.95% 2.53% 2.14%
Supplemental data
Net assets , end of period (000’s) ........ $726,729 $718,823 $689,045 $644,787 $633,982 $1,126,152
Portfolio turnover rate ................ 7.63% 27.20% 18.10% 16.21% 24.76% 22.05%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2026
Franklin Federal Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Management Investment Companies 0.2%
Capital Markets 0.2%
a
Franklin Municipal Green Bond ETF ..................................... 180,000 $ 4,185,864
Total Management Investment Companies (Cost $ 4,854,150 ) .....................
4,185,864
Principal
Amount
a a a a
Municipal Bonds 98.6%
Alabama 6.6%
b
Black Belt Energy Gas District ,
Revenue , 2022 F , Mandatory Put , 5.5% , 12/01/28 ......................... $ 6,970,000 7,241,132
Revenue , 2023 B-2 , Mandatory Put , 5.25% , 12/01/30 ....................... 14,000,000 14,843,315
Revenue , 2024 C , Mandatory Put , 5% , 7/01/31 ........................... 4,000,000 4,179,699
c
Revenue , 144A, 2025 C , Mandatory Put , 5.5% , 8/01/34 ..................... 8,715,000 9,165,299
Energy Southeast A Cooperative District ,
b
Revenue , 2023 A-1 , Mandatory Put , 5.5% , 1/01/31 ......................... 8,570,000 9,092,204
b
Revenue , 2023 B-1 , Mandatory Put , 5.75% , 11/01/31 ....................... 6,000,000 6,474,645
b
Revenue , 2024 B , Mandatory Put , 5.25% , 6/01/32 ......................... 7,000,000 7,341,443
d
Revenue , 2026 C-1 , 5% , 11/01/33 ..................................... 20,000,000 20,920,698
Huntsville-Randolph School Educational Building Authority , Randolph School , Revenue ,
2026 , 5.25% , 8/01/46 ............................................... 1,000,000 1,025,115
Infirmary Health System Special Care Facilities Financing Authority of Mobile ,
Infirmary Health System Obligated Group , Revenue , 2016 A , 5% , 2/01/27 ....... 4,920,000 4,924,960
Infirmary Health System Obligated Group , Revenue , 2016 A , 5% , 2/01/28 ....... 5,000,000 5,004,976
Madison City Board of Education , Special Tax , 2019 , 4% , 2/01/33 ............... 2,855,000 2,897,250
b
Southeast Energy Authority A Cooperative District ,
Revenue , 2022 A-1 , Mandatory Put , 5.5% , 12/01/29 ........................ 4,585,000 4,842,526
Revenue , 2022 B-2 , Mandatory Put , 4.242% , 8/01/28 ....................... 15,000,000 15,024,175
Revenue , 2025 B , Mandatory Put , 5.25% , 1/01/33 ......................... 16,690,000 17,142,419
130,119,856
Alaska 0.1%
Alaska Municipal Bond Bank Authority , Revenue , 2020 , Refunding , 4% , 12/01/35 ... 1,710,000 1,711,403
Arizona 3.2%
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/30 ....................................................... 600,000 623,702
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/31 ....................................................... 630,000 652,965
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/32 ....................................................... 1,000,000 1,033,893
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/35 ....................................................... 1,115,000 1,145,136
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/36 ....................................................... 1,250,000 1,280,754
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/37 ....................................................... 1,050,000 1,072,830
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/37 ....................................................... 1,105,000 1,080,536
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/38 ....................................................... 600,000 579,985
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 A , 4% ,
11/01/41 ....................................................... 6,000,000 5,585,565
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/27 ............. 55,000 55,613
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/28 ............. 60,000 60,994
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/29 ............. 60,000 61,428
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/30 ............. 65,000 66,717
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/31 ............. 70,000 71,896

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona Industrial Development Authority, (continued)
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/27 ............. $ 160,000 $ 160,173
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/28 ............. 170,000 170,122
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/29 ............. 160,000 160,108
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/30 ............. 185,000 185,103
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/31 ............. 195,000 195,087
Phoenix Children's Hospital Obligated Group , Revenue , 2020 A , 3% , 2/01/39 ..... 1,200,000 1,039,942
City of Phoenix Civic Improvement Corp. ,
Airport , Revenue, Junior Lien , 2019 B , 5% , 7/01/35 ........................ 7,500,000 7,735,327
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/35 .................................................. 3,340,000 3,470,439
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/36 .................................................. 6,380,000 6,607,462
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/39 .................................................. 6,365,000 6,537,092
Maricopa County Industrial Development Authority ,
c
Grand Canyon University Obligated Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 18,555,000 19,223,407
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/30 ....... 850,000 880,529
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/31 ....... 1,000,000 1,035,657
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/32 ....... 1,000,000 1,033,811
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/33 ....... 800,000 825,566
62,631,839
Arkansas 0.7%
Arkansas Development Finance Authority ,
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/35 ........................................................ 4,630,000 4,784,148
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/36 ........................................................ 3,625,000 3,730,434
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/37 ........................................................ 1,250,000 1,280,451
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/38 ........................................................ 1,000,000 1,019,857
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/39 ........................................................ 1,000,000 1,014,800
City of Osceola , Revenue , 2026 , Refunding , 4.875% , 4/01/40 .................. 3,015,000 2,933,238
14,762,928
California 6.6%
California Community Choice Financing Authority ,
b
Revenue , 2023 C , Mandatory Put , 5.25% , 10/01/31 ........................ 11,000,000 11,545,290
Revenue , 2026 E , 5% , 7/01/35 ........................................ 1,000,000 1,073,047
c
California Community Housing Agency ,
Aster Apartments , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 2/01/43 .......... 2,085,000 1,880,419
Fountains at Emerald Park , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/46 ... 6,485,000 5,519,275
California Municipal Finance Authority ,
e
Revenue , FRN , 2025-1 , A-2 , 3.439% , 2/20/41 ............................ 13,307,398 11,899,148
CT Housing Preservation LP , Revenue , 2026 , FNMA Insured , 4.65% , 9/01/42 ..... 6,000,000 5,928,788
Witmer Manor Community Partners LP , Revenue , 2025 A , FNMA Insured , 4.875% ,
11/01/43 ....................................................... 3,100,000 3,107,636
California Statewide Communities Development Authority , Southern California Edison
Co. , Revenue , 2010 A , Refunding , 1.75% , 9/01/29 ......................... 5,000,000 4,717,352
City of Los Angeles , Department of Airports , Revenue , 2025 A , Refunding , 5% , 5/15/38 14,960,000 15,906,483
c
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-2 , 4% , 8/01/47 .............................................. 9,640,000 8,679,309
c
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 4,800,000 4,251,665

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
c
CSCDA Community Improvement Authority , Waterscape Apartments , Revenue , 144A,
2021 B , 4% , 9/01/46 ............................................... $ 4,825,000 $ 4,038,085
Los Angeles Department of Water & Power ,
Power System , Revenue , 2017 C , 5% , 7/01/33 ............................ 3,960,000 4,015,615
Power System , Revenue , 2017 C , 5% , 7/01/34 ............................ 4,080,000 4,133,704
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2019 A , 5% , 5/01/44 ........................................ 6,760,000 6,835,625
Revenue, Second Series , 2018 D , 5% , 5/01/43 ........................... 8,440,000 8,511,362
Revenue, Second Series , 2023 C , Refunding , 5% , 5/01/33 ................... 15,000,000 16,345,509
Revenue, Second Series , 2026 A , Refunding , 5.25% , 5/01/45 ................. 8,750,000 9,265,978
e
Southern California Public Power Authority , Revenue , FRN , 2007 B , 4.198% , ( 3-month
TSOF + 1.645% ), 11/01/38 ........................................... 3,000,000 2,926,197
130,580,487
Colorado 3.7%
City & County of Denver , Airport System , Revenue , 2022 D , Refunding , 5.75% ,
11/15/41 ........................................................ 5,325,000 5,732,595
Colorado Health Facilities Authority ,
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/31 2,500,000 2,611,790
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/33 9,595,000 9,961,834
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/36 11,635,000 11,957,419
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/38 2,000,000 2,041,642
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/39 5,500,000 5,595,333
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/44 6,695,000 6,761,202
CommonSpirit Health Obligated Group , Revenue , 2022 A , 5% , 11/01/40 ......... 3,000,000 3,086,174
Denver City & County School District No. 1 , GO , 2025 A , 5.5% , 12/01/44 .......... 10,000,000 10,928,308
Denver Health & Hospital Authority , Revenue , 2025 A , 6% , 12/01/55 ............. 1,500,000 1,572,546
f
E-470 Public Highway Authority , Revenue , 2026 A-2 , Refunding , 4.6%, 9/01/38 ..... 3,000,000 1,747,829
c
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5% , 12/01/32 .. 975,000 998,607
Lakewood Housing Authority , Tiffany Square Preservation LP , Revenue , 2026 , FNMA
Insured , 4.375% , 8/01/42 ............................................ 4,150,000 3,876,693
Regional Transportation District , Denver Transit Partners LLC , Revenue , 2020 A ,
Refunding , 4% , 7/15/35 ............................................. 1,400,000 1,385,108
South Maryland Creek Ranch Metropolitan District , GO , 2023 , Refunding , AG Insured ,
5% , 12/01/43 ..................................................... 1,000,000 1,012,412
c
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado , GO , 144A,
2025 A , 5% , 4/01/35 ................................................ 4,100,000 4,344,920
73,614,412
Connecticut 1.0%
Aquarion Water Authority ,
Water System , Revenue , 2026 D , 5.25% , 8/01/39 .......................... 2,125,000 2,322,534
Water System , Revenue , 2026 D , BAM Insured , 5.25% , 8/01/41 ............... 1,750,000 1,895,911
Water System , Revenue , 2026 D , BAM Insured , 5.25% , 8/01/42 ............... 1,000,000 1,079,953
f
Water System , Revenue , 2026 E , BAM Insured , 4.82%, 8/01/43 ............... 1,000,000 450,916
f
Water System , Revenue , 2026 E , BAM Insured , 4.92%, 8/01/44 ............... 2,250,000 952,246
f
Water System , Revenue , 2026 E , BAM Insured , 5.02%, 8/01/45 ............... 1,000,000 395,775
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group , Revenue , 2021 A , 4% , 7/01/38 .......... 2,500,000 2,471,523
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/33 ..... 5,000,000 5,133,440
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/35 ..... 250,000 245,984
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/36 ..... 4,750,000 4,624,008
Connecticut State Higher Education Supplement Loan Authority , Revenue , 2026 C ,
Refunding , 4.25% , 11/15/43 .......................................... 1,250,000 1,158,809
20,731,099

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Delaware 0.1%
b
Delaware State Economic Development Authority , NRG Energy, Inc. , Revenue , 2020 A ,
Refunding , Mandatory Put , 4% , 10/01/35 ................................ $ 2,500,000 $ 2,459,024
Florida 7.4%
Alachua County Health Facilities Authority , Shands Teaching Hospital & Clinics
Obligated Group , Revenue , B-1 , Refunding , 5% , 12/01/35 ................... 2,350,000 2,426,054
Beach Community Development District , Assessments , Special Assessment , 2024 ,
Refunding , AG Insured , 5.25% , 5/01/44 ................................. 1,395,000 1,416,239
Capital Projects Finance Authority , Provident Group - Continuum Properties LLC ,
Revenue, Senior Lien , 2023 A-1 , 5% , 11/01/48 ............................ 2,500,000 2,281,692
c
Capital Trust Agency, Inc. ,
Kingdom Kensington LLC , Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .......... 5,345,000 4,796,582
Kingdom Kensington LLC , Revenue , 144A, 2021 A-2 , 5.1% , 12/01/31 ........... 1,725,000 1,594,188
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 T , 5.05% , 7/01/34 .......... 855,000 751,040
c,f
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 6.56%, 3/01/29 ........................................... 17,195,000 14,670,910
Celebration Community Development District , Special Assessment , 2021 , 3.125% ,
5/01/41 ......................................................... 750,000 604,905
Centre Lake Community Development District , Special Assessment , 2021 , 2.75% ,
5/01/30 ......................................................... 255,000 244,257
City of Jacksonville ,
Revenue , 2023 A , Refunding , 5.5% , 10/01/53 ............................. 5,175,000 5,379,602
Genesis Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% , 11/01/39 .. 1,650,000 1,512,063
City of Pompano Beach , John Knox Village of Florida, Inc. Obligated Group , Revenue ,
2020 , Refunding , 4% , 9/01/40 ........................................ 2,500,000 2,305,686
City of Port St. Lucie ,
Utility System , Revenue , 2016 , Refunding , 4% , 9/01/30 ..................... 1,500,000 1,500,965
Utility System , Revenue , 2016 , Refunding , 4% , 9/01/31 ..................... 1,635,000 1,635,798
City of South Miami Health Facilities Authority, Inc. , Baptist Health South Florida
Obligated Group , Revenue , 2017 , Refunding , 4% , 8/15/33 ................... 6,000,000 6,008,831
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group , Revenue , 2020
B , 4% , 7/01/38 .................................................. 700,000 667,992
H Lee Moffitt Cancer Center & Research Institute Obligated Group , Revenue , 2020
B , 4% , 7/01/39 .................................................. 500,000 469,778
H Lee Moffitt Cancer Center & Research Institute Obligated Group , Revenue , 2020
B , 5% , 7/01/40 .................................................. 1,000,000 1,014,917
Cordoba Ranch Community Development District , Assessments , Special Assessment ,
2021 , Refunding , 3% , 5/01/37 ........................................ 1,000,000 872,882
County of Pasco ,
Solid Waste Disposal & Resource Recovery System , Revenue , 2026 B , 5.5% ,
10/01/51 ....................................................... 1,125,000 1,145,325
Solid Waste Disposal & Resource Recovery System , Revenue , 2026 B , 5.5% ,
10/01/56 ....................................................... 1,625,000 1,649,776
Cross Creek North Community Development District , Special Assessment , 2022 ,
3.75% , 5/01/32 ................................................... 460,000 457,372
East Palm Drive Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.1% , 6/15/44 ..................................... 750,000 737,521
Everlands Community Development District , Assessment Area 2 , Special Assessment ,
2024 , 5.25% , 6/15/44 ............................................... 1,000,000 1,001,546
Florida Development Finance Corp. , Brightline Trains Florida LLC , Revenue , 2024 ,
Refunding , AG Insured , 5% , 7/01/44 .................................... 15,000,000 14,760,345
c
Forest Lake Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2020 , 4% , 5/01/40 .................................. 1,770,000 1,575,903
Greater Orlando Aviation Authority ,
Revenue , 2019 A , 5% , 10/01/33 ....................................... 10,500,000 10,920,612
Revenue , 2019 A , 4% , 10/01/37 ....................................... 8,430,000 8,179,421

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Harvest Ridge Community Development District ,
Special Assessment , 2024 , 4.375% , 5/01/31 ............................. $ 205,000 $ 206,527
Special Assessment , 2024 , 5.125% , 5/01/44 ............................. 260,000 260,646
Special Assessment , 2024 , 5.375% , 5/01/54 ............................. 650,000 634,714
Herons Glen Recreation District ,
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/32 ............. 185,000 179,204
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/33 ............. 300,000 286,868
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/34 ............. 245,000 230,253
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/35 ............. 255,000 235,653
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/36 ............. 260,000 236,949
Hillsborough County Housing Finance Authority , Tampa 47th Street Apartments LLC ,
Revenue , 2025 A , FNMA Insured , 5% , 12/01/42 ........................... 3,075,000 3,117,939
Keys Edge Community Development District , Assessment Area 1 , Special Assessment ,
2024 , 5.1% , 5/01/44 ................................................ 500,000 488,226
c
Knightsbridge Community Development District , Special Assessment , 144A, 2024 ,
4.25% , 6/15/31 ................................................... 165,000 165,834
Lakewood Ranch Stewardship District ,
Special Assessment , 2025 , 5.7% , 5/01/45 ............................... 1,100,000 1,145,198
Assessments , Special Assessment , 2024 , 5.3% , 5/01/44 .................... 485,000 492,397
Saddlestone Project Phase 1/2 , Special Assessment , 2026 , 5.25% , 5/01/46 ...... 1,830,000 1,840,725
Southeast , Special Assessment , 2025 , 5.8% , 5/01/45 ....................... 2,000,000 2,096,042
Lee County Industrial Development Authority ,
Lee Health System, Inc. Obligated Group , Revenue , 2019 A-1 , Refunding , 4% ,
4/01/37 ........................................................ 5,000,000 4,821,008
Lee Health System, Inc. Obligated Group , Revenue , 2019 A-1 , Refunding , 4% ,
4/01/49 ........................................................ 12,000,000 10,283,872
Middleton Community Development District A , Phase I , Special Assessment , 2022 ,
5.45% , 5/01/32 ................................................... 1,000,000 1,050,221
c
Orange Branch Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2026 , 5.3% , 5/01/46 ................................ 635,000 616,742
Palm Beach County Housing Finance Authority , SP Field LLC , Revenue , 2026 A ,
FHLMC Insured , 4.55% , 2/01/44 ...................................... 5,000,000 4,664,696
PBR Community Development District , User Fee , Special Assessment , 2026 A-1 ,
Refunding , 5% , 3/01/48 ............................................. 800,000 769,335
c
Pine Isle Community Development District , Special Assessment , 144A, 2021 , 3.25% ,
12/15/41 ........................................................ 1,000,000 841,539
Poitras East Community Development District ,
Special Assessment , 2023 , 4.2% , 5/01/33 ............................... 800,000 807,628
Special Assessment , 2023 , 5% , 5/01/43 ................................. 2,000,000 2,005,277
River Hall Community Development District , Assessment Area , Special Assessment ,
2021 A-1 , Refunding , 3% , 5/01/31 ..................................... 500,000 472,449
Southern Groves Community Development District No. 5 , Assessment Area , Special
Assessment , 2026 , 5.35% , 5/01/46 .................................... 760,000 735,595
State Board of Administration Finance Corp. , Florida Hurricane Catastrophe Fund ,
Revenue , 2024 A , 5.526% , 7/01/34 .................................... 6,600,000 6,751,921
State of Florida , GO , 2017 C , Refunding , 4% , 6/01/33 ........................ 5,000,000 5,025,282
c
Summerstone Community Development District , Assessment Phase 2 , Special
Assessment , 144A, 2021 , 3.15% , 5/01/41 ............................... 725,000 616,385
Tohopekaliga Water Authority , Revenue , 2016 , Refunding , 4% , 10/01/32 .......... 2,855,000 2,855,539
c
Village Community Development District No. 15 ,
Special Assessment , 144A, 2024 , 4% , 5/01/34 ............................ 990,000 988,211
Special Assessment , 144A, 2024 , 4.2% , 5/01/39 .......................... 990,000 948,445
Phase I , Special Assessment , 144A, 2023 , 4.85% , 5/01/38 ................... 845,000 858,753
147,312,275

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia 3.8%
c
Atlanta Development Authority (The) ,
PRG - CAU Properties LLC , Revenue , 144A, 2025 A , 5% , 7/01/35 ............. $ 625,000 $ 641,582
PRG - CAU Properties LLC , Revenue , 144A, 2025 A , 5.25% , 7/01/40 ........... 700,000 705,050
PRG - CAU Properties LLC , Revenue , 144A, 2025 A , 6% , 7/01/45 ............. 975,000 1,014,654
Cobb County Kennestone Hospital Authority ,
WellStar Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/36 1,400,000 1,400,564
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/33 250,000 254,327
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/34 275,000 278,436
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/35 275,000 277,036
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/36 275,000 275,111
DeKalb County Housing Authority ,
HADC Avenues LLC , Revenue , 2024 , Refunding , 4.125% , 12/01/34 ............ 2,500,000 2,445,813
HADC Park at 500 LLC , Revenue , 2024 , 4% , 3/01/34 ....................... 2,250,000 2,213,980
HADC Windmont Pointe LLC , Revenue , 2026 , 4% , 7/01/36 .................. 1,575,000 1,546,832
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 5,050,000 5,168,723
f
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.7%, 12/01/45 ................... 1,260,000 625,575
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group , Revenue , A , Refunding , 5% ,
2/15/29 ........................................................ 2,000,000 2,018,987
Northeast Georgia Health System Obligated Group , Revenue , A , Refunding , 5% ,
2/15/30 ........................................................ 1,000,000 1,008,930
b
Main Street Natural Gas, Inc. ,
Revenue , 2021 C , Mandatory Put , 4% , 12/01/28 ........................... 5,000,000 5,052,507
Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 ........................... 10,000,000 10,103,299
Revenue , 2022 B , Mandatory Put , 5% , 6/01/29 ............................ 10,200,000 10,548,444
c
Revenue , 144A, 2022 C , Mandatory Put , 4% , 11/01/27 ...................... 12,000,000 11,986,126
Revenue , 2023 E-1 , Mandatory Put , 5% , 6/01/31 .......................... 11,495,000 12,121,038
Municipal Electric Authority of Georgia ,
Revenue , 2019 A , 5% , 1/01/33 ........................................ 1,000,000 1,031,668
Revenue , 2019 B , 5% , 1/01/34 ........................................ 700,000 717,295
PowerSouth Energy Cooperative , Revenue , 2019 B , 5% , 1/01/29 .............. 500,000 516,810
PowerSouth Energy Cooperative , Revenue , 2019 B , 5% , 1/01/30 .............. 480,000 495,091
PowerSouth Energy Cooperative , Revenue , 2019 B , 5% , 1/01/31 .............. 700,000 720,664
PowerSouth Energy Cooperative , Revenue , 2019 B , 5% , 1/01/32 .............. 750,000 770,881
PowerSouth Energy Cooperative , Revenue , 2019 B , 5% , 1/01/33 .............. 1,045,000 1,072,455
Savannah Georgia Convention Center Authority , Revenue , 2025 C , AG Insured , 5.5% ,
6/01/50 ......................................................... 1,000,000 1,040,159
76,052,037
Hawaii 0.5%
City & County Honolulu ,
Wastewater System , Revenue, Senior Lien , 2025 B , 5.25% , 7/01/46 ............ 1,000,000 1,063,566
Wastewater System , Revenue, Senior Lien , 2025 B , 5.25% , 7/01/47 ............ 1,750,000 1,850,040
Wastewater System , Revenue, Senior Lien , 2025 B , 5.25% , 7/01/48 ............ 2,000,000 2,102,885
State of Hawaii , Airports System , Revenue , 2020 A , 4% , 7/01/35 ................ 4,420,000 4,352,206
9,368,697
Idaho 0.1%
Boise State University ,
Revenue , 2025 A , Refunding , 5% , 4/01/50 ............................... 850,000 857,570
Revenue , 2025 A , Refunding , 5% , 4/01/54 ............................... 825,000 827,798
1,685,368
Illinois 7.5%
Chicago Board of Education , Dedicated Capital Improvement Tax , Revenue , 2023 ,
5.25% , 4/01/40 ................................................... 3,720,000 3,908,726

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Chicago O'Hare International Airport , Revenue, Senior Lien , 2020 E , Refunding , 4% ,
1/01/34 ......................................................... $ 5,345,000 $ 5,370,867
Chicago Park District ,
GO , 2020 F-2 , Refunding , 5% , 1/01/33 .................................. 3,000,000 3,154,263
GO , 2020 F-2 , Refunding , 4% , 1/01/34 .................................. 1,100,000 1,103,614
City of Berwyn , GO , 2022 B , Refunding , AG Insured , 4% , 12/01/41 .............. 6,000,000 5,846,783
City of Chicago ,
f
GO , 1999 , NATL Insured , 3.92%, 1/01/31 ................................ 4,000,000 3,385,795
GO , 2021 A , Refunding , 5% , 1/01/33 ................................... 9,335,000 9,550,095
GO , 2021 A , Refunding , 5% , 1/01/34 ................................... 6,655,000 6,785,344
GO , 2021 B , Refunding , 4% , 1/01/35 ................................... 4,295,000 4,080,394
GO , 2021 B , Refunding , BAM Insured , 4% , 1/01/38 ........................ 5,150,000 4,872,953
GO , 2023 A , 5% , 1/01/35 ............................................ 10,000,000 10,157,454
GO , 2024 B , Refunding , 5% , 1/01/35 ................................... 5,575,000 5,722,999
Illinois Finance Authority ,
Carle Foundation Obligated Group (The) , Revenue , 2021 A , Refunding , 4% , 8/15/40 12,645,000 11,755,273
b,c
Centerpoint Joliet Terminal Railroad LLC , Revenue , 144A, 2012 , Mandatory Put ,
4.8% , 7/02/35 ................................................... 5,000,000 5,092,301
g,h
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/28 ......... 321,200 —
g,h
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/29 ......... 331,756 —
g,h
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/30 ......... 395,091 —
g,h
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/31 ......... 330,248 —
Lifespace Communities, Inc. Obligated Group , Revenue , 2015 A , Refunding , 5% ,
5/15/35 ........................................................ 500,000 500,179
c
Rosalind Franklin University of Medicine and Science , Revenue , 144A, 2025 , 5.25% ,
8/01/35 ........................................................ 5,000,000 5,151,152
c
Illinois Housing Development Authority , Villager Briarwood IL Preservation LP ,
Revenue , 144A, 2024 G , FHA Insured , 4.22% , 7/01/42 ...................... 5,000,000 4,519,445
f
Metropolitan Pier & Exposition Authority , Revenue , 2002 A , BAM, NATL RE Insured ,
4.29%, 12/15/37 ................................................... 13,045,000 8,118,384
Northern Illinois University ,
Revenue , 2021 , BAM Insured , 4% , 10/01/41 ............................. 400,000 370,742
Revenue , 2021 , BAM Insured , 4% , 10/01/43 ............................. 2,075,000 1,887,916
State of Illinois ,
GO , 2019 B , 4% , 11/01/38 ........................................... 4,680,000 4,431,234
GO , 2020 C , 4% , 10/01/37 ........................................... 8,170,000 7,871,400
GO , 2021 A , 5% , 3/01/46 ............................................ 2,000,000 2,013,767
GO , 2022 A , 5% , 3/01/29 ............................................ 6,385,000 6,698,453
GO , 2022 B , 5% , 10/01/30 ........................................... 10,000,000 10,673,443
GO , 2022 C , 5.5% , 10/01/40 ......................................... 3,700,000 3,923,988
GO , 2024 C , 4% , 10/01/39 ........................................... 2,500,000 2,337,014
GO , 2026 C , 5.5% , 4/01/51 .......................................... 5,070,000 5,278,420
c
Upper Illinois River Valley Development Authority , Patriot Services Group Obligated
Group , Revenue , 144A, 2024 A-1 , Refunding , 4.5% , 12/01/31 ................ 5,000,000 5,010,134
149,572,532
Indiana 1.3%
Indiana Finance Authority ,
CHF - Tippecanoe LLC , Revenue , 2023 A , 5% , 6/01/32 ..................... 650,000 680,101
CHF - Tippecanoe LLC , Revenue , 2023 A , 5% , 6/01/33 ..................... 830,000 868,814
CHF - Tippecanoe LLC , Revenue , 2023 A , 5% , 6/01/38 ..................... 1,600,000 1,629,048
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/26 .. 1,065,000 1,065,919
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/27 .. 1,150,000 1,157,096
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/28 .. 1,235,000 1,245,539
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/29 .. 1,330,000 1,340,042
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/30 .. 1,425,000 1,428,821
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 A , 4.3% , 5/01/29 ... 750,000 760,494

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Indiana (continued)
Indiana Finance Authority, (continued)
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5.25% , 5/01/45 .. $ 1,000,000 $ 1,008,502
Indiana Housing & Community Development Authority , Cambridge Square North
Housing LP , Revenue , 2026 , FNMA Insured , 4.5% , 8/01/42 .................. 1,225,000 1,170,756
Indianapolis Local Public Improvement Bond Bank , Revenue , 2021 A , Refunding , AG
Insured , 4% , 6/01/37 ............................................... 14,000,000 13,701,824
26,056,956
Iowa 1.1%
Iowa Finance Authority ,
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/32 .... 680,000 680,321
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/36 .... 650,000 650,169
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/41 .... 350,000 349,068
b
Lifespace Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding ,
Mandatory Put , 3.95% , 5/15/31 ...................................... 2,000,000 2,000,000
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6.75% ,
5/15/33 ........................................................ 2,500,000 2,803,153
Iowa Higher Education Loan Authority ,
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/31 . 1,800,000 1,886,189
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/32 . 1,920,000 2,002,891
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/33 . 2,030,000 2,109,254
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/34 . 2,135,000 2,208,277
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/35 . 1,250,000 1,287,183
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/36 . 2,470,000 2,533,742
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/37 . 2,595,000 2,651,511
21,161,758
Kentucky 2.2%
County of Warren , Bowling Green-Warren County Community Hospital Corp. , Revenue ,
2024 , 5.25% , 4/01/49 ............................................... 3,250,000 3,319,877
Kentucky Bond Development Corp. ,
Collegiate Housing Foundation - Bowling Green LLC , Revenue , 2026 A , AG Insured ,
5% , 7/01/46 .................................................... 3,000,000 3,044,928
PRG Wildcats LLC , Revenue , 2026 A , 5% , 10/31/43 ........................ 2,350,000 2,442,312
Kentucky Economic Development Finance Authority ,
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/35 1,000,000 1,030,641
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/36 1,000,000 1,027,711
Kentucky Municipal Energy Agency , Revenue , 2025 , AG Insured , 5% , 1/01/55 ...... 14,000,000 14,076,649
Kentucky Municipal Power Agency ,
Revenue , 2019 A , Refunding , 5% , 9/01/31 ............................... 1,500,000 1,540,571
Revenue , 2019 A , Refunding , 5% , 9/01/32 ............................... 1,600,000 1,639,114
Revenue , 2019 A , Refunding , 5% , 9/01/33 ............................... 1,000,000 1,022,807
Kentucky Public Energy Authority , Revenue , 2025 B , 5% , 12/01/33 .............. 15,000,000 15,260,569
44,405,179
Louisiana 2.2%
East Baton Rouge Sewerage Commission , Revenue , 2019 A , Refunding , 4% , 2/01/35 1,310,000 1,317,258
Jefferson Sales Tax District , Revenue , 2019 B , AG Insured , 4% , 12/01/36 ......... 6,000,000 6,006,163
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
c
City of New Orleans , Revenue , 144A, 2021 , 4% , 11/01/46 ................... 8,600,000 7,545,405
Louisiana Utilities Restoration Corp. ELL System Restoration , Revenue , 2022 A ,
3.615% , 2/01/29 ................................................. 1,352,156 1,348,114
c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-1 , Refunding ,
4.5% , 12/01/31 .................................................. 6,295,000 6,307,758
Louisiana Public Facilities Authority ,
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.75% , 9/01/64 ..... 5,650,000 5,795,033

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Public Facilities Authority, (continued)
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/30 $ 2,250,000 $ 2,275,336
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/31 1,745,000 1,763,355
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/32 1,750,000 1,767,160
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/33 2,000,000 2,018,052
Port New Orleans Board of Commissioners ,
Revenue , 2020 E , 5% , 4/01/35 ........................................ 1,000,000 1,026,699
Revenue , 2020 E , 5% , 4/01/36 ........................................ 1,495,000 1,529,094
Revenue , 2020 E , 5% , 4/01/37 ........................................ 1,065,000 1,084,978
Revenue , 2020 E , 5% , 4/01/38 ........................................ 1,000,000 1,016,288
Revenue , 2020 E , 5% , 4/01/39 ........................................ 2,750,000 2,785,560
43,586,253
Maine 0.0%
†
Maine Health & Higher Educational Facilities Authority , MaineHealth Obligated Group ,
Revenue , 2020 A , 4% , 7/01/36 ........................................ 1,000,000 1,001,004
Maryland 2.9%
City of Baltimore ,
Wastewater Utility Fund , Revenue , 2017 B , Refunding , 5% , 7/01/39 ............ 5,000,000 5,010,618
Wastewater Utility Fund , Revenue , 2017 C , Refunding , 5% , 7/01/32 ............ 5,905,000 5,934,116
Wastewater Utility Fund , Revenue, Senior Lien , D , Refunding , 5% , 7/01/28 ...... 2,790,000 2,795,158
Wastewater Utility Fund , Revenue, Senior Lien , D , Refunding , 5% , 7/01/29 ...... 5,835,000 5,845,244
Wastewater Utility Fund , Revenue, Sub. Lien , 2017 A , 5% , 7/01/29 ............. 1,000,000 1,005,817
Wastewater Utility Fund , Revenue, Sub. Lien , 2017 A , 5% , 7/01/30 ............. 2,940,000 2,955,481
Wastewater Utility Fund , Revenue, Sub. Lien , 2017 A , 5% , 7/01/31 ............. 2,085,000 2,094,959
Wastewater Utility Fund , Revenue, Sub. Lien , 2017 A , 5% , 7/01/32 ............. 3,240,000 3,253,921
Water Utility Fund , Revenue, Sub. Lien , 2017 A , 5% , 7/01/29 ................. 1,320,000 1,327,679
Water Utility Fund , Revenue, Sub. Lien , 2017 A , 5% , 7/01/30 ................. 1,785,000 1,794,399
Water Utility Fund , Revenue, Sub. Lien , 2017 A , 5% , 7/01/31 ................. 3,765,000 3,782,984
Water Utility Fund , Revenue, Sub. Lien , 2017 A , 5% , 7/01/32 ................. 4,000,000 4,017,187
Maryland Community Development Administration , Residential , Revenue , 2019 B ,
Refunding , 3% , 9/01/34 ............................................. 5,000,000 4,679,975
Maryland Economic Development Corp. , Morgan State University Student Housing ,
Revenue , 2026 A , AG Insured , 5% , 7/01/46 .............................. 1,575,000 1,604,772
Maryland Health & Higher Educational Facilities Authority ,
Frederick Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 3.25% , 7/01/39 500,000 409,459
Frederick Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% , 7/01/40 .. 300,000 270,342
University of Maryland Medical System Obligated Group , Revenue , 2017 B ,
Refunding , 5% , 7/01/31 ............................................ 7,415,000 7,524,433
Town of Chestertown ,
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/28 ............... 1,000,000 1,009,216
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/29 ............... 1,340,000 1,356,693
56,672,453
Massachusetts 0.9%
Massachusetts Bay Transportation Authority ,
Sales Tax , Revenue , 2025 B , 5% , 7/01/46 ............................... 7,630,000 7,980,820
Sales Tax , Revenue , 2025 B , 5.25% , 7/01/47 ............................. 6,780,000 7,216,344
Massachusetts Development Finance Agency ,
Bentley University , Revenue , 2025 , 5% , 7/01/38 ........................... 845,000 903,390
Bentley University , Revenue , 2025 , 5% , 7/01/40 ........................... 1,100,000 1,154,282
Bentley University , Revenue , 2025 , 5% , 7/01/43 ........................... 1,000,000 1,037,802
18,292,638

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan 1.3%
Detroit Downtown Development Authority , Catalyst Development Area , Tax Allocation ,
2024 , Refunding , 5% , 7/01/48 ........................................ $ 3,890,000 $ 3,948,157
Michigan Finance Authority ,
Henry Ford Health System Obligated Group , Revenue , 2016 , Refunding , 4% ,
11/15/46 ....................................................... 4,000,000 3,537,422
Provident Group - HFH Energy LLC , Revenue , 2024 , 5.5% , 2/28/49 ............ 5,375,000 5,632,713
Michigan State Hospital Finance Authority , Trinity Health Corp. Obligated Group ,
Revenue , 2008 C , Refunding , 5% , 12/01/31 .............................. 2,700,000 2,759,205
Michigan State Housing Development Authority , Revenue , 2019 A-1 , 3% , 10/01/39 .. 3,870,000 3,187,276
b
Michigan Strategic Fund , Consumers Energy Co. , Revenue , 2005 , Mandatory Put ,
0.875% , 10/08/26 .................................................. 5,000,000 4,982,975
Wayne County Airport Authority , Detroit Metropolitan Wayne County Airport , Revenue,
Junior Lien , 2017 B , Refunding , 5% , 12/01/29 ............................ 1,980,000 2,018,874
26,066,622
Minnesota 0.6%
Minnesota Municipal Gas Agency , Revenue , 2026 A , 5% , 9/01/35 ............... 12,000,000 12,333,323
Mississippi 0.5%
County of Warren , International Paper Co. , Revenue , 2018 , Refunding , 4% , 9/01/32 . 3,250,000 3,279,310
c
Mississippi Development Bank , County of Hancock , Revenue , 144A, 2019 , 4.55% ,
11/01/39 ........................................................ 1,545,000 1,489,708
c
Mississippi Home Corp. , Patriot Services Group Obligated Group , Revenue , 144A,
2024 A-1 , Refunding , 4.5% , 12/01/31 ................................... 5,000,000 5,010,133
9,779,151
Missouri 1.1%
Health & Educational Facilities Authority of the State of Missouri ,
Lutheran Senior Services Obligated Group , Revenue , 2024 A , Refunding , 5.25% ,
2/01/48 ........................................................ 2,500,000 2,512,891
Mercy Health , Revenue , 2018 A , Refunding , 5% , 6/01/31 .................... 12,500,000 12,949,475
Southeast Missouri State University ,
Revenue , 2020 , Refunding , 4% , 4/01/33 ................................. 2,745,000 2,768,535
Revenue , 2020 , Refunding , 4% , 4/01/34 ................................. 2,180,000 2,190,480
Revenue , 2020 , Refunding , 4% , 4/01/35 ................................. 1,575,000 1,568,579
21,989,960
Nebraska 0.3%
b
Central Plains Energy Project , Revenue , 2022-1 , Mandatory Put , 5% , 10/01/29 ..... 5,000,000 5,171,736
Nevada 0.0%
†
City of Las Vegas ,
Special Improvement District No. 819 , Special Assessment , 2025 , 5% , 6/01/40 .... 325,000 331,304
Special Improvement District No. 819 , Special Assessment , 2025 , 5.25% , 6/01/45 . 325,000 331,372
662,676
New Hampshire 1.8%
New Hampshire Business Finance Authority ,
Revenue , 2026-1 , A , 5.1% , 12/20/42 ................................... 2,000,000 2,041,335
Adventist Health System/West Obligated Group , Revenue , 2024 D , 6.129% , 7/01/38 4,080,000 4,065,703
Greater Raleigh Area Christian Education, Inc. , Revenue , 2025 , 5.125% , 8/01/40 .. 2,600,000 2,504,045
Greater Raleigh Area Christian Education, Inc. , Revenue , 2025 , 5.75% , 8/01/45 ... 1,750,000 1,739,835
Hays Consolidated Independent School District , Revenue , 2026 A-1 , 5% , 12/15/38 1,820,000 1,890,893
Hays Consolidated Independent School District , Revenue , 2026 A-1 , 5% , 12/15/40 2,325,000 2,382,545
Hays Consolidated Independent School District , Revenue , 2026 A-1 , 5.25% ,
12/15/42 ....................................................... 680,000 707,907
Hays Consolidated Independent School District , Revenue , 2026 A-1 , 5.25% ,
12/15/43 ....................................................... 500,000 518,970

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Hampshire (continued)
New Hampshire Business Finance Authority, (continued)
Hays Consolidated Independent School District , Revenue , 2026 A-1 , 5.25% ,
12/15/44 ....................................................... $ 800,000 $ 826,538
National Finance Authority , Revenue , 2020-1 , A , 4.125% , 1/20/34 .............. 6,798,072 6,812,271
e
National Finance Authority , Revenue , FRN , 2024-3 , A , 4.033% , 10/20/41 ........ 1,478,804 1,389,613
National Finance Authority , Revenue , 2026-1 , A-1 , 4.25% , 7/20/41 ............. 3,741,409 3,507,270
b
National Finance Authority , Revenue , 2026-2 , A-1 , Mandatory Put , 4.4% , 4/01/36 .. 7,485,672 7,355,606
35,742,531
New Jersey 1.8%
c
Middlesex County Improvement Authority , H3 Residential Urban Renewal LLC ,
Revenue , 144A, 2026 , IA , 5.95% , 6/01/61 ............................... 3,250,000 3,297,106
New Jersey Economic Development Authority , State of New Jersey , Revenue , 2022 A ,
5% , 11/01/39 ..................................................... 16,000,000 16,740,437
New Jersey Educational Facilities Authority , State of New Jersey , Revenue , 2016 B ,
5% , 9/01/36 ...................................................... 5,000,000 5,003,746
New Jersey Health Care Facilities Financing Authority , Inspira Health Obligated Group ,
Revenue , 2017 A , 5% , 7/01/31 ........................................ 1,080,000 1,096,922
New Jersey Higher Education Student Assistance Authority ,
Revenue, Senior Lien , 2020 A , Refunding , 3.5% , 12/01/39 ................... 2,090,000 2,025,071
Revenue, Senior Lien , 2020 B , 3.5% , 12/01/39 ............................ 970,000 941,871
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2021
A , Refunding , 4% , 6/15/36 ........................................... 6,200,000 6,194,170
35,299,323
New Mexico 0.7%
Aspire Public Improvement District ,
Special Tax , 2024 , 5.05% , 10/01/44 .................................... 525,000 495,307
Special Tax , 2024 , 5.3% , 10/01/53 ..................................... 800,000 726,825
City of Farmington , Public Service Co. of New Mexico , Revenue , 2016 A , Refunding ,
2.15% , 4/01/33 ................................................... 13,500,000 11,563,159
c
Mesa Del Sol Public Improvement District No. 1 , Revenue , 144A, 2026 B , Refunding ,
4.85% , 10/01/43 ................................................... 800,000 778,271
13,563,562
New York 5.5%
Build NYC Resource Corp. ,
TrIPs Obligated Group , Revenue , 2025 , 5.5% , 7/01/43 ...................... 1,230,000 1,299,100
TrIPs Obligated Group , Revenue , 2025 , 5.5% , 7/01/45 ...................... 400,000 419,337
TrIPs Obligated Group , Revenue , 2025 , 5.5% , 7/01/55 ...................... 500,000 510,189
City of New York ,
GO , 2021 C , 4% , 8/01/37 ............................................ 5,000,000 4,908,915
GO , 2022 D-1 , 5.5% , 5/01/44 ......................................... 2,500,000 2,643,209
GO , 2022 D-1 , 5.5% , 5/01/46 ......................................... 2,600,000 2,729,101
Metropolitan Transportation Authority ,
b
Revenue , 2015 A-2 , Mandatory Put , 5% , 5/15/30 .......................... 7,000,000 7,421,541
Revenue , 2016 B , Refunding , 5% , 11/15/34 .............................. 3,265,000 3,275,308
Revenue , 2017 C-1 , Refunding , 5% , 11/15/31 ............................ 1,870,000 1,927,678
Revenue , 2024 A , Refunding , 5.5% , 11/15/47 ............................. 5,000,000 5,267,818
New York City Housing Development Corp. , Revenue , 2019 A-1 , Refunding , 4.15% ,
11/01/38 ........................................................ 1,825,000 1,786,671
New York City Industrial Development Agency , Yankee Stadium LLC , Revenue , 2020 A ,
Refunding , AG Insured , 3% , 3/01/36 .................................... 2,500,000 2,293,597
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue ,
2024 CC-1 , 5.25% , 6/15/54 .......................................... 15,090,000 15,473,256
New York City Transitional Finance Authority ,
Future Tax Secured , Revenue , 2022 B-1 , 4% , 8/01/45 ...................... 5,000,000 4,505,253

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York City Transitional Finance Authority, (continued)
Future Tax Secured , Revenue , 2022 F-1 , 5% , 2/01/42 ...................... $ 12,000,000 $ 12,443,324
Future Tax Secured , Revenue , 2026 A-1 , 5.25% , 5/01/46 .................... 7,500,000 7,851,502
New York Liberty Development Corp. , Revenue , 2021 A , Refunding , 0.95% , 11/15/27 2,340,000 2,249,797
New York State Dormitory Authority ,
State of New York Personal Income Tax , Revenue , 2018 A , Pre-Refunded , 5% ,
3/15/32 ........................................................ 5,000 5,232
State of New York Sales Tax , Revenue , 2024 A , 5% , 3/15/46 ................. 10,000,000 10,366,990
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2023 , 6% , 4/01/35 .......................... 4,275,000 4,692,560
JFK NTO LLC , Revenue , 2023 , 6% , 6/30/54 .............................. 4,845,000 4,973,727
JFK NTO LLC , Revenue , 2025 , 6% , 6/30/42 .............................. 1,625,000 1,763,404
JFK NTO LLC , Revenue , 2025 , 6% , 6/30/44 .............................. 1,000,000 1,076,991
Port Authority of New York & New Jersey , Revenue , 234 , Refunding , 5.25% , 8/01/42 . 2,500,000 2,593,233
Troy Capital Resource Corp. ,
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/30 ...... 2,900,000 3,080,731
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/34 ...... 4,425,000 4,618,992
110,177,456
North Carolina 0.1%
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien , 2020 A , 5% , 6/01/27 .............................. 450,000 455,567
Revenue, Senior Lien , 2020 A , 5% , 6/01/28 .............................. 500,000 511,426
Revenue, Senior Lien , 2020 A , 5% , 6/01/29 .............................. 350,000 362,804
1,329,797
North Dakota 0.3%
City of Grand Forks ,
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/29 .. 1,600,000 1,654,704
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/30 .. 1,600,000 1,662,723
City of Horace , GO , 2024 C , Refunding , 4.75% , 5/01/44 ...................... 1,100,000 1,038,748
North Dakota Housing Finance Agency , Revenue , 2024 C , 5% , 7/01/42 ........... 2,240,000 2,334,765
6,690,940
Ohio 1.7%
Columbus Metropolitan Housing Authority ,
Revenue , 2024 , 4% , 12/01/34 ........................................ 5,500,000 5,321,652
Revenue , 2025 C , 4% , 11/01/35 ....................................... 5,000,000 4,787,068
Revenue , 2025 F , 4% , 12/01/35 ....................................... 5,300,000 5,060,441
County of Franklin , Ohio Living Obligated Group , Revenue , 2023 , Refunding , 5% ,
7/01/31 ......................................................... 3,790,000 3,872,375
County of Hamilton ,
Life Enriching Communities Obligated Group , Revenue , 2025 , Refunding , 5.25% ,
1/01/36 ........................................................ 400,000 425,959
Life Enriching Communities Obligated Group , Revenue , 2025 , Refunding , 5.25% ,
1/01/37 ........................................................ 500,000 527,980
Life Enriching Communities Obligated Group , Revenue , 2025 , Refunding , 5.5% ,
1/01/38 ........................................................ 350,000 373,968
Life Enriching Communities Obligated Group , Revenue , 2025 , Refunding , 5.5% ,
1/01/39 ........................................................ 575,000 608,733
Life Enriching Communities Obligated Group , Revenue , 2025 , Refunding , 5.5% ,
1/01/40 ........................................................ 440,000 462,060
Life Enriching Communities Obligated Group , Revenue , 2025 , Refunding , 5.25% ,
1/01/41 ........................................................ 525,000 536,527
Port of Greater Cincinnati Development Authority , Revenue , 2024 B , Refunding , AG
Insured , 4.375% , 12/01/58 ........................................... 12,535,000 11,395,105

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
State of Ohio , Premier Health Partners Obligated Group , Revenue , 2020 , Refunding ,
4% , 11/15/36 ..................................................... $ 905,000 $ 866,168
34,238,036
Oregon 0.8%
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/35 ... 5,240,000 5,293,955
Medford Hospital Facilities Authority , Asante Health System Obligated Group , Revenue ,
2020 A , Refunding , 5% , 8/15/36 ....................................... 1,300,000 1,352,043
Oregon State Facilities Authority ,
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/26 ....................................................... 150,000 150,157
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/28 ....................................................... 325,000 334,268
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/29 ....................................................... 600,000 621,814
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/35 ....................................................... 275,000 281,935
Willamette University , Revenue , 2021 A , Refunding , 4% , 10/01/51 ............. 850,000 657,528
Salem Hospital Facility Authority , Salem Health Obligated Group , Revenue , 2019 A ,
Refunding , 5% , 5/15/34 ............................................. 3,780,000 3,922,086
c
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 2,405,000 2,454,122
15,067,908
Pennsylvania 2.9%
Allegheny County Airport Authority ,
Revenue , 2023 A , AG Insured , 5.5% , 1/01/41 ............................. 1,000,000 1,059,095
Revenue , 2023 A , AG Insured , 5.5% , 1/01/42 ............................. 1,000,000 1,056,384
Allegheny County Hospital Development Authority ,
UPMC Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/15/33 ............ 4,000,000 4,173,523
UPMC Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/15/34 ............ 1,000,000 1,039,744
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue , 2022 , Refunding , 5% , 5/01/28 ................................. 600,000 618,016
Revenue , 2022 , Refunding , 5% , 5/01/29 ................................. 600,000 627,024
Revenue , 2022 , Refunding , 5% , 5/01/30 ................................. 700,000 738,873
Revenue , 2022 , Refunding , 5% , 5/01/31 ................................. 675,000 717,752
City of Philadelphia , Water & Wastewater , Revenue , 2023 B , Refunding , AG Insured ,
5.5% , 9/01/53 .................................................... 3,000,000 3,135,892
Pennsylvania Economic Development Financing Authority ,
UPMC Obligated Group , Revenue , 2020 A , 5% , 4/15/34 ..................... 1,750,000 1,832,777
UPMC Obligated Group , Revenue , 2023 B , Refunding , 4% , 5/15/40 ............ 2,525,000 2,339,726
UPMC Obligated Group , Revenue , 2023 B , Refunding , 4% , 5/15/41 ............ 2,375,000 2,165,799
UPMC Obligated Group , Revenue , 2023 B , Refunding , 4% , 5/15/42 ............ 2,815,000 2,548,528
b
Waste Management Obligated Group , Revenue , 2009 , Mandatory Put , 0.95% ,
12/01/26 ....................................................... 3,000,000 2,981,974
b
Waste Management, Inc. , Revenue , 2021 B , Refunding , Mandatory Put , 1.1% ,
11/02/26 ....................................................... 6,750,000 6,724,094
Pennsylvania Higher Education Assistance Agency , Revenue , 2026-1A , 4.25% , 6/01/47 1,925,000 1,832,121
Pennsylvania Higher Educational Facilities Authority ,
Drexel University , Revenue , 2020 A , Refunding , AG Insured , 5% , 5/01/39 ........ 6,950,000 7,137,196
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2017 A ,
4% , 8/15/34 .................................................... 5,895,000 5,907,966
d
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2026 B ,
Refunding , 5% , 8/15/37 ............................................ 750,000 808,896
d
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2026 B ,
Refunding , 5% , 8/15/38 ............................................ 500,000 533,102

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, (continued)
d
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2026 B ,
Refunding , 5% , 8/15/39 ............................................ $ 750,000 $ 790,856
d
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2026 B ,
Refunding , 5% , 8/15/41 ............................................ 375,000 390,574
d
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2026 B ,
Refunding , 5% , 8/15/42 ............................................ 250,000 259,593
Philadelphia Authority for Industrial Development , MaST Community Charter School II ,
Revenue , 2020 A , 5% , 8/01/40 ........................................ 300,000 294,747
Redevelopment Authority of the City of Philadelphia ,
City of Philadelphia , Revenue , 2021 A , BAM Insured , 2.799% , 9/01/33 .......... 2,425,000 2,125,041
City of Philadelphia , Revenue , 2026 B , 5% , 11/01/44 ....................... 4,750,000 4,979,395
56,818,688
Rhode Island 0.1%
Rhode Island Health and Educational Building Corp. , PRG - RI Properties LLC ,
Revenue , 2025 A , AG Insured , 5% , 7/01/55 .............................. 3,000,000 2,984,461
South Carolina 3.4%
c
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3.625% , 11/01/31 ............................... 1,000,000 917,643
Medical University Hospital Authority ,
Revenue , 2026 , FHA Insured , 5.25% , 5/15/38 ............................ 375,000 400,432
Revenue , 2026 , FHA Insured , 5.25% , 11/15/38 ............................ 400,000 425,599
Revenue , 2026 , FHA Insured , 5.25% , 5/15/39 ............................ 500,000 530,339
Revenue , 2026 , FHA Insured , 5.25% , 11/15/39 ............................ 400,000 422,867
Revenue , 2026 , FHA Insured , 5.25% , 5/15/40 ............................ 600,000 632,853
Revenue , 2026 , FHA Insured , 5.25% , 11/15/40 ............................ 600,000 631,382
Revenue , 2026 , FHA Insured , 5.25% , 5/15/42 ............................ 750,000 786,491
Revenue , 2026 , FHA Insured , 5.25% , 11/15/42 ............................ 500,000 524,518
b
Patriots Energy Group Financing Agency , Revenue , 2023 A-1 , Mandatory Put , 5.25% ,
8/01/31 ......................................................... 27,500,000 28,968,470
South Carolina Jobs-Economic Development Authority ,
Bon Secours Mercy Health, Inc. , Revenue , 2020 A , Refunding , 4% , 12/01/44 ..... 4,315,000 3,893,013
Bon Secours Mercy Health, Inc. , Revenue , 2025 A , Refunding , 5.25% , 11/01/43 ... 4,500,000 4,763,734
Novant Health Obligated Group , Revenue , 2024 A , 5.5% , 11/01/45 ............. 5,715,000 6,103,372
Novant Health Obligated Group , Revenue , 2024 A , 5.5% , 11/01/49 ............. 6,000,000 6,300,270
Novant Health Obligated Group , Revenue , 2024 A , 5.5% , 11/01/50 ............. 4,000,000 4,184,373
Prisma Health Obligated Group , Revenue , 2018 A , Refunding , 5% , 5/01/33 ...... 6,000,000 6,159,230
South Carolina Public Service Authority , Revenue , 2025 A , 5% , 12/01/55 .......... 1,750,000 1,755,017
67,399,603
South Dakota 0.6%
County of Turner ,
GO , 2025 , 4.35% , 12/01/44 .......................................... 3,330,000 3,295,406
GO , 2025 , 4.5% , 12/01/49 ........................................... 4,520,000 4,309,945
Huron School District No. 2-2 ,
GO , 2024 , 5% , 8/01/39 ............................................. 1,940,000 2,039,235
GO , 2024 , 4% , 8/01/44 ............................................. 1,700,000 1,625,825
South Dakota Health & Educational Facilities Authority , Presbyterian Retirement Village
of Rapid City, Inc. , Revenue , 2021 , Refunding , 3% , 9/01/41 .................. 1,150,000 917,814
12,188,225
Tennessee 1.8%
Chattanooga Health Educational & Housing Facility Board , CommonSpirit Health
Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/35 ................ 2,550,000 2,628,134

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board , Vanderbilt University Medical Center Obligated Group , Revenue , 2026 B ,
Refunding , 5% , 7/01/32 ............................................. $ 1,500,000 $ 1,618,977
b
Tennergy Corp. , Revenue , 2022 A , Mandatory Put , 5.5% , 12/01/30 .............. 21,895,000 22,957,170
Tennessee State School Bond Authority , Revenue , 2015 B , 5% , 11/01/28 ......... 8,180,000 8,193,023
35,397,304
Texas 10.9%
Arlington Higher Education Finance Corp. ,
Leadership Prep School , Revenue , 2024 , PSF Guaranty , 4% , 6/15/49 .......... 250,000 218,728
Leadership Prep School , Revenue , 2024 , PSF Guaranty , 4.125% , 6/15/54 ....... 475,000 406,986
Leadership Prep School , Revenue , 2024 , PSF Guaranty , 4.25% , 6/15/59 ........ 1,000,000 860,792
Bexar Management And Development Corp. , Oso Apartments Ltd. , Revenue , 2024 ,
FNMA Insured , 4.61% , 7/01/44 ........................................ 8,250,000 7,931,781
c
City of Celina , Mosaic Public Improvement District Phase No. 1B , Special Assessment ,
144A, 2024 , 5.125% , 9/01/44 ......................................... 360,000 364,589
City of Dallas Housing Finance Corp. , TX Illinois 2024 Ltd. , Revenue , 2025 A , FNMA
Insured , 5% , 3/01/44 ............................................... 2,850,000 2,845,292
c
City of Kyle , 6 Creeks Public Improvement District Improvement Area No. 3B , Special
Assessment , 144A, 2025 , 4.375% , 9/01/35 ............................... 621,000 622,215
c
City of Lavon , Trails of Lavon Public Improvement District Projects , Special
Assessment , 144A, 2025 , 6% , 9/15/54 .................................. 1,304,000 1,328,900
City of Lubbock ,
GO , 2024 , 5% , 2/15/42 ............................................. 4,130,000 4,314,805
GO , 2024 , 5% , 2/15/43 ............................................. 4,350,000 4,531,288
GO , 2024 , 5% , 2/15/44 ............................................. 2,205,000 2,288,524
Clifton Higher Education Finance Corp. ,
International Leadership of Texas, Inc. , Revenue , 2025 A , Refunding , PSF Guaranty ,
5% , 2/15/41 .................................................... 3,850,000 3,975,534
International Leadership of Texas, Inc. , Revenue , 2025 A , Refunding , PSF Guaranty ,
5.25% , 2/15/44 .................................................. 4,450,000 4,641,183
International Leadership of Texas, Inc. , Revenue , 2025 A , Refunding , PSF Guaranty ,
5.25% , 2/15/49 .................................................. 2,250,000 2,301,391
Southwestern University , Revenue , 2022 , 4% , 8/15/42 ...................... 10,535,000 9,542,582
c
County of Hays , La Cima Public Improvement District Neighborhood Improvement Area
No. 3 , Special Assessment , 144A, 2025 , 5.125% , 9/15/45 ................... 1,616,000 1,618,910
Dallas Convention Center Hotel Development Corp. , Revenue , 2009 B , 7.088% ,
1/01/42 ......................................................... 8,535,000 9,218,129
Dallas Fort Worth International Airport ,
Revenue , 2025 A-1 , Refunding , 5.25% , 11/01/43 .......................... 14,250,000 14,791,108
Revenue , 2025 A-1 , Refunding , 5.25% , 11/01/44 .......................... 5,000,000 5,168,193
Revenue , 2025 A-1 , Refunding , 5.25% , 11/01/45 .......................... 8,000,000 8,245,508
Revenue , 2025 A-1 , Refunding , 5.25% , 11/01/46 .......................... 12,500,000 12,819,228
Ector County Hospital District ,
GO , 2020 , Refunding , 5% , 9/15/29 ..................................... 800,000 823,878
GO , 2020 , Refunding , 5% , 9/15/30 ..................................... 745,000 770,596
GO , 2020 , Refunding , 5% , 9/15/31 ..................................... 450,000 462,881
GO , 2020 , Refunding , 5% , 9/15/32 ..................................... 600,000 615,099
GO , 2020 , Refunding , 5% , 9/15/33 ..................................... 650,000 664,516
GO , 2020 , Refunding , 4% , 9/15/34 ..................................... 650,000 610,599
GO , 2020 , Refunding , 4% , 9/15/35 ..................................... 700,000 647,613
EP Cimarron Ventanas PFC , Revenue , 2024 , Refunding , 4.125% , 12/01/39 ........ 4,020,000 3,768,491
EP Royal Estates PFC , Revenue , 2024 , 4.25% , 10/01/39 ..................... 1,000,000 942,607
Harris County Municipal Utility District No. 490 ,
GO , 2025 , BAM Insured , 4.25% , 3/01/40 ................................ 1,400,000 1,358,956
GO , 2025 , BAM Insured , 4.5% , 3/01/43 ................................. 1,610,000 1,567,047

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Houston Higher Education Finance Corp. , Houston Baptist University , Revenue , 2025 ,
5.125% , 10/01/51 .................................................. $ 725,000 $ 689,257
Kaufman County Fresh Water Supply District No. 1-D ,
GO , 2021 , 2% , 9/01/28 ............................................. 155,000 146,557
GO , 2021 , 2% , 9/01/29 ............................................. 155,000 142,240
GO , 2024 , AG Insured , 4% , 9/01/39 .................................... 935,000 890,537
GO , 2024 , AG Insured , 4.25% , 9/01/43 .................................. 715,000 667,026
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/34 200,000 170,128
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/35 225,000 217,732
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/36 250,000 239,004
Lake View Management and Development District ,
GO , 2024 , BAM Insured , 4% , 2/15/44 ................................... 1,000,000 897,182
GO , 2024 , BAM Insured , 4.125% , 2/15/49 ............................... 1,725,000 1,500,050
c
Lakeside Place PFC , Torrey Chase Apartments LP , Revenue , 144A, 2021 , 3.48% ,
12/15/39 ........................................................ 3,563,089 2,695,986
Lower Colorado River Authority ,
Revenue , 2022 , Refunding , AG Insured , 4% , 5/15/40 ....................... 5,000,000 4,735,316
Revenue , 2024 , Refunding , 5% , 5/15/41 ................................. 3,025,000 3,155,387
North Texas Tollway Authority , Revenue, First Tier , A , Refunding , 4% , 1/01/33 ...... 5,000,000 5,007,557
c
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-1 , 4.5% , 12/01/37 ........... 11,900,000 10,309,804
San Antonio Education Facilities Corp. ,
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/37 ...... 635,000 586,884
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/39 ...... 2,435,000 2,171,010
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/40 ...... 2,000,000 1,745,335
Terrell Independent School District ,
GO , 2025 , PSF Guaranty , 5.25% , 8/01/43 ............................... 2,600,000 2,764,589
GO , 2025 , PSF Guaranty , 5.25% , 8/01/44 ............................... 3,000,000 3,177,825
GO , 2025 , PSF Guaranty , 5.25% , 8/01/45 ............................... 2,250,000 2,377,733
Texas Municipal Gas Acquisition & Supply Corp. III , Revenue , 2021 , Refunding , 5% ,
12/15/30 ........................................................ 10,000,000 10,429,885
b
Texas Municipal Gas Acquisition & Supply Corp. IV , Revenue , 2023 A , Mandatory Put ,
5.5% , 1/01/30 .................................................... 19,500,000 20,383,446
Texas Transportation Finance Corp. , Revenue , 2025 A , Refunding , 5.5% , 10/01/55 .. 20,790,000 22,125,217
c
Town of Little Elm , Valencia Public Improvement District Improvement Area No. 3 ,
Special Assessment , 144A, 2021 , 2.875% , 9/01/31 ......................... 281,000 259,728
Town of Trophy Club ,
Public Improvement District No. 1 , Special Assessment , 2025 , Refunding , 5% ,
9/01/30 ........................................................ 264,000 276,689
Public Improvement District No. 1 , Special Assessment , 2025 , Refunding , 5% ,
9/01/32 ........................................................ 252,000 267,425
Travis County Development Authority , Special Assessment , 2025 , 5% , 9/01/44 ..... 500,000 490,843
Trinity River Public Facility Corp. , FW Hughes House II LP , Revenue , 2026 A , 5% ,
6/01/44 ......................................................... 2,900,000 2,871,471
Westpointe Special Improvement District ,
GO , 2024 , BAM Insured , 5% , 8/15/37 ................................... 450,000 469,422
GO , 2024 , BAM Insured , 5% , 8/15/45 ................................... 1,000,000 1,012,480
GO , 2024 , BAM Insured , 5% , 8/15/49 ................................... 1,095,000 1,095,624
Westside 211 Special Improvement District ,
GO, Sub. Lien , 2021 , 2% , 8/15/29 ..................................... 290,000 271,959
GO, Sub. Lien , 2021 , 2.25% , 8/15/31 ................................... 300,000 269,573
GO, Sub. Lien , 2021 , 3% , 8/15/33 ..................................... 315,000 284,817
GO, Sub. Lien , 2021 , 3% , 8/15/35 ..................................... 335,000 291,537
GO, Sub. Lien , 2021 , 3% , 8/15/37 ..................................... 355,000 292,967
215,648,171

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Utah 0.3%
City of Lehi , Franchise & Sales Tax , Revenue , 2021 , AG Insured , 4% , 2/01/48 ...... $ 3,000,000 $ 2,648,621
Downtown Revitalization Public Infrastructure District ,
City of Salt Lake City Revitalization Sales Tax , Revenue, First Lien , 2025 A , AG
Insured , 5% , 6/01/39 .............................................. 1,300,000 1,340,719
City of Salt Lake City Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG
Insured , 5.25% , 6/01/43 ........................................... 1,000,000 1,069,174
City of Salt Lake City Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG
Insured , 5.5% , 6/01/50 ............................................ 1,000,000 1,056,167
Utah Infrastructure Agency , Revenue , 2021 , 4% , 10/15/35 ..................... 400,000 383,540
6,498,221
Virginia 0.9%
Virginia Public Building Authority , Commonwealth of Virginia , Revenue , B , 4% , 8/01/29 9,605,000 9,613,478
Virginia Small Business Financing Authority ,
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/32 ........................................................ 2,500,000 2,507,317
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
7/01/32 ........................................................ 2,000,000 2,000,417
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
5% , 1/01/35 .................................................... 3,000,000 3,120,164
17,241,376
Washington 2.9%
City of Seattle , Municipal Light & Power , Revenue , 2017 C , Refunding , 4% , 9/01/35 . 5,000,000 5,000,034
Everett Housing Authority , Revenue , 2022 , Refunding , 4% , 7/01/37 .............. 9,420,000 8,820,807
King County Housing Authority ,
Revenue , 2025 , Refunding , 5% , 7/01/40 ................................. 500,000 505,796
Revenue , 2025 , Refunding , 5.375% , 7/01/45 ............................. 2,000,000 2,065,851
Vancouver Housing Authority ,
2200 Norris LLLP , Revenue , 2025 , Refunding , 4.125% , 12/01/39 .............. 1,975,000 1,825,061
Cascara Vancouver LLLP , Revenue , 2024 A , 5% , 12/01/42 ................... 2,500,000 2,614,450
Esther Cougar Rehab LLLP , Revenue , 2024 B , 4.5% , 10/01/42 ............... 2,000,000 1,979,227
Washington Health Care Facilities Authority ,
CommonSpirit Health Obligated Group , Revenue , 2017 , Refunding , 5% , 8/15/31 .. 2,250,000 2,285,194
CommonSpirit Health Obligated Group , Revenue , 2017 , Refunding , 5% , 8/15/32 .. 1,605,000 1,628,991
CommonSpirit Health Obligated Group , Revenue , 2017 , Refunding , 5% , 8/15/35 .. 2,400,000 2,428,677
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/36 1,200,000 1,233,253
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/35 1,665,000 1,716,017
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/36 3,250,000 3,340,061
Fred Hutchinson Cancer Center Obligated Group , Revenue , 2020 , Refunding , 5% ,
9/01/38 ........................................................ 1,000,000 1,033,917
Fred Hutchinson Cancer Center Obligated Group , Revenue , 2020 , Refunding , 5% ,
9/01/39 ........................................................ 1,000,000 1,028,777
Fred Hutchinson Cancer Center Obligated Group , Revenue , 2020 , Refunding , 5% ,
9/01/40 ........................................................ 1,000,000 1,024,470
c
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 3% ,
12/01/35 ....................................................... 440,000 395,224
Overlake Hospital Medical Center Obligated Group , Revenue , B , Refunding , 5% ,
7/01/30 ........................................................ 1,000,000 1,018,222
Overlake Hospital Medical Center Obligated Group , Revenue , B , Refunding , 5% ,
7/01/31 ........................................................ 1,925,000 1,957,650
Providence St. Joseph Health Obligated Group , Revenue , 2026 B-1 , 5% , 10/01/35 . 3,500,000 3,820,335
Washington State Housing Finance Commission ,
Revenue , 2021-1 , A , 3.5% , 12/20/35 ................................... 6,344,864 6,039,907
c
Madison at Rivers Edge Apartments LLC , Revenue , 144A, 2021 B , 5.3% , 1/01/30 . 940,000 904,200
c
Provident Group - SH II Properties LLC , Revenue , 144A, 2025 A , BAM Insured , 5% ,
7/01/45 ........................................................ 2,250,000 2,264,145

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
Washington State Housing Finance Commission, (continued)
c
Seattle Academy of Arts & Sciences , Revenue , 144A, 2023 , Refunding , 5.625% ,
7/01/38 ........................................................ $ 2,000,000 $ 2,124,666
57,054,932
Wisconsin 5.9%
City of Milwaukee , Sewerage System , Revenue , 2021 S-2 , Refunding , 3% , 6/01/46 .. 4,600,000 3,363,987
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 23,650,000 24,187,021
f
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 5,725,000 2,851,581
BlueHub Loan Fund, Inc. , Revenue , 2024 B , 5.25% , 7/01/44 ................. 8,200,000 8,560,272
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/29 .......... 285,000 285,750
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/30 .......... 200,000 199,679
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/31 .......... 200,000 198,595
c
Dominium Holdings I LLC , Revenue , 144A, 2024-1 , B-1 , 6.81% , 4/28/36 ........ 3,500,000 3,601,803
EMU Campus Living LLC , Revenue , 2022 A-1 , BAM Insured , 5.375% , 7/01/47 .... 7,000,000 7,226,146
c
Greystone Housing Impact Investors LP , Revenue , 144A, 2023-1 , B-1 , 7.125% ,
7/25/34 ........................................................ 5,310,000 5,467,813
c
Hope Housing Foundation Obligated Group , Revenue , 144A, 2022 A , 3.8% , 12/01/37 5,600,000 4,871,602
c
Hope Housing Foundation Obligated Group , Revenue , 144A, 2022 B , 5.75% ,
12/01/27 ....................................................... 1,240,000 1,230,120
KSU Bixby Real Estate Foundation LLC , Revenue, Senior Lien , 2025 A , 5.25% ,
6/15/50 ........................................................ 1,000,000 1,019,040
Maniilaq Association Obligated Group , Revenue , 2026 , 5% , 12/01/40 ........... 2,225,000 2,240,592
Maniilaq Association Obligated Group , Revenue , 2026 , 5.25% , 12/01/44 ........ 1,750,000 1,767,388
North East Carolina Preparatory School, Inc. , Revenue , 2024 A , Refunding , 5% ,
6/15/44 ........................................................ 800,000 771,861
c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-1 , Refunding ,
4.5% , 12/01/31 .................................................. 24,350,000 24,286,610
PRG - Oxford Properties LLC , Revenue , 2025 A , BAM Insured , 5% , 7/01/45 ...... 1,000,000 1,012,834
Renown Regional Medical Center Obligated Group , Revenue , 2020 A , Refunding ,
4% , 6/01/35 .................................................... 2,100,000 2,069,167
UNC Health Appalachian Obligated Group , Revenue , 2021 A , 4% , 7/01/46 ....... 1,100,000 855,740
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/27 ........................................... 195,000 196,978
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/28 ........................................... 250,000 254,651
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/29 ........................................... 320,000 327,598
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/30 ........................................... 265,000 272,092
Wisconsin Health & Educational Facilities Authority ,
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/28 .................................................... 375,000 377,652
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/29 .................................................... 390,000 393,848
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/30 .................................................... 405,000 409,294
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/37 .................................................... 1,460,000 1,413,224
Sanford Obligated Group , Revenue , 2020 A , Refunding , AG Insured , 4% , 2/15/34 . 600,000 603,631
Sanford Obligated Group , Revenue , 2020 A , Refunding , AG Insured , 4% , 2/15/35 . 1,000,000 1,004,691
Sanford Obligated Group , Revenue , 2020 A , Refunding , AG Insured , 4% , 2/15/36 . 600,000 601,414
Sanford Obligated Group , Revenue , 2024 A , 5.5% , 2/15/54 .................. 11,500,000 11,763,274
Wisconsin Masonic Home Obligated Group , Revenue , 2021 A , 4% , 8/15/41 ...... 1,790,000 1,600,307

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, (continued)
Wisconsin Masonic Home Obligated Group , Revenue , 2024 A , 5.5% , 8/15/44 ..... $ 1,000,000 $ 1,037,464
116,323,719
U.S. Territories 0.5%
District of Columbia 0.4%
Washington Metropolitan Area Transit Authority ,
Dedicated , Revenue, Second Lien , 2024 A , 4.375% , 7/15/56 ................. 505,000 468,765
i
Dedicated , Revenue, Second Lien , 2024 A , 5% , 7/15/56 ..................... 7,060,000 7,100,049
7,568,814
Puerto Rico 0.1%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/27 .. 450,000 455,277
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/30 .. 550,000 574,219
1,029,496
Total U.S. Territories .................................................................... 8,598,310
Total Municipal Bonds (Cost $ 1,980,230,818 ) ...................................
1,956,044,229
Total Long Term Investments (Cost $ 1,985,084,968 ) .............................
1,960,230,093
a
a a a a
Short Term Investments 1.5%
Municipal Bonds 1.5%
Arizona 0.1%
j
Arizona Health Facilities Authority , Banner Health Obligated Group , Revenue , 2015 C ,
LOC Bank of America NA , Daily VRDN and Put , 3.05% , 1/01/46 ............... 1,400,000 1,400,000
Minnesota 0.4%
j
City of Rochester , Mayo Clinic , Revenue , 2025 D , LOC Barclays Bank plc , Daily VRDN
and Put , 2.8% , 11/15/64 ............................................. 8,900,000 8,900,000
Missouri 0.1%
j
Health & Educational Facilities Authority of the State of Missouri , SSM Health Care
Obligated Group , Revenue , 2014 F , Daily VRDN and Put , 3% , 6/01/44 .......... 1,900,000 1,900,000
New York 0.7%
j
City of New York , GO , 2014 I-3 , SPA US Bank NA , Daily VRDN and Put , 2.9% , 3/01/44
5,400,000 5,400,000
j
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 2.9% , 1/01/34 300,000 300,000
j
New York City Transitional Finance Authority , Future Tax Secured , Revenue, Sub. Lien ,
2014 D-3 , SPA Mizuho Bank Ltd. , Daily VRDN and Put , 2.98% , 2/01/44 ......... 9,010,000 9,010,000
14,710,000
Ohio 0.1%
j
County of Hamilton , TriHealth Obligated Group , Revenue , 2021 B , Refunding ,
SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 3% , 8/15/51 ............ 1,200,000 1,200,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Pennsylvania 0.1%
j
Philadelphia Authority for Industrial Development , Children's Hospital of Philadelphia
Obligated Group , Revenue , 2024 B-1 , SPA JPMorgan Chase Bank NA , Daily VRDN
and Put , 3% , 7/01/54 ............................................... $ 1,100,000 $ 1,100,000
Total Municipal Bonds (Cost $ 29,210,000 ) ......................................
29,210,000
Total Short Term Investments (Cost $ 29,210,000 ) ................................
29,210,000
a
Total Investments (Cost $ 2,014,294,968 ) 100.3% ................................
$1,989,440,093
Other Assets, less Liabilities (0.3) % ...........................................
(4,830,075)
Net Assets 100.0% ...........................................................
$1,984,610,018
See Abbreviations on page 347 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in affiliated management investment companies.
b
The maturity date shown represents the mandatory put date.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2026, the aggregate value of these securities was $210,792,423, representing 10.6% of net assets.
d
Security purchased on a when-issued basis. See Note 1(b).
e
The coupon rate shown represents the rate at period end.
f
The rate shown represents the yield at period end.
g
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
h
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
i
Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
j
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.49 $10.33 $10.20 $10.03 $10.34 $10.56
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.28 0.27 0.24 0.15 0.07
Net realized and unrealized gains (losses) (0.16) 0.16 0.13 0.17 (0.33) (0.22)
Total from investment operations ........ (0.02) 0.44 0.40 0.41 (0.18) (0.15)
Less distributions from:
Net investment income .............. (0.14) (0.28) (0.27) (0.24) (0.13) (0.07)
Net asset value, end of period .......... $10.33 $10.49 $10.33 $10.20 $10.03 $10.34
Total return
d
....................... (0.17)% 4.29% 4.00% 4.09% (1.75)% (1.39)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.86% 0.86% 0.84% 0.82% 0.86% 0.80%
Expenses net of waiver and payments by
affiliates .......................... 0.65% 0.65% 0.65%
f
0.65%
f
0.65%
f
0.65%
f
Net investment income ............... 2.76% 2.69% 2.65% 2.34% 1.51% 0.70%
Supplemental data
Net assets, end of period (000’s) ........ $315,112 $335,845 $332,695 $331,917 $385,372 $345,670
Portfolio turnover rate ................ 10.64% 33.07% 20.89% 24.84% 29.88% 33.22%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.50 $10.34 $10.21 $10.04 $10.35 $10.57
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.29 0.28 0.25 0.16 0.09
Net realized and unrealized gains (losses) (0.16) 0.16 0.13 0.17 (0.33) (0.22)
Total from investment operations ........ (0.01) 0.45 0.41 0.42 (0.17) (0.13)
Less distributions from:
Net investment income .............. (0.15) (0.29) (0.28) (0.25) (0.14) (0.09)
Net asset value, end of period .......... $10.34 $10.50 $10.34 $10.21 $10.04 $10.35
Total return
d
....................... (0.12)% 4.39% 4.10% 4.19% (1.65)% (1.29)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.76% 0.76% 0.74% 0.72% 0.75% 0.70%
Expenses net of waiver and payments by
affiliates .......................... 0.55% 0.55% 0.55%
f
0.55%
f
0.55%
f
0.55%
f
Net investment income ............... 2.85% 2.79% 2.75% 2.44% 1.55% 0.81%
Supplemental data
Net assets, end of period (000’s) ........ $182,439 $196,734 $221,207 $252,596 $305,208 $413,869
Portfolio turnover rate ................ 10.64% 33.07% 20.89% 24.84% 29.88% 33.22%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.49 $10.33 $10.20 $10.03 $10.34 $10.56
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.31 0.30 0.26 0.18 0.10
Net realized and unrealized gains (losses) (0.16) 0.16 0.13 0.17 (0.33) (0.22)
Total from investment operations ........ (—)
d
0.47 0.43 0.43 (0.15) (0.12)
Less distributions from:
Net investment income .............. (0.16) (0.31) (0.30) (0.26) (0.16) (0.10)
Net asset value, end of period .......... $10.33 $10.49 $10.33 $10.20 $10.03 $10.34
Total return
e
....................... (0.03)% 4.58% 4.30% 4.38% (1.48)% (1.12)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.54% 0.54% 0.54% 0.54% 0.58% 0.53%
Expenses net of waiver and payments by
affiliates .......................... 0.37% 0.37% 0.37%
g
0.37%
g
0.37%
g
0.37%
g
Net investment income ............... 3.04% 2.97% 2.93% 2.62% 1.74% 0.98%
Supplemental data
Net assets, end of period (000’s) ........ $57,919 $56,822 $57,065 $56,991 $68,248 $86,417
Portfolio turnover rate ................ 10.64% 33.07% 20.89% 24.84% 29.88% 33.22%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.49 $10.34 $10.20 $10.03 $10.35 $10.57
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.30 0.30 0.26 0.16 0.10
Net realized and unrealized gains (losses) (0.16) 0.15 0.14 0.17 (0.33) (0.22)
Total from investment operations ........ —
d
0.45 0.44 0.43 (0.17) (0.12)
Less distributions from:
Net investment income .............. (0.15) (0.30) (0.30) (0.26) (0.15) (0.10)
Net asset value, end of period .......... $10.34 $10.49 $10.34 $10.20 $10.03 $10.35
Total return
e
....................... 0.05% 4.45% 4.36% 4.35% (1.60)% (1.05)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.61% 0.61% 0.59% 0.57% 0.59% 0.55%
Expenses net of waiver and payments by
affiliates .......................... 0.40% 0.40% 0.40%
g
0.40%
g
0.40%
g
0.40%
g
Net investment income ............... 3.00% 2.94% 2.90% 2.60% 1.63% 0.95%
Supplemental data
Net assets, end of period (000’s) ........ $299,560 $296,396 $269,894 $265,437 $220,088 $542,557
Portfolio turnover rate ................ 10.64% 33.07% 20.89% 24.84% 29.88% 33.22%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2026
Franklin Federal Limited-Term Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Management Investment Companies 1.5%
Capital Markets 1.5%
a
Franklin Municipal Green Bond ETF ..................................... 560,000 $ 13,022,688
Total Management Investment Companies (Cost $ 13,794,750 ) ....................
13,022,688
Principal
Amount
a a a a
Municipal Bonds 99.2%
Alabama 6.8%
b
Black Belt Energy Gas District ,
Revenue , 2021 B , Refunding , Mandatory Put , 4% , 12/01/26 .................. $ 5,000,000 5,039,400
Revenue , 2022 E , Mandatory Put , 5% , 6/01/28 ............................ 4,000,000 4,102,515
Revenue , 2023 B-2 , Mandatory Put , 5.25% , 12/01/30 ....................... 10,000,000 10,602,368
Revenue , 2023 D-3 , Refunding , Mandatory Put , 4.302% , 2/01/29 .............. 5,000,000 5,070,608
Revenue , 2024 A , Mandatory Put , 5.25% , 9/01/32 ......................... 2,000,000 2,058,183
Revenue , 2024 C , Mandatory Put , 5% , 7/01/31 ........................... 10,000,000 10,449,246
County of Jefferson , Sewer , Revenue , 2024 , Refunding , 5% , 10/01/33 ............ 2,500,000 2,732,541
Energy Southeast A Cooperative District ,
b
Revenue , 2023 A-1 , Mandatory Put , 5.5% , 1/01/31 ......................... 4,285,000 4,546,102
b
Revenue , 2023 B-1 , Mandatory Put , 5.75% , 11/01/31 ....................... 3,500,000 3,776,876
c
Revenue , FRN , 2026 A-2 , 3.952% , ( SOFR + 1.5% ), 4/01/34 .................. 5,000,000 5,010,998
d
Montgomery County Board of Education ,
Special Tax , 2026 A , Refunding , 5% , 3/01/28 ............................. 450,000 463,825
Special Tax , 2026 A , Refunding , 5% , 3/01/29 ............................. 550,000 576,035
Southeast Energy Authority A Cooperative District ,
Revenue , 2024 C , 5% , 11/01/26 ....................................... 400,000 401,049
Revenue , 2024 C , 5% , 11/01/27 ....................................... 330,000 336,022
b
Revenue , 2025 B , Mandatory Put , 5.25% , 1/01/33 ......................... 1,575,000 1,617,694
Special Care Facilities Financing Authority of the City of Pell City Alabama , Noland
Obligated Group , Revenue , 2021 A , Refunding , 5% , 12/01/26 ................. 1,030,000 1,034,703
57,818,165
Alaska 0.2%
Municipality of Anchorage ,
Revenue , 2026 A , Refunding , 5% , 2/01/29 ............................... 950,000 988,372
Revenue , 2026 A , Refunding , 5% , 2/01/30 ............................... 900,000 946,137
1,934,509
Arizona 1.8%
b
Arizona Industrial Development Authority , TWG Glendale LP , Revenue , 2024 ,
Mandatory Put , 5% , 9/01/26 .......................................... 800,000 800,000
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group , Revenue , 2026 A , Refunding , 5% , 1/01/27 ...... 2,500,000 2,517,896
e
Grand Canyon University Obligated Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 11,630,000 12,048,947
15,366,843
Arkansas 0.6%
Arkansas Development Finance Authority ,
Washington Regional Medical Center , Revenue , 2024 , 5% , 2/01/27 ............ 735,000 739,443
Washington Regional Medical Center , Revenue , 2024 , 5% , 2/01/28 ............ 800,000 815,468
b
Weyerhaeuser Co. , Revenue , 2025 , Mandatory Put , 3.875% , 10/15/32 .......... 2,000,000 1,985,255
d
City of Fayetteville , Sales & Use Tax , Revenue , 2026 , Refunding , 5% , 11/01/28 ..... 750,000 784,026
Springdale Public Facilities Board , Arkansas Children's Northwest, Inc. , Revenue ,
2026 , Refunding , 5% , 3/01/27 ........................................ 925,000 935,181
5,259,373

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California 5.1%
California Community Choice Financing Authority ,
Revenue , 2021 B-1 , 4% , 8/01/27 ...................................... $ 400,000 $ 402,630
Revenue , 2021 B-1 , 4% , 2/01/28 ...................................... 375,000 378,410
Revenue , 2021 B-1 , 4% , 8/01/28 ...................................... 470,000 474,896
b
Revenue , 2023 C , Mandatory Put , 5.25% , 10/01/31 ........................ 4,245,000 4,455,432
e
California Community Housing Agency , Aster Apartments , Revenue, Junior Lien , 144A,
2021 A-2 , 4% , 2/01/43 .............................................. 2,795,000 2,520,754
e
California Housing Finance Agency , Found Middle LP , Revenue , 144A, 2024 L , 5.2% ,
12/01/27 ........................................................ 1,000,000 1,008,842
b,e
California Infrastructure & Economic Development Bank , DesertXpress Enterprises
LLC , Revenue , 144A, 2025 C , Mandatory Put , 3.5% , 11/02/26 ................ 4,000,000 3,999,385
b
California Municipal Finance Authority , Waste Management, Inc. , Revenue , 2024 B ,
Mandatory Put , 3.375% , 9/01/28 ...................................... 1,000,000 999,029
b
California State University , Revenue , 2016 B-2 , Refunding , Mandatory Put , 0.55% ,
11/01/26 ........................................................ 800,000 797,413
City of Los Angeles , Revenue , 2026 , 5% , 6/24/27 ........................... 10,000,000 10,210,857
e
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-2 , 4% , 8/01/47 .............................................. 870,000 783,299
c
Long Beach Bond Finance Authority , Revenue , FRN , 2007 B , 4.132% , ( 3-month TSOF
+ 1.45% ), 11/15/27 ................................................. 6,125,000 6,188,622
Los Angeles Department of Water & Power , Power System , Revenue , 2025 A ,
Refunding , 5% , 7/01/28 ............................................. 4,000,000 4,115,839
Los Angeles Housing Authority , Harbor View Housing Partners LP , Revenue , 2026 ,
5.2% , 8/01/30 .................................................... 2,500,000 2,503,810
f
Oxnard School District , GO , 2026 , 3.36%, 2/01/31 ........................... 1,500,000 1,296,182
f
Rio Elementary School District , GO , 2026 , 3.55%, 7/01/31 ..................... 3,750,000 3,168,601
University of California , College of the Law San Francisco , Revenue , 2026 , BAM
Insured , 4.216% , 8/01/28 ............................................ 125,000 123,897
43,427,898
Colorado 1.9%
Colorado Health Facilities Authority ,
Christian Living Neighborhoods Obligated Group , Revenue , 2026 , Refunding , 5% ,
1/01/28 ........................................................ 470,000 482,551
Christian Living Neighborhoods Obligated Group , Revenue , 2026 , Refunding , 5% ,
1/01/29 ........................................................ 490,000 511,299
CommonSpirit Health Obligated Group , Revenue , 2022 A , 5% , 11/01/29 ......... 900,000 947,576
Frasier Meadows Manor, Inc. Obligated Group , Revenue , 2025 A , Refunding , 5% ,
5/15/27 ........................................................ 255,000 257,811
Frasier Meadows Manor, Inc. Obligated Group , Revenue , 2025 A , Refunding , 5% ,
5/15/28 ........................................................ 340,000 348,804
Frasier Meadows Manor, Inc. Obligated Group , Revenue , 2025 A , Refunding , 5% ,
5/15/29 ........................................................ 560,000 581,783
Frasier Meadows Manor, Inc. Obligated Group , Revenue , 2025 A , Refunding , 5% ,
5/15/30 ........................................................ 395,000 414,385
Frasier Meadows Manor, Inc. Obligated Group , Revenue , 2025 A , Refunding , 5% ,
5/15/33 ........................................................ 670,000 714,707
Denver City & County School District No. 1 ,
GO , 2025 A , 5% , 12/01/34 ........................................... 5,000,000 5,640,732
GO , 2025 A , 5.5% , 12/01/44 .......................................... 3,000,000 3,278,492
e
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado , GO , 144A,
2025 A , 5% , 4/01/35 ................................................ 2,750,000 2,914,276
16,092,416
Connecticut 0.6%
Aquarion Water Authority ,
Water System , Revenue , 2026 D , 5% , 8/01/31 ............................ 350,000 376,978

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Connecticut (continued)
Aquarion Water Authority, (continued)
Water System , Revenue , 2026 D , 5% , 8/01/32 ............................ $ 550,000 $ 597,326
Connecticut State Health & Educational Facilities Authority , Hartford HealthCare
Obligated Group , Revenue , 2026 A , 5% , 7/01/31 .......................... 4,000,000 4,329,957
5,304,261
Delaware 0.6%
b
Delaware State Economic Development Authority , NRG Energy, Inc. , Revenue , 2020 A ,
Refunding , Mandatory Put , 4% , 10/01/35 ................................ 5,000,000 4,918,049
Florida 4.4%
Alachua County Health Facilities Authority , Oak Hammock at the University of Florida
Obligated Group , Revenue , 2025 B-3 , 3.625% , 10/01/30 .................... 1,140,000 1,140,123
Babcock Ranch Community Independent Special District , Assessment Area 3A , Special
Assessment , 2020 , 3% , 5/01/30 ....................................... 420,000 409,209
Celebration Community Development District , Special Assessment , 2021 , 2.75% ,
5/01/31 ......................................................... 240,000 228,168
County of Miami-Dade , Aviation , Revenue , 2024 A , Refunding , 5% , 10/01/27 ....... 4,650,000 4,750,053
Crystal Cay Community Development District , Special Assessment , 2021 , 2.7% ,
5/01/31 ......................................................... 325,000 315,973
East Palm Drive Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 4.375% , 6/15/31 ................................... 280,000 281,894
Eden Hills Community Development District , Assessment Area , Special Assessment ,
2020 , 3.25% , 5/01/30 ............................................... 90,000 88,755
e
Entrada Community Development District , Assessments , Special Assessment , 144A,
2021 , 2.625% , 5/01/31 .............................................. 370,000 350,715
b
Florida Development Finance Corp. , Florida Health Sciences Center, Inc. Obligated
Group , Revenue , 2026 B , Mandatory Put , 5% , 10/01/31 ..................... 1,000,000 1,067,146
Halifax Hospital Medical Center , Obligated Group , Revenue , 2016 , Refunding , 5% ,
6/01/27 ......................................................... 2,890,000 2,894,509
Hillsborough County Aviation Authority , Revenue , 2024 B , 5% , 10/01/32 .......... 10,085,000 10,886,204
Ibis Landing Community Development District , Special Assessment , 2025 , 4.7% ,
6/15/35 ......................................................... 465,000 470,379
Keys Edge Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 4.375% , 5/01/31 .............. 345,000 346,936
e
Assessment Area 2 , Special Assessment , 144A, 2026 , 4.65% , 5/01/36 .......... 635,000 635,348
Kindred Community Development District II , Special Assessment , 2021 , 2.7% , 5/01/31 235,000 223,981
Kingman Gate Community Development District , Special Assessment , 2021 , 3.125% ,
6/15/31 ......................................................... 250,000 243,619
Lakewood Ranch Stewardship District ,
Assessments , Special Assessment , 2024 , 4.625% , 5/01/31 .................. 130,000 133,181
Calusa , Special Assessment , 2025 , 4.6% , 5/01/35 ......................... 440,000 453,235
Saddlestone Project Phase 1/2 , Special Assessment , 2026 , 4% , 5/01/33 ........ 805,000 808,765
Southeast , Special Assessment , 2025 , 5% , 5/01/30 ........................ 1,435,000 1,502,070
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2024 B-3 , 4.125% , 11/15/29 .......................................... 3,000,000 3,004,085
Leomas Landing Community Development District , Assessment Area 1 , Special
Assessment , 2021 , 2.95% , 5/01/31 .................................... 105,000 101,015
Middleton Community Development District A , Phase I , Special Assessment , 2022 ,
5.2% , 5/01/27 .................................................... 100,000 100,870
Orange County Health Facilities Authority , Orlando Health Obligated Group , Revenue ,
2026 A , Refunding , 5% , 10/01/30 ...................................... 1,835,000 1,961,097
e
Pine Isle Community Development District , Special Assessment , 144A, 2021 , 3% ,
12/15/31 ........................................................ 230,000 222,758
Poitras East Community Development District , Special Assessment , 2023 , 4% , 5/01/28 200,000 200,937
Preserve at South Branch Community Development District , Phase 3 , Special
Assessment , 2021 , 3% , 5/01/31 ....................................... 350,000 340,963

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Rhodine Road North Community Development District , Assessment Area , Special
Assessment , 2022 , 3% , 5/01/32 ....................................... $ 195,000 $ 187,277
Shingle Creek at Bronson Community Development District , Special Assessment ,
2021 , 3.1% , 6/15/31 ................................................ 500,000 485,839
South Creek Community Development District , Assessment Area 1 , Special
Assessment , 2021 , 2.875% , 6/15/31 ................................... 175,000 167,887
b,e
St. Johns County Housing Finance Authority , Ponte Vedra Beach Leased Housing
Associates I LLLP , Revenue , 144A, 2023 B , Mandatory Put , 5.5% , 12/01/26 ...... 1,000,000 999,613
e
Storey Park Community Development District , Assessment Area 4 , Special
Assessment , 144A, 2021 , 2.875% , 6/15/31 ............................... 170,000 164,539
Summerstone Community Development District , Assessment Phase 1 , Special
Assessment , 2020 , 3.25% , 5/01/30 .................................... 135,000 133,680
e
Village Community Development District No. 15 , Special Assessment , 144A, 2024 ,
3.75% , 5/01/29 ................................................... 555,000 556,948
Villamar Community Development District , Special Assessment , 2020 , 3.2% , 5/01/30 200,000 197,027
Volusia County Educational Facility Authority ,
Embry-Riddle Aeronautical University, Inc. , Revenue , 2025 , 5% , 10/15/28 ........ 625,000 652,712
Embry-Riddle Aeronautical University, Inc. , Revenue , 2025 , 5% , 10/15/29 ........ 800,000 848,449
37,555,959
Georgia 4.5%
e
Atlanta Development Authority (The) , PRG - CAU Properties LLC , Revenue , 144A,
2025 B , 8.125% , 7/01/30 ............................................ 1,715,000 1,664,923
City of Atlanta , Department of Aviation , Revenue , 2024 A-1 , 5% , 7/01/28 .......... 215,000 224,095
Cobb-Marietta Coliseum & Exhibit Hall Authority ,
County of Cobb , Revenue , 2025 , 5% , 10/01/27 ........................... 300,000 307,718
County of Cobb , Revenue , 2025 , 5% , 10/01/28 ........................... 400,000 419,204
b
Development Authority of Burke County (The) ,
Georgia Power Co. , Revenue , 5th 1994 , Mandatory Put , 3.7% , 6/13/28 ......... 1,750,000 1,768,380
Georgia Power Co. , Revenue, First Series , 2013-1 , Refunding , Mandatory Put ,
3.375% , 3/12/27 ................................................. 2,000,000 2,003,922
Development Authority of Rockdale County , Revenue , 2025 A-1 , Refunding , 5.375% ,
12/01/36 ........................................................ 460,000 470,814
b
Main Street Natural Gas, Inc. ,
Revenue , 2021 A , Mandatory Put , 4% , 9/01/27 ............................ 8,050,000 8,123,088
Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 ........................... 4,500,000 4,546,484
e
Revenue , 144A, 2022 C , Mandatory Put , 4% , 11/01/27 ...................... 15,000,000 14,982,657
Revenue , 2023 D , Mandatory Put , 5% , 12/01/30 ........................... 4,000,000 4,156,761
38,668,046
Hawaii 0.8%
University of Hawaii ,
Revenue , 2020 B , Refunding , 5% , 10/01/26 .............................. 2,865,000 2,870,637
Revenue , 2020 D , Refunding , 5% , 10/01/26 .............................. 4,360,000 4,368,579
7,239,216
Illinois 3.8%
Chicago Park District , GO , 2020 F-2 , Refunding , 5% , 1/01/27 .................. 550,000 554,011
City of Chicago ,
GO , 2020 A , 5% , 1/01/28 ............................................ 2,110,000 2,145,816
GO , 2020 A , ETM, 5% , 1/01/28 ....................................... 990,000 1,019,811
GO , 2024 B , Refunding , 5% , 1/01/29 ................................... 1,000,000 1,024,392
GO , 2024 B , Refunding , 5% , 1/01/31 ................................... 3,220,000 3,317,771
County of Cook ,
Sales Tax , Revenue , 2021 A , Refunding , 5% , 11/15/29 ...................... 845,000 897,746
Sales Tax , Revenue , 2024 , Refunding , 5% , 11/15/27 ....................... 500,000 513,778
Sales Tax , Revenue , 2024 , Refunding , 5% , 11/15/28 ....................... 1,000,000 1,046,007

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
County of Cook, (continued)
Sales Tax , Revenue , 2024 , Refunding , 5% , 11/15/29 ....................... $ 1,000,000 $ 1,062,421
Illinois Finance Authority ,
Chicago School - California, Inc. (The) , Revenue , 2024 , 5% , 4/01/27 ........... 400,000 403,982
Chicago School - California, Inc. (The) , Revenue , 2024 , 5% , 4/01/28 ........... 400,000 409,267
g,h
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/27 ......... 847,485 —
b
Field Museum of Natural History , Revenue , 2019 , Refunding , Mandatory Put ,
3.698% , 9/01/28 ................................................. 1,450,000 1,454,155
Lifespace Communities, Inc. Obligated Group , Revenue , 2015 A , Refunding , 5% ,
5/15/27 ........................................................ 590,000 590,429
Lake County Consolidated High School District No. 120 Mundelein ,
GO , 2026 , 5% , 12/01/27 ............................................. 500,000 513,272
GO , 2026 , 5% , 12/01/28 ............................................. 500,000 522,726
GO , 2026 , 5% , 12/01/34 ............................................. 750,000 829,502
Sangamon County School District No. 186 Springfield , GO , 2020 C , AG Insured , 5% ,
6/01/36 ......................................................... 1,485,000 1,547,091
State of Illinois ,
GO , 2016 , Refunding , 5% , 2/01/29 ..................................... 750,000 756,499
GO , 2017 C , 5% , 11/01/29 ........................................... 2,000,000 2,044,999
GO , 2017 D , 5% , 11/01/27 ........................................... 5,025,000 5,152,414
GO , 2018 A , Refunding , 5% , 10/01/29 .................................. 375,000 389,760
GO , 2018 B , Refunding , 5% , 10/01/31 .................................. 625,000 646,263
GO , 2019 B , 5% , 11/01/30 ........................................... 375,000 394,713
Sales Tax , Revenue , 2021 A , 4% , 6/15/27 ............................... 1,500,000 1,515,525
Sales Tax , Revenue, Junior Lien , 2026 B , Refunding , 5% , 6/15/27 ............. 3,500,000 3,559,755
32,312,105
Indiana 1.6%
Carmel Local Public Improvement Bond Bank ,
Revenue , 2026 , Refunding , 5% , 1/15/30 ................................. 1,250,000 1,329,060
Revenue , 2026 , Refunding , 5% , 7/15/30 ................................. 1,750,000 1,871,110
Indiana Finance Authority ,
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5% , 5/01/30 .... 785,000 817,035
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5% , 5/01/31 .... 875,000 915,452
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5% , 5/01/32 .... 920,000 965,119
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5% , 5/01/33 .... 965,000 1,015,929
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5% , 5/01/34 .... 1,015,000 1,068,585
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5% , 5/01/35 .... 535,000 561,607
b
Southern Indiana Gas & Electric Co. , Revenue , 2013 E , Refunding , Mandatory Put ,
3.55% , 8/01/28 .................................................. 5,000,000 5,055,184
13,599,081
Iowa 2.0%
Crawford County Memorial Hospital, Inc. , Revenue , 2024 , 5% , 6/15/27 ........... 2,000,000 2,004,248
Des Moines Independent Community School District , Sales Services & Use Tax ,
Revenue , 2018 , AG Insured , 3% , 6/01/29 ................................ 9,300,000 9,266,477
Iowa Finance Authority ,
b
Lifespace Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding ,
Mandatory Put , 3.95% , 5/15/31 ...................................... 2,000,000 2,000,000
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6.6% ,
5/15/28 ........................................................ 440,000 455,341
Iowa Higher Education Loan Authority ,
University of Dubuque , Revenue , 2025 , 5% , 10/01/30 ....................... 1,370,000 1,423,136
University of Dubuque , Revenue , 2025 , 5% , 10/01/35 ....................... 2,050,000 2,130,509
17,279,711

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kansas 0.5%
City of Valley Center , GO , 2026-1 , 3.5% , 12/01/29 ........................... $ 3,000,000 $ 3,006,106
Reno County Unified School District No. 308 Hutchinson , GO , 2019 , Refunding , 5% ,
9/01/27 ......................................................... 1,575,000 1,608,593
4,614,699
Kentucky 5.1%
County of Trimble ,
Louisville Gas and Electric Co. , Revenue , 2001 A , Refunding , 0.625% , 9/01/26 ... 3,375,000 3,375,000
b
Louisville Gas and Electric Co. , Revenue , 2023 A , Mandatory Put , 4.7% , 6/01/27 .. 2,500,000 2,516,421
Eastern Kentucky University ,
Revenue , 2021 A , Refunding , 4% , 10/01/26 .............................. 1,205,000 1,205,921
Revenue , 2021 A , Refunding , 4% , 10/01/27 .............................. 1,255,000 1,268,057
Revenue , 2021 A , Refunding , 4% , 10/01/28 .............................. 1,305,000 1,328,071
Fayette County School District , GO , 2026 , 4% , 6/15/27 ....................... 2,000,000 2,017,298
Kentucky Municipal Energy Agency ,
Revenue , 2025 , 5% , 1/01/34 ......................................... 2,875,000 3,141,446
Revenue , 2025 , 5% , 1/01/35 ......................................... 3,020,000 3,306,345
Kentucky Public Energy Authority ,
b
Revenue , 2022 A-2 , Mandatory Put , 3.645% , 8/01/30 ....................... 14,125,000 14,224,920
Revenue , 2025 B , 5% , 12/01/33 ....................................... 5,000,000 5,086,857
Kentucky State Property & Building Commission , Commonwealth of Kentucky ,
Revenue , A , 5% , 4/01/33 ............................................ 5,715,000 6,330,535
43,800,871
Louisiana 1.8%
City of New Orleans ,
GO , 2026 A , 5% , 12/01/30 ........................................... 265,000 279,629
GO , 2026 A , 5% , 12/01/31 ........................................... 350,000 371,341
GO , 2026 A , 5% , 12/01/32 ........................................... 365,000 388,539
Sewerage Service , Revenue , 2020 B , 5% , 6/01/27 ......................... 600,000 608,048
Sewerage Service , Revenue , 2020 B , 5% , 6/01/28 ......................... 550,000 566,626
Louisiana Local Government Environmental Facilities & Community Development
Authority , Louisiana Utilities Restoration Corp. ELL System Restoration , Revenue ,
2023 , A-1 , 5.081% , 6/01/31 .......................................... 1,022,942 1,030,525
Louisiana Offshore Terminal Authority , Loop LLC , Revenue , 2007 A , Refunding , 4.15% ,
9/01/27 ......................................................... 1,500,000 1,512,708
Louisiana Public Facilities Authority , Ochsner Clinic Foundation Obligated Group ,
Revenue , 2025 B , Refunding , 5% , 5/15/30 ............................... 4,000,000 4,241,714
b
Parish of St. John the Baptist ,
Marathon Oil Corp. , Revenue , 2017 C , Refunding , Mandatory Put , 3.3% , 7/03/28 .. 5,000,000 5,013,533
Marathon Oil Corp. , Revenue , 2017 D , Refunding , Mandatory Put , 3% , 7/02/29 ... 1,000,000 992,830
15,005,493
Maine 0.4%
City of Portland ,
General Airport , Revenue , 2026 , Refunding , 5% , 1/01/30 .................... 940,000 998,935
General Airport , Revenue , 2026 , Refunding , 5% , 1/01/31 .................... 350,000 375,812
General Airport , Revenue , 2026 , Refunding , 5% , 1/01/32 .................... 540,000 584,322
Maine Governmental Facilities Authority ,
State of Maine , Revenue , 2025 A , 5% , 10/01/26 ........................... 700,000 701,335
State of Maine , Revenue , 2025 A , 5% , 10/01/27 ........................... 600,000 614,722
3,275,126
Maryland 1.9%
Maryland Economic Development Corp. , Purple Line Transit Partners LLC , Revenue ,
2022 A , 5% , 11/12/28 ............................................... 10,000,000 10,007,940

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
b
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2020 B-2 , Refunding , Mandatory Put ,
5% , 7/01/27 ...................................................... $ 5,110,000 $ 5,144,695
Town of Chestertown , Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/27 1,215,000 1,222,885
16,375,520
Massachusetts 0.8%
City of Quincy , GO , 5% , 8/13/27 ........................................ 2,750,000 2,807,777
f
Massachusetts Department of Transportation , Revenue, Senior Lien , 1997 A , NATL
Insured , 3.07%, 1/01/29 ............................................. 2,000,000 1,863,740
Massachusetts Development Finance Agency , Berklee College of Music, Inc. ,
Revenue , 2026 , Refunding , 5% , 10/01/28 ................................ 1,700,000 1,775,631
6,447,148
Michigan 2.0%
City of Detroit ,
GO , 2018 , 5% , 4/01/33 ............................................. 950,000 969,240
GO , 2018 , 5% , 4/01/37 ............................................. 2,280,000 2,312,719
GO , 2018 , 5% , 4/01/38 ............................................. 1,110,000 1,124,150
Michigan Finance Authority , Henry Ford Health System Obligated Group , Revenue ,
2016 , Refunding , 5% , 11/15/27 ....................................... 2,000,000 2,009,486
b
Michigan Strategic Fund , Consumers Energy Co. , Revenue , 2005 , Mandatory Put ,
0.875% , 10/08/26 .................................................. 5,915,000 5,894,859
Wayne County Airport Authority , Detroit Metropolitan Wayne County Airport , Revenue ,
2017 E , Refunding , 4% , 12/01/26 ...................................... 5,000,000 5,011,780
17,322,234
Minnesota 2.7%
b
City of Mounds View ,
OAHS Sibley TC LLLP , Revenue , 2024 , Mandatory Put , 3.375% , 3/01/28 ........ 5,500,000 5,511,280
TDP Mounds View Housing LP , Revenue , 2026 A , Mandatory Put , 2.9% , 9/01/27 .. 1,000,000 999,199
b
City of Rochester , Rochester I LP , Revenue , 2026 , Mandatory Put , 2.95% , 2/01/29 .. 2,805,000 2,794,103
City of St. Cloud , CentraCare Health System Obligated Group , Revenue , 2026 ,
Refunding , 5% , 5/01/27 ............................................. 1,000,000 1,014,548
Minnesota Health & Education Facilities Authority , University of St. Thomas , Revenue ,
2019 , 5% , 10/01/26 ................................................ 1,000,000 1,001,695
Minnesota Higher Education Facilities Authority , University of St. Thomas , Revenue ,
2019 , 5% , 10/01/27 ................................................ 1,000,000 1,022,917
b
Minnesota Municipal Gas Agency , Revenue , 2022 B , Mandatory Put , 3.439% , ( SOFR +
1% ), 12/01/27 .................................................... 8,000,000 8,019,842
f
Southern Minnesota Municipal Power Agency , Revenue , 1994 A , NATL Insured , 3.43%,
1/01/27 ......................................................... 3,000,000 2,965,707
23,329,291
Mississippi 0.3%
b
Mississippi Business Finance Corp. , Waste Management, Inc. , Revenue , 2004 ,
Mandatory Put , 0.7% , 9/01/26 ........................................ 2,500,000 2,499,898
Missouri 0.7%
Citizens Memorial Hospital District , Revenue , 2024 A , Refunding , 5% , 12/01/26 ..... 5,000,000 5,001,164
Missouri Development Finance Board , City of Independence , Revenue , 2021 ,
Refunding , 5% , 3/01/27 ............................................. 660,000 663,762
5,664,926
Montana 0.1%
b
Montana Board of Housing , Aspen Village Housing Partners LP , Revenue , 2025 ,
Mandatory Put , 2.9% , 12/01/26 ....................................... 1,000,000 999,805

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Nevada 0.4%
b
County of Washoe , Sierra Pacific Power Co. , Revenue , 2016 F , Refunding , Mandatory
Put , 4.125% , 10/01/29 .............................................. $ 3,575,000 $ 3,607,804
New Hampshire 0.3%
c
New Hampshire Business Finance Authority , National Finance Authority , Revenue ,
FRN , 2024-3 , A , 4.033% , 10/20/41 ..................................... 985,869 926,409
New Hampshire Municipal Bond Bank , Revenue , 2025 B , 5% , 8/15/27 ........... 1,500,000 1,534,204
2,460,613
New Jersey 7.2%
City of Newark , GO , 2026 CD , 4.25% , 5/05/27 .............................. 5,000,000 5,017,629
Garden State Preservation Trust , Revenue , 2005 A , AG Insured , 5.75% , 11/01/28 ... 15,855,000 16,457,454
New Jersey Economic Development Authority ,
b
New Jersey-American Water Co., Inc. , Revenue , 2019 B , Refunding , Mandatory Put ,
2.05% , 12/03/29 ................................................. 7,500,000 7,039,919
e
State of New Jersey , Revenue , 144A, 2019 , Refunding , 5.25% , 9/01/27 ......... 6,000,000 6,155,239
New Jersey Transportation Trust Fund Authority ,
f
State of New Jersey , Revenue , 2006 C , AMBAC Insured , 2.97%, 12/15/26 ....... 10,000,000 9,914,510
f
State of New Jersey , Revenue , 2006 C , BHAC, NATL Insured , 3.04%, 12/15/27 ... 11,110,000 10,688,752
State of New Jersey , Revenue , 2023 AA , Refunding , 5% , 6/15/34 .............. 3,500,000 3,831,049
State of New Jersey , Revenue , 2024 A , Refunding , 5% , 6/15/36 ............... 2,500,000 2,735,441
61,839,993
New Mexico 2.7%
b
City of Farmington ,
Public Service Co. of New Mexico , Revenue , 2010 A , Refunding , Mandatory Put ,
0.875% , 10/01/26 ................................................ 4,250,000 4,242,242
Public Service Co. of New Mexico , Revenue , 2010 C , Refunding , Mandatory Put ,
3.875% , 6/01/29 ................................................. 11,000,000 11,188,047
Public Service Co. of New Mexico , Revenue , 2010 D , Refunding , Mandatory Put ,
3.9% , 6/01/28 ................................................... 4,000,000 4,040,535
b
County of Santa Fe , Cresta Ranch Apartments LLP , Revenue , 2024 , Mandatory Put ,
3.29% , 6/01/28 ................................................... 3,700,000 3,707,833
23,178,657
New York 6.8%
County of Suffolk , GO , 2018 B , AG Insured , 4% , 10/15/28 ..................... 4,205,000 4,211,471
Frankfort-Schuyler Central School District , GO , 2026 B , 4% , 7/16/27 ............. 8,000,000 8,083,859
Metropolitan Transportation Authority , Revenue , 2025 B , Refunding , 5% , 11/15/26 ... 3,000,000 3,014,826
New York City Industrial Development Agency , Yankee Stadium LLC , Revenue , 2020 A ,
Refunding , AG Insured , 3% , 3/01/36 .................................... 5,000,000 4,587,193
New York City Transitional Finance Authority , Future Tax Secured , Revenue , 2025 F-1 ,
Refunding , 5% , 11/01/33 ............................................ 2,000,000 2,216,178
New York Liberty Development Corp. , Revenue , 2021 A , Refunding , 0.95% , 11/15/27 780,000 749,932
New York State Energy Research & Development Authority , New York State Electric &
Gas Corp. , Revenue , 1994 D , Refunding , 3.5% , 10/01/29 .................... 3,000,000 3,008,242
b
New York State Housing Finance Agency ,
Revenue , 2022 A-2 , Mandatory Put , 2.5% , 5/01/27 ......................... 810,000 804,682
Revenue , 2025 A-2 , Mandatory Put , 3.4% , 5/01/29 ......................... 4,000,000 4,009,423
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/36 .......................... 7,195,000 7,285,845
JFK NTO LLC , Revenue , 2025 , 5.5% , 6/30/37 ............................ 2,000,000 2,166,458
JFK NTO LLC , Revenue , 2025 , AG Insured , 5.5% , 6/30/38 ................... 1,600,000 1,738,360
JFK NTO LLC , Revenue , 2025 , 5.5% , 6/30/39 ............................ 2,100,000 2,237,480
Oakfield-Alabama Central School District , GO , 2026 , 4% , 6/22/27 ............... 4,000,000 4,035,740
Rockland Central School District , GO , 2026 B , 4% , 6/24/27 .................... 5,975,000 6,031,938
Triborough Bridge & Tunnel Authority , Metropolitan Transportation Authority Payroll
Mobility Tax , Revenue , 2025 B-1 , 5% , 3/15/27 ............................ 3,500,000 3,547,107

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Troy Capital Resource Corp. , Rensselaer Polytechnic Institute , Revenue , 2020 A ,
Refunding , 5% , 9/01/28 ............................................. $ 750,000 $ 777,938
58,506,672
North Carolina 1.6%
b
Cumberland County Industrial Facilities & Pollution Control Financing Authority ,
American Titanium Metal LLC , Revenue , 2024 , Mandatory Put , 3.125% , 12/01/26 . 7,000,000 7,000,756
North Carolina Capital Facilities Finance Agency , Campbell University, Inc. , Revenue ,
2021 A , Refunding , 5% , 10/01/26 ...................................... 850,000 850,943
North Carolina Medical Care Commission , United Methodist Retirement Homes, Inc.
Obligated Group (The) , Revenue , 2025 B-3 , 3.4% , 10/01/29 .................. 1,135,000 1,136,960
North Carolina State University at Raleigh ,
Revenue , 2018 , Refunding , 5% , 10/01/26 ................................ 3,000,000 3,005,980
Revenue , 2018 , Refunding , 5% , 10/01/27 ................................ 1,500,000 1,539,401
13,534,040
North Dakota 0.7%
City of Grand Forks ,
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/27 .. 2,325,000 2,364,017
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/28 .. 1,680,000 1,726,762
City of Horace ,
GO , 2024 C , Refunding , 5% , 5/01/27 ................................... 400,000 404,544
GO , 2024 C , Refunding , 5% , 5/01/28 ................................... 475,000 486,667
GO , 2026 B , Refunding , BAM Insured , 5% , 5/01/30 ........................ 370,000 388,591
GO , 2026 B , Refunding , BAM Insured , 5% , 5/01/31 ........................ 385,000 407,514
5,778,095
Ohio 2.6%
Cleveland Department of Public Utilities , Division of Public Power , Revenue , 2020 A ,
Refunding , AG Insured , 5% , 11/15/27 ................................... 1,580,000 1,622,209
Columbus Metropolitan Housing Authority ,
Revenue , 2024 , 4% , 6/01/34 ......................................... 1,500,000 1,468,610
Cobblestone Manor LLC , Revenue , 2024 , 5% , 8/01/27 ...................... 2,000,000 2,001,444
b
Columbus-Franklin County Finance Authority , Barthman Family Homes LLC , Revenue ,
2026 , Mandatory Put , 2.95% , 1/01/29 ................................... 4,500,000 4,484,096
b
Ohio Air Quality Development Authority ,
American Electric Power Co., Inc. , Revenue , 2026 , Refunding , Mandatory Put , 3.5% ,
4/01/30 ........................................................ 3,000,000 2,992,318
Duke Energy Corp. , Revenue , 2022 A , Refunding , Mandatory Put , 4.25% , 6/01/27 . 7,500,000 7,537,098
b
Ohio Housing Finance Agency , At Main LLC , Revenue , 2025 , Mandatory Put , 3.7% ,
5/01/28 ......................................................... 1,200,000 1,205,986
Youngstown State University , Revenue , 2021 , Refunding , AG Insured , 4% , 12/15/26 . 850,000 853,446
22,165,207
Oklahoma 0.3%
Lawton Industrial Development Authority ,
City of Lawton Sales Tax , Revenue , 2026 A , 5% , 7/01/36 .................... 150,000 162,157
City of Lawton Sales Tax , Revenue , 2026 A , 5% , 7/01/37 .................... 200,000 214,593
City of Lawton Sales Tax , Revenue , 2026 A , 5% , 7/01/38 .................... 150,000 159,557
City of Lawton Sales Tax , Revenue , 2026 B , 4.75% , 7/01/35 .................. 500,000 482,454
City of Lawton Sales Tax , Revenue , 2026 B , 4.85% , 7/01/36 .................. 500,000 482,081
City of Lawton Sales Tax , Revenue , 2026 B , 4.95% , 7/01/37 .................. 750,000 723,111
2,223,953
Oregon 0.9%
Albany Hospital Facility Authority , Mennonite Home of Albany, Inc. Obligated Group ,
Revenue , 2026 A , 5% , 5/15/36 ........................................ 2,635,000 2,805,026

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
b
State of Oregon Housing & Community Services Department , Hollywood Hub LP ,
Revenue , 2024 R , Mandatory Put , 4% , 1/01/29 ........................... $ 5,000,000 $ 5,059,052
7,864,078
Pennsylvania 5.2%
Allegheny County Airport Authority , Revenue , 2023 A , AG Insured , 5.25% , 1/01/36 ... 1,000,000 1,080,477
Allentown Neighborhood Improvement Zone Development Authority , Revenue , 2022 ,
Refunding , 5% , 5/01/27 ............................................. 590,000 597,485
Chester County Industrial Development Authority , Avon Grove Charter School ,
Revenue , 2024 , 5% , 3/01/27 ......................................... 3,250,000 3,251,995
Lehigh County Industrial Development Authority , PPL Electric Utilities Corp. , Revenue ,
2016 B , Refunding , 2.625% , 2/15/27 ................................... 5,000,000 4,992,495
b
Montgomery County Industrial Development Authority , Constellation Energy Generation
LLC , Revenue , 2023 A , Refunding , Mandatory Put , 4.1% , 4/03/28 ............. 5,000,000 5,080,984
Pennsylvania Economic Development Financing Authority ,
UPMC Obligated Group , Revenue , 2017 A , Refunding , 5% , 11/15/29 ........... 1,230,000 1,259,626
b
UPMC Obligated Group , Revenue , 2025 A , Refunding , Mandatory Put , 5% , 3/15/32 8,200,000 8,731,858
UPMC Obligated Group , Revenue , 2026 A , Refunding , 5% , 12/15/29 ........... 5,000,000 5,310,269
b
Waste Management, Inc. , Revenue , 2021 A , Mandatory Put , 3.25% , 7/01/27 ..... 4,000,000 4,000,418
b
Waste Management, Inc. , Revenue , 2021 B , Refunding , Mandatory Put , 1.1% ,
11/02/26 ....................................................... 4,000,000 3,984,648
Pennsylvania Housing Finance Agency ,
Revenue , 2025-149 A , 5% , 4/01/27 .................................... 300,000 303,945
Revenue , 2025-149 A , Refunding , 5% , 10/01/27 ........................... 300,000 307,231
i
School District of Philadelphia (The) , Revenue , 2026-2027 B , 5% , 6/30/27 ......... 5,000,000 5,084,018
State Public School Building Authority ,
Delaware County Community College , Revenue , 2026 , Refunding , BAM Insured , 5% ,
10/01/29 ....................................................... 380,000 400,956
Delaware County Community College , Revenue , 2026 , Refunding , BAM Insured , 5% ,
10/01/30 ....................................................... 455,000 484,472
44,870,877
Rhode Island 0.2%
Rhode Island Health and Educational Building Corp. , Lifespan Corp. Obligated Group ,
Revenue , 2026 B , Refunding , 5% , 5/15/31 ............................... 2,000,000 2,137,152
South Carolina 1.3%
e
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3% , 11/01/26 ................................... 210,000 209,291
b
Patriots Energy Group Financing Agency , Revenue , 2023 A-1 , Mandatory Put , 5.25% ,
8/01/31 ......................................................... 3,535,000 3,723,765
South Carolina Public Service Authority ,
Revenue , 2024 A , 5% , 12/01/26 ....................................... 675,000 679,037
Revenue , 2024 A , 5% , 12/01/27 ....................................... 525,000 540,638
Revenue , 2024 A , 5% , 12/01/28 ....................................... 500,000 524,287
Revenue , 2024 A , 5% , 12/01/29 ....................................... 550,000 585,933
Revenue , 2024 A , 5% , 12/01/30 ....................................... 675,000 728,839
Revenue , 2024 A , 5.5% , 12/01/54 ..................................... 3,000,000 3,129,764
Revenue , 2025 B , Refunding , 5% , 12/01/28 .............................. 750,000 786,431
10,907,985
South Dakota 0.9%
d
City of Rapid City ,
Sales Tax , Revenue , 2026 , 5% , 12/01/27 ................................ 300,000 307,198
Sales Tax , Revenue , 2026 , 5% , 12/01/28 ................................ 930,000 967,661

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Dakota (continued)
South Dakota Health & Educational Facilities Authority , Presbyterian Retirement Village
of Rapid City, Inc. , Revenue , 2025 B-2 , 3.25% , 9/01/30 ..................... $ 6,500,000 $ 6,429,461
7,704,320
Tennessee 3.7%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board , Vanderbilt University Medical Center Obligated Group , Revenue , 2026 B ,
Refunding , 5% , 7/01/29 ............................................. 1,400,000 1,470,422
State of Tennessee , GO , 2023 A , 5% , 5/01/31 .............................. 6,670,000 7,305,872
b
Tennergy Corp. , Revenue , 2022 A , Mandatory Put , 5.5% , 12/01/30 .............. 8,010,000 8,398,581
b
Tennessee Energy Acquisition Corp. , Revenue , 2023 A-1 , Refunding , Mandatory Put ,
5% , 5/01/28 ...................................................... 14,560,000 14,899,341
32,074,216
Texas 5.5%
b
Austin Housing Finance Corp. , Austin Leased Housing Associates V LP , Revenue ,
2024 , Mandatory Put , 3.4% , 11/01/27 ................................... 10,000,000 10,055,827
f
Central Texas Turnpike System , Revenue, First Tier , 2002 A , BHAC, AMBAC Insured ,
3.06%, 8/15/27 ................................................... 3,280,000 3,186,859
City of Austin , Airport System , Revenue , 2025 , Refunding , 5% , 11/15/26 .......... 900,000 903,473
e
City of Celina , Mosaic Public Improvement District Phase No. 1B , Special Assessment ,
144A, 2024 , 4.375% , 9/01/31 ......................................... 132,000 133,365
City of Corpus Christi , GO , 2026 , 5% , 3/01/30 .............................. 1,025,000 1,090,587
City of Houston , Combined Utility System , Revenue, First Lien , 2018 D , Refunding , 5% ,
11/15/26 ........................................................ 1,000,000 1,004,900
e
City of Lavon , Special Assessment , 144A, 2025 , 4.25% , 9/15/32 ................ 600,000 605,058
e
City of Lowry Crossing , Simpson Road Public Improvement District , Special
Assessment , 144A, 2025 , 4.75% , 9/15/35 ............................... 295,000 301,816
e
City of Manor , Special Assessment , 144A, 2025 , 4% , 9/15/30 .................. 180,000 180,246
County of El Paso , GO , 2026 , Refunding , 5% , 2/15/27 ........................ 1,500,000 1,517,124
County of Hidalgo , GO , 2025 , Refunding , 5% , 8/15/27 ........................ 400,000 408,320
Forney Independent School District , GO , 2025 , Refunding , PSF Guaranty , 5% , 8/15/27 1,600,000 1,636,637
FW Ramble Public Facility Corp. , Revenue , 2025 , 5% , 10/01/32 ................ 2,115,000 2,215,585
Kaufman County Fresh Water Supply District No. 1-D ,
GO , 2021 , 2% , 9/01/26 ............................................. 150,000 150,000
GO , 2021 , 2% , 9/01/27 ............................................. 155,000 150,755
GO , 2024 , AG Insured , 5% , 9/01/29 .................................... 385,000 395,937
GO , 2024 , AG Insured , 5% , 9/01/33 .................................... 470,000 499,539
b,d,j
Mesquite Housing Finance Corp. (The) , KCG Avanti Hills LP , Revenue , 2026 ,
Mandatory Put , Zero Cpn., 9/01/30 ..................................... 4,750,000 4,742,339
NTHP Lakewest Senior, Inc. , Revenue , 2026 , 5% , 5/01/36 .................... 1,100,000 1,161,207
b
Tarrant County Cultural Education Facilities Finance Corp. , Texas Health Resources
Obligated Group , Revenue , 2025 B , Refunding , Mandatory Put , 5% , 11/15/29 .... 7,250,000 7,668,369
b
Terrell Housing Finance Corp. , Terrell Leased Housing Associates I LP , Revenue , 2026 ,
Mandatory Put , 3.3% , 9/01/29 ........................................ 2,500,000 2,510,066
b
Texas Municipal Gas Acquisition & Supply Corp. IV , Revenue , 2023 A , Mandatory Put ,
5.5% , 1/01/30 .................................................... 5,000,000 5,226,525
e
Town of Little Elm , Valencia Public Improvement District Improvement Area No. 3 ,
Special Assessment , 144A, 2021 , 2.375% , 9/01/26 ......................... 117,000 117,000
Town of Trophy Club , Public Improvement District No. 1 , Special Assessment , 2025 ,
Refunding , 5% , 9/01/28 ............................................. 590,000 600,192
Westside 211 Special Improvement District , GO, Sub. Lien , 2021 , 2% , 8/15/27 ..... 280,000 273,442
46,735,168
Utah 0.8%
City of Salt Lake City , Airport , Revenue , 2023 A , 5% , 7/01/27 ................... 760,000 772,932
Davis School District , GO , 2016 , 2.5% , 6/01/28 ............................. 2,975,000 2,944,182

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Utah (continued)
Downtown Revitalization Public Infrastructure District ,
City of Salt Lake City Revitalization Sales Tax , Revenue, First Lien , 2025 A , AG
Insured , 5% , 6/01/28 .............................................. $ 1,130,000 $ 1,173,754
City of Salt Lake City Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG
Insured , 5% , 6/01/27 .............................................. 350,000 355,767
City of Salt Lake City Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG
Insured , 5% , 6/01/28 .............................................. 470,000 487,544
City of Salt Lake City Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG
Insured , 5% , 6/01/29 .............................................. 545,000 575,033
Utah Infrastructure Agency , Revenue , 2022 , 5% , 10/15/27 ..................... 300,000 305,189
6,614,401
Virginia 0.3%
Virginia Small Business Financing Authority ,
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/29 ........................................................ 180,000 181,683
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
7/01/29 ........................................................ 1,750,000 1,765,836
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 3% , 12/01/26 ... 235,000 235,016
2,182,535
Washington 2.3%
Auburn School District No. 408 of King & Pierce Counties , GO , 2018 , 5% , 12/01/27 .. 1,700,000 1,749,364
d
King County Housing Authority , Trailhead Apartments LLLP , Revenue , 2026 A-1 , 5% ,
1/01/30 ......................................................... 1,000,000 1,039,876
d
King County Public Hospital District No. 1 , GO , 2026 , Refunding , 5% , 12/01/29 ..... 2,625,000 2,772,825
Port of Seattle , Revenue , 2018 B , 5% , 5/01/27 ............................. 880,000 891,690
Spokane County School District No. 354 Mead ,
GO , 2018 , 4% , 12/01/32 ............................................. 1,150,000 1,158,480
GO , 2018 , 5% , 12/01/33 ............................................. 1,500,000 1,538,977
Vancouver Housing Authority ,
Battle Ground Portfolio LLLP , Revenue , 2026 A , 5% , 8/01/29 ................. 800,000 828,310
Cascara Vancouver LLLP , Revenue , 2024 A , 5% , 12/01/26 ................... 1,655,000 1,656,519
Esther Cougar Rehab LLLP , Revenue , 2024 A , 5% , 10/01/27 ................. 1,460,000 1,462,270
Esther Cougar Rehab LLLP , Revenue , 2024 B , 5% , 10/01/27 ................. 1,055,000 1,056,587
Washington Health Care Facilities Authority ,
e
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 5% ,
12/01/31 ....................................................... 280,000 298,746
Providence St. Joseph Health Obligated Group , Revenue , 2026 B-1 , 5% , 10/01/30 . 2,400,000 2,561,131
e
Washington State Housing Finance Commission ,
Provident Group - SH II Properties LLC , Revenue , 144A, 2025 A , BAM Insured , 5% ,
7/01/31 ........................................................ 500,000 531,897
Provident Group - SH II Properties LLC , Revenue , 144A, 2025 A , BAM Insured , 5% ,
7/01/32 ........................................................ 750,000 802,132
Provident Group - SH II Properties LLC , Revenue , 144A, 2025 A , BAM Insured , 5% ,
7/01/33 ........................................................ 1,000,000 1,077,037
Seattle Academy of Arts & Sciences , Revenue , 144A, 2023 , Refunding , 5% , 7/01/28 300,000 305,763
19,731,604
West Virginia 0.2%
b
West Virginia Economic Development Authority , Kentucky Power Co. , Revenue , 2014
A , Refunding , Mandatory Put , 3.75% , 6/13/30 ............................. 2,000,000 1,985,495
Wisconsin 2.5%
d
City of De Pere , GO , 2026 C , 4% , 9/01/31 ................................. 1,795,000 1,813,323
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 2,145,000 2,193,707

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
b,e
Revenue , 144A, 2026-1 , A , Mandatory Put , 3.589% , 5/01/29 ................. $ 4,000,000 $ 3,996,288
e
Greystone Housing Impact Investors LP , Revenue , 144A, 2023-1 , B-1 , 7.125% ,
7/25/34 ........................................................ 2,260,000 2,327,167
Lindenwood Education System Obligated Group , Revenue , 2026 , Refunding , 5% ,
6/01/30 ........................................................ 820,000 847,521
Maniilaq Association Obligated Group , Revenue , 2026 , 5% , 12/01/29 ........... 1,555,000 1,617,076
PAFAF/Mid States Leasing LLC , Revenue , 2025 A , 5% , 12/15/29 .............. 875,000 916,423
PAFAF/Mid States Leasing LLC , Revenue , 2025 A , 5% , 12/15/30 .............. 580,000 612,675
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/26 ........................................... 300,000 300,242
Wisconsin Health & Educational Facilities Authority ,
Hospital Sisters Services Obligated Group , Revenue , 2025 A , Refunding , 5% ,
8/15/28 ........................................................ 1,000,000 1,039,360
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/27 .................................................... 360,000 360,675
Sanford Obligated Group , Revenue , 2024 A , 5% , 2/15/29 .................... 5,000,000 5,239,435
Wisconsin Masonic Home Obligated Group , Revenue , 2024 B-2 , 4.2% , 8/15/28 ... 65,000 65,009
21,328,901
Wyoming 0.1%
County of Laramie , Cheyenne Regional Medical Center , Revenue , 2021 , Refunding ,
4% , 5/01/27 ...................................................... 550,000 553,416
U.S. Territories 1.7%
District of Columbia 1.3%
b
District of Columbia , Georgetown University (The) , Revenue , 2025 A , Refunding ,
Mandatory Put , 5% , 4/03/35 .......................................... 3,250,000 3,495,563
b
District of Columbia Housing Finance Agency , Florida Avenue Apartments LLC ,
Revenue , 2024 A-2 , Mandatory Put , 4.1% , 9/01/30 ......................... 6,335,000 6,525,080
Metropolitan Washington Airports Authority , Aviation , Revenue , 2025 A , Refunding , 5% ,
10/01/26 ........................................................ 1,145,000 1,146,971
11,167,614
Guam 0.1%
Guam Government Waterworks Authority , Water And Wastewater System , Revenue ,
2025 A , 5% , 7/01/32 ................................................ 640,000 684,600
Puerto Rico 0.1%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 ,
Refunding , 5% , 7/01/27 ............................................. 450,000 455,277
Virgin Islands 0.2%
Virgin Islands Transportation & Infrastructure Corp. ,
Revenue , 2025 , Refunding , 5% , 9/01/26 ................................. 800,000 800,000
Revenue , 2025 , Refunding , 5% , 9/01/27 ................................. 640,000 651,111
1,451,111
Total U.S. Territories .................................................................... 13,758,602
Total Municipal Bonds (Cost $ 846,254,468 ) .....................................
847,854,427
Total Long Term Investments (Cost $ 860,049,218 ) ...............................
860,877,115
a
a a a a

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments 0.5%
a a
Principal
Amount
a
Value
Municipal Bonds 0.5%
Georgia 0.0%
†
k
Roswell Development Authority , WellStar Health System Obligated Group , Revenue ,
2025 A , LOC Truist Bank , Daily VRDN and Put , 3% , 4/01/47 .................. $ 200,000 $ 200,000
Minnesota 0.1%
k
City of Rochester , Mayo Clinic , Revenue , 2025 D , LOC Barclays Bank plc , Daily VRDN
and Put , 2.8% , 11/15/64 ............................................. 900,000 900,000
North Carolina 0.4%
k
Charlotte-Mecklenburg Hospital Authority (The) , Atrium Health Obligated Group ,
Revenue , 2018 H , SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 3% ,
1/15/48 ......................................................... 3,600,000 3,600,000
Total Municipal Bonds (Cost $ 4,700,000 ) .......................................
4,700,000
Total Short Term Investments (Cost $ 4,700,000 ) .................................
4,700,000
a
Total Investments (Cost $ 864,749,218 ) 101.2% ..................................
$865,577,115
Other Assets, less Liabilities (1.2) % ...........................................
(10,547,110)
Net Assets 100.0% ...........................................................
$855,030,005
See Abbreviations on page 347 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in affiliated management investment companies.
b
The maturity date shown represents the mandatory put date.
c
The coupon rate shown represents the rate at period end.
d
Security purchased on a when-issued basis. See Note 1(b).
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2026, the aggregate value of these securities was $59,894,049, representing 7.0% of net assets.
f
The rate shown represents the yield at period end.
g
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
h
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
i
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
j
The coupon rate will be dertermined at time of issue.
k
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.77 $10.69 $10.68 $10.40 $11.57 $11.91
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.32 0.30 0.29 0.28 0.26
Net realized and unrealized gains (losses) (0.34) 0.07 0.01 0.28 (1.17) (0.34)
Total from investment operations ........ (0.17) 0.39 0.31 0.57 (0.89) (0.08)
Less distributions from:
Net investment income .............. (0.16) (0.31) (0.30) (0.29) (0.28) (0.26)
Net asset value, end of period .......... $10.44 $10.77 $10.69 $10.68 $10.40 $11.57
Total return
d
....................... (1.54)% 3.81% 2.91% 5.55% (7.71)% (0.71)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.93% 0.92% 0.90% 0.89% 0.88% 0.86%
Expenses net of waiver and payments by
affiliates .......................... 0.90% 0.90% 0.90%
f,g
0.89%
f
0.88%
f
0.86%
f
Net investment income ............... 3.09% 3.05% 2.76% 2.76% 2.65% 2.20%
Supplemental data
Net assets , end of period (000’s) ........ $65,327 $67,993 $74,081 $76,014 $76,312 $92,129
Portfolio turnover rate ................ 4.75% 10.73% 14.81% 9.84% 15.85% 22.60%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.77 $10.69 $10.68 $10.40 $11.57 $11.91
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.33 0.31 0.30 0.30 0.28
Net realized and unrealized gains (losses) (0.34) 0.08 0.01 0.28 (1.18) (0.34)
Total from investment operations ........ (0.17) 0.41 0.32 0.58 (0.88) (0.06)
Less distributions from:
Net investment income .............. (0.17) (0.33) (0.31) (0.30) (0.29) (0.28)
Net asset value, end of period .......... $10.43 $10.77 $10.69 $10.68 $10.40 $11.57
Total return
d
....................... (1.56)% 3.97% 3.07% 5.71% (7.57)% (0.56)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.78% 0.77% 0.75% 0.74% 0.73% 0.71%
Expenses net of waiver and payments by
affiliates .......................... 0.75% 0.75% 0.75%
f,g
0.74%
f
0.73%
f
0.71%
f
Net investment income ............... 3.24% 3.20% 2.91% 2.91% 2.79% 2.36%
Supplemental data
Net assets , end of period (000’s) ........ $122,120 $132,960 $152,912 $172,564 $189,496 $249,763
Portfolio turnover rate ................ 4.75% 10.73% 14.81% 9.84% 15.85% 22.60%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.93 $10.85 $10.85 $10.56 $11.75 $12.09
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.28 0.25 0.24 0.24 0.22
Net realized and unrealized gains (losses) (0.34) 0.07 (—)
d
0.29 (1.20) (0.35)
Total from investment operations ........ (0.20) 0.35 0.25 0.53 (0.96) (0.13)
Less distributions from:
Net investment income .............. (0.14) (0.27) (0.25) (0.24) (0.23) (0.21)
Net asset value, end of period .......... $10.59 $10.93 $10.85 $10.85 $10.56 $11.75
Total return
e
....................... (1.81)% 3.34% 2.36% 5.14% (8.14)% (1.10)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.32% 1.31% 1.29% 1.28% 1.27% 1.25%
Expenses net of waiver and payments by
affiliates .......................... 1.29% 1.29% 1.29%
g,h
1.28%
g
1.27%
g
1.25%
g
Net investment income ............... 2.63% 2.60% 2.31% 2.30% 2.19% 1.79%
Supplemental data
Net assets , end of period (000’s) ........ $5,988 $7,087 $9,589 $14,486 $19,610 $28,904
Portfolio turnover rate ................ 4.75% 10.73% 14.81% 9.84% 15.85% 22.60%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.77 $10.69 $10.69 $10.40 $11.57 $11.91
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.35 0.33 0.32 0.31 0.30
Net realized and unrealized gains (losses) (0.33) 0.07 (—)
d
0.29 (1.17) (0.34)
Total from investment operations ........ (0.15) 0.42 0.33 0.61 (0.86) (0.04)
Less distributions from:
Net investment income .............. (0.18) (0.34) (0.33) (0.32) (0.31) (0.30)
Net asset value, end of period .......... $10.44 $10.77 $10.69 $10.69 $10.40 $11.57
Total return
e
....................... (1.41)% 4.10% 3.11% 5.95% (7.44)% (0.42)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.63% 0.62% 0.61% 0.61% 0.59% 0.57%
Expenses net of waiver and payments by
affiliates .......................... 0.62% 0.62%
g
0.61%
g,h
0.61%
h
0.59%
g,h
0.57%
g,h
Net investment income ............... 3.37% 3.34% 3.05% 3.04% 2.92% 2.49%
Supplemental data
Net assets , end of period (000’s) ........ $16,951 $15,491 $12,203 $11,082 $10,366 $17,047
Portfolio turnover rate ................ 4.75% 10.73% 14.81% 9.84% 15.85% 22.60%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.77 $10.69 $10.69 $10.40 $11.57 $11.92
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.35 0.32 0.31 0.31 0.29
Net realized and unrealized gains (losses) (0.33) 0.07 (—)
d
0.29 (1.18) (0.35)
Total from investment operations ........ (0.15) 0.42 0.32 0.60 (0.87) (0.06)
Less distributions from:
Net investment income .............. (0.18) (0.34) (0.32) (0.31) (0.30) (0.29)
Net asset value, end of period .......... $10.44 $10.77 $10.69 $10.69 $10.40 $11.57
Total return
e
....................... (1.42)% 4.07% 3.07% 5.91% (7.48)% (0.46)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.68% 0.67% 0.65% 0.64% 0.63% 0.61%
Expenses net of waiver and payments by
affiliates .......................... 0.65% 0.65% 0.65%
g
0.64%
g
0.63%
g
0.61%
g
Net investment income ............... 3.34% 3.30% 3.01% 3.01% 2.88% 2.46%
Supplemental data
Net assets , end of period (000’s) ........ $47,858 $46,156 $48,251 $46,388 $48,473 $72,069
Portfolio turnover rate ................ 4.75% 10.73% 14.81% 9.84% 15.85% 22.60%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2026
Franklin Georgia Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Residential REITs 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 900,000 $ 918,780
Total Corporate Bonds (Cost $ 900,000 ) ........................................
918,780
Municipal Bonds 95.8%
California 0.4%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 1,300,000 1,081,843
Florida 2.1%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 2,592,000 2,291,026
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 750,000 512,039
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 6.56%, 3/01/29 ........................................... 2,950,000 2,516,963
5,320,028
Georgia 88.6%
Athens Housing Authority ,
UGAREF Lumpkin Street Housing Phase I LLC , Revenue , 2024 , 4% , 6/15/49 ..... 2,000,000 1,844,715
UGAREF Lumpkin Street Housing Phase I LLC , Revenue , 2024 , 4.125% , 6/15/56 . 3,500,000 3,169,222
Atlanta & Fulton County Recreation Authority , City of Atlanta , Revenue , 2024 ,
Refunding , 5% , 12/01/35 ............................................ 300,000 338,631
b
Atlanta Development Authority (The) , PRG - CAU Properties LLC , Revenue , 144A,
2025 A , 6% , 7/01/55 ................................................ 1,000,000 1,013,841
Augusta , Water & Sewer , Revenue , 2024 , Refunding , BAM Insured , 4% , 10/01/50 ... 1,500,000 1,351,778
Bainbridge Public Facilities Authority , County of Decatur , Revenue , 2018 , AG Insured ,
4% , 3/01/43 ...................................................... 3,000,000 2,835,295
Bleckley County School District , GO , 2020 , 5% , 10/01/42 ..................... 2,055,000 2,121,729
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 3,000,000 2,687,678
Carroll City-County Hospital Authority ,
Tanner Medical Center Obligated Group , Revenue , 2020 , Refunding , 4% , 7/01/50 . 1,450,000 1,308,530
Tanner Medical Center Obligated Group , Revenue , 2025 , Refunding , 5% , 7/01/50 . 5,000,000 5,052,392
City of Atlanta ,
Airport Passenger Facility Charge , Revenue , 2025 B , Refunding , 5.5% , 7/01/50 ... 3,000,000 3,169,719
Airport Passenger Facility Charge , Revenue, Sub. Lien , 2023 E , 5.25% , 7/01/43 ... 3,000,000 3,131,971
Department of Aviation , Revenue , 2021 C , Refunding , 5% , 7/01/37 ............. 1,500,000 1,568,008
Department of Aviation , Revenue , 2024 B , 5.25% , 7/01/54 ................... 7,000,000 7,095,385
Department of Aviation , Revenue , 2025 B-1 , 5.5% , 7/01/55 .................. 1,000,000 1,038,035
Department of Aviation , Revenue , 2026 B-1 , 5.5% , 7/01/51 .................. 1,000,000 1,046,992
Department of Aviation , Revenue , 2026 B-1 , 5.5% , 7/01/56 .................. 1,000,000 1,040,250
Water & Wastewater , Revenue , 2001 A , AG, NATL RE Insured , 5.5% , 11/01/27 .... 2,140,000 2,183,476
Water & Wastewater , Revenue, Sub. Lien , 2026 , Refunding , 5.25% , 11/01/56 ..... 3,000,000 3,139,027
City of Baldwin , Water & Sewerage , Revenue , 2021 , Refunding , BAM Insured , 3% ,
6/01/46 ......................................................... 1,835,000 1,411,833
City of Buford , GO , 2017 C , Pre-Refunded , 4% , 1/01/43 ...................... 5,000,000 5,020,859
City of Griffin , Public Utility , Revenue , 2025 , BAM Insured , 5% , 1/01/51 ........... 2,000,000 2,047,989
City of Springfield , Water and Sewer Fund , Revenue , 2025 , AG Insured , 5% , 9/01/50 1,000,000 1,017,495
Clayton County Development Authority ,
USG Real Estate Foundation XIII LLC , Revenue , 2022 A , 5% , 6/15/32 .......... 1,295,000 1,412,881
USG Real Estate Foundation XIII LLC , Revenue , 2022 A , 5% , 6/15/33 .......... 1,210,000 1,331,104
Cobb-Marietta Coliseum & Exhibit Hall Authority , County of Cobb , Revenue , 2025 ,
5.5% , 10/01/50 ................................................... 1,000,000 1,061,823
Columbia County Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2023 A , 5.125% , 4/01/48 .................................... 3,000,000 3,055,544
County of Columbia , Water & Sewerage , Revenue , 2024 , 5% , 6/01/49 ............ 610,000 627,062

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
County of DeKalb , Water & Sewerage , Revenue , 2006 B , Refunding , AG Insured , 5% ,
10/01/35 ........................................................ $ 4,000,000 $ 4,005,257
County of Fulton , Water & Sewerage , Revenue , 2020 A , 3% , 1/01/45 ............. 5,000,000 3,905,796
Coweta County Water & Sewage Authority ,
Revenue , 2021 B , 3% , 6/01/43 ........................................ 820,000 657,072
Revenue , 2021 B , 3% , 6/01/46 ........................................ 1,000,000 761,203
Revenue , 2024 , 5% , 6/01/54 ......................................... 2,000,000 2,031,153
Dalton Whitfield County Joint Development Authority ,
Hamilton Health Care System Obligated Group , Revenue , 2017 , 4% , 8/15/41 ..... 3,000,000 2,826,475
Hamilton Health Care System Obligated Group , Revenue , 2024 B , Refunding , 5% ,
8/15/37 ........................................................ 3,075,000 3,262,424
DeKalb County Development Authority ,
GLOBE Academy, Inc. (The) , Revenue , 2024 A , 5% , 6/01/45 ................. 350,000 336,364
GLOBE Academy, Inc. (The) , Revenue , 2024 A , 5% , 6/01/50 ................. 550,000 509,020
Development Authority for Fulton County ,
Georgia Tech Facilities, Inc. , Revenue , 2024 , 5% , 6/15/49 ................... 1,750,000 1,795,686
Georgia Tech Facilities, Inc. , Revenue , 2024 , 5% , 6/15/56 ................... 2,000,000 2,032,004
Piedmont Healthcare, Inc. Obligated Group , Revenue , 2016 A , Refunding , 5% ,
7/01/46 ........................................................ 5,840,000 5,840,375
Piedmont Healthcare, Inc. Obligated Group , Revenue , 2019 A , 4% , 7/01/49 ...... 5,000,000 4,378,137
Spelman College , Revenue , 2026 , 5% , 6/01/42 ........................... 500,000 524,557
WellStar Health System Obligated Group , Revenue , 2020 A , 4% , 4/01/50 ........ 3,000,000 2,603,863
Development Authority of Burke County (The) , Oglethorpe Power Corp. , Revenue ,
2017 D , Refunding , 4.125% , 11/01/45 .................................. 6,000,000 5,536,007
Development Authority of Cobb County (The) ,
Kennesaw State University Real Estate Foundation Obligated Group 2026 ABC ,
Revenue , 2026 B , Refunding , 5.25% , 6/15/57 ........................... 500,000 493,093
Kennesaw State University Real Estate Foundation Obligated Group 2026 ABC ,
Revenue, Senior Lien , 2026 A , Refunding , 5% , 6/15/51 .................... 2,155,000 2,169,664
KSU 2020 Housing Real Estate Foundation LLC , Revenue , 2020 , 4% , 7/15/52 .... 5,720,000 4,993,300
University System of Georgia , Revenue , 2020 C , 4% , 7/15/52 ................ 2,000,000 1,745,909
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 2,085,000 2,134,018
c
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.7%, 12/01/45 ................... 8,155,000 4,048,857
Etowah Water & Sewer Authority , Revenue , 2019 , Refunding , BAM Insured , 3% ,
3/01/44 ......................................................... 1,250,000 961,134
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 6,000,000 6,000,156
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group , Revenue , 2017 A , Refunding ,
5% , 2/15/42 .................................................... 7,000,000 7,017,789
Northeast Georgia Health System Obligated Group , Revenue , 2021 A , 4% , 2/15/51 5,000,000 4,350,979
Georgia Housing & Finance Authority ,
Revenue , 2013 A , 3.8% , 12/01/37 ..................................... 1,655,000 1,561,293
Revenue , 2018 A , 3.85% , 12/01/38 .................................... 1,170,000 1,084,102
Revenue , 2018 A , 3.95% , 12/01/43 .................................... 1,210,000 1,117,320
Revenue , 2019 A , Refunding , 3.7% , 6/01/49 .............................. 4,370,000 3,662,880
Georgia Ports Authority , Revenue , 2022 , 5.25% , 7/01/52 ...................... 2,000,000 2,065,876
Glynn-Brunswick Memorial Hospital Authority , Southeast Georgia Health System
Obligated Group , Revenue , 2017 , 5% , 8/01/47 ............................ 2,000,000 1,936,065
Main Street Energy, Inc. ,
Revenue , 2026 A , 5% , 10/01/33 ....................................... 1,150,000 1,208,390
Revenue , 2026 C , Refunding , 5% , 9/01/36 ............................... 1,000,000 1,036,447
Main Street Natural Gas, Inc. ,
Revenue , 2007 A , 5.5% , 9/15/27 ...................................... 5,000,000 5,117,377
Revenue , 2019 A , 5% , 5/15/37 ........................................ 1,975,000 2,059,272
Revenue , 2019 A , 5% , 5/15/38 ........................................ 1,000,000 1,034,298

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Main Street Natural Gas, Inc., (continued)
b,d
Revenue , 144A, 2022 C , Mandatory Put , 4% , 11/01/27 ...................... $ 6,000,000 $ 5,993,063
d
Revenue , 2023 A , Mandatory Put , 5% , 6/01/30 ............................ 5,000,000 5,186,559
d
Revenue , 2023 D , Mandatory Put , 5% , 12/01/30 ........................... 2,000,000 2,078,380
d
Revenue , 2023 E-1 , Mandatory Put , 5% , 6/01/31 .......................... 2,000,000 2,108,924
d
Revenue , 2024 E , Mandatory Put , 5% , 12/01/32 ........................... 2,000,000 2,088,351
d
Revenue , 2025 A , Mandatory Put , 5% , 6/01/32 ............................ 2,505,000 2,653,100
Moultrie-Colquitt Counties Development Authority , Philadelphia College of Osteopathic
Medicine Obligated Group , Revenue , 2018 , 5% , 12/01/43 ................... 4,815,000 4,882,100
Municipal Electric Authority of Georgia ,
Revenue , 2020 A , Refunding , 5% , 1/01/50 ............................... 3,500,000 3,502,628
Revenue , 2024 A , Refunding , 5.25% , 1/01/49 ............................. 500,000 514,786
Revenue , 2024 A , Refunding , BAM Insured , 5.25% , 1/01/54 .................. 500,000 513,544
PowerSouth Energy Cooperative , Revenue , 2021 A , Refunding , 4% , 1/01/46 ..... 330,000 297,111
PowerSouth Energy Cooperative , Revenue , 2021 A , Refunding , 4% , 1/01/51 ..... 425,000 363,456
PowerSouth Energy Cooperative , Revenue , 2021 A , Refunding , 5% , 1/01/56 ..... 750,000 729,550
PowerSouth Energy Cooperative , Revenue , 2023 A , 5.5% , 7/01/64 ............ 2,000,000 2,022,051
Municipal Gas Authority of Georgia , Mid-State Energy Commission , Revenue , 2025 ,
BAM Insured , 5% , 9/01/55 ........................................... 2,000,000 1,961,536
Private Colleges & Universities Authority ,
Emory University , Revenue , 2013 A , 5% , 10/01/43 ......................... 5,000,000 5,002,892
Emory University , Revenue , 2025 A , Refunding , 5.25% , 9/01/45 ............... 2,000,000 2,138,950
Mercer University , Revenue , 2021 , Refunding , 4% , 10/01/50 ................. 5,400,000 4,558,593
Mercer University , Revenue , 2022 , Refunding , 5.25% , 10/01/51 ............... 5,500,000 5,561,827
Mercer University , Revenue , 2026 , Refunding , 5.25% , 10/01/45 ............... 1,000,000 1,046,425
Savannah Georgia Convention Center Authority , Revenue , 2025 A , 5.125% , 6/01/50 . 1,750,000 1,684,000
Savannah Hospital Authority , St. Joseph's/Candler Health System Obligated Group ,
Revenue , 2019 A , Refunding , 4% , 7/01/43 ............................... 10,000,000 9,104,870
Upper Oconee Basin Water Authority ,
Revenue , 2024 , 5% , 7/01/49 ......................................... 3,000,000 3,080,712
Revenue , 2024 , 5% , 7/01/55 ......................................... 2,835,000 2,881,073
228,881,357
Illinois 1.1%
State of Illinois , GO , 2024 C , 4% , 10/01/38 ................................ 3,000,000 2,844,266
New Jersey 0.5%
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2018
A , Refunding , 5% , 12/15/35 .......................................... 1,200,000 1,237,799
New York 0.0%
†
Metropolitan Transportation Authority , Revenue , 2020 A-1 , 4% , 11/15/53 .......... 100,000 84,404
South Carolina 0.2%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 500,000 434,565
Texas 0.4%
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,500,000 1,128,392
Washington 0.3%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 900,000 770,134
Wisconsin 0.9%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 900,000 733,292

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
b
Public Finance Authority, (continued)
c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. $ 2,300,000 $ 1,467,878
2,201,170
U.S. Territories 1.3%
Puerto Rico 1.3%
Municipality of San Juan Puerto Rico ,
GO , 2026 A , 5.25% , 7/01/44 .......................................... 200,000 207,979
GO , 2026 A , 5% , 7/01/51 ............................................ 150,000 151,687
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 560,000 563,270
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 2,000,000 1,940,970
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... 480,000 453,234
3,317,140
Total U.S. Territories .................................................................... 3,317,140
Total Municipal Bonds (Cost $ 261,591,517 ) .....................................
247,301,098
Total Long Term Investments (Cost $ 262,491,517 ) ...............................
248,219,878
a
a a a a
Short Term Investments 3.0%
Municipal Bonds 3.0%
Georgia 3.0%
e
Roswell Development Authority , WellStar Health System Obligated Group , Revenue ,
2025 A , LOC Truist Bank , Daily VRDN and Put , 3% , 4/01/47 .................. 7,800,000 7,800,000
Total Municipal Bonds (Cost $ 7,800,000 ) .......................................
7,800,000
Total Short Term Investments (Cost $ 7,800,000 ) .................................
7,800,000
a
Total Investments (Cost $ 270,291,517 ) 99.1% ...................................
$256,019,878
Other Assets, less Liabilities 0.9% .............................................
2,223,423
Net Assets 100.0% ...........................................................
$258,243,301
See Abbreviations on page 347 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2026, the aggregate value of these securities was $14,570,167, representing 5.6% of net assets.
c
The rate shown represents the yield at period end.
d
The maturity date shown represents the mandatory put date.
e
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.04 $9.06 $8.84 $8.68 $10.05 $10.29
Income from investment operations
b
:
Net investment income
c
............. 0.20 0.41 0.40 0.40 0.38 0.36
Net realized and unrealized gains (losses) (0.30) (0.03) 0.21 0.15 (1.40) (0.24)
Total from investment operations ........ (0.10) 0.38 0.61 0.55 (1.02) 0.12
Less distributions from:
Net investment income .............. (0.20) (0.40) (0.39) (0.39) (0.35) (0.36)
Net asset value, end of period .......... $8.74 $9.04 $9.06 $8.84 $8.68 $10.05
Total return
d
....................... (1.13)% 4.41% 7.09% 6.59% (10.15)% 1.07%
Ratios to average net assets
e
Expenses ......................... 0.80% 0.81% 0.79%
f,g
0.83%
f,g
0.91%
f
0.80%
f,g
Net investment income ............... 4.48% 4.64% 4.49% 4.62% 4.20% 3.49%
Supplemental data
Net assets , end of period (000’s) ........ $1,644,230 $1,657,791 $1,600,757 $1,452,358 $1,390,633 $1,559,216
Portfolio turnover rate ................ 3.25% 12.16% 14.31% 14.74% 23.04% 18.70%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.04 $9.05 $8.84 $8.67 $10.04 $10.28
Income from investment operations
b
:
Net investment income
c
............. 0.21 0.42 0.42 0.41 0.39 0.38
Net realized and unrealized gains (losses) (0.30) (0.02) 0.20 0.17 (1.39) (0.24)
Total from investment operations ........ (0.09) 0.40 0.62 0.58 (1.00) 0.14
Less distributions from:
Net investment income .............. (0.21) (0.41) (0.41) (0.41) (0.37) (0.38)
Net asset value, end of period .......... $8.74 $9.04 $9.05 $8.84 $8.67 $10.04
Total return
d
....................... (1.06)% 4.68% 7.13% 6.88% (10.02)% 1.22%
Ratios to average net assets
e
Expenses ......................... 0.65% 0.66% 0.64%
f,g
0.68%
f,g
0.75%
f
0.65%
f,g
Net investment income ............... 4.63% 4.79% 4.64% 4.77% 4.35% 3.65%
Supplemental data
Net assets , end of period (000’s) ........ $1,842,566 $1,980,022 $2,191,612 $2,349,443 $2,577,670 $3,518,033
Portfolio turnover rate ................ 3.25% 12.16% 14.31% 14.74% 23.04% 18.70%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.22 $9.24 $9.02 $8.84 $10.24 $10.49
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.37 0.36 0.36 0.34 0.32
Net realized and unrealized gains (losses) (0.31) (0.03) 0.22 0.18 (1.42) (0.25)
Total from investment operations ........ (0.13) 0.34 0.58 0.54 (1.08) 0.07
Less distributions from:
Net investment income .............. (0.18) (0.36) (0.36) (0.36) (0.32) (0.32)
Net asset value, end of period .......... $8.91 $9.22 $9.24 $9.02 $8.84 $10.24
Total return
d
....................... (1.42)% 3.90% 6.51% 6.15% (10.52)% 0.54%
Ratios to average net assets
e
Expenses ......................... 1.19% 1.20% 1.18%
f,g
1.21%
f,g
1.29%
f
1.19%
f,g
Net investment income ............... 3.98% 4.15% 3.99% 4.12% 3.71% 3.03%
Supplemental data
Net assets , end of period (000’s) ........ $85,647 $95,945 $116,587 $137,544 $175,131 $262,313
Portfolio turnover rate ................ 3.25% 12.16% 14.31% 14.74% 23.04% 18.70%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.08 $9.10 $8.88 $8.71 $10.09 $10.33
Income from investment operations
b
:
Net investment income
c
............. 0.21 0.43 0.43 0.42 0.40 0.40
Net realized and unrealized gains (losses) (0.30) (0.03) 0.21 0.17 (1.40) (0.25)
Total from investment operations ........ (0.09) 0.40 0.64 0.59 (1.00) 0.15
Less distributions from:
Net investment income .............. (0.21) (0.42) (0.42) (0.42) (0.38) (0.39)
Net asset value, end of period .......... $8.78 $9.08 $9.10 $8.88 $8.71 $10.09
Total return
d
....................... (0.98)% 4.69% 7.37% 6.99% (9.94)% 1.36%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.50% 0.51% 0.50% 0.53% 0.62% 0.51%
Expenses net of waiver and payments by
affiliates .......................... 0.50% 0.51% 0.50%
f,g
0.53%
f,g
0.61%
f
0.51%
f,g
Net investment income ............... 4.76% 4.91% 4.76% 4.88% 4.48% 3.77%
Supplemental data
Net assets , end of period (000’s) ........ $221,855 $233,975 $205,197 $174,493 $181,286 $228,725
Portfolio turnover rate ................ 3.25% 12.16% 14.31% 14.74% 23.04% 18.70%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.08 $9.09 $8.88 $8.71 $10.08 $10.33
Income from investment operations
b
:
Net investment income
c
............. 0.21 0.43 0.42 0.42 0.40 0.39
Net realized and unrealized gains (losses) (0.31) (0.02) 0.21 0.16 (1.39) (0.25)
Total from investment operations ........ (0.10) 0.41 0.63 0.58 (0.99) 0.14
Less distributions from:
Net investment income .............. (0.21) (0.42) (0.42) (0.41) (0.38) (0.39)
Net asset value, end of period .......... $8.77 $9.08 $9.09 $8.88 $8.71 $10.08
Total return
d
....................... (1.11)% 4.76% 7.21% 6.95% (9.89)% 1.22%
Ratios to average net assets
e
Expenses ......................... 0.55% 0.56% 0.54%
f,g
0.57%
f,g
0.65%
f
0.55%
f,g
Net investment income ............... 4.71% 4.87% 4.72% 4.85% 4.42% 3.73%
Supplemental data
Net assets , end of period (000’s) ........ $818,682 $840,553 $828,084 $780,675 $846,496 $1,284,270
Portfolio turnover rate ................ 3.25% 12.16% 14.31% 14.74% 23.04% 18.70%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2026
Franklin High Yield Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks 0.0%
Independent Power and Renewable Electricity Producers 0.0%
a,b
AES Guayama Holdings BV ........................................... 231,664 $ —
b
Total Common Stocks (Cost $ – ) ...............................................
—
a
Management Investment Companies 3.7%
Capital Markets 3.7%
iShares National Muni Bond ETF ........................................ 325,000 34,157,500
Vanguard Tax-Exempt Bond Index ETF ................................... 2,750,000 135,685,000
169,842,500
Total Management Investment Companies (Cost $ 172,880,790 ) ...................
169,842,500
Warrants
a a a a
Warrants 0.0%
Financial Services 0.0%
a,b
Brightline Train Holdings West LLC , 11/26/35 .............................. 141,600 —
Total Warrants (Cost $ – ) ......................................................
—
Principal
Amount
Corporate Bonds 1.1%
Commercial Services & Supplies 0.5%
a ,c ,d
CalPlant I LLC ,
Senior Secured Note , 144A, 15% , 2/28/27 ............................... $ 5,795,000 5,795,000
21 A , Senior Secured Note , 144A, 9.5% , 9/30/23 .......................... 1,920,000 249,600
21 B , Senior Secured Note , 144A, 9.5% , 9/30/23 .......................... 7,205,000 936,650
22 A , Senior Secured Note , 144A, 9.5% , 9/30/23 .......................... 3,975,000 516,750
22 B , Senior Secured Note , 144A, 9.5% , 9/30/23 .......................... 345,000 44,850
22 C , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 2,610,000 2,610,000
22 X , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 3,910,000 3,910,000
23 A , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,380,000 1,380,000
23 B , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,225,000 1,225,000
23 C , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,955,000 1,955,000
23 D , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,700,000 1,700,000
23 E , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,915,000 1,915,000
22,237,850
Diversified Consumer Services 0.2%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....................
9,410,000 9,310,537
Electric Utilities 0.3%
d
Mission Rock Utilities, Inc. , 144A, 7% , 7/01/27 .............................. 14,300,000 14,461,660
Real Estate Management & Development 0.1%
d
HHF Eban Village 2021 LLC , 2026 , Senior Note , 144A, 7.5% , 12/01/29 ........... 7,750,000 7,527,196
Total Corporate Bonds (Cost $ 65,348,886 ) ......................................
53,537,243
Municipal Bonds 93.8%
Alabama 1.0%
Black Belt Energy Gas District ,
e
Revenue , 2024 A , Mandatory Put , 5.25% , 9/01/32 ......................... 1,000,000 1,029,091
d,e
Revenue , 144A, 2025 C , Mandatory Put , 5.5% , 8/01/34 ..................... 3,250,000 3,417,926
Revenue , 2025 G , 5% , 10/01/35 ....................................... 1,500,000 1,554,373
Homewood Educational Building Authority , CHF - Horizons II LLC , Revenue , 2024 C ,
5% , 10/01/56 ..................................................... 8,000,000 7,446,296

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Alabama (continued)
MidCity Improvement District ,
Assessment Area , Special Assessment , 2022 , 3.875% , 11/01/27 .............. $ 200,000 $ 198,192
Assessment Area , Special Assessment , 2022 , 4.25% , 11/01/32 ............... 600,000 579,907
Assessment Area , Special Assessment , 2022 , 4.5% , 11/01/42 ................ 2,090,000 1,903,835
Assessment Area , Special Assessment , 2022 , 4.75% , 11/01/49 ............... 1,150,000 1,004,564
d
Assessment Area , Special Assessment , 144A, 2024 , 6.5% , 11/01/44 ........... 250,000 244,900
d
Assessment Area , Special Assessment , 144A, 2024 , 6.75% , 11/01/53 .......... 540,000 510,225
Southeast Energy Authority A Cooperative District ,
Revenue , 2024 A , 5% , 11/01/35 ....................................... 8,750,000 8,910,753
e
Revenue , 2025 A , Mandatory Put , 5% , 6/01/35 ............................ 7,475,000 7,552,903
e
Revenue , 2025 B , Mandatory Put , 5.25% , 1/01/33 ......................... 10,000,000 10,271,072
44,624,037
Arizona 2.1%
Arizona Industrial Development Authority , Great Lakes Senior Living Communities LLC ,
Revenue, Second Tier , 2025 B , 5.125% , 1/01/59 .......................... 3,141,519 2,413,384
d
Industrial Development Authority of the County of Pima (The) ,
American Leadership Academy, Inc. , Revenue , 144A, 2022 , Refunding , 4% , 6/15/57 8,500,000 5,794,441
La Posada at Park Centre, Inc. Obligated Group , Revenue , 144A, 2022 A , 7% ,
11/15/57 ....................................................... 5,000,000 5,285,213
La Posada at Park Centre, Inc. Obligated Group , Revenue , 144A, 2022 B-1 , 6.625% ,
5/15/31 ........................................................ 1,100,000 1,101,007
d
Maricopa County Industrial Development Authority ,
Benjamin Franklin Charter School Obligated Group , Revenue , 144A, 2018 A , 6% ,
7/01/38 ........................................................ 5,000,000 5,075,609
Benjamin Franklin Charter School Obligated Group , Revenue , 144A, 2018 A , 6% ,
7/01/52 ........................................................ 10,000,000 9,983,362
Grand Canyon University Obligated Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 8,800,000 9,117,002
Salt Verde Financial Corp. , Revenue , 2007-1 , 5.5% , 12/01/29 .................. 11,105,000 11,715,184
d
Sierra Vista Industrial Development Authority ,
American Leadership Academy, Inc. , Revenue , 144A, 2023 , 5.75% , 6/15/58 ...... 5,000,000 4,509,517
Georgetown Community Development Authority , Revenue , 144A, 2021 A , 5.375% ,
10/01/56 ....................................................... 18,880,000 14,717,385
Georgetown Community Development Authority , Revenue , 144A, 2021 B , 6.25% ,
10/01/36 ....................................................... 3,945,000 3,385,943
Georgetown Community Development Authority , Revenue , 144A, 2022 A , 7% ,
10/01/56 ....................................................... 2,327,000 2,263,912
Georgetown Community Development Authority , Revenue , 144A, 2022 B , 9% ,
10/01/37 ....................................................... 250,000 240,610
Tempe Industrial Development Authority ,
d
Mirabella at ASU, Inc. , Revenue , 144A, 2017 A , 6% , 10/01/37 ................ 1,900,000 1,606,630
d
Mirabella at ASU, Inc. , Revenue , 144A, 2017 A , 6.125% , 10/01/47 ............. 4,850,000 3,779,621
d
Mirabella at ASU, Inc. , Revenue , 144A, 2017 A , 6.125% , 10/01/52 ............. 2,800,000 2,125,359
Tempe Life Care Village Obligated Group , Revenue , 2019 , 5% , 12/01/50 ........ 4,550,000 4,203,234
Tempe Life Care Village Obligated Group , Revenue , 2019 , 5% , 12/01/54 ........ 8,000,000 7,260,033
Tempe Life Care Village Obligated Group , Revenue , 2021 B , 4% , 12/01/56 ....... 2,130,000 1,610,287
96,187,733
Arkansas 0.5%
Arkansas Development Finance Authority ,
d
Hybar LLC , Revenue , 144A, 2026 B , 7.5% , 7/01/48 ........................ 12,500,000 14,137,517
United States Steel Corp. , Revenue , 2022 , 5.45% , 9/01/52 ................... 3,000,000 3,028,008
United States Steel Corp. , Revenue , 2023 , 5.7% , 5/01/53 .................... 4,575,000 4,664,987
Fayetteville Public Facilities Board , Butterfield Trail Village, Inc. , Revenue , 2026 , 5.5% ,
12/01/60 ........................................................ 700,000 700,948
22,531,460

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California 16.6%
f
Alvord Unified School District , GO , 2011 B , AG Insured , 4.63%, 8/01/41 ........... $ 30,750,000 $ 15,650,265
e
California Community Choice Financing Authority , Revenue , 2024 B , Mandatory Put ,
5% , 12/01/32 ..................................................... 2,500,000 2,540,284
d
California Community College Financing Authority ,
NCCD-Napa Valley Properties LLC , Revenue , 144A, 2022 A , 4.25% , 7/01/32 ..... 500,000 420,492
NCCD-Napa Valley Properties LLC , Revenue , 144A, 2022 A , 5.75% , 7/01/60 ..... 17,500,000 11,732,996
c
NCCD-Napa Valley Properties LLC , Revenue, Sub. Lien , 144A, 2022 C , 6.75% ,
7/01/60 ........................................................ 7,000,000 4,895,092
d
California Community Housing Agency ,
Annadel Apartments , Revenue , 144A, 2019 A , 5% , 4/01/49 .................. 5,800,000 4,461,841
Arbors Apartments , Revenue , 144A, 2020 A , 5% , 8/01/50 .................... 16,360,000 15,063,390
Aster Apartments , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 2/01/43 .......... 10,315,000 9,302,888
Brio Apartments & Next on Lex Apartments , Revenue, Sub. Lien , 144A, 2021 A-2 ,
4% , 8/01/47 .................................................... 16,500,000 12,732,146
Fountains at Emerald Park , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/46 ... 18,890,000 16,076,964
K Street Flats , Revenue , 144A, 2021 A-2 , 4% , 8/01/50 ...................... 17,630,000 13,867,458
Mira Vista Hills Apartments , Revenue , 144A, 2021 A , 4% , 2/01/56 ............. 33,000,000 15,936,845
Twin Creek Apartments , Revenue, Junior Lien , 144A, 2022 B , 5.5% , 2/01/40 ..... 4,400,000 3,610,382
Verdant at Green Valley Apartments , Revenue , 144A, 2019 A , 5% , 8/01/49 ....... 17,000,000 15,502,628
d,e
California Infrastructure & Economic Development Bank , Desertxpress Enterprises
LLC , Revenue , 144A, 2025 B , Refunding , Mandatory Put , 12% , 11/02/26 ........ 1,200,000 762,000
California Municipal Finance Authority ,
e
Revenue , 2026 A-S , Mandatory Put , 9% , 2/01/45 .......................... 6,705,000 6,593,055
d
California Baptist University , Revenue , 144A, 2015 A , 5.5% , 11/01/45 ........... 17,400,000 16,989,310
d
Capital Christian Center , Revenue , 144A, 2021 A , 5% , 10/01/51 ............... 8,425,000 6,833,505
d,e
Foothill 150 LLC , Revenue , 144A, 2026 A , Mandatory Put , 6% , 7/01/36 ......... 3,000,000 3,000,000
a ,c ,d
California Pollution Control Financing Authority ,
CalPlant I LLC , Revenue , 144A, 2017 , 7.5% , 7/01/32 ....................... 24,500,000 245
CalPlant I LLC , Revenue , 144A, 2017 , 8% , 7/01/39 ........................ 10,000,000 100
CalPlant I LLC , Revenue , 144A, 2020 , 7.5% , 7/01/32 ....................... 10,000,000 100
d
California Public Finance Authority , Crossroads Christian Schools Obligated Group ,
Revenue , 144A, 2020 , 5% , 1/01/56 .................................... 4,015,000 3,442,759
d
California Statewide Communities Development Authority ,
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/39 ............. 1,275,000 1,286,376
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/49 ............. 3,725,000 3,691,254
d
City & County of San Francisco , District No. 2020-1 Development , Special Tax , 144A,
2021 B , 5.25% , 9/01/49 ............................................. 2,500,000 2,053,890
City of San Francisco , 5.25% , 9/01/49 .................................... 10,000,000 8,215,562
d
CMFA Special Finance Agency ,
Solana at Grand , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/45 ........... 30,420,000 26,701,593
Solana at Grand , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 8/01/56 .......... 1,700,000 1,414,483
d
CMFA Special Finance Agency Enclave , Revenue, Junior Lien , 144A, 2022 A-2 , 4.5% ,
8/01/51 ......................................................... 38,000,000 26,138,874
d
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-2 , 4% , 8/01/47 .............................................. 24,075,000 21,675,765
d
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 9,015,000 7,985,159
d
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... 21,215,000 17,148,772
d
CSCDA Community Improvement Authority ,
777 Place-Pomona , Revenue, Senior Lien , 144A, 2021 A-1 , 3.6% , 5/01/47 ....... 1,365,000 1,130,059
Cameo/Garrison Apartments , Revenue , 144A, 2021 B , 4% , 3/01/57 ............ 15,000,000 10,937,147
Crescent (The) , Revenue , 144A, 2022 B , 5.5% , 7/01/59 ..................... 15,935,000 11,715,213
Dublin , Revenue , 144A, 2021 B , 4% , 2/01/57 ............................. 7,500,000 5,537,337
Escondido Portfolio , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/48 ........ 8,635,000 6,062,485
Park Crossing Apartments , Revenue , 144A, 2021 B , 4% , 12/01/48 ............. 14,235,000 10,805,138
Renaissance at City Center , Revenue , 144A, 2020 A , 5% , 7/01/51 ............. 18,325,000 17,081,423

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
d
CSCDA Community Improvement Authority, (continued)
Waterscape Apartments , Revenue , 144A, 2021 B , 4% , 9/01/46 ................ $ 5,970,000 $ 4,996,346
Wood Creek Apartments , Revenue, Sub. Lien , 144A, 2021 B , 4% , 12/01/59 ...... 19,800,000 10,072,012
d
Golden State Connect Authority , Revenue , 144A, 2025 , 6.5% , 12/01/60 ........... 8,350,000 7,973,836
a
Illinois Finance Authority , Student Housing & Academic Facility , 12% , 1/01/65 ...... 1,200,000 —
M-S-R Energy Authority ,
Revenue , 2009 B , 6.125% , 11/01/29 ................................... 20,125,000 20,918,786
Revenue , 2009 B , 7% , 11/01/34 ....................................... 20,000,000 23,536,230
Revenue , 2009 C , 6.5% , 11/01/39 ..................................... 20,000,000 23,459,456
Palmdale Elementary School District ,
Community Facilities District No. 90-1 , Special Tax , 2012 A , AG Insured , 5.625% ,
8/01/34 ........................................................ 2,500,000 2,705,527
f
Community Facilities District No. 90-1 , Special Tax , 2012 A , AG Insured , 3.15%,
8/01/28 ........................................................ 1,500,000 1,413,353
f
Community Facilities District No. 90-1 , Special Tax , 2012 A , AG Insured , 3.45%,
8/01/30 ........................................................ 1,250,000 1,094,518
f
Community Facilities District No. 90-1 , Special Tax , 2012 A , AG Insured , 3.58%,
8/01/31 ........................................................ 1,250,000 1,051,592
f
Riverside County Transportation Commission ,
Revenue, Senior Lien , 2013 B , 3.79%, 6/01/32 ............................ 4,000,000 3,229,341
Revenue, Senior Lien , 2013 B , 3.87%, 6/01/33 ............................ 5,500,000 4,255,701
Revenue, Senior Lien , 2013 B , 4.9%, 6/01/41 ............................. 5,000,000 2,469,969
Revenue, Senior Lien , 2013 B , 4.96%, 6/01/42 ............................ 7,000,000 3,267,273
f
San Diego Unified School District ,
GO , 2012 E , 5.105%, 7/01/42 ......................................... 44,565,000 37,297,090
GO , 2012 E , 5.422%, 7/01/47 ......................................... 33,305,000 27,177,843
San Joaquin Hills Transportation Corridor Agency ,
Revenue , 1997 A , Refunding , 6% , 1/15/45 ............................... 35,834,000 44,716,536
Revenue , 1997 A , Refunding , 6% , 1/15/46 ............................... 35,834,000 45,004,444
f
Revenue, Junior Lien , ETM, 2.38%, 1/01/27 .............................. 72,100,000 71,525,651
San Mateo Foster City School District , GO , A , 6.625% , 8/01/42 ................. 40,000,000 44,648,912
f
San Mateo Union High School District , GO , 2011 A , 6.34%, 9/01/41 .............. 20,000,000 21,630,992
f
Silicon Valley Tobacco Securitization Authority , Revenue , 2007 C , 8.02%, 6/01/56 ... 60,000,000 6,037,026
767,477,709
Colorado 5.2%
3rd and Havana Metropolitan District , GO , 2020 A , 5.25% , 12/01/49 ............. 3,775,000 3,182,101
9th Avenue Metropolitan District No. 2 , GO , 2018 , 5% , 12/01/48 ................ 7,411,000 7,225,632
Allison Valley Metropolitan District No. 1 , GO , 2020 , Refunding , 5% , 12/01/47 ...... 5,134,000 4,862,053
Allison Valley Metropolitan District No. 2 , GO , 2020 , Refunding , 4.7% , 12/01/47 ..... 4,670,000 4,291,349
f
Aurora Crossroads Metropolitan District No. 2 , GO , 2025 A-1 , Refunding , 0.396%,
12/01/55 ........................................................ 4,760,000 4,467,460
Banning Lewis Ranch Regional Metropolitan District No. 1 , GO , 2018 A , 5.375% ,
12/01/48 ........................................................ 1,935,000 1,858,380
Baseline Metropolitan District No. 1 , GO , 2024 B , 6.75% , 12/15/54 .............. 2,500,000 2,455,847
Bradburn Metropolitan District No. 2 , GO , 2018 A , Pre-Refunded , 5% , 12/01/47 ..... 2,400,000 2,504,283
d
Broomfield Village Metropolitan District No. 2 , GO , 144A, 2021 A-2 , Refunding , 5% ,
12/01/49 ........................................................ 708,000 653,342
Clear Creek Transit Metropolitan District No. 2 ,
GO , 2021 A , 5% , 12/01/41 ........................................... 578,000 452,659
GO , 2021 A , 5% , 12/01/50 ........................................... 1,000,000 730,679
Colliers Hill Metropolitan District No. 2 , GO, Sub. Lien , 2022 B-1 , Refunding , 5.75% ,
12/15/47 ........................................................ 2,824,000 2,708,449
Colorado Health Facilities Authority ,
Aberdeen Ridge, Inc. Obligated Group , Revenue , 2021 A , 5% , 5/15/49 .......... 2,235,000 1,678,352
Aberdeen Ridge, Inc. Obligated Group , Revenue , 2021 A , 5% , 5/15/58 .......... 4,750,000 3,340,452
BSLC II Obligated Group , Revenue, Second Tier , 2025 , 5.25% , 9/15/45 ......... 3,600,000 3,642,834

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Health Facilities Authority, (continued)
Frasier Meadows Manor, Inc. Obligated Group , Revenue , 2017 A , Refunding , 5.25% ,
5/15/47 ........................................................ $ 6,500,000 $ 6,508,343
Conestoga Metropolitan District No. 2 , GO , 2021 A-3 , Refunding , 5.25% , 12/01/51 .. 1,625,000 1,430,245
Copperleaf Metropolitan District No. 5 , GO, Senior Lien , 2025 A , Refunding , 6.5% ,
12/01/55 ........................................................ 1,300,000 1,326,938
Copperleaf Metropolitan District No. 6 , GO , 2022 B , 6% , 12/15/41 ............... 1,225,000 1,231,100
Cornerstar Metropolitan District ,
GO , A , Refunding , 5.125% , 12/01/37 ................................... 2,000,000 1,999,821
GO , A , Refunding , 5.25% , 12/01/47 .................................... 5,200,000 5,011,165
Creekwalk Marketplace Business Improvement District , Revenue , 2024 A , Refunding ,
6% , 12/01/54 ..................................................... 7,500,000 7,389,569
Denver International Business Center Metropolitan District No. 1 , GO , 2019 B , 6% ,
12/01/48 ........................................................ 6,570,000 6,372,967
Eagle Brook Meadows Metropolitan District No. 3 , GO , 2021-3 , 5% , 12/01/51 ...... 1,600,000 1,463,674
Greenways Metropolitan District No. 1 , GO , 2021 A-3 , 4.625% , 12/01/51 .......... 1,580,000 1,279,947
d
Hidden Creek Metropolitan District , GO , 144A, 2021 A-3 , 4.625% , 12/01/45 ........ 1,140,000 980,950
d
Horizon Metropolitan District No. 2 , GO , 144A, 2021 A-3 , 4.5% , 12/01/51 .......... 1,675,000 1,293,312
Jay Grove Metropolitan District , GO , 2021 , 4.25% , 12/01/51 ................... 1,225,000 930,246
d
Jefferson Center Metropolitan District No. 2 , Revenue , 144A, 2026 A , Refunding , 6% ,
12/01/56 ........................................................ 5,000,000 4,916,310
Johnstown Farms East Metropolitan District , GO , 2021 , 5% , 12/01/51 ............ 1,500,000 1,258,049
Johnstown Plaza Metropolitan District , GO , 2022 , Refunding , 4.25% , 12/01/46 ..... 5,500,000 5,289,730
Liberty Ranch Metropolitan District , GO , 2021 A , Refunding , 5.25% , 12/01/51 ...... 6,590,000 5,703,137
Morgan Hill Metropolitan District No. 3 , GO , 2021 B , Refunding , 6.375% , 12/15/51 ... 1,465,000 1,424,273
Murphy Creek Metropolitan District No. 4 , GO , 2021 , 5% , 12/01/51 .............. 8,000,000 6,648,521
Nexus North at DIA Metropolitan District , GO , 2021 , 5% , 12/01/51 ............... 565,000 522,372
d,f
Pinery Commercial Metropolitan District No. 2 , GO , 144A, 2026 , 0.482%, 12/05/56 .. 4,000,000 3,475,712
d
Platte River Metropolitan District , GO, Senior Lien , 144A, 2023 A , Refunding , 6.5% ,
8/01/53 ......................................................... 934,000 943,909
Prairie Center Metropolitan District No. 3 , GO , 2024 A , Refunding , 5.875% , 12/15/46 . 750,000 781,759
Prairie Center Metropolitan District No. 7 , GO , 2021 , 6.375% , 6/15/46 ............ 1,330,000 1,329,736
Ptarmigan West Metropolitan District No. 2 , GO , 2021-3 , 4.125% , 12/01/51 ........ 1,475,000 1,041,850
Public Authority for Colorado Energy ,
Revenue , 2008 , 6.25% , 11/15/28 ...................................... 8,165,000 8,450,850
Revenue , 2008 , 6.5% , 11/15/38 ....................................... 60,100,000 69,260,719
Raindance Metropolitan District No. 1 , Non-Potable Water System , Revenue , 2020 ,
5.25% , 12/01/50 ................................................... 4,250,000 4,050,139
Reunion Metropolitan District , Water Activity Enterprise , Revenue , 2021 A , 3.625% ,
12/01/44 ........................................................ 5,700,619 4,263,727
RRC Metropolitan District No. 2 , GO , 2021 , 5.25% , 12/01/51 ................... 5,625,000 4,830,462
Southglenn Metropolitan District ,
GO , 2016 , Refunding , 5% , 12/01/30 .................................... 3,470,000 3,470,423
GO , 2016 , Refunding , 5% , 12/01/36 .................................... 810,000 797,384
GO , 2016 , Refunding , 5% , 12/01/46 .................................... 3,700,000 3,455,847
d
STC Metropolitan District No. 2 , GO, Second Lien , 144A, 2025 A-2 , Refunding , 6.25% ,
12/01/55 ........................................................ 3,500,000 3,516,486
Trails at Crowfoot Metropolitan District No. 3 , GO , 2024 B , Refunding ,
6.875% , 12/15/52 .................................................. 1,215,000 1,174,930
Village Metropolitan District (The) , GO , 2025 A , 5.75% , 12/01/55 ................ 1,955,000 1,959,296
Villages at Castle Rock Metropolitan District No. 4 , 1989 , 8.5% , 6/01/31 .......... 3,000,000 2,700,000
Waterfront at Foster Lake Metropolitan District No. 2 ,
GO , 2022 A3-1 , 5% , 12/01/42 ......................................... 3,705,000 3,276,380
GO , 2022 A3-1 , 5% , 12/01/51 ......................................... 4,085,000 3,203,528
f
GO , 2022 A3-2 , 1.094%, 12/01/51 ..................................... 5,130,000 3,739,946
Water Tap Fee , Revenue , 2022 , 4.625% , 12/01/28 ......................... 6,000,000 5,624,085

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
d
West Meadow Metropolitan District , GO, Senior Lien , 144A, 2023 A , Refunding , 6.5% ,
12/01/50 ........................................................ $ 2,750,000 $ 2,803,838
241,185,547
Connecticut 0.6%
f
Aquarion Water Authority ,
Water System , Revenue , 2026 C , 5.4%, 8/01/53 .......................... 1,915,000 464,526
Water System , Revenue , 2026 C , 5.42%, 8/01/54 .......................... 1,750,000 401,212
Water System , Revenue , 2026 C , 5.43%, 8/01/55 .......................... 1,935,000 419,415
Water System , Revenue , 2026 E , BAM Insured , 5.37%, 8/01/50 ............... 2,000,000 572,558
Water System , Revenue , 2026 E , 5.5%, 8/01/51 ........................... 1,500,000 394,868
Water System , Revenue , 2026 E , BAM Insured , 5.44%, 8/01/52 ............... 1,000,000 253,348
Connecticut State Health & Educational Facilities Authority ,
d
Church Home of Hartford Obligated Group , Revenue , 144A, 2016 A , 5% , 9/01/46 .. 1,000,000 962,508
d
Church Home of Hartford Obligated Group , Revenue , 144A, A , 5% , 9/01/53 ...... 7,850,000 7,330,245
Masonicare Corp. Obligated Group , Revenue , F , Refunding , 5% , 7/01/43 ........ 6,500,000 6,374,137
d
McLean Affiliates Obligated Group , Revenue , 144A, 2020 A , 5% , 1/01/45 ........ 1,000,000 900,759
d
McLean Affiliates Obligated Group , Revenue , 144A, 2020 A , 5% , 1/01/55 ........ 5,695,000 4,715,422
Stamford Housing Authority ,
TJH Senior Living LLC Obligated Group , Revenue , 2025 A , Refunding , 6.375% ,
10/01/45 ....................................................... 1,415,000 1,481,967
TJH Senior Living LLC Obligated Group , Revenue , 2025 A , Refunding , 6.5% ,
10/01/55 ....................................................... 1,765,000 1,814,021
TJH Senior Living LLC Obligated Group , Revenue , 2025 A , Refunding , 6.25% ,
10/01/60 ....................................................... 1,280,000 1,287,055
27,372,041
Florida 19.3%
Abbott Square Community Development District ,
Special Assessment , 2022 , 5.375% , 6/15/42 ............................. 1,075,000 1,089,307
Special Assessment , 2022 , 5.5% , 6/15/52 ............................... 1,695,000 1,671,778
Anabelle Island Community Development District ,
Special Assessment , 2022 , 2.7% , 5/01/27 ............................... 140,000 138,986
Special Assessment , 2022 , 3.1% , 5/01/32 ............................... 750,000 705,769
Special Assessment , 2022 , 3.5% , 5/01/42 ............................... 1,945,000 1,603,132
Antillia Community Development District , Special Assessment , 2024 , 5.6% , 5/01/44 . 445,000 449,201
Arbors Community Development District ,
2023 Project Area , Special Assessment , 2023 , 4.5% , 5/01/30 ................. 440,000 445,497
2023 Project Area , Special Assessment , 2023 , 5.4% , 5/01/43 ................. 1,705,000 1,736,189
2023 Project Area , Special Assessment , 2023 , 5.625% , 5/01/53 ............... 2,235,000 2,238,165
d
2024 Project Area , Special Assessment , 144A, 2024 , 5.15% , 5/01/44 ........... 630,000 623,731
Artisan Lakes East Community Development District ,
Assessment Area 2 , Special Assessment , 2021-1 , 2.75% , 5/01/31 ............. 250,000 235,226
Assessment Area 2 , Special Assessment , 2021-1 , 3.125% , 5/01/41 ............ 470,000 371,518
d
Assessment Area 2 , Special Assessment , 144A, 2021-2 , 2.75% , 5/01/31 ........ 275,000 258,748
d
Assessment Area 2 , Special Assessment , 144A, 2021-2 , 3.125% , 5/01/41 ....... 515,000 407,089
Astonia Community Development District ,
d
Area 1 , Special Assessment , 144A, 2020 , 4% , 5/01/40 ...................... 540,000 505,012
d
Area 1 , Special Assessment , 144A, 2020 , 4% , 5/01/51 ...................... 1,370,000 1,165,062
d
Assessment Area 2 , Special Assessment , 144A, 2021 , 3% , 5/01/31 ............ 500,000 473,667
d
Assessment Area 2 , Special Assessment , 144A, 2021 , 3.2% , 5/01/41 ........... 750,000 603,256
Assessment Area 3 , Special Assessment , 2023 , 5.125% , 6/15/43 .............. 410,000 412,413
Assessment Area 3 , Special Assessment , 2023 , 5.375% , 6/15/53 .............. 740,000 732,225
d
North Parcel Assessment Area , Special Assessment , 144A, 2021 , 3% , 5/01/31 .... 320,000 305,105
d
North Parcel Assessment Area , Special Assessment , 144A, 2021 , 3.2% , 5/01/41 .. 750,000 610,701
Aurora Oaks Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.35% , 5/01/44 ............... 665,000 643,812

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Aurora Oaks Community Development District, (continued)
Assessment Area 1 , Special Assessment , 2024 , 5.625% , 5/01/55 .............. $ 1,030,000 $ 963,472
Avalon Groves Community Development District ,
Special Assessment, Sub. Lien , 2021 , 3.125% , 5/01/41 ..................... 360,000 293,631
Special Assessment, Sub. Lien , 2021 , 4% , 5/01/51 ......................... 500,000 422,092
Assessment Area 3 , Special Assessment , 2021 , 3% , 5/01/32 ................. 200,000 193,623
Assessment Area 3 , Special Assessment , 2021 , 3.375% , 5/01/41 .............. 495,000 426,869
Avalon Park West Community Development District ,
d
2020 Project Area , Special Assessment , 144A, 2020 , Refunding , 3.25% , 5/01/30 .. 175,000 170,992
d
2020 Project Area , Special Assessment , 144A, 2020 , Refunding , 3.75% , 5/01/40 .. 580,000 514,880
d
2020 Project Area , Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/51 ..... 880,000 705,025
2022 Project Area , Special Assessment , 2022 , 5.5% , 5/01/42 ................. 500,000 511,730
2022 Project Area , Special Assessment , 2022 , 5.625% , 5/01/52 ............... 875,000 883,774
d
Ave Maria Stewardship Community District , BAN Assessment , Special Assessment ,
144A, 2023 , 5.5% , 5/01/53 ........................................... 2,790,000 2,756,054
Avenir Community Development District ,
Assessment Area 3 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 3,015,000 3,072,763
Parcel A-18 , Special Assessment , 2024 A , 4.875% , 5/01/31 .................. 230,000 232,840
Parcel A-18 , Special Assessment , 2024 A , 5.75% , 5/01/44 ................... 1,005,000 1,046,179
Parcel A-18 , Special Assessment , 2024 A , 6% , 5/01/55 ..................... 1,625,000 1,602,050
Aviary at Rutland Ranch Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 3.1% , 11/01/31 ............... 170,000 165,117
Assessment Area 2 , Special Assessment , 2021 , 3.4% , 11/01/41 ............... 410,000 353,424
Babcock Ranch Community Independent Special District ,
d
Assessment Area , Special Assessment , 144A, 2026 , 5.75% , 5/01/56 ........... 885,000 871,669
Assessment Area 2 , Special Assessment , 2021 , 2.875% , 5/01/31 .............. 465,000 439,017
Assessment Area 2C , Special Assessment , 2020 , 3% , 5/01/30 ................ 205,000 199,459
Assessment Area 2C , Special Assessment , 2020 , 4% , 5/01/40 ................ 775,000 708,588
Assessment Area 2C , Special Assessment , 2020 , 4% , 5/01/51 ................ 1,550,000 1,256,207
Assessment Area 3A , Special Assessment , 2020 , 3% , 5/01/30 ................ 205,000 199,733
Assessment Area 3B , Special Assessment , 2020 , 4% , 5/01/40 ................ 385,000 352,731
Balm Grove Community Development District , Special Assessment , 2022 , 3.25% ,
11/01/27 ........................................................ 435,000 432,692
Bannon Lakes Community Development District ,
d
Phase 2 , Special Assessment , 144A, 2021 , 3.5% , 5/01/41 ................... 700,000 597,518
Phase 3 , Special Assessment , 2022 , 3.3% , 5/01/32 ........................ 365,000 332,454
Phase 3 , Special Assessment , 2022 , 4% , 5/01/42 .......................... 1,360,000 1,126,467
Bella Tara Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , 6.125% , 5/01/56 .............. 1,600,000 1,616,369
Master Infrastructure Project , Special Assessment , 2025 , 6.5% , 5/01/56 ......... 4,000,000 4,038,832
Bellehaven Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , 5.8% , 5/01/45 ................ 1,295,000 1,322,922
Assessment Area 1 , Special Assessment , 2025 , 6.05% , 5/01/55 ............... 1,215,000 1,223,866
Belmond Reserve Community Development District ,
2020 Project , Special Assessment , 2020 , 4% , 5/01/40 ...................... 1,745,000 1,623,559
2020 Project , Special Assessment , 2020 , 4% , 5/01/51 ...................... 2,000,000 1,606,947
Belmont II Community Development District ,
Special Assessment , 2020 , 3.125% , 12/15/30 ............................. 325,000 317,022
Special Assessment , 2020 , 3.625% , 12/15/40 ............................. 1,390,000 1,258,515
Berry Bay Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 3.125% , 5/01/31 .............. 400,000 380,214
Assessment Area 1 , Special Assessment , 2021 , 3.625% , 5/01/41 .............. 1,250,000 1,034,735
Assessment Area 2 , Special Assessment , 2023 , 5.5% , 5/01/43 ................ 985,000 1,019,224
Assessment Area 2 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 1,675,000 1,703,785
Berry Bay II Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 4.45% , 5/01/31 ............... 105,000 104,970

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Berry Bay II Community Development District, (continued)
Assessment Area 1 , Special Assessment , 2024 , 5.2% , 5/01/44 ................ $ 145,000 $ 139,536
Big Cypress Stewardship District , Assessment Area 1 , Special Assessment , 2026 ,
5.75% , 5/01/55 ................................................... 1,850,000 1,761,629
Black Creek Community Development District ,
Special Assessment , 2022 , 5.125% , 6/15/32 ............................. 150,000 155,676
Special Assessment , 2022 , 5.625% , 6/15/52 ............................. 2,000,000 2,014,985
Blackwell Community Development District , Special Assessment , 2026 , 5.75% , 5/01/56 575,000 551,528
Boggy Branch Community Development District ,
Special Assessment , 2021 , 3% , 5/01/31 ................................. 450,000 426,666
Special Assessment , 2021 , 3.5% , 5/01/41 ............................... 1,165,000 952,800
Bradbury Community Development District , Special Assessment , 2023 , 5.5% , 5/01/53 2,245,000 2,196,372
Bridgewalk Community Development District ,
Assessment Area 2 , Special Assessment , 2023 , 6.25% , 12/15/43 .............. 760,000 795,509
Assessment Area 2 , Special Assessment , 2023 , 6.5% , 12/15/53 ............... 700,000 724,666
Bridgewater North Community Development District ,
Assessments , Special Assessment , 2022 , 3.125% , 5/01/27 .................. 45,000 44,766
Assessments , Special Assessment , 2022 , 3.5% , 5/01/32 .................... 350,000 335,314
Bridle Creek Community Development District , Special Assessment , 2025 , 6.375% ,
5/01/56 ......................................................... 3,525,000 3,559,158
Brightshore Community Development District , Assessments , Special Assessment ,
2026 , 5.7% , 5/01/57 ................................................ 2,965,000 2,816,279
Brightwater Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.85% , 5/01/31 ............... 280,000 272,343
d
Assessment Area 2 , Special Assessment , 144A, 2024 , 5.35% , 5/01/44 .......... 405,000 408,531
d
Assessment Area 2 , Special Assessment , 144A, 2024 , 5.625% , 5/01/55 ......... 540,000 537,729
Brookstone Community Development District ,
Assessment Area 2 , Special Assessment , 2022 , 4.75% , 5/01/32 ............... 325,000 329,869
Assessment Area 2 , Special Assessment , 2022 , 5.5% , 5/01/42 ................ 1,000,000 1,014,599
Assessment Area 2 , Special Assessment , 2022 , 5.625% , 5/01/52 .............. 1,750,000 1,749,751
Buckhead Trails Community Development District ,
Special Assessment , 2022 , 5.25% , 5/01/32 .............................. 400,000 411,070
Special Assessment , 2022 , 5.625% , 5/01/42 ............................. 1,000,000 1,025,515
Special Assessment , 2022 , 5.75% , 5/01/52 .............................. 1,410,000 1,405,107
Special Assessment , 2024 , 4.7% , 5/01/31 ............................... 245,000 246,588
Special Assessment , 2024 , 5.6% , 5/01/44 ............................... 395,000 398,975
Special Assessment , 2024 , 5.875% , 5/01/54 ............................. 885,000 888,350
Buckhead Trails II Community Development District , Assessment Area 1 , Special
Assessment , 2026 , 5.8% , 5/01/56 ..................................... 1,045,000 1,015,113
Buena Lago Community Development District , Assessment Area 1 , Special
Assessment , 2022 , 5.5% , 5/01/52 ..................................... 1,135,000 1,145,357
d
Cape Coral Health Facilities Authority , Gulf Care, Inc. Obligated Group , Revenue,
Senior Lien , 144A, 2015 , Refunding , 6% , 7/01/45 .......................... 5,250,000 3,399,409
d
Capital Projects Finance Authority , PRG - UnionWest Properties LLC , Revenue, Senior
Lien , 144A, 2024 A-1 , 5% , 6/01/58 ..................................... 1,250,000 982,481
d
Capital Trust Agency, Inc. ,
AcadeMir Charter School West , Revenue , 144A, 2021 A , 3% , 7/01/31 .......... 100,000 93,977
AcadeMir Charter School West , Revenue , 144A, 2021 A , 4% , 7/01/41 .......... 450,000 386,838
AcadeMir Charter School West , Revenue , 144A, 2021 A , 4% , 7/01/51 .......... 540,000 415,009
AcadeMir Charter School West , Revenue , 144A, 2021 A , 4% , 7/01/56 .......... 445,000 329,980
AcadeMir Charter School West , Revenue , 144A, 2021 A-2 , 4% , 7/01/41 ......... 750,000 644,731
AcadeMir Charter School West , Revenue , 144A, 2021 A-2 , 4% , 7/01/51 ......... 975,000 749,321
AcadeMir Charter School West , Revenue , 144A, 2021 A-2 , 4% , 7/01/56 ......... 750,000 556,992
f
Educational Growth Fund LLC , Revenue, Sub. Lien , 144A, 2021 B , 6.2%, 7/01/31 . 7,400,000 5,533,245
Sarasota-Manatee Jewish Housing Council Obligated Group , Revenue , 144A, 2017 ,
Refunding , 5% , 7/01/46 ............................................ 3,250,000 2,435,808
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-2 , 4.43% , 1/01/57 ........... 10,245,000 7,221,756

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
d
Capital Trust Agency, Inc., (continued)
South Tech Schools Obligated Group , Revenue , 144A, 2020 A , Pre-Refunded , 5% ,
6/15/55 ........................................................ $ 3,805,000 $ 3,872,422
University Bridge LLC , Revenue , 144A, 2018 A , 5.25% , 12/01/43 .............. 27,380,000 26,920,254
WFCS Holdings II LLC , Revenue , 144A, 2021 A-1 , 3.3% , 1/01/31 .............. 540,000 512,999
WFCS Holdings LLC , Revenue , 144A, 2020 A-1 , 5% , 1/01/55 ................. 3,500,000 2,930,107
d
Capital Trust Authority ,
f
Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 , Refunding , 6.56%,
3/01/29 ........................................................ 16,900,000 14,419,214
Madrone Florida Tech Student Housing I LLC , Revenue , 144A, 2025 A , 5.25% ,
7/01/55 ........................................................ 275,000 256,233
Madrone Florida Tech Student Housing I LLC , Revenue , 144A, 2025 A , 5.375% ,
7/01/65 ........................................................ 4,800,000 4,464,256
Caymas Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.3% , 5/01/44 ................ 800,000 797,541
Assessment Area 1 , Special Assessment , 2024 , 5.625% , 5/01/54 .............. 690,000 665,891
Celebration Community Development District ,
Special Assessment , 2021 , 2.75% , 5/01/31 .............................. 240,000 228,168
Special Assessment , 2021 , 3.125% , 5/01/41 ............................. 590,000 475,859
c
Celebration Pointe Community Development District No. 1 , Special Assessment , 2021 ,
3.375% , 5/01/41 ................................................... 885,000 708,000
Center Lake Ranch West Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/43 ............... 1,360,000 1,403,928
Assessment Area 1 , Special Assessment , 2023 , 6% , 5/01/54 ................. 2,320,000 2,362,300
Central Parc Community Development District ,
Special Assessment , 2024 , 5.7% , 5/01/44 ............................... 500,000 499,052
Special Assessment , 2024 , 6% , 5/01/54 ................................. 750,000 736,857
Chaparral Palm Bay Community Development District ,
Assessment Area 2 , Special Assessment , 2024 , 5.2% , 5/01/44 ................ 795,000 779,962
Assessment Area 2 , Special Assessment , 2024 , 5.5% , 5/01/55 ................ 1,740,000 1,666,343
Assessments , Special Assessment , 2020 A-1 , 4% , 5/01/40 ................... 1,220,000 1,135,096
Assessments , Special Assessment , 2020 A-1 , 4% , 5/01/50 ................... 1,985,000 1,688,037
Chapel Creek Community Development District ,
d
Assessment Area , Special Assessment , 144A, 2021 , 3% , 5/01/31 .............. 165,000 159,876
d
Assessment Area , Special Assessment , 144A, 2021 , 3.375% , 5/01/41 .......... 540,000 467,624
Assessment Area , Special Assessment , 2024 , 5.5% , 5/01/44 ................. 465,000 467,665
Assessment Area , Special Assessment , 2024 , 5.75% , 5/01/54 ................ 865,000 848,303
d
Chapel Crossings Community Development District ,
Assessments , Special Assessment , 144A, 2020 , 3.2% , 5/01/30 ............... 520,000 502,381
Assessments , Special Assessment , 144A, 2020 , 3.7% , 5/01/40 ............... 1,695,000 1,459,603
Charlotte County Industrial Development Authority ,
d
MSKP Town & Country Utility LLC , Revenue , 144A, 2021 B , 5% , 10/01/36 ....... 2,300,000 2,100,141
MSKP Town & Country Utility LLC , Revenue , 2025 , 6.125% , 10/01/55 .......... 3,175,000 3,226,822
Coddington Community Development District ,
Assessments , Special Assessment , 2022 , 5.75% , 5/01/42 ................... 610,000 629,324
Assessments , Special Assessment , 2022 , 5.75% , 5/01/52 ................... 1,090,000 1,108,563
Connerton East Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.25% , 6/15/43 ............... 1,435,000 1,456,955
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 6/15/53 .............. 2,245,000 2,205,891
Copes Landing Community Development District ,
2023 Project Area , Special Assessment , 2023 , 5.75% , 5/01/43 ................ 285,000 296,761
2023 Project Area , Special Assessment , 2023 , 5.875% , 5/01/53 ............... 1,825,000 1,878,945
Coral Creek Community Development District ,
Special Assessment , 2024 , 5.45% , 5/01/44 .............................. 1,990,000 2,003,916
Special Assessment , 2024 , 5.75% , 5/01/54 .............................. 1,560,000 1,536,166

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Coral Lakes Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.5% , 11/01/44 ............... $ 780,000 $ 791,999
Assessment Area 1 , Special Assessment , 2024 , 5.75% , 11/01/53 .............. 1,000,000 999,283
Cordoba Ranch Community Development District ,
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/31 ............. 835,000 809,246
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/37 ............. 825,000 720,128
Cordova Palms Community Development District ,
Special Assessment , 2021 , 2.8% , 5/01/31 ............................... 330,000 309,987
Special Assessment , 2021 , 3% , 5/01/41 ................................. 995,000 781,719
Special Assessment , 2022-1 , 5.7% , 5/01/42 .............................. 270,000 279,847
Special Assessment , 2022-1 , 5.8% , 5/01/53 .............................. 400,000 410,718
Assessment Area 1 , Special Assessment , 2022-2 , 4.5% , 5/01/27 .............. 15,000 15,072
Assessment Area 1 , Special Assessment , 2022-2 , 5.1% , 5/01/32 .............. 330,000 338,950
Assessment Area 1 , Special Assessment , 2022-2 , 5.4% , 5/01/42 .............. 1,005,000 1,024,172
Assessment Area 1 , Special Assessment , 2022-2 , 5.6% , 5/01/53 .............. 1,970,000 1,998,668
d
County of Okaloosa , AIR Force Enlisted Village, Inc. Obligated Group , Revenue , 144A,
2025 , 5.75% , 5/15/60 ............................................... 1,500,000 1,503,786
Creekview Community Development District ,
Phase 1 , Special Assessment , 2022 , 4.25% , 5/01/32 ....................... 455,000 450,184
Phase 2 , Special Assessment , 2024 , 4.6% , 5/01/31 ........................ 710,000 712,411
Phase 2 , Special Assessment , 2024 , 5.375% , 5/01/44 ...................... 1,920,000 1,887,325
Phase 2 , Special Assessment , 2024 , 5.625% , 5/01/55 ...................... 2,170,000 2,069,283
Cresswind DeLand Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.75% , 5/01/54 .................................... 730,000 707,203
d
Crestview II Community Development District ,
Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/31 ................... 213,000 216,797
Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/37 ................... 475,000 465,106
Cross Creek North Community Development District ,
Special Assessment , 2023 , 5.125% , 5/01/43 ............................. 990,000 997,887
Special Assessment , 2023 , 5.375% , 5/01/53 ............................. 1,245,000 1,242,681
Crossings Community Development District ,
Area 2 , Special Assessment , 2024 , 5.35% , 5/01/44 ........................ 425,000 421,784
Area 2 , Special Assessment , 2024 , 5.6% , 5/01/54 ......................... 385,000 371,769
Crosswinds East Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.5% , 5/01/44 ................ 1,220,000 1,224,713
Assessment Area 1 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 1,500,000 1,489,268
Assessment Area 2 , Special Assessment , 2024 , 4.5% , 5/01/31 ................ 150,000 150,626
Crystal Cay Community Development District ,
Special Assessment , 2021 , 2.7% , 5/01/31 ............................... 200,000 194,444
Special Assessment , 2021 , 3.05% , 5/01/41 .............................. 850,000 739,863
Special Assessment , 2021 , 4% , 5/01/51 ................................. 1,000,000 863,572
d
Curiosity Creek Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2024 , 5.4% , 5/01/44 ........... 490,000 482,489
Assessment Area 1 , Special Assessment , 144A, 2024 , 5.7% , 5/01/55 ........... 800,000 766,830
Curiosity Creek Community Development District Assessment Area 2 , Special
Assessment , 144A, 2025 , 5.875% , 5/01/56 ............................. 2,550,000 2,455,641
d
Currents Community Development District , Assessments , Special Assessment , 144A,
2020 A , 4% , 5/01/40 ................................................ 3,100,000 2,791,194
Cypress Bay West Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.25% , 5/01/43 ............... 1,370,000 1,376,638
Assessment Area 1 , Special Assessment , 2023 , 5.5% , 5/01/53 ................ 1,200,000 1,191,983
d
Cypress Bluff Community Development District ,
Special Assessment , 144A, 2020 A , 3.125% , 5/01/30 ....................... 165,000 161,849
Special Assessment , 144A, 2020 A , 3.625% , 5/01/40 ....................... 800,000 711,338
Special Assessment , 144A, 2020 A , 3.8% , 5/01/50 ......................... 1,160,000 924,868

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Cypress Creek Reserve Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , 5.75% , 5/01/45 ............... $ 525,000 $ 537,106
Assessment Area 1 , Special Assessment , 2025 , 6% , 5/01/56 ................. 1,355,000 1,365,599
Cypress Park Estates Community Development District ,
Assessment Area , Special Assessment , 2022 , 4.375% , 5/01/27 ............... 25,000 25,103
Assessment Area , Special Assessment , 2022 , 4.75% , 5/01/32 ................ 350,000 356,821
d
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.25% , 5/01/30 .......... 240,000 233,544
d
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.875% , 5/01/40 ......... 1,170,000 1,073,610
d
Assessment Area 1 , Special Assessment , 144A, 2020 , 4% , 5/01/51 ............ 1,210,000 967,303
d
Cypress Reserve Community Development District , Assessments , Special Assessment ,
144A, 2025 , 5.8% , 5/01/56 ........................................... 1,645,000 1,593,531
Cypress Ridge Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.625% , 5/01/43 .............. 1,045,000 1,061,914
Assessment Area 1 , Special Assessment , 2023 , 5.875% , 5/01/53 .............. 895,000 901,647
Darby Community Development District ,
Assessments , Special Assessment , 2024 A-1 , 5.625% , 5/01/44 ............... 1,290,000 1,309,019
Assessments , Special Assessment , 2024 A-1 , 6% , 5/01/54 ................... 1,610,000 1,619,503
Assessments , Special Assessment , 2024 A-2 , 5.875% , 5/01/35 ............... 100,000 102,165
Deerbrook Community Development District ,
Special Assessment , 2023 , 4.375% , 5/01/30 ............................. 85,000 85,641
Special Assessment , 2023 , 5.5% , 5/01/53 ............................... 1,250,000 1,224,609
Deering Park Stewardship District ,
DPSD JV1 No. 1 Assessment Area , Special Assessment , 2025 , 6% , 5/01/45 ..... 3,000,000 3,077,026
DPSD JV1 No. 1 Assessment Area , Special Assessment , 2025 , 6.25% , 5/01/55 ... 2,300,000 2,329,478
Del Webb Oak Creek Community Development District ,
Special Assessment , 2023 , 5% , 5/01/43 ................................. 1,425,000 1,427,958
Special Assessment , 2023 , 5.25% , 5/01/53 .............................. 1,985,000 1,924,568
DG Farms Community Development District ,
Special Assessment , 2020 , 3.25% , 5/01/30 .............................. 185,000 180,763
Special Assessment , 2020 , 3.75% , 5/01/40 .............................. 255,000 225,201
Dowden West Community Development District ,
Special Assessment , 2024 , 5.25% , 5/01/44 .............................. 495,000 493,474
Special Assessment , 2024 , 5.55% , 5/01/54 .............................. 855,000 827,754
DW Bayview Community Development District ,
d
Assessment Area , Special Assessment , 144A, 2021 , 3% , 5/01/32 .............. 430,000 414,674
d
Assessment Area , Special Assessment , 144A, 2021 , 3.375% , 5/01/41 .......... 1,160,000 1,006,002
Assessment Area , Special Assessment , 2022 , 4.5% , 5/01/32 ................. 185,000 187,914
Assessment Area , Special Assessment , 2022 , 5.125% , 5/01/42 ............... 1,115,000 1,120,763
East 547 Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 3% , 5/01/31 ................. 90,000 87,336
Assessment Area 1 , Special Assessment , 2021 , 3.3% , 5/01/41 ................ 375,000 320,302
Assessment Area 2 , Special Assessment , 2023 , 6.25% , 5/01/43 ............... 230,000 241,210
Assessment Area 2 , Special Assessment , 2023 , 6.5% , 5/01/54 ................ 430,000 447,791
East Bonita Beach Road Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/32 ................. 255,000 244,146
Assessment Area 2 , Special Assessment , 2021 , 3.25% , 5/01/41 ............... 750,000 617,310
East Nassau Stewardship District ,
Special Assessment , 2025 , 6.25% , 5/01/56 .............................. 7,130,000 7,225,797
Assessments , Special Assessment , 2021 , 3% , 5/01/31 ...................... 500,000 484,490
Assessments , Special Assessment , 2021 , 3.5% , 5/01/41 .................... 1,185,000 1,030,914
Wildlight Village Phase 3 , Special Assessment , 2024 , 5.25% , 5/01/44 ........... 1,500,000 1,478,434
East Ridge Community Development District , Assessment Area 1 , Special Assessment ,
2026 , 6% , 5/01/57 ................................................. 1,600,000 1,551,606
Eden Hills Community Development District ,
Assessment Area , Special Assessment , 2020 , 3.25% , 5/01/30 ................ 90,000 88,755
Assessment Area , Special Assessment , 2022 , 3.25% , 5/01/27 ................ 95,000 94,881

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Eden Hills Community Development District, (continued)
Assessment Area , Special Assessment , 2022 , 3.625% , 5/01/32 ............... $ 610,000 $ 599,620
Edgewater East Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 3.1% , 5/01/31 ................ 700,000 668,067
Assessment Area 2 , Special Assessment , 2022 , 4% , 5/01/42 ................. 3,975,000 3,437,956
Edgewater West Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 4.5% , 5/01/31 ................ 765,000 764,784
Assessment Area 1 , Special Assessment , 2024 , 5.25% , 5/01/44 ............... 2,000,000 1,931,438
Assessment Area 1 , Special Assessment , 2024 , 5.5% , 5/01/54 ................ 2,750,000 2,610,824
Assessment Area 2 , Special Assessment , 2026 , 5.875% , 5/01/56 .............. 1,000,000 992,685
d
Enbrook Community Development District ,
Special Assessment , 144A, 2020 , 4% , 5/01/40 ............................ 500,000 437,100
Special Assessment , 144A, 2020 , 4% , 5/01/51 ............................ 1,150,000 913,437
Entrada Community Development District ,
Special Assessment , 2023 , 5.6% , 5/01/43 ............................... 500,000 519,036
d
Assessments , Special Assessment , 144A, 2021 , 2.625% , 5/01/31 ............. 370,000 350,715
d
Assessments , Special Assessment , 144A, 2021 , 3.125% , 5/01/41 ............. 935,000 764,342
Epperson North Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/31 ................. 235,000 223,006
Assessment Area 2 , Special Assessment , 2021 , 3.5% , 5/01/41 ................ 1,200,000 1,002,040
Assessment Area 3 , Special Assessment , 2021 A , 2.45% , 11/01/26 ............ 125,000 124,699
Assessment Area 3 , Special Assessment , 2021 A , 3.1% , 11/01/31 ............. 400,000 377,506
Assessment Area 4 , Special Assessment , 2024 , 5.3% , 5/01/44 ................ 465,000 458,339
Assessment Area 4 , Special Assessment , 2024 , 5.6% , 5/01/55 ................ 500,000 479,053
Epperson Ranch II Community Development District , Assessment Area 2 , Special
Assessment , 2020 , 3.625% , 5/01/30 ................................... 345,000 337,670
Esplanade at Wellen Park Community Development District , Special Assessment ,
2026 , 5.7% , 5/01/56 ................................................ 1,945,000 1,878,240
d
Everlands Community Development District , Assessment Area 2 Phase 2 , Special
Assessment , 144A, 2024 , 5.5% , 6/15/54 ................................ 2,350,000 2,270,856
Everlands II Community Development District , Special Assessment , 2024 , 5.2% ,
6/15/44 ......................................................... 500,000 500,484
Fallschase Community Development District , Special Assessment , 2021 , 3.375% ,
5/01/41 ......................................................... 1,000,000 807,882
Feed Mill Community Development District , Parcel 1 Assessment Area 1 , Special
Assessment , 2025 , 5.875% , 5/01/56 ................................... 4,570,000 4,449,497
d
Florida Development Finance Corp. ,
e
Brightline Florida Holdings LLC , Revenue , 144A, 2025 B , Mandatory Put , 10% ,
9/01/26 ........................................................ 3,275,000 2,128,750
Glenridge on Palmer Ranch Obligated Group , Revenue , 144A, 2021 , Refunding , 5% ,
6/01/31 ........................................................ 450,000 469,746
Glenridge on Palmer Ranch Obligated Group , Revenue , 144A, 2021 , Refunding , 5% ,
6/01/51 ........................................................ 5,500,000 5,031,967
Mayflower Retirement Center, Inc. Obligated Group , Revenue , 144A, 2020 A , 5.25% ,
6/01/50 ........................................................ 7,000,000 6,681,244
Mayflower Retirement Center, Inc. Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 6/01/55 ............................................ 3,900,000 2,877,579
d
Florida Local Government Finance Commission ,
BridgePrep Academy, Inc. Obligated Group , Revenue , 144A, 2025 A , 6.125% ,
6/15/65 ........................................................ 12,400,000 12,368,748
Ponte Vedra Pine Co. LLC Obligated Group , Revenue , 144A, 2025 A , 6.75% ,
11/15/55 ....................................................... 2,650,000 2,771,369
d
Forest Lake Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.25% , 5/01/30 .......... 280,000 273,400
Assessment Area 2 , Special Assessment , 144A, 2022 , 4.75% , 5/01/27 .......... 10,000 10,054
Assessment Area 2 , Special Assessment , 144A, 2022 , 5% , 5/01/32 ............ 70,000 71,656
Assessment Area 2 , Special Assessment , 144A, 2022 , 5.375% , 5/01/42 ......... 310,000 314,924

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
d
Forest Lake Community Development District, (continued)
Assessment Area 2 , Special Assessment , 144A, 2022 , 5.5% , 5/01/52 ........... $ 275,000 $ 276,100
d
Gas Worx Community Development District ,
Special Assessment , 144A, 2025 , 5% , 5/01/36 ............................ 525,000 532,732
Special Assessment , 144A, 2025 , 5.75% , 5/01/45 ......................... 800,000 809,803
Special Assessment , 144A, 2025 , 6% , 5/01/57 ............................ 1,980,000 1,982,382
d
Governors Park South Community Development District , Assessment Area 2 , Special
Assessment , 144A, 2026 , 5.8% , 5/01/56 ................................ 2,350,000 2,257,683
d
Grace Groves Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2026 , 5.8% , 5/01/57 ................................ 1,900,000 1,849,064
Grand Oaks Community Development District ,
Assessment Area 2 , Special Assessment , 2020 , 4.25% , 5/01/40 ............... 1,095,000 1,012,764
Assessment Area 2 , Special Assessment , 2020 , 4.5% , 5/01/52 ................ 3,500,000 3,045,140
Assessment Area 3 , Special Assessment , 2021 , 3.2% , 11/01/31 ............... 215,000 204,680
Assessment Area 3 , Special Assessment , 2021 , 4% , 11/01/51 ................ 1,205,000 964,177
Grande Pines Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 3.75% , 5/01/41 ............... 710,000 601,201
Assessment Area 1 , Special Assessment , 2021 , 4% , 5/01/51 ................. 750,000 600,010
Assessment Area 1 , Special Assessment , 2024 , 5.8% , 5/01/54 ................ 1,010,000 1,001,441
Greenbriar Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , 5.65% , 5/01/45 ............... 1,000,000 1,013,848
Assessment Area 1 , Special Assessment , 2025 , 5.875% , 5/01/54 .............. 1,200,000 1,200,162
Assessment Area 2 , Special Assessment , 2026 , 5.7% , 5/01/58 ................ 1,750,000 1,675,471
Grove Resort Community Development District ,
Special Assessment , 2022 , 3.3% , 5/01/32 ............................... 170,000 158,092
Special Assessment , 2022 , 3.55% , 5/01/42 .............................. 435,000 348,336
Hamilton Bluff Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.8% , 5/01/54 ..................................... 1,250,000 1,214,432
Hammock Oaks Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 4.875% , 5/01/30 .............. 125,000 126,647
Assessment Area 1 , Special Assessment , 2023 , 5.625% , 5/01/43 .............. 635,000 643,502
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 980,000 967,059
Assessment Area 2 , Special Assessment , 2024 , 5.85% , 5/01/44 ............... 665,000 671,214
Assessment Area 2 , Special Assessment , 2024 , 6.15% , 5/01/54 ............... 650,000 648,939
d
Assessment Area 3 , Special Assessment , 144A, 2025 , 5.55% , 5/01/45 .......... 1,040,000 1,040,182
d
Assessment Area 3 , Special Assessment , 144A, 2025 , 5.75% , 5/01/55 .......... 1,455,000 1,410,362
Hammock Reserve Community Development District ,
Assessment Area 1 , Special Assessment , 2020 , 4% , 5/01/51 ................. 860,000 688,011
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/31 ................. 200,000 193,796
Assessment Area 2 , Special Assessment , 2021 , 3.375% , 5/01/41 .............. 520,000 449,976
Assessment Area 3 , Special Assessment , 2022 , 4.4% , 5/01/32 ................ 445,000 449,850
Harmony on Lake Eloise Community Development District ,
Assessment Area 2 , Special Assessment , 2025 , 5.45% , 11/01/45 .............. 500,000 501,558
Assessment Area 2 , Special Assessment , 2025 , 5.65% , 11/01/54 .............. 1,250,000 1,231,144
Harmony West Community Development District ,
Assessment Area 2 , Special Assessment , 2023 , 5% , 5/01/43 ................. 360,000 353,121
Assessment Area 2 , Special Assessment , 2023 , 5.3% , 5/01/53 ................ 305,000 292,884
Harvest Hills South Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , 4.5% , 5/01/35 ................ 375,000 364,861
Assessment Area 1 , Special Assessment , 2025 , 5.75% , 5/01/56 ............... 1,800,000 1,717,001
Hawkstone Community Development District ,
Assessment Area 3 , Special Assessment , 2021 , 3.2% , 5/01/31 ................ 440,000 420,695
Assessment Area 3 , Special Assessment , 2021 , 3.45% , 5/01/41 ............... 1,115,000 931,487
Assessment Area 4 , Special Assessment , 2023 , 4.375% , 5/01/30 .............. 175,000 176,683
Hawthorne Mill North Community Development District , Assessment Area 2 , Special
Assessment , 2024 , 5.2% , 5/01/44 ..................................... 1,000,000 987,824

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Hickory Tree Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.45% , 5/01/55 .................................... $ 350,000 $ 336,530
Highland Park Community Development District , Assessments , Special Assessment ,
2026 , 6.125% , 5/01/56 .............................................. 1,500,000 1,495,371
Highland Trails Community Development District ,
Assessment Area 2 , Special Assessment , 2025 , 5.85% , 5/01/56 ............... 1,385,000 1,330,875
Assessments , Special Assessment , 2024 , 5.5% , 5/01/44 .................... 290,000 292,386
Assessments , Special Assessment , 2024 , 5.85% , 5/01/54 ................... 285,000 285,818
Hills of Minneola Community Development District ,
North Parcel Assessment Area 1 , Special Assessment , 2024 , 5.55% , 5/01/44 ..... 545,000 561,881
North Parcel Assessment Area 1 , Special Assessment , 2024 , 5.875% , 5/01/54 .... 760,000 778,923
South Parcel Assessment Area Phase 2 , Special Assessment , 2021 , 2.8% , 5/01/31 250,000 235,650
South Parcel Assessment Area Phase 2 , Special Assessment , 2021 , 3.2% , 5/01/41 500,000 403,068
Hilltop Point Community Development District ,
Assessment Area 1 , Special Assessment , 2022-1 , 5.375% , 5/01/52 ............ 700,000 682,780
Assessment Area 2 , Special Assessment , 2022-2 , 5.6% , 5/01/53 .............. 745,000 740,070
Hobe-St. Lucie Conservancy District , Unit of Development No. 1A , Special
Assessment , 2024 , 5.875% , 5/01/55 ................................... 3,000,000 3,014,557
Holly Hill Road East Community Development District ,
Assessment Area 3 , Special Assessment , 2020 , 4.5% , 11/01/31 ............... 165,000 171,578
Assessment Area 3 , Special Assessment , 2020 , 5% , 11/01/41 ................ 350,000 358,698
Assessment Area 3 , Special Assessment , 2020 , 5% , 11/01/50 ................ 520,000 505,478
Hyde Park Community Development District No. 1 ,
Assessments , Special Assessment , 2024 A , 5.35% , 5/01/44 .................. 420,000 414,473
Assessments , Special Assessment , 2024 A , 5.625% , 5/01/55 ................. 280,000 269,232
Indigo Community Development District ,
Special Assessment , 1999 A , 7% , 5/01/31 ............................... 290,000 290,594
c
Special Assessment , 1999 C , 7% , 5/01/30 ............................... 4,123,752 2,309,301
Phase A1 Assessment Area , Special Assessment , 2021 , 2.7% , 5/01/31 ......... 240,000 227,071
Phase A1 Assessment Area , Special Assessment , 2021 , 3.125% , 5/01/41 ....... 855,000 682,677
Phase A1 Assessment Area , Special Assessment , 2021 , 4% , 5/01/52 ........... 1,375,000 1,121,511
Island Lake Estates Community Development District ,
Special Assessment , 2023 , 5.75% , 12/15/43 ............................. 1,240,000 1,280,630
Special Assessment , 2023 , 6% , 12/15/53 ................................ 1,430,000 1,458,881
Juniper Cove Community Development District ,
Assessments , Special Assessment , 2025 , 5.45% , 5/01/45 ................... 515,000 516,150
Assessments , Special Assessment , 2025 , 5.7% , 5/01/55 .................... 1,070,000 1,042,761
d
K-Bar Ranch III Community Development District ,
Special Assessment , 144A, 2025 , 5.875% , 5/01/45 ......................... 1,765,000 1,821,465
Special Assessment , 144A, 2025 , 6.125% , 5/01/55 ......................... 1,940,000 1,975,296
Kelly Park Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 6% , 11/01/43 ................ 640,000 656,980
Assessment Area 1 , Special Assessment , 2023 , 6.25% , 11/01/53 .............. 860,000 872,558
Assessment Area 2 , Special Assessment , 2025 , 4.375% , 5/01/32 .............. 135,000 135,699
Assessment Area 2 , Special Assessment , 2025 , 5.5% , 5/01/55 ................ 750,000 717,244
Kindred Community Development District II ,
Special Assessment , 2020 , 3.5% , 5/01/40 ............................... 395,000 348,856
Special Assessment , 2020 , 3.75% , 5/01/50 .............................. 570,000 461,213
Special Assessment , 2021 , 2.7% , 5/01/31 ............................... 235,000 223,981
Special Assessment , 2021 , 3.125% , 5/01/41 ............................. 500,000 416,641
Special Assessment , 2023 , 5.875% , 5/01/54 ............................. 1,100,000 1,115,223
Kingman Gate Community Development District ,
Special Assessment , 2020 , 3.125% , 6/15/30 ............................. 305,000 299,823
Special Assessment , 2020 , 4% , 6/15/40 ................................. 775,000 729,300
Special Assessment , 2020 , 4% , 6/15/50 ................................. 2,270,000 1,884,210
Special Assessment , 2021 , 3.125% , 6/15/31 ............................. 250,000 243,619

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Kingman Gate Community Development District, (continued)
Special Assessment , 2021 , 3.6% , 6/15/41 ............................... $ 750,000 $ 654,561
Kings Creek I Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , 5.75% , 5/01/45 ............... 775,000 785,052
Assessment Area 1 , Special Assessment , 2025 , 6% , 5/01/55 ................. 1,300,000 1,297,366
Kingston One Community Development District ,
Assessment Area 1 - 2025 Project , Special Assessment , 2025 , 5.75% , 5/01/45 .... 2,550,000 2,594,062
Assessment Area 1 - 2025 Project , Special Assessment , 2025 , 6% , 5/01/57 ...... 5,880,000 5,903,531
Kissimmee Park Community Development District , Offsite Master Infrastructure Project ,
Special Assessment , 2025 , 6.5% , 5/01/56 ............................... 6,200,000 6,260,189
Lake Ashton Community Development District , Special Assessment , 2015 A-1 ,
Refunding , 5% , 5/01/32 ............................................. 1,505,000 1,506,066
Lake Deer Community Development District ,
Assessment Area , Special Assessment , 2022 , 5% , 5/01/32 ................... 220,000 222,678
Assessment Area , Special Assessment , 2022 , 5.5% , 5/01/42 ................. 740,000 745,425
Assessment Area , Special Assessment , 2022 , 5.625% , 5/01/53 ............... 1,325,000 1,294,013
d
Lake Emma Community Development District ,
Assessment Area 2 , Special Assessment , 144A, 2023 , 5.25% , 5/01/43 .......... 1,230,000 1,238,028
Assessment Area 2 , Special Assessment , 144A, 2023 , 5.5% , 5/01/53 ........... 800,000 802,248
Lake Flores Community Development District , Assessment Area , Special Assessment ,
2026 , 5.75% , 5/01/56 ............................................... 1,250,000 1,212,372
Lake Harris Community Development District ,
Special Assessment , 2023 , 5.375% , 5/01/43 ............................. 570,000 577,699
Special Assessment , 2023 , 5.625% , 5/01/53 ............................. 555,000 559,777
Lake Hideaway Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 4.75% , 5/01/31 ............... 375,000 378,599
Assessment Area 1 , Special Assessment , 2024 , 5.65% , 5/01/44 ............... 1,310,000 1,312,599
Assessment Area 1 , Special Assessment , 2024 , 5.9% , 5/01/54 ................ 2,150,000 2,095,026
Lake Mattie Preserve Community Development District ,
Special Assessment , 2024 , 5.5% , 5/01/44 ............................... 945,000 937,923
Special Assessment , 2024 , 5.85% , 5/01/54 .............................. 1,750,000 1,702,739
Phase 2 , Special Assessment , 2025 , 5.65% , 5/01/55 ....................... 1,075,000 1,013,333
Lakefront Estates Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 6% , 5/01/56 ....................................... 3,150,000 3,049,341
Lakes at Bella Lago Community Development District ,
Assessment Area 1 , Special Assessment , 2023-1 , 5.75% , 5/01/43 ............. 805,000 819,547
Assessment Area 1 , Special Assessment , 2023-1 , 6% , 5/01/53 ................ 1,880,000 1,902,677
Assessment Area 2 , Special Assessment , 2023-2 , 5.75% , 5/01/43 ............. 1,000,000 1,018,071
Assessment Area 2 , Special Assessment , 2023-2 , 6% , 5/01/54 ................ 2,395,000 2,422,056
Lakes of Sarasota Community Development District ,
Assessment Area 1 , Special Assessment , 2021 A-1 , 3.4% , 5/01/31 ............. 135,000 130,820
Assessment Area 1 , Special Assessment , 2021 A-1 , 3.9% , 5/01/41 ............. 285,000 250,724
Assessment Area 1 , Special Assessment , 2021 A-2 , 3.875% , 5/01/31 ........... 100,000 99,488
Assessment Area 2 , Special Assessment , 2021 B-1 , 3.625% , 5/01/31 ........... 125,000 123,198
Assessment Area 2 , Special Assessment , 2021 B-1 , 4.125% , 5/01/41 ........... 200,000 179,795
Lakes of Sarasota Community Development District 2 , Assessments , Special
Assessment , 2025 A , 5.7% , 5/01/55 .................................... 760,000 731,501
d
Lakeside at Satilla Community Development District , Assessments , Special
Assessment , 144A, 2025 , 5.625% , 5/01/55 ............................... 1,500,000 1,456,426
Lakeside Preserve Community Development District ,
Special Assessment , 2023 , 6% , 5/01/43 ................................. 590,000 609,621
Special Assessment , 2023 , 6.375% , 5/01/54 ............................. 995,000 1,022,995
Lakewood Park Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 3.2% , 5/01/31 ................ 125,000 122,255
Assessment Area 1 , Special Assessment , 2021 , 3.625% , 5/01/41 .............. 325,000 286,729
Assessment Area 2 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 910,000 912,529

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Lakewood Ranch Stewardship District ,
Assessments , Special Assessment , 2023 , 6.125% , 5/01/43 .................. $ 1,500,000 $ 1,594,391
Assessments , Special Assessment , 2023 , 6.3% , 5/01/54 .................... 5,000,000 5,208,504
Assessments , Special Assessment , 2024 , 5.5% , 5/01/55 .................... 765,000 762,289
d
Lorraine Lakes , Special Assessment , 144A, 2020 , 3.125% , 5/01/30 ............ 250,000 243,717
d
Northeast Sector Project Phase 2B , Special Assessment , 144A, 2020 , Refunding ,
3.2% , 5/01/30 ................................................... 340,000 332,888
Northeast Sector Project Phase 2C , Special Assessment , 2020 , 3% , 5/01/30 ..... 380,000 370,110
Northeast Sector Project Phase 2C , Special Assessment , 2020 , 3.5% , 5/01/40 .... 750,000 649,297
Star Farms Phase 1/2 , Special Assessment , 2021 , 2.7% , 5/01/31 .............. 100,000 95,105
Langley South Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.4% , 5/01/55 ..................................... 2,180,000 2,107,632
Laurel Road Community Development District , Assessments , Special Assessment ,
2021 A-1 , 3% , 5/01/31 .............................................. 350,000 331,424
Lawson Dunes Community Development District ,
Assessment Area , Special Assessment , 2022 , 4.375% , 5/01/27 ............... 40,000 40,078
Assessment Area , Special Assessment , 2022 , 4.75% , 5/01/32 ................ 510,000 514,990
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2024 C , 5% , 11/15/54 ............................................... 1,600,000 1,543,922
Leomas Landing Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.95% , 5/01/31 ............... 310,000 297,594
Assessment Area 1 , Special Assessment , 2021 , 2.95% , 5/01/31 ............... 100,000 96,205
Assessment Area 1 , Special Assessment , 2021 , 3.35% , 5/01/41 ............... 795,000 664,771
Assessment Area 1 , Special Assessment , 2021 , 3.35% , 5/01/41 ............... 265,000 222,577
Assessment Area 1 , Special Assessment , 2021 , 4% , 5/01/52 ................. 530,000 416,718
Live Oak Lake Community Development District , Assessments , Special Assessment ,
2020 , 4.4% , 5/01/40 ................................................ 1,600,000 1,413,281
Longleaf Community Development District ,
d
Neighborhood 4 Assessment Area 1 , Special Assessment , 144A, 2024 , 5.4% ,
5/01/44 ........................................................ 695,000 689,759
d
Neighborhood 4 Assessment Area 1 , Special Assessment , 144A, 2024 , 5.75% ,
5/01/54 ........................................................ 905,000 900,996
Neighborhood 4 Assessment Area 2 , Special Assessment , 2024 A , 5.45% , 5/01/55 . 720,000 675,940
d
Lowery Hills Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2025 , 5.85% , 5/01/55 ............................... 1,000,000 965,690
LT Ranch Community Development District ,
Phase I Assessment Area , Special Assessment , 2022-1 , 5.3% , 5/01/32 ......... 120,000 125,149
Phase I Assessment Area , Special Assessment , 2022-1 , 5.75% , 5/01/42 ........ 380,000 394,688
Phase I Assessment Area , Special Assessment , 2022-1 , 5.9% , 5/01/53 ......... 500,000 508,664
Phase IIA Assessment Area , Special Assessment , 2022-2 , 5% , 5/01/32 ......... 1,245,000 1,285,340
Phase IIA Assessment Area , Special Assessment , 2022-2 , 5.5% , 5/01/42 ........ 2,615,000 2,677,646
Phase IIA Assessment Area , Special Assessment , 2022-2 , 5.7% , 5/01/53 ........ 5,790,000 5,834,679
LTC Ranch West Residential Community Development District ,
Assessment Area 1 , Special Assessment , 2021 A , 3.125% , 5/01/31 ............ 700,000 665,945
Assessment Area 2 , Special Assessment , 2024 AA-2 , 5.7% , 5/01/44 ........... 300,000 300,224
Assessment Area 2 , Special Assessment , 2024 AA-2 , 6% , 5/01/54 ............. 305,000 299,655
Assessment Area 3 , Special Assessment , 2024 AA-3 , 5.75% , 5/01/44 ........... 900,000 903,438
Assessment Area 3 , Special Assessment , 2024 AA-3 , 6.05% , 5/01/54 ........... 990,000 979,205
Magnolia Island Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , 5.55% , 5/01/45 ............... 475,000 471,352
Assessment Area 1 , Special Assessment , 2025 , 5.75% , 5/01/55 ............... 960,000 926,723
d
Assessment Area 2 , Special Assessment , 144A, 2025 A , 5.45% , 5/01/45 ........ 600,000 588,508
d
Assessment Area 2 , Special Assessment , 144A, 2025 A , 5.75% , 5/01/56 ........ 1,000,000 952,574
d
Magnolia Park Community Development District ,
Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/31 ................... 213,000 216,559
Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/39 ................... 688,000 657,499

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Mainstreet at Coconut Creek Community Development District , Assessment Area 1 ,
Special Assessment , 2026 , 5% , 5/01/31 ................................. $ 1,500,000 $ 1,486,659
Malabar Springs Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 4.5% , 5/01/31 ................ 275,000 276,006
Assessment Area 1 , Special Assessment , 2024 , 5.2% , 5/01/44 ................ 395,000 384,453
Assessment Area 1 , Special Assessment , 2024 , 5.5% , 5/01/54 ................ 790,000 756,257
d
Assessment Area 2 , Special Assessment , 144A, 2026 , 5.5% , 5/01/46 ........... 715,000 699,712
Assessment Area 2 , Special Assessment , 2026 , 5.875% , 5/01/57 .............. 880,000 856,000
d
Mandarin Grove Community Development District , Special Assessment , 144A, 2022 ,
6.625% , 5/01/53 ................................................... 985,000 1,101,628
Mangrove Point & Mangrove Manor , Community Development District , Special
Assessment , 2022 , 4% , 5/01/32 ....................................... 345,000 323,072
Marion Ranch Community Development District , Special Assessment , 2024 , 5.7% ,
5/01/44 ......................................................... 650,000 651,286
Marshall Creek Community Development District , Special Assessment , 2015 A ,
Refunding , 5% , 5/01/32 ............................................. 1,090,000 1,080,266
Meadow View at Twin Creeks Community Development District ,
Phase 3B , Special Assessment , 2021 , 3% , 5/01/31 ........................ 205,000 193,289
Phase 3B , Special Assessment , 2021 , 3.25% , 5/01/41 ...................... 780,000 617,539
Phase 3B , Special Assessment , 2021 , 3.75% , 5/01/52 ...................... 625,000 466,080
Phase 4 , Special Assessment , 2021 , 3% , 5/01/31 .......................... 225,000 212,147
Phase 4 , Special Assessment , 2021 , 3.25% , 5/01/41 ....................... 1,155,000 925,634
Merrick Square Community Development District ,
Special Assessment , 2023 , 4.5% , 5/01/30 ............................... 145,000 146,845
Special Assessment , 2023 , 5.4% , 5/01/43 ............................... 725,000 738,673
Special Assessment , 2023 , 5.625% , 5/01/53 ............................. 1,000,000 1,010,274
Metropica Community Development District , Assessment Area 1 Master Infrastructure ,
Special Assessment , 2026 , 7% , 11/01/30 ................................ 3,630,000 3,621,268
Middleton Community Development District A , Phase I , Special Assessment , 2022 ,
6.2% , 5/01/53 .................................................... 3,115,000 3,202,191
Mirada II Community Development District ,
2021 Project Area , Special Assessment , 2021 , 3.125% , 5/01/31 ............... 645,000 601,166
2021 Project Area , Special Assessment , 2021 , 3.5% , 5/01/41 ................. 2,070,000 1,680,084
2022 Project Area , Special Assessment , 2022 , 5.125% , 5/01/32 ............... 165,000 171,060
2022 Project Area , Special Assessment , 2022 , 5.6% , 5/01/42 ................. 525,000 537,280
2022 Project Area , Special Assessment , 2022 , 5.75% , 5/01/53 ................ 970,000 977,005
New Port Tampa Bay Community Development District ,
Special Assessment , 2021 , 3.5% , 5/01/31 ............................... 500,000 481,887
Special Assessment , 2021 , 3.875% , 5/01/41 ............................. 1,250,000 1,062,832
Newport Isles Community Development District , Special Assessment , 2024 , 5% ,
5/01/44 ......................................................... 2,000,000 1,945,797
d
Normandy Community Development District , Assessment Area 1 , Special Assessment ,
144A, 2024 , 5.55% , 5/01/54 .......................................... 1,195,000 1,105,846
d
Normandy II Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2026 , 5.625% , 5/01/46 ......... 800,000 789,984
Assessment Area 1 , Special Assessment , 144A, 2026 , 6.05% , 5/01/57 .......... 1,500,000 1,478,987
North AR-1 Pasco Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 3.125% , 5/01/31 .............. 275,000 261,957
Assessment Area 2 , Special Assessment , 2021 A , 3.25% , 5/01/31 ............. 155,000 151,172
Assessment Area 2 , Special Assessment , 2021 A , 3.55% , 5/01/41 ............. 375,000 329,691
Assessment Area 3 , Special Assessment , 2023 , 5.75% , 5/01/43 ............... 410,000 419,479
Assessment Area 3 , Special Assessment , 2023 , 6% , 5/01/54 ................. 600,000 608,101
Assessment Area 4 , Special Assessment , 2024 , 4.625% , 5/01/31 .............. 140,000 141,361
Assessment Area 4 , Special Assessment , 2024 , 5.45% , 5/01/44 ............... 760,000 763,417
Assessment Area 4 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 800,000 786,702
Assessment Area 5 , Special Assessment , 2024 A , 4.875% , 5/01/31 ............ 225,000 227,356
Assessment Area 5 , Special Assessment , 2024 A , 5.75% , 5/01/44 ............. 715,000 723,485

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
North AR-1 Pasco Community Development District, (continued)
Assessment Area 5 , Special Assessment , 2024 A , 6% , 5/01/54 ................ $ 765,000 $ 767,179
North Loop Community Development District ,
Special Assessment , 2023 , 6.375% , 5/01/43 ............................. 525,000 553,311
Special Assessment , 2023 , 6.625% , 5/01/54 ............................. 1,000,000 1,047,757
North Park Isle Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 2.45% , 11/01/26 .............. 55,000 54,866
Assessment Area 2 , Special Assessment , 2021 , 3% , 11/01/31 ................ 500,000 471,585
North Powerline Road Community Development District ,
Special Assessment , 2020 , 3.125% , 5/01/30 ............................. 400,000 388,349
Special Assessment , 2020 , 3.625% , 5/01/40 ............................. 1,000,000 869,919
d
Special Assessment , 144A, 2022 , 5.25% , 5/01/32 ......................... 200,000 204,698
d
Special Assessment , 144A, 2022 , 5.625% , 5/01/52 ......................... 1,395,000 1,411,700
North River Ranch Community Development District ,
Assessments , Special Assessment , 2020 A-1 , 3.5% , 5/01/30 ................. 695,000 681,472
Assessments , Special Assessment , 2020 A-1 , 4% , 5/01/40 ................... 1,150,000 1,048,227
North River Ranch Improvement Stewardship District ,
Assessments , Special Assessment , 2023 A , 6.7% , 5/01/55 ................... 1,400,000 1,459,877
Assessments , Special Assessment , 2023 A-1 , 6% , 5/01/54 ................... 4,915,000 4,948,935
Northlake Stewardship District ,
Rye Ranch Pod B - Assessment Area 2 , Special Assessment , 2026 , 5.7% , 5/01/56 . 490,000 473,181
Rye Ranch Pod C1 - Assessment Area 1 , Special Assessment , 2025 , 6% , 5/01/45 . 875,000 895,579
Rye Ranch Pod C1 - Assessment Area 1 , Special Assessment , 2025 , 6.2% , 5/01/56 2,570,000 2,595,302
d
Northridge Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2025 , 5.75% , 5/01/45 .......... 1,460,000 1,477,892
Assessment Area 1 , Special Assessment , 144A, 2025 , 6% , 5/01/55 ............ 1,950,000 1,948,697
Orange Blossom Groves Community Development District ,
Special Assessment , 2023 , 4.25% , 6/15/30 .............................. 295,000 298,864
Special Assessment , 2023 , 5.25% , 6/15/43 .............................. 1,100,000 1,120,635
Special Assessment , 2023 , 5.375% , 6/15/53 ............................. 1,375,000 1,379,191
d
Osceola Village Center Community Development District ,
Special Assessment , 144A, 2021 , 2.875% , 5/01/31 ......................... 180,000 172,353
Special Assessment , 144A, 2021 , 3.3% , 5/01/41 .......................... 370,000 312,313
Palermo Community Development District ,
Special Assessment , 2023 , 5% , 6/15/43 ................................. 1,945,000 1,948,155
Special Assessment , 2023 , 5.25% , 6/15/53 .............................. 1,500,000 1,472,495
Palm Beach County Health Facilities Authority ,
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 C , Refunding , 7.5% ,
5/15/53 ........................................................ 2,035,000 2,234,749
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 C , Refunding ,
7.625% , 5/15/58 ................................................. 1,620,000 1,782,098
d
Palm Coast 145 Community Development District , Special Assessment , 144A, 2025 A ,
6.75% , 5/01/57 ................................................... 2,315,000 2,344,766
Palm Coast Park Community Development District ,
Special Assessment , 2023 , 5.6% , 5/01/53 ............................... 1,000,000 985,253
Sawmill Branch - Phase 7 , Special Assessment , 2024 , 5% , 5/01/44 ............ 1,000,000 967,304
Spring Lake - Tracts 2 & 3 , Special Assessment , 2021 , 2.8% , 5/01/31 ........... 350,000 327,362
Spring Lake - Tracts 2 & 3 , Special Assessment , 2021 , 3.125% , 5/01/41 ......... 730,000 572,551
Palm Gate Community Development District , Special Assessment , 2025 , 5.55% ,
6/15/55 ......................................................... 630,000 623,182
Palmetto Ridge Community Development District , Assessment Area 2 , Special
Assessment , 2026 , 5.8% , 5/01/56 ..................................... 2,000,000 1,916,147
Park East Community Development District , Special Assessment , 2021 , 3.15% ,
11/01/41 ........................................................ 595,000 468,691
Parker Pointe Community Development District , Special Assessment , 2024 , 5.5% ,
5/01/44 ......................................................... 570,000 577,190

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Parkland Community Development District , Phase 1 , Special Assessment , 2023 A-1 ,
6.45% , 5/01/54 ................................................... $ 2,445,000 $ 2,468,004
Parkview at Long Lake Ranch Community Development District , Special Assessment ,
2020 , 3.75% , 5/01/40 ............................................... 955,000 816,040
Parrish Lakes Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.4% , 5/01/53 ................ 725,000 705,210
Assessment Area 2 , Special Assessment , 2023 A , 5.375% , 5/01/43 ............ 1,080,000 1,081,902
Assessment Area 2 , Special Assessment , 2023 A , 5.625% , 5/01/53 ............ 1,535,000 1,519,661
Assessment Area 3 , Special Assessment , 2024 , 5.5% , 5/01/44 ................ 1,200,000 1,199,042
Assessment Area 3 , Special Assessment , 2024 , 5.8% , 5/01/54 ................ 525,000 517,019
Parrish Lakes II Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.125% , 5/01/44 .............. 2,500,000 2,420,396
Assessment Area 1 , Special Assessment , 2024 , 5.45% , 5/01/54 ............... 5,220,000 4,995,902
Parrish Plantation Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 3.125% , 5/01/31 .............. 235,000 224,622
Assessment Area 1 , Special Assessment , 2021 , 3.5% , 5/01/41 ................ 790,000 652,490
Assessment Area 2 , Special Assessment , 2022 , 4.75% , 5/01/32 ............... 115,000 116,841
Assessment Area 2 , Special Assessment , 2022 , 5.375% , 5/01/42 .............. 415,000 420,165
Assessment Area 2 , Special Assessment , 2022 , 5.5% , 5/01/52 ................ 675,000 677,373
Assessment Area 3 , Special Assessment , 2024 , 4.875% , 5/01/31 .............. 215,000 217,634
Assessment Area 3 , Special Assessment , 2024 , 5.8% , 5/01/44 ................ 475,000 483,289
Assessment Area 3 , Special Assessment , 2024 , 6.05% , 5/01/54 ............... 1,285,000 1,297,289
Assessment Area 4 , Special Assessment , 2024 , 5.625% , 5/01/44 .............. 250,000 252,904
Assessment Area 4 , Special Assessment , 2024 , 5.875% , 5/01/54 .............. 375,000 376,190
Assessment Area 5 , Special Assessment , 2026 , 5.875% , 5/01/56 .............. 1,000,000 989,928
Pasadena Ridge Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.05% , 5/01/44 ............... 750,000 733,117
Assessment Area 2 , Special Assessment , 2025 , 5.7% , 5/01/55 ................ 1,500,000 1,451,737
Peace Creek Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.125% , 6/15/43 .............. 1,450,000 1,457,707
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 6/15/53 .............. 1,615,000 1,582,431
Peace Creek Village Community Development District ,
Special Assessment , 2024 , 5.5% , 5/01/44 ............................... 1,115,000 1,120,695
Special Assessment , 2024 , 5.75% , 5/01/54 .............................. 910,000 888,795
d
Special Assessment , 144A, 2025 , 5.85% , 5/01/55 ......................... 1,685,000 1,633,834
Peace Crossing Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5% , 5/01/31 ................. 370,000 370,583
Assessment Area 1 , Special Assessment , 2024 , 5.7% , 5/01/44 ................ 2,825,000 2,740,252
Assessment Area 1 , Special Assessment , 2024 , 6% , 5/01/54 ................. 4,000,000 3,777,744
d
Pine Isle Community Development District ,
Special Assessment , 144A, 2021 , 2.375% , 12/15/26 ........................ 20,000 19,936
Special Assessment , 144A, 2021 , 3% , 12/15/31 ........................... 225,000 217,915
Special Assessment , 144A, 2021 , 3.25% , 12/15/41 ......................... 1,000,000 841,540
Special Assessment , 144A, 2021 , 4% , 12/15/51 ........................... 1,200,000 1,000,010
Pine Ridge Plantation Community Development District , Special Assessment, Sub.
Lien , 2020 A-2 , Refunding , 3.75% , 5/01/37 ............................... 700,000 665,906
Pinery Community Development District , Assessment Area 1 , Special Assessment ,
2026 , 5.875% , 5/01/56 .............................................. 1,750,000 1,678,346
Preserve at Savannah Lakes Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.45% , 5/01/44 ............... 135,000 135,944
Assessment Area 1 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 1,000,000 984,722
Preserve at South Branch Community Development District ,
Phase 3 , Special Assessment , 2021 , 3% , 5/01/31 .......................... 150,000 146,127
Phase 3 , Special Assessment , 2021 , 3.5% , 5/01/41 ........................ 750,000 669,195
Prosperity Lakes Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.875% , 12/15/43 ............. 355,000 370,826
Assessment Area 1 , Special Assessment , 2023 , 6.125% , 12/15/53 ............. 985,000 1,022,880

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Quail Roost Community Development District ,
Expansion Area , Special Assessment , 2021 , 2.2% , 12/15/26 ................. $ 40,000 $ 39,838
Expansion Area , Special Assessment , 2021 , 2.7% , 12/15/31 ................. 200,000 188,170
Expansion Area , Special Assessment , 2021 , 3.125% , 12/15/41 ................ 965,000 769,965
Expansion Area , Special Assessment , 2021 , 4% , 12/15/51 ................... 2,335,000 1,940,105
d
Radiance Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2025 , 6.2% , 5/01/45 ........... 1,000,000 1,021,178
Assessment Area 1 , Special Assessment , 144A, 2025 , 6.4% , 5/01/56 ........... 2,100,000 2,116,115
Ranches at Lake Mcleod Community Development District , Assessment Area 1 ,
Special Assessment , 2023 , 5.5% , 6/15/53 ............................... 730,000 729,958
Reserve at Van Oaks Community Development District ,
Special Assessment , 2023 , 5.125% , 5/01/43 ............................. 285,000 287,270
Special Assessment , 2023 , 5.375% , 5/01/53 ............................. 965,000 961,848
Reunion East Community Development District , Special Assessment , 2021 , 2.85% ,
5/01/31 ......................................................... 400,000 385,095
Rhodine Road North Community Development District ,
Assessment Area , Special Assessment , 2022 , 2.6% , 5/01/27 ................. 30,000 29,831
Assessment Area , Special Assessment , 2022 , 3% , 5/01/32 ................... 190,000 182,475
Assessment Area , Special Assessment , 2022 , 3.3% , 5/01/42 ................. 490,000 405,036
Ridge at Apopka Community Development District ,
Special Assessment , 2022 , 5.5% , 5/01/52 ............................... 2,145,000 2,057,944
Parcel 2 , Special Assessment , 2023 , 5.5% , 5/01/43 ........................ 310,000 311,832
Parcel 2 , Special Assessment , 2023 , 5.75% , 5/01/53 ....................... 545,000 537,079
River Glen Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/31 ................. 350,000 338,684
Assessment Area 2 , Special Assessment , 2021 , 3.375% , 5/01/41 .............. 1,000,000 864,441
River Hall Community Development District ,
Assessment Area , Special Assessment , 2021 A-2 , Refunding , 3% , 5/01/31 ....... 770,000 727,572
Assessment Area , Special Assessment , 2021 A-2 , Refunding , 3% , 5/01/36 ....... 780,000 676,901
Assessment Area 3 , Special Assessment , 2020 A , 3.625% , 5/01/40 ............ 1,030,000 879,433
Assessment Area 4 , Special Assessment , 2023 A , 6.25% , 5/01/43 ............. 500,000 523,097
Assessment Area 4 , Special Assessment , 2023 A , 6.5% , 5/01/54 .............. 1,300,000 1,348,097
d
Assessment Area 5 , Special Assessment , 144A, 2024 , 5.625% , 5/01/55 ......... 335,000 325,268
River Landing Community Development District ,
Assessments , Special Assessment , 2020 A , 3.6% , 5/01/30 ................... 390,000 383,463
Assessments , Special Assessment , 2020 A , 4.125% , 5/01/40 ................. 850,000 771,036
Assessments , Special Assessment , 2020 A , 4.35% , 5/01/51 .................. 1,100,000 927,772
Assessments , Special Assessment , 2023 A , 5.5% , 5/01/43 ................... 750,000 763,249
Assessments , Special Assessment , 2023 A , 5.75% , 5/01/53 .................. 1,000,000 1,005,530
River Place on the St. Lucie Community Development District ,
Special Assessment , 2001 A , 7.625% , 5/01/30 ............................ 570,000 556,689
c
Special Assessment , 2001 B , 7.25% , 5/01/10 ............................. 35,000 1,750
Rivers Edge II Community Development District , Assessments , Special Assessment ,
2021 , 3% , 5/01/31 ................................................. 200,000 194,041
Rivers Edge III Community Development District ,
d
Assessments , Special Assessment , 144A, 2021 , 3% , 5/01/31 ................. 295,000 286,588
d
Assessments , Special Assessment , 144A, 2021 , 3.5% , 5/01/41 ............... 775,000 674,285
Assessments , Special Assessment , 2024 , 5.95% , 5/01/55 ................... 1,920,000 1,892,747
Rivington Community Development District ,
Special Assessment , 2020 , 3.75% , 5/01/40 .............................. 1,680,000 1,459,371
Special Assessment , 2022 , 3.625% , 5/01/32 ............................. 430,000 412,125
Rolling Hills Community Development District , Assessment Area , Special Assessment ,
2022 A-2 , Refunding , 3.65% , 5/01/32 ................................... 700,000 661,356
d
Rolling Oaks Community Development District , Assessment Area , Special Assessment ,
144A, 2022 , 6.5% , 5/01/53 ........................................... 1,500,000 1,542,404

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Rookery Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 4.25% , 5/01/31 ............... $ 255,000 $ 255,081
Assessment Area 1 , Special Assessment , 2024 , 5% , 5/01/44 ................. 775,000 745,358
Rye Crossing Community Development District ,
Assessment Area 2 , Special Assessment , 2024 , 4.2% , 5/01/31 ................ 230,000 230,608
Assessment Area 2 , Special Assessment , 2024 , 5% , 5/01/44 ................. 630,000 616,478
Rye Ranch Community Development District ,
Pod A Assessment Area 1 , Special Assessment , 2023 , 6.5% , 5/01/43 ........... 1,000,000 1,062,299
Pod A Assessment Area 1 , Special Assessment , 2023 , 6.625% , 5/01/54 ......... 1,595,000 1,666,167
d
Pod B Assessment Area 1 , Special Assessment , 144A, 2023 , 5.75% , 11/01/43 .... 710,000 721,394
d
Pod B Assessment Area 1 , Special Assessment , 144A, 2023 , 6% , 11/01/53 ...... 215,000 217,666
Saddle Creek Preserve of Polk County Community Development District ,
Assessment Area 1 , Special Assessment , 2020 , 3% , 6/15/30 ................. 205,000 199,699
Assessment Area 1 , Special Assessment , 2020 , 4% , 6/15/40 ................. 610,000 561,679
Assessment Area 2 , Special Assessment , 2022 , 3.1% , 12/15/32 ............... 300,000 285,029
Assessment Area 2 , Special Assessment , 2022 , 3.35% , 12/15/41 .............. 485,000 401,253
Saltleaf Community Development District ,
Assessments , Special Assessment , 2024 , 4.75% , 5/01/31 ................... 450,000 453,961
Assessments , Special Assessment , 2024 , 5.625% , 5/01/44 .................. 2,815,000 2,808,080
Assessments , Special Assessment , 2024 , 6% , 5/01/56 ...................... 3,000,000 2,943,878
d
Assessments , Special Assessment , 144A, 2026 , 6.05% , 5/01/57 .............. 1,800,000 1,779,682
Sanctuary Cove Community Development District ,
Assessment Area , Special Assessment , 2021 , 2.625% , 5/01/31 ............... 190,000 180,253
Assessment Area , Special Assessment , 2021 , 3.125% , 5/01/41 ............... 400,000 325,891
Assessment Area , Special Assessment , 2021 , 4% , 5/01/52 ................... 770,000 645,078
Sandmine Road Community Development District ,
d
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.125% , 5/01/30 ......... 240,000 236,874
d
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.625% , 5/01/40 ......... 1,040,000 950,282
d
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.75% , 5/01/50 .......... 2,020,000 1,639,238
Assessment Area 2 , Special Assessment , 2021 , 2.3% , 11/01/26 ............... 50,000 49,898
Assessment Area 2 , Special Assessment , 2021 , 3% , 11/01/31 ................ 450,000 436,214
Assessment Area 2 , Special Assessment , 2021 , 3.3% , 11/01/41 ............... 1,180,000 1,009,284
Sandridge Community Development District ,
Special Assessment , 2021 A-1 , 3.4% , 5/01/31 ............................ 750,000 738,975
Special Assessment , 2021 A-1 , 3.875% , 5/01/41 .......................... 730,000 654,330
Special Assessment , 2021 A-1 , 4% , 5/01/51 .............................. 735,000 611,461
Special Assessment , 2024 , 5.8% , 5/01/54 ............................... 1,000,000 965,020
Sarasota National Community Development District ,
Assessments , Special Assessment , 2020 , Refunding , 3.5% , 5/01/31 ........... 1,260,000 1,251,089
Assessments , Special Assessment , 2020 , Refunding , 4% , 5/01/39 ............. 2,210,000 2,085,400
Savanna Lakes Community Development District ,
d
Assessment Area 1 , Special Assessment , 144A, 2023 , 5.125% , 6/15/43 ......... 395,000 397,100
d
Assessment Area 1 , Special Assessment , 144A, 2023 , 5.375% , 6/15/53 ......... 1,065,000 1,040,610
Assessment Area 2 , Special Assessment , 2024 , 5.25% , 6/15/44 ............... 495,000 496,798
Sawgrass Village Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 4.875% , 5/01/30 .............. 360,000 364,368
Assessment Area 1 , Special Assessment , 2023 , 5.5% , 5/01/43 ................ 1,500,000 1,513,877
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 1,595,000 1,584,594
Assessment Area 2 , Special Assessment , 2023 , 6.125% , 11/01/43 ............. 1,000,000 1,036,829
Assessment Area 2 , Special Assessment , 2023 , 6.375% , 11/01/53 ............. 1,000,000 1,027,064
d
Assessment Area 3 , Special Assessment , 144A, 2024 , 4.7% , 5/01/31 ........... 270,000 272,315
d
Assessment Area 3 , Special Assessment , 144A, 2024 , 5.875% , 5/01/54 ......... 1,175,000 1,150,276
Scenic Highway Community Development District ,
Special Assessment , 2020 , 3.25% , 5/01/30 .............................. 385,000 377,212
Special Assessment , 2020 , 3.75% , 5/01/40 .............................. 1,230,000 1,088,515

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Scenic Terrace North Community Development District ,
2023 Assessment Area , Special Assessment , 2023 , 5.875% , 5/01/43 ........... $ 1,475,000 $ 1,500,307
2023 Assessment Area , Special Assessment , 2023 , 6.125% , 5/01/54 ........... 1,280,000 1,298,262
Scenic Terrace South Community Development District ,
Special Assessment , 2022 , 3.75% , 5/01/27 .............................. 105,000 104,889
Special Assessment , 2022 , 4.125% , 5/01/32 ............................. 585,000 579,221
Schaller Preserve Community Development District , Assessment Area 1 , Special
Assessment , 2026 , 5.625% , 5/01/56 ................................... 650,000 630,618
d
Seaton Creek Reserve Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2023 , 5.5% , 6/15/53 ................................ 975,000 977,681
Sebastian Isles Community Development District ,
Assessments , Special Assessment , 2024 , 4.25% , 5/01/31 ................... 190,000 190,402
Assessments , Special Assessment , 2024 , 5% , 5/01/44 ...................... 500,000 488,702
Sedona Point Community Development District ,
Special Assessment , 2023 , 4.125% , 6/15/30 ............................. 45,000 45,375
Special Assessment , 2023 , 5% , 6/15/43 ................................. 705,000 710,183
d
Seminole County Industrial Development Authority ,
Galileo School Foundation, Inc. (The) , Revenue , 144A, 2021 A , 4% , 6/15/36 ..... 310,000 286,788
Galileo School Foundation, Inc. (The) , Revenue , 144A, 2021 A , 4% , 6/15/41 ..... 425,000 357,879
Galileo School Foundation, Inc. (The) , Revenue , 144A, 2021 A , 4% , 6/15/51 ..... 830,000 623,898
Galileo School Foundation, Inc. (The) , Revenue , 144A, 2021 A , 4% , 6/15/56 ..... 705,000 506,634
Seminole Palms Community Development District ,
Special Assessment , 2023 , 4.75% , 5/01/30 .............................. 150,000 151,901
Special Assessment , 2023 , 5.5% , 5/01/43 ............................... 785,000 794,457
Special Assessment , 2023 , 5.7% , 5/01/53 ............................... 785,000 779,854
d
Assessment Area 2 , Special Assessment , 144A, 2024 , 5.2% , 5/01/44 ........... 1,110,000 1,084,053
d
Assessment Area 2 , Special Assessment , 144A, 2024 , 5.5% , 5/01/55 ........... 1,560,000 1,489,777
Sherwood Manor Community Development District ,
Assessment Area 2 , Special Assessment , 2023 , 5.5% , 5/01/43 ................ 1,695,000 1,730,687
Assessment Area 2 , Special Assessment , 2023 , 5.625% , 5/01/53 .............. 1,570,000 1,585,257
Shingle Creek at Bronson Community Development District ,
Special Assessment , 2021 , 3.1% , 6/15/31 ............................... 375,000 364,379
Special Assessment , 2021 , 3.5% , 6/15/41 ............................... 1,000,000 868,996
Silver Oaks Community Development District ,
Special Assessment , 2024 , 5.55% , 5/01/44 .............................. 960,000 964,893
Special Assessment , 2024 , 5.85% , 5/01/54 .............................. 1,440,000 1,420,137
Silver Palms West Community Development District ,
Special Assessment , 2022 , 2.6% , 6/15/27 ............................... 85,000 84,309
Special Assessment , 2022 , 3.25% , 6/15/42 .............................. 1,750,000 1,440,975
Silverlake Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 245,000 248,448
Assessment Area 1 , Special Assessment , 2023 , 5.5% , 5/01/53 ................ 985,000 990,500
Six Mile Creek Community Development District ,
Assessment Area 2 , Special Assessment , 2020 , Refunding , 3.625% , 11/01/31 .... 495,000 485,364
Assessment Area 2 , Special Assessment , 2020 , Refunding , 4.25% , 11/01/50 ..... 2,275,000 1,906,805
Assessment Area 2 , Special Assessment , 2021 , Refunding , 3.1% , 5/01/31 ....... 250,000 239,517
Assessment Area 3 , Special Assessment , 2021 , 3% , 5/01/31 ................. 520,000 493,671
Assessment Area 3 , Special Assessment , 2021 , 3.4% , 5/01/41 ................ 805,000 656,697
Assessments , Special Assessment , 2023 , Refunding , 4.75% , 5/01/30 ........... 345,000 350,468
Assessments , Special Assessment , 2023 , Refunding , 5.5% , 5/01/43 ........... 1,195,000 1,212,747
Assessments , Special Assessment , 2023 , Refunding , 5.7% , 5/01/54 ........... 1,495,000 1,498,021
Project Area , Special Assessment , 2024 , 4.3% , 5/01/31 ..................... 190,000 190,893
Solaeris Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.2% , 5/01/31 ................ 145,000 148,513
Assessment Area 1 , Special Assessment , 2024 , 6% , 5/01/44 ................. 1,000,000 1,043,574
Assessment Area 1 , Special Assessment , 2024 , 6.25% , 5/01/55 ............... 2,535,000 2,616,741

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Solaeris Community Development District, (continued)
d
Assessment Area 2 , Special Assessment , 144A, 2025 , 6% , 5/01/45 ............ $ 1,325,000 $ 1,348,581
d
Assessment Area 2 , Special Assessment , 144A, 2025 , 6.3% , 5/01/56 ........... 2,300,000 2,314,539
d
Somerset Bay Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2024 , 5.625% , 5/01/44 ......... 720,000 723,881
Assessment Area 1 , Special Assessment , 144A, 2024 , 5.9% , 5/01/54 ........... 825,000 813,676
Sorrento Pines Community Development District ,
Assessment Area 1 , Revenue , 2023 , 5.25% , 5/01/43 ....................... 445,000 450,409
Assessment Area 1 , Revenue , 2023 , 5.5% , 5/01/53 ........................ 500,000 502,792
South Creek Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.875% , 6/15/31 .............. 175,000 167,887
Assessment Area 1 , Special Assessment , 2021 , 3.25% , 6/15/41 ............... 500,000 409,187
Southern Groves Community Development District No. 5 ,
Assessment Area , Special Assessment , 2021 , 2.8% , 5/01/31 ................. 400,000 383,602
Assessment Area , Special Assessment , 2021 , 3.125% , 5/01/41 ............... 1,100,000 912,484
Assessment Area , Special Assessment , 2022-1 , 6% , 5/01/49 ................. 1,265,000 1,307,102
Assessment Area , Special Assessment , 2024 , 5.45% , 5/01/44 ................ 900,000 919,922
Assessment Area , Special Assessment , 2024 , 5.7% , 5/01/50 ................. 1,025,000 1,044,994
Stellar North Community Development District , Special Assessment , 2021 , 3% , 5/01/31 215,000 204,027
d
Stillwater Community Development District , Special Assessment , 144A, 2021 , 3% ,
6/15/31 ......................................................... 305,000 285,589
Stonegate Preserve Community Development District ,
Special Assessment , 2023 , 5.875% , 12/15/43 ............................. 700,000 733,374
Special Assessment , 2023 , 6.125% , 12/15/53 ............................. 1,250,000 1,304,936
d
Stonewater Community Development District ,
Assessments , Special Assessment , 144A, 2021 , 3% , 11/01/32 ................ 250,000 231,466
Assessments , Special Assessment , 144A, 2021 , 3.3% , 11/01/41 .............. 635,000 507,810
Stoneybrook North Community Development District , Assessment Area 2 , Special
Assessment , 2022 , Refunding , 6.375% , 11/01/52 .......................... 1,000,000 1,052,076
Stoneybrook South at Championsgate Community Development District ,
Assessment Area , Special Assessment , 2023 , 4.5% , 6/15/30 ................. 65,000 66,334
Assessment Area , Special Assessment , 2023 , 5.375% , 6/15/43 ............... 395,000 406,148
Assessment Area , Special Assessment , 2023 , 5.5% , 6/15/53 ................. 390,000 395,043
d
Fox South Assessment Area , Special Assessment , 144A, 2020 , 3% , 12/15/30 .... 500,000 487,594
d
Fox South Assessment Area , Special Assessment , 144A, 2020 , 3.5% , 12/15/40 ... 1,000,000 885,580
d
Fox South Assessment Area , Special Assessment , 144A, 2020 , 3.75% , 12/15/50 .. 1,500,000 1,223,754
Storey Creek Community Development District ,
Assessment Area 2 , Special Assessment , 2022 , 5% , 6/15/32 ................. 240,000 251,310
Assessment Area 2 , Special Assessment , 2022 , 5.2% , 6/15/42 ................ 650,000 651,722
Assessment Area 2 , Special Assessment , 2022 , 5.375% , 6/15/52 .............. 1,000,000 972,010
Assessment Area 3 , Special Assessment , 2024 , 4.45% , 6/15/31 ............... 195,000 197,196
Assessment Area 3 , Special Assessment , 2024 , 5.25% , 6/15/44 ............... 650,000 651,830
Assessment Area 3 , Special Assessment , 2024 , 5.5% , 6/15/54 ................ 810,000 807,258
Storey Drive Community Development District ,
Special Assessment , 2022 , 2.55% , 6/15/27 .............................. 40,000 39,601
Special Assessment , 2022 , 3% , 6/15/32 ................................. 375,000 350,114
Special Assessment , 2022 , 3.25% , 6/15/42 .............................. 900,000 745,226
d
Storey Park Community Development District ,
Assessment Area 4 , Special Assessment , 144A, 2021 , 2.875% , 6/15/31 ......... 230,000 222,611
Assessment Area 4 , Special Assessment , 144A, 2021 , 3.3% , 6/15/41 ........... 620,000 542,579
Summer Woods Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/31 ................. 150,000 144,563
Assessment Area 2 , Special Assessment , 2021 , 3.4% , 5/01/41 ................ 395,000 330,506
Assessment Area 3 , Special Assessment , 2021 , 3.15% , 5/01/31 ............... 200,000 191,051
Assessment Area 3 , Special Assessment , 2021 , 3.45% , 5/01/41 ............... 725,000 620,423

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Summerstone Community Development District ,
Assessment Phase 1 , Special Assessment , 2020 , 3.25% , 5/01/30 ............. $ 135,000 $ 133,680
Assessment Phase 1 , Special Assessment , 2020 , 3.75% , 5/01/40 ............. 700,000 638,415
Assessment Phase 1 , Special Assessment , 2020 , 4% , 5/01/51 ................ 910,000 778,448
d
Assessment Phase 2 , Special Assessment , 144A, 2021 , 2.75% , 5/01/31 ........ 175,000 168,983
d
Assessment Phase 2 , Special Assessment , 144A, 2021 , 3.15% , 5/01/41 ........ 700,000 595,131
d
Assessment Phase 2 , Special Assessment , 144A, 2021 , 4% , 5/01/51 ........... 1,750,000 1,497,015
Summit View Community Development District ,
Assessment Area 2 , Special Assessment , 2024 , 5.625% , 5/01/44 .............. 840,000 847,137
Assessment Area 2 , Special Assessment , 2024 , 6% , 5/01/54 ................. 1,085,000 1,086,108
Sunbridge Stewardship District ,
Del Webb Phase 1/2 Assessment Area , Special Assessment , 2022 , 5% , 5/01/32 .. 350,000 360,724
Del Webb Phase 1/2 Assessment Area , Special Assessment , 2022 , 5.4% , 5/01/42 . 920,000 931,667
Del Webb Phase 1/2 Assessment Area , Special Assessment , 2022 , 5.5% , 5/01/52 . 1,720,000 1,706,904
Weslyn Park Assessment Area , Special Assessment , 2022 , 4.6% , 5/01/32 ....... 460,000 463,722
Weslyn Park Assessment Area , Special Assessment , 2022 , 5.2% , 5/01/42 ....... 1,000,000 1,001,985
d
Sunrise Community Development District , Special Assessment , 144A, 2025 , 5.875% ,
5/01/55 ......................................................... 2,250,000 2,122,442
Sunstone Community Development District , Assessment Area 1 , Special Assessment ,
2026 , 5.8% , 5/01/56 ................................................ 1,000,000 952,821
Tamarindo Community Development District ,
Special Assessment , 2021 , 3% , 5/01/31 ................................. 185,000 175,106
Special Assessment , 2021 , 3.375% , 5/01/41 ............................. 820,000 671,273
Tern Bay Community Development District , Special Assessment , 2022 , 4% , 6/15/42 . 2,000,000 1,727,017
Terra Lago Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , 5.625% , 5/01/45 .............. 450,000 451,761
Assessment Area 1 , Special Assessment , 2025 , 5.8% , 5/01/55 ................ 1,170,000 1,146,803
Assessment Area 2 , Special Assessment , 2025 , 5.75% , 5/01/56 ............... 2,500,000 2,388,020
Terreno Community Development District , Assessment Area , Special Assessment ,
2025 , 5.65% , 5/01/55 ............................................... 540,000 527,652
Three Rivers Community Development District , Assessment Area , Special Assessment ,
2023 , Refunding , 5.75% , 5/01/53 ...................................... 1,700,000 1,700,062
Timber Creek Southwest Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 2.35% , 12/15/26 .............. 85,000 84,662
Assessment Area 2 , Special Assessment , 2021 , 3% , 12/15/31 ................ 750,000 704,977
Tohoqua Community Development District ,
Phase 2 , Special Assessment , 2021 , 2.875% , 5/01/31 ...................... 215,000 206,960
Phase 2 , Special Assessment , 2021 , 3.375% , 5/01/41 ...................... 805,000 677,466
Tolomato Community Development District ,
Assessment Area 1 , Special Assessment , 2022-1 , 3.3% , 5/01/32 .............. 515,000 491,761
Assessment Area 2 , Special Assessment , 2022-2 , 3.3% , 5/01/32 .............. 180,000 171,790
d
Towne Park Community Development District ,
Assessment Area 3D , Special Assessment , 144A, 2020 , 3.125% , 5/01/30 ........ 335,000 326,581
Assessment Area 3D , Special Assessment , 144A, 2020 , 3.625% , 5/01/40 ........ 1,075,000 942,001
Assessment Area 3D , Special Assessment , 144A, 2020 , 4% , 5/01/51 ........... 1,000,000 835,573
d
Towns at Woodsdale Community Development District ,
Assessments , Special Assessment , 144A, 2023 , 6.125% , 11/01/43 ............. 280,000 292,164
Assessments , Special Assessment , 144A, 2023 , 6.375% , 11/01/53 ............. 995,000 1,027,203
Tradition Community Development District No. 9 , Assessments , Special Assessment ,
2021 , 2.7% , 5/01/31 ................................................ 445,000 415,072
d
Trevesta Community Development District ,
Assessment Area 2 , Special Assessment , 144A, 2020 , 3.25% , 5/01/30 .......... 195,000 188,078
Assessment Area 2 , Special Assessment , 144A, 2020 , 3.75% , 5/01/40 .......... 880,000 743,519
Triple Creek Community Development District ,
Assessment Area , Special Assessment , 2021 , 3% , 11/01/31 .................. 250,000 235,460
Assessment Area , Special Assessment , 2021 , 3.5% , 11/01/41 ................ 740,000 611,924

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Triple Creek Community Development District, (continued)
d
Villages Q & R Assessment Area , Special Assessment , 144A, 2021 , 2.375% ,
11/01/26 ....................................................... $ 40,000 $ 39,887
d
Villages Q & R Assessment Area , Special Assessment , 144A, 2021 , 2.875% ,
11/01/31 ....................................................... 450,000 420,251
Tuckers Pointe Community Development District ,
Phase 1 Project , Special Assessment , 2022 , 3% , 5/01/27 .................... 65,000 64,635
Phase 1 Project , Special Assessment , 2022 , 3.375% , 5/01/32 ................ 560,000 531,938
Twisted Oaks Pointe Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.625% , 5/01/53 .............. 500,000 498,403
Assessment Area 2 , Special Assessment , 2023 , 5.875% , 5/01/43 .............. 500,000 518,147
Assessment Area 2 , Special Assessment , 2023 , 6.125% , 5/01/54 .............. 500,000 509,894
Assessment Area 3 , Special Assessment , 2024 , 4.8% , 5/01/31 ................ 255,000 258,168
Assessment Area 3 , Special Assessment , 2024 , 5.625% , 5/01/44 .............. 905,000 924,610
Assessment Area 3 , Special Assessment , 2024 , 6% , 5/01/55 ................. 1,260,000 1,278,085
Two Rivers East Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 4.875% , 5/01/30 .............. 145,000 146,880
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/43 ............... 2,000,000 2,039,502
Assessment Area 1 , Special Assessment , 2023 , 5.875% , 5/01/53 .............. 3,465,000 3,475,521
Two Rivers North Community Development District ,
Special Assessment , 2022 , 4.625% , 5/01/27 ............................. 25,000 25,080
Special Assessment , 2022 , 4.875% , 5/01/32 ............................. 380,000 385,878
Two Rivers West Community Development District ,
Special Assessment , 2022 , 6% , 5/01/43 ................................. 1,190,000 1,231,322
Special Assessment , 2022 , 6.25% , 5/01/53 .............................. 1,455,000 1,486,791
Special Assessment , 2023 , 6% , 11/01/43 ................................ 1,590,000 1,651,216
Special Assessment , 2023 , 6.125% , 11/01/53 ............................. 2,145,000 2,179,599
Special Assessment , 2024 , 5.625% , 5/01/44 ............................. 420,000 423,830
d
Union Park East Community Development District ,
Assessment Area 3 , Special Assessment , 144A, 2021 , 2.95% , 5/01/31 .......... 60,000 56,836
Assessment Area 3 , Special Assessment , 144A, 2021 , 3.35% , 5/01/41 .......... 160,000 137,628
Varrea North Community Development District , Assessment Area , Special Assessment ,
2026 , 5.9% , 5/01/58 ................................................ 895,000 892,195
Varrea South Community Development District ,
Assessment Area , Special Assessment , 2023 , 5.125% , 5/01/43 ............... 1,075,000 1,081,142
Assessment Area , Special Assessment , 2023 , 5.4% , 5/01/53 ................. 1,320,000 1,318,471
V-Dana Community Development District ,
d
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.5% , 5/01/31 ........... 315,000 308,141
d
Assessment Area 1 , Special Assessment , 144A, 2020 , 4% , 5/01/40 ............ 1,775,000 1,594,924
Assessment Area 1 , Special Assessment , 2021 , 3.125% , 5/01/31 .............. 400,000 389,870
Assessment Area 1 , Special Assessment , 2021 , 3.625% , 5/01/41 .............. 1,250,000 1,098,913
Assessment Area 2 , Special Assessment , 2023 , 4.3% , 5/01/30 ................ 435,000 438,784
Assessment Area 2 , Special Assessment , 2023 , 5.25% , 5/01/43 ............... 1,345,000 1,358,314
Assessment Area 2 , Special Assessment , 2023 , 5.5% , 5/01/54 ................ 1,785,000 1,769,419
Assessment Area 2 , Special Assessment , 2025 , 5.375% , 5/01/45 .............. 470,000 470,247
Assessment Area 2 , Special Assessment , 2025 , 5.55% , 5/01/55 ............... 1,030,000 1,014,770
Veranda Community Development District II ,
Assessment Area 3 , Special Assessment , 2024 , Refunding , 5.125% , 5/01/44 ..... 1,670,000 1,676,036
Assessment Area 3 , Special Assessment , 2024 , Refunding , 5.375% , 5/01/54 ..... 3,450,000 3,392,843
d
Assessment Area 4 , Special Assessment , 144A, 2021 , Refunding , 3.1% , 5/01/31 .. 260,000 252,329
d
Assessment Area 5 , Special Assessment , 144A, 2021 , Refunding , 3.1% , 5/01/31 .. 65,000 63,079
d
Assessment Area 5 , Special Assessment , 144A, 2021 , Refunding , 3.6% , 5/01/41 .. 275,000 241,676
Assessment Area 5 Phase 2 , Special Assessment , 2024 , Refunding , 5.375% ,
5/01/44 ........................................................ 580,000 583,524
Assessment Area 5 Phase 2 , Special Assessment , 2024 , Refunding , 5.625% ,
5/01/54 ........................................................ 260,000 254,390

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Verano No. 2 Community Development District ,
Pod D , Special Assessment , 2024 , 5.5% , 5/01/44 .......................... $ 815,000 $ 820,179
Pod D , Special Assessment , 2024 , 5.8% , 5/01/54 .......................... 1,910,000 1,906,798
Pod D , Special Assessment , 2024 , 5.625% , 5/01/55 ........................ 195,000 190,130
Verano No. 3 Community Development District ,
Phase 1 Assessment Area , Special Assessment , 2021 , 3.375% , 5/01/41 ......... 750,000 628,249
Phase 2 Assessment Area , Special Assessment , 2022 , 6.45% , 11/01/42 ......... 1,000,000 1,049,649
Phase 2 Assessment Area , Special Assessment , 2022 , 6.625% , 11/01/52 ........ 1,475,000 1,533,251
Verano No. 4 Community Development District ,
Astor Creek Phase 1 Assessment Area , Special Assessment , 2023 , 5.375% , 5/01/43 1,020,000 1,036,079
Astor Creek Phase 1 Assessment Area , Special Assessment , 2023 , 5.625% , 5/01/53 250,000 250,767
Viera Stewardship District ,
Assessments , Special Assessment , 2021 , 2.8% , 5/01/31 .................... 800,000 746,327
Assessments , Special Assessment , 2021 , 3.125% , 5/01/41 .................. 1,750,000 1,384,855
Assessments , Special Assessment , 2023 , 5.5% , 5/01/54 .................... 2,500,000 2,409,860
Village Community Development District No. 14 , Phase I , Special Assessment , 2022 ,
5.5% , 5/01/53 .................................................... 11,115,000 11,177,143
Villages of Glen Creek Community Development District ,
Assessment Area 3 , Special Assessment , 2022 , Refunding , 3.15% , 5/01/32 ...... 200,000 189,574
Assessment Area 3 , Special Assessment , 2022 , Refunding , 4% , 5/01/52 ........ 1,170,000 937,580
Assessment Area 4 , Special Assessment , 2022 A , 4.875% , 5/01/32 ............ 250,000 254,899
Assessment Area 4 , Special Assessment , 2022 A , 5.125% , 5/01/42 ............ 710,000 712,628
Villamar Community Development District ,
Special Assessment , 2020 , 3.2% , 5/01/30 ............................... 195,000 192,102
Special Assessment , 2020 , 3.75% , 5/01/40 .............................. 655,000 580,257
Assessment Area 5 , Special Assessment , 2023 , 5.625% , 5/01/43 .............. 385,000 392,312
Assessment Area 5 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 1,165,000 1,157,399
Assessment Area 6 , Special Assessment , 2024 , 5.5% , 5/01/44 ................ 670,000 678,031
Assessment Area 6 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 495,000 491,458
Phase 4 Project , Special Assessment , 2022 , 3.25% , 5/01/27 ................. 35,000 34,867
Phase 4 Project , Special Assessment , 2022 , 3.625% , 5/01/32 ................ 250,000 240,335
Phase 4 Project , Special Assessment , 2022 , 4% , 5/01/42 .................... 670,000 588,617
Vivid Shores Community Development District , Special Assessment , 2025 , 5.625% ,
5/01/56 ......................................................... 1,400,000 1,348,712
Waterford Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 315,000 319,788
Assessment Area 1 , Special Assessment , 2023 , 5.6% , 5/01/53 ................ 610,000 616,443
Assessment Area 2 , Special Assessment , 2024 , 4.375% , 5/01/31 .............. 135,000 135,339
Assessment Area 3 , Special Assessment , 2025 , 6.25% , 5/01/56 ............... 1,590,000 1,608,953
Waterset South Community Development District ,
Assessments , Special Assessment , 2022 , 6.1% , 5/01/53 .................... 765,000 787,106
Assessments , Special Assessment , 2024 , 5.65% , 5/01/54 ................... 1,680,000 1,654,074
Wellness Ridge Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.125% , 6/15/43 .............. 1,405,000 1,413,270
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 6/15/53 .............. 1,340,000 1,324,060
d
Assessment Area 2 , Special Assessment , 144A, 2024 , 4.25% , 6/15/31 .......... 200,000 200,633
d
Assessment Area 2 , Special Assessment , 144A, 2024 , 5% , 6/15/44 ............ 500,000 489,339
West Hillcrest Community Development District , Special Assessment , 2023 , 5.25% ,
6/15/43 ......................................................... 825,000 830,067
West Port Community Development District ,
Assessment Area 1 2021 Project Area , Special Assessment , 2021 , 3% , 5/01/31 ... 570,000 539,517
Assessment Area 1 2021 Project Area , Special Assessment , 2021 , 3.4% , 5/01/41 .. 1,470,000 1,199,186
d
Assessment Area 2 , Special Assessment , 144A, 2020 , 3.25% , 5/01/31 .......... 410,000 391,865
d
Assessment Area 2 , Special Assessment , 144A, 2020 , 3.625% , 5/01/41 ......... 1,085,000 908,938

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
West Villages Improvement District ,
Unit of Development No. 10 Assessment Area 1 , Special Assessment , 2024 , 5.375% ,
5/01/44 ........................................................ $ 945,000 $ 946,608
Unit of Development No. 10 Assessment Area 1 , Special Assessment , 2024 , 5.625% ,
5/01/54 ........................................................ 995,000 972,190
Unit of Development No. 12 Assessment Area 1 , Special Assessment , 2025 , 5% ,
5/01/35 ........................................................ 790,000 811,950
Unit of Development No. 12 Assessment Area 1 , Special Assessment , 2025 , 5.75% ,
5/01/45 ........................................................ 500,000 515,566
Unit of Development No. 12 Assessment Area 1 , Special Assessment , 2025 , 6% ,
5/01/55 ........................................................ 1,570,000 1,602,340
Unit of Development No. 12 Assessment Area 2 , Special Assessment , 2026 , 5.65% ,
5/01/56 ........................................................ 735,000 705,667
Unit of Development No. 7 , Special Assessment , 2021 , 3.125% , 5/01/31 ........ 200,000 187,605
Unit of Development No. 7 , Special Assessment , 2021 , 3.5% , 5/01/41 .......... 800,000 640,191
Unit of Development No. 7 , Special Assessment , 2023 , 6% , 5/01/43 ............ 320,000 334,718
Unit of Development No. 7 , Special Assessment , 2023 , 6.25% , 5/01/54 ......... 585,000 606,482
Unit of Development No. 8 , Special Assessment , 2021 , 3.125% , 5/01/31 ........ 525,000 494,782
Unit of Development No. 8 , Special Assessment , 2022 , 5.5% , 5/01/53 .......... 1,905,000 1,889,652
Unit of Development No. 9 , Special Assessment , 2023 , 4.625% , 5/01/30 ........ 165,000 166,729
Unit of Development No. 9 , Special Assessment , 2023 , 5.375% , 5/01/43 ........ 1,495,000 1,514,352
Unit of Development No. 9 , Special Assessment , 2023 , 5.625% , 5/01/53 ........ 2,005,000 2,008,944
Westside Haines City Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 3% , 5/01/31 ................. 350,000 332,993
Assessment Area 1 , Special Assessment , 2021 , 3.25% , 5/01/41 ............... 1,000,000 832,920
Assessment Area 2 , Special Assessment , 2024 , 4.875% , 5/01/31 .............. 335,000 339,556
Assessment Area 2 , Special Assessment , 2024 , 5.75% , 5/01/44 ............... 1,515,000 1,533,921
Assessment Area 2 , Special Assessment , 2024 , 6% , 5/01/54 ................. 2,140,000 2,150,015
Westview North Community Development District ,
Special Assessment , 2022 , 5.75% , 6/15/42 .............................. 1,000,000 1,030,380
Special Assessment , 2022 , 6% , 6/15/52 ................................. 1,250,000 1,281,106
Westview South Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 4.875% , 5/01/28 .............. 165,000 166,568
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 1,340,000 1,360,367
Assessment Area 1 , Special Assessment , 2023 , 5.6% , 5/01/53 ................ 2,335,000 2,329,126
d
Assessment Area 1 2025 Project Area , Special Assessment , 144A, 2025 , 6% ,
5/01/45 ........................................................ 2,285,000 2,348,607
d
Assessment Area 1 2025 Project Area , Special Assessment , 144A, 2025 , 6.2% ,
5/01/55 ........................................................ 2,070,000 2,100,960
Assessment Area 2 , Special Assessment , 2023 , 4.75% , 5/01/28 ............... 95,000 95,552
Assessment Area 2 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 1,240,000 1,241,495
Westwood of Pasco Community Development District ,
Assessments , Special Assessment , 2023 , 5.4% , 5/01/43 .................... 500,000 508,864
Assessments , Special Assessment , 2023 , 5.625% , 5/01/53 .................. 145,000 145,685
Whispering Pines Community Development District ,
Special Assessment , 2023 , 5.375% , 5/01/43 ............................. 500,000 511,853
Special Assessment , 2023 , 5.5% , 5/01/53 ............................... 930,000 935,710
Willowbrook Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.625% , 5/01/44 .............. 555,000 552,409
Assessment Area 1 , Special Assessment , 2024 , 5.9% , 5/01/55 ................ 725,000 704,049
d
Assessment Area 2 , Special Assessment , 144A, 2025 , 5.875% , 5/01/56 ......... 1,100,000 1,075,433
Willows Community Development District ,
Assessment Area 2 , Special Assessment , 2022 , 4.7% , 5/01/29 ................ 180,000 182,572
Assessment Area 2 , Special Assessment , 2022 , 5.625% , 5/01/42 .............. 1,440,000 1,476,145
Assessment Area 2 , Special Assessment , 2022 , 5.75% , 5/01/52 ............... 1,200,000 1,219,852
Wind Meadows South Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.95% , 5/01/31 ............... 250,000 235,398

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Wind Meadows South Community Development District, (continued)
Assessment Area 1 , Special Assessment , 2021 , 3.35% , 5/01/41 ............... $ 940,000 $ 799,703
Assessment Area 2 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 920,000 932,427
Assessment Area 2 , Special Assessment , 2023 , 5.625% , 5/01/53 .............. 980,000 984,091
Winding Oaks Community Development District ,
Special Assessment , 2024 , 5.4% , 5/01/44 ............................... 310,000 306,970
Special Assessment , 2024 , 5.7% , 5/01/55 ............................... 1,105,000 1,078,364
Windsor Cay Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.45% , 5/01/44 ............... 1,000,000 1,022,135
Assessment Area 1 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 765,000 776,691
Windward Community Development District , Special Assessment , 2020 A-1 , 3.65% ,
5/01/30 ......................................................... 120,000 117,991
Wiregrass II Community Development District ,
Assessment Area 1 , Special Assessment , 2020 , 3.125% , 5/01/30 .............. 525,000 507,272
Assessment Area 1 , Special Assessment , 2020 , 3.7% , 5/01/40 ................ 1,675,000 1,461,895
d
Woodland Crossing Community Development District ,
Special Assessment , 144A, 2025 , 5.875% , 5/01/45 ......................... 825,000 837,723
Special Assessment , 144A, 2025 , 6.125% , 5/01/56 ......................... 1,755,000 1,760,434
Woodland Ranch Estates Community Development District , Special Assessment , 2025 ,
5.75% , 5/01/55 ................................................... 715,000 692,113
Woodlands Section 9 Community Development District , Special Assessment , 2026 ,
6% , 5/01/56 ...................................................... 3,500,000 3,383,574
Zephyr Lakes Community Development District , Assessment Area 2 , Special
Assessment , 2021 , 3% , 5/01/31 ....................................... 130,000 125,882
888,544,628
Georgia 1.0%
d
Atlanta Development Authority (The) ,
PRG - CAU Properties LLC , Revenue , 144A, 2025 A , 6% , 7/01/50 ............. 1,000,000 1,023,162
PRG - CAU Properties LLC , Revenue , 144A, 2025 A , 6% , 7/01/55 ............. 885,000 897,250
d
Development Authority of Cobb County (The) ,
Presbyterian Village Austell, Inc. , Revenue , 144A, 2019 A , Refunding , 5% , 12/01/39 1,825,000 1,597,017
Presbyterian Village Austell, Inc. , Revenue , 144A, 2019 A , Refunding , 5% , 12/01/49 10,760,000 8,359,504
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 1,835,000 1,878,140
f
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.7%, 12/01/45 ................... 16,820,000 8,350,923
Forsyth County Hospital Authority , Georgia Baptist Healthcare System Obligated
Group , Revenue , 1998 , ETM, 6.375% , 10/01/28 ........................... 2,935,000 3,052,412
d
George L Smith II Congress Center Authority , Signia Hotel Management LLC , Revenue ,
144A, 2021 B , 5% , 1/01/54 ........................................... 6,500,000 6,097,722
Georgia Housing & Finance Authority , Revenue , 2025 C , 5.125% , 12/01/50 ........ 5,000,000 5,041,772
Main Street Natural Gas, Inc. ,
Revenue , 2007 A , 5.5% , 9/15/27 ...................................... 4,000,000 4,093,902
Revenue , 2007 A , 5.5% , 9/15/28 ...................................... 5,000,000 5,219,055
45,610,859
Idaho 0.3%
Idaho Housing & Finance Association , Revenue , 2010 A , 7% , 2/01/36 ............ 13,305,000 13,329,839
Illinois 3.2%
Chicago Board of Education ,
GO , 2023 A , 6% , 12/01/49 ........................................... 5,000,000 5,067,694
GO , 2025 A , 5.75% , 12/01/50 ......................................... 10,540,000 10,222,261
GO , 2025 A , 6.25% , 12/01/50 ......................................... 3,500,000 3,559,441
GO , 2025 B , Refunding , 6% , 12/01/43 .................................. 3,000,000 3,061,523
GO , 2025 B , Refunding , 6% , 12/01/44 .................................. 5,000,000 5,081,658
GO , 2025 C , Refunding , 6% , 12/01/43 .................................. 6,500,000 6,633,299

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Chicago O'Hare International Airport , Revenue, Senior Lien , 2025 E , BAM Insured , 5% ,
1/01/60 ......................................................... $ 3,000,000 $ 2,975,076
City of Chicago ,
GO , 2023 A , 5.5% , 1/01/40 ........................................... 2,840,000 2,878,625
GO , 2025 A , 6% , 1/01/50 ............................................ 7,500,000 7,727,431
GO , 2025 F , 6% , 1/01/44 ............................................ 1,660,000 1,743,557
Illinois Finance Authority ,
d
DePaul College Prep , Revenue , 144A, 2023 A , Refunding , 5.625% , 8/01/53 ...... 2,055,000 2,083,523
d
McKinley Foundation at University of Illinois (The) , Revenue , 144A, 2021 A ,
Refunding , 5.125% , 11/01/55 ....................................... 13,560,000 11,225,277
d
McKinley Foundation at University of Illinois (The) , Revenue , 144A, 2021 B , 7% ,
11/01/37 ....................................................... 2,835,000 2,782,794
Plymouth Place Obligated Group , Revenue , 2022 A , 6.75% , 5/15/58 ........... 3,000,000 3,135,093
Westminster Village, Inc. Obligated Group , Revenue , 2018 A , Refunding , 5.25% ,
5/01/48 ........................................................ 10,000,000 8,936,912
Westminster Village, Inc. Obligated Group , Revenue , 2018 A , Refunding , 5.5% ,
5/01/53 ........................................................ 10,810,000 9,727,448
f
Metropolitan Pier & Exposition Authority , State of Illinois McCormick Place Expansion
Project Fund , Revenue , 2010 B-1 , Refunding , AG Insured , 4.92%, 6/15/45 ....... 18,100,000 7,341,938
State of Illinois , GO , 2022 C , 5.5% , 10/01/44 ............................... 4,645,000 4,850,454
d ,f
Upper Illinois River Valley Development Authority ,
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 62,345,000 39,509,174
Patriot Services Group Obligated Group , Revenue , 144A, 2024 B , Refunding , 5.94%,
12/01/35 ....................................................... 12,135,000 7,117,074
c
Village of Villa Park , Garden Station Redevelopment Area , Tax Allocation , 2021 , 4.5% ,
12/31/38 ........................................................ 1,815,000 1,379,016
147,039,268
Indiana 0.6%
d
City of Anderson , Sweet Galilee at the Wigwam LLC , Revenue , 144A, 2020 A , 5.375% ,
1/01/40 ......................................................... 2,740,000 2,377,095
d
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 A , 5% , 8/01/41 .. 5,345,000 4,544,328
d
City of Jeffersonville , Vivera Senior Living of Jeffersonville LLC , Revenue , 144A, 2020
A , 5.25% , 11/01/40 ................................................. 4,500,000 3,720,913
d
City of Valparaiso , Green Oaks of Valparaiso LLC , Revenue , 144A, 2021 , 5.375% ,
12/01/41 ........................................................ 4,650,000 4,167,400
Indiana Finance Authority ,
SFP-PUFW I LLC , Revenue , 2024 C , 5.75% , 7/01/64 ....................... 1,730,000 1,574,561
University of Evansville , Revenue , 2022 B , 7% , 9/01/32 ..................... 3,515,000 3,409,854
Westminster Village Greenwood, Inc. Obligated Group , Revenue , 2025 A , 5.75% ,
5/15/60 ........................................................ 3,585,000 3,611,157
d
Indiana Housing & Community Development Authority , Vita of Marion LLC , Revenue ,
144A, 2021 A , 5.25% , 4/01/41 ........................................ 4,750,000 4,108,947
27,514,255
Iowa 0.3%
Iowa Finance Authority ,
Lifespace Communities, Inc. Obligated Group , Revenue , 2018 A , 5% , 5/15/48 .... 2,090,000 1,987,213
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6.75% ,
5/15/33 ........................................................ 1,000,000 1,121,261
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 7.25% ,
5/15/38 ........................................................ 1,500,000 1,683,210
Northcrest Obligated Group , Revenue , 2018 A , 5% , 3/01/48 .................. 7,500,000 7,147,802
Presbyterian Homes Mill Pond Apartment, Inc. , Revenue , 2025 , 5.875% , 10/01/65 . 2,000,000 2,018,265
13,957,751

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kansas 0.0%
†
City of Manhattan , Lowry Trails Public Improvement District Improvement Area No. 1 ,
Revenue , 2025 A , 5.5% , 6/01/60 ...................................... $ 1,000,000 $ 993,623
Kentucky 0.4%
Kentucky Public Energy Authority , Revenue , 2025 B , 5% , 12/01/33 .............. 2,150,000 2,187,348
Kentucky Public Transportation Infrastructure Authority ,
Revenue, First Tier , 2013 C , 6.6% , 7/01/39 ............................... 10,000,000 11,058,694
Revenue, First Tier , 2013 C , 6.75% , 7/01/43 .............................. 5,000,000 5,477,940
18,723,982
Louisiana 1.5%
Lakeshore Villages Master Community Development District ,
Special Assessment , 2021 , 2.875% , 6/01/31 ............................. 695,000 642,493
Special Assessment , 2021 , 3.2% , 6/01/41 ............................... 2,730,000 2,153,333
Special Assessment , 2021 , 4% , 6/01/51 ................................. 2,035,000 1,576,376
d
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
GOMESA , Revenue , 144A, 2018 , 5.375% , 11/01/38 ........................ 1,225,000 1,243,342
Parish of Lafourche , Revenue , 144A, 2019 , 3.95% , 11/01/43 ................. 1,547,668 1,370,841
Parish of St. Martin , Revenue , 144A, 2019 , 4.4% , 11/01/44 ................... 2,630,000 2,471,468
Parish of Vermilion , Revenue , 144A, 2019 , 4.625% , 11/01/38 ................. 1,270,000 1,256,849
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-1 , Refunding ,
4.5% , 12/01/31 .................................................. 5,000,000 5,010,134
f
Patriot Services Group Obligated Group , Revenue, Sub. Lien , 144A, 2024 B ,
Refunding , 5.94%, 12/01/35 ........................................ 12,800,000 7,507,091
Terrebonne Parish Consolidated Government , Revenue , 144A, 2018 , 5.5% , 11/01/39 895,000 905,078
Louisiana Public Facilities Authority ,
d
Acadiana Renaissance Charter Academy , Revenue , 144A, 2025 , 6% , 6/15/59 .... 2,435,000 2,406,729
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.5% , 9/01/59 ...... 6,500,000 6,558,007
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.75% , 9/01/64 ..... 7,425,000 7,615,596
d
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.375% , 1/01/40 5,000,000 4,033,842
d
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.5% , 1/01/50 . 4,500,000 3,387,357
d
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-2 , 7% , 1/01/57 ... 10,000,000 7,746,823
Parish of Beauregard , OfficeMax, Inc. , Revenue , 2002 , Refunding , 6.8% , 2/01/27 ... 13,990,000 14,022,377
69,907,736
Maryland 0.2%
d
Town of La Plata , Heritage Green Special Taxing District , Special Tax , 144A, 2023 A ,
6.5% , 2/15/53 .................................................... 8,500,000 8,502,191
Massachusetts 0.1%
d
Massachusetts Development Finance Agency ,
CHF Merrimack, Inc. , Revenue , 144A, 2024 A , 5% , 7/01/54 .................. 1,200,000 1,109,838
CHF Merrimack, Inc. , Revenue , 144A, 2024 A , 5% , 7/01/60 .................. 1,100,000 1,001,630
CHF Wentworth, Inc. , Revenue , 144A, 2026 A , 5.5% , 7/01/66 ................. 3,725,000 3,590,151
5,701,619
Michigan 0.4%
City of Detroit , Great Lakes Water Authority Sewage Disposal System , Revenue,
Second Lien , 2006 B , NATL Insured , 5% , 7/01/36 .......................... 15,000 15,030
Grand Rapids Economic Development Corp. , Michigan Christian Home Obligated
Group , Revenue , 2025 A , 6% , 11/01/50 ................................. 2,500,000 2,492,209
Kalamazoo Economic Development Corp. ,
d
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/31 .................................................... 580,000 592,969
d
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/51 .................................................... 3,015,000 2,572,845
Heritage Community of Kalamazoo Obligated Group , Revenue , 2020 A , 5% , 5/15/55 8,860,000 7,959,589

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
d
Michigan Strategic Fund ,
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/31 .................................................... $ 410,000 $ 419,168
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/41 .................................................... 895,000 843,181
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/51 .................................................... 1,380,000 1,177,620
f
Michigan Tobacco Settlement Finance Authority , Michigan Finance Authority Tobacco
Settlement , Revenue, Sub. Lien , 2007 B , 8.36%, 6/01/52 .................... 26,990,000 3,416,140
19,488,751
Minnesota 0.2%
City of Apple Valley , PHS Apple Valley Senior Housing, Inc. , Revenue , 2025 A , 5.375% ,
9/01/45 ......................................................... 475,000 484,998
City of Minneapolis ,
Ecumen Mill City Quarter LLC , Revenue , 2015 , 5.25% , 11/01/45 .............. 2,900,000 2,750,945
Ecumen Mill City Quarter LLC , Revenue , 2015 , 5.375% , 11/01/50 .............. 1,000,000 915,490
City of Ramsey , PACT Charter School , Revenue , 2022 A , Refunding , 5% , 6/01/32 ... 5,535,000 5,556,863
d
Scott County Community Development Agency , Spero BP Senior LLC , Revenue, Sub.
Lien , 144A, 2022 B , 6.25% , 8/01/37 .................................... 540,000 533,273
10,241,569
Mississippi 0.4%
d
Mississippi Development Bank ,
Magnolia Regional Health Center , Revenue , 144A, 2021 , Refunding , 4% , 10/01/34 900,000 830,657
Magnolia Regional Health Center , Revenue , 144A, 2021 , Refunding , 4% , 10/01/36 850,000 757,569
d ,f
Mississippi Home Corp. ,
Patriot Services Group Obligated Group , Revenue , 144A, 2024-2 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 14,500,000 9,188,917
Patriot Services Group Obligated Group , Revenue , 144A, 2024-2 B , Refunding ,
5.95%, 12/01/35 ................................................. 12,850,000 7,529,645
18,306,788
Missouri 0.1%
City of Maryland Heights , Westport Plaza Redevelopment Area , Tax Allocation , 2020 ,
4.125% , 11/01/38 .................................................. 1,970,000 1,810,798
Kirkwood Industrial Development Authority ,
Ashfield Active Living & Wellness Communities, Inc. Obligated Group , Revenue ,
2017 A , Refunding , 5.25% , 5/15/42 ................................... 1,000,000 991,480
Ashfield Active Living & Wellness Communities, Inc. Obligated Group , Revenue ,
2017 A , Refunding , 5.25% , 5/15/50 ................................... 3,500,000 3,271,962
6,074,240
Nevada 0.7%
City of Las Vegas ,
Special Improvement District No. 610 , Special Assessment , 2018 , 5% , 6/01/48 .... 6,815,000 6,699,527
Special Improvement District No. 611 , Special Assessment , 2020 , 4% , 6/01/33 .... 175,000 167,060
Special Improvement District No. 611 , Special Assessment , 2020 , 4% , 6/01/34 .... 175,000 165,180
Special Improvement District No. 611 , Special Assessment , 2020 , 4% , 6/01/35 .... 175,000 164,051
Special Improvement District No. 611 , Special Assessment , 2020 , 4% , 6/01/40 .... 415,000 374,611
Special Improvement District No. 612 Skye Hills , Special Assessment , 2020 , 3.5% ,
6/01/35 ........................................................ 190,000 175,120
Special Improvement District No. 612 Skye Hills , Special Assessment , 2020 , 4% ,
6/01/50 ........................................................ 895,000 767,081
Special Improvement District No. 812 , Special Assessment , 2015 , 5% , 12/01/30 ... 1,340,000 1,341,031
Special Improvement District No. 812 , Special Assessment , 2015 , 5% , 12/01/35 ... 845,000 845,430
Special Improvement District No. 814 , Special Assessment , 2019 , 4% , 6/01/39 .... 410,000 384,792

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Nevada (continued)
City of Las Vegas, (continued)
Special Improvement District No. 814 , Special Assessment , 2019 , 4% , 6/01/44 .... $ 665,000 $ 595,150
Special Improvement District No. 816 , Special Assessment , 2021 , 2.75% , 6/01/33 . 510,000 454,563
Special Improvement District No. 816 , Special Assessment , 2021 , 2.75% , 6/01/36 . 800,000 669,606
Special Improvement District No. 816 , Special Assessment , 2021 , 3% , 6/01/41 .... 620,000 486,214
Special Improvement District No. 816 , Special Assessment , 2021 , 3.125% , 6/01/51 1,385,000 952,908
d
City of North Las Vegas ,
Special Improvement District No. 66 , Special Assessment , 144A, 2022 , 5.75% ,
6/01/47 ........................................................ 1,555,000 1,573,465
Special Improvement District No. 66 , Special Assessment , 144A, 2022 , 6% , 6/01/52 1,750,000 1,777,929
Special Improvement District No. 67 Apex Moonwater West , Special Assessment ,
144A, 2025 , 6.75% , 6/01/55 ........................................ 4,850,000 4,885,851
d,f
City of Reno , Sales Tax , Revenue, Sub. Lien , 144A, 2018 C , Refunding , 5.95%,
7/01/58 ......................................................... 9,000,000 1,431,455
County of Clark ,
Special Improvement District No. 128 , Special Assessment , 2001-2007 , 5.05% ,
2/01/31 ........................................................ 980,000 985,672
Special Improvement District No. 159 , Special Assessment , 2015 , 5% , 8/01/35 .... 1,800,000 1,801,891
Henderson Local Improvement Districts ,
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch ,
Special Assessment , 2022 , 3% , 9/01/36 ............................... 290,000 253,088
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch ,
Special Assessment , 2022 , 3.5% , 9/01/45 .............................. 705,000 557,018
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch ,
Special Assessment , 2022 , 4% , 9/01/51 ............................... 470,000 383,700
Local Improvement District No. T-22 , Special Assessment , 2023 , 5% , 3/01/38 ..... 760,000 774,504
Local Improvement District No. T-22 , Special Assessment , 2023 , 5.25% , 3/01/48 .. 970,000 971,010
Local Improvement District No. T-22 , Special Assessment , 2023 , 5.25% , 3/01/53 .. 295,000 288,583
c ,d
State of Nevada Department of Business & Industry ,
Fulcrum Sierra Biofuels LLC , Revenue , 144A, 2017 , 5.875% , 12/15/27 .......... 6,386,895 64
Fulcrum Sierra Biofuels LLC , Revenue , 144A, 2017 , 6.25% , 12/15/37 ........... 7,028,570 70
29,926,624
New Hampshire 0.5%
New Hampshire Business Finance Authority ,
Caritas Acquisitions VII LLC , Revenue , 2020 A , 3.75% , 8/15/30 ............... 100,000 98,639
Caritas Acquisitions VII LLC , Revenue , 2020 A , 4.125% , 8/15/40 .............. 2,545,000 2,263,753
Caritas Acquisitions VII LLC , Revenue , 2020 A , 4.25% , 8/15/46 ............... 2,860,000 2,472,761
Caritas Acquisitions VII LLC , Revenue , 2020 A , 4.5% , 8/15/55 ................ 5,940,000 4,857,287
Greater Raleigh Area Christian Education, Inc. , Revenue , 2025 , 6% , 8/01/65 ..... 11,875,000 11,473,835
21,166,275
New Jersey 1.0%
New Jersey Economic Development Authority ,
Provident Group-Kean Properties LLC , Revenue , 2017 A , 5% , 7/01/47 .......... 2,200,000 2,079,875
United Airlines, Inc. , Revenue , 2003 , 5.5% , 6/01/33 ........................ 8,480,000 8,495,342
d
White Horse HMT Urban Renewal LLC , Revenue , 144A, 2020 , 5% , 1/01/40 ...... 2,921,853 2,193,168
f
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2008
A , 4.43%, 12/15/38 ................................................ 46,750,000 27,441,184
Tobacco Settlement Financing Corp. , Revenue , 2018 A , Refunding , 5.25% , 6/01/46 .. 7,000,000 7,013,118
47,222,687
New Mexico 0.0%
†
Lower Petroglyphs Public Improvement District ,
Special Tax , 2018 , Refunding , 5% , 10/01/33 .............................. 500,000 502,568
Special Tax , 2018 , Refunding , 5% , 10/01/38 .............................. 450,000 450,004

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Mexico (continued)
Lower Petroglyphs Public Improvement District, (continued)
Special Tax , 2018 , Refunding , 5% , 10/01/48 .............................. $ 1,205,000 $ 1,154,866
2,107,438
New York 3.4%
Metropolitan Transportation Authority ,
Revenue , 2020 C-1 , 4.75% , 11/15/45 ................................... 13,220,000 13,168,838
Revenue , 2020 C-1 , 5% , 11/15/50 ..................................... 10,000,000 10,026,482
Revenue , 2020 C-1 , 5.25% , 11/15/55 ................................... 25,000,000 25,225,470
New York Liberty Development Corp. , Goldman Sachs Headquarters LLC , Revenue ,
2005 , Refunding , 5.25% , 10/01/35 ..................................... 21,500,000 23,929,799
New York Transportation Development Corp. ,
American Airlines, Inc. , Revenue , 2020 , Refunding , 5.375% , 8/01/36 ........... 5,000,000 5,162,301
JFK NTO LLC , Revenue , 2023 , 5.375% , 6/30/60 .......................... 21,935,000 21,709,252
JFK NTO LLC , Revenue , 2024 , 5.25% , 6/30/49 ........................... 9,300,000 9,279,268
JFK NTO LLC , Revenue , 2024 , 5.5% , 6/30/60 ............................ 5,995,000 6,024,521
JFK NTO LLC , Revenue , 2025 , 6% , 6/30/59 .............................. 9,990,000 10,451,233
Laguardia Gateway Partners LLC , Revenue , 2016 A , 5% , 7/01/46 ............. 5,000,000 4,927,753
d,f
Rockland Tobacco Asset Securitization Corp. , Revenue, Sub. Lien , 144A, 2005 A ,
6.75%, 8/15/45 ................................................... 54,000,000 15,654,800
Suffolk Regional Off-Track Betting Co. , Revenue , 2024 , 6% , 12/01/53 ............ 7,175,000 7,272,756
Suffolk Regional Off-Track Betting Corp. , Revenue , 2024 , 5.75% , 12/01/44 ........ 5,000,000 5,083,477
157,915,950
Ohio 2.7%
City of Centerville , Graceworks Lutheran Services Obligated Group , Revenue , 2017 ,
Refunding , 5.25% , 11/01/50 .......................................... 5,000,000 4,716,432
d
Cleveland-Cuyahoga County Port Authority ,
Flats East Bank TIF District , Tax Allocation, Senior Lien , 144A, 2021 A , Refunding ,
4% , 12/01/55 ................................................... 1,050,000 791,058
Flats East Bank TIF District , Tax Allocation, Sub. Lien , 144A, 2021 B , Refunding ,
4.5% , 12/01/55 .................................................. 1,500,000 1,182,548
County of Fairfield , Fairfield Medical Center Obligated Group , Revenue , 2013 ,
Refunding , 5% , 6/15/43 ............................................. 10,000,000 9,153,944
County of Franklin ,
Wesley Communities Obligated Group , Revenue , 2020 , Refunding , 5.25% , 11/15/40 2,910,000 2,908,516
Wesley Communities Obligated Group , Revenue , 2020 , Refunding , 5.25% , 11/15/55 8,800,000 8,063,111
County of Washington ,
Marietta Area Health Care, Inc. Obligated Group , Revenue , 2022 , Refunding ,
6.625% , 12/01/42 ................................................ 10,000,000 10,411,977
Marietta Area Health Care, Inc. Obligated Group , Revenue , 2022 , Refunding , 6.75% ,
12/01/52 ....................................................... 17,000,000 17,451,034
Ohio Higher Educational Facility Commission ,
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/42 ........... 1,360,000 1,345,908
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/45 ........... 1,205,000 1,174,432
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/50 ........... 2,570,000 2,393,501
Ohio Housing Finance Agency ,
Revenue, Sub. Lien , 2023 C , 8% , 8/01/34 ............................... 1,000,000 1,033,353
d
Middletown Phase Two LP , Revenue, Sub. Lien , 144A, 2023 C , 8% , 9/01/39 ...... 1,400,000 1,462,559
Ohio Turnpike & Infrastructure Commission , Revenue, Junior Lien , 2013 A-4 , 5.75% ,
2/15/35 ......................................................... 35,000,000 38,360,430
Southeastern Ohio Port Authority ,
Marietta Area Health Care, Inc. Obligated Group , Revenue , 2015 , Refunding , 5% ,
12/01/35 ....................................................... 1,000,000 954,444
Marietta Area Health Care, Inc. Obligated Group , Revenue , 2015 , Refunding , 5% ,
12/01/43 ....................................................... 1,000,000 871,558

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
d
State of Ohio ,
Aultman Health Foundation Obligated Group , Revenue , 144A, 2018 , Refunding , 5% ,
12/01/38 ....................................................... $ 5,000,000 $ 4,716,237
Aultman Health Foundation Obligated Group , Revenue , 144A, 2018 , Refunding , 5% ,
12/01/48 ....................................................... 15,195,000 13,011,709
f
West Central Ohio Port Authority , DR Horton-Indiana LLC , Revenue , 2025 , 1.426%,
12/01/58 ........................................................ 5,825,000 4,012,838
124,015,589
Oklahoma 0.2%
Tulsa County Industrial Authority ,
Montereau Obligated Group , Revenue , 2017 , Refunding , 5.25% , 11/15/37 ....... 1,000,000 1,001,100
Montereau Obligated Group , Revenue , 2017 , Refunding , 5.25% , 11/15/45 ....... 4,000,000 3,967,910
Tulsa Municipal Airport Trust Trustees ,
American Airlines, Inc. , Revenue , 2025 , Refunding , 6.25% , 12/01/35 ........... 1,735,000 1,928,847
American Airlines, Inc. , Revenue , 2025 , Refunding , 6.25% , 12/01/40 ........... 1,390,000 1,506,825
8,404,682
Oregon 0.3%
Clackamas County Hospital Facility Authority ,
Rose Villa, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5.125% , 11/15/40 . 500,000 501,181
Rose Villa, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5.25% , 11/15/50 .. 1,250,000 1,205,904
Rose Villa, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5.375% , 11/15/55 . 1,500,000 1,449,324
Polk County Hospital Facility Authority , Dallas Mennonite Retirement Community
Obligated Group , Revenue , 2020 A , 5.125% , 7/01/55 ....................... 3,500,000 3,186,096
Yamhill County Hospital Authority ,
Friendsview Manor Obligated Group , Revenue , 2016 A , Refunding , 5% , 11/15/51 .. 4,325,000 3,531,395
Friendsview Manor Obligated Group , Revenue , 2021 A , Refunding , 5% , 11/15/56 .. 6,115,000 4,852,909
14,726,809
Pennsylvania 2.8%
d
Allentown Commercial and Industrial Development Authority , Executive Education
Academy Charter School , Revenue , 144A, 2024 , Refunding , 5% , 7/01/59 ........ 1,800,000 1,586,864
d
Allentown Neighborhood Improvement Zone Development Authority ,
Center City Investment Corp. , Revenue , 144A, 2018 , 5.375% , 5/01/42 .......... 5,000,000 5,035,805
Center City Investment Corp. , Revenue, Sub. Lien , 144A, 2022 , 5.25% , 5/01/42 ... 5,565,000 5,688,235
Berks County Municipal Authority (The) ,
Tower Health Obligated Group , Revenue , 2024 A-1 , 8% , 6/30/34 .............. 2,083,000 2,091,637
Tower Health Obligated Group , Revenue , 2024 A-2 , 6% , 6/30/34 .............. 1,045,000 1,094,674
Tower Health Obligated Group , Revenue , 2024 A-3 , 5% , 6/30/39 .............. 13,496,000 12,673,546
f
Tower Health Obligated Group , Revenue , 2024 B-1 , 1.361%, 6/30/44 ........... 6,993,000 5,322,046
d
Chester County Industrial Development Authority ,
Borough of Phoenixville Steelpointe Neighborhood Improvement District , Special
Assessment , 144A, 2020 , 4.75% , 3/01/50 .............................. 4,165,000 3,676,906
Woodlands at Greystone Neighborhood Improvement District , Special Assessment ,
144A, 2018 , 5% , 3/01/38 ........................................... 225,000 225,365
Woodlands at Greystone Neighborhood Improvement District , Special Assessment ,
144A, 2018 , 5.125% , 3/01/48 ....................................... 700,000 686,074
Dallas Area Municipal Authority , Misericordia University , Revenue , 2019 , Refunding ,
5% , 5/01/48 ...................................................... 4,000,000 3,527,886
d
Erie County Industrial Development Authority , CFC - Erie I LLC , Revenue , 144A, 2024
B , 7.25% , 3/01/50 ................................................. 4,495,000 3,953,027
Franklin County Industrial Development Authority ,
Menno-Haven, Inc. Obligated Group , Revenue , 2018 , Refunding , 5% , 12/01/38 ... 1,000,000 990,925
Menno-Haven, Inc. Obligated Group , Revenue , 2018 , Refunding , 5% , 12/01/43 ... 1,200,000 1,132,312
Menno-Haven, Inc. Obligated Group , Revenue , 2018 , Refunding , 5% , 12/01/48 ... 4,600,000 4,100,634
Menno-Haven, Inc. Obligated Group , Revenue , 2018 , Refunding , 5% , 12/01/53 ... 3,050,000 2,629,864

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Franklin County Industrial Development Authority, (continued)
Menno-Haven, Inc. Obligated Group , Revenue , 2019 , 5% , 12/01/54 ............ $ 1,000,000 $ 858,671
Lancaster County Hospital Authority ,
Brethren Village Obligated Group , Revenue , 2017 , Refunding , 5.125% , 7/01/37 ... 1,105,000 1,092,965
Brethren Village Obligated Group , Revenue , 2017 , Refunding , 5.25% , 7/01/41 .... 2,705,000 2,603,531
Lehigh County Industrial Development Authority , Seven Generations Charter School ,
Revenue , 2021 A , 4% , 5/01/51 ........................................ 2,385,000 1,823,025
Montgomery County Higher Education and Health Authority , Thomas Jefferson
University Obligated Group , Revenue , 2022 B , Refunding , 5% , 5/01/57 ......... 20,000,000 19,594,882
f
Pennsylvania Turnpike Commission ,
Revenue , B-2 , 5.594%, 12/01/37 ...................................... 20,000,000 20,394,532
Revenue , B-2 , 5.692%, 12/01/40 ...................................... 25,075,000 24,609,387
Philadelphia Authority for Industrial Development , Evangelical Services for the Aging
Obligated Group , Revenue , A , Refunding , 5% , 7/01/49 ...................... 3,000,000 2,709,212
128,102,005
Rhode Island 0.0%
†
Rhode Island Health and Educational Building Corp. , PRG - RI Properties LLC ,
Revenue , 2025 A , AG Insured , 5% , 7/01/55 .............................. 1,425,000 1,417,619
South Carolina 0.9%
d
City of Hardeeville ,
Hilton Head Lakes West Tract Improvement District , Special Assessment , 144A,
2026 , 6.25% , 11/01/49 ............................................ 500,000 511,901
Hilton Head Lakes West Tract Improvement District , Special Assessment , 144A,
2026 , 6.5% , 11/01/56 ............................................. 1,000,000 1,032,058
County of Dorchester , Summers Corner Improvement District , Special Assessment ,
2023 , 5.5% , 10/01/51 ............................................... 2,110,000 2,028,826
d
County of Lancaster ,
Roselyn Residential Improvement District , Special Assessment , 144A, 2025 , 6% ,
6/01/45 ........................................................ 1,295,000 1,338,499
Roselyn Residential Improvement District , Special Assessment , 144A, 2025 , 6.2% ,
6/01/55 ........................................................ 1,000,000 1,017,107
d
Greenville Housing Authority , Victor Verdae Apartments Project , Revenue , 144A, 2023
B , 8.375% , 5/01/47 ................................................ 10,600,000 10,311,684
South Carolina Jobs-Economic Development Authority ,
Beaufort Memorial Hospital Obligated Group , Revenue , 2024 , 5.75% , 11/15/54 ... 2,000,000 1,970,650
d
FAH Pelham LLC , Revenue , 144A, 2023 B , II , 7.5% , 8/01/47 ................. 9,565,000 9,150,040
South Carolina Episcopal Home at Still Hopes Obligated Group , Revenue , 2017 , 5% ,
4/01/52 ........................................................ 1,750,000 1,576,885
South Carolina Episcopal Home at Still Hopes Obligated Group , Revenue , 2018 A ,
Refunding , 5% , 4/01/48 ............................................ 3,500,000 3,252,285
South Carolina Episcopal Home at Still Hopes Obligated Group , Revenue , 2018 A ,
Refunding , 5.25% , 4/01/53 ......................................... 11,000,000 10,245,609
42,435,544
South Dakota 0.2%
City of Sioux Falls ,
Dow Rummel Village , Revenue , 2016 , Refunding , 5% , 11/01/46 ............... 7,110,000 7,137,309
Dow Rummel Village , Revenue , 2017 , 5% , 11/01/42 ........................ 2,000,000 2,007,682
9,144,991
Tennessee 1.6%
d
Cleveland Housing Authority ,
Cleveland Forward Phase One LLC , Revenue, Sub. Lien , 144A, 2022 B , 6.25% ,
4/01/41 ........................................................ 1,000,000 975,050
Cleveland Forward Phase Two LLC , Revenue, Sub. Lien , 144A, 2022 B , 6.25% ,
4/01/41 ........................................................ 1,000,000 975,050

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee (continued)
f
Johnson City Health & Educational Facilities Board ,
Ballad Health Obligated Group , Revenue , 2000 A , Refunding , NATL Insured , 3.61%,
7/01/27 ........................................................ $ 19,365,000 $ 18,800,239
Ballad Health Obligated Group , Revenue , 2000 A , Refunding , NATL Insured , 3.7%,
7/01/28 ........................................................ 19,400,000 18,148,801
Ballad Health Obligated Group , Revenue , 2000 A , Refunding , NATL Insured , 3.87%,
7/01/29 ........................................................ 19,365,000 17,391,728
Ballad Health Obligated Group , Revenue , 2000 A , Refunding , NATL Insured , 4.03%,
7/01/30 ........................................................ 19,370,000 16,645,082
72,935,950
Texas 12.8%
d
Arlington Higher Education Finance Corp. ,
BASIS Texas Charter Schools, Inc. , Revenue , 144A, 2024 , 4.875% , 6/15/59 ...... 1,000,000 867,336
BASIS Texas Charter Schools, Inc. , Revenue , 144A, 2025 , Refunding , 5.875% ,
6/15/65 ........................................................ 7,600,000 7,613,382
Cedar Bayou Navigation District , Special Assessment , 2020 , 6% , 9/15/51 ......... 7,500,000 6,138,277
f
Central Texas Regional Mobility Authority ,
Revenue , 2010 , 4%, 1/01/35 ......................................... 3,000,000 2,164,017
Revenue , 2010 , 4.34%, 1/01/37 ....................................... 2,500,000 1,611,507
Revenue , 2010 , 4.52%, 1/01/38 ....................................... 2,405,000 1,457,064
Revenue , 2010 , 4.7%, 1/01/39 ........................................ 2,545,000 1,443,916
City of Anna ,
Special Assessment , 2026 , 5.75% , 9/15/56 .............................. 1,900,000 1,821,108
d
Hurricane Creek Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 5.75% , 9/01/42 .............................. 972,000 1,019,288
d
Hurricane Creek Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 6% , 9/01/52 ................................ 1,907,000 1,920,483
d
Hurricane Creek Public Improvement District Improvement Area No. 3 , Special
Assessment , 144A, 2026 , 5.875% , 9/01/56 ............................. 614,000 608,327
d
Landing Public Improvement District (The) Improvement Area No. 1 , Special
Assessment , 144A, 2026 , 5.875% , 9/15/56 ............................. 1,400,000 1,367,856
Liberty Hills Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 2026 , 6.05% , 9/15/56 ................................... 1,250,000 1,225,991
d
Meadow Vista Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.5% , 9/15/44 ............................... 850,000 862,207
d
Sherley Tract Public Improvement District No. 2 Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.75% , 9/15/31 .............................. 300,000 298,075
d
Sherley Tract Public Improvement District No. 2 Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4% , 9/15/41 ................................ 867,000 786,233
d
Sherley Tract Public Improvement District No. 2 Improvement Area No. 2-4 , Special
Assessment , 144A, 2026 , 6% , 9/15/56 ................................ 1,069,000 1,036,968
d
Woods at Lindsey Place (The) Public Improvement District Area 1 , Special
Assessment , 144A, 2023 , 5.625% , 9/15/43 ............................. 751,000 775,816
d
Woods at Lindsey Place (The) Public Improvement District Area 1 , Special
Assessment , 144A, 2023 , 5.875% , 9/15/53 ............................. 1,075,000 1,097,575
Woods at Lindsey Place (The) Public Improvement District Improvement Area No.
2-3 , Special Assessment , 2025 , 5.5% , 9/15/55 .......................... 1,180,000 1,176,789
City of Aransas Pass , Aransas Oaks Public Improvement District Improvement Area
No. 1 , Special Assessment , 2026 , 6% , 9/01/56 ............................ 1,018,000 991,588
d
City of Aubrey ,
Aubrey Public Improvement District No. 1 , Special Assessment , 144A, 2023 , 5.875% ,
9/01/43 ........................................................ 1,075,000 1,093,154
Aubrey Public Improvement District No. 1 , Special Assessment , 144A, 2023 , 6% ,
9/01/53 ........................................................ 1,600,000 1,604,631
Duck Point Public Improvement District , Special Assessment , 144A, 2025 , 5.375% ,
12/31/45 ....................................................... 1,100,000 1,088,062

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Aubrey, (continued)
Duck Point Public Improvement District , Special Assessment , 144A, 2025 , 5.625% ,
12/31/55 ....................................................... $ 1,890,000 $ 1,832,445
Jackson Ridge Public Improvement District Phase No. 3B , Special Assessment ,
144A, 2022 , 5.25% , 9/01/32 ........................................ 700,000 722,625
Jackson Ridge Public Improvement District Phase No. 3B , Special Assessment ,
144A, 2022 , 6% , 9/01/45 ........................................... 1,803,000 1,884,963
d
City of Boyd , Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.5% , 9/15/53 ................................ 1,408,000 1,395,665
City of Caddo Mills , Preserve at Brushy Creek Public Improvement District
Improvement Area , Special Assessment , 2026 , 5.75% , 9/15/56 ............... 1,134,000 1,099,107
d,g
City of Castroville , Castroville East Side Public Improvement District No. 2
Improvement Area No. 1 , Special Assessment , 144A, 2026 , 6% , 9/01/56 ........ 1,040,000 1,036,889
City of Celina ,
d
Special Assessment , 144A, 2024 , 5.5% , 9/01/44 .......................... 470,000 477,251
d
Special Assessment , 144A, 2024 , 5.75% , 9/01/54 ......................... 1,300,000 1,308,098
d
Chalk Hill Public Improvement District No. 2 , Special Assessment , 144A, 2023 ,
5.75% , 9/01/43 .................................................. 767,000 778,149
d
Chalk Hill Public Improvement District No. 2 , Special Assessment , 144A, 2023 , 6% ,
9/01/53 ........................................................ 1,764,000 1,740,273
d
Creeks of Legacy Public Improvement District Phase No. 3 , Special Assessment ,
144A, 2020 , 4.25% , 9/01/40 ........................................ 230,000 212,403
d
Cross Creek Meadows Public Improvement District Major Improvement Area Project ,
Special Assessment , 144A, 2023 , 5% , 9/01/30 .......................... 350,000 353,902
d
Cross Creek Meadows Public Improvement District Major Improvement Area Project ,
Special Assessment , 144A, 2023 , 6.125% , 9/01/53 ....................... 1,549,000 1,551,856
d
Edgewood Creek Public Improvement District , Special Assessment , 144A, 2021 ,
4.75% , 9/01/31 .................................................. 155,000 154,819
d
Edgewood Creek Public Improvement District , Special Assessment , 144A, 2021 ,
5.25% , 9/01/41 .................................................. 370,000 367,384
d
Edgewood Creek Public Improvement District , Special Assessment , 144A, 2021 ,
5.5% , 9/01/50 ................................................... 500,000 486,447
d
Edgewood Creek Public Improvement District Phase No. 1 , Special Assessment ,
144A, 2021 , 4.25% , 9/01/41 ........................................ 500,000 460,805
d
Hillside Village Public Improvement District , Special Assessment , 144A, 2022 , 2.75% ,
9/01/27 ........................................................ 122,000 120,061
d
Hillside Village Public Improvement District , Special Assessment , 144A, 2022 ,
3.125% , 9/01/32 ................................................. 231,000 215,844
d
Hillside Village Public Improvement District , Special Assessment , 144A, 2022 ,
3.375% , 9/01/42 ................................................. 866,000 681,524
d
Lakes at Mustang Ranch Public Improvement District Phases 8-9 , Special
Assessment , 144A, 2025 , 5.625% , 9/01/55 ............................. 600,000 583,037
d
Mosaic Public Improvement District Area No. 2 , Special Assessment , 144A, 2024 ,
5.125% , 9/01/44 ................................................. 1,495,000 1,510,185
d
Mosaic Public Improvement District Area No. 2 , Special Assessment , 144A, 2024 ,
5.5% , 9/01/54 ................................................... 2,500,000 2,500,476
d
Mosaic Public Improvement District Phase 1 , Special Assessment , 144A, 2023 ,
4.375% , 9/01/30 ................................................. 321,000 324,192
d
Mosaic Public Improvement District Phase 1 , Special Assessment , 144A, 2023 ,
5.5% , 9/01/53 ................................................... 1,851,000 1,858,221
North Sky Public Improvement District Improvement Area No. 1 , Special Assessment ,
2023 , 4.375% , 9/01/30 ............................................ 328,000 329,620
North Sky Public Improvement District Improvement Area No. 1 , Special Assessment ,
2023 , 5.375% , 9/01/43 ............................................ 812,000 824,328
North Sky Public Improvement District Improvement Area No. 1 , Special Assessment ,
2023 , 5.625% , 9/01/52 ............................................ 1,005,000 995,040
North Sky Public Improvement District Improvement Area No. 2 , Special Assessment ,
2026 , 5.6% , 9/01/55 .............................................. 1,000,000 966,894

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Celina, (continued)
d
North Sky Public Improvement District Major Improvement Area , Special Assessment ,
144A, 2023 , 4.875% , 9/01/30 ....................................... $ 228,000 $ 230,325
d
North Sky Public Improvement District Major Improvement Area , Special Assessment ,
144A, 2023 , 6.125% , 9/01/52 ....................................... 999,000 1,000,488
d
Parks at Wilson Creek (The) Public Improvement District (The) Initial Major
Improvement Area , Special Assessment , 144A, 2021 , 3.5% , 9/01/26 .......... 78,000 78,000
d
Parks at Wilson Creek (The) Public Improvement District (The) Initial Major
Improvement Area , Special Assessment , 144A, 2021 , 4% , 9/01/31 ........... 473,000 456,835
d
Parks at Wilson Creek (The) Public Improvement District Phase No. 1 , Special
Assessment , 144A, 2021 , 2.75% , 9/01/26 .............................. 66,000 66,000
d
Parks at Wilson Creek (The) Public Improvement District Phase No. 1 , Special
Assessment , 144A, 2021 , 3.25% , 9/01/31 .............................. 150,000 141,518
d
Parks at Wilson Creek (The) Public Improvement District Phase No. 1 , Special
Assessment , 144A, 2021 , 3.5% , 9/01/41 ............................... 1,205,000 1,030,844
d
Pravin Public Improvement District , Special Assessment , 144A, 2023 , 6.5% , 9/01/43 1,500,000 1,516,413
d
Pravin Public Improvement District , Special Assessment , 144A, 2023 , 6.75% , 9/01/53 2,000,000 2,008,584
d
Sutton Fields East Public Improvement District Phase No. 1 , Special Assessment ,
144A, 2022 , 3.25% , 9/01/27 ........................................ 227,000 224,491
d
Sutton Fields East Public Improvement District Phase No. 1 , Special Assessment ,
144A, 2022 , 3.625% , 9/01/32 ....................................... 336,000 321,537
d
Sutton Fields East Public Improvement District Phase No. 1 , Special Assessment ,
144A, 2022 , 4.125% , 9/01/51 ....................................... 1,033,000 836,576
d
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 4 ,
Special Assessment , 144A, 2020 , 4.125% , 9/01/50 ....................... 1,785,000 1,456,238
d
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 2.875% , 9/01/27 ....................... 43,000 42,369
d
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 3.25% , 9/01/32 ........................ 250,000 234,475
d
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 3.5% , 9/01/42 ......................... 1,175,000 955,705
d
Ten Mile Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 4.75% , 9/01/30 .............................. 394,000 398,418
d
Ten Mile Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 5.5% , 9/01/42 ............................... 1,169,000 1,202,682
d
Ten Mile Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 5.75% , 9/01/52 .............................. 1,485,000 1,495,318
d
Ten Mile Creek Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2023 , 5.5% , 9/01/30 ............................... 231,000 233,615
d
Ten Mile Creek Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2023 , 6.25% , 9/01/42 .............................. 801,000 823,955
d
Ten Mile Creek Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2023 , 6.5% , 9/01/52 ............................... 1,300,000 1,309,532
d
Wells North Public Improvement District , Special Assessment , 144A, 2020 , 3.75% ,
9/01/40 ........................................................ 425,000 378,796
d
Wells North Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/50 ........................................................ 498,000 393,024
d
Wells South Public Improvement District , Special Assessment , 144A, 2020 , 3.125% ,
9/01/30 ........................................................ 150,000 143,249
d
Wells South Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/40 ........................................................ 350,000 311,574
d
Wells South Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/50 ........................................................ 942,000 742,385
d
Wells South Public Improvement District Neighborhood Improvement Area No. 4 ,
Special Assessment , 144A, 2021 , 3% , 9/01/31 .......................... 158,000 146,045
d
Wells South Public Improvement District Neighborhood Improvement Area No. 4 ,
Special Assessment , 144A, 2021 , 3.375% , 9/01/41 ....................... 379,000 306,233

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Celina, (continued)
d
Wells South Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 5.5% , 9/01/42 ......................... $ 490,000 $ 502,388
d
Wells South Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 5.625% , 9/01/52 ....................... 1,289,000 1,288,378
City of Corpus Christi ,
Whitecap Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 2024 , 5.375% , 9/15/31 .................................. 244,000 251,111
Whitecap Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 2024 , 6.125% , 9/15/44 .................................. 1,150,000 1,155,448
Whitecap Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 2024 , 6.5% , 9/15/54 .................................... 2,000,000 1,975,350
d
City of Crandall ,
Cartwright Ranch Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4% , 9/15/31 ................................ 408,000 406,867
Cartwright Ranch Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.75% , 9/15/31 .............................. 161,000 161,776
Cartwright Ranch Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 5% , 9/15/41 ................................ 1,144,000 1,099,373
River Ridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.5% , 9/15/32 ............................... 528,000 554,792
River Ridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 6.125% , 9/15/52 ............................. 5,000,000 5,115,048
River Ridge Public Improvement District Single-family Major Improvement Area ,
Special Assessment , 144A, 2022 , 6.125% , 9/15/32 ....................... 207,000 215,949
River Ridge Public Improvement District Single-family Major Improvement Area ,
Special Assessment , 144A, 2022 , 6.75% , 9/15/52 ........................ 1,750,000 1,810,329
d,f
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue , 144A, 2022 B , 7.72%,
12/01/62 ........................................................ 173,330,000 11,678,698
d
City of Dayton ,
Westpointe Villages Public Improvement District Improvement Area No. 1 , Special
Assessment, Junior Lien , 144A, 2022 B , 5.75% , 9/01/52 ................... 1,402,000 1,389,203
Westpointe Villages Public Improvement District Improvement Area No. 1 , Special
Assessment, Senior Lien , 144A, 2022 A , 4.875% , 9/01/32 .................. 269,000 275,947
Westpointe Villages Public Improvement District Improvement Area No. 1 , Special
Assessment, Senior Lien , 144A, 2022 A , 5.125% , 9/01/42 .................. 764,000 758,894
Westpointe Villages Public Improvement District Improvement Area No. 2 , Special
Assessment, Junior Lien , 144A, 2024 B , 6.25% , 9/01/54 ................... 1,225,000 1,186,320
Westpointe Villages Public Improvement District Improvement Area No. 2 , Special
Assessment, Senior Lien , 144A, 2024 A , 5.375% , 9/01/44 .................. 608,000 611,438
Westpointe Villages Public Improvement District Improvement Area No. 2 , Special
Assessment, Senior Lien , 144A, 2024 A , 5.75% , 9/01/54 ................... 866,000 871,721
d
City of Decatur ,
Paloma Trails Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 5.5% , 9/15/45 ............................... 700,000 704,745
Paloma Trails Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2025 , 5.375% , 9/15/35 ............................. 172,000 173,256
Paloma Trails Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2025 , 6.375% , 9/15/55 ............................. 865,000 846,653
Vista Park Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 6.875% , 9/15/54 ............................. 2,160,000 2,204,271
d
City of DeSoto , Danieldale Homestead Public Improvement District Improvement Area
No. 1 , Special Assessment , 144A, 2023 , 5.5% , 9/15/50 ..................... 1,430,000 1,424,276
d
City of Dorchester ,
Cottonwood Public improvement District Major Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 6% , 9/15/44 ................................ 1,000,000 981,707

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Dorchester, (continued)
Cottonwood Public improvement District Major Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 6.25% , 9/15/54 .............................. $ 1,500,000 $ 1,415,663
d
City of Dripping Springs ,
Heritage Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2023 , 4.5% , 9/01/30 ......................................... 269,000 270,946
Heritage Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2023 , 5.5% , 9/01/53 ......................................... 1,219,000 1,198,425
Heritage Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2024 , 5.25% , 9/01/54 ........................................ 565,000 548,375
d
City of Elmendorf ,
Hickory Ridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.375% , 9/01/31 ............................. 398,000 368,591
Hickory Ridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.75% , 9/01/41 .............................. 1,205,000 999,200
Ridge Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2025 , 6.125% , 9/01/55 ....................................... 2,350,000 2,323,865
d
City of Fate ,
Monterra Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2021 , 3.375% , 8/15/31 ....................................... 711,000 671,541
Monterra Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2021 , 3.75% , 8/15/41 ........................................ 1,871,000 1,645,555
Monterra Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2024 , 5.375% , 8/15/44 ....................................... 800,000 801,531
Monterra Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2024 , 5.75% , 8/15/54 ........................................ 1,350,000 1,354,599
Williamsburg East Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.375% , 8/15/30 ............................. 124,000 119,056
Williamsburg East Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.875% , 8/15/40 ............................. 691,000 627,706
Williamsburg East Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 4.125% , 8/15/50 ............................. 994,000 812,414
Williamsburg East Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 5.875% , 8/15/42 ............................. 1,617,000 1,636,395
Williamsburg East Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 6% , 8/15/52 ................................ 2,500,000 2,518,934
Williamsburg East Public Improvement District Major Improvement Area , Revenue ,
144A, 2020 , 4.125% , 8/15/30 ....................................... 354,000 347,399
Williamsburg East Public Improvement District Major Improvement Area , Revenue ,
144A, 2020 , 4.625% , 8/15/40 ....................................... 505,000 472,524
Williamsburg Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
4.375% , 8/15/52 ................................................. 1,100,000 956,420
Williamsburg Public Improvement District No. 1 Phase 3B , Special Assessment ,
144A, 2023 , 4.25% , 8/15/30 ........................................ 225,000 227,153
Williamsburg Public Improvement District No. 1 Phase 3B , Special Assessment ,
144A, 2023 , 5.125% , 8/15/43 ....................................... 1,000,000 1,006,214
Williamsburg Public Improvement District No. 1 Phase 3B , Special Assessment ,
144A, 2023 , 5.375% , 8/15/53 ....................................... 1,287,000 1,288,255
d
City of Ferris ,
Woodstone Public Improvement District No. 2 Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 3.375% , 9/01/32 ............................. 675,000 633,412
Woodstone Public Improvement District No. 2 Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 3.75% , 9/01/42 .............................. 1,259,000 1,093,751
City of Fort Worth ,
d
Public Improvement District No. 17 Major Improvement , Special Assessment , 144A,
2017 , 5% , 9/01/27 ................................................ 575,000 573,937

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Fort Worth, (continued)
d
Public Improvement District No. 17 Major Improvement , Special Assessment , 144A,
2017 , 5% , 9/01/32 ................................................ $ 1,270,000 $ 1,236,004
d
Public Improvement District No. 17 Major Improvement , Special Assessment , 144A,
2017 , 5.125% , 9/01/37 ............................................ 1,650,000 1,581,026
d
Public Improvement District No. 17 Roadway Improvement , Special Assessment ,
144A, 2018 , 5% , 9/01/27 ........................................... 505,000 508,424
d
Public Improvement District No. 17 Roadway Improvement , Special Assessment ,
144A, 2018 , 5% , 9/01/32 ........................................... 1,530,000 1,531,471
d
Public Improvement District No. 17 Roadway Improvement , Special Assessment ,
144A, 2018 , 5% , 9/01/37 ........................................... 1,975,000 1,926,058
g
Public Improvement District No. 22 Improvement Areas 4-5 , Special Assessment ,
2026 , 6% , 9/01/56 ................................................ 1,143,000 1,128,671
d
City of Georgetown ,
Parks at Westhaven Public Improvement District , Special Assessment , 144A, 2022 ,
3.875% , 9/15/32 ................................................. 409,000 407,772
Parks at Westhaven Public Improvement District , Special Assessment , 144A, 2022 ,
4.125% , 9/15/42 ................................................. 1,060,000 1,017,093
Parks at Westhaven Public Improvement District , Special Assessment , 144A, 2022 ,
4.25% , 9/15/47 .................................................. 716,000 643,542
City of Gunter ,
Bridges Phase 1B Public Improvement District , Special Assessment , 2026 , 4.5% ,
9/15/36 ........................................................ 635,000 622,021
Bridges Phase 1B Public Improvement District , Special Assessment , 2026 , 5.375% ,
9/15/46 ........................................................ 681,000 661,097
Bridges Phase 1B Public Improvement District , Special Assessment , 2026 , 5.75% ,
9/15/56 ........................................................ 1,170,000 1,121,419
d
Bridges Phase 2A Public Improvement District , Special Assessment , 144A, 2025 ,
5.75% , 9/15/55 .................................................. 1,676,000 1,680,784
d
City of Haslet ,
Public Improvement District No. 5 Improvement Area No. 2 , Special Assessment ,
144A, 2021 , 2.625% , 9/01/26 ....................................... 87,000 87,000
Public Improvement District No. 5 Improvement Area No. 2 , Special Assessment ,
144A, 2021 , 3.25% , 9/01/31 ........................................ 150,000 138,097
Public Improvement District No. 5 Improvement Area No. 2 , Special Assessment ,
144A, 2021 , 3.625% , 9/01/41 ....................................... 1,271,000 1,060,869
City of Horseshoe Bay ,
Escondido Public Improvement District , Special Assessment , 2020 , Refunding , 3% ,
10/01/30 ....................................................... 490,000 461,912
Escondido Public Improvement District , Special Assessment , 2020 , Refunding ,
3.25% , 10/01/33 ................................................. 425,000 385,941
City of Houston Airport System , United Airlines, Inc. , Revenue , 2024 B , 5.5% , 7/15/39 4,750,000 4,949,084
d
City of Huntsville ,
Reserves of Huntsville Public Improvement District (The) , Special Assessment , 144A,
2024 , 5.375% , 9/15/44 ............................................ 775,000 784,767
Reserves of Huntsville Public Improvement District (The) , Special Assessment , 144A,
2024 , 5.625% , 9/15/54 ............................................ 742,000 726,437
d
City of Hutto ,
Cottonwood Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.125% , 9/01/31 ............................. 260,000 245,977
Cottonwood Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.5% , 9/01/41 ............................... 1,038,000 870,283
Cottonwood Creek Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2025 , 5.375% , 9/01/55 ............................. 584,000 563,792
Cottonwood Creek Public Improvement District Improvement Area No. 3 , Special
Assessment , 144A, 2026 , 5.625% , 9/01/56 ............................. 1,000,000 959,996

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Hutto, (continued)
Durango Farms Public Improvement District , Special Assessment , 144A, 2021 , 3.5% ,
9/01/31 ........................................................ $ 392,000 $ 372,657
Durango Farms Public Improvement District , Special Assessment , 144A, 2021 ,
3.875% , 9/01/41 ................................................. 1,000,000 893,093
Durango Farms Public Improvement District , Special Assessment , 144A, 2021 , 4% ,
9/01/56 ........................................................ 3,479,000 2,699,053
Emory Crossing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.25% , 9/01/31 .............................. 206,000 193,823
Emory Crossing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.625% , 9/01/41 ............................. 519,000 441,909
Emory Crossing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4% , 9/01/56 ................................ 1,146,000 872,704
Emory Crossing Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2023 , 5.25% , 9/01/43 .............................. 859,000 872,409
Emory Crossing Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2023 , 5.625% , 9/01/58 ............................. 2,000,000 2,007,219
Prairie Winds Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2026 , 5.75% , 9/01/61 .............................. 1,500,000 1,453,625
City of Josephine ,
d
Morgan Farms Public Improvement District Improvement Area , Special Assessment ,
144A, 2026 , 5.625% , 9/15/56 ....................................... 1,021,000 984,269
Public Improvement District No. 1 Improvement Area No. 1 , Special Assessment ,
2026 , 5.75% , 9/15/56 ............................................. 1,250,000 1,218,346
d
City of Justin ,
Special Assessment , 144A, 2025 , 6.125% , 9/01/55 ......................... 1,000,000 988,878
Timberbrook Public Improvement District No. 1 Improvement Area No. 2 , Special
Assessment , 144A, 2021 , 3% , 9/01/31 ................................ 475,000 446,330
Timberbrook Public Improvement District No. 1 Improvement Area No. 2 , Special
Assessment , 144A, 2021 , 3.375% , 9/01/41 ............................. 2,709,000 2,191,324
Timberbrook Public Improvement District No. 1 Improvement Area No. 3 , Special
Assessment , 144A, 2025 , 5.875% , 9/01/45 ............................. 460,000 465,262
Timberbrook Public Improvement District No. 2 Area No. 1 , Special Assessment ,
144A, 2024 , 4.5% , 9/01/31 ......................................... 200,000 202,525
Timberbrook Public Improvement District No. 2 Area No. 1 , Special Assessment ,
144A, 2024 , 5.5% , 9/01/44 ......................................... 580,000 595,568
Timberbrook Public Improvement District No. 2 Area No. 1 , Special Assessment ,
144A, 2024 , 5.75% , 9/01/53 ........................................ 755,000 761,146
Timberbrook Public Improvement District No. 2 Improvement Area No. 2 , Special
Assessment , 144A, 2025 , 5.75% , 9/01/45 .............................. 406,000 407,111
Timberbrook Public Improvement District No. 2 Improvement Area No. 2 , Special
Assessment , 144A, 2025 , 6% , 9/01/55 ................................ 503,000 497,671
d
City of Kaufman ,
Public Improvement District No. 1 , Special Assessment , 144A, 2021 , 3.125% ,
9/15/31 ........................................................ 230,000 210,984
Public Improvement District No. 1 , Special Assessment , 144A, 2021 , 3.625% ,
9/15/41 ........................................................ 570,000 485,046
City of Kyle ,
d
6 Creeks Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2020 , 3.5% , 9/01/44 ......................................... 1,520,000 1,196,491
d
6 Creeks Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2020 , 3.125% , 9/01/30 ....................................... 400,000 371,282
d
6 Creeks Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 3.375% , 9/01/31 ....................................... 530,000 508,004
d
6 Creeks Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 3.75% , 9/01/41 ........................................ 1,428,000 1,255,128

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Kyle, (continued)
d
6 Creeks Public Improvement District Improvement Area No. 4 , Special Assessment ,
144A, 2023 , 5.25% , 9/01/43 ........................................ $ 2,250,000 $ 2,315,760
d
6 Creeks Public Improvement District Improvement Area No. 4 , Special Assessment ,
144A, 2023 , 5.5% , 9/01/47 ......................................... 1,396,000 1,421,661
d
6 Creeks Public Improvement District Improvement Area No. 5 , Special Assessment ,
144A, 2025 , 5.375% , 9/01/50 ....................................... 500,000 489,196
6 Creeks Public Improvement District Improvement Area No. 6 , Special Assessment ,
2026 , 5.625% , 9/01/51 ............................................ 1,001,000 975,580
Kyle 57 Public Improvement District , Special Assessment , 2022 , 4.75% , 9/01/32 .. 400,000 406,655
d
Limestone Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 4.75% , 9/01/33 .............................. 176,000 177,659
d
Limestone Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 5.75% , 9/01/53 .............................. 1,250,000 1,262,734
d
Limestone Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.75% , 9/01/53 .............................. 1,113,000 1,116,032
d
Plum Creek North Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 3.875% , 9/01/32 ............................. 500,000 491,712
d
Plum Creek North Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2024 , 5.375% , 9/01/54 ............................. 805,000 803,700
d
Porter Country Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 5.75% , 9/01/43 .............................. 1,229,000 1,240,670
d
Porter Country Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 6% , 9/01/53 ................................ 3,000,000 2,955,746
Savannah Ranch Public Improvement District Improvement Area No. 1 , Special
Assessment , 2026 , 5.75% , 9/01/56 ................................... 1,262,000 1,218,112
d
Southwest Kyle Public Improvement District No. 1 Improvement Area No. 2 , Special
Assessment , 144A, 2023 , 6.75% , 9/01/48 .............................. 700,000 725,685
City of Lago Vista ,
Tessera on Lake Travis Public Improvement District Improvement Area No. 1 , Special
Assessment , 2020 , Refunding , 3.125% , 9/01/30 ......................... 300,000 288,952
d
Tessera on Lake Travis Public Improvement District Improvement Area No. 3 , Special
Assessment , 144A, 2024 , 5.625% , 9/01/43 ............................. 563,000 570,622
d
Tessera on Lake Travis Public Improvement District Improvement Area No. 3 , Special
Assessment , 144A, 2024 , 6% , 9/01/54 ................................ 2,113,000 2,121,483
d
Tessera on Lake Travis Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2020 A , Refunding , 5.125% , 9/01/35 ................... 2,070,000 1,798,195
d
Tessera on Lake Travis Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2020 A , Refunding , 5.5% , 9/01/40 ..................... 2,715,000 2,237,587
City of Lavon ,
d
Elevon Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 3.5% , 9/15/27 ......................................... 200,000 198,458
d
Elevon Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 3.875% , 9/15/32 ....................................... 1,000,000 971,175
d
Elevon Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 4% , 9/15/42 ........................................... 2,259,000 1,964,297
d
Elevon Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2024 , 4.25% , 9/15/31 ........................................ 146,000 145,466
d
Elevon Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2024 , 5.375% , 9/15/52 ....................................... 500,000 486,059
d
Elevon Public Improvement District Improvement Area No. 2A-2B , Special
Assessment , 144A, 2024 , 4.375% , 9/15/31 ............................. 200,000 200,158
d
Elevon Public Improvement District Improvement Area No. 2A-2B , Special
Assessment , 144A, 2024 , 5.125% , 9/15/44 ............................. 615,000 624,096
d
Elevon Public Improvement District Improvement Area No. 2A-2B , Special
Assessment , 144A, 2024 , 5.5% , 9/15/54 ............................... 800,000 793,568
Elevon Public Improvement District Improvement Area No. 3-5 , Special Assessment ,
2025 , 5.75% , 9/15/55 ............................................. 1,600,000 1,571,432

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Lavon, (continued)
d
Elevon Public Improvement District Zone 1 Remainder Area , Special Assessment ,
144A, 2022 , 3.75% , 9/15/27 ........................................ $ 119,000 $ 118,369
d
Elevon Public Improvement District Zone 1 Remainder Area , Special Assessment ,
144A, 2022 , 4.125% , 9/15/32 ....................................... 455,000 449,278
d
Elevon Public Improvement District Zone 1 Remainder Area , Special Assessment ,
144A, 2022 , 4.375% , 9/15/42 ....................................... 1,000,000 943,213
Elevon Public Improvement District Zone 2 Remainder Area , Special Assessment ,
2025 , 6.375% , 9/15/55 ............................................ 1,897,000 1,849,549
d
Lakepointe Public Improvement District , Special Assessment , 144A, 2022 , 6.125% ,
9/15/52 ........................................................ 1,825,000 1,880,139
City of Leander , Oak Creek Public Improvement District , Special Assessment , 2020 ,
Refunding , 3.25% , 9/01/32 ........................................... 530,000 496,822
d
City of Lewisville , Lakeside Crossing Public Improvement District , Special Assessment ,
144A, 2023 , 8% , 9/01/53 ............................................ 1,625,000 1,671,982
City of Liberty ,
Liberty Ranch Public Improvement District , Special Assessment , 2026 , 5.5% , 9/01/46 500,000 490,116
Liberty Ranch Public Improvement District , Special Assessment , 2026 , 5.875% ,
9/01/56 ........................................................ 1,600,000 1,565,498
d
City of Liberty Hill ,
Butler Farms Public Improvement District , Special Assessment , 144A, 2022 , 2.625% ,
9/01/27 ........................................................ 164,000 161,509
Butler Farms Public Improvement District , Special Assessment , 144A, 2022 , 3.375% ,
9/01/42 ........................................................ 1,771,000 1,451,990
Butler Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 3.5% , 9/01/27 ............................... 136,000 134,891
Butler Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 3.875% , 9/01/32 ............................. 275,000 263,391
Summerlyn West Public Improvement District , Special Assessment , 144A, 2020 ,
3.125% , 9/01/30 ................................................. 250,000 238,131
Summerlyn West Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/40 ........................................................ 845,000 756,924
City of Lockhart , Seawillow Public Improvement District Improvement Area No. 1 ,
Special Assessment , 2026 , 6.125% , 9/01/56 ............................. 1,850,000 1,820,969
d
City of Manor ,
Manor Heights Public Improvement District Area No. 3 , Special Assessment , 144A,
2023 , 4.5% , 9/15/30 .............................................. 161,000 161,872
Manor Heights Public Improvement District Area No. 3 , Special Assessment , 144A,
2023 , 5.25% , 9/15/43 ............................................. 328,000 332,525
Manor Heights Public Improvement District Area No. 4 , Special Assessment , 144A,
2024 , 5.375% , 9/15/44 ............................................ 298,000 302,993
Manor Heights Public Improvement District Area No. 4 , Special Assessment , 144A,
2024 , 5.625% , 9/15/54 ............................................ 584,000 583,812
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 3.125% , 9/15/31 ............................. 250,000 230,487
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 3.75% , 9/15/31 .............................. 310,000 287,029
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 3.5% , 9/15/41 ............................... 700,000 578,726
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.125% , 9/15/41 ............................. 830,000 737,570
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4% , 9/15/51 ................................ 1,000,000 776,894
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.375% , 9/15/51 ............................. 1,225,000 990,293
Newhaven Public Improvement District , Special Assessment , 144A, 2025 , 6% ,
9/15/55 ........................................................ 825,000 837,689

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Marble Falls ,
Thunder Rock Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.875% , 9/01/31 ............................. $ 350,000 $ 338,227
Thunder Rock Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.125% , 9/01/41 ............................. 1,000,000 895,827
Thunder Rock Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.375% , 9/01/51 ............................. 1,470,000 1,255,822
Thunder Rock Public Improvement District Improvement Area No. 2A , Special
Assessment , 144A, 2024 , 6.625% , 9/01/54 ............................. 1,200,000 1,145,610
Thunder Rock Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.625% , 9/01/31 ............................. 150,000 146,526
Thunder Rock Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.875% , 9/01/41 ............................. 450,000 420,695
Thunder Rock Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 5.125% , 9/01/51 ............................. 620,000 548,820
Thunder Rock Public Improvement District Remainder Area , Special Assessment ,
144A, 2024 , 7.375% , 9/01/44 ....................................... 1,000,000 1,005,241
Thunder Rock Public Improvement District Remainder Area , Special Assessment ,
144A, 2024 , 7.625% , 9/01/54 ....................................... 1,750,000 1,716,079
d
City of Mclendon-Chisholm ,
Sonoma Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 2.625% , 9/15/26 ....................................... 55,000 54,972
Sonoma Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 3.625% , 9/15/41 ....................................... 620,000 527,594
Sonoma Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 4% , 9/15/51 ........................................... 865,000 676,847
Sonoma Public Improvement District Improvement Area No. 4 , Special Assessment ,
144A, 2022 , 5.375% , 9/15/32 ....................................... 250,000 263,259
City of Mesquite ,
Solterra Public Improvement District Improvement Area A-2-A-4 , Special Assessment ,
2025 , 5.75% , 9/01/55 ............................................. 1,500,000 1,459,158
Solterra Public Improvement District Improvement Area C-4 , Special Assessment ,
2025 , 5.625% , 9/01/55 ............................................ 1,625,000 1,612,784
d
Solterra Public Improvement District Improvement Area No. A-1 , Special Assessment ,
144A, 2023 , 4.75% , 9/01/30 ........................................ 549,000 555,266
d
Solterra Public Improvement District Improvement Area No. A-1 , Special Assessment ,
144A, 2023 , 5.5% , 9/01/43 ......................................... 1,500,000 1,533,690
d
Solterra Public Improvement District Improvement Area No. A-1 , Special Assessment ,
144A, 2023 , 5.75% , 9/01/53 ........................................ 4,965,000 4,998,436
d
Solterra Public Improvement District Improvement Area No. C-1 , Special
Assessment , 144A, 2023 , 5.375% , 9/01/43 ............................. 750,000 760,506
d
Solterra Public Improvement District Improvement Area No. C-1 , Special
Assessment , 144A, 2023 , 5.625% , 9/01/53 ............................. 1,210,000 1,208,789
d
Solterra Public Improvement District Improvement Area No. C-2 , Special
Assessment , 144A, 2023 , 5.625% , 9/01/53 ............................. 1,017,000 1,015,982
d
Solterra Public Improvement District Improvement Area No. C-3 , Special
Assessment , 144A, 2024 , 4.25% , 9/01/31 .............................. 231,000 230,934
d
Solterra Public Improvement District Improvement Area No. C-3 , Special
Assessment , 144A, 2024 , 5.25% , 9/01/53 .............................. 200,000 191,056
d
City of Midlothian ,
Redden Farms Public Improvement District , Special Assessment , 144A, 2021 , 3.5% ,
9/15/31 ........................................................ 410,000 390,603
g
Redden Farms Public Improvement District Improvements Areas No. 3-6 , Special
Assessment , 144A, 2026 , 6% , 9/15/56 ................................ 1,000,000 990,187
Redden Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.125% , 9/15/31 ............................. 220,000 213,312
Redden Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.5% , 9/15/41 ............................... 420,000 384,181

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Midlothian, (continued)
Westside Preserve Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 5.5% , 9/15/32 ............................... $ 309,000 $ 310,750
Westside Preserve Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 6% , 9/15/42 ................................ 750,000 752,994
Westside Preserve Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 6.125% , 9/15/52 ............................. 1,225,000 1,188,695
d
City of Mustang Ridge ,
Durango Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2023 , 6.125% , 9/01/43 ....................................... 515,000 537,021
Durango Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2023 , 6.375% , 9/01/53 ....................................... 498,000 510,660
d
City of New Braunfels ,
Solms Landing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.25% , 9/01/31 .............................. 320,000 311,338
Solms Landing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.5% , 9/01/41 ............................... 882,000 814,862
Solms Landing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.75% , 9/01/51 .............................. 1,454,000 1,283,624
d
City of Oak Point ,
Chaparral Park Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.1% , 9/15/44 ............................... 1,295,000 1,281,545
Oak Point 720 Public Improvement District Area No. 1 , Special Assessment , 144A,
2024 , 4.7% , 9/15/31 .............................................. 243,000 245,347
Oak Point 720 Public Improvement District Area No. 1 , Special Assessment , 144A,
2024 , 5.35% , 9/15/44 ............................................. 170,000 170,263
Oak Point 720 Public Improvement District Area No. 1 , Special Assessment , 144A,
2024 , 5.625% , 9/15/54 ............................................ 160,000 159,063
Oak Point Public Improvement District No. 2 , Special Assessment , 144A, 2020 ,
3.25% , 9/01/30 .................................................. 300,000 285,953
Oak Point Public Improvement District No. 2 , Special Assessment , 144A, 2020 ,
3.75% , 9/01/40 .................................................. 1,170,000 1,027,537
Oak Point Public Improvement District No. 2 , Special Assessment , 144A, 2020 , 4% ,
9/01/50 ........................................................ 1,060,000 846,062
Wildridge Public Improvement District No. 1 Improvement Area No. 4 , Special
Assessment , 144A, 2021 , 2.75% , 9/01/31 .............................. 160,000 147,206
Wildridge Public Improvement District No. 1 Improvement Area No. 4 , Special
Assessment , 144A, 2021 , 3.125% , 9/01/41 ............................. 628,000 492,367
City of Pilot Point ,
d
Bryson Ranch Public Improvement District Zone A Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 5.25% , 9/15/35 .............................. 500,000 516,350
d
Bryson Ranch Public Improvement District Zone A Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 6.125% , 9/15/45 ............................. 927,000 958,878
d
Bryson Ranch Public Improvement District Zone A Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 6.375% , 9/15/55 ............................. 1,790,000 1,823,915
d
Bryson Ranch Public Improvement District Zone A Remainder Area , Special
Assessment , 144A, 2025 , 6% , 9/15/35 ................................ 301,000 308,926
d
Bryson Ranch Public Improvement District Zone A Remainder Area , Special
Assessment , 144A, 2025 , 7.125% , 9/15/55 ............................. 1,004,000 1,023,099
d
Bryson Ranch Public Improvement District Zone B Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 5.25% , 9/15/35 .............................. 250,000 257,714
d
Bryson Ranch Public Improvement District Zone B Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 6.125% , 9/15/45 ............................. 650,000 673,283
d
Bryson Ranch Public Improvement District Zone B Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 6.375% , 9/15/55 ............................. 1,390,000 1,416,337
d
Bryson Ranch Public Improvement District Zone B Remainder Area , Special
Assessment , 144A, 2025 , 6% , 9/15/35 ................................ 251,000 257,347

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Pilot Point, (continued)
d
Bryson Ranch Public Improvement District Zone B Remainder Area , Special
Assessment , 144A, 2025 , 7.125% , 9/15/55 ............................. $ 1,070,000 $ 1,090,355
d
Creekview Public Improvement District Zone A Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.25% , 9/15/32 .............................. 200,000 205,573
d
Creekview Public Improvement District Zone A Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.5% , 9/15/42 ............................... 800,000 810,225
d
Creekview Public Improvement District Zone A Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.625% , 9/15/52 ............................. 1,000,000 980,673
d
Creekview Public Improvement District Zone A Remainder Area , Special Assessment ,
144A, 2022 , 5.75% , 9/15/32 ........................................ 200,000 206,180
d
Creekview Public Improvement District Zone A Remainder Area , Special Assessment ,
144A, 2022 , 6.125% , 9/15/52 ....................................... 2,078,000 2,097,297
d
Creekview Public Improvement District Zone B Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.25% , 9/15/32 .............................. 300,000 308,473
d
Creekview Public Improvement District Zone B Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.5% , 9/15/42 ............................... 750,000 759,199
Maverick Farms Public Improvement District Major Improvement Area , Special
Assessment , 2026 , 6.75% , 9/15/46 ................................... 1,207,000 1,196,535
Maverick Farms Public Improvement District Major Improvement Area , Special
Assessment , 2026 , 7% , 9/15/56 ..................................... 907,000 885,716
Maverick Farms Public Improvement District Major Improvement Area No. 1 , Special
Assessment , 2026 , 6.25% , 9/15/56 ................................... 2,350,000 2,290,501
d
Mobberly Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 5.125% , 9/15/32 ....................................... 500,000 510,417
d
Mobberly Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 5.5% , 9/15/48 ......................................... 2,026,000 2,015,657
d
Mobberly Public Improvement District Improvement Area No. 1B , Special
Assessment , 144A, 2023 , 5.625% , 9/15/48 ............................. 926,000 924,213
d
Mobberly Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2022 , 5.625% , 9/15/32 ....................................... 810,000 835,946
d
Mobberly Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2022 , 6% , 9/15/52 ........................................... 4,001,000 4,039,313
d
Mobberly Public Improvement District Major Improvement Area , Special Assessment ,
144A, 2022 , 6.5% , 9/15/52 ......................................... 1,600,000 1,635,180
d
City of Plano ,
Collin Creek East Public Improvement District , Special Assessment , 144A, 2021 ,
4.375% , 9/15/51 ................................................. 7,342,000 5,894,249
Collin Creek West Public Improvement District , Special Assessment , 144A, 2021 ,
4% , 9/15/51 .................................................... 2,192,000 1,750,161
Haggard Farm Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 7.5% , 9/15/53 ............................... 1,000,000 1,036,748
Haggard Farm Public Improvement District Major Improvement Area Project , Special
Assessment , 144A, 2023 , 8.25% , 9/15/43 .............................. 1,250,000 1,314,619
Haggard Farm Public Improvement District Major Improvement Area Project , Special
Assessment , 144A, 2023 , 8.5% , 9/15/53 ............................... 2,193,000 2,273,291
City of Princeton ,
Special Assessment , 2026 , 5.625% , 9/01/56 ............................. 1,500,000 1,452,259
d
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2020 ,
3.375% , 9/01/30 ................................................. 180,000 174,756
d
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2020 ,
3.875% , 9/01/40 ................................................. 650,000 591,248
d
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2020 ,
4.125% , 9/01/50 ................................................. 930,000 777,158
d
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2022 , 3.75% ,
9/01/27 ........................................................ 86,000 85,948
d
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2022 , 4% ,
9/01/32 ........................................................ 280,000 276,176

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Princeton, (continued)
d
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2022 ,
4.375% , 9/01/52 ................................................. $ 1,117,000 $ 952,692
d
Brookside Public Improvement District , Special Assessment , 144A, 2021 , 3% ,
9/01/31 ........................................................ 126,000 118,612
d
Brookside Public Improvement District , Special Assessment , 144A, 2021 , 3.375% ,
9/01/41 ........................................................ 325,000 263,188
d
Brookside Public Improvement District , Special Assessment , 144A, 2021 , 4% ,
9/01/51 ........................................................ 431,000 343,781
d
Eastridge Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 4.75% , 9/01/32 ........................................ 380,000 391,371
d
Eastridge Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2023 , 5.25% , 9/01/43 ........................................ 1,155,000 1,160,830
d
Eastridge Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2023 , 5.5% , 9/01/53 ......................................... 1,220,000 1,204,413
d
Eastridge Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2024 , 4.25% , 9/01/31 ........................................ 256,000 258,740
d
Eastridge Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2024 , 5% , 9/01/44 ........................................... 713,000 710,704
d
Eastridge Public Improvement District Improvement Area No. 5 , Special Assessment ,
144A, 2025 , 5.625% , 9/01/55 ....................................... 235,000 232,574
d
Sicily Public Improvement District Major improvement Area No. 1 , Special
Assessment , 144A, 2023 , 7% , 9/01/43 ................................ 1,000,000 1,032,621
d
Sicily Public Improvement District Major improvement Area No. 1 , Special
Assessment , 144A, 2023 , 7% , 9/01/53 ................................ 2,000,000 2,019,527
d
Sicily Public Improvement District Major improvement Area No. 1 , Special
Assessment , 144A, 2023 , 7.875% , 9/01/53 ............................. 1,000,000 1,018,385
d
Southbridge Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2024 , 5.25% , 9/01/44 .............................. 500,000 502,893
d
Southbridge Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2024 , 5.5% , 9/01/54 ............................... 1,100,000 1,063,997
d
Southridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 6.25% , 9/01/43 .............................. 1,355,000 1,427,636
d
Southridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 6.375% , 9/01/53 ............................. 1,380,000 1,418,693
d
Whitewing Trails Public Improvement District No. 2 Phase 2 , Special Assessment ,
144A, 2023 , 4.25% , 9/01/30 ........................................ 164,000 164,243
d
Whitewing Trails Public Improvement District No. 2 Phase 2 , Special Assessment ,
144A, 2023 , 5.375% , 9/01/53 ....................................... 2,041,000 2,001,886
d
Winchester Public Improvement District , Special Assessment , 144A, 2020 , 3.25% ,
9/01/30 ........................................................ 200,000 191,412
d
Winchester Public Improvement District , Special Assessment , 144A, 2020 , 3.75% ,
9/01/40 ........................................................ 470,000 421,566
d
Winchester Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/50 ........................................................ 675,000 544,140
d
Winchester Public Improvement District , Special Assessment , 144A, 2021 , 2.875% ,
9/01/31 ........................................................ 110,000 101,720
d
Winchester Public Improvement District , Special Assessment , 144A, 2021 , 3.25% ,
9/01/41 ........................................................ 518,000 412,803
d
Winchester Public Improvement District , Special Assessment , 144A, 2021 , 4% ,
9/01/51 ........................................................ 616,000 481,540
d
Winchester Public Improvement District No. 2 , Special Assessment , 144A, 2022 ,
4.75% , 9/01/32 .................................................. 461,000 466,180
d
Winchester Public Improvement District No. 2 , Special Assessment , 144A, 2022 ,
5.25% , 9/01/52 .................................................. 2,220,000 2,214,209
d
Windmore Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.5% , 9/01/54 ............................... 565,000 557,356

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Red Oak ,
Red Oak Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 2.625% , 9/15/26 ............................. $ 130,000 $ 129,934
Red Oak Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.125% , 9/15/31 ............................. 354,000 324,436
Red Oak Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.375% , 9/15/41 ............................. 500,000 404,172
d
City of Rowlett ,
Trails at Cottonwood Creek Public Improvement District Neighborhood Improvement
Area No. 1 , Special Assessment , 144A, 2021 , 3.125% , 9/15/31 .............. 175,000 164,022
Trails at Cottonwood Creek Public Improvement District Neighborhood Improvement
Area No. 1 , Special Assessment , 144A, 2021 , 3.75% , 9/15/41 ............... 820,000 722,751
d
City of Royse City ,
Creekshaw Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.625% , 9/15/30 ............................. 225,000 220,249
Creekshaw Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 4.375% , 9/15/50 ............................. 715,000 607,569
Creekshaw Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 5.875% , 9/15/42 ............................. 589,000 611,533
Creekshaw Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 6% , 9/15/52 ................................ 1,267,000 1,280,416
Creekshaw Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2020 , 4.375% , 9/15/30 ............................. 210,000 210,314
Creekside Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2020 , 3.375% , 9/15/30 ....................................... 450,000 436,847
Creekside Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2020 , 3.875% , 9/15/40 ....................................... 1,190,000 1,067,136
Liberty Crossing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 6.375% , 9/15/53 ............................. 1,182,000 1,211,146
Waterscape Public Improvement District Area No. 4 , Special Assessment , 144A,
2024 , 5.875% , 9/15/54 ............................................ 1,000,000 1,003,406
Waterscape Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2019 , 4.75% , 9/15/49 .............................. 1,495,000 1,373,606
d
City of Sachse ,
Sachse Public Improvement District No. 1 , Special Assessment , 144A, 2022 , 7% ,
9/15/52 ........................................................ 950,000 1,010,377
Sachse Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.25% , 9/15/30 .............................. 405,000 385,790
Sachse Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.75% , 9/15/40 .............................. 1,070,000 960,172
Sachse Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 4% , 9/15/50 ................................ 1,485,000 1,191,548
Sachse Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 6% , 9/15/50 ................................ 200,000 207,566
Sachse Public Improvement District No. 1 Major Improvement Area , Special
Assessment , 144A, 2020 , 5.375% , 9/15/40 ............................. 1,600,000 1,634,517
Sachse Public Improvement District No. 1 Major Improvement Area , Special
Assessment , 144A, 2020 , 5.625% , 9/15/50 ............................. 2,235,000 2,258,610
City of San Marcos ,
d
Trace Public Improvement District , Special Assessment , 144A, 2024 , 6% , 9/01/48 . 1,295,000 1,278,170
Whisper Public Improvement District , Special Assessment , 2020 , 4.875% , 9/01/30 . 305,000 306,809
Whisper Public Improvement District , Special Assessment , 2020 , 5.375% , 9/01/40 . 1,300,000 1,315,259
Whisper Public Improvement District , Special Assessment , 2020 , 5.625% , 9/01/50 . 1,300,000 1,295,955
d
Whisper South Public Improvement District , Special Assessment , 144A, 2022 ,
3.75% , 9/01/27 .................................................. 100,000 99,552
d
Whisper South Public Improvement District , Special Assessment , 144A, 2022 , 4% ,
9/01/32 ........................................................ 425,000 412,839

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Sinton ,
Somerset Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
4.375% , 9/01/27 ................................................. $ 175,000 $ 174,836
Somerset Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
4.75% , 9/01/32 .................................................. 660,000 654,220
Somerset Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
5.125% , 9/01/42 ................................................. 1,000,000 979,487
Somerset Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
5.25% , 9/01/51 .................................................. 1,250,000 1,177,269
d
City of Terrell ,
Arboretum Estates Public Improvement District No. 6 Major Improvement Area
Project , Special Assessment , 144A, 2025 , 6.25% , 9/15/55 .................. 2,625,000 2,670,424
Arboretum Estates Public Improvement District No. 6 Major Improvement Area
Project , Special Assessment , 144A, 2025 , 7% , 9/15/55 .................... 2,625,000 2,651,325
d
City of Tomball ,
Raburn Reserve Public Improvement District Area No. 2 , Special Assessment , 144A,
2023 , 5.75% , 9/15/52 ............................................. 1,000,000 1,013,515
Raburn Reserve Public Improvement District Area No. 3 , Special Assessment , 144A,
2023 , 6% , 9/15/53 ................................................ 1,307,000 1,337,578
Raburn Reserve Public Improvement District improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.375% , 9/15/30 ............................. 185,000 178,725
d
City of Uhland ,
Anderson Park Public Improvement District Area No. 1 , Special Assessment , 144A,
2024 , 5.5% , 9/01/55 .............................................. 950,000 919,515
Watermill Public Improvement District , Special Assessment , 144A, 2022 , 6.625% ,
9/01/52 ........................................................ 3,000,000 3,076,864
d
City of Venus ,
Brahman Ranch Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
6.25% , 9/15/42 .................................................. 1,000,000 907,820
Brahman Ranch Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
6.5% , 9/15/52 ................................................... 1,009,000 904,836
Patriot Estates Public Improvement District , Special Assessment , 144A, 2021 ,
3.125% , 9/15/31 ................................................. 166,000 154,521
Patriot Estates Public Improvement District , Special Assessment , 144A, 2021 ,
3.375% , 9/15/41 ................................................. 994,000 804,393
d
City of Waxahachie ,
North Grove Public Improvement District , Special Assessment , 144A, 2022 , 5.125% ,
8/15/32 ........................................................ 302,000 311,220
North Grove Public Improvement District , Special Assessment , 144A, 2022 , 5.5% ,
8/15/52 ........................................................ 2,395,000 2,353,715
d
City of Wharton , Special Assessment , 144A, 2025 , 6% , 9/15/55 ................. 1,100,000 1,113,881
d
Club Municipal Management District No. 1 ,
Improvement Area No. 2 , Special Assessment , 144A, 2021 , 2.5% , 9/01/26 ....... 56,000 56,000
Improvement Area No. 2 , Special Assessment , 144A, 2021 , 3% , 9/01/31 ........ 267,000 247,586
Improvement Area No. 3 , Special Assessment , 144A, 2024 , 5.1% , 9/01/44 ....... 500,000 490,913
d
Conroe Local Government Corp. , Conroe Convention Center Hotel , Revenue, Second
Lien , 144A, 2021 B , 3.5% , 10/01/31 .................................... 450,000 337,500
d
County of Bastrop , Double Eagle Ranch Public Improvement District Improvement Area
No. 2 , Special Assessment , 144A, 2024 , 5.5% , 9/01/54 ..................... 775,000 771,027
d
County of Denton ,
Green Meadows Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 5.625% , 12/31/55 ............................ 2,260,000 2,284,719
Green Meadows Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2025 , 5.875% , 12/31/45 ............................ 3,100,000 3,166,456
Green Meadows Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2025 , 6.125% , 12/31/55 ............................ 4,550,000 4,631,159

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
County of Denton, (continued)
Tabor Ranch Public Improvement District Improvement Area No. 1 , Special
Assessment, Senior Lien , 144A, 2024 A , 5.25% , 12/31/44 .................. $ 1,750,000 $ 1,723,198
d
County of Hays ,
La Cima Public Improvement District , Special Assessment , 144A, 2020 , 3.25% ,
9/15/30 ........................................................ 100,000 94,726
La Cima Public Improvement District , Special Assessment , 144A, 2020 , 3.75% ,
9/15/40 ........................................................ 800,000 723,231
La Cima Public Improvement District , Special Assessment , 144A, 2025 , Refunding ,
5.625% , 9/15/45 ................................................. 1,513,000 1,518,396
La Cima Public Improvement District Neighborhood Improvement Area No. 3 , Special
Assessment , 144A, 2022 , 5.75% , 9/15/52 .............................. 3,375,000 3,402,882
County of Medina ,
d
Haby Farms Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.875% , 9/01/54 ............................. 1,135,000 1,128,636
Viera Public Improvement District 1 Improvement Area No. 1 Project , Special
Assessment , 2026 , 5.75% , 9/01/56 ................................... 1,000,000 971,991
d
Woodlands Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.875% , 9/01/31 ............................. 640,000 626,914
d
Woodlands Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 5.25% , 9/01/41 .............................. 780,000 737,483
d
Woodlands Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 5.5% , 9/01/50 ............................... 1,160,000 1,082,706
d
Woodlands Public Improvement District Neighborhood Improvement Area No. 1 ,
Special Assessment , 144A, 2021 , 3.5% , 9/01/26 ......................... 100,000 100,000
d
Woodlands Public Improvement District Neighborhood Improvement Area No. 1 ,
Special Assessment , 144A, 2021 , 4.125% , 9/01/31 ....................... 400,000 390,614
d
Woodlands Public Improvement District Neighborhood Improvement Area No. 1 ,
Special Assessment , 144A, 2021 , 4.5% , 9/01/41 ......................... 1,085,000 1,014,189
County of Montgomery ,
Crockett Meadows Public Improvement District Improvement Area No. 1 , Special
Assessment , 2025 , 5.25% , 9/15/45 ................................... 1,125,000 1,105,861
Meadow Park Public Improvement District Improvement Area No. 1 , Special
Assessment , 2025 , 5.375% , 9/15/54 .................................. 814,000 785,245
d
East Waller County Management District ,
Sofi Lakes Sections 1 & 2 Assessments , Special Assessment , 144A, 2025 , 5% ,
9/15/35 ........................................................ 885,000 900,149
Sofi Lakes Sections 1 & 2 Assessments , Special Assessment , 144A, 2025 , 6% ,
9/15/45 ........................................................ 1,965,000 2,018,161
Sofi Lakes Sections 1 & 2 Assessments , Special Assessment , 144A, 2025 , 6.25% ,
9/15/55 ........................................................ 2,295,000 2,325,134
FW Texas Street Public Facility Corp. , Revenue , 2025 , 5% , 5/01/38 .............. 10,000,000 10,392,489
Grand Parkway Transportation Corp. , Revenue , 2013 B , 5.8% , 10/01/45 .......... 10,000,000 10,350,992
Harris County Cultural Education Facilities Finance Corp. , Brazos Presbyterian Homes
Obligated Group , Revenue , 2016 , Refunding , 5% , 1/01/48 ................... 5,000,000 4,841,333
d
Joshua Farms Municipal Management District No. 1 ,
Special Assessment , 144A, 2023 , 4.375% , 9/01/30 ......................... 320,000 321,842
Special Assessment , 144A, 2023 , 5.5% , 9/01/53 .......................... 3,393,000 3,321,896
Karis Municipal Management District of Tarrant County , Improvement Area No. 1 ,
Special Assessment , 2024 , 5.25% , 12/01/53 ............................. 828,000 755,838
d
Mission Economic Development Corp. , Permian Basin Water Resources LLC ,
Revenue , 144A, 2025 A , 7% , 8/15/60 ................................... 8,000,000 8,067,610
New Hope Cultural Education Facilities Finance Corp. ,
c
Cardinal Bay, Inc. , Revenue , D , 6% , 7/01/26 ............................. 110,000 26,400
c
Cardinal Bay, Inc. , Revenue , D , 7% , 7/01/51 ............................. 5,110,000 1,226,400
CHF-Collegiate Housing College Station I LLC , Revenue , 2014 A , 5% , 4/01/46 .... 1,500,000 1,423,396
Longhorn Village Obligated Group , Revenue , 2017 , Refunding , 5% , 1/01/42 ...... 5,000,000 4,900,905

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
New Hope Cultural Education Facilities Finance Corp., (continued)
Longhorn Village Obligated Group , Revenue , 2017 , Refunding , 5% , 1/01/47 ...... $ 4,595,000 $ 4,484,587
Morningside Ministries Obligated Group , Revenue , 2020 A , 5% , 1/01/55 ......... 4,100,000 3,432,412
NCCD-College Station Properties LLC , Revenue , A , 5% , 7/01/47 .............. 25,500,000 23,806,566
Presbyterian Village North Obligated Group , Revenue , 2018 , Refunding , 5% ,
10/01/39 ....................................................... 2,750,000 2,751,962
Presbyterian Village North Obligated Group , Revenue , 2018 , Refunding , 5.25% ,
10/01/49 ....................................................... 12,600,000 12,222,413
Presbyterian Village North Obligated Group , Revenue , 2020 A , 5.25% , 10/01/55 ... 2,495,000 2,350,037
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/39 ....................................................... 425,000 424,867
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/49 ....................................................... 1,180,000 1,106,385
Quality Senior Housing Foundation of East Texas, Inc. , Revenue, Second Tier, Sub.
Lien , 2019 B , 5.5% , 12/01/54 ....................................... 15,715,000 15,021,918
Quality Senior Housing Foundation of East Texas, Inc. , Revenue, Sub. Lien, Third
Tier , 2019 C , 6% , 12/01/54 ......................................... 4,490,000 4,359,274
Wesleyan Homes Obligated Group , Revenue , 2014 , 5.5% , 1/01/43 ............ 3,225,000 3,226,060
Wesleyan Homes Obligated Group , Revenue , 2014 , 5.5% , 1/01/49 ............ 1,015,000 1,015,019
Wesleyan Homes Obligated Group , Revenue , 2019 , Refunding , 5% , 1/01/50 ..... 865,000 806,258
Wesleyan Homes Obligated Group , Revenue , 2019 , Refunding , 5% , 1/01/55 ..... 3,220,000 2,938,309
North Texas Tollway Authority ,
f
Special Projects System , Revenue , 2011 B , Pre-Refunded , 5.96%, 9/01/37 ...... 7,500,000 3,966,119
Special Projects System , Revenue , 2011 C , Pre-Refunded , 7% , 9/01/43 ......... 10,000,000 11,594,503
d
Northwood Municipal Utility District No. 1 , GO , 144A, 2020 , Refunding , 4% , 8/01/31 . 860,000 855,220
d
Pecan Public Facility Corp. , Revenue, Sub. Lien , 144A, 2022 B , 6% , 12/01/52 ...... 5,075,000 3,925,770
c
Red River Health Facilities Development Corp. , Eden Home, Inc. Obligated Group ,
Revenue , 2012 , 7.25% , 12/15/42 ...................................... 11,000,000 8,250,000
South Manvel Development Authority , City of Manvel Tax Increment Reinvestment
Zone No. 3 , Tax Allocation , 2023 , 5% , 4/01/38 ............................ 500,000 505,949
d
Town of Flower Mound ,
River Walk Public Improvement District No. 1 , Special Assessment , 144A, 2021 ,
Refunding , 2.625% , 9/01/26 ........................................ 200,000 200,000
River Walk Public Improvement District No. 1 , Special Assessment , 144A, 2021 ,
Refunding , 3.25% , 9/01/31 ......................................... 750,000 717,629
River Walk Public Improvement District No. 1 , Special Assessment , 144A, 2021 ,
Refunding , 3.5% , 9/01/36 .......................................... 800,000 723,953
River Walk Public Improvement District No. 1 , Special Assessment , 144A, 2021 ,
Refunding , 4% , 9/01/43 ............................................ 2,450,000 2,167,963
d
Town of Lakewood Village ,
Public Improvement District No. 1 , Special Assessment , 144A, 2022 , 4.75% , 9/15/32 445,000 454,117
Public Improvement District No. 1 , Special Assessment , 144A, 2022 , 5.25% , 9/15/42 1,400,000 1,421,678
d
Town of Little Elm ,
Spiritas East Public Improvement District , Special Assessment , 144A, 2022 , 3.25% ,
9/01/27 ........................................................ 71,000 70,256
Spiritas East Public Improvement District , Special Assessment , 144A, 2022 , 3.5% ,
9/01/32 ........................................................ 205,000 192,776
Spiritas East Public Improvement District , Special Assessment , 144A, 2022 , 3.75% ,
9/01/42 ........................................................ 529,000 446,012
Valencia Public Improvement District No. 2 , Special Assessment , 144A, 2022 ,
6.125% , 9/01/32 ................................................. 712,000 750,362
Valencia Public Improvement District No. 2 , Special Assessment , 144A, 2022 ,
6.875% , 9/01/52 ................................................. 2,700,000 2,778,134
d
Travis County Development Authority ,
Bella Fortuna Public Improvement District , Special Assessment , 144A, 2024 , 5.375% ,
9/01/44 ........................................................ 843,000 858,891

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
Travis County Development Authority, (continued)
Bella Fortuna Public Improvement District , Special Assessment , 144A, 2024 , 5.625% ,
9/01/51 ........................................................ $ 750,000 $ 756,297
County of Travis Turner's Crossing Public Improvement District Improvement Area
No. 1 , Special Assessment , 144A, 2022 , 4.75% , 9/01/32 ................... 302,000 309,302
County of Travis Turner's Crossing Public Improvement District Improvement Area
No. 1 , Special Assessment , 144A, 2022 , 5.375% , 9/01/42 .................. 868,000 894,348
County of Travis Turner's Crossing Public Improvement District Improvement Area
No. 1 , Special Assessment , 144A, 2022 , 5.5% , 9/01/52 .................... 1,244,000 1,237,435
Viridian Municipal Management District ,
Viridian Public Improvement District , Special Assessment , 2020 , 2.875% , 12/01/30 . 258,000 241,801
Viridian Public Improvement District , Special Assessment , 2020 , 3.125% , 12/01/35 . 415,000 358,398
Viridian Public Improvement District , Special Assessment , 2020 , 3.375% , 12/01/40 . 486,000 403,200
Viridian Public Improvement District , Special Assessment , 2020 , 3.5% , 12/01/47 .. 835,000 606,805
589,102,805
Utah 0.4%
d
MIDA Cormont Public Infrastructure District ,
GO , 144A, 2025 A-1 , 6.25% , 6/01/55 ................................... 2,225,000 2,315,676
f
GO , 144A, 2025 A-2 , 0.868%, 6/01/55 .................................. 2,250,000 1,966,066
d
MIDA Mountain Village Public Infrastructure District , Military Recreation Facility Project
Area , Tax Allocation , 144A, 2024-2 , 6% , 6/15/54 ........................... 5,000,000 5,089,684
Point Phase 1 Public Infrastructure District No. 1 , Revenue , 2025 A-1 , 6.125% , 3/01/55 7,950,000 8,180,752
d
Utah Charter School Finance Authority ,
Mountain West Montessori Academy, Inc. , Revenue , 144A, 2020 A , 5% , 6/15/39 .. 475,000 449,597
Mountain West Montessori Academy, Inc. , Revenue , 144A, 2020 A , 5% , 6/15/49 .. 825,000 730,041
18,731,816
Virginia 0.4%
Henrico County Economic Development Authority ,
Virginia United Methodist Homes, Inc. Obligated Group , Revenue , 2019 A , 5% ,
6/01/44 ........................................................ 3,550,000 3,528,399
Virginia United Methodist Homes, Inc. Obligated Group , Revenue , 2019 A , 5% ,
6/01/49 ........................................................ 4,065,000 3,856,006
d
Virginia Small Business Financing Authority , P3 VB Holdings LLC , Revenue, Senior
Lien , 144A, 2023 A , 8.5% , 12/01/52 .................................... 11,000,000 10,519,134
17,903,539
Washington 1.4%
Jefferson County Public Hospital District No. 2 , Revenue , 2023 A , Refunding , 6.875% ,
12/01/53 ........................................................ 10,000,000 10,171,034
e
Washington Economic Development Finance Authority , Propeller Airports Paine Field
LLC , Revenue , A , Mandatory Put , 8.5% , 3/01/27 .......................... 22,250,000 22,204,347
d
Washington State Housing Finance Commission ,
eliseo Obligated Group , Revenue , 144A, 2021 A , Refunding , 4% , 1/01/51 ........ 15,070,000 10,933,517
Presbyterian Retirement Communities Northwest Obligated Group , Revenue , 144A,
2019 A , 5% , 1/01/55 .............................................. 4,700,000 4,239,734
Presbyterian Retirement Communities Northwest Obligated Group , Revenue , 144A,
A , Refunding , 5% , 1/01/46 ......................................... 2,250,000 2,146,308
Presbyterian Retirement Communities Northwest Obligated Group , Revenue , 144A,
A , Refunding , 5% , 1/01/51 ......................................... 1,700,000 1,550,751
Spokane United Methodist Homes Obligated Group , Revenue , 144A, 2019 , 5% ,
1/01/55 ........................................................ 9,020,000 7,852,359
Spokane United Methodist Homes Obligated Group , Revenue , 144A, 2020 A , 5% ,
1/01/51 ........................................................ 6,000,000 5,321,540
64,419,590

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
West Virginia 0.1%
d
County of Monongalia ,
Monongalia County Building Commission Development District No. 4 , Tax Allocation ,
144A, 2023 A , Refunding , 5.75% , 6/01/43 .............................. $ 880,000 $ 928,294
Monongalia County Building Commission Development District No. 4 , Tax Allocation ,
144A, 2023 A , Refunding , 6% , 6/01/53 ................................ 1,755,000 1,820,879
2,749,173
Wisconsin 3.9%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 8,575,000 8,769,713
f
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 76,350,000 38,029,378
A&T Real Estate Foundation LLC , Revenue , 2019 B , 5% , 6/01/49 ............. 2,675,000 2,540,179
Coral Academy of Science Las Vegas , Revenue , 2017 A , 5% , 7/01/53 .......... 4,345,000 3,950,085
d
Coral Academy of Science Reno , Revenue , 144A, 2022 A , 6% , 6/01/62 ......... 1,565,000 1,489,616
d
Dominium Holdings I LLC , Revenue , 144A, 2024-1 , B-1 , 6.81% , 4/28/36 ........ 5,500,000 5,659,977
d
Eno River Academy , Revenue , 144A, 2020 A , 5% , 6/15/54 ................... 1,380,000 1,241,828
d
Estancia Valley Classical Academy , Revenue , 144A, 2021 A , Refunding , 4% , 7/01/41 1,000,000 780,703
d
Estancia Valley Classical Academy , Revenue , 144A, 2021 A , Refunding , 4.25% ,
7/01/51 ........................................................ 5,345,000 3,788,557
d
FAH Tree House LLC , Revenue , 144A, 2023 B , 6.625% , 2/01/46 .............. 11,095,000 9,185,183
d
Foundation Academy Charter School A NJ Nonprofit Corp. , Revenue , 144A, 2024 ,
5% , 7/01/60 .................................................... 1,000,000 867,228
d
Friends Homes Obligated Group , Revenue , 144A, 2019 , Refunding , 5% , 9/01/49 .. 6,600,000 6,324,682
d
Friends Homes Obligated Group , Revenue , 144A, 2019 , Refunding , 5% , 9/01/54 .. 2,920,000 2,745,853
d
Greystone Housing Impact Investors LP , Revenue , 144A, 2023-1 , B-1 , 7.125% ,
7/25/34 ........................................................ 5,645,000 5,812,769
d
High Desert Montessori Charter School , Revenue , 144A, 2021 A , 5% , 6/01/36 .... 300,000 275,589
d
High Desert Montessori Charter School , Revenue , 144A, 2021 A , 5% , 6/01/51 .... 1,000,000 759,416
d
High Desert Montessori Charter School , Revenue , 144A, 2021 A , 5% , 6/01/61 .... 1,275,000 918,459
d
Hope Housing Foundation Obligated Group , Revenue, Sub. Lien , 144A, 2022 C ,
4.6% , 12/01/37 .................................................. 5,460,000 4,778,245
d
Inperium, Inc. Obligated Group , Revenue , 144A, 2026 , 6% , 12/01/55 ........... 2,325,000 2,328,008
d
Masonic & Eastern Star Home of NC, Inc. Obligated Group , Revenue , 144A, 2017 ,
Refunding , 5% , 3/01/52 ............................................ 4,100,000 3,592,736
d
Masonic & Eastern Star Home of NC, Inc. Obligated Group , Revenue , 144A, 2020 A ,
5.25% , 3/01/55 .................................................. 12,975,000 11,699,233
d
Ocean Academy Charter School , Revenue , 144A, 2021 , 5% , 10/15/41 .......... 570,000 522,513
d
Ocean Academy Charter School , Revenue , 144A, 2021 , 5% , 10/15/51 .......... 1,130,000 961,700
d,f
Patriot Services Group Obligated Group , Revenue , 144A, 2024 B , Refunding , 6.09%,
12/01/35 ....................................................... 39,830,000 23,047,275
d,f
Pine Forest 2022 Obligated Group , Revenue, Sub. Lien , 144A, 2022 , 2.279%,
12/01/45 ....................................................... 11,680,000 9,351,918
d
Signature Preparatory, Inc. , Revenue , 144A, 2021 A , 5% , 6/15/51 ............. 2,250,000 1,942,553
d
Signature Preparatory, Inc. , Revenue , 144A, 2021 A , 5% , 6/15/56 ............. 2,465,000 2,053,866
SR 400 Peach Partners LLC , Revenue, Senior Lien , 2025 , 5.75% , 12/31/65 ...... 8,000,000 8,215,774
SR 400 Peach Partners LLC , Revenue, Senior Lien , 2025 , 6.5% , 12/31/65 ....... 5,000,000 5,473,167
Triad Math & Science Academy Co. , Revenue , 2025 , Refunding , 5.25% , 6/15/65 .. 2,250,000 2,033,757
d
UHF RISE Student Housing LLC , Revenue , 144A, 2021 A-2 , 5.35% , 7/01/40 ..... 3,000,000 2,042,906
d
UHF RISE Student Housing LLC , Revenue , 144A, 2021 B , 5.25% , 7/01/61 ....... 2,000,000 1,458,944
Wisconsin Health & Educational Facilities Authority ,
Chiara Communities, Inc. , Revenue , 2018 C , 6% , 7/01/28 ................... 70,000 69,514
Chiara Communities, Inc. , Revenue , 2018 C , 6.5% , 7/01/33 .................. 300,000 294,458
Chiara Communities, Inc. , Revenue , 2018 C , 7% , 7/01/43 ................... 1,000,000 921,801
Chiara Communities, Inc. , Revenue , 2018 C , 7.5% , 7/01/53 .................. 6,620,000 6,046,225
HOPE Christian Schools Obligated Group , Revenue , 2021 , 4% , 12/01/41 ........ 850,000 664,810

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, (continued)
PHW Menomonee Falls, Inc. , Revenue , 2024 , 6.125% , 10/01/59 .............. $ 1,000,000 $ 1,029,031
181,667,649
U.S. Territories 6.5%
District of Columbia 0.8%
District of Columbia , Tobacco Settlement Financing Corp. , Revenue , 2006 A , 7.97%,
6/15/46 ......................................................... 175,000,000 38,397,398
Pacific Islands 0.1%
Northern Mariana Island Ports Authority , Revenue , 1998 A , 6.6% , 3/15/28 .........
2,990,000 3,028,746
Puerto Rico 5.6%
Children's Trust Fund , Revenue , 2002 , 5.625% , 5/15/43 ...................... 2,500,000 2,538,759
Commonwealth of Puerto Rico ,
h
GO , FRN , Zero Cpn., 11/01/43 ........................................ 1 1
GO , 2022 A-1 , 5.75% , 7/01/31 ........................................ 666,031 718,880
GO , 2022 A-1 , 4% , 7/01/35 .......................................... 13,786,998 13,587,613
GO , 2022 A-1 , 4% , 7/01/37 .......................................... 27,512,915 26,686,746
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 18,434,144 17,121,983
GO , 2022 A-1 , 4% , 7/01/46 .......................................... 49,278 43,782
f
GO , 2022 A-1 , 4.7%, 7/01/33 ......................................... 2,011,366 1,469,873
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ................... 15,565,710 15,361,575
HTA CL 6 Trust , Revenue , L-2028 , 5.25% , 7/01/38 .......................... 1,239,120 1,239,414
d
Puerto Rico Commonwealth Aqueduct & Sewer Authority ,
Revenue , 144A, 2021 B , Refunding , 4% , 7/01/42 .......................... 2,500,000 2,349,325
Revenue, Senior Lien , 144A, 2020 A , Refunding , 5% , 7/01/47 ................ 16,750,000 16,835,415
c
Puerto Rico Electric Power Authority ,
Revenue , 1 , 10% , 1/01/21 ........................................... 6,000,000 4,650,000
Revenue , 2 , 10% , 7/01/21 ........................................... 6,000,000 4,650,000
Revenue , 2013 A , 10% , 7/01/19 ....................................... 5,500,000 4,262,500
Revenue , 2013 A , 7.25% , 7/01/30 ..................................... 1,675,000 1,264,625
Revenue , 2016 B-1 , 10% , 7/01/19 ..................................... 5,500,000 4,262,500
Revenue , 3 , 10% , 1/01/22 ........................................... 1,989,500 1,541,862
Revenue , 4 , 10% , 7/01/22 ........................................... 1,989,499 1,541,862
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Revenue , 2000 A , 6.625% , 1/01/27 .................................... 1,381,057 1,379,027
Revenue , 2000 A , 6.625% , 1/01/28 .................................... 10,533,091 10,499,455
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 45,065,000 43,734,911
f
Sales Tax , Revenue , A-1 , 5.29%, 7/01/46 ................................ 25,400,000 9,142,712
f
Sales Tax , Revenue , A-1 , 5.54%, 7/01/51 ................................ 206,837,000 54,208,461
Sales Tax , Revenue , A-2 , 4.329% , 7/01/40 ............................... 12,000,000 11,745,833
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... 6,000,000 5,665,425
256,502,539
Total U.S. Territories .................................................................... 297,928,683
Total Municipal Bonds (Cost $ 4,451,450,419 ) ...................................
4,325,341,044
Total Long Term Investments (Cost $ 4,689,680,095 ) .............................
4,548,720,787
a
a a a a

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 347 .
Short Term Investments 0.4%
a a
Principal
Amount
a
Value
Municipal Bonds 0.4%
Arizona 0.0%
†
i
Arizona Health Facilities Authority , Banner Health Obligated Group , Revenue , 2015 C ,
LOC Bank of America NA , Daily VRDN and Put , 3.05% , 1/01/46 ............... $ 1,600,000 $ 1,600,000
Florida 0.1%
i
Hillsborough County Industrial Development Authority , BayCare Obligated Group ,
Revenue , 2020 D , Refunding , LOC TD Bank NA , Daily VRDN and Put , 3.03% ,
11/15/42 ........................................................ 4,260,000 4,260,000
Georgia 0.1%
i
Roswell Development Authority , WellStar Health System Obligated Group , Revenue ,
2025 A , LOC Truist Bank , Daily VRDN and Put , 3% , 4/01/47 .................. 2,200,000 2,200,000
New Jersey 0.0%
†
i
New Jersey Health Care Facilities Financing Authority , RWJ Barnabas Health Obligated
Group , Revenue , 2026 B-3 , LOC TD Bank NA , Daily VRDN and Put , 2.9% , 7/01/61 300,000 300,000
New York 0.1%
i
New York City Transitional Finance Authority , Future Tax Secured , Revenue, Sub. Lien ,
2014 D-3 , SPA Mizuho Bank Ltd. , Daily VRDN and Put , 2.98% , 2/01/44 ......... 4,000,000 4,000,000
North Carolina 0.1%
i
Charlotte-Mecklenburg Hospital Authority (The) , Atrium Health Obligated Group ,
Revenue , 2018 H , SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 3% ,
1/15/48 ......................................................... 6,900,000 6,900,000
Total Municipal Bonds (Cost $ 19,260,000 ) ......................................
19,260,000
Total Short Term Investments (Cost $ 19,260,000 ) ................................
19,260,000
a
Total Investments (Cost $ 4,708,940,095 ) 99.0% ..................................
$4,567,980,787
Other Assets, less Liabilities 1.0% .............................................
44,998,762
Net Assets 100.0% ...........................................................
$4,612,979,549
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Non-income producing.
c
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2026, the aggregate value of these securities was $1,588,800,495, representing 34.4% of net assets.
e
The maturity date shown represents the mandatory put date.
f
The rate shown represents the yield at period end.
g
Security purchased on a when-issued basis. See Note 1(b).
h
The coupon rate shown represents the rate at period end.
i
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.24 $10.25 $10.21 $9.96 $11.03 $11.28
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.30 0.28 0.27 0.25 0.24
Net realized and unrealized gains (losses) (0.32) (0.01) 0.04 0.25 (1.08) (0.25)
Total from investment operations ........ (0.16) 0.29 0.32 0.52 (0.83) (0.01)
Less distributions from:
Net investment income .............. (0.16) (0.30) (0.28) (0.27) (0.24) (0.24)
Net asset value, end of period .......... $9.92 $10.24 $10.25 $10.21 $9.96 $11.03
Total return
d
....................... (1.59)% 2.99% 3.23% 5.34% (7.49)% (0.17)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.95% 0.95% 0.93% 0.90% 0.89% 0.87%
Expenses net of waiver and payments by
affiliates .......................... 0.90% 0.90% 0.90%
f
0.90%
f,g
0.89%
f
0.87%
f
Net investment income ............... 3.13% 3.02% 2.78% 2.75% 2.42% 2.07%
Supplemental data
Net assets , end of period (000’s) ........ $49,066 $53,346 $57,889 $62,108 $60,153 $69,773
Portfolio turnover rate ................ 3.20% 13.78% 17.30% 8.52% 11.69% 16.61%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.24 $10.25 $10.20 $9.95 $11.03 $11.28
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.32 0.30 0.29 0.26 0.25
Net realized and unrealized gains (losses) (0.33) (0.01) 0.05 0.25 (1.08) (0.25)
Total from investment operations ........ (0.16) 0.31 0.35 0.54 (0.82) —
Less distributions from:
Net investment income .............. (0.17) (0.32) (0.30) (0.29) (0.26) (0.25)
Net asset value, end of period .......... $9.91 $10.24 $10.25 $10.20 $9.95 $11.03
Total return
d
....................... (1.62)% 3.14% 3.49% 5.50% (7.45)% (0.02)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.80% 0.80% 0.78% 0.75% 0.74% 0.72%
Expenses net of waiver and payments by
affiliates .......................... 0.75% 0.75% 0.75%
f
0.75%
f,g
0.74%
f
0.72%
f
Net investment income ............... 3.28% 3.17% 2.93% 2.90% 2.57% 2.22%
Supplemental data
Net assets , end of period (000’s) ........ $108,670 $119,008 $137,040 $158,862 $175,906 $234,499
Portfolio turnover rate ................ 3.20% 13.78% 17.30% 8.52% 11.69% 16.61%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.41 $10.42 $10.37 $10.12 $11.21 $11.46
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.26 0.24 0.23 0.20 0.19
Net realized and unrealized gains (losses) (0.33) (0.01) 0.05 0.25 (1.09) (0.25)
Total from investment operations ........ (0.19) 0.25 0.29 0.48 (0.89) (0.06)
Less distributions from:
Net investment income .............. (0.14) (0.26) (0.24) (0.23) (0.20) (0.19)
Net asset value, end of period .......... $10.08 $10.41 $10.42 $10.37 $10.12 $11.21
Total return
d
....................... (1.86)% 2.52% 2.86% 4.83% (7.92)% (0.57)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.34% 1.34% 1.32% 1.29% 1.28% 1.26%
Expenses net of waiver and payments by
affiliates .......................... 1.29% 1.29% 1.29%
f
1.29%
f,g
1.28%
f
1.26%
f
Net investment income ............... 2.67% 2.56% 2.33% 2.29% 1.97% 1.64%
Supplemental data
Net assets , end of period (000’s) ........ $3,796 $4,217 $7,186 $8,767 $12,724 $19,991
Portfolio turnover rate ................ 3.20% 13.78% 17.30% 8.52% 11.69% 16.61%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.24 $10.25 $10.20 $9.96 $11.03 $11.28
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.33 0.31 0.30 0.28 0.27
Net realized and unrealized gains (losses) (0.32) (0.01) 0.05 0.24 (1.08) (0.25)
Total from investment operations ........ (0.15) 0.32 0.36 0.54 (0.80) 0.02
Less distributions from:
Net investment income .............. (0.17) (0.33) (0.31) (0.30) (0.27) (0.27)
Net asset value, end of period .......... $9.92 $10.24 $10.25 $10.20 $9.96 $11.03
Total return
d
....................... (1.45)% 3.28% 3.62% 5.54% (7.22)% 0.12%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.66% 0.66% 0.63% 0.62% 0.61% 0.59%
Expenses net of waiver and payments by
affiliates .......................... 0.62% 0.62% 0.62%
f
0.62%
f,g
0.60%
f
0.58%
f
Net investment income ............... 3.41% 3.30% 3.06% 3.04% 2.72% 2.36%
Supplemental data
Net assets , end of period (000’s) ........ $6,064 $6,524 $8,465 $7,967 $6,306 $8,031
Portfolio turnover rate ................ 3.20% 13.78% 17.30% 8.52% 11.69% 16.61%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.24 $10.25 $10.21 $9.96 $11.03 $11.28
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.33 0.31 0.30 0.27 0.26
Net realized and unrealized gains (losses) (0.32) (0.01) 0.04 0.25 (1.07) (0.24)
Total from investment operations ........ (0.15) 0.32 0.35 0.55 (0.80) 0.02
Less distributions from:
Net investment income .............. (0.17) (0.33) (0.31) (0.30) (0.27) (0.27)
Net asset value, end of period .......... $9.92 $10.24 $10.25 $10.21 $9.96 $11.03
Total return
d
....................... (1.47)% 3.24% 3.49% 5.60% (7.26)% 0.08%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.70% 0.70% 0.68% 0.65% 0.65% 0.62%
Expenses net of waiver and payments by
affiliates .......................... 0.65% 0.65% 0.65%
f
0.65%
f,g
0.65%
f
0.62%
f
Net investment income ............... 3.38% 3.27% 3.04% 3.00% 2.67% 2.32%
Supplemental data
Net assets , end of period (000’s) ........ $34,389 $35,050 $36,560 $31,551 $36,351 $42,264
Portfolio turnover rate ................ 3.20% 13.78% 17.30% 8.52% 11.69% 16.61%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2026
Franklin Louisiana Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.3%
Florida 1.1%
a
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... $ 500,000 $ 341,360
a ,b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 6.56%, 3/01/29 ........................................... 2,200,000 1,877,057
2,218,417
Georgia 0.2%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 185,000 189,349
b
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.7%, 12/01/45 ................... 505,000 250,726
440,075
Louisiana 91.0%
Caddo Parish Parishwide School District , GO , 2021 , AG Insured , 3% , 3/01/36 ...... 505,000 462,392
City of Lafayette , Sales & Use Tax , Revenue , 2019 A , 5% , 5/01/44 .............. 2,350,000 2,402,401
City of Natchitoches , Utilities , Revenue , 2023 , AG Insured , 5.5% , 6/01/53 ......... 750,000 782,592
City of New Orleans ,
GO , 2021 A , 5% , 12/01/39 ........................................... 6,000,000 6,050,965
GO , 2026 A , 5.5% , 12/01/51 .......................................... 100,000 103,817
GO , 2026 A , 5.75% , 12/01/55 ......................................... 100,000 105,810
Sewerage Service , Revenue , 2020 B , 4% , 6/01/50 ......................... 1,300,000 1,057,369
City of Shreveport ,
GO , 2024 , AG Insured , 5% , 3/01/54 .................................... 4,950,000 4,954,686
Water & Sewer , Revenue , 2016 B , 5% , 12/01/41 .......................... 3,850,000 3,856,040
Water & Sewer , Revenue , 2020 B , Refunding , 3% , 12/01/50 .................. 5,070,000 3,471,171
Water & Sewer , Revenue , 2025 , Refunding , AG Insured , 5% , 12/01/40 .......... 1,000,000 1,048,285
East Baton Rouge Sewerage Commission , Revenue , 2019 A , Refunding , 4% , 2/01/45 3,000,000 2,818,501
East Ouachita Parish School District , GO , 2025 , 5.25% , 3/01/45 ................ 1,500,000 1,565,761
Greater New Orleans Expressway Commission , Revenue, Sub. Lien , 2025 , Refunding ,
AG Insured , 5% , 11/01/46 ........................................... 1,050,000 1,071,899
Greater Ouachita Water Co. , Revenue , 2024 , BAM Insured , 4.5% , 9/01/53 ........ 1,000,000 950,185
Jefferson Parish Consolidated Waterworks District No. 2 , Revenue , 2022 , Refunding ,
BAM Insured , 4% , 2/01/40 ........................................... 5,000,000 4,923,616
Juban Crossing Economic Development District , Revenue , 2024 C , Refunding , 5% ,
9/15/54 ......................................................... 1,500,000 1,427,046
Lafayette Parish School Board ,
Sale Tax , Revenue , 2025 , 5.75% , 4/01/55 ............................... 1,500,000 1,603,774
Sale Tax , Revenue , 2025 A , 5% , 4/01/50 ................................ 1,500,000 1,530,494
Sales Tax , Revenue , 2023 , 4% , 4/01/53 ................................. 2,500,000 2,177,363
Livingston Parish School District No. 1 , GO , 2021 , BAM Insured , 4% , 5/01/38 ...... 1,050,000 1,028,998
Louisiana Correctional Facilities Corp. , State of Louisiana , Revenue , 2021 , 4% ,
10/01/39 ........................................................ 1,490,000 1,463,066
Louisiana Housing Corp. ,
Revenue , 2021 B , GNMA Insured , 2.05% , 6/01/36 ......................... 615,000 487,660
Revenue , 2021 B , GNMA Insured , 2.2% , 6/01/41 .......................... 1,965,000 1,408,929
Revenue , 2024 A , GNMA Insured , 4.4% , 12/01/44 ......................... 990,000 954,025
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
Calcasieu Parish School Board , Revenue , 2024 , Refunding , BAM Insured , 5% ,
12/01/39 ....................................................... 500,000 522,649
a
City of New Orleans , Revenue , 144A, 2021 , 4% , 11/01/46 ................... 1,800,000 1,579,271
City of Pineville , Revenue , 2024 , AG Insured , 5% , 9/01/39 ................... 2,505,000 2,652,059
Entergy Louisiana LLC , Revenue , 2021 A , Refunding , 2% , 6/01/30 ............. 1,500,000 1,406,915
Entergy Louisiana LLC , Revenue , 2021 B , Refunding , 2.5% , 4/01/36 ........... 3,000,000 2,537,653
LCTCS Facilities Corp. , Revenue , 2026 , BAM Insured , 5.25% , 10/01/51 ......... 2,000,000 2,055,262
a
Parish of Assumption , Revenue , 144A, 2021 , 3.875% , 11/01/45 ............... 735,000 642,561
a
Parish of Jefferson , Revenue , 144A, 2019 , 4% , 11/01/44 .................... 1,200,000 1,071,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development
Authority, (continued)
a
Parish of St. Bernard , Revenue , 144A, 2021 , 4% , 11/01/45 ................... $ 910,000 $ 809,593
a
Parish of St. Charles , Revenue , 144A, 2022 , 4.5% , 11/01/47 ................. 1,760,000 1,633,612
a
Parish of St. Tammany LA GOMESA , Revenue , 144A, 2020 , 3.875% , 11/01/45 .... 2,450,000 2,141,869
a
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-1 , Refunding ,
4.5% , 12/01/31 .................................................. 1,250,000 1,252,533
a,b
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.53%, 12/01/44 ................................................. 6,500,000 4,119,170
University of Louisiana at Lafayette , Revenue , 2018 , AG Insured , 5% , 10/01/48 ... 3,500,000 3,409,434
University of Louisiana System , Revenue , 2019 , Refunding , AG Insured , 4% , 8/01/34 1,000,000 1,003,437
University of Louisiana System Board of Supervisors , Revenue , 2022 , Refunding ,
4% , 5/01/30 .................................................... 1,020,000 1,035,416
University of Louisiana System Board of Supervisors , Revenue , 2022 , Refunding ,
4% , 5/01/31 .................................................... 1,065,000 1,078,292
University of Louisiana System Board of Supervisors , Revenue , 2022 , Refunding ,
4% , 5/01/32 .................................................... 1,100,000 1,104,650
University of Louisiana System Board of Supervisors , Revenue , 2022 , Refunding ,
4% , 5/01/33 .................................................... 1,155,000 1,150,939
University of Louisiana System Board of Supervisors , Revenue , 2023 A , AG Insured ,
5% , 10/01/43 ................................................... 600,000 616,753
Woman's Hospital Foundation , Revenue , 2017 A , Refunding , 5% , 10/01/41 ...... 5,230,000 5,260,331
Louisiana Offshore Terminal Authority , Loop LLC , Revenue , 2007 A , Refunding , 4.15% ,
9/01/27 ......................................................... 1,500,000 1,512,708
Louisiana Public Facilities Authority ,
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.75% , 9/01/64 ..... 5,000,000 5,128,348
CHRISTUS Health Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/48 ... 5,000,000 5,054,768
Franciscan Missionaries of Our Lady Health System Obligated Group , Revenue ,
2015 A , 5% , 7/01/35 .............................................. 4,965,000 4,969,993
Louisiana Children's Medical Center Obligated Group , Revenue , 2015 A-1 , 5% ,
6/01/45 ........................................................ 7,800,000 7,861,480
Louisiana Children's Medical Center Obligated Group , Revenue , 2020 A , 4% , 6/01/50 5,000,000 4,121,016
Louisiana State University & Agricultural & Mechanical College Auxiliary , Revenue ,
2017 , 5% , 7/01/52 ................................................ 2,310,000 2,229,148
Loyola University New Orleans , Revenue , 2021 , Refunding , 4% , 10/01/37 ....... 2,020,000 1,878,927
Loyola University New Orleans , Revenue , 2021 , Refunding , 4% , 10/01/39 ....... 3,460,000 3,111,869
Loyola University New Orleans , Revenue , 2021 , Refunding , 4% , 10/01/41 ....... 2,850,000 2,506,635
Loyola University New Orleans , Revenue , 2023 A , 5% , 10/01/38 .............. 500,000 507,425
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/42 5,695,000 5,701,391
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/46 2,000,000 1,961,947
Ochsner Clinic Foundation Obligated Group , Revenue , 2025 A , Refunding , 5.25% ,
5/15/55 ........................................................ 3,000,000 3,040,623
a
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.5% , 1/01/50 . 2,000,000 1,505,492
Roman Catholic Church of the Archdiocese of New Orleans , Revenue , 2017 ,
Refunding , 4.25% , 7/01/37 ......................................... 2,831,308 1,758,101
South Quad L3C , Revenue , 2025 , AG Insured , 5.25% , 7/01/55 ................ 2,250,000 2,290,226
Tulane University , Revenue , 2016 A , Refunding , 5% , 12/15/41 ................ 1,000,000 1,002,814
Tulane University , Revenue , 2017 A , Pre-Refunded , 4% , 12/15/50 ............. 60,000 60,956
Tulane University , Revenue , 2024 A , 5% , 4/15/38 .......................... 1,000,000 1,071,687
Louisiana Stadium & Exposition District , Revenue, Senior Lien , 2023 A , Refunding ,
5.25% , 7/01/53 ................................................... 1,750,000 1,774,939
New Orleans Aviation Board ,
Revenue , 2024 C-1 , 5% , 1/01/54 ...................................... 1,000,000 1,001,988
Louis Armstrong New Orleans International Airport , Revenue , 2017 A , 5% , 1/01/48 . 1,850,000 1,849,943
Louis Armstrong New Orleans International Airport , Revenue , 2024 B , Refunding ,
5.25% , 1/01/45 .................................................. 2,500,000 2,546,945
Parish of Terrebonne , Sales & Use Tax , Revenue , 2020 A , 4% , 3/01/41 ........... 2,660,000 2,506,599

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Port New Orleans Board of Commissioners ,
Revenue , 2020 D , 5% , 4/01/50 ........................................ $ 2,000,000 $ 2,007,642
Revenue , 2025 A , 5.25% , 4/01/55 ..................................... 3,000,000 3,020,849
Rapides Parish Consolidated School District No. 62 , GO , 2022 , AG Insured , 5% ,
3/01/42 ......................................................... 1,100,000 1,127,724
Rapides Parish School District No. 11 Rigolette , GO , 2023 , AG Insured , 4% , 3/01/41 . 1,000,000 938,339
St. John the Baptist , Parish School District No. 1 , GO , 2023 , 5.25% , 3/01/43 ....... 3,300,000 3,460,777
St. Tammany Parish Hospital Service District No. 1 , Revenue , 2018 A , Refunding , 5% ,
7/01/48 ......................................................... 3,000,000 3,005,132
State of Louisiana ,
GO , 2016 A , 5% , 9/01/35 ............................................ 2,575,000 2,575,000
GO , 2026 B , Refunding , 5% , 9/01/35 ................................... 1,000,000 1,119,928
Gasoline & Fuels Tax , Revenue , 2025 B , Refunding , 5% , 5/01/35 .............. 1,500,000 1,678,918
Gasoline & Fuels Tax , Revenue, Second Lien , 2024 A , Refunding , 4% , 5/01/44 ... 6,000,000 5,572,395
Tangipahoa Parish Hospital Service District No. 1 ,
Revenue , 2021 , Refunding , 4% , 2/01/35 ................................. 2,250,000 2,241,805
Revenue , 2021 , Refunding , 4% , 2/01/38 ................................. 2,000,000 1,925,065
Terrebonne Parish Hospital Service District No. 1 , Revenue , 2026 , Refunding , 5.5% ,
4/01/51 ......................................................... 750,000 774,649
West Feliciana Parish Parishwide Consolidated School District No. 1 , GO , 2020 , 4% ,
3/01/50 ......................................................... 3,000,000 2,552,461
183,746,896
Texas 0.7%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 450,000 413,997
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,250,000 940,326
1,354,323
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 700,000 598,993
Wisconsin 1.6%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 855,000 874,415
a
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 800,000 651,815
b
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 2,290,000 1,140,632
a
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 500,000 494,845
3,161,707
U.S. Territories 2.4%
Puerto Rico 2.4%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 500,000 502,920
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 3,500,000 3,311,992
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 1,196,000 1,160,700
4,975,612
Total U.S. Territories .................................................................... 4,975,612
Total Municipal Bonds (Cost $ 208,002,046 ) .....................................
196,496,023
a a a a

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 0.2%
a a
Principal
Amount
a
Value
Municipal Bonds 0.2%
Louisiana 0.2%
c
State of Louisiana , Gasoline & Fuels Tax , Revenue, Second Lien , 2023 A-2 ,
Refunding , LOC Toronto Dominion Bank (The) , Daily VRDN and Put , 2.9% , 5/01/43 $ 400,000 $ 400,000
Total Municipal Bonds (Cost $ 400,000 ) .........................................
400,000
Total Short Term Investments (Cost $ 400,000 ) ..................................
400,000
a
Total Investments (Cost $ 208,402,046 ) 97.5% ...................................
$196,896,023
Other Assets, less Liabilities 2.5% .............................................
5,087,672
Net Assets 100.0% ...........................................................
$201,983,695
See Abbreviations on page 347 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2026, the aggregate value of these securities was $19,659,497, representing 9.7% of net assets.
b
The rate shown represents the yield at period end.
c
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.90 $9.92 $9.91 $9.75 $10.71 $10.97
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.33 0.31 0.31 0.26 0.23
Net realized and unrealized gains (losses) (0.29) (0.03) 0.01 0.16 (0.96) (0.26)
Total from investment operations ........ (0.12) 0.30 0.32 0.47 (0.70) (0.03)
Less distributions from:
Net investment income .............. (0.17) (0.32) (0.31) (0.31) (0.26) (0.23)
Net asset value, end of period .......... $9.61 $9.90 $9.92 $9.91 $9.75 $10.71
Total return
d
....................... (1.25)% 3.17% 3.30% 4.89% (6.56)% (0.30)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.92% 0.92% 0.90% 0.90% 0.89% 0.87%
Expenses net of waiver and payments by
affiliates .......................... 0.90% 0.90% 0.90%
f,g
0.90%
f
0.89%
f
0.87%
f
Net investment income ............... 3.40% 3.41% 3.15% 3.17% 2.62% 2.10%
Supplemental data
Net assets, end of period (000’s) ........ $80,099 $88,412 $96,495 $87,309 $80,313 $90,950
Portfolio turnover rate ................ 1.95% 20.14% 8.30% 12.33% 37.44% 15.00%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.90 $9.92 $9.91 $9.75 $10.71 $10.97
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.34 0.33 0.32 0.27 0.25
Net realized and unrealized gains (losses) (0.29) (0.02) 0.01 0.16 (0.96) (0.26)
Total from investment operations ........ (0.12) 0.32 0.34 0.48 (0.69) (0.01)
Less distributions from:
Net investment income .............. (0.17) (0.34) (0.33) (0.32) (0.27) (0.25)
Net asset value, end of period .......... $9.61 $9.90 $9.92 $9.91 $9.75 $10.71
Total return
d
....................... (1.17)% 3.32% 3.46% 5.05% (6.42)% (0.15)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.77% 0.77% 0.75% 0.75% 0.74% 0.72%
Expenses net of waiver and payments by
affiliates .......................... 0.75% 0.75% 0.75%
f,g
0.75%
f
0.74%
f
0.72%
f
Net investment income ............... 3.55% 3.56% 3.30% 3.30% 2.76% 2.25%
Supplemental data
Net assets, end of period (000’s) ........ $106,336 $114,971 $135,301 $147,337 $162,447 $214,264
Portfolio turnover rate ................ 1.95% 20.14% 8.30% 12.33% 37.44% 15.00%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.10 $10.13 $10.12 $9.95 $10.94 $11.20
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.29 0.27 0.27 0.22 0.19
Net realized and unrealized gains (losses) (0.29) (0.04) 0.01 0.17 (0.99) (0.26)
Total from investment operations ........ (0.14) 0.25 0.28 0.44 (0.77) (0.07)
Less distributions from:
Net investment income .............. (0.15) (0.28) (0.27) (0.27) (0.22) (0.19)
Net asset value, end of period .......... $9.81 $10.10 $10.13 $10.12 $9.95 $10.94
Total return
d
....................... (1.42)% 2.58% 2.81% 4.47% (7.08)% (0.70)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.30% 1.31% 1.29% 1.29% 1.28% 1.26%
Expenses net of waiver and payments by
affiliates .......................... 1.29% 1.29% 1.29%
f,g
1.29%
f
1.28%
f
1.26%
f
Net investment income ............... 2.92% 2.93% 2.68% 2.67% 2.15% 1.65%
Supplemental data
Net assets, end of period (000’s) ........ $6,912 $7,882 $9,278 $13,708 $17,531 $24,227
Portfolio turnover rate ................ 1.95% 20.14% 8.30% 12.33% 37.44% 15.00%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.92 $9.94 $9.93 $9.77 $10.73 $10.99
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.36 0.34 0.34 0.29 0.26
Net realized and unrealized gains (losses) (0.29) (0.03) 0.01 0.16 (0.96) (0.25)
Total from investment operations ........ (0.11) 0.33 0.35 0.50 (0.67) 0.01
Less distributions from:
Net investment income .............. (0.18) (0.35) (0.34) (0.34) (0.29) (0.27)
Net asset value, end of period .......... $9.63 $9.92 $9.94 $9.93 $9.77 $10.73
Total return
d
....................... (1.10)% 3.47% 3.60% 5.19% (6.27)% (—)%
e
Ratios to average net assets
f
Expenses ......................... 0.60% 0.60% 0.61%
g,h
0.60%
h
0.60%
h
0.57%
g,h
Net investment income ............... 3.70% 3.70% 3.45% 3.46% 2.91% 2.39%
Supplemental data
Net assets, end of period (000’s) ........ $30,084 $27,537 $16,411 $10,818 $11,709 $13,771
Portfolio turnover rate ................ 1.95% 20.14% 8.30% 12.33% 37.44% 15.00%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Rounds to less than 0.01%.
f
Ratios are annualized for periods less than one year.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.91 $9.93 $9.92 $9.76 $10.73 $10.98
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.35 0.34 0.33 0.28 0.26
Net realized and unrealized gains (losses) (0.29) (0.02) 0.01 0.16 (0.97) (0.25)
Total from investment operations ........ (0.11) 0.33 0.35 0.49 (0.69) 0.01
Less distributions from:
Net investment income .............. (0.18) (0.35) (0.34) (0.33) (0.28) (0.26)
Net asset value, end of period .......... $9.62 $9.91 $9.93 $9.92 $9.76 $10.73
Total return
d
....................... (1.12)% 3.42% 3.56% 5.14% (6.41)% 0.04%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.67% 0.67% 0.65% 0.65% 0.64% 0.62%
Expenses net of waiver and payments by
affiliates .......................... 0.65% 0.65% 0.65%
f
0.65%
f
0.64%
f
0.62%
f
Net investment income ............... 3.65% 3.65% 3.40% 3.40% 2.87% 2.35%
Supplemental data
Net assets, end of period (000’s) ........ $83,462 $78,681 $77,427 $48,094 $45,667 $55,284
Portfolio turnover rate ................ 1.95% 20.14% 8.30% 12.33% 37.44% 15.00%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2026
Franklin Maryland Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.4%
Florida 0.7%
a ,b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 6.56%, 3/01/29 ........................................... $ 2,650,000 $ 2,261,001
Georgia 0.2%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 205,000 209,819
b
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.7%, 12/01/45 ................... 945,000 469,181
679,000
Maryland 87.7%
City of Baltimore , Harbor Point Special Taxing District , Revenue , 2016 , Refunding ,
5.125% , 6/01/43 ................................................... 3,000,000 3,000,482
City of Gaithersburg , Asbury Maryland Obligated Group , Revenue , 2022 , 4.5% , 1/01/42 1,500,000 1,440,704
c
County of Anne Arundel , Glenview Housing LP , Revenue , 2009 , Mandatory Put , 5% ,
1/01/27 ......................................................... 1,690,000 1,692,799
County of Frederick ,
GO , 2025 A , 4% , 4/01/43 ............................................ 5,000,000 4,820,942
a
Urbana Community Development Authority , Special Tax, Sub. Lien , 144A, 2020 C ,
4% , 7/01/50 .................................................... 3,785,000 3,260,247
County of Harford ,
GO , 2025 , 4% , 10/01/41 ............................................. 1,610,000 1,562,177
Beechtree Estates Development District , Tax Allocation , 2021 , Refunding , 4% ,
7/01/31 ........................................................ 150,000 152,658
Beechtree Estates Development District , Tax Allocation , 2021 , Refunding , 4% ,
7/01/36 ........................................................ 750,000 741,939
Beechtree Estates Development District , Tax Allocation , 2021 , Refunding , 4% ,
7/01/40 ........................................................ 675,000 640,629
County of Howard , Annapolis Junction Town Center Development District , Tax
Allocation , 2024 , Refunding , 5% , 2/15/44 ................................ 665,000 678,682
Howard County Housing Commission ,
Revenue , 2013 , 5% , 10/01/28 ........................................ 9,980,000 10,101,935
Revenue , 2016 , 4% , 6/01/46 ......................................... 2,000,000 1,802,214
Revenue , 2017 , 5% , 12/01/46 ........................................ 5,000,000 5,016,092
Maryland Community Development Administration ,
Housing , Revenue , 2019 D , 3% , 7/01/39 ................................ 1,500,000 1,293,781
Housing , Revenue , 2019 D , 3.2% , 7/01/44 ............................... 1,000,000 814,603
Maryland Community Development Administration Local Government Infrastructure ,
Revenue , 2017 A-1 , 4% , 6/01/47 ...................................... 2,300,000 2,092,699
Revenue , 2018 A-1 , 5% , 6/01/48 ...................................... 1,310,000 1,317,133
Revenue, Senior Lien , 2019 B-1 , 4% , 6/01/49 ............................. 3,000,000 2,671,177
St. Mary's County Metropolitan Commission , Revenue , 2026 A-1 , 5% , 6/01/51 .... 1,600,000 1,625,949
Maryland Department of Housing & Community Development , Revenue , 2025 C , 5.1% ,
7/01/50 ......................................................... 3,300,000 3,314,540
Maryland Economic Development Corp. ,
Annapolis Parking System , Revenue, Senior Lien , 2022 A , 5.25% , 12/31/47 ...... 5,000,000 5,112,058
City of Baltimore , Revenue , 2024 , 5% , 7/01/49 ............................ 5,120,000 5,053,544
Frostburg State University Project , Revenue, Senior Lien , 2013 , Refunding , 5% ,
10/01/33 ....................................................... 5,000,000 5,000,859
Morgan State University Student Housing , Revenue , 2020 , 4% , 7/01/40 ......... 1,000,000 920,904
Morgan State University Student Housing , Revenue , 2020 , 5% , 7/01/50 ......... 1,250,000 1,211,206
Morgan State University Student Housing , Revenue , 2022 A , 6% , 7/01/58 ....... 4,620,000 4,843,435
Morgan State University Student Housing , Revenue , 2026 A , AG Insured , 5% ,
7/01/40 ........................................................ 340,000 355,626
Morgan State University Student Housing , Revenue , 2026 A , AG Insured , 5% ,
7/01/41 ........................................................ 375,000 389,477
Ports America Chesapeake LLC , Revenue , 2019 A , Pre-Refunded , 5% , 6/01/49 ... 3,500,000 3,503,618
PRG-Towson Place Properties LLC , Revenue, Senior Lien , 2024 A-1 , Refunding , 5% ,
6/01/38 ........................................................ 1,000,000 1,022,361

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Maryland Economic Development Corp., (continued)
Purple Line Transit Partners LLC , Revenue , 2022 B , 5.25% , 6/30/47 ........... $ 5,000,000 $ 5,013,721
Purple Line Transit Partners LLC , Revenue , 2022 B , 5.25% , 6/30/55 ........... 5,000,000 4,899,104
University of Maryland College Park , Revenue , 2016 , Refunding , AG Insured , 5% ,
6/01/43 ........................................................ 3,305,000 3,306,047
University of Maryland Leonardtown Project , Revenue , 2024 , AG Insured , 5% ,
7/01/54 ........................................................ 7,000,000 6,941,094
University Park Phase I & II at Salisbury University , Revenue , 2013 , Refunding , 5% ,
6/01/34 ........................................................ 2,040,000 2,040,153
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group , Revenue , 2016 A , 5.5% , 1/01/46 ......... 9,750,000 9,772,076
Adventist Healthcare Obligated Group , Revenue , 2020 , Refunding , 4% , 1/01/38 ... 865,000 815,789
Adventist Healthcare Obligated Group , Revenue , 2021 B , BAM Insured , 4% , 1/01/51 2,000,000 1,735,675
d
Adventist Healthcare Obligated Group , Revenue , 2026 , Refunding , 5.25% , 1/01/44 5,000,000 5,181,573
Charlestown Community, Inc. , Revenue , 2016 A , Refunding , 5% , 1/01/45 ........ 4,170,000 4,170,545
Frederick Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% , 7/01/50 .. 1,715,000 1,433,766
Frederick Health, Inc. Obligated Group , Revenue , 2023 , Refunding , 5.25% , 7/01/53 3,500,000 3,501,284
Greater Baltimore Medical Center Obligated Group , Revenue , 2021 A , 4% , 7/01/37 1,750,000 1,667,262
Johns Hopkins Medical Institutions Parking System , Revenue , 2001 , AMBAC
Insured , 5% , 7/01/27 .............................................. 175,000 176,449
Johns Hopkins Medical Institutions Parking System , Revenue , 2004 , AMBAC
Insured , 5% , 7/01/34 .............................................. 5,000,000 5,040,436
LifeBridge Health Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/47 ..... 4,000,000 4,000,700
LifeBridge Health Obligated Group , Revenue , 2024 , 5.25% , 7/01/54 ............ 1,000,000 1,024,832
Loyola University Maryland, Inc. , Revenue , 2019 A , Refunding , 5% , 10/01/49 ..... 2,000,000 2,002,744
Loyola University Maryland, Inc. , Revenue , 2025 , Refunding , 5% , 10/01/54 ...... 5,000,000 4,964,537
Luminis Health Obligated Group , Revenue , 2026 A , Refunding , 5% , 7/01/43 ...... 1,750,000 1,813,689
d
Luminis Health Obligated Group , Revenue , 2027 A , Refunding , 5% , 7/01/36 ...... 1,050,000 1,114,225
Maryland Institute College of Art , Revenue , 2016 , Refunding , 4% , 6/01/42 ....... 5,325,000 4,354,714
Maryland Institute College of Art , Revenue , 2024 , Refunding , 5.5% , 6/01/47 ...... 1,250,000 1,198,661
MedStar Health Obligated Group , Revenue , 1997 , AMBAC Insured , ETM, 5% ,
7/01/27 ........................................................ 1,595,000 1,626,120
MedStar Health Obligated Group , Revenue , 2017 A , 5% , 5/15/45 .............. 5,000,000 5,014,247
MedStar Health Obligated Group , Revenue , 2026 A , Refunding , 5.25% , 8/15/51 ... 2,000,000 2,058,935
Meritus Medical Center Obligated Group , Revenue , 2025 , Refunding , 5.25% , 7/01/50 6,000,000 6,117,737
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 5% , 6/01/28 .......... 630,000 645,366
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 5% , 6/01/30 .......... 1,225,000 1,279,125
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 5% , 6/01/32 .......... 800,000 835,062
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/34 .......... 350,000 344,489
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/36 .......... 1,125,000 1,083,162
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/40 .......... 1,850,000 1,690,249
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/46 .......... 1,000,000 868,956
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/55 .......... 3,250,000 2,626,468
TidalHealth Obligated Group , Revenue , 2025 C , Refunding , AG Insured , 5.5% ,
7/01/55 ........................................................ 5,000,000 5,195,871
University of Maryland Medical System Obligated Group , Revenue , 2017 B ,
Refunding , 5% , 7/01/39 ............................................ 10,000,000 10,072,618
University of Maryland Medical System Obligated Group , Revenue , 2017 D , 4% ,
7/01/48 ........................................................ 5,000,000 4,365,574
University of Maryland Medical System Obligated Group , Revenue , 2025 A ,
Refunding , 5.25% , 7/01/52 ......................................... 3,000,000 3,045,960
Maryland Industrial Development Financing Authority ,
McDonogh School, Inc. , Revenue , 2019 , Refunding , 4% , 9/01/43 .............. 1,100,000 1,030,893
McDonogh School, Inc. , Revenue , 2019 , Refunding , 4% , 9/01/48 .............. 610,000 540,492
Maryland Stadium Authority ,
Baltimore City Public School Construction Financing Fund , Revenue , 2020 A , AG
Insured , 5% , 5/01/50 .............................................. 11,225,000 11,493,643

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Maryland Stadium Authority, (continued)
State of Maryland Built to Learn , Revenue , 2021 , 4% , 6/01/35 ................ $ 1,590,000 $ 1,616,847
State of Maryland Built to Learn , Revenue , 2024 , 4% , 6/01/49 ................ 2,445,000 2,214,790
State of Maryland Built to Learn , Revenue , 2024 , 5% , 6/01/54 ................ 3,525,000 3,545,838
Montgomery County Housing Opportunities Commission , Revenue , 2023 C , 5.125% ,
1/01/53 ......................................................... 915,000 923,389
State of Maryland , GO , 2022 A , 5% , 6/01/37 ............................... 8,000,000 8,585,960
State of Maryland Department of Transportation ,
Maryland Aviation Administration , Revenue , 2021 B , 4% , 8/01/51 .............. 3,500,000 2,973,854
Maryland Aviation Administration , Revenue , 2024 A , AG Insured , 5% , 8/01/39 ..... 2,150,000 2,245,704
Maryland Aviation Administration , Revenue , 2024 A , AG Insured , 5.25% , 8/01/54 .. 5,050,000 5,129,436
Town of Chestertown ,
Washington College , Revenue , 2021 A , Refunding , 4% , 3/01/34 ............... 3,420,000 3,195,782
Washington College , Revenue , 2021 A , Refunding , 4% , 3/01/36 ............... 2,700,000 2,441,430
Washington College , Revenue , 2021 A , Refunding , 4% , 3/01/37 ............... 3,095,000 2,747,444
University System of Maryland ,
Revenue , 2017 A , 4% , 4/01/37 ........................................ 2,180,000 2,068,660
Revenue , 2021 A , Refunding , 4% , 4/01/51 ............................... 5,260,000 4,737,905
Washington Suburban Sanitary Commission ,
Revenue , 2023 , 4% , 6/01/49 ......................................... 9,500,000 8,768,415
Revenue , 2025 , 4% , 6/01/49 ......................................... 5,000,000 4,614,956
Revenue, Second Series , 2016 , 4% , 6/01/43 ............................. 2,000,000 1,911,709
269,280,632
New Jersey 0.8%
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2022
BB , 4% , 6/15/39 ................................................... 2,500,000 2,395,284
Texas 0.5%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 550,000 505,996
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,300,000 977,939
1,483,935
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 700,000 598,993
Wisconsin 1.4%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 965,000 986,913
a
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 800,000 651,815
b
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 4,295,000 2,139,308
a
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 500,000 494,845
4,272,881
U.S. Territories 6.9%
District of Columbia 4.4%
Washington Metropolitan Area Transit Authority ,
Dedicated , Revenue , 2020 A , 5% , 7/15/45 ............................... 2,500,000 2,544,159
Dedicated , Revenue , 2021 A , 5% , 7/15/46 ............................... 3,000,000 3,061,280
Dedicated , Revenue , 2023 A , 4.125% , 7/15/47 ............................ 2,500,000 2,356,055
Dedicated , Revenue, Second Lien , 2023 A , 5% , 7/15/48 ..................... 1,100,000 1,118,560
Dedicated , Revenue, Second Lien , 2024 A , 5% , 7/15/49 ..................... 1,250,000 1,270,559
Dedicated , Revenue, Second Lien , 2025 A , 5% , 7/15/60 ..................... 3,000,000 3,018,769
13,369,382

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico 2.5%
Municipality of San Juan Puerto Rico ,
GO , 2026 A , 5.25% , 7/01/43 .......................................... $ 250,000 $ 260,450
GO , 2026 A , 5% , 7/01/51 ............................................ 150,000 151,687
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 2,000,000 2,011,679
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 3,600,000 3,406,620
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 1,900,000 1,843,922
7,674,358
Total U.S. Territories .................................................................... 21,043,740
Total Municipal Bonds (Cost $ 312,688,430 ) .....................................
302,015,466
a a a a
Short Term Investments 2.7%
Municipal Bonds 2.7%
Maryland 2.7%
e
County of Montgomery , GO , 2017 E , SPA US Bank NA , Daily VRDN and Put , 2.95% ,
11/01/37 ........................................................ 5,200,000 5,200,000
e
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2025 C-1 , LOC Truist Bank , Daily VRDN
and Put , 3% , 7/01/55 ............................................... 3,000,000 3,000,000
8,200,000
Total Municipal Bonds (Cost $ 8,200,000 ) .......................................
8,200,000
Total Short Term Investments (Cost $ 8,200,000 ) .................................
8,200,000
a
Total Investments (Cost $ 320,888,430 ) 101.1% ..................................
$310,215,466
Other Assets, less Liabilities (1.1) % ...........................................
(3,323,545)
Net Assets 100.0% ...........................................................
$306,891,921
See Abbreviations on page 347 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2026, the aggregate value of these securities was $8,244,840, representing 2.7% of net assets.
b
The rate shown represents the yield at period end.
c
The maturity date shown represents the mandatory put date.
d
Security purchased on a when-issued basis. See Note 1(b).
e
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.65 $10.59 $10.64 $10.41 $11.48 $11.84
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.31 0.29 0.27 0.23 0.22
Net realized and unrealized gains (losses) (0.32) 0.06 (0.05) 0.23 (1.07) (0.36)
Total from investment operations ........ (0.16) 0.37 0.24 0.50 (0.84) (0.14)
Less distributions from:
Net investment income .............. (0.16) (0.31) (0.29) (0.27) (0.23) (0.22)
Net asset value, end of period .......... $10.33 $10.65 $10.59 $10.64 $10.41 $11.48
Total return
d
....................... (1.48)% 3.61% 2.32% 4.88% (7.32)% (1.24)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.93% 0.94% 0.93% 0.89% 0.89% 0.88%
Expenses net of waiver and payments by
affiliates .......................... 0.90% 0.90% 0.90%
f
0.89%
f
0.89%
f
0.88%
f
Net investment income ............... 3.10% 3.02% 2.75% 2.60% 2.20% 1.83%
Supplemental data
Net assets , end of period (000’s) ........ $43,968 $44,624 $44,060 $49,501 $54,360 $64,555
Portfolio turnover rate ................ 4.01% 21.12% 25.42% 10.76% 11.16% 21.84%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.64 $10.58 $10.63 $10.41 $11.47 $11.83
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.33 0.31 0.29 0.25 0.24
Net realized and unrealized gains (losses) (0.32) 0.06 (0.05) 0.22 (1.06) (0.36)
Total from investment operations ........ (0.15) 0.39 0.26 0.51 (0.81) (0.12)
Less distributions from:
Net investment income .............. (0.17) (0.33) (0.31) (0.29) (0.25) (0.24)
Net asset value, end of period .......... $10.32 $10.64 $10.58 $10.63 $10.41 $11.47
Total return
d
....................... (1.41)% 3.77% 2.47% 4.94% (7.10)% (1.09)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.78% 0.78% 0.78% 0.74% 0.74% 0.73%
Expenses net of waiver and payments by
affiliates .......................... 0.75% 0.75% 0.75%
f
0.74%
f
0.74%
f
0.73%
f
Net investment income ............... 3.25% 3.17% 2.90% 2.74% 2.35% 2.00%
Supplemental data
Net assets , end of period (000’s) ........ $104,345 $113,896 $128,711 $146,609 $166,958 $218,895
Portfolio turnover rate ................ 4.01% 21.12% 25.42% 10.76% 11.16% 21.84%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.77 $10.71 $10.76 $10.53 $11.62 $11.98
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.27 0.25 0.23 0.19 0.17
Net realized and unrealized gains (losses) (0.32) 0.06 (0.05) 0.23 (1.09) (0.36)
Total from investment operations ........ (0.18) 0.33 0.20 0.46 (0.90) (0.19)
Less distributions from:
Net investment income .............. (0.14) (0.27) (0.25) (0.23) (0.19) (0.17)
Net asset value, end of period .......... $10.45 $10.77 $10.71 $10.76 $10.53 $11.62
Total return
d
....................... (1.66)% 3.15% 1.87% 4.41% (7.78)% (1.54)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.32% 1.32% 1.32% 1.28% 1.28% 1.27%
Expenses net of waiver and payments by
affiliates .......................... 1.29% 1.29% 1.29%
f
1.28%
f
1.28%
f
1.27%
f
Net investment income ............... 2.65% 2.57% 2.31% 2.14% 1.76% 1.44%
Supplemental data
Net assets , end of period (000’s) ........ $3,250 $3,594 $5,392 $7,725 $11,612 $17,988
Portfolio turnover rate ................ 4.01% 21.12% 25.42% 10.76% 11.16% 21.84%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.65 $10.59 $10.64 $10.42 $11.48 $11.84
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.34 0.32 0.30 0.26 0.25
Net realized and unrealized gains (losses) (0.32) 0.06 (0.05) 0.22 (1.06) (0.35)
Total from investment operations ........ (0.14) 0.40 0.27 0.52 (0.80) (0.10)
Less distributions from:
Net investment income .............. (0.18) (0.34) (0.32) (0.30) (0.26) (0.26)
Net asset value, end of period .......... $10.33 $10.65 $10.59 $10.64 $10.42 $11.48
Total return
d
....................... (1.33)% 3.92% 2.60% 5.09% (6.96)% (0.86)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.60% 0.60% 0.63% 0.59% 0.61% 0.59%
Expenses net of waiver and payments by
affiliates .......................... 0.60% 0.60% 0.62%
f
0.59%
f
0.60%
f
0.58%
f
Net investment income ............... 3.40% 3.33% 3.02% 2.87% 2.49% 2.13%
Supplemental data
Net assets , end of period (000’s) ........ $33,885 $31,199 $14,056 $18,635 $23,528 $20,888
Portfolio turnover rate ................ 4.01% 21.12% 25.42% 10.76% 11.16% 21.84%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.64 $10.58 $10.63 $10.41 $11.47 $11.83
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.34 0.32 0.30 0.26 0.25
Net realized and unrealized gains (losses) (0.32) 0.06 (0.05) 0.22 (1.06) (0.36)
Total from investment operations ........ (0.14) 0.40 0.27 0.52 (0.80) (0.11)
Less distributions from:
Net investment income .............. (0.18) (0.34) (0.32) (0.30) (0.26) (0.25)
Net asset value, end of period .......... $10.32 $10.64 $10.58 $10.63 $10.41 $11.47
Total return
d
....................... (1.36)% 3.87% 2.57% 5.05% (7.01)% (0.99)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.68% 0.69% 0.68% 0.64% 0.64% 0.63%
Expenses net of waiver and payments by
affiliates .......................... 0.65% 0.65% 0.65%
f
0.64%
f
0.64%
f
0.63%
f
Net investment income ............... 3.35% 3.27% 3.00% 2.84% 2.45% 2.10%
Supplemental data
Net assets , end of period (000’s) ........ $145,282 $146,137 $134,572 $84,294 $107,830 $109,947
Portfolio turnover rate ................ 4.01% 21.12% 25.42% 10.76% 11.16% 21.84%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2026
Franklin Massachusetts Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Residential REITs 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 900,000 $ 918,781
Total Corporate Bonds (Cost $ 900,000 ) ........................................
918,781
Municipal Bonds 94.2%
California 0.3%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 1,200,000 998,624
Florida 0.9%
b
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 750,000 512,039
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 6.56%, 3/01/29 ........................................... 2,800,000 2,388,982
2,901,021
Georgia 0.2%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 125,000 127,938
c
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.7%, 12/01/45 ................... 1,115,000 553,584
681,522
Massachusetts 88.6%
City of Boston ,
GO , 2026 A , 5% , 6/01/45 ............................................ 1,000,000 1,065,835
GO , 2026 A , 5% , 6/01/46 ............................................ 1,000,000 1,059,601
City of Worcester , GO , 2020 A , 3% , 2/01/42 ................................ 1,685,000 1,345,156
Commonwealth of Massachusetts ,
GO , 2017 F , 5% , 11/01/46 ........................................... 5,000,000 5,046,709
GO , 2022 E , 5% , 11/01/49 ........................................... 3,000,000 3,069,054
GO , 2024 A , 5% , 1/01/49 ............................................ 10,000,000 10,248,278
GO , 2025 C , 5% , 6/01/53 ............................................ 3,500,000 3,568,775
GO , A , 5.25% , 4/01/42 .............................................. 5,000,000 5,037,612
Revenue , 2005 , AG, NATL Insured , ETM, 5.5% , 1/01/34 ..................... 11,900,000 13,351,179
Transportation Fund , Revenue , 2016 B , 4% , 6/01/45 ....................... 5,000,000 4,667,017
Transportation Fund , Revenue , 2017 A , Refunding , 5% , 6/01/43 ............... 4,805,000 4,860,728
Transportation Fund , Revenue , 2018 A , 5% , 6/01/48 ....................... 15,000,000 15,131,862
Transportation Fund , Revenue , 2023 A , 5% , 6/01/53 ....................... 5,000,000 5,090,692
Massachusetts Bay Transportation Authority ,
Sales Tax , Revenue , 2025 B , 5.25% , 7/01/55 ............................. 5,000,000 5,189,962
Sales Tax , Revenue , 2026 A , Refunding , 5% , 7/01/56 ....................... 5,000,000 5,088,574
Sales Tax , Revenue , A-1 , Refunding , 5.25% , 7/01/30 ....................... 4,000,000 4,365,206
Sales Tax , Revenue, Senior Lien , 2024 A , Refunding , 5% , 7/01/48 ............. 3,395,000 3,499,474
Massachusetts Development Finance Agency ,
Bentley University , Revenue , 2025 , 5% , 7/01/55 ........................... 2,375,000 2,378,843
Beth Israel Lahey Health Obligated Group , Revenue , 2018 J-2 , 5% , 7/01/30 ...... 3,270,000 3,374,475
Beth Israel Lahey Health Obligated Group , Revenue , 2023 M , 5% , 7/01/34 ....... 3,375,000 3,680,590
Beth Israel Lahey Health Obligated Group , Revenue , N , Refunding , 5.25% , 7/01/45 8,830,000 9,365,002
Boston Medical Center Corp. Obligated Group , Revenue , 2023 G , Refunding , 5.25% ,
7/01/48 ........................................................ 4,335,000 4,236,635
Boston Medical Center Corp. Obligated Group , Revenue , 2023 G , Refunding , 5.25% ,
7/01/52 ........................................................ 1,270,000 1,233,458
Brandeis University , Revenue , 2019 S-1 , Refunding , 5% , 10/01/39 ............. 2,660,000 2,714,779
Broad Institute, Inc. (The) , Revenue , 2017 , Refunding , 4% , 4/01/41 ............ 5,000,000 4,701,590
Dana-Farber Cancer Institute Obligated Group , Revenue , 2026 Q , Refunding , 5% ,
12/01/46 ....................................................... 4,500,000 4,652,082
Dana-Farber Cancer Institute Obligated Group , Revenue , 2026 Q , Refunding , 5.5% ,
12/01/56 ....................................................... 1,000,000 1,039,590

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Development Finance Agency, (continued)
Emerson College , Revenue , 2025 , Refunding , 5.25% , 1/01/45 ................ $ 1,200,000 $ 1,209,539
Emmanuel College , Revenue , 2016 A , Refunding , 5% , 10/01/43 ............... 1,500,000 1,428,055
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2021 C , 4% ,
11/01/46 ....................................................... 1,250,000 1,132,734
Franklin W Olin College of Engineering, Inc. , Revenue , 2013 E , 4% , 11/01/43 ..... 160,000 145,559
Lasell Village, Inc. , Revenue , 2025 , Refunding , 5.25% , 7/01/50 ............... 1,250,000 1,262,950
Lasell Village, Inc. , Revenue , 2025 , Refunding , 5.25% , 7/01/55 ............... 1,500,000 1,504,495
Lifespan Corp. Obligated Group , Revenue , 2025 A , 5.5% , 8/15/50 ............. 6,000,000 6,232,394
Loomis Obligated Group , Revenue , 2021 , 4% , 1/01/41 ...................... 435,000 405,439
Loomis Obligated Group , Revenue , 2021 , 4% , 1/01/51 ...................... 300,000 255,808
b
Loomis Obligated Group , Revenue , 144A, 2022 , Refunding , 4% , 1/01/41 ........ 485,000 452,041
b
Loomis Obligated Group , Revenue , 144A, 2022 , Refunding , 4% , 1/01/51 ........ 520,000 443,401
Mass General Brigham, Inc. , Revenue , 2017 S-1 , Refunding , 4% , 7/01/41 ....... 4,000,000 3,780,751
Mass General Brigham, Inc. , Revenue , 2024 D , Refunding , 5% , 7/01/54 ......... 1,500,000 1,524,391
Mass General Brigham, Inc. , Revenue , 2026 F , 5% , 7/01/46 .................. 1,000,000 1,035,678
Merrimack College , Revenue , 2021 B , 4% , 7/01/50 ........................ 3,650,000 2,858,829
Merrimack College , Revenue , 2022 , 5% , 7/01/52 .......................... 1,000,000 918,695
b
National Senior Communities, Inc. Obligated Group , Revenue , 144A, 2018 , 5% ,
11/15/38 ....................................................... 3,000,000 3,044,093
b
National Senior Communities, Inc. Obligated Group , Revenue , 144A, 2018 , 5.125% ,
11/15/46 ....................................................... 5,000,000 5,027,414
Northeastern University , Revenue , 2022 , Refunding , 5% , 10/01/44 ............. 2,375,000 2,466,812
President & Trustees of Williams College , Revenue , 2017 S , 4% , 7/01/46 ........ 3,000,000 2,776,859
President and Fellows of Harvard College , Revenue , 2024 B , 5% , 2/15/34 ....... 3,000,000 3,366,812
d
President and Fellows of Harvard College , Revenue , 2025 A-2 , Mandatory Put , 5% ,
11/15/35 ....................................................... 3,000,000 3,353,175
President and Fellows of Harvard College , Revenue , 2026 A , Refunding , 4% , 2/15/36 500,000 523,613
PRG Medford Properties, Inc. , Revenue , 2025 , 5.25% , 6/01/55 ............... 1,000,000 1,014,762
Provident Commonwealth Education Resources, Inc. , Revenue , 2016 , 5% , 10/01/41 1,000,000 1,000,097
Seven Hills Foundation Obligated Group , Revenue , 2021 , Refunding , 4% , 9/01/39 . 750,000 708,387
Seven Hills Foundation Obligated Group , Revenue , 2021 , Refunding , 4% , 9/01/41 . 500,000 460,144
Seven Hills Foundation Obligated Group , Revenue , 2021 , Refunding , 4% , 9/01/48 . 1,750,000 1,485,222
Seven Hills Foundation Obligated Group , Revenue , 2025 , Refunding , 6% , 9/01/50 . 250,000 266,843
Seven Hills Foundation Obligated Group , Revenue , 2025 , Refunding , 6% , 9/01/55 . 500,000 529,634
Simmons University , Revenue , 2023 N , Refunding , 5% , 10/01/43 .............. 1,750,000 1,510,735
Southcoast Health System Obligated Group , Revenue , 2021 G , Refunding , 4% ,
7/01/46 ........................................................ 3,000,000 2,568,857
Southcoast Health System Obligated Group , Revenue , 2021 G , Refunding , 5% ,
7/01/50 ........................................................ 4,040,000 3,914,617
Springfield College , Revenue , 2021 B , Refunding , 4% , 6/01/50 ................ 1,195,000 902,033
Suffolk University , Revenue , 2021 , 4% , 7/01/46 ........................... 2,000,000 1,681,789
Suffolk University , Revenue , 2021 , AG Insured , 4% , 7/01/51 .................. 5,000,000 4,224,525
d
Trustees of Amherst College , Revenue , 2025 A , Mandatory Put , 5% , 11/01/35 .... 1,250,000 1,405,057
Trustees of Boston College , Revenue , 2017 T , Refunding , 5% , 7/01/42 .......... 3,750,000 3,770,464
Trustees of Boston College , Revenue , 2025 W , Refunding , 5% , 7/01/55 ......... 3,000,000 3,051,709
Trustees of Boston University , Revenue , 2025 B-2 , Refunding , 5% , 10/01/48 ..... 5,000,000 5,164,605
d
Trustees of Boston University , Revenue , 2026 A-2 , Mandatory Put , 5% , 10/01/33 .. 500,000 550,912
Trustees of Boston University , Revenue , BB-1 , 4% , 10/01/46 ................. 5,000,000 5,005,429
UMass Memorial Health Care Obligated Group , Revenue , 2025 N-1 , Refunding ,
5.25% , 7/01/50 .................................................. 6,500,000 6,545,759
Wellesley College , Revenue , 2018 L , Refunding , 4% , 7/01/44 ................. 4,000,000 3,721,375
WGBH Educational Foundation , Revenue , 2002 A , AMBAC Insured , 5.75% , 1/01/42 5,100,000 5,724,744
Wheaton College , Revenue , 2021 I , 5% , 1/01/53 .......................... 3,000,000 2,699,317
Woods Hole Oceanographic Institution , Revenue , 2018 , Refunding , 5% , 6/01/35 .. 1,200,000 1,234,580
Woods Hole Oceanographic Institution , Revenue , 2018 , Refunding , 5% , 6/01/36 .. 1,000,000 1,026,666
Worcester Polytechnic Institute , Revenue , 2017 , Refunding , 5% , 9/01/42 ........ 1,090,000 1,098,379

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Development Finance Agency, (continued)
Worcester Polytechnic Institute , Revenue , 2026 , Refunding , 5% , 9/01/38 ........ $ 500,000 $ 542,494
Massachusetts Educational Financing Authority ,
Revenue , 2021 C , 3% , 7/01/51 ........................................ 3,000,000 1,915,002
Revenue , 2025 B , 5.5% , 7/01/55 ...................................... 1,500,000 1,445,712
Revenue, Sub. Lien , 2017 B , Refunding , 4.25% , 7/01/46 .................... 2,295,000 1,997,155
Revenue, Sub. Lien , 2023 C , 5% , 7/01/53 ............................... 3,590,000 3,338,418
Massachusetts Health & Educational Facilities Authority , Trustees of Boston College ,
Revenue , M-2 , 5.5% , 6/01/35 ......................................... 8,600,000 9,692,649
Massachusetts Housing Finance Agency ,
Revenue , 2012 F , 3.15% , 12/01/32 ..................................... 105,000 102,775
Revenue , 2012 F , 3.45% , 12/01/37 ..................................... 45,000 40,768
Revenue , 2024 A-1 , 4.95% , 12/01/64 ................................... 1,000,000 979,517
Revenue , 214 , GNMA Insured , 2.55% , 12/01/34 ........................... 1,000,000 863,296
Revenue , 214 , GNMA Insured , 2.8% , 12/01/39 ............................ 2,860,000 2,369,910
Revenue , A , 3.5% , 12/01/31 .......................................... 5,805,000 5,805,397
Massachusetts Port Authority ,
Revenue , 2019 A , Refunding , 5% , 7/01/39 ............................... 610,000 623,073
Revenue , 2019 C , 5% , 7/01/33 ........................................ 4,430,000 4,612,126
Revenue , 2019 C , 5% , 7/01/44 ........................................ 1,205,000 1,218,956
Revenue , 2021 B , Refunding , 5% , 7/01/39 ............................... 1,175,000 1,214,742
Bosfuel Corp. , Revenue , 2019 A , Refunding , 5% , 7/01/35 .................... 835,000 861,653
Bosfuel Corp. , Revenue , 2019 A , Refunding , 5% , 7/01/36 .................... 800,000 823,054
Massachusetts School Building Authority , Revenue , 2025 B , Refunding , 5% , 2/15/38 . 500,000 549,613
Massachusetts Transportation Trust Fund , Metropolitan Highway System , Revenue ,
2019 B-1 , Refunding , 5% , 1/01/37 ..................................... 1,015,000 1,051,202
Massachusetts Water Resources Authority ,
Revenue , 2018 B , 5% , 8/01/43 ........................................ 2,525,000 2,562,479
Revenue , 2024 B , 5% , 8/01/49 ........................................ 4,000,000 4,114,014
Revenue , B , Refunding , AG Insured , 5.25% , 8/01/28 ....................... 5,490,000 5,772,557
University of Massachusetts Building Authority , Revenue, Senior Lien , 2017-1 , 5.25% ,
11/01/42 ........................................................ 5,000,000 5,075,705
293,051,203
New Jersey 0.3%
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2018
A , Refunding , 5% , 12/15/32 .......................................... 1,000,000 1,039,119
South Carolina 0.2%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 869,130
Texas 0.3%
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,400,000 1,053,166
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 800,000 684,563
Wisconsin 1.7%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 580,000 593,170
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 800,000 651,815
c
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 5,060,000 2,520,349
b,c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 1,200,000 765,850
b
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,000,000 989,690
5,520,874

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 347 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 1.5%
Guam 0.2%
Antonio B Won Pat International Airport Authority , Revenue , 2024 A , 5.25% , 10/01/39
$ 600,000 $ 623,537
Puerto Rico 1.3%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/31 .. 440,000 461,489
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/39 .. 200,000 178,796
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
3,660,000 3,551,975
4,192,260
Total U.S. Territories .................................................................... 4,815,797
Total Municipal Bonds (Cost $ 321,753,945 ) .....................................
311,615,019
Total Long Term Investments (Cost $ 322,653,945 ) ...............................
312,533,800
a
a a a a
Short Term Investments 3.2%
Municipal Bonds 3.2%
Massachusetts 3.2%
e
Massachusetts Development Finance Agency , Children's Hospital Corp. Obligated
Group (The) , Revenue , 2024 U-1 , Refunding , LOC TD Bank NA , Daily VRDN and
Put , 2.9% , 3/01/48 ................................................. 4,000,000 4,000,000
e
Massachusetts Health & Educational Facilities Authority , Massachusetts Institute of
Technology , Revenue , 2001 J-2 , Daily VRDN and Put , 2.45% , 7/01/31 .......... 6,600,000 6,600,000
10,600,000
Total Municipal Bonds (Cost $ 10,600,000 ) ......................................
10,600,000
Total Short Term Investments (Cost $ 10,600,000 ) ................................
10,600,000
a
Total Investments (Cost $ 333,253,945 ) 97.7% ...................................
$323,133,800
Other Assets, less Liabilities 2.3% .............................................
7,596,813
Net Assets 100.0% ...........................................................
$330,730,613
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2026, the aggregate value of these securities was $16,882,184, representing 5.1% of net assets.
c
The rate shown represents the yield at period end.
d
The maturity date shown represents the mandatory put date.
e
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.58 $10.52 $10.53 $10.30 $11.43 $11.84
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.34 0.31 0.31 0.29 0.26
Net realized and unrealized gains (losses) (0.29) 0.05 (0.01) 0.23 (1.14) (0.41)
Total from investment operations ........ (0.12) 0.39 0.30 0.54 (0.85) (0.15)
Less distributions from:
Net investment income .............. (0.17) (0.33) (0.31) (0.31) (0.28) (0.26)
Net asset value, end of period .......... $10.29 $10.58 $10.52 $10.53 $10.30 $11.43
Total return
d
....................... (1.10)% 3.80% 2.94% 5.35% (7.43)% (1.35)%
Ratios to average net assets
e
Expenses ......................... 0.84% 0.84%
f
0.83%
g
0.83%
g
0.83%
g
0.83%
g
Net investment income ............... 3.28% 3.25% 2.99% 3.05% 2.71% 2.16%
Supplemental data
Net assets , end of period (000’s) ........ $120,582 $121,156 $128,058 $125,673 $120,384 $134,390
Portfolio turnover rate ................ 6.63% 14.13% 12.42% 8.99% 27.70% 22.05%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.57 $10.51 $10.52 $10.29 $11.42 $11.82
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.35 0.33 0.33 0.30 0.28
Net realized and unrealized gains (losses) (0.30) 0.05 (0.01) 0.23 (1.13) (0.40)
Total from investment operations ........ (0.12) 0.40 0.32 0.56 (0.83) (0.12)
Less distributions from:
Net investment income .............. (0.18) (0.34) (0.33) (0.33) (0.30) (0.28)
Net asset value, end of period .......... $10.27 $10.57 $10.51 $10.52 $10.29 $11.42
Total return
d
....................... (1.12)% 3.96% 3.10% 5.52% (7.29)% (1.12)%
Ratios to average net assets
e
Expenses ......................... 0.69% 0.70%
f
0.68%
g
0.68%
g
0.68%
g
0.68%
g
Net investment income ............... 3.43% 3.40% 3.14% 3.19% 2.85% 2.32%
Supplemental data
Net assets , end of period (000’s) ........ $345,653 $380,464 $420,060 $461,520 $497,643 $628,769
Portfolio turnover rate ................ 6.63% 14.13% 12.42% 8.99% 27.70% 22.05%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.74 $10.68 $10.69 $10.46 $11.61 $12.02
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.29 0.27 0.27 0.24 0.21
Net realized and unrealized gains (losses) (0.30) 0.05 (0.01) 0.23 (1.15) (0.41)
Total from investment operations ........ (0.15) 0.34 0.26 0.50 (0.91) (0.20)
Less distributions from:
Net investment income .............. (0.15) (0.28) (0.27) (0.27) (0.24) (0.21)
Net asset value, end of period .......... $10.44 $10.74 $10.68 $10.69 $10.46 $11.61
Total return
d
....................... (1.38)% 3.33% 2.48% 4.85% (7.86)% (1.73)%
Ratios to average net assets
e
Expenses ......................... 1.24% 1.24%
f
1.22%
g
1.22%
g
1.22%
g
1.22%
g
Net investment income ............... 2.82% 2.79% 2.54% 2.56% 2.25% 1.73%
Supplemental data
Net assets , end of period (000’s) ........ $11,182 $12,718 $15,568 $21,272 $30,730 $43,148
Portfolio turnover rate ................ 6.63% 14.13% 12.42% 8.99% 27.70% 22.05%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.61 $10.55 $10.56 $10.33 $11.46 $11.87
Income from investment operations
b
:
Net investment income
c
............. 0.19 0.37 0.34 0.34 0.32 0.29
Net realized and unrealized gains (losses) (0.30) 0.05 (0.01) 0.23 (1.14) (0.41)
Total from investment operations ........ (0.11) 0.42 0.33 0.57 (0.82) (0.12)
Less distributions from:
Net investment income .............. (0.19) (0.36) (0.34) (0.34) (0.31) (0.29)
Net asset value, end of period .......... $10.31 $10.61 $10.55 $10.56 $10.33 $11.46
Total return
d
....................... (1.05)% 4.09% 3.22% 5.64% (7.14)% (1.06)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.55% 0.55% 0.55% 0.55% 0.55% 0.55%
Expenses net of waiver and payments by
affiliates .......................... 0.55% 0.55%
f
0.55%
g
0.55%
g
0.54%
g
0.54%
g
Net investment income ............... 3.56% 3.55% 3.26% 3.33% 2.99% 2.44%
Supplemental data
Net assets , end of period (000’s) ........ $20,681 $22,918 $11,617 $14,947 $9,690 $11,255
Portfolio turnover rate ................ 6.63% 14.13% 12.42% 8.99% 27.70% 22.05%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.61 $10.54 $10.55 $10.32 $11.46 $11.86
Income from investment operations
b
:
Net investment income
c
............. 0.19 0.36 0.34 0.34 0.31 0.29
Net realized and unrealized gains (losses) (0.30) 0.06 (0.01) 0.23 (1.14) (0.40)
Total from investment operations ........ (0.11) 0.42 0.33 0.57 (0.83) (0.11)
Less distributions from:
Net investment income .............. (0.19) (0.35) (0.34) (0.34) (0.31) (0.29)
Net asset value, end of period .......... $10.31 $10.61 $10.54 $10.55 $10.32 $11.46
Total return
d
....................... (1.07)% 4.15% 3.20% 5.61% (7.26)% (1.01)%
Ratios to average net assets
e
Expenses ......................... 0.59% 0.59%
f
0.58%
g
0.58%
g
0.58%
g
0.58%
g
Net investment income ............... 3.53% 3.50% 3.24% 3.27% 2.95% 2.41%
Supplemental data
Net assets , end of period (000’s) ........ $154,816 $126,997 $114,791 $67,780 $80,068 $107,625
Portfolio turnover rate ................ 6.63% 14.13% 12.42% 8.99% 27.70% 22.05%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2026
Franklin Michigan Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Residential REITs 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,800,000 $ 1,837,561
Total Corporate Bonds (Cost $ 1,800,000 ) .......................................
1,837,561
Municipal Bonds 96.2%
California 0.4%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 2,650,000 2,205,295
Florida 1.6%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 5,256,000 4,645,690
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 900,000 614,447
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 6.56%, 3/01/29 ........................................... 5,920,000 5,050,991
10,311,128
Georgia 0.4%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 280,000 286,583
c
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.7%, 12/01/45 ................... 4,415,000 2,191,993
2,478,576
Illinois 0.3%
State of Illinois , GO , 2024 C , 4% , 10/01/39 ................................ 1,860,000 1,738,739
Michigan 85.7%
Allegan Public School District , GO , 2025 III , 5% , 5/01/50 ...................... 5,310,000 5,393,741
Alma Public Schools , GO , 2025 I , 5.25% , 5/01/55 ........................... 2,000,000 2,057,704
Bangor Township School District , GO , 2023 , 5% , 5/01/53 ...................... 2,000,000 2,028,421
Battle Creek School District , GO , 2022 , 4% , 5/01/45 ......................... 3,000,000 2,739,460
Belding Area Schools , GO , 2022 , 4.25% , 5/01/52 ........................... 7,330,000 6,709,249
Bridgman Public School District , GO , 2026 I , AG Insured , 5% , 5/01/50 ............ 1,050,000 1,065,637
Byron Center Public Schools ,
GO , 2017 I , 5% , 5/01/34 ............................................. 1,000,000 1,010,740
GO , 2017 I , 5% , 5/01/35 ............................................. 1,920,000 1,938,906
GO , 2017 I , 5% , 5/01/36 ............................................. 650,000 655,904
GO , 2017 I , 5% , 5/01/37 ............................................. 1,480,000 1,491,724
GO , 2017 I , 5% , 5/01/38 ............................................. 1,330,000 1,340,091
GO , 2017 I , 5% , 5/01/47 ............................................. 6,730,000 6,748,608
Caledonia Community Schools ,
GO , 2023 I , 5% , 5/01/53 ............................................. 2,000,000 2,018,179
GO , 2025 II , 5% , 5/01/50 ............................................ 1,605,000 1,630,312
GO , 2025 II , 5% , 5/01/53 ............................................ 1,000,000 1,009,199
GO , 2025 II , 5% , 5/01/55 ............................................ 1,215,000 1,224,482
Central Michigan University , Revenue , 2021 , Refunding , 3% , 10/01/46 ........... 1,325,000 1,008,472
Charter Township of White Lake ,
GO , 2025 , 5% , 3/01/45 ............................................. 700,000 729,568
GO , 2025 , 4.5% , 3/01/49 ............................................ 2,850,000 2,711,568
GO , 2025 , 4.625% , 3/01/54 .......................................... 2,750,000 2,604,944
City of Albion , Water Supply System , Revenue , 2025 , BAM Insured , 5% , 4/01/55 .... 1,750,000 1,776,383
City of Allegan , Sanitary Sewer System , Revenue, First Lien , 2026 , AG Insured , 5% ,
4/01/46 ......................................................... 800,000 829,261
City of Battle Creek , Water & Wastewater System , Revenue , 2016 A , 5% , 6/01/36 ... 1,300,000 1,301,142
City of Detroit ,
Great Lakes Water Authority Water Supply System , Revenue, Second Lien , 2003 B ,
NATL Insured , 5% , 7/01/34 ......................................... 25,000 25,052

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
City of Detroit, (continued)
Great Lakes Water Authority Water Supply System , Revenue, Senior Lien , 06 A , AG
Insured , 5% , 7/01/34 .............................................. $ 30,000 $ 30,032
City of Grand Rapids ,
GO , 2024 , 5% , 10/01/44 ............................................. 1,645,000 1,705,689
GO , 2024 , 5% , 10/01/49 ............................................. 1,150,000 1,169,068
GO , 2024 , 5% , 10/01/54 ............................................. 1,700,000 1,710,446
GO , 2025 , 5% , 4/01/55 ............................................. 5,000,000 5,028,449
Sanitary Sewer System , Revenue , 2018 , 5% , 1/01/37 ....................... 1,040,000 1,058,262
Sanitary Sewer System , Revenue , 2018 , 5% , 1/01/43 ....................... 1,000,000 1,010,306
Sanitary Sewer System , Revenue , 2020 , Refunding , 5% , 1/01/45 .............. 2,000,000 2,042,404
Water Supply System , Revenue , 2018 , Refunding , 5% , 1/01/43 ............... 1,500,000 1,515,459
Water Supply System , Revenue , 2020 , 5% , 1/01/40 ........................ 2,400,000 2,474,857
Water Supply System , Revenue , 2020 , 5% , 1/01/50 ........................ 3,000,000 3,028,145
City of Lansing ,
GO , 2023 , AG Insured , 4.25% , 6/01/53 .................................. 2,225,000 1,977,366
GO , 2023 B , Refunding , AG Insured , 5% , 6/01/48 .......................... 9,980,000 10,191,515
City of Novi ,
GO , 2026 , 5% , 5/01/50 ............................................. 1,920,000 1,974,926
GO , 2026 , 5% , 5/01/51 ............................................. 655,000 672,702
Comstock Park Public Schools , GO , 2025 II , 5% , 11/01/53 .................... 5,395,000 5,442,004
Comstock Public Schools , GO , 2022 I , 4% , 5/01/52 .......................... 3,000,000 2,575,623
County of Genesee ,
Water Supply System , GO , 2024 , Refunding , AG Insured , 5% , 11/01/37 ......... 835,000 901,666
Water Supply System , GO , 2024 , Refunding , AG Insured , 5% , 11/01/38 ......... 700,000 751,065
Water Supply System , GO , 2024 , Refunding , AG Insured , 5% , 11/01/39 ......... 1,150,000 1,225,244
Crestwood School District , GO , 2025 I , 5% , 5/01/55 ......................... 3,000,000 3,029,750
Detroit City School District , GO , 2001 A , AG Insured , 6% , 5/01/29 ............... 5,260,000 5,567,190
DeWitt Public Schools ,
GO , 2017 , 5% , 5/01/30 ............................................. 500,000 506,989
GO , 2017 , 5% , 5/01/34 ............................................. 1,000,000 1,010,145
GO , 2017 , 5% , 5/01/35 ............................................. 1,000,000 1,009,451
GO , 2017 , 5% , 5/01/36 ............................................. 1,000,000 1,008,687
Dexter Community Schools , GO , 2025 , 4.5% , 5/01/55 ........................ 3,000,000 2,793,881
Downriver Utility Wastewater Authority ,
Revenue , 2018 , Refunding , AG Insured , 5% , 4/01/34 ....................... 510,000 523,566
Revenue , 2018 , Refunding , AG Insured , 5% , 4/01/36 ....................... 1,600,000 1,636,476
Revenue , 2018 , Refunding , AG Insured , 5% , 4/01/38 ....................... 1,500,000 1,528,249
Revenue , 2018 , Refunding , AG Insured , 5% , 4/01/43 ....................... 3,000,000 3,026,654
East Grand Rapids Public School District , GO , 2024 I , 5% , 5/01/53 .............. 700,000 711,195
East Lansing School District ,
GO , 2017 I , 5% , 5/01/35 ............................................. 1,500,000 1,513,879
GO , 2017 I , 5% , 5/01/37 ............................................. 1,100,000 1,108,352
GO , 2017 I , 5% , 5/01/42 ............................................. 2,500,000 2,511,545
Eastern Michigan University , Revenue , 2025 , Refunding , BAM Insured , 5.25% , 3/01/50 2,000,000 2,053,727
Farmington Public School District , GO , 2018 , BAM Insured , 4.5% , 5/01/38 ......... 7,225,000 7,267,062
Ferndale Public Schools , GO , 2026 , 5% , 5/01/56 ............................ 2,000,000 2,024,132
Ferris State University , Revenue , 2025 A , Refunding , AG Insured , 5% , 10/01/49 .... 1,800,000 1,838,988
Fitzgerald Public School District , GO , 2026 , 5% , 5/01/50 ...................... 1,000,000 1,021,565
Flat Rock Community School District , GO , 2022 I , 4.5% , 5/01/52 ................ 2,100,000 2,001,897
Four Lakes Special Assessment District ,
Special Assessment , 2025 , AG Insured , 5% , 6/01/55 ....................... 1,500,000 1,498,145
Special Assessment , 2026 , AG Insured , 4.75% , 6/01/54 ..................... 1,000,000 955,012
Fruitport Community Schools , GO , 2026 I , AG Insured , 5% , 5/01/55 ............. 1,000,000 1,004,944
Gerald R Ford International Airport Authority , Revenue , 2021 , 5% , 1/01/46 ......... 2,000,000 2,032,012

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Grand Traverse County Hospital Finance Authority ,
Munson Healthcare Obligated Group , Revenue , 2019 A , 5% , 7/01/44 ........... $ 1,110,000 $ 1,118,813
Munson Healthcare Obligated Group , Revenue , 2019 B , 5% , 7/01/39 ........... 1,625,000 1,645,914
Munson Healthcare Obligated Group , Revenue , 2021 , Refunding , 3% , 7/01/51 .... 10,000,000 6,903,701
Grand Valley State University ,
Revenue , 2018 , 5% , 12/01/38 ........................................ 900,000 917,628
Revenue , 2018 , 5% , 12/01/43 ........................................ 1,800,000 1,823,543
Great Lakes Water Authority ,
Sewage Disposal System , Revenue, Second Lien , 2022 B , 5.5% , 7/01/52 ....... 1,500,000 1,552,358
Sewage Disposal System , Revenue, Second Lien , 2026 B , Refunding , 5% , 7/01/36 5,000,000 5,582,356
Sewage Disposal System , Revenue, Senior Lien , 2026 C , Refunding , 5.25% , 7/01/56 1,950,000 2,019,511
Water Supply System , Revenue, Second Lien , 2022 B , 5.5% , 7/01/52 .......... 5,000,000 5,174,528
Water Supply System , Revenue, Senior Lien , 2025 C , Refunding , 5.25% , 7/01/55 . 1,000,000 1,032,079
Water Supply System , Revenue, Senior Lien , 2026 C , 5.25% , 7/01/51 .......... 2,000,000 2,083,909
Grosse Ile Township School District , GO , 2025 II , Refunding , 5% , 5/01/52 ......... 2,000,000 2,021,537
Gull Lake Community School District ,
GO , 2018 I , 5% , 5/01/45 ............................................. 4,000,000 4,047,575
GO , 2018 I , 5% , 5/01/48 ............................................. 1,000,000 1,007,880
Hemlock Public School District , GO , 2024 III , 5% , 5/01/53 ..................... 1,100,000 1,114,768
Holland School District , GO , 2026 I , BAM Insured , 5% , 11/01/54 ................ 1,000,000 989,757
Holly Area School District ,
GO , 2025 II , 5% , 5/01/48 ............................................ 625,000 642,514
GO , 2025 II , 5% , 5/01/52 ............................................ 1,000,000 1,010,768
Howell Public Schools , GO , 2025 II , 5% , 5/01/45 ............................ 500,000 513,189
Hudsonville Public Schools , GO , 2017 , Refunding , 5% , 5/01/41 ................. 2,500,000 2,514,370
Ingham County Building Authority , Community Mental Health Authority of Clinton Eaton
& Ingham Counties , GO , 2024 , BAM Insured , 5% , 8/01/49 ................... 2,540,000 2,569,286
Jenison Public Schools , GO , 2024 I , 5% , 5/01/49 ........................... 550,000 561,181
Kent Hospital Finance Authority , Mary Free Bed Rehabilitation Hospital Obligated
Group , Revenue , 2021 A , 3% , 4/01/51 .................................. 6,010,000 4,176,285
Kentwood Economic Development Corp. ,
Holland Home Obligated Group , Revenue , 2021 , 4% , 11/15/45 ................ 1,655,000 1,414,301
Holland Home Obligated Group , Revenue , 2022 , Refunding , 4% , 11/15/31 ....... 1,725,000 1,717,687
Holland Home Obligated Group , Revenue , 2022 , Refunding , 4% , 11/15/43 ....... 8,820,000 7,627,906
L'Anse Creuse Public Schools , GO , 2025 I , 5% , 5/01/49 ...................... 2,250,000 2,292,582
Lansing Board of Water & Light , Revenue , 2024 A , Refunding , 5% , 7/01/54 ........ 9,500,000 9,539,746
Lowell Area Schools , GO , 2024 I , 4.125% , 5/01/54 .......................... 2,155,000 1,905,232
Ludington Area School District , GO , 2022 II , BAM Insured , 4% , 5/01/51 ........... 7,820,000 6,808,629
Macomb Interceptor Drain Drainage District , Special Assessment , 2017 A , Refunding ,
5% , 5/01/42 ...................................................... 4,000,000 4,019,781
Mattawan Consolidated School District , GO , 2024 I , 5% , 5/01/54 ................ 1,700,000 1,707,236
Melvindale Northern Allen Park Public Schools ,
GO , 2022 , AG Insured , 4.375% , 5/01/47 ................................. 1,500,000 1,473,978
GO , 2024 , AG Insured , 5% , 5/01/45 .................................... 1,300,000 1,363,481
Michigan Finance Authority ,
Albion College , Revenue , 2022 , Refunding , 5% , 12/01/36 .................... 1,925,000 1,317,470
Albion College , Revenue , 2022 , Refunding , 4% , 12/01/46 .................... 4,800,000 2,796,415
Albion College , Revenue , 2022 , Refunding , 4% , 12/01/51 .................... 3,050,000 1,662,379
Calvin University Obligated Group , Revenue , 2021 , Refunding , 3% , 9/01/50 ...... 895,000 604,433
Calvin University Obligated Group , Revenue , 2021 , Refunding , 4% , 9/01/50 ...... 1,600,000 1,323,592
City of Inkster , Revenue , 2024 B , 5% , 11/01/42 ........................... 1,420,000 1,472,263
City of Inkster , Revenue , 2024 B , 5% , 11/01/45 ........................... 1,660,000 1,707,716
City of Inkster , Revenue , 2024 B , 5% , 11/01/49 ........................... 2,635,000 2,665,912
City of Inkster , Revenue , 2024 B , 5% , 11/01/54 ........................... 3,820,000 3,830,783
Clean Water Revolving Fund , Revenue , 2016 B , Refunding , 4% , 10/01/30 ....... 2,750,000 2,751,830
Clean Water Revolving Fund , Revenue , 2018 B , Refunding , 5% , 10/01/38 ....... 8,055,000 8,263,820
Corewell Health Obligated Group , Revenue , 2016 A , 5% , 11/01/44 ............. 12,000,000 11,959,481

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan Finance Authority, (continued)
County of Wayne , GO, Second Lien , 2020 , Refunding , BAM Insured , 4% , 11/01/55 $ 4,000,000 $ 3,369,536
Detroit Public Lighting Authority Utility Users Tax , Revenue , 2025 A , Refunding , BAM
Insured , 5% , 7/01/44 .............................................. 500,000 517,343
Henry Ford Health System Obligated Group , Revenue , 2016 , Refunding , 5% ,
11/15/41 ....................................................... 7,000,000 7,033,200
d
Holland Community Hospital Obligated Group , Revenue , 2026 B , Refunding , 5% ,
1/01/32 ........................................................ 3,000,000 3,222,656
Kalamazoo College , Revenue , 2018 , Refunding , 4% , 12/01/47 ................ 2,610,000 2,269,452
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/35 ................. 400,000 363,713
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/36 ................. 565,000 505,202
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/37 ................. 640,000 563,964
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/38 ................. 675,000 582,475
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/39 ................. 645,000 546,293
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/45 ................. 2,780,000 2,167,781
Lawrence Technological University Obligated Group , Revenue , 2022 , Refunding , 4% ,
2/01/42 ........................................................ 745,000 614,400
Michigan Finance Authority Clean Water Revolving Fund , Revenue , 2018 B ,
Refunding , 5% , 10/01/39 ........................................... 6,000,000 6,139,137
Provident Group - HFH Energy LLC , Revenue , 2024 , 5.5% , 2/28/49 ............ 1,500,000 1,571,920
Provident Group - HFH Energy LLC , Revenue , 2024 , 4.375% , 2/28/54 .......... 1,895,000 1,712,710
Provident Group - HFH Energy LLC , Revenue , 2024 , 5.5% , 2/28/57 ............ 1,750,000 1,807,270
Tobacco Settlement , Revenue, Senior Lien , 2020 A-2 , Refunding , 5% , 6/01/40 .... 1,000,000 1,028,872
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/49 ... 4,170,000 3,526,953
Trinity Health Credit Group , Revenue , 2016 MI , Refunding , 5% , 12/01/45 ........ 2,100,000 2,101,755
University of Detroit Mercy Obligated Group , Revenue , 2023 , Refunding , 5.5% ,
11/01/48 ....................................................... 2,000,000 2,008,288
University of Detroit Mercy Obligated Group , Revenue , 2023 , Refunding , 5.625% ,
11/01/52 ....................................................... 2,280,000 2,284,663
Michigan State Building Authority ,
State of Michigan , Revenue , 2016 I , Refunding , 5% , 4/15/41 ................. 12,000,000 12,035,117
State of Michigan , Revenue , 2016 I , Refunding , 5% , 10/15/46 ................ 9,910,000 9,939,001
State of Michigan , Revenue , 2016 I , Refunding , 5% , 10/15/51 ................ 1,000,000 1,002,926
State of Michigan , Revenue , 2019 I , Refunding , 4% , 4/15/54 ................. 2,000,000 1,734,199
State of Michigan , Revenue , 2022 I , 4% , 10/15/52 ......................... 4,250,000 3,695,846
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group , Revenue , 1999 B-3 , Pre-Refunded , 4% , 11/15/33 . 5,370,000 5,485,957
Ascension Health Credit Group , Revenue , 2010 F-7 , Pre-Refunded , 5% , 11/15/47 . 10,000,000 10,046,386
Ascension Health Credit Group , Revenue , 2010 F-8 , Pre-Refunded , 5% , 11/15/46 . 2,550,000 2,561,828
Corewell Health Obligated Group , Revenue , 2025 A , 5% , 8/15/46 .............. 1,000,000 1,023,899
Henry Ford Health System Obligated Group , Revenue , 2026 A-1 , Refunding , 5% ,
11/15/41 ....................................................... 1,600,000 1,676,942
Michigan State Housing Development Authority ,
Revenue , 2019 B , 3.1% , 12/01/44 ..................................... 9,370,000 7,492,928
Revenue , 2020 A , 2.8% , 12/01/45 ..................................... 4,350,000 3,244,161
Revenue , 2020 A , 2.85% , 6/01/50 ..................................... 4,150,000 2,951,473
Revenue , 2021 A , 2.7% , 10/01/56 ..................................... 4,000,000 2,476,283
Revenue , 2021 A , 2.73% , 10/01/59 .................................... 5,000,000 2,947,855
Revenue , 2022 A , 4.1% , 6/01/43 ...................................... 5,000,000 4,679,654
Revenue , 2025 A , 5% , 12/01/55 ....................................... 5,000,000 4,932,311
Revenue , 2025 C , 5.1% , 6/01/56 ...................................... 3,000,000 3,015,461
Revenue , 2026 A , 5% , 12/01/56 ....................................... 1,355,000 1,331,787
Michigan State University , Revenue , 2025 A , Refunding , 5% , 2/15/55 ............ 5,000,000 5,087,236
Michigan Strategic Fund ,
State of Michigan Department of Transportation , Revenue , 2018 , 5% , 6/30/33 .... 2,200,000 2,251,209
State of Michigan Department of Transportation , Revenue , 2018 , 5% , 6/30/48 .... 7,000,000 6,802,003

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan Technological University ,
Revenue , 2015 A , 5% , 10/01/45 ....................................... $ 2,400,000 $ 2,401,224
Revenue , 2023 A , AG Insured , 5% , 10/01/47 ............................. 3,515,000 3,568,438
Revenue , 2023 A , AG Insured , 5.25% , 10/01/52 ........................... 1,000,000 1,015,552
Revenue , 2023 C , AG Insured , 5.25% , 10/01/53 ........................... 2,000,000 2,039,772
Monroe Public Schools , GO , 2020 I , 5% , 5/01/45 ............................ 2,465,000 2,512,801
Northwestern Regional Airport Authority , Revenue , 2026 , 5.25% , 1/01/56 .......... 500,000 507,655
Oakland University , Revenue , 2019 , 5% , 3/01/50 ............................ 2,230,000 2,242,076
Okemos Public Schools , GO , 2024 II , 5% , 5/01/54 ........................... 2,335,000 2,349,384
Plainwell Community Schools , GO , 2022 II , 4% , 5/01/52 ...................... 7,000,000 6,142,736
Portage Public Schools , GO , 2025 , BAM Insured , 4.25% , 11/01/47 .............. 2,000,000 1,858,213
Potterville Public Schools ,
GO , 2026 III , 5% , 5/01/51 ............................................ 2,000,000 1,975,035
GO , 2026 III , 5% , 5/01/54 ............................................ 1,000,000 984,287
Saginaw Valley State University ,
Revenue , 2026 A , Refunding , BAM Insured , 5.25% , 7/01/51 .................. 875,000 901,895
Revenue , 2026 A , Refunding , BAM Insured , 5.25% , 7/01/56 .................. 1,200,000 1,227,753
South Redford School District ,
GO , 2024 , 5% , 5/01/48 ............................................. 500,000 512,659
GO , 2024 , 5% , 5/01/51 ............................................. 300,000 304,773
Southfield Public Schools ,
GO , 2025 , 5.25% , 5/01/50 ........................................... 3,235,000 3,340,541
GO , 2025 , 5.25% , 5/01/55 ........................................... 7,250,000 7,433,373
GO , 2026 , 5% , 5/01/56 ............................................. 1,500,000 1,507,740
Sparta Area Schools , GO , 2019 II , 5% , 5/01/48 ............................. 5,750,000 5,798,069
Spring Lake Public Schools , GO , 2025 II , 5% , 5/01/45 ........................ 750,000 779,011
State of Michigan ,
Trunk Line , Revenue , 2023 , 5.25% , 11/15/49 ............................. 2,000,000 2,078,166
d
Trunk Line , Revenue , 2026 , 5% , 11/15/38 ............................... 4,500,000 4,958,333
Swartz Creek Community Schools , GO , 2025 I , 5% , 5/01/49 ................... 3,000,000 3,056,776
Trenton Public Schools School District ,
GO , 2018 , 5% , 5/01/42 ............................................. 4,920,000 4,992,927
GO , 2018 , 5% , 5/01/45 ............................................. 11,480,000 11,601,797
Universal Academy ,
Revenue , 2021 , Refunding , 2% , 12/01/26 ................................ 105,000 104,488
Revenue , 2021 , Refunding , 4% , 12/01/31 ................................ 1,035,000 1,023,606
Revenue , 2021 , Refunding , 4% , 12/01/40 ................................ 1,100,000 983,822
University of Michigan ,
Revenue , 2017 A , Pre-Refunded , 5% , 4/01/37 ............................ 2,700,000 2,738,657
Revenue , 2017 A , Pre-Refunded , 5% , 4/01/42 ............................ 5,635,000 5,715,678
Revenue , 2017 A , Pre-Refunded , 5% , 4/01/47 ............................ 5,000,000 5,071,586
Walled Lake Consolidated School District ,
GO , 2024 , 5% , 5/01/54 ............................................. 1,800,000 1,828,335
GO , 2026 , 5% , 5/01/56 ............................................. 2,000,000 2,038,058
Wayne County Airport Authority ,
Detroit Metropolitan Wayne County Airport , Revenue , 2018 A , 5% , 12/01/43 ...... 7,750,000 7,883,947
Detroit Metropolitan Wayne County Airport , Revenue , 2021 A , 5% , 12/01/40 ...... 3,330,000 3,458,079
Detroit Metropolitan Wayne County Airport , Revenue , 2021 A , 5% , 12/01/46 ...... 3,670,000 3,743,311
Detroit Metropolitan Wayne County Airport , Revenue , 2021 B , 5% , 12/01/39 ...... 1,675,000 1,720,759
Wayne State University ,
Revenue , 2018 A , 5% , 11/15/43 ....................................... 4,500,000 4,583,397
Revenue , 2018 A , 4% , 11/15/48 ....................................... 10,000,000 8,633,509
e
Revenue , 2026 A , Refunding , 5% , 11/15/40 .............................. 405,000 431,567
e
Revenue , 2026 A , Refunding , 5% , 11/15/41 .............................. 550,000 583,421
e
Revenue , 2026 A , Refunding , 5% , 11/15/42 .............................. 770,000 813,656
Wayne-Westland Community Schools , GO , 2022 , 3% , 11/01/44 ................. 2,830,000 2,135,126

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Western Michigan University , Revenue , 2019 A , Refunding , 5% , 11/15/44 ......... $ 2,315,000 $ 2,351,507
Western School District , GO , 2022 , 5.25% , 5/01/52 .......................... 2,000,000 2,049,495
Williamston Community Schools School District , GO , 2024 , 5% , 5/01/54 .......... 2,000,000 2,026,352
Woodhaven-Brownstown School District ,
GO , 2025 III , 5% , 11/01/51 ........................................... 525,000 534,056
GO , 2025 III , 5% , 5/01/55 ............................................ 5,500,000 5,566,185
Zeeland Public Schools , GO , 2025 III , Refunding , AG Insured , 5% , 5/01/45 ........ 310,000 321,314
559,750,513
New Jersey 0.1%
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2019 BB , 4% , 6/15/50 ...................... 500,000 444,030
State of New Jersey , Revenue , 2020 AA , 3% , 6/15/50 ...................... 600,000 429,224
873,254
New York 1.2%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/48 .......... 9,300,000 8,062,172
South Carolina 0.1%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 869,130
Texas 0.5%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/39 325,000 242,174
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/40 300,000 217,134
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,500,000 2,632,914
3,092,222
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,800,000 1,540,267
Wisconsin 3.1%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 1,305,000 1,334,633
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,800,000 1,466,584
c
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 20,050,000 9,986,759
b,c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 12,000,000 7,658,493
20,446,469
U.S. Territories 2.6%
Guam 0.7%
Guam Government Waterworks Authority ,
Guam Waterworks Authority Water and Wastewater System , Revenue , 2020 A , 5% ,
1/01/50 ........................................................ 1,750,000 1,762,581
Guam Waterworks Authority Water And Wastewater System , Revenue , 2024 A ,
Refunding , 5% , 1/01/46 ............................................ 1,770,000 1,781,746
Water and Wastewater System , Revenue , 2025 A , 5.5% , 7/01/45 .............. 1,000,000 1,046,663
4,590,990

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico 1.9%
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
$ 12,900,000 $ 12,519,258
Total U.S. Territories .................................................................... 17,110,248
Total Municipal Bonds (Cost $ 664,418,679 ) .....................................
628,478,013
Total Long Term Investments (Cost $ 666,218,679 ) ...............................
630,315,574
a
a a a a
Short Term Investments 3.8%
Municipal Bonds 3.8%
Michigan 3.8%
f
Eastern Michigan University , Revenue , 2025 B , LOC Barclays Bank plc , Daily VRDN
and Put , 3.05% , 3/01/52 ............................................. 6,500,000 6,500,000
f
Grand Traverse County Hospital Finance Authority , Munson Healthcare Obligated
Group , Revenue , 2019 C , Refunding , LOC PNC Bank NA , Daily VRDN and Put , 3% ,
7/01/41 ......................................................... 13,100,000 13,100,000
f
Green Lake Township Economic Development Corp. , Interlochen Center for the Arts ,
Revenue , 2004 , Refunding , LOC PNC Bank NA , Daily VRDN and Put , 3.05% ,
6/01/34 ......................................................... 4,900,000 4,900,000
24,500,000
Total Municipal Bonds (Cost $ 24,500,000 ) ......................................
24,500,000
Total Short Term Investments (Cost $ 24,500,000 ) ................................
24,500,000
a
Total Investments (Cost $ 690,718,679 ) 100.3% ..................................
$654,815,574
Other Assets, less Liabilities (0.3) % ...........................................
(1,901,396)
Net Assets 100.0% ...........................................................
$652,914,178
See Abbreviations on page 347 .
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2026, the aggregate value of these securities was $19,832,826, representing 3.0% of net assets.
c
The rate shown represents the yield at period end.
d
Security purchased on a when-issued basis. See Note 1(b).
e
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
f
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.44 $11.27 $11.24 $11.03 $12.20 $12.62
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.34 0.34 0.32 0.28 0.23
Net realized and unrealized gains (losses) (0.49) 0.17 0.02 0.20 (1.18) (0.42)
Total from investment operations ........ (0.31) 0.51 0.36 0.52 (0.90) (0.19)
Less distributions from:
Net investment income .............. (0.18) (0.34) (0.33) (0.31) (0.27) (0.23)
Net asset value, end of period .......... $10.95 $11.44 $11.27 $11.24 $11.03 $12.20
Total return
d
....................... (2.76)% 4.67% 3.29% 4.81% (7.35)% (1.59)%
Ratios to average net assets
e
Expenses
f
......................... 0.85% 0.85%
g
0.83% 0.84% 0.84% 0.83%
Net investment income ............... 3.17% 3.11% 3.00% 2.88% 2.48% 1.79%
Supplemental data
Net assets, end of period (000’s) ........ $169,639 $177,539 $179,854 $174,047 $173,008 $193,021
Portfolio turnover rate ................ 4.45% 5.26% 4.25% 20.83% 19.82% 19.81%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.43 $11.27 $11.24 $11.02 $12.19 $12.61
Income from investment operations
b
:
Net investment income
c
............. 0.19 0.36 0.35 0.33 0.29 0.25
Net realized and unrealized gains (losses) (0.49) 0.16 0.03 0.22 (1.17) (0.42)
Total from investment operations ........ (0.30) 0.52 0.38 0.55 (0.88) (0.17)
Less distributions from:
Net investment income .............. (0.18) (0.36) (0.35) (0.33) (0.29) (0.25)
Net asset value, end of period .......... $10.95 $11.43 $11.27 $11.24 $11.02 $12.19
Total return
d
....................... (2.60)% 4.74% 3.45% 5.06% (7.21)% (1.44)%
Ratios to average net assets
e
Expenses
f
......................... 0.70% 0.70%
g
0.68% 0.69% 0.69% 0.69%
Net investment income ............... 3.32% 3.27% 3.15% 3.03% 2.62% 1.94%
Supplemental data
Net assets, end of period (000’s) ........ $216,638 $240,873 $290,503 $328,953 $376,659 $506,601
Portfolio turnover rate ................ 4.45% 5.26% 4.25% 20.83% 19.82% 19.81%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.57 $11.40 $11.37 $11.15 $12.33 $12.76
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.30 0.29 0.27 0.23 0.17
Net realized and unrealized gains (losses) (0.50) 0.17 0.03 0.21 (1.18) (0.43)
Total from investment operations ........ (0.34) 0.47 0.32 0.48 (0.95) (0.26)
Less distributions from:
Net investment income .............. (0.15) (0.30) (0.29) (0.26) (0.23) (0.17)
Net asset value, end of period .......... $11.08 $11.57 $11.40 $11.37 $11.15 $12.33
Total return
d
....................... (2.84)% 4.11% 2.84% 4.42% (7.73)% (2.05)%
Ratios to average net assets
e
Expenses
f
......................... 1.25% 1.25%
g
1.23% 1.23% 1.23% 1.23%
Net investment income ............... 2.73% 2.68% 2.55% 2.43% 2.03% 1.36%
Supplemental data
Net assets, end of period (000’s) ........ $18,398 $21,348 $26,961 $38,418 $52,613 $81,058
Portfolio turnover rate ................ 4.45% 5.26% 4.25% 20.83% 19.82% 19.81%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.45 $11.29 $11.26 $11.04 $12.21 $12.64
Income from investment operations
b
:
Net investment income
c
............. 0.20 0.38 0.37 0.35 0.31 0.27
Net realized and unrealized gains (losses) (0.49) 0.15 0.03 0.21 (1.17) (0.43)
Total from investment operations ........ (0.29) 0.53 0.40 0.56 (0.86) (0.16)
Less distributions from:
Net investment income .............. (0.19) (0.37) (0.37) (0.34) (0.31) (0.27)
Net asset value, end of period .......... $10.97 $11.45 $11.29 $11.26 $11.04 $12.21
Total return
d
....................... (2.52)% 4.89% 3.59% 5.20% (7.06)% (1.28)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.55% 0.55% 0.54% 0.54% 0.54% 0.54%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.55% 0.55% 0.54% 0.54% 0.53% 0.53%
Net investment income ............... 3.47% 3.41% 3.29% 3.18% 2.77% 2.10%
Supplemental data
Net assets, end of period (000’s) ........ $20,938 $21,019 $23,165 $18,009 $11,973 $16,571
Portfolio turnover rate ................ 4.45% 5.26% 4.25% 20.83% 19.82% 19.81%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.45 $11.28 $11.25 $11.04 $12.21 $12.63
Income from investment operations
b
:
Net investment income
c
............. 0.19 0.37 0.36 0.34 0.31 0.26
Net realized and unrealized gains (losses) (0.48) 0.17 0.03 0.21 (1.18) (0.42)
Total from investment operations ........ (0.29) 0.54 0.39 0.55 (0.87) (0.16)
Less distributions from:
Net investment income .............. (0.19) (0.37) (0.36) (0.34) (0.30) (0.26)
Net asset value, end of period .......... $10.97 $11.45 $11.28 $11.25 $11.04 $12.21
Total return
d
....................... (2.54)% 4.93% 3.55% 5.07% (7.11)% (1.34)%
Ratios to average net assets
e
Expenses
f
......................... 0.60% 0.60%
g
0.58% 0.59% 0.59% 0.58%
Net investment income ............... 3.41% 3.36% 3.24% 3.12% 2.71% 2.04%
Supplemental data
Net assets, end of period (000’s) ........ $146,468 $159,406 $139,196 $148,704 $197,029 $266,255
Portfolio turnover rate ................ 4.45% 5.26% 4.25% 20.83% 19.82% 19.81%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2026
Franklin Minnesota Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.3%
Florida 1.2%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. $ 6,192,000 $ 5,473,005
a
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 2,100,000 1,433,710
6,906,715
Minnesota 96.4%
Alexandria Independent School District No. 206 , GO , 2017 A , Refunding , 3% , 2/01/37 23,905,000 21,573,421
Anoka-Hennepin Independent School District No. 11 ,
GO , 2018 A , 3.25% , 2/01/37 .......................................... 5,355,000 4,894,994
GO , 2018 A , 4% , 2/01/39 ............................................ 8,905,000 8,908,690
GO , 2018 A , 3.375% , 2/01/43 ......................................... 4,020,000 3,389,731
b
Becker Independent School District No. 726 , GO , 2022 A , 5.09%, 2/01/41 ......... 1,000,000 488,690
Belle Plaine Independent School District No. 716 ,
GO , 2025 A , 5% , 2/01/48 ............................................ 525,000 540,512
GO , 2025 A , 5% , 2/01/50 ............................................ 500,000 511,427
GO , 2025 A , 5% , 2/01/52 ............................................ 500,000 509,440
Big Lake Economic Development Authority , City of Big Lake , Revenue , 2026 A , 5% ,
2/01/52 ......................................................... 2,500,000 2,518,238
Brainerd Independent School District No. 181 , GO , 2018 A , 4% , 2/01/43 .......... 1,900,000 1,810,451
Breckenridge Independent School District No. 846 ,
GO , 2026 A , Refunding , 4% , 2/01/42 ................................... 1,390,000 1,291,772
GO , 2026 A , Refunding , 4.25% , 2/01/50 ................................. 1,000,000 924,451
Chaska Economic Development Authority , City of Chaska , Revenue , 2026 A ,
Refunding , 4.625% , 2/01/56 .......................................... 1,600,000 1,535,688
City of Center City ,
Hazelden Betty Ford Foundation , Revenue , 2019 , Refunding , 4% , 11/01/41 ...... 1,000,000 945,557
Hazelden Betty Ford Foundation , Revenue , 2025 , Refunding , 5% , 11/01/44 ...... 1,160,000 1,190,855
Hazelden Betty Ford Foundation , Revenue , 2025 , Refunding , 5% , 11/01/47 ...... 1,000,000 1,012,912
City of Cold Spring , GO , 2024 A , BAM Insured , 4% , 2/01/54 ................... 1,050,000 897,018
City of Coon Rapids , Mississippi View Housing Partners LP , Revenue , 2023 , FNMA
Insured , 5.6% , 12/01/39 ............................................. 3,702,425 4,026,685
City of Corcoran , GO , 2023 A , BAM Insured , 4% , 2/01/53 ..................... 3,605,000 3,163,289
City of Fridley ,
GO , 2022 A , 4% , 2/01/36 ............................................ 350,000 351,249
GO , 2022 A , 4% , 2/01/37 ............................................ 735,000 735,698
GO , 2022 A , 4% , 2/01/38 ............................................ 800,000 800,532
Fridley Leased Housing Associates I LLLP , Revenue , 2018 , FNMA Insured , 3.75% ,
11/01/34 ....................................................... 8,997,041 8,681,687
a
Roers Fridley Apartments Owner II LLC , Revenue , 144A, 2023 A , 5.75% , 6/01/41 .. 16,000,000 16,367,459
City of Minneapolis ,
GO , 2018 , 4% , 12/01/46 ............................................. 3,500,000 3,227,842
14th and Central LLLP , Revenue , 2020 , FNMA Insured , 2.35% , 2/01/38 ......... 7,153,264 5,626,632
Allina Health Obligated Group , Revenue , 2021 , 4% , 11/15/40 ................. 6,750,000 6,246,823
Fairview Health Services Obligated Group , Revenue , 2018 A , Refunding , 5% ,
11/15/49 ....................................................... 3,535,000 3,414,054
Fairview Health Services Obligated Group , Revenue , 2018 A , Refunding , AG Insured ,
5% , 11/15/49 ................................................... 6,000,000 6,025,253
c
City of Mounds View , OAHS Sibley TC LLLP , Revenue , 2024 , Mandatory Put , 3.375% ,
3/01/28 ......................................................... 4,500,000 4,509,229
City of Mountain Lake , Electric , Revenue , 2026 A , AG Insured , 4.875% , 12/01/55 ... 525,000 508,740
City of Rochester ,
Electric Utility , Revenue , 2017 A , Refunding , 5% , 12/01/42 ................... 1,395,000 1,398,239
Mayo Clinic , Revenue , 2016 B , Refunding , 5% , 11/15/33 .................... 9,425,000 10,471,141
Mayo Clinic , Revenue , 2016 B , Refunding , 5% , 11/15/34 .................... 5,235,000 5,840,728
Mayo Clinic , Revenue , 2016 B , Refunding , 5% , 11/15/36 .................... 8,400,000 9,389,639
Mayo Clinic , Revenue , 2018 , 4% , 11/15/48 ............................... 4,000,000 3,708,044

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
City of Rochester, (continued)
Mayo Clinic , Revenue , 2022 , Refunding , 3.25% , 11/15/41 ................... $ 4,000,000 $ 3,450,763
Mayo Clinic , Revenue , 2022 , Refunding , 5% , 11/15/57 ...................... 1,000,000 1,006,746
Mayo Clinic , Revenue , 2025 A , 4.25% , 11/15/50 ........................... 3,000,000 2,785,031
Mayo Clinic , Revenue , 2025 A , 4.375% , 11/15/53 .......................... 1,750,000 1,623,744
City of St. Cloud ,
CentraCare Health System Obligated Group , Revenue , 2019 , Refunding , 5% ,
5/01/48 ........................................................ 10,000,000 10,072,070
CentraCare Health System Obligated Group , Revenue , 2024 , Refunding , 5% ,
5/01/54 ........................................................ 1,000,000 995,242
City of St. Paul , Water , Revenue , 2023 A , 4% , 12/01/46 ....................... 13,340,000 12,440,329
City of Virginia ,
GO , 2024 A , 4.375% , 2/01/34 ......................................... 1,000,000 1,003,137
GO , 2024 A , 4.5% , 2/01/37 ........................................... 1,605,000 1,598,363
GO , 2024 A , 5% , 2/01/41 ............................................ 825,000 825,237
GO , 2025 A , 5.625% , 2/01/44 ......................................... 1,035,000 1,031,374
GO , 2025 A , 5.75% , 2/01/47 .......................................... 1,225,000 1,225,046
City of Wadena , Astera Health , Revenue , 2024 A , 5% , 12/01/45 ................. 1,900,000 1,945,254
County of Norman , GO , 2022 A , 3.25% , 2/01/52 ............................ 3,115,000 2,284,196
County of Rice , GO , 2022 A , 4% , 2/01/48 ................................. 5,200,000 4,735,622
County of Stearns , GO , 2026 A , 4.375% , 12/01/55 ........................... 2,000,000 1,884,543
Dakota County Community Development Agency ,
Revenue , 2011 A , GNMA Insured , 4.875% , 12/01/33 ....................... 310,000 310,090
Roers Burnsville Affordable Apartments Owner LLC , Revenue , 2024 , FNMA Insured ,
4.2% , 5/01/43 ................................................... 1,000,000 914,307
Dawson-Boyd Independent School District No. 378 , GO , 2019 A , 3.125% , 2/01/40 ... 2,965,000 2,531,296
Duluth Economic Development Authority ,
Essentia Health Obligated Group , Revenue , 2018 A , Refunding , 5% , 2/15/53 ..... 15,830,000 15,500,123
Essentia Health Obligated Group , Revenue , 2018 A , Refunding , 5.25% , 2/15/53 ... 13,105,000 13,136,468
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2021 A , Refunding , 4% ,
6/15/38 ........................................................ 150,000 148,171
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2021 A , Refunding , 4% ,
6/15/39 ........................................................ 155,000 150,840
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2021 A , Refunding , 3% ,
6/15/44 ........................................................ 850,000 688,808
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/30 ........................................................ 425,000 455,057
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/32 ........................................................ 500,000 544,963
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/33 ........................................................ 600,000 650,914
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/34 ........................................................ 520,000 526,463
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/35 ........................................................ 425,000 427,604
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/36 ........................................................ 400,000 400,867
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/37 ........................................................ 375,000 373,565
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/38 ........................................................ 400,000 394,389
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/39 ........................................................ 250,000 244,496
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 B , 5.25% , 6/15/52 .. 8,000,000 8,126,802
b
Duluth Independent School District No. 709 ,
GO , 2021 C , 3.76%, 2/01/30 ......................................... 1,275,000 1,123,862
GO , 2021 C , 4.02%, 2/01/32 ......................................... 1,080,000 872,145

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
b
Duluth Independent School District No. 709, (continued)
GO , 2021 C , 4.14%, 2/01/33 ......................................... $ 1,075,000 $ 828,460
Forest Lake Independent School District No. 831 , GO , 2023 A , 4% , 2/01/37 ........ 2,000,000 2,008,107
Gibbon Independent School District No. 2365 ,
GO , 2023 A , 5% , 2/01/48 ............................................ 1,850,000 1,891,777
GO , 2023 A , 4.125% , 2/01/52 ......................................... 2,250,000 2,030,608
b
Hastings Independent School District No. 200 ,
GO , 2018 A , 4.48%, 2/01/38 .......................................... 4,685,000 2,840,557
GO , 2018 A , 4.64%, 2/01/39 .......................................... 4,685,000 2,666,752
GO , 2018 A , 4.81%, 2/01/40 .......................................... 4,685,000 2,492,531
Hennepin County Regional Railroad Authority ,
County of Hennepin , GO , 2019 A , 5% , 12/01/37 ........................... 1,000,000 1,031,294
County of Hennepin , GO , 2019 A , 5% , 12/01/38 ........................... 3,965,000 4,079,648
Hopkins Independent School District No. 270 , GO , 2019 A , 3% , 2/01/34 .......... 2,450,000 2,313,559
Jordan Independent School District No. 717 , GO , 2023 A , 4% , 2/01/42 ........... 1,300,000 1,251,991
Mankato Independent School District No. 77 , COP , 2022 A , 3% , 2/01/42 .......... 2,730,000 2,205,004
Metropolitan Council ,
GO , 2020 B , 2.125% , 3/01/36 ......................................... 3,500,000 2,869,346
GO , 2020 B , 2.125% , 3/01/38 ......................................... 4,000,000 3,090,350
GO , 2022 C , 4% , 3/01/40 ............................................ 3,275,000 3,233,267
GO , 2022 C , 4% , 3/01/41 ............................................ 3,410,000 3,322,709
Minneapolis-St. Paul Metropolitan Airports Commission ,
Revenue , 2022 A , Refunding , 4.25% , 1/01/52 ............................. 2,990,000 2,750,867
Revenue, Senior Lien , 2016 C , 5% , 1/01/35 .............................. 4,025,000 4,048,024
Revenue, Senior Lien , 2016 C , 5% , 1/01/41 .............................. 20,730,000 20,790,480
Revenue, Senior Lien , 2016 C , 5% , 1/01/46 .............................. 14,475,000 14,504,850
Minnesota Agricultural & Economic Development Board ,
Fairview Health Services Obligated Group , Revenue , 2026 A , Refunding , 5% ,
11/15/44 ....................................................... 5,135,000 5,242,643
HealthPartners Obligated Group , Revenue , 2024 , 5.25% , 1/01/54 ............. 8,000,000 8,093,089
Minnesota Health & Education Facilities Authority ,
Macalester College , Revenue , 2017 , Refunding , 3% , 3/01/33 ................. 1,510,000 1,445,405
Macalester College , Revenue , 2021 , Refunding , 4% , 3/01/36 ................. 125,000 125,918
Macalester College , Revenue , 2026 , Refunding , 5.25% , 3/01/56 ............... 1,000,000 1,036,995
St. Catherine University , Revenue , 2018 A , Refunding , 5% , 10/01/45 ........... 2,075,000 1,991,002
St. Catherine University , Revenue , 2023 , 5% , 10/01/43 ..................... 600,000 584,240
St. Catherine University , Revenue , 2023 , 5.125% , 10/01/48 .................. 750,000 726,549
St. Catherine University , Revenue , 2023 , 5% , 10/01/52 ..................... 3,000,000 2,821,622
St. John's University , Revenue , 2021 , Refunding , 4% , 10/01/32 ............... 255,000 258,747
St. John's University , Revenue , 2021 , Refunding , 4% , 10/01/33 ............... 240,000 242,819
St. John's University , Revenue , 2021 , Refunding , 4% , 10/01/34 ............... 355,000 357,667
St. Olaf College , Revenue , 2021 , 3% , 10/01/41 ........................... 1,000,000 793,252
University of St. Thomas , Revenue , 2017 A , Refunding , 4% , 10/01/36 .......... 750,000 749,118
University of St. Thomas , Revenue , 2022 A , 5% , 10/01/52 ................... 10,000,000 9,971,120
University of St. Thomas , Revenue , 2024 A , 5% , 10/01/49 ................... 4,000,000 4,012,314
Minnesota Housing Finance Agency ,
Revenue , 2020 E , GNMA Insured , 2.5% , 7/01/40 .......................... 1,840,000 1,401,497
Revenue , 2022 A , GNMA Insured , 2.75% , 7/01/42 ......................... 2,660,000 2,016,503
Revenue , 2023 D , GNMA Insured , 4.5% , 7/01/43 .......................... 905,000 885,295
Revenue , 2023 D , GNMA Insured , 4.6% , 7/01/45 .......................... 905,000 887,435
Revenue , 2026 A , GNMA Insured , 4.6% , 1/01/47 .......................... 2,000,000 1,956,240
Revenue , 2026 B-1 , 4.9% , 8/01/56 ..................................... 485,000 475,995
Revenue , 2026 B-1 , 4.95% , 2/01/68 .................................... 440,000 422,696
Revenue , 2026 D-2 , 3.1% , 10/01/28 .................................... 2,090,000 2,090,168
State of Minnesota , Revenue , 2009 , 4% , 8/01/29 .......................... 1,045,000 1,045,534
State of Minnesota , Revenue , 2011 , 5% , 8/01/31 .......................... 2,225,000 2,229,564
State of Minnesota , Revenue , 2020 D , 4% , 8/01/42 ........................ 1,815,000 1,763,967

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Minnesota Municipal Gas Agency ,
c
Revenue , 2022 A , Mandatory Put , 4% , 12/01/27 ........................... $ 11,550,000 $ 11,686,192
Revenue , 2026 A , 5% , 9/01/35 ........................................ 5,500,000 5,652,773
Minnesota Office of Higher Education , Revenue, Senior Lien , 2023 , Refunding , 4% ,
11/01/42 ........................................................ 2,250,000 2,126,860
b
Minnetonka Independent School District No. 276 ,
GO , 2026 A , 4.89%, 2/01/52 .......................................... 4,750,000 1,410,554
GO , 2026 A , 4.9%, 2/01/53 ........................................... 6,310,000 1,780,703
Montevideo Independent School District No. 129 , GO , 2026 A , 4.25% , 2/01/47 ..... 1,000,000 960,529
Moorhead Independent School District No. 152 , GO , 2020 A , 2.5% , 2/01/37 ....... 3,795,000 3,155,814
Nashwauk Keewatin Independent School District No. 319 , GO , 2022 A , Refunding , 4% ,
2/01/48 ......................................................... 4,000,000 3,672,076
b
Nicollet Independent School District No. 507 ,
GO , 2026 A , 5.32%, 2/01/45 .......................................... 250,000 96,252
GO , 2026 A , 5.52%, 2/01/47 .......................................... 175,000 58,457
North St. Paul-Maplewood-Oakdale Independent School District No. 622 ,
GO , 2019 A , 3% , 2/01/42 ............................................ 4,975,000 3,986,438
GO , 2019 A , 3% , 2/01/46 ............................................ 17,965,000 13,815,809
Northland Learning Center No. 6076 ,
COP , 2026 A , 3.75% , 4/01/35 ......................................... 940,000 894,217
COP , 2026 A , 4.25% , 4/01/40 ......................................... 1,140,000 1,057,553
Osakis Independent School District No. 213 , GO , 2026 A , 4.5% , 2/01/52 .......... 1,000,000 965,968
Osseo Independent School District No. 279 , GO , 2024 A , 4% , 2/01/43 ............ 4,920,000 4,646,084
b
Prior Lake-Savage Independent School District No. 719 ,
GO , 2018 B , 3.21%, 2/01/27 ......................................... 3,545,000 3,497,590
GO , 2018 B , 3.29%, 2/01/28 ......................................... 10,055,000 9,602,647
GO , 2018 B , 3.81%, 2/01/30 ......................................... 9,010,000 7,926,846
GO , 2018 B , 4%, 2/01/31 ............................................ 5,310,000 4,464,586
Red Rock Central Independent School District No. 2884 , GO , 2022 A , 2.375% , 2/01/47 3,000,000 1,989,596
Redwood Area Schools Independent School District No. 2897 , GO , 2024 A , 4% ,
2/01/44 ......................................................... 2,000,000 1,857,671
Robbinsdale Independent School District No. 281 ,
GO , 2024 A , 4% , 2/01/43 ............................................ 500,000 479,228
GO , 2024 A , 4% , 2/01/44 ............................................ 450,000 425,289
GO , 2024 A , 4% , 2/01/45 ............................................ 415,000 389,630
Rosemount-Apple Valley-Eagan Independent School District No. 196 , GO , 2023 A , 4% ,
2/01/44 ......................................................... 2,000,000 1,884,198
Roseville Independent School District No. 623 ,
GO , 2018 A , 4% , 2/01/35 ............................................ 4,900,000 4,908,186
GO , 2018 A , 4% , 2/01/37 ............................................ 5,000,000 5,001,256
b
Sartell-St. Stephen Independent School District No. 748 ,
GO , 2016 B , 4.55%, 2/01/36 ......................................... 3,000,000 1,971,843
GO , 2016 B , 4.68%, 2/01/37 ......................................... 2,820,000 1,751,345
GO , 2016 B , 4.8%, 2/01/38 .......................................... 5,220,000 3,057,303
Sauk Centre Public Utilities Commission ,
Electric , Revenue , 2024 A , AG Insured , 4.25% , 12/01/44 .................... 395,000 383,460
Electric , Revenue , 2024 A , AG Insured , 4.5% , 12/01/53 ..................... 335,000 313,710
Sauk Rapids-Rice Independent School District No. 47 ,
GO , 2026 A , 4% , 2/01/41 ............................................ 1,000,000 980,313
GO , 2026 A , 4.25% , 2/01/45 .......................................... 1,000,000 982,261
a
Scott County Community Development Agency , Spero BP Senior LLC , Revenue,
Senior Lien , 144A, 2022 A , 5.25% , 8/01/37 ............................... 8,000,000 7,974,176
South Washington County Independent School District No. 833 ,
GO , 2026 A , Refunding , 4% , 2/01/44 ................................... 2,000,000 1,823,365
GO , 2026 A , Refunding , 4% , 2/01/46 ................................... 2,000,000 1,856,160

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Southern Minnesota Municipal Power Agency ,
b
Revenue , 1994 A , NATL Insured , 3.43%, 1/01/27 .......................... $ 2,600,000 $ 2,570,279
Revenue , 2017 A , 5% , 1/01/47 ........................................ 1,315,000 1,325,164
Revenue , 2025 A , Refunding , 5% , 1/01/45 ............................... 400,000 421,260
Revenue , 2025 A , Refunding , 5% , 1/01/46 ............................... 500,000 524,451
St. Francis Independent School District No. 15 , GO , 2018 A , 3.5% , 2/01/41 ........ 3,350,000 2,940,737
St. Paul Port Authority ,
District Energy St. Paul Obligated Group , Revenue , 2021-1 , Refunding , 3% , 10/01/34 300,000 278,171
District Energy St. Paul Obligated Group , Revenue , 2023-3 , 4.75% , 10/01/43 ..... 1,000,000 995,485
District Energy St. Paul Obligated Group , Revenue , 2023-4 , 5.25% , 10/01/42 ..... 1,000,000 1,012,878
State of Minnesota ,
GO , 2023 B , 4% , 8/01/43 ............................................ 4,745,000 4,521,106
Department of Iron Range Resources & Rehabilitation , Revenue , 2025 A , 5% ,
10/01/45 ....................................................... 1,000,000 1,027,855
Stearns County Housing & Redevelopment Authority , Revenue , 2021 A , Refunding ,
3% , 2/01/61 ...................................................... 1,105,000 718,875
University of Minnesota ,
Revenue , 2017 A , 5% , 9/01/40 ........................................ 1,240,000 1,252,435
Revenue , 2017 A , 5% , 9/01/41 ........................................ 3,000,000 3,027,101
Revenue , 2019 A , 5% , 4/01/39 ........................................ 3,055,000 3,139,194
Revenue , 2019 A , 5% , 4/01/40 ........................................ 2,110,000 2,162,334
Revenue , 2019 A , 5% , 4/01/41 ........................................ 6,045,000 6,182,335
Revenue , 2019 A , 5% , 4/01/44 ........................................ 2,000,000 2,036,697
Revenue , 2020 A , 5% , 11/01/39 ....................................... 2,000,000 2,079,183
Revenue , 2020 A , 5% , 11/01/42 ....................................... 1,230,000 1,271,628
Virginia Housing & Redevelopment Authority ,
County of St. Louis , Revenue , 2025 A , 5% , 4/01/50 ........................ 670,000 671,307
County of St. Louis , Revenue , 2025 A , 5% , 4/01/55 ........................ 885,000 886,603
County of St. Louis , Revenue , 2025 A , 5% , 4/01/60 ........................ 1,130,000 1,115,214
Waconia Independent School District No. 110 , GO , 2025 A , Refunding , 4% , 2/01/41 . 1,270,000 1,242,304
b
Watertown-Mayer Independent School District No. 111 ,
GO , 2020 A , 4.49%, 2/01/33 .......................................... 470,000 354,556
GO , 2020 A , 4.61%, 2/01/34 .......................................... 2,470,000 1,767,686
GO , 2020 A , 5%, 2/01/37 ............................................ 2,470,000 1,484,846
West St. Paul-Mendota Heights-Eagan Independent School District No. 197 , GO , 2018
A , 4% , 2/01/34 .................................................... 2,655,000 2,662,532
Western Minnesota Municipal Power Agency , Revenue , 2018 A , 5% , 1/01/49 ....... 5,000,000 5,028,852
Zumbro Education District ,
COP , 2021 A , 4% , 2/01/32 ........................................... 200,000 197,545
COP , 2021 A , 4% , 2/01/33 ........................................... 150,000 147,155
COP , 2021 A , 4% , 2/01/34 ........................................... 125,000 121,691
COP , 2021 A , 2.125% , 2/01/35 ........................................ 325,000 263,823
COP , 2021 A , 4% , 2/01/38 ........................................... 390,000 361,473
COP , 2021 A , 4% , 2/01/41 ........................................... 635,000 545,058
551,567,063
South Carolina 0.6%
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,500,000 3,041,956
Texas 0.5%
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 4,000,000 3,009,044
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 2,100,000 1,796,978

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin 0.3%
a
Public Finance Authority , Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 .............. $ 2,100,000 $ 1,711,015
Total Municipal Bonds (Cost $ 598,935,772 ) .....................................
568,032,771
a a a a
Short Term Investments 0.1%
Municipal Bonds 0.1%
Minnesota 0.1%
d
City of Rochester , Mayo Clinic , Revenue , 2025 D , LOC Barclays Bank plc , Daily VRDN
and Put , 2.8% , 11/15/64 ............................................. 700,000 700,000
Total Municipal Bonds (Cost $ 700,000 ) .........................................
700,000
Total Short Term Investments (Cost $ 700,000 ) ..................................
700,000
a
Total Investments (Cost $ 599,635,772 ) 99.4% ...................................
$568,732,771
Other Assets, less Liabilities 0.6% .............................................
3,348,821
Net Assets 100.0% ...........................................................
$572,081,592
See Abbreviations on page 347 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2026, the aggregate value of these securities was $35,334,338, representing 6.2% of net assets.
b
The rate shown represents the yield at period end.
c
The maturity date shown represents the mandatory put date.
d
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.52 $10.49 $10.47 $10.27 $11.48 $11.85
Income from investment operations
b
:
Net investment income
c
............. 0.19 0.36 0.35 0.34 0.31 0.28
Net realized and unrealized gains (losses) (0.34) 0.02 0.02 0.20 (1.22) (0.37)
Total from investment operations ........ (0.15) 0.38 0.37 0.54 (0.91) (0.09)
Less distributions from:
Net investment income .............. (0.18) (0.35) (0.35) (0.34) (0.30) (0.28)
Net asset value, end of period .......... $10.19 $10.52 $10.49 $10.47 $10.27 $11.48
Total return
d
....................... (1.40)% 3.82% 3.55% 5.34% (7.92)% (0.84)%
Ratios to average net assets
e
Expenses ......................... 0.83% 0.84%
f
0.82%
g
0.83%
g
0.82%
g
0.81%
g
Net investment income ............... 3.53% 3.53% 3.31% 3.30% 2.90% 2.33%
Supplemental data
Net assets , end of period (000’s) ........ $189,769 $196,841 $186,969 $180,411 $166,355 $208,059
Portfolio turnover rate ................ 7.00% 12.36% 7.70% 15.60% 26.78% 21.64%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.52 $10.49 $10.46 $10.27 $11.48 $11.84
Income from investment operations
b
:
Net investment income
c
............. 0.19 0.38 0.36 0.35 0.32 0.30
Net realized and unrealized gains (losses) (0.34) 0.02 0.03 0.19 (1.21) (0.36)
Total from investment operations ........ (0.15) 0.40 0.39 0.54 (0.89) (0.06)
Less distributions from:
Net investment income .............. (0.19) (0.37) (0.36) (0.35) (0.32) (0.30)
Net asset value, end of period .......... $10.18 $10.52 $10.49 $10.46 $10.27 $11.48
Total return
d
....................... (1.42)% 3.98% 3.81% 5.40% (7.78)% (0.60)%
Ratios to average net assets
e
Expenses ......................... 0.68% 0.69%
f
0.67%
g
0.68%
g
0.67%
g
0.66%
g
Net investment income ............... 3.68% 3.68% 3.46% 3.44% 3.05% 2.49%
Supplemental data
Net assets , end of period (000’s) ........ $283,289 $305,135 $353,894 $399,059 $439,718 $588,698
Portfolio turnover rate ................ 7.00% 12.36% 7.70% 15.60% 26.78% 21.64%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.62 $10.60 $10.57 $10.37 $11.60 $11.97
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.32 0.30 0.29 0.26 0.23
Net realized and unrealized gains (losses) (0.33) 0.01 0.03 0.20 (1.23) (0.37)
Total from investment operations ........ (0.17) 0.33 0.33 0.49 (0.97) (0.14)
Less distributions from:
Net investment income .............. (0.16) (0.31) (0.30) (0.29) (0.26) (0.23)
Net asset value, end of period .......... $10.29 $10.62 $10.60 $10.57 $10.37 $11.60
Total return
d
....................... (1.58)% 3.27% 3.19% 4.87% (8.38)% (1.23)%
Ratios to average net assets
e
Expenses ......................... 1.22% 1.23%
f
1.22%
g
1.23%
g
1.22%
g
1.20%
g
Net investment income ............... 3.09% 3.09% 2.86% 2.83% 2.45% 1.91%
Supplemental data
Net assets , end of period (000’s) ........ $8,864 $10,555 $15,414 $23,851 $33,334 $52,654
Portfolio turnover rate ................ 7.00% 12.36% 7.70% 15.60% 26.78% 21.64%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.53 $10.50 $10.47 $10.28 $11.49 $11.85
Income from investment operations
b
:
Net investment income
c
............. 0.20 0.39 0.38 0.37 0.34 0.31
Net realized and unrealized gains (losses) (0.34) 0.02 0.02 0.19 (1.22) (0.36)
Total from investment operations ........ (0.14) 0.41 0.40 0.56 (0.88) (0.05)
Less distributions from:
Net investment income .............. (0.20) (0.38) (0.37) (0.37) (0.33) (0.31)
Net asset value, end of period .......... $10.19 $10.53 $10.50 $10.47 $10.28 $11.49
Total return
d
....................... (1.34)% 4.11% 3.94% 5.53% (7.65)% (0.47)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.54% 0.55% 0.55% 0.55% 0.54% 0.53%
Expenses net of waiver and payments by
affiliates .......................... 0.54% 0.55% 0.55%
f
0.55%
f,g
0.54%
f,g
0.52%
f
Net investment income ............... 3.83% 3.82% 3.59% 3.57% 3.17% 2.61%
Supplemental data
Net assets , end of period (000’s) ........ $42,334 $39,614 $31,167 $22,474 $20,620 $33,747
Portfolio turnover rate ................ 7.00% 12.36% 7.70% 15.60% 26.78% 21.64%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.52 $10.50 $10.47 $10.27 $11.49 $11.85
Income from investment operations
b
:
Net investment income
c
............. 0.20 0.39 0.37 0.36 0.33 0.31
Net realized and unrealized gains (losses) (0.33) 0.01 0.03 0.20 (1.22) (0.36)
Total from investment operations ........ (0.13) 0.40 0.40 0.56 (0.89) (0.05)
Less distributions from:
Net investment income .............. (0.20) (0.38) (0.37) (0.36) (0.33) (0.31)
Net asset value, end of period .......... $10.19 $10.52 $10.50 $10.47 $10.27 $11.49
Total return
d
....................... (1.27)% 3.98% 3.91% 5.61% (7.77)% (0.50)%
Ratios to average net assets
e
Expenses ......................... 0.58% 0.59%
f
0.57%
g
0.58%
g
0.57%
g
0.56%
g
Net investment income ............... 3.78% 3.78% 3.56% 3.54% 3.15% 2.59%
Supplemental data
Net assets , end of period (000’s) ........ $81,433 $81,483 $79,685 $67,832 $70,684 $86,643
Portfolio turnover rate ................ 7.00% 12.36% 7.70% 15.60% 26.78% 21.64%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2026
Franklin Missouri Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.2%
Florida 1.8%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. $ 5,544,000 $ 4,900,249
a
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 850,000 580,311
a ,b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 6.56%, 3/01/29 ........................................... 6,200,000 5,289,889
10,770,449
Georgia 0.3%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 540,000 552,695
b
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.7%, 12/01/45 ................... 2,355,000 1,169,229
1,721,924
Missouri 89.9%
Affton School District No. 101 , GO , 2017 A , 5% , 3/01/36 ...................... 300,000 302,032
Bi-State Development Agency of the Missouri-Illinois Metropolitan District , Revenue ,
2020 A , Refunding , 4% , 10/01/44 ...................................... 4,500,000 4,191,232
Cape Girardeau County Industrial Development Authority ,
Mercy Health , Revenue , 2021 , 4% , 3/01/41 .............................. 3,010,000 2,821,014
Mercy Health , Revenue , 2021 , 3% , 3/01/46 .............................. 3,000,000 2,324,790
Mercy Health , Revenue , 2021 , 4% , 3/01/46 .............................. 3,500,000 3,206,802
Procter & Gamble Co. (The) , Revenue , 1998 , 5.3% , 5/15/28 .................. 6,875,000 6,891,422
St. Francis Obligated Group , Revenue , 2016 , Refunding , 5% , 6/01/39 .......... 7,110,000 7,112,707
Cape Girardeau School District No. 63 , GO , 2026 A , 5% , 3/01/46 ............... 700,000 727,073
Cass County Reorganized School District No. R-2 , GO , 2026 , 5% , 3/01/46 ........ 1,600,000 1,668,047
City of Harrisonville ,
COP , 2023 A , Refunding , 4.375% , 3/01/43 ............................... 1,000,000 995,868
COP , 2023 A , Refunding , 4.5% , 3/01/48 ................................. 2,000,000 1,944,693
COP , 2023 A , Refunding , 4.625% , 3/01/53 ............................... 2,000,000 1,897,445
City of Kansas City ,
GO , 2024 A , 4% , 2/01/44 ............................................ 1,700,000 1,581,322
GO , 2026 A , 4.25% , 2/01/46 .......................................... 1,000,000 955,063
Sanitary Sewer System , Revenue , 2023 A , 4% , 1/01/48 ..................... 5,000,000 4,675,435
Sanitary Sewer System , Revenue , 2024 A , 4% , 1/01/49 ..................... 3,500,000 3,237,415
Sanitary Sewer System , Revenue, Sub. Lien , 2018 A , 4% , 1/01/35 ............. 1,500,000 1,506,224
Water , Revenue , 2023 A , 4% , 12/01/47 ................................. 2,120,000 1,994,274
City of Kirkwood ,
COP , 2024 A , 4.25% , 4/01/50 ......................................... 535,000 479,443
COP , 2024 A , 4.25% , 4/01/54 ......................................... 1,700,000 1,496,481
City of Marshfield , Waterworks & Sewer System , Revenue , 2020 B , AG Insured , 5% ,
2/01/47 ......................................................... 1,775,000 1,788,752
City of Republic ,
Revenue , 2022 , 3% , 5/01/47 ......................................... 5,000,000 3,785,991
Revenue , 2023 , 4.5% , 5/01/41 ........................................ 1,000,000 974,260
Revenue , 2023 , 4.5% , 5/01/44 ........................................ 1,000,000 965,287
City of Springfield ,
Revenue , 2023 , 4.375% , 11/01/42 ..................................... 500,000 500,285
Public Utility , COP , 2025 , 4% , 11/01/47 .................................. 20,000,000 18,107,638
City of St. Charles , COP , 2020 B , Refunding , 3% , 2/01/39 ..................... 1,000,000 854,816
City of St. Louis ,
Airport , Revenue , 2005 , Refunding , NATL Insured , 5.5% , 7/01/29 .............. 13,070,000 14,028,196
Airport , Revenue , 2017 D , Refunding , AG Insured , 5% , 7/01/35 ............... 1,000,000 1,008,069
Airport , Revenue , 2017 D , Refunding , AG Insured , 5% , 7/01/36 ............... 2,125,000 2,140,158
Airport , Revenue , 2019 C , Refunding , 5% , 7/01/27 ......................... 1,705,000 1,736,137
Airport , Revenue , 2024 A , AG Insured , 5.25% , 7/01/49 ...................... 7,730,000 7,991,939

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
City of St. Louis, (continued)
Airport , Revenue , 2024 A , AG Insured , 5.25% , 7/01/54 ...................... $ 2,000,000 $ 2,049,363
City of University City , COP , 2024 , 5% , 4/01/49 ............................. 1,205,000 1,222,695
Clay County Reorganized School District No. R-1 ,
GO , 2017 , 3% , 3/01/36 ............................................. 1,540,000 1,414,926
GO , 2017 , 3.125% , 3/01/37 .......................................... 1,855,000 1,695,452
Community College District of Central Southwest Missouri ,
COP , 2021 , 3% , 3/01/40 ............................................. 575,000 477,927
COP , 2021 , 3% , 3/01/41 ............................................. 400,000 327,123
County of Jackson ,
Revenue , 2023 A , 4.25% , 12/01/53 .................................... 2,660,000 2,421,508
Revenue , 2023 A , 5.25% , 12/01/58 .................................... 8,925,000 9,079,561
County of Phelps ,
Phelps County Regional Medical Center , Revenue , 2025 , 5.375% , 12/01/50 ...... 2,500,000 2,465,194
Phelps County Regional Medical Center , Revenue , 2025 , 6% , 12/01/55 ......... 2,500,000 2,589,772
Ferguson Reorganized School District No. R-2 ,
GO , 2018 , 4% , 5/01/32 ............................................. 1,000,000 1,002,161
GO , 2018 , 5% , 5/01/38 ............................................. 2,250,000 2,263,229
Fox C-6 School District , GO , 2026 , Refunding , 5% , 3/01/46 .................... 750,000 786,639
Hannibal Board of Public Works ,
COP , 2022 , 3.625% , 4/01/44 ......................................... 1,000,000 851,681
COP , 2022 , 3.75% , 4/01/47 .......................................... 1,000,000 844,785
Health & Educational Facilities Authority of the State of Missouri ,
Bethesda Health Group, Inc. Obligated Group , Revenue , 2015 , 5% , 8/01/40 ...... 1,650,000 1,630,902
Bethesda Health Group, Inc. Obligated Group , Revenue , 2015 , 5% , 8/01/45 ...... 1,300,000 1,267,807
BJC Healthcare Obligated Group , Revenue , 2016 , Refunding , 5% , 11/15/34 ...... 4,030,000 4,058,129
BJC Healthcare Obligated Group , Revenue , 2018 A , Refunding , 5% , 11/15/43 .... 2,000,000 2,029,254
BJC Healthcare Obligated Group , Revenue , 2021 A , Refunding , 3% , 7/01/51 ..... 13,000,000 9,373,259
BJC Healthcare Obligated Group , Revenue , 2025 A , 4.25% , 4/01/55 ........... 5,000,000 4,445,516
CoxHealth Obligated Group , Revenue , 2019 A , 4% , 11/15/44 ................. 5,000,000 4,608,007
Kansas City University , Revenue , 2017 A , 5% , 6/01/42 ...................... 2,800,000 2,811,098
Kansas City University , Revenue , 2017 A , 5% , 6/01/47 ...................... 4,875,000 4,884,436
Lake Regional Health System Obligated Group , Revenue , 2021 , Refunding , 3% ,
2/15/40 ........................................................ 2,060,000 1,553,356
Lake Regional Health System Obligated Group , Revenue , 2021 , Refunding , 3% ,
2/15/46 ........................................................ 5,590,000 3,750,134
Lutheran Senior Services Obligated Group , Revenue , 2016 A , 5% , 2/01/46 ....... 4,000,000 3,988,866
Lutheran Senior Services Obligated Group , Revenue , 2016 B , Refunding , 5% ,
2/01/46 ........................................................ 11,575,000 11,542,782
Lutheran Senior Services Obligated Group , Revenue , 2019 A , 5% , 2/01/34 ....... 2,000,000 2,042,071
Lutheran Senior Services Obligated Group , Revenue , 2019 A , 5% , 2/01/42 ....... 1,750,000 1,762,932
Lutheran Senior Services Obligated Group , Revenue , 2019 C , Refunding , 4% ,
2/01/33 ........................................................ 1,730,000 1,734,876
Lutheran Senior Services Obligated Group , Revenue , 2021 , 4% , 2/01/30 ........ 2,035,000 2,062,050
Lutheran Senior Services Obligated Group , Revenue , 2021 , 4% , 2/01/42 ........ 4,900,000 4,385,735
Lutheran Senior Services Obligated Group , Revenue , 2024 A , Refunding , 5.25% ,
2/01/44 ........................................................ 1,050,000 1,074,506
Lutheran Senior Services Obligated Group , Revenue , 2024 A , Refunding , 5.25% ,
2/01/54 ........................................................ 1,750,000 1,717,966
Maryville University of St. Louis , Revenue , 2015 , 5% , 6/15/44 ................. 5,000,000 4,710,458
Maryville University of St. Louis , Revenue , 2019 A , 5% , 6/15/45 ............... 4,000,000 3,757,606
Maryville University of St. Louis , Revenue , 2022 A , Refunding , 3.125% , 6/15/38 ... 2,300,000 1,909,253
Maryville University of St. Louis , Revenue , 2022 A , Refunding , 3.375% , 6/15/45 ... 1,000,000 741,326
Maryville University of St. Louis , Revenue , 2025 A , 5.25% , 6/15/35 ............. 2,610,000 2,729,027
Maryville University of St. Louis , Revenue , 2025 A , 5% , 6/15/40 ............... 1,935,000 1,896,904
Maryville University of St. Louis , Revenue , 2025 A , 5.5% , 6/15/47 .............. 3,000,000 2,931,643
Mercy Health , Revenue , 2012 , 4% , 11/15/42 ............................. 8,000,000 7,435,890

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri, (continued)
Mercy Health , Revenue , 2017 C , Refunding , 5% , 11/15/42 ................... $ 9,720,000 $ 9,790,649
Mercy Health , Revenue , 2017 C , Refunding , 4% , 11/15/47 ................... 10,000,000 8,800,222
Mercy Health , Revenue , 2020 , 4% , 6/01/53 .............................. 2,000,000 1,695,826
Mercy Health , Revenue , 2023 , 5% , 12/01/52 ............................. 18,000,000 18,105,224
Mosaic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 2/15/54 4,000,000 3,308,068
SSM Health Care Obligated Group , Revenue , 2018 A , 5% , 6/01/48 ............ 13,500,000 13,570,349
SSM Health Care Obligated Group , Revenue , 2022 A , 5% , 6/01/52 ............ 5,000,000 4,950,657
St. Louis University , Revenue , 2017 A , 5% , 10/01/42 ....................... 9,200,000 9,236,325
St. Louis University , Revenue , 2017 A , 5% , 10/01/47 ....................... 11,490,000 11,516,375
Howard Bend Levee District ,
Special Tax , 2021 , 2.75% , 3/01/31 ..................................... 385,000 353,764
Special Tax , 2021 , 3% , 3/01/36 ....................................... 500,000 415,495
Special Tax , 2021 , 3.125% , 3/01/41 .................................... 1,000,000 770,018
Special Tax , 2022 , 3.375% , 3/01/32 .................................... 75,000 69,738
Special Tax , 2022 , 3.5% , 3/01/37 ...................................... 175,000 149,611
Special Tax , 2022 , 3.625% , 3/01/42 .................................... 200,000 158,578
Jackson County Reorganized School District No. 7 , GO , 2026 , 5% , 3/01/46 ........ 3,000,000 3,127,588
Jefferson County School District No. R-VI ,
Festus , COP , 2021 B , 3% , 4/01/42 ..................................... 500,000 408,165
Festus , COP , 2021 B , 3% , 4/01/44 ..................................... 1,500,000 1,187,533
Festus , COP , 2021 B , 2.375% , 4/01/46 .................................. 2,000,000 1,264,518
Joplin Industrial Development Authority ,
Freeman Health System Obligated Group , Revenue , 2024 , Refunding , 4% , 2/15/43 510,000 454,140
Freeman Health System Obligated Group , Revenue , 2024 , Refunding , 4% , 2/15/44 380,000 336,182
Kansas City Industrial Development Authority ,
Revenue , 2011 A , 5.5% , 9/01/29 ...................................... 4,585,000 4,604,046
Revenue , 2011 A , 5.5% , 9/01/30 ...................................... 11,015,000 11,060,755
Revenue , 2011 A , Refunding , 5% , 9/01/32 ............................... 3,000,000 3,011,189
City of Kansas City Airport , Revenue , 2019 B , 5% , 3/01/46 ................... 30,680,000 30,682,672
City of Kansas City Airport , Revenue , 2019 B , AG Insured , 5% , 3/01/49 ......... 8,000,000 7,939,865
City of Kansas City Airport , Revenue , 2019 B , 5% , 3/01/54 ................... 5,090,000 5,010,596
Lebanon Reorganized School District No. R-3 , GO , 2024 , 4% , 3/01/44 ........... 4,000,000 3,824,600
Maplewood-Richmond Heights School District , GO , 2025 , 5% , 3/01/45 ........... 1,390,000 1,429,461
Metropolitan St. Louis Sewer District ,
Revenue , 2017 A , Refunding , 5% , 5/01/47 ............................... 5,000,000 5,025,482
Revenue , 2025 C , Refunding , 5% , 5/01/38 ............................... 10,000,000 10,949,347
Revenue , 2025 C , Refunding , 5% , 5/01/39 ............................... 5,330,000 5,759,523
Missouri Development Finance Board ,
Revenue , 2026 , 4.125% , 10/01/44 ..................................... 2,515,000 2,393,295
City of Independence , Revenue , 2021 , Refunding , 5% , 3/01/30 ............... 930,000 953,476
City of Independence , Revenue , 2021 , Refunding , 3% , 3/01/46 ............... 2,640,000 1,759,699
City of Independence , Revenue , 2021 , Refunding , 4% , 3/01/51 ............... 9,445,000 7,257,578
City of Independence , Revenue , 2025 A , AG Insured , 5% , 12/01/54 ............ 1,225,000 1,231,811
Procter & Gamble Co. (The) , Revenue , 1999 , 5.2% , 3/15/29 .................. 3,000,000 3,135,985
Zoological Subdistrict of the Metropolitan Zoo Park & Museum District of St. Louis ,
Revenue , 2022 , 5.25% , 5/01/55 ..................................... 2,500,000 2,548,338
Missouri Housing Development Commission ,
Revenue , 2018 B , GNMA Insured , 4% , 11/01/38 ........................... 785,000 763,275
Revenue , 2020 C , GNMA Insured , 2.4% , 11/01/45 ......................... 2,010,000 1,407,305
Revenue , 2020 D , GNMA Insured , 2.55% , 11/01/50 ........................ 2,715,000 1,831,724
Revenue , 2021 B , GNMA Insured , 2.3% , 11/01/51 ......................... 7,220,000 4,518,923
Revenue , 2022 A , GNMA Insured , 3.125% , 11/01/42 ....................... 3,425,000 2,776,427
Revenue , 2022 C , GNMA Insured , 4.3% , 11/01/47 ......................... 1,900,000 1,790,348
Revenue , 2022 C , GNMA Insured , 4.35% , 11/01/52 ........................ 2,370,000 2,161,159
Revenue , 2024 G , GNMA Insured , 4.5% , 11/01/54 ......................... 3,725,000 3,485,066
Revenue , 2026 A , GNMA Insured , 4.7% , 11/01/56 ......................... 2,900,000 2,781,879

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Missouri Housing Development Commission, (continued)
Revenue , 2026 C , GNMA Insured , 4.8% , 11/01/56 ......................... $ 5,000,000 $ 4,866,510
Missouri Joint Municipal Electric Utility Commission , MoPEP 1 Pool Fund , Revenue ,
2018 , 5% , 12/01/43 ................................................ 2,000,000 2,008,182
Moberly School District No. 81 ,
GO , 2026 , 5% , 3/01/45 ............................................. 500,000 517,961
GO , 2026 , 5% , 3/01/46 ............................................. 375,000 386,258
Move Rolla Transportation Development District , Revenue , 2017 , 4.75% , 6/01/47 ... 5,050,000 4,688,552
Poplar Bluff Regional Transportation Development District ,
Sales Tax , Revenue , 2023 B , Refunding , 3.375% , 12/01/31 .................. 615,000 592,917
Sales Tax , Revenue , 2023 B , Refunding , 4% , 12/01/37 ...................... 2,600,000 2,395,375
Republic School District No. R-3 , GO , 2023 , 4% , 3/01/43 ...................... 1,470,000 1,391,517
Springfield School District No. R-12 , GO , 2023 , 4% , 3/01/43 ................... 2,000,000 1,949,117
c
St. Charles County , Public Water Supply District No. 2 , COP , 2026 B , 5.25% , 12/01/51 3,000,000 3,054,031
St. Charles County Public Water Supply District No. 2 ,
COP , 2022 , 4% , 12/01/44 ............................................ 5,000,000 4,700,797
COP , 2024 , 5.25% , 12/01/46 ......................................... 5,000,000 5,189,249
St. Charles County School District No. R-IV Wentzville , GO , 2018 , Pre-Refunded , 4% ,
3/01/38 ......................................................... 5,000,000 5,034,347
St. Louis County Industrial Development Authority ,
Friendship Village St. Louis Obligated Group , Revenue , 2013 A , 5.875% , 9/01/43 .. 7,000,000 7,005,478
Friendship Village St. Louis Obligated Group , Revenue , 2017 , Refunding , 5% ,
9/01/48 ........................................................ 7,095,000 6,857,846
St. Louis Land Clearance for Redevelopment Authority ,
Revenue , 2021 , 2.25% , 7/15/41 ....................................... 3,845,000 2,711,669
Revenue , 2021 A , Refunding , 2.125% , 4/01/39 ............................ 5,290,000 4,079,570
City of St. Louis , Revenue , 2022 C , 5% , 6/01/36 ........................... 2,025,000 2,066,857
City of St. Louis , Revenue , 2022 C , 5% , 6/01/41 ........................... 2,000,000 2,001,955
City of St. Louis , Revenue , 2022 C , 5.125% , 6/01/46 ....................... 2,600,000 2,551,897
St. Louis Municipal Finance Corp. ,
City of St. Louis , Revenue , 2020 , AG Insured , 5% , 10/01/45 .................. 5,685,000 5,771,306
City of St. Louis , Revenue , 2020 , AG Insured , 5% , 10/01/49 .................. 2,175,000 2,193,276
St. Louis Municipal Library District , COP , 2020 , Refunding , BAM Insured , 4% , 3/15/48 2,500,000 2,257,174
St. Louis School District , GO , 2023 , AG Insured , 4% , 4/01/43 .................. 7,000,000 6,794,138
Strafford Reorganized School District No. R-VI , GO , 2023 , 4% , 3/01/43 ........... 4,000,000 3,852,117
Waynesville R-VI School District , COP , 2025 , 4.625% , 4/15/50 ................. 10,000,000 9,717,078
544,616,138
Oregon 0.2%
a
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 1,400,000 1,428,595
Texas 0.7%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 2,000,000 1,839,985
Lake Houston Redevelopment Authority , City of Houston Reinvestment Zone No. 10 ,
Revenue , 2021 , Refunding , 2.5% , 9/01/41 ............................... 525,000 334,042
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,200,000 2,407,236
4,581,263
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,900,000 1,625,838
Wisconsin 2.5%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 2,530,000 2,587,449
a
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,900,000 1,548,061

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
b
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. $ 10,690,000 $ 5,324,611
a
FAH Tree House LLC , Revenue , 144A, 2023 A , 6.5% , 8/01/53 ................ 1,500,000 1,338,298
a,b
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 4,825,000 3,079,353
a
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,500,000 1,484,535
15,362,307
U.S. Territories 2.5%
Guam 1.0%
Guam Government Waterworks Authority , Guam Waterworks Authority Water and
Wastewater System , Revenue , 2020 A , 5% , 1/01/50 ........................ 5,790,000 5,831,625
Puerto Rico 1.5%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,750,000 1,760,219
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 1,404,000 1,328,582
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 6,000,000 5,822,910
8,911,711
Total U.S. Territories .................................................................... 14,743,336
Total Municipal Bonds (Cost $ 625,428,895 ) .....................................
594,849,850
a a a a
Short Term Investments 0.6%
Municipal Bonds 0.6%
Missouri 0.6%
d
Health & Educational Facilities Authority of the State of Missouri , SSM Health Care
Obligated Group , Revenue , 2014 F , Daily VRDN and Put , 3% , 6/01/44 .......... 3,600,000 3,600,000
Total Municipal Bonds (Cost $ 3,600,000 ) .......................................
3,600,000
Total Short Term Investments (Cost $ 3,600,000 ) .................................
3,600,000
a
Total Investments (Cost $ 629,028,895 ) 98.8% ...................................
$598,449,850
Other Assets, less Liabilities 1.2% .............................................
7,239,019
Net Assets 100.0% ...........................................................
$605,688,869
See Abbreviations on page 347 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2026, the aggregate value of these securities was $18,782,116, representing 3.1% of net assets.
b
The rate shown represents the yield at period end.
c
Security purchased on a when-issued basis. See Note 1(b).
d
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.47 $10.37 $10.36 $10.11 $11.18 $11.46
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.31 0.31 0.30 0.28 0.27
Net realized and unrealized gains (losses) (0.32) 0.10 0.01 0.25 (1.08) (0.28)
Total from investment operations ........ (0.16) 0.41 0.32 0.55 (0.80) (0.01)
Less distributions from:
Net investment income .............. (0.16) (0.31) (0.31) (0.30) (0.27) (0.27)
Net asset value, end of period .......... $10.15 $10.47 $10.37 $10.36 $10.11 $11.18
Total return
d
....................... (1.51)% 4.10% 3.10% 5.55% (7.13)% (0.18)%
Ratios to average net assets
e
Expenses ......................... 0.84% 0.85%
f
0.83%
g
0.83%
g
0.83%
g
0.82%
g
Net investment income ............... 3.11% 3.10% 2.95% 2.97% 2.68% 2.30%
Supplemental data
Net assets , end of period (000’s) ........ $249,821 $252,147 $139,583 $131,477 $120,101 $141,419
Portfolio turnover rate ................ 5.47% 18.26% 13.53% 10.78% 12.46% 7.69%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.45 $10.36 $10.35 $10.10 $11.16 $11.45
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.33 0.32 0.32 0.29 0.28
Net realized and unrealized gains (losses) (0.31) 0.09 0.01 0.25 (1.06) (0.29)
Total from investment operations ........ (0.14) 0.42 0.33 0.57 (0.77) (0.01)
Less distributions from:
Net investment income .............. (0.17) (0.33) (0.32) (0.32) (0.29) (0.28)
Net asset value, end of period .......... $10.14 $10.45 $10.36 $10.35 $10.10 $11.16
Total return
d
....................... (1.35)% 4.16% 3.26% 5.71% (6.91)% (0.11)%
Ratios to average net assets
e
Expenses ......................... 0.69% 0.70%
f
0.68%
g
0.68%
g
0.68%
g
0.67%
g
Net investment income ............... 3.27% 3.25% 3.10% 3.12% 2.83% 2.45%
Supplemental data
Net assets , end of period (000’s) ........ $252,250 $271,483 $304,010 $340,681 $372,268 $464,256
Portfolio turnover rate ................ 5.47% 18.26% 13.53% 10.78% 12.46% 7.69%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.60 $10.50 $10.49 $10.23 $11.31 $11.60
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.27 0.26 0.26 0.23 0.22
Net realized and unrealized gains (losses) (0.32) 0.10 0.01 0.26 (1.08) (0.29)
Total from investment operations ........ (0.18) 0.37 0.27 0.52 (0.85) (0.07)
Less distributions from:
Net investment income .............. (0.14) (0.27) (0.26) (0.26) (0.23) (0.22)
Net asset value, end of period .......... $10.28 $10.60 $10.50 $10.49 $10.23 $11.31
Total return
d
....................... (1.69)% 3.63% 2.64% 5.15% (7.51)% (0.66)%
Ratios to average net assets
e
Expenses ......................... 1.23% 1.24%
f
1.22%
g
1.23%
g
1.23%
g
1.22%
g
Net investment income ............... 2.67% 2.65% 2.51% 2.52% 2.23% 1.87%
Supplemental data
Net assets , end of period (000’s) ........ $11,924 $13,675 $19,978 $30,725 $40,433 $58,632
Portfolio turnover rate ................ 5.47% 18.26% 13.53% 10.78% 12.46% 7.69%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.47 $10.37 $10.36 $10.11 $11.17 $11.46
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.35 0.34 0.33 0.31 0.30
Net realized and unrealized gains (losses) (0.32) 0.09 0.01 0.25 (1.07) (0.29)
Total from investment operations ........ (0.14) 0.44 0.35 0.58 (0.76) 0.01
Less distributions from:
Net investment income .............. (0.18) (0.34) (0.34) (0.33) (0.30) (0.30)
Net asset value, end of period .......... $10.15 $10.47 $10.37 $10.36 $10.11 $11.17
Total return
d
....................... (1.36)% 4.42% 3.40% 5.86% (6.77)% 0.03%
Ratios to average net assets
e
Expenses ......................... 0.52% 0.53% 0.54%
f
0.54%
f
0.54%
f
0.53%
f
Net investment income ............... 3.44% 3.41% 3.24% 3.27% 2.98% 2.59%
Supplemental data
Net assets , end of period (000’s) ........ $56,577 $52,585 $51,712 $41,529 $37,543 $35,920
Portfolio turnover rate ................ 5.47% 18.26% 13.53% 10.78% 12.46% 7.69%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.46 $10.37 $10.36 $10.11 $11.17 $11.46
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.34 0.33 0.33 0.30 0.30
Net realized and unrealized gains (losses) (0.30) 0.09 0.01 0.25 (1.06) (0.29)
Total from investment operations ........ (0.13) 0.43 0.34 0.58 (0.76) 0.01
Less distributions from:
Net investment income .............. (0.18) (0.34) (0.33) (0.33) (0.30) (0.30)
Net asset value, end of period .......... $10.15 $10.46 $10.37 $10.36 $10.11 $11.17
Total return
d
....................... (1.30)% 4.26% 3.36% 5.81% (6.81)% (0.01)%
Ratios to average net assets
e
Expenses ......................... 0.59% 0.60%
f
0.58%
g
0.58%
g
0.59%
g
0.57%
g
Net investment income ............... 3.37% 3.34% 3.20% 3.22% 2.97% 2.55%
Supplemental data
Net assets , end of period (000’s) ........ $239,968 $247,158 $245,037 $195,406 $191,534 $103,449
Portfolio turnover rate ................ 5.47% 18.26% 13.53% 10.78% 12.46% 7.69%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2026
Franklin New Jersey Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Residential REITs 0.2%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,600,000 $ 1,633,388
Total Corporate Bonds (Cost $ 1,600,000 ) .......................................
1,633,388
Municipal Bonds 94.3%
California 0.1%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 1,300,000 1,081,843
Delaware 1.8%
Delaware River & Bay Authority ,
Revenue , 2019 , Refunding , 4% , 1/01/44 ................................. 12,500,000 11,729,521
Revenue , 2021 , 4% , 1/01/46 ......................................... 1,750,000 1,603,621
Revenue , 2024 A , 5% , 1/01/49 ........................................ 1,335,000 1,366,093
14,699,235
Florida 1.1%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 4,536,000 4,009,295
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 850,000 580,311
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 6.56%, 3/01/29 ........................................... 5,350,000 4,564,662
9,154,268
Georgia 0.2%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 430,000 440,109
c
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.7%, 12/01/45 ................... 2,525,000 1,253,631
1,693,740
New Jersey 76.1%
Atlantic County Improvement Authority (The) , Stockton University , Revenue , 2021 A ,
AG Insured , 4% , 7/01/47 ............................................ 1,500,000 1,399,859
Camden County Improvement Authority (The) ,
b
Camden Prep, Inc. , Revenue , 144A, 2022 , 5% , 7/15/32 ..................... 250,000 258,525
b
Camden Prep, Inc. , Revenue , 144A, 2022 , 5% , 7/15/42 ..................... 1,770,000 1,723,229
b
Camden Prep, Inc. , Revenue , 144A, 2022 , 5% , 7/15/52 ..................... 3,000,000 2,782,971
KIPP Cooper Norcross Obligated Group , Revenue , 2022 , 6% , 6/15/47 .......... 1,700,000 1,760,547
KIPP Cooper Norcross Obligated Group , Revenue , 2022 , 6% , 6/15/52 .......... 2,100,000 2,155,660
Casino Reinvestment Development Authority, Inc. ,
Revenue , 2024 A , Refunding , AG Insured , 4% , 11/01/44 ..................... 1,350,000 1,268,333
Revenue , 2024 B , AG Insured , 5% , 11/01/42 ............................. 1,200,000 1,241,674
Revenue , 2024 B , AG Insured , 5% , 11/01/43 ............................. 825,000 850,997
Revenue , 2024 B , AG Insured , 5% , 11/01/44 ............................. 950,000 976,572
City of Newark ,
Mass Transit Access Tax , Revenue , 2022 , AG Insured , 5% , 11/15/42 ........... 1,000,000 1,052,674
Mass Transit Access Tax , Revenue , 2022 , AG Insured , 5.375% , 11/15/52 ........ 1,500,000 1,571,811
Mass Transit Access Tax , Revenue , 2022 , AG Insured , 6% , 11/15/62 ........... 1,000,000 1,078,595
County of Monmouth ,
GO , 2025 ABCE , 5% , 3/01/37 ........................................ 6,780,000 7,611,513
GO , 2025 ABCE , 5% , 3/01/38 ........................................ 3,580,000 3,961,791
Cumberland County Improvement Authority (The) ,
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/36 ............ 955,000 975,598
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/37 ............ 1,000,000 1,020,019
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/38 ............ 1,020,000 1,038,658
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/39 ............ 1,070,000 1,087,674

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
Cumberland County Improvement Authority (The), (continued)
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/44 ............ $ 5,725,000 $ 5,787,623
Essex County Improvement Authority ,
Friends of TEAM Academy Charter School Obligated Group , Revenue , 2021 , 4% ,
6/15/38 ........................................................ 1,645,000 1,564,935
Friends of TEAM Academy Charter School Obligated Group , Revenue , 2021 , 4% ,
6/15/51 ........................................................ 2,700,000 2,245,067
Friends of TEAM Academy Charter School Obligated Group , Revenue , 2021 , 4% ,
6/15/56 ........................................................ 4,925,000 3,976,391
b
North Star Academy Charter School of Newark, Inc. , Revenue , 144A, 2024 A ,
Refunding , 5% , 7/15/40 ............................................ 375,000 375,117
b
North Star Academy Charter School of Newark, Inc. , Revenue , 144A, 2024 A ,
Refunding , 5% , 7/15/54 ............................................ 500,000 468,165
Gloucester County Improvement Authority (The) ,
Rowan University , Revenue , 2019 , 4% , 7/01/37 ........................... 750,000 751,018
Rowan University , Revenue , 2019 , 4% , 7/01/38 ........................... 700,000 697,217
Rowan University , Revenue , 2019 , 4% , 7/01/39 ........................... 600,000 589,948
Rowan University , Revenue , 2019 , 5% , 7/01/44 ........................... 4,925,000 5,053,177
Rowan University , Revenue , 2019 , 4% , 7/01/48 ........................... 5,250,000 4,733,488
Rowan University , Revenue , 2024 , BAM Insured , 5% , 7/01/54 ................ 5,000,000 5,040,642
Rowan University , Revenue , 2025 , Refunding , 5% , 7/01/43 .................. 1,200,000 1,272,324
Rowan University , Revenue , 2025 , Refunding , 5% , 7/01/44 .................. 1,400,000 1,478,843
Hudson County Improvement Authority ,
Revenue , 2019 , Refunding , 4% , 1/01/40 ................................. 1,000,000 975,411
County of Hudson , Revenue , 2016 , 5.25% , 5/01/51 ........................ 6,000,000 6,003,065
Jersey City Municipal Utilities Authority ,
Revenue , 2026 D , BAM Insured , 5% , 10/15/56 ............................ 1,000,000 1,027,840
Sewer Fund , Revenue , 2025 E , BAM Insured , 5.75% , 10/15/55 ............... 1,350,000 1,458,453
Water Fund , Revenue , 2024 C , AG Insured , 5.25% , 10/15/54 ................. 1,500,000 1,558,531
Middlesex County Improvement Authority ,
b
H3 Residential Urban Renewal LLC , Revenue , 144A, 2026 , IA , 5.95% , 6/01/61 ... 5,000,000 5,072,470
Rutgers The State University of New Jersey , Revenue , 2023 A , 5% , 8/15/53 ...... 1,050,000 1,072,751
Monmouth County Improvement Authority (The) , Little Silver School District , Revenue ,
2022 C , 5% , 8/15/39 ............................................... 1,045,000 1,117,296
New Brunswick Parking Authority , Revenue , 2016 A , Refunding , BAM Insured , 5% ,
9/01/39 ......................................................... 5,000,000 5,003,380
New Jersey Economic Development Authority ,
Advanced Schools, Inc. , Revenue , 2025 , 5% , 11/01/35 ...................... 500,000 525,589
Advanced Schools, Inc. , Revenue , 2025 , 5% , 11/01/45 ...................... 675,000 665,908
Advanced Schools, Inc. , Revenue , 2025 , 5.125% , 11/01/55 .................. 900,000 852,657
Middlesex Water Co. , Revenue , 2019 , 4% , 8/01/59 ........................ 6,200,000 5,101,581
Middlesex Water Co. , Revenue , 2019 , 5% , 8/01/59 ........................ 7,245,000 7,258,053
d
New Jersey Natural Gas Co. , Revenue , 2005 C , Refunding , Mandatory Put , 3.75% ,
4/01/33 ........................................................ 750,000 748,190
Port Newark Container Terminal LLC , Revenue , 2017 , Refunding , 5% , 10/01/37 ... 250,000 251,953
Port Newark Container Terminal LLC , Revenue , 2017 , Refunding , 5% , 10/01/47 ... 19,175,000 19,075,854
Provident Group-Kean Properties LLC , Revenue , 2017 A , 5% , 7/01/32 .......... 640,000 640,969
Provident Group-Kean Properties LLC , Revenue , 2017 A , 5% , 7/01/37 .......... 600,000 596,626
Provident Group-Kean Properties LLC , Revenue , 2017 A , 5% , 7/01/47 .......... 1,500,000 1,418,097
Provident Group-Montclair Properties LLC , Revenue , 2017 , Refunding , AG Insured ,
5% , 6/01/42 .................................................... 6,000,000 6,035,713
Provident Group-Rowan Properties LLC , Revenue , A , 5% , 1/01/48 ............. 7,000,000 6,848,183
State of New Jersey , Revenue , 2005 N-1 , Refunding , NATL Insured , 5.5% , 9/01/27 8,660,000 8,905,295
State of New Jersey , Revenue , 2021 QQQ , 4% , 6/15/39 ..................... 2,500,000 2,400,008
State of New Jersey , Revenue , 2021 QQQ , 4% , 6/15/46 ..................... 1,250,000 1,141,542
State of New Jersey , Revenue , 2022 A , 5% , 11/01/52 ....................... 5,000,000 5,057,598

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Educational Facilities Authority ,
Kean University , Revenue , 2017 D , Refunding , BAM Insured , 4% , 9/01/38 ....... $ 1,150,000 $ 1,132,485
Kean University , Revenue , 2026 B , Refunding , BAM Insured , 5% , 7/01/42 ....... 3,580,000 3,826,754
Kean University , Revenue , 2026 B , Refunding , BAM Insured , 5% , 7/01/51 ....... 2,250,000 2,327,191
Montclair State University, Inc. , Revenue , 2024 A , Refunding , AG Insured , 5% ,
7/01/40 ........................................................ 1,000,000 1,067,464
Montclair State University, Inc. , Revenue , 2024 A , Refunding , AG Insured , 5% ,
7/01/43 ........................................................ 1,000,000 1,055,861
Ramapo College of New Jersey , Revenue , 2017 A , Refunding , AG Insured , 5% ,
7/01/35 ........................................................ 3,955,000 3,998,320
Seton Hall University , Revenue , 2015 C , Refunding , 5% , 7/01/34 .............. 400,000 400,193
Seton Hall University , Revenue , 2015 C , Refunding , 5% , 7/01/37 .............. 1,300,000 1,300,230
Seton Hall University , Revenue , 2017 D , Refunding , 5% , 7/01/42 .............. 3,945,000 3,907,801
Seton Hall University , Revenue , 2020 C , AG Insured , 3.25% , 7/01/49 ........... 1,150,000 879,374
Seton Hall University , Revenue , 2020 C , AG Insured , 4% , 7/01/50 ............. 1,850,000 1,676,193
State of New Jersey , Revenue , 2023 A , 4.625% , 9/01/48 .................... 2,000,000 1,971,976
State of New Jersey , Revenue , 2023 A , 5.25% , 9/01/53 ..................... 2,000,000 2,053,986
Stevens Institute of Technology International, Inc. , Revenue , 1998-1 , ETM, 5% ,
7/01/28 ........................................................ 170,000 174,715
Stevens Institute of Technology International, Inc. , Revenue , 2017 A , Refunding , 5% ,
7/01/36 ........................................................ 1,600,000 1,615,211
Stevens Institute of Technology International, Inc. , Revenue , 2017 A , Refunding , 5% ,
7/01/42 ........................................................ 9,430,000 9,460,912
Stevens Institute of Technology International, Inc. , Revenue , 2017 A , Refunding , 5% ,
7/01/47 ........................................................ 4,085,000 4,087,912
Stevens Institute of Technology International, Inc. , Revenue , 2020 A , 5% , 7/01/45 . 4,000,000 4,041,325
Stevens Institute of Technology International, Inc. , Revenue , 2020 A , 4% , 7/01/50 . 11,640,000 9,829,653
e
Stockton University , Revenue , 2026 C , Refunding , BAM Insured , 5% , 7/01/36 .... 1,000,000 1,102,494
Trustees of Princeton University (The) , Revenue , 2024 A-2 , 5% , 3/01/40 ........ 2,160,000 2,324,995
Trustees of Princeton University (The) , Revenue , 2024 B , 4% , 3/01/53 .......... 5,000,000 4,767,643
Trustees of Princeton University (The) , Revenue , 2024 B , 5.25% , 3/01/54 ........ 8,500,000 8,896,920
New Jersey Health Care Facilities Financing Authority ,
AHS Hospital Corp. , Revenue , 2008 A , 5% , 7/01/27 ........................ 35,000 35,065
AHS Hospital Corp. , Revenue , 2016 , Refunding , 4% , 7/01/41 ................. 10,000,000 9,410,532
AtlantiCare Health System Obligated Group , Revenue , 2021 , 4% , 7/01/37 ....... 750,000 750,657
AtlantiCare Health System Obligated Group , Revenue , 2021 , 3% , 7/01/46 ....... 1,000,000 771,824
Hackensack Meridian Health Obligated Group , Revenue , 2017 A , Refunding , 5% ,
7/01/39 ........................................................ 11,000,000 11,095,031
Inspira Health Obligated Group , Revenue , 2017 A , 5% , 7/01/42 ............... 7,000,000 7,047,814
Inspira Health Obligated Group , Revenue , 2017 A , 4% , 7/01/47 ............... 8,700,000 8,033,360
Inspira Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% , 7/01/54 .... 7,250,000 7,520,863
RWJ Barnabas Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% ,
7/01/54 ........................................................ 5,115,000 5,272,254
RWJ Barnabas Health Obligated Group , Revenue , 2026 A , Refunding , 5.5% , 7/01/38 1,470,000 1,678,282
St. Joseph's Healthcare System Obligated Group , Revenue , 2016 , Refunding , 5% ,
7/01/41 ........................................................ 5,850,000 5,850,838
State of New Jersey , Revenue , 2024 , Refunding , 5% , 9/15/27 ................ 2,000,000 2,048,588
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2026 C ,
Refunding , 5% , 7/01/38 ............................................ 1,250,000 1,369,679
Valley Health System Obligated Group , Revenue , 2019 , 4% , 7/01/35 ........... 1,000,000 1,002,195
Valley Health System Obligated Group , Revenue , 2019 , 4% , 7/01/37 ........... 3,950,000 3,898,919
Valley Health System Obligated Group , Revenue , 2019 , 4% , 7/01/38 ........... 2,200,000 2,148,410
Valley Health System Obligated Group , Revenue , 2019 , 4% , 7/01/44 ........... 12,000,000 11,129,484
New Jersey Higher Education Student Assistance Authority ,
Revenue , 2019 B , Refunding , 3.25% , 12/01/39 ............................ 660,000 655,149
Revenue , 2020 C , Refunding , 4.25% , 12/01/50 ........................... 1,750,000 1,450,928
Revenue , 2021 B , Refunding , 5% , 12/01/29 .............................. 2,830,000 2,964,653

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Higher Education Student Assistance Authority, (continued)
Revenue , 2023 C , 5% , 12/01/53 ....................................... $ 3,125,000 $ 2,938,033
Revenue , 2024 C , 5.25% , 12/01/54 .................................... 2,000,000 1,995,094
Revenue , 2025 1-C , Refunding , 5.5% , 12/01/55 ........................... 3,000,000 3,006,714
Revenue , 2026 A , Refunding , 4.25% , 12/01/46 ............................ 1,000,000 969,608
Revenue , 2026 B , Refunding , 5.25% , 12/01/56 ............................ 1,000,000 958,809
Revenue, Senior Lien , 2020 A , Refunding , 3.5% , 12/01/39 ................... 3,405,000 3,299,218
Revenue, Senior Lien , 2025 1-A , Refunding , 5% , 12/01/35 ................... 1,500,000 1,599,684
New Jersey Housing & Mortgage Finance Agency ,
Revenue , 2018 A , Refunding , 3.95% , 11/01/43 ............................ 1,100,000 996,554
Revenue , 2019 A , Refunding , 3% , 11/01/44 .............................. 510,000 397,511
Revenue , 2019 C , Refunding , 3.95% , 10/01/44 ........................... 3,955,000 3,563,492
Revenue , 2020 E , Refunding , 2.05% , 10/01/35 ............................ 4,005,000 3,359,191
Revenue , 2020 E , Refunding , 2.25% , 10/01/40 ............................ 8,020,000 5,950,877
Revenue , 2020 E , Refunding , 2.4% , 10/01/45 ............................. 3,205,000 2,246,091
Revenue , 2020 E , Refunding , 2.45% , 10/01/50 ............................ 2,400,000 1,592,217
Revenue , 2024 D-1 , GNMA Insured , 5.1% , 11/01/45 ........................ 3,000,000 3,049,591
Revenue , 2025 M , 5.05% , 10/01/45 .................................... 2,445,000 2,462,996
Montgomery Gateway Preservation LP , Revenue , 2025 A , FNMA Insured , 4.55% ,
5/01/41 ........................................................ 4,200,000 4,069,090
New Jersey Infrastructure Bank ,
Revenue , 2022 A-2 , 5% , 9/01/52 ...................................... 6,070,000 6,228,513
Revenue , 2024 A-W1 , 5% , 9/01/49 ..................................... 2,000,000 2,082,047
New Jersey Institute of Technology ,
Revenue , 2025 A , Refunding , BAM Insured , 5% , 7/01/44 .................... 5,300,000 5,642,712
Revenue , 2025 A , Refunding , BAM Insured , 5.25% , 7/01/55 .................. 1,750,000 1,830,896
New Jersey Transportation Trust Fund Authority ,
c
State of New Jersey , Revenue , 2006 C , AG Insured , 3.65%, 12/15/33 ........... 10,000,000 7,700,235
c
State of New Jersey , Revenue , 2009 A , 3.58%, 12/15/32 .................... 10,000,000 8,013,830
c
State of New Jersey , Revenue , 2009 A , 4.16%, 12/15/36 .................... 500,000 328,672
c
State of New Jersey , Revenue , 2009 A , BAM Insured , 4.51%, 12/15/39 ......... 10,000,000 5,561,188
c
State of New Jersey , Revenue , 2010 A , 3.25%, 12/15/29 .................... 5,000,000 4,500,929
c
State of New Jersey , Revenue , 2010 A , 4.67%, 12/15/40 .................... 4,750,000 2,473,848
State of New Jersey , Revenue , 2019 BB , 4% , 6/15/44 ...................... 6,000,000 5,521,448
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/45 ...................... 8,435,000 8,596,344
State of New Jersey , Revenue , 2020 AA , 4% , 6/15/50 ...................... 3,670,000 3,263,963
State of New Jersey , Revenue , 2022 A , 4% , 6/15/41 ........................ 2,000,000 1,871,877
State of New Jersey , Revenue , 2022 BB , 4% , 6/15/42 ...................... 2,400,000 2,227,929
State of New Jersey , Revenue , 2022 BB , 4% , 6/15/46 ...................... 7,325,000 6,689,434
State of New Jersey , Revenue , 2022 CC , Pre-Refunded , 5.5% , 6/15/50 ......... 1,250,000 1,430,995
State of New Jersey , Revenue , 2023 A , Refunding , 5% , 6/15/38 ............... 4,000,000 4,255,576
State of New Jersey , Revenue , 2023 A , Refunding , 5.25% , 6/15/41 ............ 2,500,000 2,642,697
State of New Jersey , Revenue , 2023 BB , 5.25% , 6/15/50 .................... 2,000,000 2,059,191
State of New Jersey , Revenue , 2024 CC , 4.125% , 6/15/50 ................... 1,250,000 1,133,757
State of New Jersey , Revenue , 2024 CC , 5.25% , 6/15/50 .................... 9,555,000 9,896,114
New Jersey Turnpike Authority ,
Revenue , 2017 B , Refunding , 5% , 1/01/40 ............................... 1,345,000 1,386,736
Revenue , 2017 G , Refunding , 4% , 1/01/43 ............................... 5,000,000 4,819,734
Revenue , 2021 A , 4% , 1/01/51 ........................................ 4,010,000 3,642,118
Revenue , 2022 B , 4.5% , 1/01/48 ...................................... 5,000,000 4,975,902
Revenue , 2024 B , 5.25% , 1/01/49 ..................................... 15,000,000 15,624,496
Revenue , 2024 B , 4.125% , 1/01/54 .................................... 1,500,000 1,388,195
Revenue , 2024 B , 5.25% , 1/01/54 ..................................... 2,000,000 2,072,844
Revenue , 2024 C , Refunding , 5% , 1/01/42 ............................... 13,900,000 14,593,395
Revenue , 2024 C , Refunding , 5% , 1/01/43 ............................... 7,360,000 7,701,397
Revenue , 2025 A , 5.25% , 1/01/55 ..................................... 10,000,000 10,417,544

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
Newark Board of Education ,
GO , 2021 , Refunding , BAM Insured , 3% , 7/15/39 .......................... $ 700,000 $ 587,743
GO , 2021 , Refunding , BAM Insured , 3% , 7/15/40 .......................... 750,000 610,248
GO , 2021 , Refunding , BAM Insured , 3% , 7/15/41 .......................... 750,000 598,111
GO , 2021 , Refunding , BAM Insured , 3% , 7/15/42 .......................... 700,000 548,968
Newark Housing Authority , Port Authority of New York & New Jersey , Revenue , 2017 ,
Refunding , 4% , 1/01/37 ............................................. 19,245,000 18,947,869
Passaic County Improvement Authority (The) ,
Paterson Arts & Science Charter School , Revenue , 2023 , 4.25% , 7/01/33 ........ 155,000 155,256
Paterson Arts & Science Charter School , Revenue , 2023 , 5.25% , 7/01/43 ........ 670,000 666,024
Paterson Arts & Science Charter School , Revenue , 2023 , 5.375% , 7/01/53 ....... 1,000,000 967,524
Paterson Arts & Science Charter School , Revenue , 2023 , 5.5% , 7/01/58 ......... 1,000,000 974,795
Paterson Charter School for Science and Technology, Inc. , Revenue , 2025 , 4.125% ,
7/01/33 ........................................................ 635,000 639,483
Paterson Charter School for Science and Technology, Inc. , Revenue , 2025 , 4.5% ,
7/01/40 ........................................................ 1,000,000 959,323
Paterson Charter School for Science and Technology, Inc. , Revenue , 2025 , 5% ,
7/01/44 ........................................................ 625,000 611,445
South Jersey Port Corp. ,
Revenue, Sub. Lien , 2017 B , 5% , 1/01/34 ............................... 625,000 634,282
Revenue, Sub. Lien , 2017 B , 5% , 1/01/35 ............................... 1,765,000 1,788,529
Revenue, Sub. Lien , 2017 B , 5% , 1/01/48 ............................... 4,625,000 4,581,400
South Jersey Transportation Authority ,
Revenue , 2020 A , 5% , 11/01/45 ....................................... 5,750,000 5,844,298
Revenue , 2022 A , 4.625% , 11/01/47 .................................... 6,000,000 5,789,110
Revenue , 2022 A , 5.25% , 11/01/52 ..................................... 5,540,000 5,671,080
Revenue , 2025 A , Refunding , BAM Insured , 5% , 11/01/39 ................... 2,120,000 2,261,642
State of New Jersey ,
GO , 2020 A , 4% , 6/01/31 ............................................ 4,500,000 4,699,073
GO , 2020 A , 3% , 6/01/32 ............................................ 3,400,000 3,330,890
GO , 2020 A , 4% , 6/01/32 ............................................ 10,000,000 10,471,975
Tobacco Settlement Financing Corp. , Revenue , 2018 A , Refunding , 5.25% , 6/01/46 .. 17,000,000 17,031,858
Union County Improvement Authority ,
Revenue , 2013 A , Refunding , 5% , 3/01/34 ............................... 5,250,000 5,620,465
Revenue , 2024 , 4.125% , 4/15/54 ...................................... 5,500,000 5,125,288
616,843,806
New York 2.9%
Port Authority of New York & New Jersey ,
Revenue , 242 , Refunding , 5% , 12/01/53 ................................. 6,250,000 6,256,214
Revenue , 244 , Refunding , 5% , 7/15/54 ................................. 7,500,000 7,644,008
Revenue , 250 , Refunding , 5% , 10/15/47 ................................. 2,500,000 2,620,523
Revenue , 250 , Refunding , 5.25% , 10/15/51 .............................. 6,400,000 6,736,512
23,257,257
Oregon 0.3%
b
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 2,000,000 2,040,850
Pennsylvania 5.9%
Delaware River Joint Toll Bridge Commission , Revenue , 2017 , 5% , 7/01/42 ........ 19,500,000 19,628,419
Delaware River Port Authority ,
Revenue , 2018 A , 5% , 1/01/38 ........................................ 7,010,000 7,238,384
Revenue , 2018 A , 5% , 1/01/39 ........................................ 3,650,000 3,758,366
Revenue , 2018 A , 5% , 1/01/40 ........................................ 9,565,000 9,820,721
Revenue , 2025 , Refunding , 5% , 1/01/39 ................................. 2,000,000 2,158,292

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Delaware River Port Authority, (continued)
Revenue , 2025 , Refunding , 5% , 1/01/40 ................................. $ 5,000,000 $ 5,341,507
47,945,689
South Carolina 0.1%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 950,000 825,674
Texas 0.5%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 2,000,000 1,839,985
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,700,000 2,031,105
3,871,090
Washington 0.1%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,400,000 1,197,986
Wisconsin 1.6%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 2,015,000 2,060,755
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,500,000 1,222,154
c
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 11,450,000 5,703,161
b,c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 3,225,000 2,058,220
b
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 2,000,000 1,979,380
13,023,670
U.S. Territories 3.6%
Guam 2.0%
Antonio B Won Pat International Airport Authority , Revenue , 2024 A , 5.25% , 10/01/43 1,000,000 1,019,775
Guam Government Waterworks Authority ,
Guam Waterworks Authority Water and Wastewater System , Revenue , 2020 A , 5% ,
1/01/50 ........................................................ 850,000 856,111
Water And Wastewater System , Revenue , 2025 A , 5.25% , 7/01/50 ............. 5,700,000 5,746,952
Water And Wastewater System , Revenue , 2025 A , 5.5% , 7/01/55 .............. 6,300,000 6,429,254
Guam Power Authority , Revenue , 2024 A , Refunding , 5% , 10/01/39 .............. 500,000 517,404
Territory of Guam ,
Revenue , 2025 G , Refunding , 5.25% , 1/01/39 ............................ 500,000 530,833
Revenue , 2025 G , Refunding , 5.25% , 1/01/40 ............................ 1,000,000 1,049,476
16,149,805
Puerto Rico 1.6%
Municipality of San Juan Puerto Rico ,
GO , 2026 A , 5.25% , 7/01/41 .......................................... 150,000 157,204
GO , 2026 A , 5.25% , 7/01/42 .......................................... 375,000 391,749
GO , 2026 A , 5.25% , 7/01/45 .......................................... 100,000 103,938
GO , 2026 A , 5% , 7/01/46 ............................................ 100,000 101,673
GO , 2026 A , 5% , 7/01/51 ............................................ 150,000 151,687
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,200,000 1,207,007
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 10,000,000 9,704,851

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp., (continued)
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... $ 850,000 $ 802,602
12,620,711
Total U.S. Territories .................................................................... 28,770,516
Total Municipal Bonds (Cost $ 786,965,998 ) .....................................
764,405,624
Total Long Term Investments (Cost $ 788,565,998 ) ...............................
766,039,012
a
a a a a
Short Term Investments 4.9%
Municipal Bonds 4.9%
New Jersey 4.9%
f
New Jersey Health Care Facilities Financing Authority ,
RWJ Barnabas Health Obligated Group , Revenue , 2026 B-3 , LOC TD Bank NA ,
Daily VRDN and Put , 2.9% , 7/01/61 .................................. 9,500,000 9,500,000
Virtua Health Obligated Group , Revenue , 2009 B , LOC JPMorgan Chase Bank NA ,
Daily VRDN and Put , 2.45% , 7/01/43 ................................. 18,300,000 18,300,000
Virtua Health Obligated Group , Revenue , 2009 C , LOC JPMorgan Chase Bank NA ,
Daily VRDN and Put , 2.4% , 7/01/43 .................................. 12,000,000 12,000,000
39,800,000
Total Municipal Bonds (Cost $ 39,800,000 ) ......................................
39,800,000
Total Short Term Investments (Cost $ 39,800,000 ) ................................
39,800,000
a
Total Investments (Cost $ 828,365,998 ) 99.4% ...................................
$805,839,012
Other Assets, less Liabilities 0.6% .............................................
4,701,270
Net Assets 100.0% ...........................................................
$810,540,282
See Abbreviations on page 347 .
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2026, the aggregate value of these securities was $27,180,819, representing 3.4% of net assets.
c
The rate shown represents the yield at period end.
d
The maturity date shown represents the mandatory put date.
e
Security purchased on a when-issued basis. See Note 1(b).
f
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.68 $10.55 $10.51 $10.25 $11.31 $11.62
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.30 0.28 0.27 0.24 0.21
Net realized and unrealized gains (losses) (0.36) 0.13 0.04 0.25 (1.07) (0.31)
Total from investment operations ........ (0.20) 0.43 0.32 0.52 (0.83) (0.10)
Less distributions from:
Net investment income .............. (0.16) (0.30) (0.28) (0.26) (0.23) (0.21)
Net asset value, end of period .......... $10.32 $10.68 $10.55 $10.51 $10.25 $11.31
Total return
d
....................... (1.88)% 4.19% 3.10% 5.21% (7.31)% (0.89)%
Ratios to average net assets
e
Expenses ......................... 0.86% 0.86%
f
0.85%
g
0.85%
g
0.84%
g
0.82%
g
Net investment income ............... 3.02% 2.93% 2.68% 2.61% 2.26% 1.81%
Supplemental data
Net assets , end of period (000’s) ........ $126,575 $131,799 $130,712 $134,364 $133,789 $167,474
Portfolio turnover rate ................ 2.96% 16.41% 10.28% 14.73% 16.87% 23.40%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.68 $10.55 $10.50 $10.25 $11.31 $11.62
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.32 0.30 0.28 0.25 0.23
Net realized and unrealized gains (losses) (0.36) 0.12 0.05 0.25 (1.06) (0.31)
Total from investment operations ........ (0.19) 0.44 0.35 0.53 (0.81) (0.08)
Less distributions from:
Net investment income .............. (0.17) (0.31) (0.30) (0.28) (0.25) (0.23)
Net asset value, end of period .......... $10.32 $10.68 $10.55 $10.50 $10.25 $11.31
Total return
d
....................... (1.81)% 4.35% 3.36% 5.27% (7.17)% (0.65)%
Ratios to average net assets
e
Expenses ......................... 0.71% 0.71%
f
0.70%
g
0.70%
g
0.69%
g
0.67%
g
Net investment income ............... 3.17% 3.07% 2.82% 2.75% 2.41% 1.97%
Supplemental data
Net assets , end of period (000’s) ........ $207,530 $224,913 $260,291 $293,654 $339,756 $462,916
Portfolio turnover rate ................ 2.96% 16.41% 10.28% 14.73% 16.87% 23.40%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.85 $10.73 $10.68 $10.42 $11.49 $11.81
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.26 0.24 0.22 0.19 0.17
Net realized and unrealized gains (losses) (0.36) 0.12 0.05 0.26 (1.07) (0.33)
Total from investment operations ........ (0.22) 0.38 0.29 0.48 (0.88) (0.16)
Less distributions from:
Net investment income .............. (0.14) (0.26) (0.24) (0.22) (0.19) (0.16)
Net asset value, end of period .......... $10.49 $10.85 $10.73 $10.68 $10.42 $11.49
Total return
d
....................... (2.05)% 3.61% 2.73% 4.70% (7.66)% (1.36)%
Ratios to average net assets
e
Expenses ......................... 1.25% 1.25%
f
1.24%
g
1.24%
g
1.23%
g
1.21%
g
Net investment income ............... 2.57% 2.47% 2.22% 2.15% 1.81% 1.40%
Supplemental data
Net assets , end of period (000’s) ........ $10,707 $13,192 $15,741 $21,453 $27,303 $42,794
Portfolio turnover rate ................ 2.96% 16.41% 10.28% 14.73% 16.87% 23.40%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.67 $10.55 $10.50 $10.24 $11.30 $11.61
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.33 0.31 0.30 0.27 0.25
Net realized and unrealized gains (losses) (0.36) 0.12 0.05 0.25 (1.07) (0.31)
Total from investment operations ........ (0.18) 0.45 0.36 0.55 (0.80) (0.06)
Less distributions from:
Net investment income .............. (0.18) (0.33) (0.31) (0.29) (0.26) (0.25)
Net asset value, end of period .......... $10.31 $10.67 $10.55 $10.50 $10.24 $11.30
Total return
d
....................... (1.73)% 4.41% 3.51% 5.52% (7.05)% (0.60)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.55% 0.56% 0.56% 0.56% 0.56% 0.54%
Expenses net of waiver and payments by
affiliates .......................... 0.55% 0.56% 0.56%
f
0.56%
f,g
0.55%
f
0.53%
f
Net investment income ............... 3.34% 3.24% 2.99% 2.89% 2.56% 2.10%
Supplemental data
Net assets , end of period (000’s) ........ $54,513 $51,445 $50,507 $28,442 $20,233 $23,000
Portfolio turnover rate ................ 2.96% 16.41% 10.28% 14.73% 16.87% 23.40%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.68 $10.55 $10.50 $10.25 $11.31 $11.62
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.33 0.31 0.29 0.26 0.24
Net realized and unrealized gains (losses) (0.36) 0.12 0.05 0.25 (1.06) (0.31)
Total from investment operations ........ (0.19) 0.45 0.36 0.54 (0.80) (0.07)
Less distributions from:
Net investment income .............. (0.17) (0.32) (0.31) (0.29) (0.26) (0.24)
Net asset value, end of period .......... $10.32 $10.68 $10.55 $10.50 $10.25 $11.31
Total return
d
....................... (1.76)% 4.45% 3.46% 5.37% (7.08)% (0.64)%
Ratios to average net assets
e
Expenses ......................... 0.61% 0.61%
f
0.60%
g
0.60%
g
0.59%
g
0.57%
g
Net investment income ............... 3.28% 3.18% 2.93% 2.86% 2.52% 2.06%
Supplemental data
Net assets , end of period (000’s) ........ $171,396 $164,515 $153,971 $112,197 $115,439 $132,919
Portfolio turnover rate ................ 2.96% 16.41% 10.28% 14.73% 16.87% 23.40%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2026
Franklin North Carolina Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Residential REITs 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,600,000 $ 1,633,387
Total Corporate Bonds (Cost $ 1,600,000 ) .......................................
1,633,387
Municipal Bonds 95.3%
California 0.3%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 2,300,000 1,914,030
Florida 1.7%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 4,680,000 4,136,573
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 1,500,000 1,024,079
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 6.56%, 3/01/29 ........................................... 5,300,000 4,522,002
9,682,654
Georgia 0.2%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 250,000 255,878
c
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.7%, 12/01/45 ................... 2,100,000 1,042,624
1,298,502
Illinois 0.1%
Metropolitan Pier & Exposition Authority , State of Illinois McCormick Place Expansion
Project Fund , Revenue , 2020 A , Refunding , 5% , 6/15/50 .................... 500,000 495,837
New Jersey 0.8%
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2019 BB , 5% , 6/15/44 ...................... 2,900,000 2,937,036
State of New Jersey , Revenue , 2020 AA , 3% , 6/15/50 ...................... 500,000 357,686
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/50 ...................... 1,010,000 1,018,501
State of New Jersey , Revenue , 2020 AA , Pre-Refunded , 5% , 6/15/50 ........... 280,000 304,998
4,618,221
New York 1.5%
Metropolitan Transportation Authority ,
Revenue , 2020 E , Refunding , 4% , 11/15/45 .............................. 1,595,000 1,408,420
Revenue , 2021 A-1 , 4% , 11/15/48 ..................................... 5,325,000 4,616,244
Revenue , 2021 A-2 , 4% , 11/15/41 ..................................... 3,000,000 2,722,995
8,747,659
North Carolina 82.4%
Cape Fear Public Utility Authority ,
Revenue , 2025 , Refunding , 5% , 4/01/37 ................................. 275,000 303,696
Revenue , 2025 , Refunding , 5% , 4/01/38 ................................. 275,000 301,044
Revenue , 2025 , Refunding , 5% , 4/01/39 ................................. 325,000 352,503
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 1/15/40 ....... 14,000,000 14,009,419
Atrium Health Obligated Group , Revenue , 2018 A , Refunding , 5% , 1/15/36 ....... 5,000,000 5,183,945
Atrium Health Obligated Group , Revenue , 2022 A , Refunding , 4% , 1/15/43 ....... 2,000,000 1,902,583
City of Charlotte ,
COP , 2019 A , Refunding , 5% , 6/01/44 .................................. 8,250,000 8,411,192
GO , 2023 B , Refunding , 5% , 7/01/42 ................................... 2,925,000 3,095,212
GO , 2023 B , Refunding , 5% , 7/01/43 ................................... 2,300,000 2,427,190
GO , 2025 B , Refunding , 5% , 7/01/42 ................................... 1,690,000 1,812,447
Airport , Revenue , 2019 B , 4% , 7/01/44 .................................. 5,515,000 5,010,216

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
City of Charlotte, (continued)
Airport , Revenue , 2021 A , Refunding , 4% , 7/01/40 ......................... $ 9,030,000 $ 8,678,247
Airport , Revenue , 2021 A , Refunding , 4% , 7/01/41 ......................... 2,410,000 2,300,901
Airport , Revenue , 2023 A , 5% , 7/01/48 .................................. 4,500,000 4,620,692
Airport , Revenue , 2023 A , 5% , 7/01/53 .................................. 6,155,000 6,264,266
Airport , Revenue , 2025 A , Refunding , 5.25% , 7/01/55 ....................... 3,000,000 3,127,186
Airport , Revenue , 2026 , 5.25% , 7/01/51 ................................. 1,000,000 1,052,593
Airport , Revenue , 2026 , 5.25% , 7/01/56 ................................. 2,000,000 2,090,282
Water & Sewer System , Revenue , 2018 , Refunding , 4% , 7/01/38 .............. 4,150,000 4,154,757
Water & Sewer System , Revenue , 2020 , Refunding , 2% , 7/01/41 .............. 500,000 352,575
City of Durham ,
Revenue , 2026 A , 5% , 4/01/43 ........................................ 1,075,000 1,143,628
Water & Sewer Utility System , Revenue , 2024 , 4% , 8/01/49 .................. 3,960,000 3,675,185
Water & Sewer Utility System , Revenue , 2024 , 4% , 8/01/53 .................. 3,400,000 3,056,640
City of Fayetteville ,
Public Works Commission , Revenue , 2018 , Refunding , 4% , 3/01/41 ............ 4,015,000 3,873,910
Public Works Commission , Revenue , 2023 , 5% , 3/01/53 .................... 2,200,000 2,230,178
City of Greensboro ,
Combined Water & Sewer System , Revenue , 2020 A , Refunding , 4% , 6/01/45 .... 4,500,000 4,287,887
Combined Water & Sewer System , Revenue , 2024 B , 5% , 6/01/49 ............. 1,500,000 1,551,854
Combined Water & Sewer System , Revenue , 2024 B , 5% , 6/01/54 ............. 3,500,000 3,593,325
City of Raleigh ,
GO , 2023 A , Refunding , 5% , 4/01/41 ................................... 1,775,000 1,876,907
Combined Enterprise System , Revenue , 2023 , Refunding , 4% , 9/01/53 ......... 3,000,000 2,696,659
City of Winston-Salem , Water & Sewer System , Revenue , 2017 , 4% , 6/01/47 ...... 10,000,000 9,480,592
Columbus County Industrial Facilities & Pollution Control Financing Authority ,
International Paper Co. , Revenue , 2020 A , Refunding , 4.2% , 5/01/34 ........... 2,500,000 2,529,824
County of Buncombe , GO , 2026 A , 4% , 6/01/43 ............................. 1,590,000 1,523,458
County of Catawba , Revenue , 2023 , 4% , 4/01/43 ........................... 400,000 381,562
County of Dare ,
Revenue , 2021 A , 3% , 6/01/38 ........................................ 375,000 328,980
Revenue , 2021 A , 3% , 6/01/39 ........................................ 585,000 500,552
Revenue , 2021 A , 3% , 6/01/40 ........................................ 250,000 208,738
Revenue , 2021 A , 3% , 6/01/41 ........................................ 450,000 367,403
County of Guilford ,
GO , 2024 , 4% , 3/01/43 ............................................. 5,000,000 4,821,710
GO , 2025 , 5% , 3/01/38 ............................................. 4,085,000 4,503,315
GO , 2025 , 5% , 3/01/39 ............................................. 3,000,000 3,277,255
GO , 2025 , 4% , 3/01/43 ............................................. 3,000,000 2,893,026
GO , 2025 , 4% , 3/01/45 ............................................. 5,000,000 4,766,636
County of Henderson ,
Revenue , 2025 , Refunding , 5% , 10/01/40 ................................ 625,000 672,524
Revenue , 2025 , Refunding , 5% , 10/01/41 ................................ 575,000 615,751
County of Iredell , GO , 2025 , 4% , 4/01/45 .................................. 4,195,000 3,998,507
County of Johnston ,
GO , 2025 , 5% , 2/01/39 ............................................. 5,000,000 5,466,202
Revenue , 2026 , 5% , 4/01/43 ......................................... 1,250,000 1,324,733
Water & Sewer System , Revenue , 2023 , 4% , 4/01/53 ....................... 1,150,000 1,034,595
County of Lincoln ,
Enterprise System , Revenue , 2020 , Refunding , 3% , 8/01/38 .................. 400,000 349,581
Enterprise System , Revenue , 2020 , Refunding , 3% , 8/01/41 .................. 480,000 390,795
County of Mecklenburg , GO , 2025 B , 4% , 2/01/45 ........................... 5,000,000 4,755,008
County of New Hanover ,
Revenue , 2021 , Refunding , 5% , 8/01/30 ................................. 3,375,000 3,648,041
NHW Healthcare, Inc. , Revenue , 2017 , Pre-Refunded , 5% , 10/01/42 ........... 5,000,000 5,128,630
NHW Healthcare, Inc. , Revenue , 2017 , Pre-Refunded , 5% , 10/01/47 ........... 13,565,000 13,913,973

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
County of Wake ,
GO , 2019 A , 5% , 3/01/32 ............................................ $ 5,000,000 $ 5,247,339
GO , 2026 A , 5% , 4/01/36 ............................................ 3,180,000 3,599,949
Revenue , 2021 , 3% , 3/01/35 ......................................... 5,535,000 5,194,800
Revenue , 2021 , 3% , 3/01/36 ......................................... 6,000,000 5,535,214
Greater Asheville Regional Airport Authority ,
Revenue , 2023 , AG Insured , 5.25% , 7/01/41 ............................. 1,405,000 1,468,087
Revenue , 2023 , AG Insured , 5.25% , 7/01/53 ............................. 7,500,000 7,584,279
Greenville Utilities Commission , Revenue , 2025 , 5% , 9/01/49 .................. 2,460,000 2,538,016
Nash Health Care Systems ,
Revenue , 2025 , 5.75% , 2/01/50 ....................................... 1,250,000 1,316,448
Revenue , 2025 , 5.25% , 2/01/55 ....................................... 5,500,000 5,533,894
North Carolina Agricultural & Technical State University , Revenue , 2023 , 5% , 10/01/43 1,000,000 1,036,222
North Carolina Capital Facilities Finance Agency ,
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/27 .......... 400,000 406,036
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/28 .......... 500,000 513,854
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/29 .......... 550,000 569,671
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/30 .......... 1,860,000 1,935,699
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/31 .......... 1,855,000 1,935,667
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/32 .......... 1,000,000 1,037,795
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/33 .......... 1,670,000 1,723,248
Campbell University, Inc. , Revenue , 2021 A , Refunding , 4% , 10/01/34 .......... 740,000 715,229
Campbell University, Inc. , Revenue , 2021 A , Refunding , 4% , 10/01/35 .......... 360,000 344,132
Duke University , Revenue , 2016 B , Refunding , 5% , 10/01/40 ................. 2,500,000 2,500,861
Duke University , Revenue , 2016 B , Refunding , 5% , 10/01/44 ................. 7,000,000 7,000,333
High Point University , Revenue , 2021 , Refunding , 4% , 5/01/32 ................ 2,000,000 2,048,784
High Point University , Revenue , 2021 , Refunding , 4% , 5/01/33 ................ 3,210,000 3,274,273
High Point University , Revenue , 2021 , Refunding , 4% , 5/01/34 ................ 2,270,000 2,303,692
Wake Forest University , Revenue , 2018 , 5% , 1/01/48 ....................... 13,500,000 13,578,902
North Carolina Central University , Revenue , 2019 , AG Insured , 5% , 4/01/44 ....... 1,575,000 1,604,058
North Carolina Housing Finance Agency ,
Revenue , 41 , GNMA Insured , 3.55% , 7/01/44 ............................. 4,175,000 3,640,090
Revenue , 41 , GNMA Insured , 3.625% , 7/01/49 ............................ 6,325,000 5,299,281
Revenue , 42 , GNMA Insured , 2.45% , 7/01/34 ............................. 750,000 673,174
Revenue , 42 , GNMA Insured , 2.625% , 7/01/39 ............................ 3,035,000 2,485,876
Revenue , 42 , GNMA Insured , 2.85% , 1/01/43 ............................. 2,660,000 2,107,894
Revenue , 43 , GNMA Insured , 2.8% , 1/01/40 .............................. 4,715,000 3,826,645
Revenue , 43 , GNMA Insured , 2.95% , 7/01/43 ............................. 2,170,000 1,743,264
Revenue , 44 , 3% , 7/01/46 ........................................... 2,740,000 2,105,016
Revenue , 45 , Refunding , GNMA Insured , 2.2% , 7/01/40 ..................... 1,735,000 1,285,459
Revenue , 46 A , GNMA Insured , 1.55% , 1/01/30 ........................... 2,100,000 1,932,552
Revenue , 46 A , GNMA Insured , 1.75% , 1/01/31 ........................... 975,000 881,590
North Carolina Medical Care Commission ,
Advocate Health Obligated Group , Revenue , 2026 A-1 , Refunding , 5% , 8/01/38 ... 3,000,000 3,306,109
Atrium Health Wake Forest Baptist Obligated Group , Revenue , 2019 A , 5% , 12/01/33 1,000,000 1,033,869
Carolina Meadows, Inc. Obligated Group , Revenue , 2024 , 4% , 12/01/39 ........ 10,765,000 10,239,372
Carolina Meadows, Inc. Obligated Group , Revenue , 2024 , 5.25% , 12/01/44 ...... 340,000 351,508
Chapel Hill Residential Center, Inc. Obligated Group , Revenue , 2025 , 5.25% ,
12/01/55 ....................................................... 3,000,000 3,045,551
Deerfield Episcopal Retirement Community Obligated Group , Revenue , 2026 A ,
5.25% , 11/01/50 ................................................. 4,000,000 3,994,938
Duke University Health System, Inc. Obligated Group , Revenue , 2016 D , Refunding ,
4% , 6/01/42 .................................................... 7,000,000 6,668,654
Duke University Health System, Inc. Obligated Group , Revenue , 2025 A , Refunding ,
5% , 6/01/42 .................................................... 1,000,000 1,044,788
EveryAge Obligated Group , Revenue , 2021 A , Refunding , 4% , 9/01/47 .......... 2,935,000 2,537,659
EveryAge Obligated Group , Revenue , 2021 A , Refunding , 4% , 9/01/51 .......... 960,000 794,113

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
North Carolina Medical Care Commission, (continued)
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/33 ............ $ 355,000 $ 356,040
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/34 ............ 185,000 184,649
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/41 ............ 920,000 833,770
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/46 ............ 1,665,000 1,437,710
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/51 ............ 1,670,000 1,361,373
Friends Homes Obligated Group , Revenue , 2020 A , 4% , 9/01/50 .............. 3,000,000 2,453,095
Lutheran Retirement Ministries of Alamance County Obligated Group , Revenue , 2025
A , 5.25% , 1/01/55 ................................................ 4,000,000 4,004,992
Novant Health Obligated Group , Revenue , 2013 A , Refunding , 5% , 11/01/46 ..... 20,000,000 20,004,412
Novant Health Obligated Group , Revenue , 2019 A , 4% , 11/01/49 .............. 2,115,000 1,895,741
Novant Health Obligated Group , Revenue , 2019 A , 4% , 11/01/52 .............. 6,640,000 5,825,169
Pines at Davidson, Inc. Obligated Group , Revenue , 2019 A , 5% , 1/01/34 ........ 2,050,000 2,083,029
Pines at Davidson, Inc. Obligated Group , Revenue , 2019 A , 5% , 1/01/49 ........ 5,000,000 4,963,579
Plantation Village, Inc. Obligated Group , Revenue , 2021 A , Refunding , 4% , 1/01/41 1,020,000 942,619
Plantation Village, Inc. Obligated Group , Revenue , 2021 A , Refunding , 4% , 1/01/52 3,510,000 2,889,453
Plantation Village, Inc. Obligated Group , Revenue , 2026 A , 5.2% , 1/01/56 ....... 1,825,000 1,799,837
Presbyterian Homes Obligated Group , Revenue , 2016 C , Refunding , 5% , 10/01/31 5,000,000 5,004,553
Presbyterian Homes Obligated Group , Revenue , 2020 A , 5% , 10/01/40 ......... 1,800,000 1,808,944
Presbyterian Homes Obligated Group , Revenue , 2020 A , 4% , 10/01/45 ......... 1,000,000 860,138
Presbyterian Homes Obligated Group , Revenue , 2020 A , 5% , 10/01/45 ......... 2,420,000 2,373,100
Presbyterian Homes Obligated Group , Revenue , 2020 A , 4% , 10/01/50 ......... 1,350,000 1,094,015
Presbyterian Homes Obligated Group , Revenue , 2020 A , 5% , 10/01/50 ......... 1,400,000 1,321,596
Rex Hospital, Inc. Obligated Group , Revenue , 2020 A , 4% , 7/01/49 ............ 4,000,000 3,710,827
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2024 A ,
5% , 10/01/44 ................................................... 750,000 761,360
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2024 A ,
5% , 10/01/49 ................................................... 750,000 748,951
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2025 A ,
5.125% , 10/01/56 ................................................ 3,000,000 2,956,244
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien , 2020 A , 5% , 6/01/27 .............................. 450,000 455,567
Revenue, Senior Lien , 2020 A , 5% , 6/01/28 .............................. 500,000 511,427
Revenue, Senior Lien , 2020 A , 5% , 6/01/29 .............................. 350,000 362,804
Revenue, Senior Lien , 2025 A , Refunding , 5% , 6/01/35 ..................... 1,250,000 1,280,258
North Carolina Turnpike Authority ,
Revenue , 2016 A , Refunding , 5% , 7/01/47 ............................... 4,510,000 4,514,033
Revenue , 2016 A , Refunding , 5% , 7/01/54 ............................... 2,560,000 2,560,677
Revenue, Senior Lien , 2017 , Refunding , AG Insured , 5% , 1/01/31 ............. 1,000,000 1,006,403
Revenue, Senior Lien , 2019 , 4% , 1/01/55 ................................ 5,000,000 4,135,823
Revenue, Senior Lien , 2024 A , AG Insured , 5% , 1/01/58 ..................... 11,980,000 12,014,663
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/36 .............. 1,750,000 1,868,637
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/37 .............. 1,770,000 1,879,036
State of North Carolina Highway Trust Fund , Revenue , 2018 A , Refunding , 4% ,
1/01/39 ........................................................ 3,000,000 2,917,585
Raleigh Durham Airport Authority ,
Revenue , 2015 A , Refunding , 5% , 5/01/30 ............................... 550,000 550,986
Revenue , 2020 A , Refunding , 5% , 5/01/36 ............................... 2,580,000 2,683,587
State of North Carolina , Revenue , 2025 , Refunding , 5% , 3/01/40 ................ 1,500,000 1,603,947
Town of Cary , Combined Utility Systems , Revenue , 2017 B , Refunding , 4% , 12/01/42 5,000,000 4,771,068
Town of Fuquay-Varina , Combined Utilities , Revenue , 2024 C , 5% , 6/01/41 ........ 2,320,000 2,452,737
Town of Holly Springs , Enterprise System , Revenue , 2024 , 4% , 11/01/49 .......... 2,500,000 2,339,530
University of North Carolina at Chapel Hill ,
Revenue , 2021 B , Refunding , 5% , 12/01/37 .............................. 2,180,000 2,334,037
Revenue , 2025 A , 5% , 12/01/50 ....................................... 5,000,000 5,179,932
Revenue , 2025 A , 5% , 12/01/55 ....................................... 4,500,000 4,624,446
Hospitals at Chapel Hill , Revenue , 2019 , 5% , 2/01/49 ....................... 6,920,000 7,308,045

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
University of North Carolina at Wilmington , Revenue , 2015 , Refunding , 5% , 6/01/37 . $ 3,000,000 $ 3,005,015
University of North Carolina System , Appalachian State University , Revenue , 2008 A ,
AG Insured , 5% , 10/01/33 ........................................... 160,000 160,085
Water and Sewer Authority of Cabarrus County , Revenue , 2024 , 4% , 6/01/49 ...... 2,685,000 2,514,439
Western Carolina University ,
Revenue , 2020 B , 3% , 4/01/36 ........................................ 1,000,000 928,055
Revenue , 2020 B , 4% , 4/01/50 ........................................ 5,000,000 4,463,856
469,964,268
South Carolina 0.4%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 2,500,000 2,172,826
Texas 0.4%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/32 200,000 198,628
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/33 200,000 197,537
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,800,000 2,106,331
2,502,496
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,600,000 1,369,126
Wisconsin 2.2%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 1,160,000 1,186,340
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,600,000 1,303,630
c
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 9,545,000 4,754,295
b,c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 7,965,000 5,083,325
12,327,590
U.S. Territories 5.1%
Guam 2.0%
Antonio B Won Pat International Airport Authority ,
Revenue , 2023 A , Refunding , 5.25% , 10/01/30 ............................ 750,000 788,617
Revenue , 2023 A , Refunding , 5.125% , 10/01/34 ........................... 390,000 413,388
Revenue , 2023 A , Refunding , 5.25% , 10/01/35 ............................ 265,000 281,712
Revenue , 2024 A , 5.25% , 10/01/35 .................................... 625,000 669,104
Guam Government Waterworks Authority ,
Guam Waterworks Authority Water and Wastewater System , Revenue , 2020 A , 5% ,
1/01/50 ........................................................ 3,205,000 3,228,042
Water And Wastewater System , Revenue , 2025 A , 5.25% , 7/01/50 ............. 2,500,000 2,520,593
Water And Wastewater System , Revenue , 2025 A , 5.5% , 7/01/55 .............. 3,200,000 3,265,653
11,167,109
Puerto Rico 3.1%
Commonwealth of Puerto Rico ,
c,d
GO , FRN , 2.57%, 11/01/43 ........................................... 89,769 64,072
GO , 2022 A-1 , 5.625% , 7/01/27 ....................................... 12,890 13,102
GO , 2022 A-1 , 5.625% , 7/01/29 ....................................... 25,431 26,721
GO , 2022 A-1 , 5.75% , 7/01/31 ........................................ 24,701 26,661
GO , 2022 A-1 , 4% , 7/01/33 .......................................... 23,423 23,342
GO , 2022 A-1 , 4% , 7/01/35 .......................................... 21,054 20,750
GO , 2022 A-1 , 4% , 7/01/37 .......................................... 18,070 17,527
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 24,568 22,819
GO , 2022 A-1 , 4% , 7/01/46 .......................................... 25,551 22,701

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Commonwealth of Puerto Rico, (continued)
c
GO , 2022 A-1 , 4.7%, 7/01/33 ......................................... $ 30,143 $ 22,028
Municipality of San Juan Puerto Rico ,
GO , 2026 A , 5.25% , 7/01/44 .......................................... 175,000 181,982
GO , 2026 A , 5% , 7/01/46 ............................................ 300,000 305,020
GO , 2026 A , 5% , 7/01/51 ............................................ 150,000 151,687
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,500,000 1,508,759
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/33 .. 440,000 456,937
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/41 .. 220,000 187,040
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 11,700,000 11,354,676
Sales Tax , Revenue , A-2 , 4.329% , 7/01/40 ............................... 2,000,000 1,957,639
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... 1,190,000 1,123,642
17,487,105
Total U.S. Territories .................................................................... 28,654,214
Total Municipal Bonds (Cost $ 569,437,165 ) .....................................
543,747,423
Total Long Term Investments (Cost $ 571,037,165 ) ...............................
545,380,810
a
a a a a
Short Term Investments 3.7%
Municipal Bonds 3.7%
North Carolina 3.7%
e
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group , Revenue , 2007 B , Refunding , SPA JPMorgan Chase
Bank NA , Daily VRDN and Put , 3% , 1/15/38 ............................ 2,400,000 2,400,000
Atrium Health Obligated Group , Revenue , 2018 G , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 3% , 1/15/48 .................................... 5,600,000 5,600,000
e
North Carolina Medical Care Commission , FirstHealth of the Carolinas, Inc. , Revenue ,
2017 C , Refunding , LOC Truist Bank , Daily VRDN and Put , 3% , 10/01/39 ........ 13,000,000 13,000,000
21,000,000
Total Municipal Bonds (Cost $ 21,000,000 ) ......................................
21,000,000
Total Short Term Investments (Cost $ 21,000,000 ) ................................
21,000,000
a
Total Investments (Cost $ 592,037,165 ) 99.3% ...................................
$566,380,810
Other Assets, less Liabilities 0.7% .............................................
4,339,840
Net Assets 100.0% ...........................................................
$570,720,650

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 347 .
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2026, the aggregate value of these securities was $17,581,319, representing 3.1% of net assets.
c
The rate shown represents the yield at period end.
d
The coupon rate shown represents the rate at period end.
e
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.61 $11.52 $11.50 $11.29 $12.54 $12.90
Income from investment operations
b
:
Net investment income
c
............. 0.20 0.38 0.36 0.34 0.31 0.25
Net realized and unrealized gains (losses) (0.39) 0.09 0.02 0.21 (1.26) (0.36)
Total from investment operations ........ (0.19) 0.47 0.38 0.55 (0.95) (0.11)
Less distributions from:
Net investment income .............. (0.20) (0.38) (0.36) (0.34) (0.30) (0.25)
Net asset value, end of period .......... $11.22 $11.61 $11.52 $11.50 $11.29 $12.54
Total return
d
....................... (1.67)% 4.21% 3.34% 4.96% (7.57)% (0.90)%
Ratios to average net assets
e
Expenses ......................... 0.82% 0.82%
f
0.81%
g
0.81%
g
0.81%
g
0.81%
g
Net investment income ............... 3.44% 3.38% 3.10% 3.01% 2.66% 1.94%
Supplemental data
Net assets , end of period (000’s) ........ $239,088 $255,039 $259,588 $261,839 $269,364 $315,516
Portfolio turnover rate ................ 2.11% 10.45% 13.17% 9.53% 26.92% 24.59%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.60 $11.51 $11.49 $11.28 $12.54 $12.90
Income from investment operations
b
:
Net investment income
c
............. 0.21 0.40 0.37 0.36 0.32 0.27
Net realized and unrealized gains (losses) (0.39) 0.09 0.03 0.21 (1.26) (0.36)
Total from investment operations ........ (0.18) 0.49 0.40 0.57 (0.94) (0.09)
Less distributions from:
Net investment income .............. (0.21) (0.40) (0.38) (0.36) (0.32) (0.27)
Net asset value, end of period .......... $11.21 $11.60 $11.51 $11.49 $11.28 $12.54
Total return
d
....................... (1.60)% 4.37% 3.50% 5.12% (7.51)% (0.75)%
Ratios to average net assets
e
Expenses ......................... 0.67% 0.67%
f
0.66%
g
0.66%
g
0.66%
g
0.66%
g
Net investment income ............... 3.59% 3.53% 3.25% 3.16% 2.80% 2.10%
Supplemental data
Net assets , end of period (000’s) ........ $404,086 $437,233 $492,750 $559,066 $628,747 $850,932
Portfolio turnover rate ................ 2.11% 10.45% 13.17% 9.53% 26.92% 24.59%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.76 $11.67 $11.65 $11.44 $12.71 $13.08
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.33 0.31 0.29 0.26 0.20
Net realized and unrealized gains (losses) (0.39) 0.09 0.02 0.21 (1.28) (0.37)
Total from investment operations ........ (0.22) 0.42 0.33 0.50 (1.02) (0.17)
Less distributions from:
Net investment income .............. (0.17) (0.33) (0.31) (0.29) (0.25) (0.20)
Net asset value, end of period .......... $11.37 $11.76 $11.67 $11.65 $11.44 $12.71
Total return
d
....................... (1.85)% 3.74% 2.88% 4.47% (8.00)% (1.36)%
Ratios to average net assets
e
Expenses ......................... 1.22% 1.22%
f
1.20%
g
1.20%
g
1.20%
g
1.20%
g
Net investment income ............... 2.98% 2.93% 2.65% 2.55% 2.20% 1.52%
Supplemental data
Net assets , end of period (000’s) ........ $18,955 $22,943 $34,844 $54,356 $78,486 $125,479
Portfolio turnover rate ................ 2.11% 10.45% 13.17% 9.53% 26.92% 24.59%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.61 $11.53 $11.51 $11.30 $12.55 $12.91
Income from investment operations
b
:
Net investment income
c
............. 0.21 0.41 0.39 0.37 0.34 0.29
Net realized and unrealized gains (losses) (0.38) 0.08 0.02 0.21 (1.25) (0.36)
Total from investment operations ........ (0.17) 0.49 0.41 0.58 (0.91) (0.07)
Less distributions from:
Net investment income .............. (0.21) (0.41) (0.39) (0.37) (0.34) (0.29)
Net asset value, end of period .......... $11.23 $11.61 $11.53 $11.51 $11.30 $12.55
Total return
d
....................... (1.44)% 4.42% 3.63% 5.26% (7.29)% (0.61)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.54% 0.54% 0.53% 0.53% 0.54% 0.53%
Expenses net of waiver and payments by
affiliates .......................... 0.54% 0.54%
f
0.53%
g
0.53%
f,g
0.52%
g
0.52%
g
Net investment income ............... 3.73% 3.67% 3.39% 3.31% 2.94% 2.23%
Supplemental data
Net assets , end of period (000’s) ........ $27,721 $21,784 $22,877 $20,781 $14,734 $21,433
Portfolio turnover rate ................ 2.11% 10.45% 13.17% 9.53% 26.92% 24.59%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.61 $11.53 $11.50 $11.30 $12.55 $12.91
Income from investment operations
b
:
Net investment income
c
............. 0.21 0.41 0.39 0.37 0.33 0.29
Net realized and unrealized gains (losses) (0.39) 0.08 0.03 0.20 (1.25) (0.37)
Total from investment operations ........ (0.18) 0.49 0.42 0.57 (0.92) (0.08)
Less distributions from:
Net investment income .............. (0.21) (0.41) (0.39) (0.37) (0.33) (0.28)
Net asset value, end of period .......... $11.22 $11.61 $11.53 $11.50 $11.30 $12.55
Total return
d
....................... (1.55)% 4.38% 3.60% 5.22% (7.33)% (0.65)%
Ratios to average net assets
e
Expenses ......................... 0.57% 0.57%
f
0.56%
g
0.56%
g
0.56%
g
0.56%
g
Net investment income ............... 3.69% 3.63% 3.35% 3.25% 2.89% 2.20%
Supplemental data
Net assets , end of period (000’s) ........ $180,213 $179,242 $181,308 $182,390 $209,487 $299,002
Portfolio turnover rate ................ 2.11% 10.45% 13.17% 9.53% 26.92% 24.59%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2026
Franklin Ohio Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.4%
Residential REITs 0.4%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 3,200,000 $ 3,266,775
Total Corporate Bonds (Cost $ 3,200,000 ) .......................................
3,266,775
Municipal Bonds 98.2%
California 0.3%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 2,800,000 2,330,123
Florida 2.1%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 9,144,000 8,082,228
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 2,200,000 1,501,982
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 6.56%, 3/01/29 ........................................... 10,500,000 8,958,683
18,542,893
Georgia 0.2%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 920,000 941,629
c
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.7%, 12/01/45 ................... 2,100,000 1,042,624
1,984,253
New Jersey 0.2%
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2022
A , 4% , 6/15/38 .................................................... 2,000,000 1,945,224
New York 0.1%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/48 .......... 750,000 650,175
Ohio 90.5%
Akron City School District , COP , 2023 , AG Insured , 5% , 8/01/53 ................ 3,000,000 3,024,253
American Municipal Power, Inc. ,
Combined Hydroelectric , Revenue , 2024 A , Refunding , 5% , 2/15/48 ............ 1,325,000 1,352,860
Prairie State Energy Campus , Revenue , 2017 A , Refunding , 5% , 2/15/37 ........ 3,700,000 3,785,093
Prairie State Energy Campus , Revenue , 2017 A , Refunding , 5% , 2/15/38 ........ 3,500,000 3,574,488
Solar Electricity Prepayment , Revenue , 2019 A , 5% , 2/15/44 ................. 3,345,000 3,386,962
Anthony Wayne Local School District , GO , 2017 A , 4% , 12/01/39 ................ 2,445,000 2,365,999
Apollo Joint Vocational School District , GO , 2017 , Refunding , 4% , 12/01/39 ........ 6,530,000 6,380,194
Bedford City School District , GO , 2025 , BAM Insured , 5.5% , 12/01/58 ............ 2,000,000 2,065,267
Big Walnut Local School District , GO , 2026 B , 5% , 12/01/55 ................... 1,000,000 1,009,653
Bowling Green State University , Revenue , 2017 B , Refunding , 5% , 6/01/42 ........ 1,045,000 1,049,909
Brooklyn City School District , GO , 2017 , Refunding , AG Insured , 5% , 12/01/49 ..... 9,000,000 9,003,125
Butler County Port Authority ,
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/34 ........................................................ 185,000 185,133
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/35 ........................................................ 195,000 193,563
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/36 ........................................................ 205,000 201,053
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/37 ........................................................ 210,000 203,579
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/38 ........................................................ 220,000 210,184
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/39 ........................................................ 225,000 211,128
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/40 ........................................................ 240,000 222,227

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Butler County Port Authority, (continued)
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/41 ........................................................ $ 245,000 $ 223,630
c
Canal Winchester Local School District ,
GO , 2005 , NATL Insured , 3.77%, 12/01/32 ............................... 3,955,000 3,137,591
GO , 2005 , NATL Insured , 3.91%, 12/01/33 ............................... 2,000,000 1,514,414
Cincinnati City School District ,
GO , 2006 , Refunding , NATL Insured , 5.25% , 12/01/27 ...................... 14,900,000 15,406,144
GO , 2006 , Refunding , NATL Insured , 5.25% , 12/01/28 ...................... 8,180,000 8,634,486
City of Chillicothe ,
Adena Health System Obligated Group , Revenue , 2017 , Refunding , 5% , 12/01/37 . 2,890,000 2,903,307
Adena Health System Obligated Group , Revenue , 2017 , Refunding , 5% , 12/01/47 . 2,110,000 2,041,513
City of Cleveland ,
GO , 2012 , 5% , 12/01/30 ............................................. 35,000 35,058
GO , 2020 A , 2% , 12/01/36 ........................................... 1,215,000 958,495
Water Pollution Control , Revenue , 2024 , 5% , 11/15/54 ...................... 1,350,000 1,360,496
City of Columbus ,
GO , 2018 A , 5% , 4/01/34 ............................................ 7,000,000 7,280,402
GO , 2019 A , 5% , 4/01/40 ............................................ 3,000,000 3,086,729
GO , 2021 A , 5% , 4/01/40 ............................................ 1,900,000 1,979,674
City of Hilliard , Income Tax , Revenue , 2022 , 5% , 12/01/47 ..................... 5,000,000 5,131,339
City of Marysville , Wastewater Treatment System , Revenue , 2016 , Refunding , BAM
Insured , 4% , 12/01/46 .............................................. 9,370,000 8,593,769
Cleveland Department of Public Utilities ,
Division of Public Power , Revenue , 2020 A , Refunding , AG Insured , 4% , 11/15/37 . 1,000,000 973,369
c
Division of Public Power , Revenue , B-2 , NATL Insured , 5%, 11/15/38 ........... 10,000,000 5,512,715
Cleveland-Cuyahoga County Port Authority ,
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/38 ....... 100,000 97,579
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/39 ....... 700,000 665,133
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/40 ....... 100,000 93,083
Euclid Avenue Development Corp. , Revenue , 2022 A , 5.5% , 8/01/52 ........... 9,000,000 9,077,004
Port of Cleveland Bond Fund , Revenue , 2024 C , 5% , 11/15/54 ................ 1,175,000 1,159,390
Columbiana Exempted Village School District , COP , 2026 , Refunding , BAM Insured ,
5% , 12/01/50 ..................................................... 1,000,000 993,127
Columbus Regional Airport Authority ,
Revenue , 2025 A , Refunding , 5.5% , 1/01/50 .............................. 5,000,000 5,179,080
Revenue , 2025 B , Refunding , 5.25% , 1/01/55 ............................. 1,000,000 1,025,834
Columbus-Franklin County Finance Authority ,
Revenue , 2021 C , 2.5% , 11/15/41 ..................................... 900,000 613,349
Revenue , 2021 C , 3% , 5/15/51 ........................................ 2,180,000 1,448,296
Central Ohio Regional Bond Fund , Revenue , 2024 A , 5% , 11/15/54 ............ 980,000 952,685
Central Ohio Regional Bond Fund , Revenue , 2025 A , 5.25% , 5/15/45 ........... 660,000 681,454
ECG Westerville LP , Revenue , 2024 A , FNMA Insured , 4.375% , 6/01/43 ......... 5,000,000 4,657,311
County of Butler ,
UC Health Obligated Group , Revenue , 2016 , Refunding , 5% , 11/15/45 .......... 5,020,000 4,862,732
UC Health Obligated Group , Revenue , 2017 , Refunding , 4% , 11/15/36 .......... 2,140,000 2,006,459
County of Cuyahoga ,
GO , 2020 A , Refunding , 4% , 12/01/34 .................................. 750,000 757,689
GO , 2026 , 5.25% , 12/01/56 .......................................... 2,000,000 2,072,211
GO , 2026 , 5% , 12/01/64 ............................................. 2,145,000 2,159,430
County of Fayette , Adena Health System Obligated Group , Revenue , 2025 , AG
Insured , 5.25% , 12/01/54 ............................................ 5,000,000 5,127,700
County of Franklin ,
Nationwide Children's Hospital, Inc. , Revenue , 2016 C , Refunding , 4% , 11/01/40 .. 5,000,000 4,716,980
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/33 ....... 5,000 5,258
Ohio Living Obligated Group , Revenue , 2022 , 4% , 7/01/34 ................... 2,230,000 2,199,294

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
County of Franklin, (continued)
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/34 ....... $ 10,000 $ 10,516
Ohio Living Obligated Group , Revenue , 2022 , 4% , 7/01/35 ................... 2,890,000 2,825,155
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/35 ....... 10,000 10,516
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/36 ....... 15,000 15,775
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/40 ....... 5,000 5,258
Ohio Living Obligated Group , Revenue , 2023 , Refunding , 5.25% , 7/01/41 ........ 5,000,000 5,089,941
Sales Tax , Revenue , 2018 , 5% , 6/01/43 ................................. 6,000,000 6,102,365
Trinity Health Corp. Obligated Group , Revenue , 2017 A-OH , 5% , 12/01/47 ....... 11,800,000 11,899,817
Trinity Health Corp. Obligated Group , Revenue , 2019 A , 4% , 12/01/49 .......... 6,030,000 5,158,372
County of Hamilton ,
Christ Hospital Obligated Group , Revenue , 2026 , Refunding , AG Insured , 4.125% ,
6/01/44 ........................................................ 1,000,000 928,767
Life Enriching Communities Obligated Group , Revenue , 2025 , Refunding , 5.5% ,
1/01/50 ........................................................ 1,000,000 1,013,887
Life Enriching Communities Obligated Group , Revenue , 2025 , Refunding , 5.5% ,
1/01/55 ........................................................ 3,000,000 3,027,648
TriHealth Obligated Group , Revenue , 2017 A , 5% , 8/15/42 ................... 5,000,000 5,031,141
UC Health Obligated Group , Revenue , 2025 A , Refunding , 5.5% , 8/01/51 ........ 3,700,000 3,670,601
County of Lucas , GO , 2022 , 4.75% , 12/01/52 .............................. 3,000,000 2,860,477
County of Mahoning , Sewer System , Revenue , 2022 , Refunding , 5% , 12/01/46 ..... 3,000,000 3,037,292
County of Miami , Kettering Health Network Obligated Group , Revenue , 2019 ,
Refunding , 5% , 8/01/45 ............................................. 5,000,000 5,051,834
County of Montgomery , Premier Health Partners Obligated Group , Revenue , 2019 A ,
Refunding , 4% , 11/15/39 ............................................ 5,000,000 4,586,486
County of Morrow , GO , 2024 , 5% , 12/01/54 ................................ 1,635,000 1,645,081
County of Muskingum , GO , 2024 , 4% , 12/01/54 ............................. 1,000,000 873,098
County of Perry , GO , 2023 , 5% , 12/01/61 ................................. 1,500,000 1,421,239
County of Ross ,
Adena Health System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/39 . 3,805,000 3,824,255
Adena Health System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/44 . 1,300,000 1,299,788
County of Union , GO , 2018 , 5% , 12/01/47 ................................. 5,000,000 5,001,736
County of Warren , Otterbein Homes Obligated Group , Revenue , 2024 , Refunding , 5% ,
7/01/54 ......................................................... 2,000,000 1,914,110
Dayton City School District , GO , 2014 , Refunding , 5% , 11/01/30 ................ 5,000,000 5,397,130
Dayton-Montgomery County Port Authority ,
Southwest Ohio Regional Bond Fund , Revenue , 2021 C , 2% , 11/15/31 .......... 300,000 265,602
Southwest Ohio Regional Bond Fund , Revenue , 2021 C , 2.5% , 11/15/41 ........ 1,615,000 1,106,808
Delaware County Finance Authority ,
Common Bond Fund , Revenue , 2026 A , 6.75% , 12/01/51 .................... 300,000 335,570
Common Bond Fund , Revenue , 2026 A , 6.75% , 12/01/55 .................... 300,000 333,574
Dublin City School District ,
GO , 2019 A , 4% , 12/01/44 ........................................... 10,000,000 9,472,939
GO , 2024 , 5% , 12/01/48 ............................................. 2,250,000 2,322,966
GO , 2024 B , 4% , 12/01/48 ........................................... 1,250,000 1,136,245
Elyria City School District , GO , 2017 A , 5% , 12/01/43 ........................ 5,500,000 5,504,769
Fremont City School District , GO , 2017 A , 5% , 1/15/49 ....................... 13,970,000 13,971,612
Grandview Heights City School District , GO , 2025 , 5% , 12/01/58 ................ 1,260,000 1,274,027
Green Local School District , COP , 2022 , AG Insured , 5% , 11/01/52 .............. 2,000,000 2,000,546
Hilliard School District , GO , 2017 , 4% , 12/01/46 ............................ 8,500,000 7,832,502
Hudson City School District , GO , 2018 , 4% , 12/01/45 ........................ 17,370,000 16,659,451
Indian Creek Local School District ,
GO , 2018 A , 5% , 11/01/55 ........................................... 3,000,000 3,018,837
GO , 2018 B , BAM Insured , 5% , 11/01/55 ................................ 3,910,000 3,939,358
Jonathan Alder Local School District , GO , 2026 , 5% , 12/01/55 .................. 1,500,000 1,506,710
Lakota Local School District , GO , 2005 , Refunding , NATL Insured , 5.25% , 12/01/26 . 2,000,000 2,013,095
d
Lancaster Port Authority , Revenue , 2024 A , Refunding , Mandatory Put , 5% , 8/01/30 . 3,000,000 3,139,988

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Licking Heights Local School District , GO , 2022 , 4.5% , 10/01/51 ................ $ 1,800,000 $ 1,728,909
Madeira City School District , GO , Refunding , AG Insured , 5.25% , 12/01/32 ........ 9,605,000 10,421,467
Madison-Plains Local School District , COP , 2025 , BAM Insured , 5.5% , 12/01/54 .... 2,000,000 2,042,540
Miami University ,
Revenue , 2022 A , Refunding , 5% , 9/01/34 ............................... 1,000,000 1,070,722
Revenue , 2026 A , Refunding , 5.25% , 9/01/51 ............................. 3,000,000 3,125,855
Miami Valley Career Technology Center , GO , 2018 , 5% , 12/01/44 ............... 20,000,000 20,268,240
Northeast Ohio Medical University ,
Revenue , 2021 A , Refunding , 5% , 12/01/27 .............................. 100,000 102,010
Revenue , 2021 A , Refunding , 5% , 12/01/29 .............................. 110,000 114,752
Revenue , 2021 A , Refunding , 3% , 12/01/40 .............................. 500,000 395,626
Revenue , 2022 , BAM Insured , 5% , 12/01/43 ............................. 1,000,000 1,007,711
Northeastern Local School District ,
GO , 2018 , AG Insured , 5.25% , 12/01/45 ................................. 5,420,000 5,512,680
GO , 2018 , AG Insured , 4% , 12/01/55 ................................... 5,000,000 4,294,783
Norwalk City School District ,
GO , 2025 , 5% , 11/01/53 ............................................. 700,000 706,436
GO , 2025 , 5% , 11/01/55 ............................................. 550,000 555,230
Oak Hills Local School District , GO , 2026 , 5.375% , 11/01/62 ................... 1,000,000 1,025,226
Ohio Air Quality Development Authority , Ohio Valley Electric Corp. , Revenue , 2026 B ,
Refunding , 4.35% , 6/30/40 ........................................... 2,400,000 2,303,830
Ohio Higher Educational Facility Commission ,
Ashtabula County Medical Center Obligated Group , Revenue , 2022 , 5.25% , 1/01/52 4,895,000 4,742,371
Baldwin Wallace University , Revenue , 2022 , 6% , 12/01/52 ................... 5,885,000 5,918,260
Capital University , Revenue , 2022 , Refunding , 6% , 9/01/42 .................. 4,900,000 4,928,166
Capital University , Revenue , 2022 , Refunding , 6% , 9/01/47 .................. 2,000,000 2,011,741
Capital University , Revenue , 2022 , Refunding , 6% , 9/01/52 .................. 5,100,000 5,054,598
Case Western Reserve University , Revenue , 2016 , Refunding , 5% , 12/01/40 ..... 6,000,000 6,014,233
Cleveland Institute of Music (The) , Revenue , 2022 , 5% , 12/01/32 .............. 300,000 308,462
Cleveland Institute of Music (The) , Revenue , 2022 , 5.125% , 12/01/42 ........... 3,390,000 3,327,867
Cleveland Institute of Music (The) , Revenue , 2022 , 5.375% , 12/01/52 ........... 3,100,000 2,970,710
John Carroll University , Revenue , 2020 , 4% , 10/01/45 ...................... 1,100,000 881,885
John Carroll University , Revenue , 2022 , Refunding , 4% , 10/01/52 .............. 5,000,000 3,765,395
John Carroll University , Revenue , 2025 , 5.5% , 10/01/57 ..................... 5,000,000 4,729,014
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/42 ........... 1,040,000 1,029,224
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/45 ........... 1,360,000 1,325,500
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/50 ........... 2,900,000 2,700,837
Kenyon College , Revenue , 2016 , Refunding , 5% , 7/01/42 ................... 5,320,000 5,322,250
Kenyon College , Revenue , 2016 , Refunding , 4% , 7/01/44 ................... 4,180,000 3,754,166
Kenyon College , Revenue , 2017 , 5% , 7/01/42 ............................ 1,250,000 1,255,380
Kenyon College , Revenue , 2017 , 4% , 7/01/47 ............................ 3,000,000 2,542,082
Oberlin College , Revenue , 2023 A , 5.25% , 10/01/53 ........................ 1,000,000 1,021,686
Otterbein Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/30 ...... 1,095,000 1,117,025
University of Dayton , Revenue , 2018 A , 4% , 12/01/43 ....................... 11,885,000 11,063,315
Xavier University , Revenue , 2024 , Refunding , 5.25% , 5/01/49 ................ 6,750,000 6,566,116
Ohio Housing Finance Agency ,
Revenue , 2020 B , GNMA Insured , 2.1% , 9/01/35 .......................... 485,000 407,593
b
Revenue , 144A, 2023 A , 5.625% , 8/01/41 ............................... 14,000,000 13,794,910
Revenue , 2024 B , GNMA Insured , 4.7% , 9/01/54 .......................... 9,530,000 9,204,418
Revenue , 2024 C , GNMA Insured , 4.7% , 9/01/54 .......................... 7,300,000 7,072,162
b
Middletown Phase Two LP , Revenue , 144A, 2023 A , 6% , 9/01/41 .............. 8,000,000 8,277,601
Ohio State University (The) , Revenue , 2021 A , 4% , 12/01/48 ................... 10,020,000 9,025,646
Ohio Turnpike & Infrastructure Commission ,
Revenue , 2018 A , 5% , 2/15/43 ........................................ 17,025,000 17,284,322
c
Revenue, Junior Lien , 2013 A-2 , BAM Insured , 4.16%, 2/15/38 ................ 3,665,000 2,297,993
c
Revenue, Junior Lien , 2013 A-2 , 4.66%, 2/15/43 ........................... 10,485,000 4,957,532
Revenue, Sub. Lien , 2018 A , 5% , 2/15/43 ................................ 2,575,000 2,613,492

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Ohio Turnpike & Infrastructure Commission, (continued)
Revenue, Sub. Lien , 2018 A , 5% , 2/15/46 ................................ $ 13,750,000 $ 13,879,884
Ohio University , Revenue , 2017 A , Refunding , 5% , 12/01/45 ................... 7,000,000 7,049,143
Ohio Water Development Authority ,
Revenue , 2019 , 5% , 12/01/39 ........................................ 5,000,000 5,185,030
Revenue , 2019 , 5% , 6/01/44 ......................................... 1,330,000 1,366,842
Fresh Water Fund , Revenue , 2025 A , 5% , 12/01/43 ........................ 10,000,000 10,617,691
Water Pollution Control Loan Fund , Revenue , 2019 B , Refunding , 5% , 12/01/44 ... 10,000,000 10,279,602
Water Pollution Control Loan Fund , Revenue , 2020 A , 5% , 12/01/50 ............ 6,820,000 6,942,154
Water Pollution Control Loan Fund , Revenue , 2021 A , 5% , 12/01/46 ............ 5,500,000 5,695,659
Water Pollution Control Loan Fund , Revenue , 2023 B , 5% , 12/01/36 ............ 5,675,000 6,187,192
Water Pollution Control Loan Fund , Revenue , 2024 D , 5% , 12/01/43 ........... 1,700,000 1,799,964
Water Pollution Control Loan Fund , Revenue , 2024 D , 5% , 12/01/44 ........... 7,575,000 7,988,940
Olentangy Local School District , GO , 2026 , Refunding , 5% , 12/01/55 ............. 1,000,000 1,020,107
Port of Greater Cincinnati Development Authority ,
Revenue , 2024 B , Refunding , 5% , 12/01/53 .............................. 1,500,000 1,489,781
Revenue , 2024 B , Refunding , 5% , 12/01/63 .............................. 2,000,000 1,972,762
Revenue , 2024 C , Refunding , AG Insured , 5.25% , 12/01/53 .................. 1,000,000 1,023,188
Revenue , 2024 C , Refunding , AG Insured , 5.25% , 12/01/58 .................. 1,000,000 1,022,178
Revenue , 2024 C , Refunding , AG Insured , 5.25% , 12/01/63 .................. 1,000,000 1,020,239
3CDC Master Parking LLC Obligated Group , Revenue , 2025 A , Refunding , AG
Insured , 5% , 12/01/60 ............................................. 4,625,000 4,556,482
Southwest Ohio Regional Bond Fund , Revenue , 2026 A-1 , 5.125% , 11/15/54 ..... 600,000 602,632
c
Princeton City School District ,
GO , 2014 , Refunding , 5.03%, 12/01/40 ................................. 6,000,000 2,982,793
GO , 2014 , Refunding , 5.34%, 12/01/41 ................................. 6,000,000 2,712,523
Russia Local School District , GO , 2023 , 5% , 12/01/52 ........................ 1,670,000 1,703,813
Springboro Community City School District ,
GO , 2007 , Refunding , AG Insured , 5.25% , 12/01/27 ........................ 5,175,000 5,336,537
GO , 2007 , Refunding , AG Insured , 5.25% , 12/01/28 ........................ 2,000,000 2,102,163
GO , 2026 , BAM Insured , 5% , 12/01/56 .................................. 2,500,000 2,518,069
State of Ohio ,
GO , 2019 A , 5% , 6/15/38 ............................................ 6,500,000 6,721,406
GO , 2020 C , 5% , 3/01/38 ............................................ 2,300,000 2,434,997
GO , 2025 A , 5% , 3/01/44 ............................................ 2,000,000 2,119,862
Cleveland Clinic Health System Obligated Group , Revenue , 2021 B , Refunding , 5% ,
1/01/29 ........................................................ 4,850,000 5,096,270
Premier Health Partners Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/37 1,000,000 944,037
University Hospitals Health System, Inc. Obligated Group , Revenue , 2021 A ,
Refunding , 4% , 1/15/46 ............................................ 5,795,000 5,093,126
Summit County Development Finance Authority ,
City of Akron , Revenue , 2022 , 4% , 5/15/46 ............................... 3,585,000 3,189,877
PRG - Akron Properties LLC , Revenue , 2025 A , BAM Insured , 5.25% , 7/01/55 .... 1,000,000 1,000,752
PRG - Akron Properties LLC , Revenue , 2025 A , BAM Insured , 5.5% , 7/01/60 ..... 1,000,000 1,014,514
UAkronPark, Inc. , Revenue , 2023 , 5.625% , 12/01/48 ....................... 4,700,000 4,899,543
UAkronPark, Inc. , Revenue , 2023 , 5.75% , 12/01/53 ........................ 5,000,000 5,211,155
Sycamore Community City School District , GO , 2020 , 4% , 12/01/45 ............. 6,000,000 5,611,456
Toledo City School District ,
COP , 2024 , BAM Insured , 5% , 12/01/48 ................................. 1,250,000 1,263,694
GO , 2025 , 5% , 12/01/50 ............................................. 6,595,000 6,708,429
GO , 2025 , 5% , 12/01/54 ............................................. 6,450,000 6,514,775
Toledo Lucas County Public Library , GO , 2025 A , 5% , 12/01/54 ................. 5,000,000 5,053,767
Toledo-Lucas County Port Authority ,
Revenue , 2021 A , 2% , 11/15/31 ....................................... 300,000 266,511
Northwest Ohio Bond Fund , Revenue , 2024 C , 5% , 11/15/54 ................. 2,155,000 2,145,563
ParkUToledo, Inc. , Revenue , 2021 , 4% , 1/01/46 ........................... 1,625,000 1,459,311
ParkUToledo, Inc. , Revenue , 2021 , 4% , 1/01/51 ........................... 2,840,000 2,400,533

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Toledo-Lucas County Port Authority, (continued)
ParkUToledo, Inc. , Revenue , 2021 , 4% , 1/01/57 ........................... $ 5,000,000 $ 4,068,536
Triway Local School District , COP , 2021 , BAM Insured , 4% , 12/01/39 ............ 2,200,000 2,129,983
University of Akron (The) ,
Revenue , 2018 A , 5% , 1/01/42 ........................................ 3,945,000 3,974,379
Revenue , 2018 A , Pre-Refunded , 5% , 1/01/42 ............................ 1,780,000 1,849,449
University of Cincinnati ,
Revenue , 2017 A , 5% , 6/01/45 ........................................ 2,205,000 2,213,984
Revenue , 2018 A , Refunding , 4% , 6/01/48 ............................... 10,000,000 8,910,993
Revenue , 2024 A , 5.25% , 6/01/49 ..................................... 6,350,000 6,580,010
Revenue , 2024 A , 5.25% , 6/01/54 ..................................... 1,650,000 1,696,640
Upper Arlington City School District , GO , 2018 A , Pre-Refunded , 5% , 12/01/48 ..... 13,000,000 13,398,610
Village of Bluffton ,
Blanchard Valley Health System Obligated Group , Revenue , 2017 , Refunding , 4% ,
12/01/33 ....................................................... 1,655,000 1,656,655
Blanchard Valley Health System Obligated Group , Revenue , 2017 , Refunding , 4% ,
12/01/34 ....................................................... 1,900,000 1,896,481
Warren County Port Authority ,
Ohio Communities Accelerator Fund , Revenue , 2021 C , 4% , 12/01/41 .......... 2,075,000 1,855,529
Ohio Communities Accelerator Fund , Revenue , 2021 C , 4% , 12/01/55 .......... 3,500,000 2,703,475
Ohio Communities Accelerator Fund , Revenue , 2021 H , 4% , 12/01/53 .......... 1,375,000 1,089,942
Ohio Communities Accelerator Fund , Revenue , 2022 A , 5.5% , 12/01/50 ......... 3,205,000 3,218,356
Ohio Communities Accelerator Fund , Revenue , 2022 B , 4.75% , 12/01/34 ........ 860,000 874,555
Ohio Communities Accelerator Fund , Revenue , 2025 A , 5.25% , 12/01/40 ........ 380,000 381,760
Ohio Communities Accelerator Fund , Revenue , 2025 A , 6.75% , 12/01/56 ........ 1,650,000 1,756,993
Ohio Communities Accelerator Fund , Revenue , 2025 C , 6% , 12/01/42 .......... 1,020,000 1,061,981
Warren County Port Authority Ohio Communities Accelerator Fund , Revenue , 2020
D-1 , Refunding , 4% , 12/01/40 ....................................... 1,390,000 1,279,451
Warren County Port Authority Ohio Communities Accelerator Fund , Revenue , 2020
D-1 , Refunding , 4% , 12/01/52 ....................................... 1,930,000 1,537,343
West Central Ohio Port Authority , Global Impact STEM Academy , Revenue , 2025 A ,
5.5% , 12/01/55 ................................................... 2,690,000 2,633,027
Westerville City School District , GO , 2006 , Refunding , XLCA Insured , 5% , 12/01/27 .. 3,820,000 3,884,947
Westlake City School District , GO , 2021 A , Refunding , 4% , 12/01/49 ............. 3,965,000 3,445,909
Winton Woods City School District , GO , 2017 , Refunding , 4% , 11/01/43 ........... 7,000,000 6,548,989
Wyoming City School District , GO , 2025 , Refunding , 5% , 12/01/61 .............. 3,000,000 3,025,738
787,126,393
South Carolina 0.3%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,100,000 2,694,304
Texas 0.6%
Lake Houston Redevelopment Authority , City of Houston Reinvestment Zone No. 10 ,
Revenue , 2021 , Refunding , 3% , 9/01/38 ................................. 300,000 230,651
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 6,000,000 4,513,567
4,744,218
Washington 0.3%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 3,100,000 2,652,682
Wisconsin 3.2%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 4,285,000 4,382,299
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 3,100,000 2,525,784
c
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 9,545,000 4,754,295
b
FAH Tree House LLC , Revenue , 144A, 2023 A , 6.5% , 8/01/53 ................ 2,800,000 2,498,157

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
b,c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. $ 21,750,000 $ 13,881,020
28,041,555
U.S. Territories 0.4%
Puerto Rico 0.4%
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,000,000 1,005,839
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 996,280
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/33 .. 440,000 456,937
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/35 .. 235,000 241,384
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ..
1,100,000 1,038,661
3,739,101
Total U.S. Territories .................................................................... 3,739,101
Total Municipal Bonds (Cost $ 881,593,061 ) .....................................
854,450,921
Total Long Term Investments (Cost $ 884,793,061 ) ...............................
857,717,696
a
a a a a
Short Term Investments 0.5%
Municipal Bonds 0.5%
Ohio 0.5%
e
County of Hamilton , TriHealth Obligated Group , Revenue , 2021 B , Refunding ,
SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 3% , 8/15/51 ............ 2,600,000 2,600,000
e
Ohio Higher Educational Facility Commission , Cleveland Clinic Health System
Obligated Group , Revenue , 2013 B-3 , SPA US Bank NA , Daily VRDN and Put , 2.9% ,
1/01/39 ......................................................... 1,350,000 1,350,000
3,950,000
Total Municipal Bonds (Cost $ 3,950,000 ) .......................................
3,950,000
Total Short Term Investments (Cost $ 3,950,000 ) .................................
3,950,000
a
Total Investments (Cost $ 888,743,061 ) 99.1% ...................................
$861,667,696
Other Assets, less Liabilities 0.9% .............................................
8,395,311
Net Assets 100.0% ...........................................................
$870,063,007
See Abbreviations on page 347 .
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2026, the aggregate value of these securities was $61,298,690, representing 7.0% of net assets.
c
The rate shown represents the yield at period end.
d
The maturity date shown represents the mandatory put date.
e
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.59 $10.52 $10.53 $10.35 $11.45 $11.73
Income from investment operations
b
:
Net investment income
c
............. 0.19 0.35 0.32 0.31 0.27 0.23
Net realized and unrealized gains (losses) (0.33) 0.06 (0.01) 0.18 (1.10) (0.28)
Total from investment operations ........ (0.14) 0.41 0.31 0.49 (0.83) (0.05)
Less distributions from:
Net investment income .............. (0.19) (0.34) (0.32) (0.31) (0.27) (0.23)
Net asset value, end of period .......... $10.26 $10.59 $10.52 $10.53 $10.35 $11.45
Total return
d
....................... (1.37)% 4.08% 3.04% 4.80% (7.27)% (0.48)%
Ratios to average net assets
e
Expenses ......................... 0.82% 0.82%
f
0.81%
g
0.82%
g
0.81%
g
0.80%
g
Net investment income ............... 3.52% 3.42% 3.08% 3.03% 2.56% 1.93%
Supplemental data
Net assets , end of period (000’s) ........ $214,860 $215,482 $209,434 $202,385 $208,460 $251,006
Portfolio turnover rate ................ 3.97% 16.43% 11.31% 15.03% 32.94% 19.83%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.58 $10.52 $10.52 $10.34 $11.44 $11.72
Income from investment operations
b
:
Net investment income
c
............. 0.19 0.37 0.34 0.33 0.29 0.25
Net realized and unrealized gains (losses) (0.33) 0.05 —
d
0.17 (1.11) (0.28)
Total from investment operations ........ (0.14) 0.42 0.34 0.50 (0.82) (0.03)
Less distributions from:
Net investment income .............. (0.19) (0.36) (0.34) (0.32) (0.28) (0.25)
Net asset value, end of period .......... $10.25 $10.58 $10.52 $10.52 $10.34 $11.44
Total return
e
....................... (1.30)% 4.14% 3.19% 5.06% (7.14)% (0.33)%
Ratios to average net assets
f
Expenses ......................... 0.66% 0.67%
g
0.66%
h
0.67%
h
0.66%
h
0.65%
h
Net investment income ............... 3.67% 3.57% 3.23% 3.19% 2.71% 2.08%
Supplemental data
Net assets , end of period (000’s) ........ $352,302 $398,922 $452,986 $513,161 $562,620 $731,732
Portfolio turnover rate ................ 3.97% 16.43% 11.31% 15.03% 32.94% 19.83%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.75 $10.68 $10.69 $10.50 $11.63 $11.91
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.31 0.28 0.27 0.23 0.18
Net realized and unrealized gains (losses) (0.34) 0.06 (0.01) 0.18 (1.14) (0.28)
Total from investment operations ........ (0.18) 0.37 0.27 0.45 (0.91) (0.10)
Less distributions from:
Net investment income .............. (0.16) (0.30) (0.28) (0.26) (0.22) (0.18)
Net asset value, end of period .......... $10.41 $10.75 $10.68 $10.69 $10.50 $11.63
Total return
d
....................... (1.65)% 3.60% 2.57% 4.40% (7.79)% (0.79)%
Ratios to average net assets
e
Expenses ......................... 1.21% 1.21%
f
1.20%
g
1.21%
g
1.20%
g
1.19%
g
Net investment income ............... 3.06% 2.95% 2.62% 2.58% 2.10% 1.50%
Supplemental data
Net assets , end of period (000’s) ........ $9,297 $11,567 $18,008 $27,772 $43,030 $72,237
Portfolio turnover rate ................ 3.97% 16.43% 11.31% 15.03% 32.94% 19.83%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.59 $10.52 $10.53 $10.35 $11.45 $11.73
Income from investment operations
b
:
Net investment income
c
............. 0.20 0.38 0.35 0.34 0.30 0.26
Net realized and unrealized gains (losses) (0.34) 0.06 (0.01) 0.18 (1.10) (0.28)
Total from investment operations ........ (0.14) 0.44 0.34 0.52 (0.80) (0.02)
Less distributions from:
Net investment income .............. (0.20) (0.37) (0.35) (0.34) (0.30) (0.26)
Net asset value, end of period .......... $10.25 $10.59 $10.52 $10.53 $10.35 $11.45
Total return
d
....................... (1.33)% 4.38% 3.33% 5.09% (7.01)% (0.12)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.53% 0.53% 0.53% 0.54% 0.53% 0.52%
Expenses net of waiver and payments by
affiliates .......................... 0.53% 0.53% 0.53%
f
0.54%
f
0.52%
f
0.52%
f,g
Net investment income ............... 3.81% 3.70% 3.37% 3.32% 2.85% 2.21%
Supplemental data
Net assets , end of period (000’s) ........ $29,216 $28,631 $27,070 $23,591 $21,344 $26,269
Portfolio turnover rate ................ 3.97% 16.43% 11.31% 15.03% 32.94% 19.83%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.60 $10.53 $10.54 $10.35 $11.46 $11.73
Income from investment operations
b
:
Net investment income
c
............. 0.20 0.38 0.35 0.34 0.30 0.26
Net realized and unrealized gains (losses) (0.34) 0.06 (0.01) 0.18 (1.12) (0.27)
Total from investment operations ........ (0.14) 0.44 0.34 0.52 (0.82) (0.01)
Less distributions from:
Net investment income .............. (0.20) (0.37) (0.35) (0.33) (0.29) (0.26)
Net asset value, end of period .......... $10.26 $10.60 $10.53 $10.54 $10.35 $11.46
Total return
d
....................... (1.34)% 4.34% 3.29% 5.16% (7.12)% (0.15)%
Ratios to average net assets
e
Expenses ......................... 0.56% 0.57%
f
0.56%
g
0.57%
g
0.56%
g
0.55%
g
Net investment income ............... 3.77% 3.67% 3.33% 3.28% 2.80% 2.18%
Supplemental data
Net assets , end of period (000’s) ........ $175,272 $160,290 $147,162 $134,601 $134,222 $181,163
Portfolio turnover rate ................ 3.97% 16.43% 11.31% 15.03% 32.94% 19.83%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2026
Franklin Oregon Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Residential REITs 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 2,500,000 $ 2,552,168
Total Corporate Bonds (Cost $ 2,500,000 ) .......................................
2,552,168
Municipal Bonds 100.1%
California 0.4%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 3,500,000 2,912,654
Florida 1.0%
b
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 1,500,000 1,024,078
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 6.56%, 3/01/29 ........................................... 8,300,000 7,081,626
8,105,704
Georgia 0.4%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 965,000 987,687
c
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.7%, 12/01/45 ................... 4,520,000 2,244,124
3,231,811
Illinois 0.4%
Metropolitan Pier & Exposition Authority ,
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , BAM Insured , 4% , 12/15/42 ................................ 2,520,000 2,354,316
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , BAM Insured , 4% , 6/15/52 ................................. 1,000,000 845,600
3,199,916
New Jersey 0.6%
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2019 BB , 5% , 6/15/44 ...................... 2,250,000 2,278,735
State of New Jersey , Revenue , 2022 A , 4% , 6/15/38 ........................ 2,165,000 2,105,704
4,384,439
New York 0.6%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/47 .......... 5,500,000 4,800,376
Oregon 88.6%
Albany Hospital Facility Authority , Mennonite Home of Albany, Inc. Obligated Group ,
Revenue , 2026 A , 5.375% , 5/15/54 .................................... 6,000,000 6,005,263
Astoria Hospital Facilities Authority ,
Columbia Lutheran Charities Obligated Group , Revenue , 2016 , 4% , 8/01/46 ...... 1,750,000 1,569,255
Columbia Lutheran Charities Obligated Group , Revenue , 2024 , 5.25% , 8/01/49 ... 5,500,000 5,466,156
Columbia Lutheran Charities Obligated Group , Revenue , 2024 , 5.25% , 8/01/54 ... 6,500,000 6,409,543
c
Benton & Polk School District No. 17J , GO , 2010 B , 3.65%, 6/15/31 ............. 1,000,000 842,261
City of Beaverton , Water , Revenue , 2020 , 5% , 4/01/32 ....................... 1,000,000 1,068,480
City of Eugene , Electric Utility System , Revenue , 2017 , 5% , 8/01/47 ............. 3,580,000 3,603,062
City of Forest Grove ,
Pacific University , Revenue , 2015 A , Refunding , 5% , 5/01/36 ................. 6,575,000 6,575,575
Pacific University , Revenue , 2017 , Refunding , 4% , 3/01/37 ................... 3,500,000 3,159,147
Pacific University , Revenue , 2022 A , Refunding , 5% , 5/01/30 ................. 1,385,000 1,431,460
Pacific University , Revenue , 2022 A , Refunding , 4% , 5/01/35 ................. 490,000 467,506
Pacific University , Revenue , 2022 A , Refunding , 4% , 5/01/37 ................. 1,905,000 1,762,641
Pacific University , Revenue , 2022 A , Refunding , 4% , 5/01/38 ................. 3,960,000 3,595,998
Pacific University , Revenue , 2022 A , Refunding , 4% , 5/01/39 ................. 1,750,000 1,566,641
City of Keizer , Special Assessment , 2008 , 5.2% , 6/01/31 ...................... 605,000 606,207

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
City of Medford ,
Sewer , Revenue , 2024 , BAM Insured , 4% , 6/01/47 ......................... $ 2,330,000 $ 2,163,395
Sewer , Revenue , 2024 , BAM Insured , 4% , 6/01/49 ......................... 1,715,000 1,557,179
City of Molalla , GO , 2024 A , BAM Insured , 4% , 6/01/49 ....................... 3,115,000 2,844,457
City of Portland ,
GO , 2026 A , 5% , 4/01/46 ............................................ 585,000 617,041
GO , 2026 B , 4.6% , 6/01/46 .......................................... 1,115,000 1,081,652
Sewer System , Revenue, Second Lien , 2025 A , Refunding , 5% , 10/01/54 ........ 17,170,000 17,352,730
d
Water System , Revenue, Second Lien , 2026 A , Refunding , 5% , 4/01/59 ......... 10,000,000 10,112,326
City of Redmond , GO , 2025 A , 5.5% , 6/01/52 .............................. 1,500,000 1,541,935
Clackamas & Washington Counties School District No. 3 , GO , 2026 B , 5% , 6/15/45 .. 1,750,000 1,843,995
Clackamas Community College District , GO , 2017 A , 5% , 6/15/39 ............... 2,250,000 2,278,698
c
Clackamas County School District No. 12 North Clackamas ,
GO , 2017 A , 4.86%, 6/15/40 .......................................... 8,940,000 4,646,307
GO , 2017 A , Pre-Refunded , 4.5%, 6/15/40 ............................... 1,060,000 578,037
GO , 2017 A , 5.26%, 6/15/42 .......................................... 29,265,000 13,018,292
GO , 2017 A , Pre-Refunded , 4.53%, 6/15/42 .............................. 3,505,000 1,742,090
Clackamas County School District No. 35 Molalla River , GO , 2024 , 4% , 6/15/49 .... 3,000,000 2,750,728
c
Clackamas County School District No. 46 Oregon Trail ,
GO , 4.15%, 6/15/37 ................................................ 12,130,000 7,825,859
GO , 4.3%, 6/15/38 ................................................. 12,495,000 7,604,492
Clackamas County School District No. 7J Lake Oswego , GO , 2026 , 5.25% , 6/01/51 . 1,000,000 1,051,426
Clackamas County School District No. 86 Canby , GO , 2020 A , Refunding , 4% , 6/15/40 3,470,000 3,378,190
Columbia County School District No. 502 , GO , 2017 , 5% , 6/15/39 ............... 1,000,000 1,011,427
County of Benton , GO , 2023 , 4.125% , 6/01/53 ............................. 2,035,000 1,883,663
County of Yamhill ,
George Fox University , Revenue , 2021 , Refunding , 4% , 12/01/36 .............. 2,585,000 2,547,051
George Fox University , Revenue , 2021 , Refunding , 4% , 12/01/46 .............. 2,330,000 1,997,523
Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/40 ................ 7,010,000 6,673,675
Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/45 ................ 9,285,000 8,554,210
Deschutes County Hospital Facilities Authority , St. Charles Health System Obligated
Group , Revenue , 2016 A , Refunding , 5% , 1/01/48 ......................... 13,890,000 13,879,860
Hospital Facilities Authority of Multnomah County Oregon , Terwilliger Plaza, Inc.
Obligated Group , Revenue , 2012 , Refunding , 5% , 12/01/29 .................. 2,260,000 2,261,393
Jackson County School District No. 5 Ashland , GO , 2019 , 5% , 6/15/34 ........... 1,000,000 1,049,950
Jackson County School District No. 6 Central Point ,
GO , 2019 A , 5% , 6/15/31 ............................................ 2,665,000 2,811,074
c
GO , 2019 B , 5%, 6/15/40 ............................................ 705,000 359,563
c
GO , 2019 B , 5.13%, 6/15/41 ......................................... 710,000 338,655
c
GO , 2019 B , 5.16%, 6/15/42 ......................................... 610,000 275,562
c
GO , 2019 B , 5.18%, 6/15/43 ......................................... 820,000 351,251
c
GO , 2019 B , 5.19%, 6/15/44 ......................................... 1,115,000 453,058
c
GO , 2019 B , 5.24%, 6/15/45 ......................................... 985,000 377,478
Klamath Falls Intercommunity Hospital Authority , Sky Lakes Medical Center, Inc. ,
Revenue , 2016 , Refunding , 5% , 9/01/46 ................................. 1,000,000 1,000,099
Marion County School District No. 5 Cascade , GO , 2026 , 5% , 6/15/45 ............ 1,000,000 1,047,201
Medford Hospital Facilities Authority ,
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , AG Insured ,
4% , 8/15/45 .................................................... 5,620,000 5,025,886
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/45 8,245,000 8,318,830
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/15/50 11,235,000 9,376,526
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/50 4,500,000 4,433,762
Metro , County of Multnomah Transient Lodging Tax , Revenue , 2017 , 5% , 6/15/47 ... 4,200,000 4,225,483
Metro Oregon - Clackamas, Multnomah, and Washington Counties ,
GO , 2025 , 4.125% , 6/01/44 .......................................... 10,790,000 10,551,236
GO , 2025 , 4.25% , 6/01/45 ........................................... 11,585,000 11,566,129

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Multnomah County School District No. 1J Portland ,
GO , 2023 , 4% , 6/15/41 ............................................. $ 10,000,000 $ 9,707,605
GO , 2026 , 4.5% , 6/15/55 ............................................ 20,000,000 19,044,574
c
Multnomah County School District No. 40 ,
GO , 2012 B , 3.28%, 6/15/29 ......................................... 2,595,000 2,371,593
GO , 2012 B , 3.45%, 6/15/30 ......................................... 1,885,000 1,657,738
GO , 2012 B , 3.58%, 6/15/31 ......................................... 2,030,000 1,715,429
GO , 2012 B , 3.7%, 6/15/32 .......................................... 2,000,000 1,620,243
Multnomah-Clackamas Counties Centennial School District No. 28JT ,
GO , 2020 , Refunding , 5% , 6/15/45 ..................................... 3,000,000 3,074,235
GO , 2020 , 5% , 6/15/50 ............................................. 21,650,000 21,871,482
GO , 2020 , Pre-Refunded , 5% , 6/15/50 .................................. 3,005,000 3,233,677
Oregon Health & Science University ,
Obligated Group , Revenue , 2016 B , Refunding , 4% , 7/01/46 ................. 2,000,000 1,842,642
Obligated Group , Revenue , 2021 A , Refunding , 4% , 7/01/44 ................. 12,645,000 11,677,930
Obligated Group , Revenue , 2021 A , Refunding , 4% , 7/01/51 ................. 26,580,000 23,275,181
Oregon Health & Science University Obligated Group , Revenue , 2017 A , 5% , 7/01/42 10,000,000 10,030,983
d
Oregon State Bond Bank ,
Revenue , 2026 A , Refunding , 5% , 1/01/51 ............................... 915,000 937,570
Revenue , 2026 A , Refunding , 5% , 1/01/56 ............................... 1,185,000 1,205,956
Oregon State Facilities Authority ,
b
CHNW Clifton House LLC , Revenue , 144A, A , 4% , 10/01/26 ................. 390,000 389,778
b
CHNW Clifton House LLC , Revenue , 144A, A , 5% , 10/01/36 ................. 1,670,000 1,596,741
b
CHNW Clifton House LLC , Revenue , 144A, A , 5% , 10/01/48 ................. 4,000,000 3,593,978
Legacy Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 6/01/46 ...... 25,945,000 25,948,840
Legacy Health Obligated Group , Revenue , 2022 A , 4.125% , 6/01/52 ........... 3,000,000 2,526,692
Providence St. Joseph Health Obligated Group , Revenue , 2015 C , 5% , 10/01/45 .. 4,000,000 4,000,548
Samaritan Health Services, Inc. Obligated Group , Revenue , 2016 A , Refunding , 5% ,
10/01/41 ....................................................... 7,800,000 7,460,172
Samaritan Health Services, Inc. Obligated Group , Revenue , 2016 A , 5% , 10/01/46 . 3,280,000 3,148,846
Samaritan Health Services, Inc. Obligated Group , Revenue , 2016 A , Pre-Refunded ,
5% , 10/01/46 ................................................... 220,000 220,401
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/40 ....................................................... 11,025,000 11,035,318
Southern Oregon Goodwill Industries , Revenue , 2025 A , 5% , 12/01/40 .......... 420,000 423,889
Southern Oregon Goodwill Industries , Revenue , 2025 A , 5.375% , 12/01/45 ...... 500,000 509,579
Southern Oregon Goodwill Industries , Revenue , 2025 A , 5.5% , 12/01/54 ........ 1,500,000 1,495,759
University of Portland , Revenue , 2025 A , Refunding , 5% , 4/01/45 .............. 10,000,000 10,221,834
Willamette University , Revenue , 2016 B , Refunding , 5% , 10/01/40 ............. 1,950,000 1,878,653
Willamette University , Revenue , 2021 A , Refunding , 4% , 10/01/51 ............. 36,655,000 28,354,908
Oregon State University , Revenue , 2024 A , Refunding , 4.25% , 4/01/52 ........... 3,610,000 3,341,065
Port of Portland ,
Airport , Revenue , 24 B , 5% , 7/01/42 .................................... 7,645,000 7,656,693
Airport , Revenue , 25 B , 5% , 7/01/44 .................................... 4,830,000 4,885,939
Airport , Revenue , 25 B , 5% , 7/01/49 .................................... 6,300,000 6,226,605
Airport , Revenue , 27 A , 5% , 7/01/30 .................................... 1,585,000 1,682,709
Airport , Revenue , 27 A , 5% , 7/01/37 .................................... 5,000,000 5,174,200
Airport , Revenue , 27 A , 5% , 7/01/45 .................................... 10,670,000 10,783,963
Airport , Revenue , 28 , 4% , 7/01/38 ..................................... 2,500,000 2,419,136
Airport , Revenue , 29 , 5.5% , 7/01/53 .................................... 13,500,000 13,947,004
Rockwood Water People's Utility District , Revenue , 2024 , 4% , 6/15/47 ............ 1,100,000 1,024,587
Salem Hospital Facility Authority ,
Capital Manor, Inc. Obligated Group , Revenue , 2018 , 5% , 5/15/33 ............. 545,000 554,227
Capital Manor, Inc. Obligated Group , Revenue , 2018 , 5% , 5/15/38 ............. 500,000 503,588
Capital Manor, Inc. Obligated Group , Revenue , 2018 , 5% , 5/15/43 ............. 2,250,000 2,246,157
Capital Manor, Inc. Obligated Group , Revenue , 2018 , 5% , 5/15/48 ............. 3,700,000 3,563,863
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 5% , 5/15/27 .... 260,000 262,794

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Salem Hospital Facility Authority, (continued)
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 5% , 5/15/28 .... $ 310,000 $ 317,716
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/29 .... 515,000 520,520
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/30 .... 385,000 389,045
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/31 .... 400,000 403,393
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/32 .... 370,000 371,915
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/40 .... 1,540,000 1,411,365
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/57 .... 2,750,000 2,131,034
Salem Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 5/15/46 ....... 17,105,000 17,108,431
Salem-Keizer School District No. 24J ,
c
GO , 2009 B , 3.26%, 6/15/30 ......................................... 8,500,000 7,528,334
GO , 2020 C , 4% , 6/15/38 ............................................ 6,000,000 5,982,315
State of Oregon ,
GO , 2007 A , 4.7% , 8/01/42 ........................................... 3,050,000 2,952,035
GO , 2019 G , 5% , 8/01/33 ............................................ 3,000,000 3,159,755
GO , 2019 G , 5% , 8/01/34 ............................................ 1,900,000 1,994,134
GO , 2025 A , Refunding , 5.25% , 5/01/50 ................................. 3,300,000 3,452,945
GO , L , Refunding , 5% , 8/01/42 ........................................ 3,270,000 3,311,060
Department of Transportation , Revenue, Sub. Lien , 2019 A , Refunding , 5% , 11/15/39 23,175,000 23,973,680
Department of Transportation , Revenue, Sub. Lien , 2019 A , Refunding , 4% , 11/15/42 3,300,000 3,142,337
b
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 20,000,000 20,408,500
Tri-County Metropolitan Transportation District of Oregon ,
Revenue , 2018 A , 5% , 10/01/31 ....................................... 5,025,000 5,176,542
Revenue, Senior Lien , 2026 A , Refunding , 4% , 9/01/49 ..................... 1,500,000 1,381,815
Revenue, Senior Lien , 2026 A , Refunding , 5% , 9/01/51 ..................... 5,320,000 5,506,779
Umatilla Hospital District No. 1 , GO , 2023 , 5% , 6/01/53 ....................... 750,000 751,450
Union County Hospital Facility Authority ,
Grande Ronde Hospital, Inc. Obligated Group , Revenue , 2022 , 5% , 7/01/47 ...... 2,750,000 2,615,421
Grande Ronde Hospital, Inc. Obligated Group , Revenue , 2022 , 5% , 7/01/52 ...... 3,680,000 3,428,258
University of Oregon , Revenue , 2018 A , 5% , 4/01/48 ......................... 10,000,000 10,118,972
b
Warm Springs Reservation Confederated Tribe ,
Revenue , 144A, 2019 B , Refunding , 5% , 11/01/33 ......................... 250,000 259,993
Revenue , 144A, 2019 B , Refunding , 5% , 11/01/34 ......................... 300,000 310,961
Revenue , 144A, 2019 B , Refunding , 5% , 11/01/39 ......................... 2,200,000 2,251,172
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin ,
GO , 2017 , 5% , 6/15/37 ............................................. 5,040,000 5,110,595
GO , 2017 , Pre-Refunded , 5% , 6/15/37 .................................. 960,000 978,146
Washington & Multnomah Counties School District No. 48J Beaverton ,
GO , 2017 D , 5% , 6/15/35 ............................................ 10,050,000 10,204,168
GO , 2022 B , 5% , 6/15/52 ............................................ 20,395,000 20,751,857
c
Washington Clackamas & Yamhill Counties School District No. 88J ,
GO , 2018 A , 4.52%, 6/15/38 .......................................... 2,350,000 1,395,982
GO , 2018 A , 4.69%, 6/15/39 .......................................... 3,275,000 1,823,374
c
Washington County School District No. 15 Forest Grove ,
GO , 2012 B , 3.24%, 6/15/29 ......................................... 2,545,000 2,328,453
GO , 2012 B , 3.46%, 6/15/30 ......................................... 2,490,000 2,188,982
GO , 2012 B , 3.59%, 6/15/31 ......................................... 3,140,000 2,652,174
Yamhill Clackamas & Washington Counties School District No. 29J Newberg , GO , 2021
B , 4% , 6/15/42 .................................................... 3,135,000 2,996,582
Yamhill County School District No. 8 Dayton ,
GO , 2019 , Refunding , 5% , 6/15/32 ..................................... 1,045,000 1,101,823
GO , 2019 , Refunding , 5% , 6/15/33 ..................................... 1,080,000 1,135,870
691,861,756

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina 0.3%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ $ 3,000,000 $ 2,607,391
Texas 0.5%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/30 250,000 260,158
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/31 250,000 261,385
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 4,200,000 3,159,496
3,681,039
Washington 0.3%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 2,400,000 2,053,690
Wisconsin 3.1%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 4,500,000 4,602,181
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 2,400,000 1,955,446
c
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 20,520,000 10,220,862
b,c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 11,650,000 7,435,121
24,213,610
U.S. Territories 3.9%
Puerto Rico 3.9%
Children's Trust Fund , Revenue , 2002 , 5.625% , 5/15/43 ...................... 6,000,000 6,093,021
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,300,000 1,307,591
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 996,280
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 17,925,000 17,395,946
Sales Tax , Revenue , A-2 , 4.329% , 7/01/40 ............................... 3,000,000 2,936,458
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... 1,820,000 1,718,512
30,447,808
Total U.S. Territories .................................................................... 30,447,808
Total Municipal Bonds (Cost $ 804,794,053 ) .....................................
781,500,194
Total Long Term Investments (Cost $ 807,294,053 ) ...............................
784,052,362
a
a a a a
Short Term Investments 0.2%
Municipal Bonds 0.2%
Oregon 0.2%
e
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 B ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 2.75% , 8/01/34 ............ 1,900,000 1,900,000
Total Municipal Bonds (Cost $ 1,900,000 ) .......................................
1,900,000
Total Short Term Investments (Cost $ 1,900,000 ) .................................
1,900,000
a
Total Investments (Cost $ 809,194,053 ) 100.6% ..................................
$785,952,362
Other Assets, less Liabilities (0.6) % ...........................................
(5,004,922)
Net Assets 100.0% ...........................................................
$780,947,440

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 347 .
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2026, the aggregate value of these securities was $54,127,971, representing 6.9% of net assets.
c
The rate shown represents the yield at period end.
d
Security purchased on a when-issued basis. See Note 1(b).
e
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.92 $8.87 $8.85 $8.64 $9.64 $9.89
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.29 0.27 0.26 0.22 0.20
Net realized and unrealized gains (losses) (0.33) 0.05 0.02 0.21 (1.00) (0.25)
Total from investment operations ........ (0.18) 0.34 0.29 0.47 (0.78) (0.05)
Less distributions from:
Net investment income .............. (0.15) (0.29) (0.27) (0.26) (0.22) (0.20)
Net asset value, end of period .......... $8.59 $8.92 $8.87 $8.85 $8.64 $9.64
Total return
d
....................... (2.06)% 3.94% 3.36% 5.51% (8.13)% (0.56)%
Ratios to average net assets
e
Expenses ......................... 0.85% 0.85%
f
0.83%
g
0.84%
g
0.82%
g
0.81%
g
Net investment income ............... 3.41% 3.41% 3.06% 2.98% 2.48% 2.00%
Supplemental data
Net assets , end of period (000’s) ........ $141,412 $147,211 $151,007 $153,588 $150,381 $175,896
Portfolio turnover rate ................ 2.10% 15.53% 18.22% 11.97% 30.73% 36.04%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.92 $8.86 $8.85 $8.64 $9.64 $9.89
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.31 0.28 0.27 0.23 0.22
Net realized and unrealized gains (losses) (0.34) 0.05 0.02 0.21 (1.00) (0.25)
Total from investment operations ........ (0.18) 0.36 0.30 0.48 (0.77) (0.03)
Less distributions from:
Net investment income .............. (0.15) (0.30) (0.29) (0.27) (0.23) (0.22)
Net asset value, end of period .......... $8.59 $8.92 $8.86 $8.85 $8.64 $9.64
Total return
d
....................... (1.99)% 4.21% 3.40% 5.67% (7.99)% (0.41)%
Ratios to average net assets
e
Expenses ......................... 0.70% 0.70%
f
0.68%
g
0.69%
g
0.67%
g
0.66%
g
Net investment income ............... 3.56% 3.56% 3.20% 3.12% 2.63% 2.16%
Supplemental data
Net assets , end of period (000’s) ........ $324,642 $356,368 $401,736 $446,528 $494,179 $644,308
Portfolio turnover rate ................ 2.10% 15.53% 18.22% 11.97% 30.73% 36.04%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.03 $8.98 $8.97 $8.76 $9.77 $10.02
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.26 0.23 0.22 0.18 0.16
Net realized and unrealized gains (losses) (0.32) 0.04 0.02 0.21 (1.01) (0.25)
Total from investment operations ........ (0.19) 0.30 0.25 0.43 (0.83) (0.09)
Less distributions from:
Net investment income .............. (0.13) (0.25) (0.24) (0.22) (0.18) (0.16)
Net asset value, end of period .......... $8.71 $9.03 $8.98 $8.97 $8.76 $9.77
Total return
d
....................... (2.12)% 3.47% 2.78% 5.01% (8.49)% (0.95)%
Ratios to average net assets
e
Expenses ......................... 1.24% 1.24%
f
1.22%
g
1.23%
g
1.22%
g
1.21%
g
Net investment income ............... 2.96% 2.96% 2.61% 2.52% 2.03% 1.60%
Supplemental data
Net assets , end of period (000’s) ........ $11,983 $14,662 $20,648 $29,997 $41,736 $63,426
Portfolio turnover rate ................ 2.10% 15.53% 18.22% 11.97% 30.73% 36.04%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.93 $8.88 $8.86 $8.65 $9.66 $9.90
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.32 0.30 0.28 0.25 0.23
Net realized and unrealized gains (losses) (0.33) 0.04 0.02 0.21 (1.02) (0.24)
Total from investment operations ........ (0.17) 0.36 0.32 0.49 (0.77) (0.01)
Less distributions from:
Net investment income .............. (0.16) (0.31) (0.30) (0.28) (0.24) (0.23)
Net asset value, end of period .......... $8.60 $8.93 $8.88 $8.86 $8.65 $9.66
Total return
d
....................... (1.91)% 4.25% 3.65% 5.80% (7.95)% (0.17)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.54% 0.55% 0.55% 0.55% 0.55% 0.56%
Expenses net of waiver and payments by
affiliates .......................... 0.54% 0.55%
f
0.55%
f,g
0.55%
f,g
0.54%
g
0.52%
g
Net investment income ............... 3.71% 3.71% 3.33% 3.26% 2.84% 2.29%
Supplemental data
Net assets , end of period (000’s) ........ $11,082 $9,915 $7,907 $9,516 $8,556 $5,802
Portfolio turnover rate ................ 2.10% 15.53% 18.22% 11.97% 30.73% 36.04%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.93 $8.88 $8.86 $8.65 $9.66 $9.90
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.32 0.29 0.28 0.24 0.23
Net realized and unrealized gains (losses) (0.33) 0.04 0.03 0.21 (1.01) (0.24)
Total from investment operations ........ (0.17) 0.36 0.32 0.49 (0.77) (0.01)
Less distributions from:
Net investment income .............. (0.16) (0.31) (0.30) (0.28) (0.24) (0.23)
Net asset value, end of period .......... $8.60 $8.93 $8.88 $8.86 $8.65 $9.66
Total return
d
....................... (1.94)% 4.19% 3.62% 5.76% (7.99)% (0.21)%
Ratios to average net assets
e
Expenses ......................... 0.60% 0.60%
f
0.58%
g
0.59%
g
0.57%
g
0.56%
g
Net investment income ............... 3.65% 3.65% 3.31% 3.22% 2.71% 2.26%
Supplemental data
Net assets , end of period (000’s) ........ $140,401 $142,507 $129,987 $67,187 $71,451 $106,979
Portfolio turnover rate ................ 2.10% 15.53% 18.22% 11.97% 30.73% 36.04%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2026
Franklin Pennsylvania Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Residential REITs 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 2,000,000 $ 2,041,734
Total Corporate Bonds (Cost $ 2,000,000 ) .......................................
2,041,734
Municipal Bonds 97.7%
Florida 1.8%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 5,688,000 5,027,527
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 1,000,000 682,719
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 6.56%, 3/01/29 ........................................... 6,700,000 5,716,493
11,426,739
Georgia 0.1%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 305,000 312,171
c
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.7%, 12/01/45 ................... 755,000 374,848
687,019
New York 1.8%
Metropolitan Transportation Authority ,
Revenue , 2021 A-1 , 4% , 11/15/44 ..................................... 6,700,000 5,927,036
Revenue , 2021 A-1 , 4% , 11/15/46 ..................................... 6,050,000 5,302,196
11,229,232
Pennsylvania 91.5%
Adams County General Authority ,
Brethren Home Community Obligated Group (The) , Revenue , 2024 A , Refunding ,
5% , 6/01/54 .................................................... 500,000 476,003
Brethren Home Community Obligated Group (The) , Revenue , 2024 A , Refunding ,
5% , 6/01/59 .................................................... 4,105,000 3,864,862
Allegheny County Airport Authority ,
Revenue , 2021 A , 5% , 1/01/32 ........................................ 4,345,000 4,583,680
Revenue , 2021 A , 5% , 1/01/34 ........................................ 8,155,000 8,544,650
Revenue , 2021 A , 5% , 1/01/56 ........................................ 3,500,000 3,446,085
Revenue , 2023 A , AG Insured , 5.5% , 1/01/53 ............................. 5,000,000 5,125,132
Revenue , 2025 A , AG Insured , 5.5% , 1/01/50 ............................. 4,000,000 4,148,790
Allegheny County Higher Education Building Authority ,
Chatham University , Revenue , 2022 , Refunding , 5.25% , 9/01/33 .............. 700,000 701,070
Chatham University , Revenue , 2022 , Refunding , 5.25% , 9/01/34 .............. 1,090,000 1,083,822
Duquesne University of the Holy Spirit , Revenue , 2021 A , Refunding , 4% , 3/01/41 . 6,000,000 5,540,018
Robert Morris University , Revenue , 2017 , Pre-Refunded , 5% , 10/15/37 .......... 1,000,000 1,025,509
Robert Morris University , Revenue , 2017 , Pre-Refunded , 5% , 10/15/47 .......... 1,300,000 1,333,162
Allentown Commercial and Industrial Development Authority ,
b
Executive Education Academy Charter School , Revenue , 144A, 2024 , Refunding ,
5% , 7/01/50 .................................................... 2,000,000 1,811,633
Lincoln Leadership Academy Charter School , Revenue , 2023 , 5.5% , 6/15/38 ..... 600,000 612,407
Lincoln Leadership Academy Charter School , Revenue , 2023 , 5.75% , 6/15/43 .... 600,000 607,087
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue , 2022 , Refunding , 5% , 5/01/32 ................................. 1,560,000 1,669,126
Revenue , 2022 , Refunding , 5% , 5/01/33 ................................. 1,800,000 1,919,812
Revenue , 2022 , Refunding , 5% , 5/01/34 ................................. 1,550,000 1,642,570
Revenue , 2022 , Refunding , 5% , 5/01/35 ................................. 1,400,000 1,474,960
Revenue , 2022 , Refunding , 5% , 5/01/42 ................................. 8,875,000 9,041,947

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Berks County Industrial Development Authority ,
Highlands at Wyomissing Obligated Group , Revenue , 2017 A , Refunding , 5% ,
5/15/42 ........................................................ $ 1,000,000 $ 995,623
Highlands at Wyomissing Obligated Group , Revenue , 2017 A , Refunding , 5% ,
5/15/47 ........................................................ 600,000 580,346
Highlands at Wyomissing Obligated Group , Revenue , 2017 C , 5% , 5/15/37 ...... 1,245,000 1,247,991
Bethlehem Redevelopment Authority ,
Moravian University Obligated Group , Revenue , 2024 , 5.25% , 10/01/49 ......... 750,000 731,711
Moravian University Obligated Group , Revenue , 2024 , 5.5% , 10/01/54 .......... 1,050,000 1,041,603
Bristol Township School District , GO , 2021 C , BAM Insured , 3% , 6/01/37 .......... 1,250,000 1,108,747
Bucks County Industrial Development Authority ,
Delaware Valley University , Revenue , 2022 B , Refunding , 5% , 11/01/37 ......... 1,000,000 964,227
Delaware Valley University , Revenue , 2022 B , Refunding , 5% , 11/01/42 ......... 1,080,000 961,244
Delaware Valley University , Revenue , 2022 B , Refunding , 5% , 11/01/52 ......... 2,500,000 2,083,322
St. Luke's Hospital Obligated Group , Revenue , 2019 , 4% , 8/15/44 ............. 1,500,000 1,354,043
St. Luke's Hospital Obligated Group , Revenue , 2021 , 3% , 8/15/53 ............. 12,000,000 7,996,148
Central Bradford Progress Authority , Guthrie Clinic (The) , Revenue , 2021 B , 4% ,
12/01/51 ........................................................ 5,000,000 4,169,868
Centre County Hospital Authority ,
Mount Nittany Medical Center Obligated Group , Revenue , 2018 A , Refunding , 5% ,
11/15/42 ....................................................... 1,215,000 1,220,994
Mount Nittany Medical Center Obligated Group , Revenue , 2018 A , Refunding , 4% ,
11/15/47 ....................................................... 1,840,000 1,595,157
Cheltenham Township Industrial Development Authority ,
Arcadia University , Revenue , 2024 , Refunding , 5% , 4/01/44 .................. 2,250,000 2,070,033
Arcadia University , Revenue , 2024 , Refunding , 5.75% , 4/01/54 ............... 1,000,000 927,650
Chester County Health and Education Facilities Authority , Tel Hai Retirement
Community Obligated Group , Revenue , 2025 , Refunding , 5.25% , 6/01/55 ....... 1,800,000 1,807,973
Chester County Industrial Development Authority ,
University Student Housing LLC , Revenue , 2013 A , 5% , 8/01/35 ............... 500,000 500,000
University Student Housing LLC , Revenue , 2013 A , 5% , 8/01/45 ............... 1,500,000 1,411,250
City of Erie Higher Education Building Authority ,
Gannon University , Revenue , 2021 TT-1 , 4% , 5/01/36 ...................... 400,000 368,318
Gannon University , Revenue , 2021 TT-1 , 4% , 5/01/41 ...................... 1,000,000 836,990
Gannon University , Revenue , 2021 TT-1 , 5% , 5/01/47 ...................... 2,430,000 2,193,850
Gannon University , Revenue , 2025 XX-1 , 5% , 5/01/35 ...................... 375,000 382,672
Gannon University , Revenue , 2025 XX-1 , 5% , 5/01/38 ...................... 635,000 634,860
Gannon University , Revenue , 2025 XX-1 , 5% , 5/01/48 ...................... 775,000 700,071
City of Philadelphia ,
GO , 2019 B , 5% , 2/01/38 ............................................ 4,055,000 4,193,553
GO , 2019 B , 5% , 2/01/39 ............................................ 3,550,000 3,659,507
GO , 2021 A , 4% , 5/01/37 ............................................ 4,435,000 4,421,725
Airport , Revenue , 2017 B , Refunding , 5% , 7/01/47 ......................... 10,000,000 9,999,854
Airport , Revenue , 2020 C , Refunding , 4% , 7/01/45 ......................... 5,225,000 4,580,089
Airport , Revenue , 2021 , Refunding , 5% , 7/01/51 ........................... 5,000,000 4,937,378
Water & Wastewater , Revenue , 2022 C , 5.5% , 6/01/47 ...................... 5,000,000 5,280,463
Water & Wastewater , Revenue , 2024 C , AG Insured , 5.25% , 9/01/54 ........... 5,000,000 5,176,147
Colonial School District , GO , 2021 A , 3% , 2/15/40 ........................... 1,650,000 1,364,600
County of Allegheny , GO , C-77 , 5% , 11/01/43 .............................. 5,030,000 5,130,356
County of Delaware , GO , 2025 , 5% , 8/01/48 ............................... 1,000,000 1,036,172
County of Jefferson ,
GO , 2021 , Refunding , AG Insured , 3% , 12/15/37 .......................... 770,000 685,609
GO , 2021 , Refunding , AG Insured , 3% , 12/15/39 .......................... 520,000 444,266
Cumberland County Municipal Authority , Messiah Village Obligated Group , Revenue ,
2026 A , Refunding , 5.5% , 6/01/51 ..................................... 5,000,000 5,032,746
Dallas Area Municipal Authority , Misericordia University , Revenue , 2014 , Refunding ,
5% , 5/01/37 ...................................................... 2,500,000 2,435,810

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Delaware County Authority ,
Elwyn Obligated Group , Revenue , 2017 , Refunding , 5% , 6/01/27 .............. $ 545,000 $ 548,555
Elwyn Obligated Group , Revenue , 2017 , Refunding , 5% , 6/01/32 .............. 1,620,000 1,625,179
Haverford College , Revenue , 2017 A , Refunding , 5% , 10/01/46 ............... 5,865,000 5,880,675
DuBois Hospital Authority ,
Penn Highlands Healthcare Obligated Group , Revenue , 2018 , Refunding , 5% ,
7/15/43 ........................................................ 3,410,000 3,264,722
Penn Highlands Healthcare Obligated Group , Revenue , 2020 , 4% , 7/15/50 ...... 3,500,000 2,708,508
Penn Highlands Healthcare Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/15/41 ........................................................ 1,000,000 840,008
Penn Highlands Healthcare Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/15/51 ........................................................ 4,000,000 3,068,625
Erie City Water Authority , Revenue , 2016 , Pre-Refunded , 5% , 12/01/43 ........... 6,000,000 6,034,066
b
Erie County Industrial Development Authority , CFC - Erie I LLC , Revenue , 144A, 2024
A , 6.75% , 9/01/61 ................................................. 5,000,000 4,817,746
Fairview School District ,
GO , 2021 , BAM Insured , 3% , 9/15/37 ................................... 1,195,000 1,050,171
GO , 2021 , BAM Insured , 3% , 9/15/38 ................................... 1,000,000 852,137
GO , 2021 , BAM Insured , 3% , 9/15/39 ................................... 1,000,000 841,558
Geisinger Authority , Kaiser Obligated Group , Revenue , 2017 A-2 , Refunding , 5% ,
2/15/39 ......................................................... 13,155,000 13,221,256
Governor Mifflin School District ,
GO , 2021 , 3% , 4/01/36 ............................................. 625,000 564,510
GO , 2021 , 3% , 4/01/37 ............................................. 1,000,000 887,491
GO , 2021 , 3% , 4/01/38 ............................................. 1,000,000 866,802
GO , 2021 , 3% , 4/01/39 ............................................. 1,015,000 858,550
Lancaster County Hospital Authority ,
Masonic Villages of the Grand Lodge of Pennsylvania , Revenue , 2025 A , Refunding ,
5% , 11/01/34 ................................................... 1,260,000 1,368,172
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2016 B ,
Refunding , 5% , 8/15/46 ............................................ 4,165,000 4,169,081
Lancaster Higher Education Authority ,
Elizabethtown College , Revenue , 2022 A , Refunding , 5% , 10/01/46 ............ 5,000,000 4,564,105
Elizabethtown College , Revenue , 2022 A , Refunding , 5% , 10/01/51 ............ 5,000,000 4,385,497
Lancaster Industrial Development Authority ,
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/51 ........ 2,780,000 2,249,720
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/56 ........ 520,000 399,428
Willow Valley Communities Obligated Group , Revenue , 2019 , 5% , 12/01/44 ...... 1,850,000 1,790,217
Willow Valley Communities Obligated Group , Revenue , 2019 , 5% , 12/01/49 ...... 2,300,000 2,165,361
Lancaster Municipal Authority ,
Garden Spot Village Obligated Group , Revenue , 2024 A , Refunding , 5% , 5/01/44 .. 1,200,000 1,204,742
Garden Spot Village Obligated Group , Revenue , 2024 B , 5% , 5/01/59 .......... 540,000 504,522
Luthercare Obligated Group , Revenue , 2025 A , Refunding , 5% , 12/01/55 ........ 2,050,000 1,955,561
Lancaster School District ,
GO , 2025 B , BAM Insured , 5% , 6/01/43 ................................. 2,000,000 2,076,399
GO , 2025 B , BAM Insured , 5% , 6/01/44 ................................. 2,000,000 2,069,984
Latrobe Industrial Development Authority ,
Seton Hill University , Revenue , 2021 , Refunding , 4% , 3/01/46 ................ 750,000 594,597
Seton Hill University , Revenue , 2021 , Refunding , 4% , 3/01/51 ................ 800,000 599,408
Lehigh County General Purpose Authority ,
Good Shepherd Obligated Group (The) , Revenue , 2021 A , Refunding , 4% , 11/01/41 4,345,000 3,741,161
Lehigh Valley Academy Regional Charter School , Revenue , 2022 , 4% , 6/01/42 .... 14,390,000 12,233,561
Lehigh Valley Academy Regional Charter School , Revenue , 2022 , 4% , 6/01/57 .... 5,000,000 3,795,988
Muhlenberg College , Revenue , 2024 , Refunding , 5.25% , 2/01/54 .............. 1,600,000 1,535,714
Marple Newtown School District , GO , 2026 A , 5% , 6/01/43 .................... 1,200,000 1,273,705
McCandless Industrial Development Authority ,
Shady Side Academy , Revenue , 2026 A , 5% , 8/01/36 ....................... 1,000,000 1,077,614

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
McCandless Industrial Development Authority, (continued)
Shady Side Academy , Revenue , 2026 A , 5.25% , 8/01/41 .................... $ 375,000 $ 395,430
Montgomery County Higher Education and Health Authority ,
Gwynedd Mercy University , Revenue , 2022 UU-2 , Refunding , 5.25% , 5/01/37 .... 2,665,000 2,720,046
Gwynedd Mercy University , Revenue , 2022 UU-2 , Refunding , 5% , 5/01/42 ....... 3,700,000 3,508,314
Thomas Jefferson University Obligated Group , Revenue , 2018 A , Refunding , 4% ,
9/01/43 ........................................................ 3,740,000 3,341,090
Thomas Jefferson University Obligated Group , Revenue , 2018 A , Refunding , 5% ,
9/01/48 ........................................................ 8,250,000 8,253,388
Thomas Jefferson University Obligated Group , Revenue , 2022 B , Refunding , 4% ,
5/01/52 ........................................................ 4,000,000 3,341,059
Thomas Jefferson University Obligated Group , Revenue , 2022 B , Refunding , 5% ,
5/01/57 ........................................................ 5,000,000 4,898,720
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 C , 4% ,
11/15/43 ....................................................... 600,000 553,629
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 C , 5% ,
11/15/45 ....................................................... 1,985,000 1,995,576
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2023 A , 5.25% ,
11/15/53 ....................................................... 3,000,000 3,011,516
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2025 A ,
Refunding , 5% , 11/15/49 ........................................... 9,525,000 9,427,154
Gwynedd Mercy University , Revenue , 2023 VV-1 , 5.75% , 5/01/48 .............. 2,000,000 2,008,633
Meadowood Corp. Obligated Group (The) , Revenue , 2018 A , Refunding , 5% ,
12/01/38 ....................................................... 2,500,000 2,514,867
Public School of Germantown (The) , Revenue , 2021 A , Refunding , 4% , 10/01/51 .. 2,450,000 2,002,285
Waverly Heights Ltd. Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/49 .. 2,000,000 1,915,972
Muhlenberg School District , GO , 2024 , 5% , 5/15/54 .......................... 2,000,000 2,016,423
New Kensington Municipal Sanitary Authority , Revenue , 2021 A , AG Insured , 3% ,
12/01/38 ........................................................ 500,000 425,410
Northampton County General Purpose Authority ,
St. Luke's Hospital Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/15/48 ... 2,500,000 2,509,843
St. Luke's Hospital Obligated Group , Revenue , 2024 A-1 , Refunding , AG Insured ,
5.25% , 8/15/53 .................................................. 5,000,000 5,106,870
Northeastern Pennsylvania Hospital and Education Authority , King's College , Revenue ,
2019 , 5% , 5/01/44 ................................................. 1,000,000 935,584
Northeastern School District ,
GO , 2021 A , BAM Insured , 3% , 3/01/38 ................................. 850,000 733,804
GO , 2021 A , BAM Insured , 3% , 3/01/41 ................................. 775,000 619,180
Northern Lebanon School District , GO , 2021 , BAM Insured , 3% , 9/01/36 .......... 1,895,000 1,708,828
Pennsylvania Economic Development Financing Authority ,
Commonwealth of Pennsylvania Motor License Fund , Revenue , 2022 , 5.5% , 6/30/43 2,000,000 2,091,710
Commonwealth of Pennsylvania Motor License Fund , Revenue , 2022 , 5.25% ,
6/30/53 ........................................................ 8,500,000 8,511,948
Parking System , Revenue, Senior Lien , 2024 A , Refunding , AG Insured , 4% , 1/01/41 1,015,000 962,338
Philadelphia Water Department , Revenue , 2020 , Refunding , 4% , 1/01/29 ........ 500,000 507,026
Philadelphia Water Department , Revenue , 2020 , Refunding , 4% , 1/01/32 ........ 1,300,000 1,318,811
Presbyterian Homes Obligated Group , Revenue , 2023 B-1 , 5.25% , 7/01/49 ...... 2,000,000 2,008,979
Presbyterian Homes Obligated Group , Revenue , 2023 B-2 , Refunding , 5% , 7/01/42 2,365,000 2,394,989
UPMC Obligated Group , Revenue , 2017 A , Refunding , 4% , 11/15/42 ........... 5,000,000 4,540,872
UPMC Obligated Group , Revenue , 2020 A , 4% , 4/15/45 ..................... 5,000,000 4,490,680
UPMC Obligated Group , Revenue , 2021 A , Refunding , 4% , 10/15/39 ........... 1,325,000 1,240,722
UPMC Obligated Group , Revenue , 2021 A , Refunding , 4% , 10/15/40 ........... 1,200,000 1,107,843
UPMC Obligated Group , Revenue , 2021 A , Refunding , 4% , 10/15/41 ........... 1,300,000 1,191,506
UPMC Obligated Group , Revenue , 2025 B , Refunding , 5% , 3/15/43 ............ 1,850,000 1,914,618
UPMC Obligated Group , Revenue , 2025 B , Refunding , 5% , 3/15/50 ............ 3,000,000 3,010,409
Villanova University , Revenue , 2024 , 4% , 8/01/54 .......................... 5,000,000 4,391,628

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Pennsylvania Higher Education Assistance Agency , Revenue , 2026-1A , 4.25% , 6/01/47 $ 7,125,000 $ 6,781,227
Pennsylvania Higher Educational Facilities Authority ,
St. Joseph's University , Revenue , 2012 , 5% , 11/01/42 ...................... 1,840,000 1,756,046
Trustees of the University of Pennsylvania (The) , Revenue , 2025 A , 4.25% , 2/15/55 15,695,000 14,425,467
Trustees of the University of Pennsylvania (The) , Revenue , 2025 A , 5% , 2/15/55 .. 2,095,000 2,124,213
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2019 ,
4% , 8/15/49 .................................................... 7,000,000 6,089,541
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2025 ,
Refunding , 5.25% , 8/15/50 ......................................... 3,000,000 3,128,600
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2025 ,
Refunding , 5% , 8/15/55 ............................................ 6,375,000 6,412,284
Widener University , Revenue , 2021 A , Refunding , 4% , 7/15/51 ................ 11,030,000 8,421,371
Pennsylvania Housing Finance Agency ,
Revenue , 2019-129 , 3.4% , 10/01/49 ................................... 6,000,000 4,736,472
Revenue , 2020-132 A , 2.55% , 10/01/41 ................................. 11,280,000 8,641,150
Revenue , 2025-150A , Refunding , 4.9% , 10/01/40 .......................... 6,000,000 6,066,238
Pennsylvania State University (The) ,
Revenue , 2023 , 5.25% , 9/01/48 ....................................... 3,000,000 3,125,023
Revenue , 2024 , 5.25% , 9/01/54 ....................................... 5,000,000 5,166,062
d
Revenue , 2026 A , Refunding , 5% , 9/01/56 ............................... 2,000,000 2,031,103
Pennsylvania Turnpike Commission ,
Revenue , 2021 B , 4% , 12/01/37 ....................................... 1,500,000 1,479,426
Revenue , 2021 B , 4% , 12/01/46 ....................................... 9,950,000 8,924,900
Revenue , 2024 C , 5.25% , 12/01/54 .................................... 4,500,000 4,618,784
Revenue , 2025 A , 5.25% , 12/01/55 .................................... 5,000,000 5,134,046
Revenue , 2025 B , 5.25% , 12/01/55 .................................... 11,100,000 11,495,465
Oil Franchise Tax , Revenue, Senior Lien , 2025 A , 5.25% , 12/01/53 ............. 7,650,000 7,937,574
Philadelphia Authority for Industrial Development ,
e
Beech International LLC , Revenue , 2010 A , 5.625% , 6/15/42 ................. 4,000,000 3,000,000
Children's Hospital of Philadelphia Obligated Group , Revenue , 2024 A , 4% , 7/01/49 2,500,000 2,217,895
MaST Community Charter School II , Revenue , 2020 A , 5% , 8/01/30 ............ 155,000 158,758
MaST Community Charter School II , Revenue , 2020 A , 5% , 8/01/40 ............ 300,000 294,747
MaST Community Charter School II , Revenue , 2020 A , 5% , 8/01/50 ............ 2,515,000 2,358,628
St. Joseph's University , Revenue , 2022 , 5.5% , 11/01/60 ..................... 8,410,000 8,562,585
Thomas Jefferson University Obligated Group , Revenue , 2017 A , Refunding , 5% ,
9/01/42 ........................................................ 3,500,000 3,459,412
b
University Plaza Associates , Revenue , 144A, 2017 , III , 5.5% , 12/01/58 .......... 10,000,000 10,062,777
Philadelphia Gas Works Co. ,
Revenue , 15th , Refunding , 5% , 8/01/47 ................................. 6,000,000 6,018,549
Revenue , 17th A , AG Insured , 5.25% , 8/01/54 ............................ 2,000,000 2,063,255
Philadelphia Housing Authority Development Corp. ,
Revenue , 2025 A , 5.25% , 3/01/43 ..................................... 3,375,000 3,488,174
Revenue , 2025 A , 5.25% , 3/01/45 ..................................... 2,500,000 2,548,226
Pittsburgh Water & Sewer Authority ,
Revenue, First Lien , 2022 A , 5.25% , 9/01/39 ............................. 1,490,000 1,600,751
Revenue, First Lien , 2022 A , 5.25% , 9/01/40 ............................. 1,365,000 1,458,432
Revenue, First Lien , 2022 A , 5.25% , 9/01/41 ............................. 1,650,000 1,754,630
Revenue, First Lien , 2022 A , 5.25% , 9/01/42 ............................. 1,685,000 1,792,037
Revenue, First Lien , 2022 A , 5% , 9/01/52 ................................ 2,640,000 2,659,237
Revenue, First Lien , 2026 A , 5% , 9/01/44 ................................ 725,000 760,043
School District of Philadelphia (The) , GO , 2021 A , 4% , 9/01/36 ................. 3,845,000 3,831,674
Scranton School District , GO , 2020 , 4% , 12/01/40 ........................... 1,535,000 1,451,608
Scranton-Lackawanna Health and Welfare Authority ,
University of Scranton , Revenue , 2025 A , Refunding , 4% , 11/01/41 ............ 2,075,000 1,881,908
University of Scranton , Revenue , 2025 A , Refunding , 4% , 11/01/42 ............ 2,160,000 1,940,261
University of Scranton , Revenue , 2025 A , Refunding , 4% , 11/01/43 ............ 2,245,000 1,997,604
Southeastern Pennsylvania Transportation Authority , Revenue , 2022 , 5.25% , 6/01/52 5,000,000 5,139,643

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
State Public School Building Authority ,
School District of Philadelphia (The) , Revenue , 2016 A , Refunding , AG Insured , 5% ,
6/01/32 ........................................................ $ 7,095,000 $ 7,129,340
School District of Philadelphia (The) , Revenue , 2016 A , Refunding , AG Insured , 5% ,
6/01/33 ........................................................ 3,000,000 3,014,444
Temple University-of Commonwealth System of Higher Education (The) ,
Revenue, First Series , 2025 , Refunding , AG Insured , 5% , 4/01/44 ............. 1,000,000 1,039,913
Revenue, First Series , 2025 , Refunding , AG Insured , 5% , 4/01/45 ............. 750,000 777,369
Upper Merion Area School District ,
GO , 2021 A , 3% , 1/15/39 ............................................ 1,000,000 858,984
GO , 2021 A , 3% , 1/15/40 ............................................ 1,500,000 1,249,534
GO , 2021 A , 3% , 1/15/41 ............................................ 1,275,000 1,039,946
West Cornwall Township Municipal Authority , Lebanon Valley Brethren Home Obligated
Group , Revenue , 2026 A , Refunding , 5.125% , 11/15/46 ..................... 670,000 679,120
Westmoreland County Industrial Development Authority ,
Excela Health Obligated Group , Revenue , 2020 A , Refunding , 5% , 7/01/29 ...... 725,000 746,956
Excela Health Obligated Group , Revenue , 2020 A , Refunding , 5% , 7/01/30 ...... 1,370,000 1,416,966
Excela Health Obligated Group , Revenue , 2020 A , Refunding , 4% , 7/01/37 ...... 1,400,000 1,300,686
Westmoreland County Municipal Authority , Revenue , 2025 A , Refunding , BAM Insured ,
5% , 8/15/40 ...................................................... 5,000,000 5,301,821
Wilkes-Barre Finance Authority , Wilkes University , Revenue , 2021 , Refunding , 4% ,
3/01/42 ......................................................... 2,500,000 2,022,528
575,801,520
South Carolina 0.1%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 869,130
Texas 0.4%
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,300,000 2,482,462
Washington 0.3%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,900,000 1,625,838
Wisconsin 0.7%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 1,415,000 1,447,130
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,900,000 1,548,061
c
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 3,435,000 1,710,949
4,706,140
U.S. Territories 1.0%
Puerto Rico 1.0%
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,100,000 1,106,423
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 996,280
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
4,000,000 3,881,940
5,984,643
Total U.S. Territories .................................................................... 5,984,643
Total Municipal Bonds (Cost $ 660,998,351 ) .....................................
614,812,723
Total Long Term Investments (Cost $ 662,998,351 ) ...............................
616,854,457
a
a a a a

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 1.3%
a a
Principal
Amount
a
Value
Municipal Bonds 1.3%
Pennsylvania 1.3%
f
Philadelphia Authority for Industrial Development ,
Children's Hospital of Philadelphia Obligated Group , Revenue , 2024 B-1 , SPA
JPMorgan Chase Bank NA , Daily VRDN and Put , 3% , 7/01/54 .............. $ 8,300,000 $ 8,300,000
Children's Hospital of Philadelphia Obligated Group , Revenue , 2024 B-2 , SPA
JPMorgan Chase Bank NA , Daily VRDN and Put , 3% , 7/01/54 .............. 100,000 100,000
8,400,000
Total Municipal Bonds (Cost $ 8,400,000 ) .......................................
8,400,000
Total Short Term Investments (Cost $ 8,400,000 ) .................................
8,400,000
a
Total Investments (Cost $ 671,398,351 ) 99.3% ...................................
$625,254,457
Other Assets, less Liabilities 0.7% .............................................
4,265,794
Net Assets 100.0% ...........................................................
$629,520,251
See Abbreviations on page 347 .
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2026, the aggregate value of these securities was $29,616,859, representing 4.7% of net assets.
c
The rate shown represents the yield at period end.
d
Security purchased on a when-issued basis. See Note 1(b).
e
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
f
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.02 $10.02 $9.99 $9.72 $10.79 $11.13
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.29 0.27 0.26 0.23 0.19
Net realized and unrealized gains (losses) (0.27) (—)
d
0.03 0.27 (1.08) (0.34)
Total from investment operations ........ (0.12) 0.29 0.30 0.53 (0.85) (0.15)
Less distributions from:
Net investment income .............. (0.15) (0.29) (0.27) (0.26) (0.22) (0.19)
Net asset value, end of period .......... $9.75 $10.02 $10.02 $9.99 $9.72 $10.79
Total return
e
....................... (1.22)% 2.98% 2.96% 5.66% (7.85)% (1.38)%
Ratios to average net assets
f
Expenses ......................... 0.88% 0.89%
g
0.88%
h
0.88%
h
0.86%
h
0.84%
h
Net investment income ............... 2.98% 2.98% 2.72% 2.65% 2.28% 1.71%
Supplemental data
Net assets , end of period (000’s) ........ $89,450 $83,097 $85,789 $84,618 $87,137 $108,135
Portfolio turnover rate ................ 4.74% 15.57% 15.63% 13.99% 22.24% 34.49%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.02 $10.02 $9.99 $9.72 $10.79 $11.12
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.31 0.29 0.27 0.24 0.21
Net realized and unrealized gains (losses) (0.27) (0.01) 0.03 0.27 (1.07) (0.33)
Total from investment operations ........ (0.11) 0.30 0.32 0.54 (0.83) (0.12)
Less distributions from:
Net investment income .............. (0.16) (0.30) (0.29) (0.27) (0.24) (0.21)
Net asset value, end of period .......... $9.75 $10.02 $10.02 $9.99 $9.72 $10.79
Total return
d
....................... (1.15)% 3.14% 3.22% 5.71% (7.71)% (1.15)%
Ratios to average net assets
e
Expenses ......................... 0.73% 0.74%
f
0.73%
g
0.73%
g
0.71%
g
0.69%
g
Net investment income ............... 3.13% 3.13% 2.87% 2.80% 2.42% 1.86%
Supplemental data
Net assets , end of period (000’s) ........ $157,602 $170,514 $190,980 $211,988 $235,354 $316,275
Portfolio turnover rate ................ 4.74% 15.57% 15.63% 13.99% 22.24% 34.49%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.19 $10.20 $10.17 $9.89 $10.98 $11.32
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.25 0.23 0.22 0.18 0.15
Net realized and unrealized gains (losses) (0.27) (0.01) 0.03 0.28 (1.09) (0.34)
Total from investment operations ........ (0.14) 0.24 0.26 0.50 (0.91) (0.19)
Less distributions from:
Net investment income .............. (0.13) (0.25) (0.23) (0.22) (0.18) (0.15)
Net asset value, end of period .......... $9.92 $10.19 $10.20 $10.17 $9.89 $10.98
Total return
d
....................... (1.40)% 2.42% 2.59% 5.13% (8.27)% (1.76)%
Ratios to average net assets
e
Expenses ......................... 1.27% 1.28%
f
1.26%
g
1.27%
g
1.25%
g
1.23%
g
Net investment income ............... 2.52% 2.52% 2.26% 2.19% 1.80% 1.27%
Supplemental data
Net assets , end of period (000’s) ........ $4,189 $4,574 $6,290 $9,264 $12,400 $20,687
Portfolio turnover rate ................ 4.74% 15.57% 15.63% 13.99% 22.24% 34.49%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.02 $10.03 $10.00 $9.72 $10.80 $11.13
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.32 0.30 0.29 0.26 0.22
Net realized and unrealized gains (losses) (0.27) (0.01) 0.03 0.28 (1.09) (0.32)
Total from investment operations ........ (0.11) 0.31 0.33 0.57 (0.83) (0.10)
Less distributions from:
Net investment income .............. (0.16) (0.32) (0.30) (0.29) (0.25) (0.23)
Net asset value, end of period .......... $9.75 $10.02 $10.03 $10.00 $9.72 $10.80
Total return
d
....................... (1.06)% 3.21% 3.38% 5.97% (7.66)% (1.00)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.56% 0.57% 0.58% 0.58% 0.58% 0.56%
Expenses net of waiver and payments by
affiliates .......................... 0.56% 0.57% 0.58%
f
0.58%
f
0.56%
f
0.55%
f
Net investment income ............... 3.30% 3.31% 3.03% 2.95% 2.61% 2.00%
Supplemental data
Net assets , end of period (000’s) ........ $50,379 $41,084 $21,838 $8,667 $6,243 $7,778
Portfolio turnover rate ................ 4.74% 15.57% 15.63% 13.99% 22.24% 34.49%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2026
(unaudited)
Year Ended February 28,
2026 2025 2024
a
2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.03 $10.03 $10.00 $9.73 $10.80 $11.13
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.32 0.30 0.28 0.25 0.22
Net realized and unrealized gains (losses) (0.28) (0.01) 0.03 0.27 (1.07) (0.33)
Total from investment operations ........ (0.12) 0.31 0.33 0.55 (0.82) (0.11)
Less distributions from:
Net investment income .............. (0.16) (0.31) (0.30) (0.28) (0.25) (0.22)
Net asset value, end of period .......... $9.75 $10.03 $10.03 $10.00 $9.73 $10.80
Total return
d
....................... (1.20)% 3.24% 3.32% 5.81% (7.61)% (1.05)%
Ratios to average net assets
e
Expenses ......................... 0.63% 0.64%
f
0.63%
g
0.63%
g
0.61%
g
0.59%
g
Net investment income ............... 3.22% 3.23% 2.97% 2.90% 2.54% 1.96%
Supplemental data
Net assets , end of period (000’s) ........ $149,596 $148,866 $148,133 $103,453 $111,733 $138,033
Portfolio turnover rate ................ 4.74% 15.57% 15.63% 13.99% 22.24% 34.49%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), August 31, 2026
Franklin Virginia Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 94.3%
California 0.2%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... $ 1,000,000 $ 832,187
Florida 1.6%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 3,456,000 3,054,700
a
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 1,100,000 750,991
a ,b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 6.56%, 3/01/29 ........................................... 4,025,000 3,434,162
7,239,853
Georgia 0.2%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 320,000 327,523
b
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.7%, 12/01/45 ................... 1,095,000 543,654
871,177
Illinois 0.5%
Metropolitan Pier & Exposition Authority , State of Illinois McCormick Place Expansion
Project Fund , Revenue , 2020 A , Refunding , 5% , 6/15/50 .................... 1,500,000 1,487,511
State of Illinois , GO , 2017 D , 5% , 11/01/26 ................................ 1,000,000 1,003,657
2,491,168
New Jersey 1.0%
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2018 A , Refunding , 5% , 12/15/32 .............. 3,460,000 3,595,350
State of New Jersey , Revenue , 2022 A , 4% , 6/15/41 ........................ 1,000,000 935,939
4,531,289
New York 0.3%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/46 .......... 1,350,000 1,183,135
South Carolina 0.4%
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 2,000,000 1,738,260
Texas 0.5%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/28 225,000 231,002
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/29 250,000 258,933
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,100,000 1,579,748
2,069,683
Virginia 76.7%
Albemarle County Economic Development Authority ,
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/30 ............................................ 1,120,000 1,154,977
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/31 ............................................ 1,165,000 1,204,907
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/32 ............................................ 1,105,000 1,145,639
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/33 ............................................ 1,260,000 1,299,551
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/42 ............................................ 2,725,000 2,601,204
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/49 ............................................ 2,800,000 2,508,106

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Albemarle County Economic Development Authority, (continued)
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 B ,
Refunding , 4% , 6/01/54 ............................................ $ 5,215,000 $ 4,519,071
Alexandria Industrial Development Authority , Protestant Episcopal High School in
Virginia , Revenue , 2021 C , Refunding , 4% , 1/01/46 ........................ 2,450,000 2,248,498
Alexandria Sanitation Authority ,
Revenue , 2024 , 5% , 7/15/49 ......................................... 2,830,000 2,932,207
Revenue , 2024 , 5% , 7/15/54 ......................................... 1,100,000 1,129,131
Arlington County Industrial Development Authority , Virginia Hospital Center Arlington
Health System Obligated Group , Revenue , 2020 , Refunding , 4% , 7/01/45 ....... 2,000,000 1,840,717
Chesapeake Hospital Authority ,
Chesapeake Hospital Authority Obligated Group , Revenue , 2019 , Refunding , 4% ,
7/01/39 ........................................................ 1,000,000 936,638
Chesapeake Hospital Authority Obligated Group , Revenue , 2019 , Refunding , 4% ,
7/01/43 ........................................................ 4,000,000 3,659,304
City of Alexandria , GO , 2023 , 4% , 12/15/43 ................................ 5,500,000 5,332,774
City of Chesapeake , Chesapeake Expressway Toll Road , Revenue, Senior Lien , 2024 ,
Refunding , AG Insured , 4% , 7/15/47 .................................... 2,500,000 2,330,223
City of Danville , GO , 2022 , 4% , 9/01/36 ................................... 7,420,000 7,537,816
City of Hopewell , Sewer System , Revenue , 2011 A , Refunding , 5% , 7/15/42 ....... 4,850,000 4,689,980
City of Norfolk ,
Water , Revenue , 2018 , 5% , 11/01/43 ................................... 6,920,000 6,998,937
Water , Revenue , 2018 , 5% , 11/01/47 ................................... 6,925,000 6,979,494
City of Richmond ,
GO , 2026 A , Refunding , 5% , 1/15/43 ................................... 5,000,000 5,365,508
Public Utility , Revenue , 2026 B , Refunding , 5% , 1/15/51 ..................... 1,000,000 1,027,140
City of Virginia Beach , GO , 2026 A , 5% , 8/01/40 ............................ 5,000,000 5,445,301
Commonwealth of Virginia ,
GO , 2020 A , 4% , 6/01/31 ............................................ 2,710,000 2,816,991
GO , 2022 A , 5% , 6/01/52 ............................................ 2,445,000 2,499,800
County of Fairfax ,
GO , 2025 A , 4% , 10/01/43 ........................................... 2,455,000 2,366,841
GO , 2025 A , 4% , 10/01/44 ........................................... 3,395,000 3,255,348
Sewer , Revenue , 2024 A , 5% , 7/15/49 .................................. 3,070,000 3,176,751
Sewer , Revenue , 2024 A , 5% , 7/15/54 .................................. 4,500,000 4,613,192
Sewer , Revenue , 2026 A , 5% , 7/15/54 .................................. 5,000,000 5,150,514
Fairfax County Economic Development Authority , Revenue , 2017 , 5% , 4/01/42 ..... 5,085,000 5,110,150
Fairfax County Industrial Development Authority ,
Inova Health System Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/44 ... 3,000,000 2,778,375
Inova Health System Obligated Group , Revenue , 2024 , 4.125% , 5/15/54 ........ 5,000,000 4,428,056
Fairfax County Water Authority ,
Revenue , 2017 , Refunding , 5% , 4/01/43 ................................. 2,000,000 2,012,957
Revenue , 2017 , Refunding , 5% , 4/01/47 ................................. 5,000,000 5,025,749
Farmville Industrial Development Authority ,
c
Elwood Place LLC , Revenue , 2021 , AG Insured , Mandatory Put , 5.375% , 7/01/43 . 5,000,000 5,178,551
Longwood Housing Foundation LLC , Revenue , 2018 A , Refunding , 5% , 1/01/48 ... 5,000,000 4,618,015
Hampton Roads Transportation Accountability Commission ,
Hampton Roads Transportation Fund , Revenue, Senior Lien , 2018 A , Pre-Refunded ,
5% , 7/01/48 .................................................... 5,505,000 5,684,698
Hampton Roads Transportation Fund , Revenue, Senior Lien , 2020 A , 5% , 7/01/60 . 4,885,000 4,931,907
Henrico County Economic Development Authority ,
Westminster-Canterbury Corp. Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/40 ....................................................... 500,000 467,992
Westminster-Canterbury Corp. Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/45 ....................................................... 1,425,000 1,265,426
Westminster-Canterbury Corp. Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/50 ....................................................... 1,500,000 1,245,548

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Henrico County Economic Development Authority, (continued)
Westminster-Canterbury Corp. Obligated Group , Revenue , 2022 A , 5% , 10/01/42 .. $ 1,125,000 $ 1,142,823
Westminster-Canterbury Corp. Obligated Group , Revenue , 2022 A , 5% , 10/01/52 .. 5,000,000 4,879,840
Isle Wight County Industrial Development Authority ,
Riverside Healthcare Association Obligated Group , Revenue , 2023 , AG Insured ,
5.25% , 7/01/48 .................................................. 2,260,000 2,331,228
Riverside Healthcare Association Obligated Group , Revenue , 2023 , AG Insured ,
5.25% , 7/01/53 .................................................. 4,680,000 4,754,816
Lexington Industrial Development Authority ,
Lexington Retirement Community Obligated Group , Revenue , 2022 , Refunding , 4% ,
1/01/38 ........................................................ 650,000 626,156
Lexington Retirement Community Obligated Group , Revenue , 2022 , Refunding , 4% ,
1/01/42 ........................................................ 1,120,000 1,023,665
Lexington Retirement Community Obligated Group , Revenue , 2022 , Refunding , 4% ,
1/01/48 ........................................................ 2,315,000 1,991,911
Washington & Lee University (The) , Revenue , 2018 A , Refunding , 5% , 1/01/35 .... 1,105,000 1,127,780
Washington & Lee University (The) , Revenue , 2018 A , Refunding , 5% , 1/01/48 .... 1,500,000 1,509,153
Lynchburg Economic Development Authority ,
Centra Health Obligated Group , Revenue , 2017 A , Refunding , 5% , 1/01/47 ...... 4,500,000 4,499,484
Centra Health Obligated Group , Revenue , 2021 , Refunding , 4% , 1/01/47 ........ 2,350,000 2,026,835
Centra Health Obligated Group , Revenue , 2021 , Refunding , 3% , 1/01/51 ........ 2,000,000 1,379,499
Centra Health Obligated Group , Revenue , 2021 , Refunding , 4% , 1/01/55 ........ 6,305,000 5,158,697
Centra Health Obligated Group , Revenue , 2026 A , 5.5% , 1/01/51 .............. 1,000,000 1,042,747
Centra Health Obligated Group , Revenue , 2026 A , 5.5% , 1/01/56 .............. 1,500,000 1,544,838
Norfolk Airport Authority ,
Revenue , 2019 , 5% , 7/01/39 ......................................... 800,000 820,155
Revenue , 2019 , 5% , 7/01/43 ......................................... 2,675,000 2,719,719
Northern Virginia Transportation Commission ,
Commuter Rail Operating & Capital Fund , Revenue , 2022 , 5% , 6/01/47 ......... 1,750,000 1,798,972
Commuter Rail Operating & Capital Fund , Revenue , 2022 , 5% , 6/01/52 ......... 7,090,000 7,178,216
Prince Edward County Industrial Development Authority , President and Trustees of
Hampden-Sydney College , Revenue , 2018 , 5% , 9/01/48 .................... 2,050,000 2,058,577
Richmond Economic Development Authority , City of Richmond , Revenue , 2024 , 4% ,
6/01/54 ......................................................... 2,080,000 1,815,486
Roanoke Economic Development Authority , Carilion Clinic Obligated Group , Revenue ,
2020 A , Refunding , 4% , 7/01/51 ....................................... 4,000,000 3,546,050
Salem Economic Development Authority ,
Roanoke College Obligated Group , Revenue , 2020 , Refunding , 5% , 4/01/49 ..... 925,000 869,392
Roanoke College Obligated Group , Revenue , 2025 , 6% , 4/01/50 .............. 300,000 312,035
Roanoke College Obligated Group , Revenue , 2025 , 6% , 4/01/55 .............. 700,000 722,777
Stafford County & Staunton Industrial Development Authority , Revenue , 2007 E , AG
Insured , 5% , 8/01/37 ............................................... 960,000 961,039
Stafford County Economic Development Authority , Mary Washington Healthcare
Obligated Group , Revenue , 2026 A , Refunding , 5% , 6/15/41 ................. 2,315,000 2,388,637
Virginia Beach Development Authority ,
Westminster-Canterbury on Chesapeake Bay Obligated Group , Revenue , 2018 ,
Refunding , 5% , 9/01/40 ............................................ 1,750,000 1,750,419
Westminster-Canterbury on Chesapeake Bay Obligated Group , Revenue , 2018 ,
Refunding , 5% , 9/01/44 ............................................ 2,215,000 2,154,191
Virginia College Building Authority ,
Revenue , 2016 A , 5% , 9/01/27 ........................................ 3,925,000 3,932,717
Revenue , 2016 A , Pre-Refunded , 5% , 9/01/27 ............................ 75,000 75,000
Randolph-Macon College , Revenue , 2021 A , Refunding , 3% , 1/15/39 ........... 795,000 659,174
Randolph-Macon College , Revenue , 2021 A , Refunding , 2.25% , 1/15/40 ........ 450,000 317,821
Randolph-Macon College , Revenue , 2021 A , Refunding , 3% , 1/15/41 ........... 500,000 393,055
Randolph-Macon College , Revenue , 2021 A , Refunding , 3% , 1/15/46 ........... 1,100,000 792,366
Randolph-Macon College , Revenue , 2021 A , Refunding , 3% , 1/15/51 ........... 1,750,000 1,158,690

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Virginia College Building Authority, (continued)
Regent University Obligated Group , Revenue , 2021 , Refunding , 4% , 6/01/36 ..... $ 2,750,000 $ 2,628,853
Regent University Obligated Group , Revenue , 2021 , Refunding , 3% , 6/01/41 ..... 4,800,000 3,614,631
Regent University Obligated Group , Revenue , 2025 , 6% , 6/01/55 .............. 3,000,000 3,084,290
Virginia Commonwealth Transportation Board ,
Revenue , 2016 , Refunding , 5% , 9/15/30 ................................. 2,260,000 2,262,009
Revenue , 2016 , Refunding , 5% , 9/15/31 ................................. 4,000,000 4,003,556
Commonwealth of Virginia , Revenue , 2022 , Refunding , 4% , 5/15/36 ............ 5,000,000 5,066,950
Commonwealth of Virginia , Revenue , 2023 , 4% , 5/15/45 .................... 2,000,000 1,903,328
Virginia Housing Development Authority , Revenue , 2024 A , 4.45% , 9/01/44 ........ 3,000,000 2,917,618
Virginia Polytechnic Institute & State University ,
Revenue , 2026 , 5% , 6/01/39 ......................................... 1,590,000 1,733,831
Revenue , 2026 , 5% , 6/01/45 ......................................... 1,205,000 1,271,477
Virginia Port Authority ,
Revenue , 2025 , 5.25% , 7/01/50 ....................................... 1,000,000 1,042,126
Revenue , 2025 , 5.25% , 7/01/55 ....................................... 5,000,000 5,165,130
Virginia Port Authority Commonwealth Port Fund , Commonwealth of Virginia , Revenue ,
2023 A , 5.25% , 7/01/48 ............................................. 6,000,000 6,263,326
Virginia Public Building Authority ,
Revenue , 2025 A , 5% , 8/01/44 ........................................ 5,295,000 5,590,715
Commonwealth of Virginia , Revenue , 2019 A , 4% , 8/01/35 ................... 1,250,000 1,257,578
Virginia Public School Authority ,
Revenue , 2018 B , 5% , 8/01/30 ........................................ 5,280,000 5,499,818
County of Prince William , Revenue , 2018 , 4% , 3/01/33 ...................... 3,295,000 3,336,075
County of Prince William , Revenue , 2024 , 4% , 10/01/41 ..................... 5,595,000 5,512,484
Virginia Resources Authority , Revenue , 2018 C , Refunding , 5% , 11/01/48 ......... 6,655,000 6,745,025
Virginia Small Business Financing Authority ,
95 Express Lanes LLC , Revenue, Senior Lien , 2022 , Refunding , 4% , 1/01/48 ..... 7,000,000 6,089,423
Bon Secours Mercy Health, Inc. , Revenue , 2020 A , Refunding , 4% , 12/01/49 ..... 5,000,000 4,363,907
Capital Beltway Express LLC , Revenue, Senior Lien , 2022 , Refunding , 5% , 12/31/47 6,825,000 6,812,690
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/38 ........................................................ 3,820,000 3,618,824
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/40 ........................................................ 3,680,000 3,419,948
I-66 Express Mobility Partners LLC , Revenue, Senior Lien , 2017 , 5% , 12/31/47 ... 5,000,000 4,952,201
I-66 Express Mobility Partners LLC , Revenue, Senior Lien , 2017 , 5% , 12/31/52 ... 7,600,000 7,373,784
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/36 ... 1,000,000 994,387
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/41 ... 2,500,000 2,333,234
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/51 ... 7,500,000 6,252,465
LifeSpire of Virginia Obligated Group , Revenue , 2024 A , Refunding , 5.5% , 12/01/54 4,000,000 4,083,659
Mary Washington Healthcare Obligated Group , Revenue , 2025 A-1 , Refunding ,
5.25% , 6/15/55 .................................................. 5,250,000 5,332,429
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
4% , 1/01/37 .................................................... 2,750,000 2,761,043
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
4% , 1/01/51 .................................................... 2,250,000 1,941,185
Sentara Healthcare Obligated Group , Revenue , 2020 , Refunding , 4% , 11/01/37 ... 4,000,000 3,965,271
Williamsburg Economic Development Authority , Provident Group - Williamsburg
Properties LLC , Revenue , 2023 A , AG Insured , 4.125% , 7/01/58 ............... 2,000,000 1,786,351
345,957,565
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,200,000 1,026,845

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin 1.3%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... $ 1,500,000 $ 1,534,060
a
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,200,000 977,723
b
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 4,965,000 2,473,030
a
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,000,000 989,690
5,974,503
U.S. Territories 11.4%
District of Columbia 8.3%
Metropolitan Washington Airports Authority ,
Aviation , Revenue , 2021 A , Refunding , 5% , 10/01/46 ....................... 5,000,000 5,036,302
Aviation , Revenue , 2023 A , Refunding , 5.25% , 10/01/48 ..................... 4,000,000 4,079,441
Aviation , Revenue , 2024 A , Refunding , 5.5% , 10/01/54 ...................... 3,250,000 3,368,088
Washington Metropolitan Area Transit Authority ,
Dedicated , Revenue , 2020 A , 5% , 7/15/45 ............................... 3,145,000 3,200,553
Dedicated , Revenue , 2021 A , 5% , 7/15/41 ............................... 2,530,000 2,610,209
Dedicated , Revenue , 2021 A , 5% , 7/15/46 ............................... 2,000,000 2,040,853
Dedicated , Revenue , 2023 A , 5% , 7/15/43 ............................... 2,500,000 2,582,460
Dedicated , Revenue, Second Lien , 2023 A , 5% , 7/15/48 ..................... 6,400,000 6,507,986
Dedicated , Revenue, Second Lien , 2024 A , 5% , 7/15/49 ..................... 1,800,000 1,829,605
Dedicated , Revenue, Second Lien , 2025 A , 5.25% , 7/15/55 .................. 4,290,000 4,381,904
Dedicated , Revenue, Second Lien , 2025 A , 5% , 7/15/60 ..................... 2,000,000 2,012,512
37,649,913
Guam 1.0%
Guam Government Waterworks Authority ,
Water And Wastewater System , Revenue , 2025 A , 5.25% , 7/01/50 ............. 2,000,000 2,016,475
Water And Wastewater System , Revenue , 2025 A , 5.5% , 7/01/55 .............. 2,500,000 2,551,291
4,567,766
Puerto Rico 2.1%
Municipality of San Juan Puerto Rico ,
GO , 2026 A , 5.25% , 7/01/43 .......................................... 150,000 156,270
GO , 2026 A , 5.25% , 7/01/45 .......................................... 225,000 233,860
GO , 2026 A , 5% , 7/01/51 ............................................ 150,000 151,687
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,700,000 1,709,927
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/29 .. 425,000 440,414
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/37 .. 200,000 185,333
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 6,400,000 6,056,214
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 500,000 485,243
9,418,948
Total U.S. Territories .................................................................... 51,636,627
Total Municipal Bonds (Cost $ 447,743,587 ) .....................................
425,552,292
a a a a

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments 4.7%
a a
Principal
Amount
a
Value
Municipal Bonds 4.7%
Virginia 4.7%
d
Albemarle County Economic Development Authority , Sentara Healthcare Obligated
Group , Revenue , 2018 B , Refunding , SPA TD Bank NA , Daily VRDN and Put , 2.9% ,
10/01/48 ........................................................ $ 2,900,000 $ 2,900,000
d
Virginia Small Business Financing Authority , Carilion Clinic Obligated Group , Revenue ,
2008 A , LOC Truist Bank , Daily VRDN and Put , 3.05% , 7/01/42 ............... 5,000,000 5,000,000
d
Winchester Economic Development Authority ,
Valley Health Obligated Group , Revenue , 2024 B-1 , Refunding , LOC Truist Bank ,
Daily VRDN and Put , 3% , 1/01/54 .................................... 4,500,000 4,500,000
Valley Health Obligated Group , Revenue , 2024 B-2 , Refunding , LOC Truist Bank ,
Daily VRDN and Put , 3% , 1/01/54 .................................... 9,000,000 9,000,000
21,400,000
Total Municipal Bonds (Cost $ 21,400,000 ) ......................................
21,400,000
Total Short Term Investments (Cost $ 21,400,000 ) ................................
21,400,000
a
Total Investments (Cost $ 469,143,587 ) 99.0% ...................................
$446,952,292
Other Assets, less Liabilities 1.0% .............................................
4,263,959
Net Assets 100.0% ...........................................................
$451,216,251
See Abbreviations on page 347 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2026, the aggregate value of these securities was $10,497,419, representing 2.3% of net assets.
b
The rate shown represents the yield at period end.
c
The maturity date shown represents the mandatory put date.
d
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
August 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Alabama Tax-
Free Income
Fund
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $171,001,262 $602,543,522 $493,034,569 $164,873,062
Value - Unaffiliated issuers ............... $163,495,930 $578,612,760 $471,725,376 $156,104,400
Cash ................................. 4,717,876 3,591,545 62,799 97,136
Receivables:
Capital shares sold ..................... 164,927 222,745 406,775 77,204
Interest .............................. 2,131,285 5,196,209 6,014,179 1,330,075
Total assets ....................... 170,510,018 587,623,259 478,209,129 157,608,815
Liabilities:
Payables:
Investment securities purchased ........... 2,846,762 — — —
Capital shares redeemed ................ 242,968 853,778 738,444 205,225
Management fees ...................... 68,327 242,855 201,093 63,406
Distribution fees ....................... 17,270 70,808 45,107 13,922
Transfer agent fees ..................... 33,885 113,373 93,153 34,430
Professional fees ...................... 28,548 29,196 29,354 28,296
Trustees' fees and expenses .............. 267 634 359 132
Distributions to shareholders .............. 37,728 153,938 75,011 83,812
Accrued expenses and other liabilities ........ 21,744 80,436 51,014 25,146
Total liabilities ...................... 3,297,499 1,545,018 1,233,535 454,369
Net assets, at value .............. $167,212,519 $586,078,241 $476,975,594 $157,154,446
Net assets consist of:
Paid-in capital .......................... $196,623,752 $706,571,804 $565,060,393 $205,608,636
Total distributable earnings (losses) .......... (29,411,233) (120,493,563) (88,084,799) (48,454,190)
Net assets, at value .............. $167,212,519 $586,078,241 $476,975,594 $157,154,446

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Alabama Tax-
Free Income
Fund
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Class A:
Net assets, at value .................... $40,329,382 $204,154,971 $118,312,959 $31,959,733
Shares outstanding ..................... 4,042,087 21,282,273 11,422,500 3,567,037
Net asset value per share
a ,b
............... $9.98 $9.59 $10.36 $8.96
Maximum offering price per share (net asset
value per share ÷ 96 .25% )
b
............... $10.37 $9.96 $10.76 $9.31
Class A1:
Net assets, at value .................... $87,730,510 $236,728,149 $184,961,707 $65,266,196
Shares outstanding ..................... 8,803,211 24,723,245 17,866,857 7,292,720
Net asset value per share
a ,b
............... $9.97 $9.58 $10.35 $8.95
Maximum offering price per share (net asset
value per share ÷ 96 .25% )
b
............... $10.36 $9.95 $10.75 $9.30
Class C:
Net assets, at value .................... $1,796,128 $12,069,351 $6,804,354 $2,223,654
Shares outstanding ..................... 177,793 1,238,828 649,213 246,422
Net asset value and maximum offering price per
share
a ,b
.............................. $10.10 $9.74 $10.48 $9.02
Class R6:
Net assets, at value .................... $3,894,972 $24,145,130 $26,308,919 $13,928,627
Shares outstanding ..................... 390,720 2,513,596 2,539,686 1,555,984
Net asset value and maximum offering price per
share
b
............................... $9.97 $9.61 $10.36 $8.95
Advisor Class:
Net assets, at value .................... $33,461,527 $108,980,640 $140,587,655 $43,776,236
Shares outstanding ..................... 3,357,365 11,347,466 13,579,739 4,893,344
Net asset value and maximum offering price per
share
b
............................... $9.97 $9.60 $10.35 $8.95
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin High
Yield Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $2,009,440,818 $850,954,468 $270,291,517 $4,708,940,095
Cost - Non-controlled affiliates (Note 3 f ) ..... 4,854,150 13,794,750 — —
Value - Unaffiliated issuers ............... $1,985,254,229 $852,554,427 $256,019,878 $4,567,980,787
Value - Non-controlled affiliates (Note 3 f ) ..... 4,185,864 13,022,688 — —
Cash ................................. 128,683 18,379 110,438 1,383,125
Receivables:
Capital shares sold ..................... 720,484 434,975 118,410 2,469,032
Interest .............................. 22,717,194 9,402,943 2,687,521 63,342,302
Total assets ....................... 2,013,006,454 875,433,412 258,936,247 4,635,175,246
Liabilities:
Payables:
Investment securities purchased ........... 23,603,363 18,567,441 — 6,901,530
Capital shares redeemed ................ 2,318,093 651,809 346,910 9,587,042
Management fees ...................... 593,915 203,865 112,824 1,765,105
Distribution fees ....................... 183,620 90,355 27,846 556,788
Transfer agent fees ..................... 534,662 212,587 57,531 915,635
Trustees' fees and expenses .............. 1,188 606 336 1,999
Distributions to shareholders .............. 922,911 539,205 86,380 1,640,185
Accrued expenses and other liabilities ........ 238,684 137,539 61,119 827,413
Total liabilities ...................... 28,396,436 20,403,407 692,946 22,195,697
Net assets, at value .............. $1,984,610,018 $855,030,005 $258,243,301 $4,612,979,549
Net assets consist of:
Paid-in capital .......................... $2,187,946,615 $878,187,332 $317,057,204 $5,790,239,250
Total distributable earnings (losses) .......... (203,336,597) (23,157,327) (58,813,903) (1,177,259,701)
Net assets, at value .............. $1,984,610,018 $855,030,005 $258,243,301 $4,612,979,549

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin High
Yield Tax-Free
Income Fund
Class A:
Net assets, at value .................... $629,725,464 $315,111,788 $65,326,677 $1,644,230,267
Shares outstanding ..................... 56,213,358 30,503,423 6,259,934 188,078,828
Net asset value per share
a ,b
............... $11.20 $10.33 $10.44 $8.74
Maximum offering price per share (net asset
value per share ÷ 97 .75% , 97 .75% , 96 .25 % and
96 .25% , respectively)
b
................... $11.46 $10.57 $10.85 $9.08
Class A1:
Net assets, at value .................... $489,668,553 $182,438,856 $122,119,747 $1,842,565,894
Shares outstanding ..................... 43,769,368 17,643,153 11,703,210 210,933,760
Net asset value per share
a ,b
............... $11.19 $10.34 $10.43 $8.74
Maximum offering price per share (net asset
value per share ÷ 97 .75% , 97 .75% , 96 .25 % and
96 .25% , respectively)
b
................... $11.45 $10.58 $10.84 $9.08
Class C:
Net assets, at value .................... $12,689,191 $— $5,988,072 $85,646,601
Shares outstanding ..................... 1,130,575 — 565,242 9,608,913
Net asset value and maximum offering price per
share
a ,b
.............................. $11.22 $— $10.59 $8.91
Class R6:
Net assets, at value .................... $125,797,730 $57,919,351 $16,950,713 $221,854,657
Shares outstanding ..................... 11,214,916 5,606,296 1,624,191 25,275,964
Net asset value and maximum offering price per
share
b
............................... $11.22 $10.33 $10.44 $8.78
Advisor Class:
Net assets, at value .................... $726,729,080 $299,560,010 $47,858,092 $818,682,130
Shares outstanding ..................... 64,794,585 28,983,128 4,584,462 93,304,326
Net asset value and maximum offering price per
share
b
............................... $11.22 $10.34 $10.44 $8.77
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $208,402,046 $320,888,430 $333,253,945 $690,718,679
Value - Unaffiliated issuers ............... $196,896,023 $310,215,466 $323,133,800 $654,815,574
Cash ................................. 4,027,932 91,586 5,356,466 197,060
Receivables:
Capital shares sold ..................... 14,031 668,289 197,771 646,210
Interest .............................. 2,749,441 3,307,787 3,301,186 8,852,528
Total assets ....................... 203,687,427 314,283,128 331,989,223 664,511,372
Liabilities:
Payables:
Investment securities purchased ........... 1,071,000 6,315,117 — 10,025,831
Capital shares redeemed ................ 381,566 655,778 804,678 744,119
Management fees ...................... 86,423 130,295 137,213 267,507
Distribution fees ....................... 21,995 30,185 20,173 61,775
Transfer agent fees ..................... 48,928 73,375 80,376 122,177
Trustees' fees and expenses .............. 276 256 284 475
Distributions to shareholders .............. 30,652 124,520 154,265 281,644
Accrued expenses and other liabilities ........ 62,892 61,681 61,621 93,666
Total liabilities ...................... 1,703,732 7,391,207 1,258,610 11,597,194
Net assets, at value .............. $201,983,695 $306,891,921 $330,730,613 $652,914,178
Net assets consist of:
Paid-in capital .......................... $252,928,026 $381,279,688 $378,983,965 $776,957,431
Total distributable earnings (losses) .......... (50,944,331) (74,387,767) (48,253,352) (124,043,253)
Net assets, at value .............. $201,983,695 $306,891,921 $330,730,613 $652,914,178

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Class A:
Net assets, at value .................... $49,065,972 $80,098,621 $43,968,325 $120,582,343
Shares outstanding ..................... 4,947,447 8,335,161 4,256,183 11,722,264
Net asset value per share
a ,b
............... $9.92 $9.61 $10.33 $10.29
Maximum offering price per share (net asset
value per share ÷ 96 .25% )
b
............... $10.31 $9.98 $10.73 $10.69
Class A1:
Net assets, at value .................... $108,669,735 $106,335,566 $104,344,980 $345,652,569
Shares outstanding ..................... 10,962,950 11,062,571 10,107,278 33,648,362
Net asset value per share
a ,b
............... $9.91 $9.61 $10.32 $10.27
Maximum offering price per share (net asset
value per share ÷ 96 .25% )
b
............... $10.30 $9.98 $10.72 $10.67
Class C:
Net assets, at value .................... $3,795,740 $6,911,630 $3,250,280 $11,181,546
Shares outstanding ..................... 376,688 704,437 311,037 1,070,741
Net asset value and maximum offering price per
share
a ,b
.............................. $10.08 $9.81 $10.45 $10.44
Class R6:
Net assets, at value .................... $6,063,520 $30,084,470 $33,885,196 $20,681,237
Shares outstanding ..................... 611,533 3,124,988 3,279,655 2,005,187
Net asset value and maximum offering price per
share
b
............................... $9.92 $9.63 $10.33 $10.31
Advisor Class:
Net assets, at value .................... $34,388,728 $83,461,634 $145,281,832 $154,816,483
Shares outstanding ..................... 3,467,235 8,672,496 14,072,266 15,019,622
Net asset value and maximum offering price per
share
b
............................... $9.92 $9.62 $10.32 $10.31
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Minnesota Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin New
Jersey Tax-Free
Income Fund
Franklin North
Carolina Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $599,635,772 $629,028,895 $828,365,998 $592,037,165
Value - Unaffiliated issuers ............... $568,732,771 $598,449,850 $805,839,012 $566,380,810
Cash ................................. 10,478 2,959,275 118,037 82,615
Receivables:
Capital shares sold ..................... 137,389 388,189 372,999 1,139,254
Interest .............................. 4,890,104 8,620,965 8,248,175 6,524,489
Total assets ....................... 573,770,742 610,418,279 814,578,223 574,127,168
Liabilities:
Payables:
Investment securities purchased ........... — 3,072,090 1,110,620 1,323,112
Capital shares redeemed ................ 1,112,980 1,008,023 2,018,771 1,403,943
Management fees ...................... 240,025 250,550 327,947 236,760
Distribution fees ....................... 65,441 70,060 81,961 51,157
Transfer agent fees ..................... 128,012 106,127 201,417 123,797
Trustees' fees and expenses .............. 591 434 437 293
Distributions to shareholders .............. 56,135 137,480 195,901 174,340
Accrued expenses and other liabilities ........ 85,966 84,646 100,887 93,116
Total liabilities ...................... 1,689,150 4,729,410 4,037,941 3,406,518
Net assets, at value .............. $572,081,592 $605,688,869 $810,540,282 $570,720,650
Net assets consist of:
Paid-in capital .......................... $662,035,978 $766,500,859 $944,143,656 $723,255,560
Total distributable earnings (losses) .......... (89,954,386) (160,811,990) (133,603,374) (152,534,910)
Net assets, at value .............. $572,081,592 $605,688,869 $810,540,282 $570,720,650

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Minnesota Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin New
Jersey Tax-Free
Income Fund
Franklin North
Carolina Tax-
Free Income
Fund
Class A:
Net assets, at value .................... $169,639,181 $189,769,110 $249,821,138 $126,574,940
Shares outstanding ..................... 15,485,337 18,620,668 24,609,388 12,265,218
Net asset value per share
a ,b
............... $10.95 $10.19 $10.15 $10.32
Maximum offering price per share (net asset
value per share ÷ 96 .25% )
b
............... $11.38 $10.59 $10.55 $10.72
Class A1:
Net assets, at value .................... $216,637,950 $283,289,150 $252,249,895 $207,529,909
Shares outstanding ..................... 19,778,618 27,815,007 24,883,952 20,115,949
Net asset value per share
a ,b
............... $10.95 $10.18 $10.14 $10.32
Maximum offering price per share (net asset
value per share ÷ 96 .25% )
b
............... $11.38 $10.58 $10.54 $10.72
Class C:
Net assets, at value .................... $18,397,774 $8,863,983 $11,924,423 $10,706,727
Shares outstanding ..................... 1,660,637 861,325 1,160,413 1,020,960
Net asset value and maximum offering price per
share
a ,b
.............................. $11.08 $10.29 $10.28 $10.49
Class R6:
Net assets, at value .................... $20,938,469 $42,333,762 $56,576,805 $54,512,859
Shares outstanding ..................... 1,908,572 4,152,625 5,575,055 5,285,887
Net asset value and maximum offering price per
share
b
............................... $10.97 $10.19 $10.15 $10.31
Advisor Class:
Net assets, at value .................... $146,468,218 $81,432,864 $239,968,021 $171,396,215
Shares outstanding ..................... 13,357,266 7,990,128 23,647,918 16,611,332
Net asset value and maximum offering price per
share
b
............................... $10.97 $10.19 $10.15 $10.32
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Franklin
Virginia Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $888,743,061 $809,194,053 $671,398,351 $469,143,587
Value - Unaffiliated issuers ............... $861,667,696 $785,952,362 $625,254,457 $446,952,292
Cash ................................. 95,674 97,515 55,782 315,035
Receivables:
Capital shares sold ..................... 953,924 495,100 239,094 743,751
Interest .............................. 9,570,481 8,623,326 7,699,522 4,857,422
Total assets ....................... 872,287,775 795,168,303 633,248,855 452,868,500
Liabilities:
Payables:
Investment securities purchased ........... — 12,266,706 2,028,140 —
Capital shares redeemed ................ 1,342,910 1,205,436 925,244 1,039,009
Management fees ...................... 350,136 317,950 260,294 189,503
Distribution fees ....................... 96,830 82,020 65,130 33,634
Transfer agent fees ..................... 168,312 131,534 155,038 101,719
Trustees' fees and expenses .............. 750 549 535 277
Distributions to shareholders .............. 155,819 126,434 196,969 218,935
Accrued expenses and other liabilities ........ 110,011 90,234 97,254 69,172
Total liabilities ...................... 2,224,768 14,220,863 3,728,604 1,652,249
Net assets, at value .............. $870,063,007 $780,947,440 $629,520,251 $451,216,251
Net assets consist of:
Paid-in capital .......................... $1,017,733,258 $940,149,178 $805,466,076 $556,112,524
Total distributable earnings (losses) .......... (147,670,251) (159,201,738) (175,945,825) (104,896,273)
Net assets, at value .............. $870,063,007 $780,947,440 $629,520,251 $451,216,251

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Franklin
Virginia Tax-
Free Income
Fund
Class A:
Net assets, at value .................... $239,088,102 $214,859,722 $141,411,940 $89,449,883
Shares outstanding ..................... 21,310,549 20,951,184 16,452,913 9,176,012
Net asset value per share
a ,b
............... $11.22 $10.26 $8.59 $9.75
Maximum offering price per share (net asset
value per share ÷ 96 .25% )
b
............... $11.66 $10.66 $8.92 $10.13
Class A1:
Net assets, at value .................... $404,085,882 $352,302,120 $324,641,922 $157,601,703
Shares outstanding ..................... 36,039,889 34,384,097 37,783,293 16,171,302
Net asset value per share
a ,b
............... $11.21 $10.25 $8.59 $9.75
Maximum offering price per share (net asset
value per share ÷ 96 .25% )
b
............... $11.65 $10.65 $8.92 $10.13
Class C:
Net assets, at value .................... $18,955,297 $9,297,330 $11,983,435 $4,189,439
Shares outstanding ..................... 1,667,335 893,030 1,376,360 422,477
Net asset value and maximum offering price per
share
a ,b
.............................. $11.37 $10.41 $8.71 $9.92
Class R6:
Net assets, at value .................... $27,721,037 $29,216,081 $11,081,554 $50,378,733
Shares outstanding ..................... 2,469,242 2,849,102 1,287,827 5,166,356
Net asset value and maximum offering price per
share
b
............................... $11.23 $10.25 $8.60 $9.75
Advisor Class:
Net assets, at value .................... $180,212,689 $175,272,187 $140,401,400 $149,596,493
Shares outstanding ..................... 16,055,301 17,081,759 16,318,659 15,335,782
Net asset value and maximum offering price per
share
b
............................... $11.22 $10.26 $8.60 $9.75
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
for the six months ended August 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Alabama Tax-
Free Income
Fund
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ..................... $3,293,242 $12,645,416 $10,085,427 $3,054,324
Expenses:
Management fees (Note 3 a ) ................ 481,314 1,465,083 1,212,449 464,092
Distribution fees: (Note 3c )
    Class A ............................. 52,345 258,383 150,583 40,625
    Class A1 ............................ 46,285 124,215 97,589 35,532
    Class C ............................. 7,068 42,047 24,324 8,351
Transfer agent fees: (Note 3e )
    Class A ............................. 14,060 65,293 44,367 13,145
    Class A1 ............................ 31,086 78,496 71,919 28,767
    Class C ............................. 731 4,088 2,759 1,040
    Class R6 ............................ 551 2,777 2,817 1,151
    Advisor Class ......................... 9,667 35,211 51,184 17,385
Custodian fees .......................... 512 2,035 1,467 430
Reports to shareholders fees ............... 8,300 13,893 11,931 9,276
Registration and filing fees ................. 11,977 34,751 19,282 11,942
Professional fees ........................ 33,132 33,598 33,951 32,869
Trustees' fees and expenses ............... 1,043 3,658 2,784 970
Other ................................. 20,941 40,117 38,311 19,297
Total expenses ...................... 719,012 2,203,645 1,765,717 684,872
Expenses waived/paid by affiliates (Note 3 g ) (64,006) — — (76,451)
Net expenses ...................... 655,006 2,203,645 1,765,717 608,421
Net investment income ............. 2,638,236 10,441,771 8,319,710 2,445,903
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (1,206,575) (713,424) (142,814) (317,504)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... (4,259,381) (19,931,242) (14,606,614) (5,670,973)
Net realized and unrealized gain (loss) ......... (5,465,956) (20,644,666) (14,749,428) (5,988,477)
Net increase (decrease) in net assets resulting from
operations ............................... $(2,827,720) $(10,202,895) $(6,429,718) $(3,542,574)

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
for the six months ended August 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin High
Yield Tax-Free
Income Fund
Investment income:
Dividends:
Unaffiliated issuers ..................... $— $— $— $2,907,120
Non-controlled affiliates (Note 3 f ) .......... 151,887 339,227 — —
Interest:
Unaffiliated issuers ..................... 41,500,286 14,586,577 5,282,798 122,218,803
Total investment income ................ 41,652,173 14,925,804 5,282,798 125,125,923
Expenses:
Management fees (Note 3 a ) ................ 4,636,233 2,098,728 714,382 10,700,449
Distribution fees: (Note 3c )
    Class A ............................. 817,480 408,835 83,096 2,078,093
    Class A1 ............................ 258,924 143,104 64,090 964,147
    Class C ............................. 44,939 — 21,831 299,333
Transfer agent fees: (Note 3e )
    Class A ............................. 290,290 142,636 24,876 554,966
    Class A1 ............................ 229,871 83,210 47,987 644,059
    Class C ............................. 6,138 — 2,517 30,773
    Class R6 ............................ 13,233 7,089 2,191 21,627
    Advisor Class ......................... 318,197 131,160 17,752 280,654
Custodian fees .......................... 6,205 2,504 842 14,398
Reports to shareholders fees ............... 38,287 19,086 10,246 67,417
Registration and filing fees ................. 71,830 45,005 11,036 127,113
Professional fees ........................ 36,169 39,131 33,169 154,971
Trustees' fees and expenses ............... 11,389 4,970 1,143 26,093
Other ................................. 123,382 63,011 24,798 340,185
Total expenses ...................... 6,902,567 3,188,469 1,059,956 16,304,278
Expenses waived/paid by affiliates (Note 3 f
and 3 g ) ........................... (1,153,991) (891,746) (31,788) —
Net expenses ...................... 5,748,576 2,296,723 1,028,168 16,304,278
Net investment income ............. 35,903,597 12,629,081 4,254,630 108,821,645
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... 259,361 71,499 (635,666) (21,417,878)
Non-controlled affiliates (Note 3 f ) ......... (1,409,842) (249,748) — —
Net realized gain (loss) ............... (1,150,481) (178,249) (635,666) (21,417,878)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... (68,600,338) (12,721,657) (7,667,192) (137,957,327)
Non-controlled affiliates (Note 3 f ) ......... 1,022,464 (415,012) — —
Net change in unrealized appreciation
(depreciation) ...................... (67,577,874) (13,136,669) (7,667,192) (137,957,327)
Net realized and unrealized gain (loss) ......... (68,728,355) (13,314,918) (8,302,858) (159,375,205)
Net increase (decrease) in net assets resulting from
operations ............................... $(32,824,758) $(685,837) $(4,048,228) $(50,553,560)

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
for the six months ended August 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ..................... $4,269,080 $6,769,129 $6,765,205 $13,653,855
Expenses:
Management fees (Note 3 a ) ................ 585,345 826,628 879,916 1,605,971
Distribution fees: (Note 3c )
    Class A ............................. 64,565 106,217 56,068 151,669
    Class A1 ............................ 57,327 55,806 55,223 182,802
    Class C ............................. 13,239 23,841 11,201 39,202
Transfer agent fees: (Note 3e )
    Class A ............................. 20,456 36,570 21,921 40,152
    Class A1 ............................ 45,410 48,034 54,004 121,174
    Class C ............................. 1,614 3,159 1,685 4,002
    Class R6 ............................ 1,009 2,649 2,638 2,376
    Advisor Class ......................... 13,992 35,313 72,265 46,943
Custodian fees .......................... 711 952 880 2,001
Reports to shareholders fees ............... 11,456 11,237 9,988 15,016
Registration and filing fees ................. 6,479 15,329 33,305 41,167
Professional fees ........................ 32,829 32,778 36,409 33,511
Trustees' fees and expenses ............... 1,338 1,883 1,964 3,781
Other ................................. 24,027 24,293 25,551 47,346
Total expenses ...................... 879,797 1,224,689 1,263,018 2,337,113
Expenses waived/paid by affiliates (Note 3 g ) (56,220) (23,074) (48,399) —
Net expenses ...................... 823,577 1,201,615 1,214,619 2,337,113
Net investment income ............. 3,445,503 5,567,514 5,550,586 11,316,742
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (1,749,373) 17,516 (5,165) (47,246)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... (5,015,389) (9,117,427) (10,234,723) (18,511,501)
Net realized and unrealized gain (loss) ......... (6,764,762) (9,099,911) (10,239,888) (18,558,747)
Net increase (decrease) in net assets resulting from
operations ............................... $(3,319,259) $(3,532,397) $(4,689,302) $(7,242,005)

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
for the six months ended August 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Minnesota Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin New
Jersey Tax-Free
Income Fund
Franklin North
Carolina Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ..................... $12,123,615 $13,700,574 $16,437,842 $11,298,915
Expenses:
Management fees (Note 3 a ) ................ 1,463,476 1,524,506 1,978,122 1,423,488
Distribution fees: (Note 3c )
    Class A ............................. 218,590 244,972 317,137 163,872
    Class A1 ............................ 115,084 148,835 131,920 109,113
    Class C ............................. 65,197 31,554 42,267 39,522
Transfer agent fees: (Note 3e )
    Class A ............................. 65,385 61,300 106,270 53,129
    Class A1 ............................ 86,118 93,150 110,569 88,454
    Class C ............................. 7,509 3,042 5,452 4,932
    Class R6 ............................ 2,315 4,248 4,399 5,025
    Advisor Class ......................... 58,613 25,720 103,017 68,122
Custodian fees (Note 4 ) ................... 1,925 1,938 2,155 1,734
Reports to shareholders fees ............... 14,749 14,696 17,686 14,661
Registration and filing fees ................. 38,575 6,644 28,888 13,302
Professional fees ........................ 33,589 33,820 33,672 33,282
Trustees' fees and expenses ............... 3,566 3,564 4,711 3,276
Other ................................. 41,913 37,914 43,334 42,614
Total expenses ...................... 2,216,604 2,235,903 2,929,599 2,064,526
Expense reductions (Note 4 ) ............ (1,924) — — —
Net expenses ...................... 2,214,680 2,235,903 2,929,599 2,064,526
Net investment income ............. 9,908,935 11,464,671 13,508,243 9,234,389
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (3,206,468) (706,560) (238,503) (869,130)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... (22,650,956) (19,029,472) (24,988,992) (18,997,939)
Net realized and unrealized gain (loss) ......... (25,857,424) (19,736,032) (25,227,495) (19,867,069)
Net increase (decrease) in net assets resulting from
operations ............................... $(15,948,489) $(8,271,361) $(11,719,252) $(10,632,680)

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
for the six months ended August 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Franklin
Virginia Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ..................... $19,213,119 $17,588,045 $13,969,757 $8,669,956
Expenses:
Management fees (Note 3 a ) ................ 2,132,228 1,933,407 1,586,540 1,128,562
Distribution fees: (Note 3c )
    Class A ............................. 308,987 273,721 182,032 103,133
    Class A1 ............................ 212,025 191,705 171,968 82,354
    Class C ............................. 68,087 34,793 43,689 14,207
Transfer agent fees: (Note 3e )
    Class A ............................. 82,776 67,426 57,715 36,531
    Class A1 ............................ 142,073 118,198 136,406 72,956
    Class C ............................. 7,029 3,303 5,337 1,937
    Class R6 ............................ 3,436 3,476 1,362 3,535
    Advisor Class ......................... 62,658 51,831 56,742 67,020
Custodian fees .......................... 2,907 2,504 2,035 1,257
Reports to shareholders fees ............... 20,255 14,021 16,713 11,407
Registration and filing fees ................. 35,733 11,776 15,925 15,039
Professional fees ........................ 33,507 34,106 34,090 33,221
Trustees' fees and expenses ............... 5,205 4,579 3,838 2,578
Other ................................. 53,538 41,228 45,054 31,339
Total expenses ...................... 3,170,444 2,786,074 2,359,446 1,605,076
Net investment income ............. 16,042,675 14,801,971 11,610,311 7,064,880
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (871,483) (3,052,650) (76,482) (49,074)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... (29,274,227) (22,646,324) (24,113,916) (12,215,641)
Net realized and unrealized gain (loss) ......... (30,145,710) (25,698,974) (24,190,398) (12,264,715)
Net increase (decrease) in net assets resulting from
operations ............................... $(14,103,035) $(10,897,003) $(12,580,087) $(5,199,835)

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Alabama Tax-Free Income Fund Franklin Arizona Tax-Free Income Fund
Six Months Ended
August 31, 2026
(unaudited)
Year Ended
February 28, 2026
Six Months Ended
August 31, 2026
(unaudited)
Year Ended
February 28, 2026
Increase (decrease) in net assets:
Operations:
Net investment income ............ $2,638,236 $5,192,598 $10,441,771 $21,844,914
Net realized gain (loss) ............ (1,206,575) (1,370,682) (713,424) (9,247,819)
Net change in unrealized appreciation
(depreciation) ................. (4,259,381) 2,669,843 (19,931,242) 9,958,942
Net increase (decrease) in net
assets resulting from operations . (2,827,720) 6,491,759 (10,202,895) 22,556,037
Distributions to shareholders:
Class A ........................ (638,686) (1,274,358) (3,492,447) (6,984,200)
Class A1 ....................... (1,481,732) (2,966,539) (4,389,871) (9,326,369)
Class C ........................ (27,987) (67,840) (188,891) (422,718)
Class R6 ....................... (61,894) (65,889) (443,271) (837,764)
Advisor Class ................... (477,715) (750,911) (2,020,412) (4,008,556)
Total distributions to shareholders ..... (2,688,014) (5,125,537) (10,534,892) (21,579,607)
Capital share transactions: (Note 2 )
Class A ........................ (1,119,583) (4,749,976) 5,020,064 (24,386,554)
Class A1 ....................... (5,275,107) (8,373,113) (9,689,351) (50,509,501)
Class C ........................ (446,027) (1,150,341) (1,090,729) (3,811,040)
Class R6 ....................... 613,636 1,275,876 1,176,730 (1,764,158)
Advisor Class ................... 7,871,015 5,264,002 1,558,160 (11,575,389)
Total capital share transactions ....... 1,643,934 (7,733,552) (3,025,126) (92,046,642)
Net increase (decrease) in net
assets ..................... (3,871,800) (6,367,330) (23,762,913) (91,070,212)
Net assets:
Beginning of period ................ 171,084,319 177,451,649 609,841,154 700,911,366
End of period ..................... $167,212,519 $171,084,319 $586,078,241 $609,841,154

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Colorado Tax-Free Income Fund Franklin Connecticut Tax-Free Income Fund
Six Months Ended
August 31, 2026
(unaudited)
Year Ended
February 28, 2026
Six Months Ended
August 31, 2026
(unaudited)
Year Ended
February 28, 2026
Increase (decrease) in net assets:
Operations:
Net investment income ............ $8,319,710 $16,803,723 $2,445,903 $4,519,691
Net realized gain (loss) ............ (142,814) (1,586,872) (317,504) (815,961)
Net change in unrealized appreciation
(depreciation) ................. (14,606,614) 4,483,143 (5,670,973) 3,439,911
Net increase (decrease) in net
assets resulting from operations . (6,429,718) 19,699,994 (3,542,574) 7,143,641
Distributions to shareholders:
Class A ........................ (1,972,850) (3,722,951) (468,352) (831,919)
Class A1 ....................... (3,343,553) (7,015,553) (1,078,590) (2,208,679)
Class C ........................ (105,946) (269,575) (31,601) (57,545)
Class R6 ....................... (471,579) (742,378) (200,276) (295,354)
Advisor Class ................... (2,452,550) (4,405,621) (674,831) (1,076,513)
Total distributions to shareholders ..... (8,346,478) (16,156,078) (2,453,650) (4,470,010)
Capital share transactions: (Note 2 )
Class A ........................ 556,492 (1,729,324) 1,592,272 (182,840)
Class A1 ....................... (11,528,486) (25,858,648) (5,303,313) (7,434,941)
Class C ........................ (1,037,502) (4,094,302) (387,253) (77,091)
Class R6 ....................... 1,477,404 8,775,056 2,521,354 3,659,479
Advisor Class ................... 5,303,030 7,260,080 3,708,028 10,483,669
Total capital share transactions ....... (5,229,062) (15,647,138) 2,131,088 6,448,276
Net increase (decrease) in net
assets ..................... (20,005,258) (12,103,222) (3,865,136) 9,121,907
Net assets:
Beginning of period ................ 496,980,852 509,084,074 161,019,582 151,897,675
End of period ..................... $476,975,594 $496,980,852 $157,154,446 $161,019,582

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Federal Intermediate-Term Tax-Free
Income Fund
Franklin Federal Limited-Term Tax-Free
Income Fund
Six Months Ended
August 31, 2026
(unaudited)
Year Ended
February 28, 2026
Six Months Ended
August 31, 2026
(unaudited)
Year Ended
February 28, 2026
Increase (decrease) in net assets:
Operations:
Net investment income ............ $35,903,597 $69,315,898 $12,629,081 $24,670,635
Net realized gain (loss) ............ (1,150,481) (16,888,180) (178,249) (4,112,057)
Net change in unrealized appreciation
(depreciation) ................. (67,577,874) 57,098,957 (13,136,669) 17,283,661
Net increase (decrease) in net
assets resulting from operations . (32,824,758) 109,526,675 (685,837) 37,842,239
Distributions to shareholders:
Class A ........................ (11,037,812) (20,850,434) (4,451,199) (8,896,612)
Class A1 ....................... (9,141,481) (19,334,804) (2,686,062) (5,725,160)
Class C ........................ (205,100) (471,619) — —
Class R6 ....................... (2,315,791) (4,180,478) (871,985) (1,648,274)
Advisor Class ................... (12,995,757) (23,974,959) (4,470,069) (8,260,174)
Total distributions to shareholders ..... (35,695,941) (68,812,294) (12,479,315) (24,530,220)
Capital share transactions: (Note 2 )
Class A ........................ (19,124,014) 2,491,425 (15,787,882) (1,926,007)
Class A1 ....................... (31,967,738) (94,426,474) (11,413,799) (27,442,296)
Class C ........................ (1,786,600) (5,940,333) — —
Class R6 ....................... 5,718,672 (1,151,683) 1,957,621 (1,076,588)
Advisor Class ................... 32,206,894 15,143,593 7,641,941 22,069,443
Total capital share transactions ....... (14,952,786) (83,883,472) (17,602,119) (8,375,448)
Net increase (decrease) in net
assets ..................... (83,473,485) (43,169,091) (30,767,271) 4,936,571
Net assets:
Beginning of period ................ 2,068,083,503 2,111,252,594 885,797,276 880,860,705
End of period ..................... $1,984,610,018 $2,068,083,503 $855,030,005 $885,797,276

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Georgia Tax-Free Income Fund Franklin High Yield Tax-Free Income Fund
Six Months Ended
August 31, 2026
(unaudited)
Year Ended
February 28, 2026
Six Months Ended
August 31, 2026
(unaudited)
Year Ended
February 28, 2026
Increase (decrease) in net assets:
Operations:
Net investment income ............ $4,254,630 $8,729,512 $108,821,645 $222,619,256
Net realized gain (loss) ............ (635,666) (2,852,681) (21,417,878) (37,736,162)
Net change in unrealized appreciation
(depreciation) ................. (7,667,192) 4,133,250 (137,957,327) 18,713,315
Net increase (decrease) in net
assets resulting from operations . (4,048,228) 10,010,081 (50,553,560) 203,596,409
Distributions to shareholders:
Class A ........................ (1,029,627) (2,044,041) (37,058,078) (71,142,595)
Class A1 ....................... (2,080,411) (4,411,156) (44,454,066) (95,317,395)
Class C ........................ (88,742) (204,188) (1,825,695) (4,146,883)
Class R6 ....................... (274,802) (438,324) (5,266,703) (9,818,032)
Advisor Class ................... (795,291) (1,520,142) (19,715,011) (38,197,238)
Total distributions to shareholders ..... (4,268,873) (8,617,851) (108,319,553) (218,622,143)
Capital share transactions: (Note 2 )
Class A ........................ (563,904) (6,499,454) 42,306,128 59,367,666
Class A1 ....................... (6,827,136) (20,471,191) (73,215,439) (201,276,410)
Class C ........................ (891,556) (2,488,976) (7,248,034) (19,756,162)
Class R6 ....................... 1,970,344 3,129,413 (4,521,313) 28,758,880
Advisor Class ................... 3,185,645 (2,410,449) 6,245,229 13,981,881
Total capital share transactions ....... (3,126,607) (28,740,657) (36,433,429) (118,924,145)
Net increase (decrease) in net
assets ..................... (11,443,708) (27,348,427) (195,306,542) (133,949,879)
Net assets:
Beginning of period ................ 269,687,009 297,035,436 4,808,286,091 4,942,235,970
End of period ..................... $258,243,301 $269,687,009 $4,612,979,549 $4,808,286,091

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Louisiana Tax-Free Income Fund Franklin Maryland Tax-Free Income Fund
Six Months Ended
August 31, 2026
(unaudited)
Year Ended
February 28, 2026
Six Months Ended
August 31, 2026
(unaudited)
Year Ended
February 28, 2026
Increase (decrease) in net assets:
Operations:
Net investment income ............ $3,445,503 $7,082,083 $5,567,514 $11,245,254
Net realized gain (loss) ............ (1,749,373) (3,388,452) 17,516 (7,648,339)
Net change in unrealized appreciation
(depreciation) ................. (5,015,389) 2,377,570 (9,117,427) 6,310,735
Net increase (decrease) in net
assets resulting from operations . (3,319,259) 6,071,201 (3,532,397) 9,907,650
Distributions to shareholders:
Class A ........................ (807,416) (1,637,143) (1,452,930) (3,039,298)
Class A1 ....................... (1,878,980) (3,975,432) (1,992,628) (4,187,585)
Class C ........................ (54,393) (142,566) (107,942) (234,685)
Class R6 ....................... (108,828) (229,540) (534,539) (797,400)
Advisor Class ................... (597,199) (1,162,830) (1,507,952) (2,733,633)
Total distributions to shareholders ..... (3,446,816) (7,147,511) (5,595,991) (10,992,601)
Capital share transactions: (Note 2 )
Class A ........................ (2,636,359) (4,355,684) (5,875,118) (7,562,763)
Class A1 ....................... (6,664,322) (17,403,712) (5,367,670) (19,571,499)
Class C ........................ (294,461) (2,865,276) (752,565) (1,335,892)
Class R6 ....................... (256,887) (1,854,670) 3,370,872 10,710,945
Advisor Class ................... 456,945 (1,438,448) 7,161,542 1,416,252
Total capital share transactions ....... (9,395,084) (27,917,790) (1,462,939) (16,342,957)
Net increase (decrease) in net
assets ..................... (16,161,159) (28,994,100) (10,591,327) (17,427,908)
Net assets:
Beginning of period ................ 218,144,854 247,138,954 317,483,248 334,911,156
End of period ..................... $201,983,695 $218,144,854 $306,891,921 $317,483,248

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Massachusetts Tax-Free Income
Fund Franklin Michigan Tax-Free Income Fund
Six Months Ended
August 31, 2026
(unaudited)
Year Ended
February 28, 2026
Six Months Ended
August 31, 2026
(unaudited)
Year Ended
February 28, 2026
Increase (decrease) in net assets:
Operations:
Net investment income ............ $5,550,586 $10,639,114 $11,316,742 $22,473,450
Net realized gain (loss) ............ (5,165) (4,769,653) (47,246) (5,495,119)
Net change in unrealized appreciation
(depreciation) ................. (10,234,723) 7,639,048 (18,511,501) 8,208,634
Net increase (decrease) in net
assets resulting from operations . (4,689,302) 13,508,509 (7,242,005) 25,186,965
Distributions to shareholders:
Class A ........................ (696,735) (1,264,927) (2,021,682) (3,899,408)
Class A1 ....................... (1,799,123) (3,707,344) (6,374,250) (13,080,665)
Class C ........................ (45,944) (113,013) (173,554) (363,296)
Class R6 ....................... (543,609) (904,606) (387,336) (585,275)
Advisor Class ................... (2,483,749) (4,569,454) (2,548,659) (4,053,471)
Total distributions to shareholders ..... (5,569,160) (10,559,344) (11,505,481) (21,982,115)
Capital share transactions: (Note 2 )
Class A ........................ 698,340 324,107 2,870,103 (7,455,222)
Class A1 ....................... (6,207,619) (15,149,113) (24,510,994) (41,069,958)
Class C ........................ (238,267) (1,784,765) (1,200,506) (2,846,906)
Class R6 ....................... 3,662,541 16,027,944 (1,585,883) 11,027,079
Advisor Class ................... 3,623,429 10,291,782 31,836,979 11,298,626
Total capital share transactions ....... 1,538,424 9,709,955 7,409,699 (29,046,381)
Net increase (decrease) in net
assets ..................... (8,720,038) 12,659,120 (11,337,787) (25,841,531)
Net assets:
Beginning of period ................ 339,450,651 326,791,531 664,251,965 690,093,496
End of period ..................... $330,730,613 $339,450,651 $652,914,178 $664,251,965

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Minnesota Tax-Free Income Fund Franklin Missouri Tax-Free Income Fund
Six Months Ended
August 31, 2026
(unaudited)
Year Ended
February 28, 2026
Six Months Ended
August 31, 2026
(unaudited)
Year Ended
February 28, 2026
Increase (decrease) in net assets:
Operations:
Net investment income ............ $9,908,935 $20,149,378 $11,464,671 $22,818,771
Net realized gain (loss) ............ (3,206,468) (1,710,780) (706,560) (8,262,113)
Net change in unrealized appreciation
(depreciation) ................. (22,650,956) 9,232,585 (19,029,472) 8,200,235
Net increase (decrease) in net
assets resulting from operations . (15,948,489) 27,671,183 (8,271,361) 22,756,893
Distributions to shareholders:
Class A ........................ (2,749,462) (5,317,894) (3,478,735) (6,310,421)
Class A1 ....................... (3,790,073) (8,498,273) (5,509,062) (11,644,763)
Class C ........................ (271,084) (611,360) (150,899) (375,620)
Class R6 ....................... (367,772) (663,721) (813,858) (1,189,576)
Advisor Class ................... (2,656,077) (4,880,963) (1,563,268) (2,940,352)
Total distributions to shareholders ..... (9,834,468) (19,972,211) (11,515,822) (22,460,732)
Capital share transactions: (Note 2 )
Class A ........................ (439,237) (4,657,107) (896,571) 9,394,320
Class A1 ....................... (14,435,039) (52,276,649) (12,504,394) (48,213,782)
Class C ........................ (2,091,274) (5,774,188) (1,385,743) (4,760,556)
Class R6 ....................... 825,724 (2,278,284) 4,065,921 8,292,170
Advisor Class ................... (6,180,060) 17,792,179 2,568,462 1,490,504
Total capital share transactions ....... (22,319,886) (47,194,049) (8,152,325) (33,797,344)
Net increase (decrease) in net
assets ..................... (48,102,843) (39,495,077) (27,939,508) (33,501,183)
Net assets:
Beginning of period ................ 620,184,435 659,679,512 633,628,377 667,129,560
End of period ..................... $572,081,592 $620,184,435 $605,688,869 $633,628,377

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin New Jersey Tax-Free Income Fund
Franklin North Carolina Tax-Free Income
Fund
Six Months Ended
August 31, 2026
(unaudited)
Year Ended
February 28, 2026
Six Months Ended
August 31, 2026
(unaudited)
Year Ended
February 28, 2026
Increase (decrease) in net assets:
Operations:
Net investment income ............ $13,508,243 $25,712,556 $9,234,389 $17,567,385
Net realized gain (loss) ............ (238,503) (2,313,053) (869,130) (4,329,509)
Net change in unrealized appreciation
(depreciation) ................. (24,988,992) 13,291,054 (18,997,939) 9,688,947
Net increase (decrease) in net
assets resulting from operations . (11,719,252) 36,690,557 (10,632,680) 22,926,823
Distributions to shareholders:
Class A ........................ (3,987,757) (6,373,969) (1,998,646) (3,590,326)
Class A1 ....................... (4,349,934) (9,051,598) (3,491,201) (7,101,956)
Class C ........................ (175,432) (417,636) (157,680) (332,363)
Class R6 ....................... (944,735) (1,675,618) (883,647) (1,502,586)
Advisor Class ................... (4,173,675) (7,985,026) (2,775,270) (4,836,268)
Total distributions to shareholders ..... (13,631,533) (25,503,847) (9,306,444) (17,363,499)
Capital share transactions: (Note 2 )
Class A ........................ 5,408,501 105,991,788 (753,317) (159,761)
Class A1 ....................... (11,185,074) (34,250,936) (9,958,651) (37,335,129)
Class C ........................ (1,355,083) (6,268,307) (2,073,455) (2,615,344)
Class R6 ....................... 5,669,760 302,435 4,891,011 557,554
Advisor Class ................... 305,816 (234,691) 12,690,283 8,632,021
Total capital share transactions ....... (1,156,080) 65,540,289 4,795,871 (30,920,659)
Net increase (decrease) in net
assets ..................... (26,506,865) 76,726,999 (15,143,253) (25,357,335)
Net assets:
Beginning of period ................ 837,047,147 760,320,148 585,863,903 611,221,238
End of period ..................... $810,540,282 $837,047,147 $570,720,650 $585,863,903

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Ohio Tax-Free Income Fund Franklin Oregon Tax-Free Income Fund
Six Months Ended
August 31, 2026
(unaudited)
Year Ended
February 28, 2026
Six Months Ended
August 31, 2026
(unaudited)
Year Ended
February 28, 2026
Increase (decrease) in net assets:
Operations:
Net investment income ............ $16,042,675 $32,519,106 $14,801,971 $28,611,109
Net realized gain (loss) ............ (871,483) (6,491,298) (3,052,650) (4,083,205)
Net change in unrealized appreciation
(depreciation) ................. (29,274,227) 11,138,583 (22,646,324) 7,415,822
Net increase (decrease) in net
assets resulting from operations . (14,103,035) 37,166,391 (10,897,003) 31,943,726
Distributions to shareholders:
Class A ........................ (4,266,843) (8,352,896) (3,887,480) (6,831,174)
Class A1 ....................... (7,641,350) (15,961,069) (7,092,898) (14,594,900)
Class C ........................ (314,254) (821,290) (165,313) (415,309)
Class R6 ....................... (429,823) (778,150) (571,207) (994,445)
Advisor Class ................... (3,464,535) (6,421,944) (3,202,801) (5,249,828)
Total distributions to shareholders ..... (16,116,805) (32,335,349) (14,919,699) (28,085,656)
Capital share transactions: (Note 2 )
Class A ........................ (7,626,590) (6,095,152) 6,328,944 4,820,335
Class A1 ....................... (18,954,751) (57,390,086) (34,522,323) (55,480,751)
Class C ........................ (3,279,235) (11,809,959) (1,931,684) (6,350,045)
Class R6 ....................... 6,726,482 (1,173,470) 1,541,049 1,373,474
Advisor Class ................... 7,176,294 (3,489,233) 20,454,922 12,012,035
Total capital share transactions ....... (15,957,800) (79,957,900) (8,129,092) (43,624,952)
Net increase (decrease) in net
assets ..................... (46,177,640) (75,126,858) (33,945,794) (39,766,882)
Net assets:
Beginning of period ................ 916,240,647 991,367,505 814,893,234 854,660,116
End of period ..................... $870,063,007 $916,240,647 $780,947,440 $814,893,234

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Pennsylvania Tax-Free Income Fund Franklin Virginia Tax-Free Income Fund
Six Months Ended
August 31, 2026
(unaudited)
Year Ended
February 28, 2026
Six Months Ended
August 31, 2026
(unaudited)
Year Ended
February 28, 2026
Increase (decrease) in net assets:
Operations:
Net investment income ............ $11,610,311 $23,785,832 $7,064,880 $13,936,436
Net realized gain (loss) ............ (76,482) (3,244,520) (49,074) (4,306,875)
Net change in unrealized appreciation
(depreciation) ................. (24,113,916) 5,472,904 (12,215,641) 3,720,338
Net increase (decrease) in net
assets resulting from operations . (12,580,087) 26,014,216 (5,199,835) 13,349,899
Distributions to shareholders:
Class A ........................ (2,444,501) (4,781,245) (1,236,679) (2,436,639)
Class A1 ....................... (6,031,012) (12,782,596) (2,591,062) (5,480,033)
Class C ........................ (195,366) (483,876) (55,494) (127,835)
Class R6 ....................... (196,253) (315,865) (772,233) (1,103,410)
Advisor Class ................... (2,581,503) (4,776,098) (2,455,783) (4,644,330)
Total distributions to shareholders ..... (11,448,635) (23,139,680) (7,111,251) (13,792,247)
Capital share transactions: (Note 2 )
Class A ........................ (454,629) (4,476,566) 8,659,702 (2,547,815)
Class A1 ....................... (19,184,606) (46,301,324) (8,412,056) (19,873,871)
Class C ........................ (2,192,507) (5,931,781) (263,203) (1,665,862)
Class R6 ....................... 1,558,014 1,912,165 10,562,865 18,692,355
Advisor Class ................... 3,160,876 11,300,178 4,845,433 942,554
Total capital share transactions ....... (17,112,852) (43,497,328) 15,392,741 (4,452,639)
Net increase (decrease) in net
assets ..................... (41,141,574) (40,622,792) 3,081,655 (4,894,987)
Net assets:
Beginning of period ................ 670,661,825 711,284,617 448,134,596 453,029,583
End of period ..................... $629,520,251 $670,661,825 $451,216,251 $448,134,596

Franklin Tax-Free Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Tax-Free Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of
twenty separate funds (Funds). The Funds follow the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC
946) and apply the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
classes of shares offered within each of the Funds are
indicated below. Class C shares automatically convert to
Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Class A, Class A1, Class R6 & Advisor Class
Franklin Federal Limited-Term Tax-Free Income Fund
Class A, Class A1, Class C, Class R6 & Advisor Class
Franklin Alabama Tax-Free Income Fund
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income Fund
Franklin Michigan Tax-Free Income Fund
Franklin Minnesota Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Ohio Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC)
securities are valued within the range of the most recent
quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according
to the broadest and most representative market. Certain
equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
Certain or all Funds may purchase securities on a when-
issued, forward commitment or delayed delivery basis, with
payment and delivery scheduled for a future date. These
transactions are subject to market fluctuations and are
subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds
will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date.
c. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of August 31, 2026, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). The Funds' federal and state income and federal
excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state
departments of revenue.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and
losses are recorded as an adjustment to interest income.
Dividends from net investment income are normally declared
daily; these dividends may be reinvested or paid monthly
to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Some municipal securities in the Funds are secured by
collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Alabama Tax-Free
Income Fund
Franklin Arizona Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2026
Shares sold
a
................................... 212,386 $2,149,209 2,055,459 $20,110,224
Shares issued in reinvestment of distributions .......... 60,435 610,773 332,481 3,237,132
Shares redeemed ............................... (382,500) (3,879,565) (1,874,364) (18,327,292)
Net increase (decrease) .......................... (109,679) $(1,119,583) 513,576 $5,020,064
Year ended February 28, 2026
Shares sold
a
................................... 478,372 $4,804,457 3,929,991 $37,898,354
Shares issued in reinvestment of distributions .......... 121,729 1,218,853 673,133 6,491,012
Shares redeemed ............................... (1,071,721) (10,773,286) (7,132,672) (68,775,920)
Net increase (decrease) .......................... (471,620) $(4,749,976) (2,529,548) $(24,386,554)
Class A1
1. Organization and Significant Accounting Policies
(continued)
e. Insurance
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Alabama Tax-Free
Income Fund
Franklin Arizona Tax-Free
Income Fund
Shares Amount Shares Amount
Class A1 Shares:
Six Months ended August 31, 2026
Shares sold ................................... 48,494 $494,322 683,418 $6,710,013
Shares issued in reinvestment of distributions .......... 132,379 1,335,883 393,578 3,826,559
Shares redeemed ............................... (702,687) (7,105,312) (2,072,481) (20,225,923)
Net increase (decrease) .......................... (521,814) $(5,275,107) (995,485) $(9,689,351)
Year ended February 28, 2026
Shares sold ................................... 257,731 $2,583,806 545,850 $5,243,598
Shares issued in reinvestment of distributions .......... 266,794 2,668,782 842,496 8,106,333
Shares redeemed ............................... (1,365,692) (13,625,701) (6,622,322) (63,859,432)
Net increase (decrease) .......................... (841,167) $(8,373,113) (5,233,976) $(50,509,501)
Class C
Class C Shares:
Six Months ended August 31, 2026
Shares sold ................................... 5,333 $54,425 68,752 $680,930
Shares issued in reinvestment of distributions .......... 2,513 25,715 18,761 185,586
Shares redeemed
a
.............................. (51,233) (526,167) (197,315) (1,957,245)
Net increase (decrease) .......................... (43,387) $(446,027) (109,802) $(1,090,729)
Year ended February 28, 2026
Shares sold ................................... 12,256 $124,462 175,197 $1,716,685
Shares issued in reinvestment of distributions .......... 6,189 62,659 42,612 417,022
Shares redeemed
a
.............................. (131,927) (1,337,462) (605,738) (5,944,747)
Net increase (decrease) .......................... (113,482) $(1,150,341) (387,929) $(3,811,040)
Class R6
Class R6 Shares:
Six Months ended August 31, 2026
Shares sold ................................... 98,892 $1,001,489 337,281 $3,305,117
Shares issued in reinvestment of distributions .......... 2,921 29,494 43,503 424,299
Shares redeemed ............................... (41,107) (417,347) (260,788) (2,552,686)
Net increase (decrease) .......................... 60,706 $613,636 119,996 $1,176,730
Year ended February 28, 2026
Shares sold ................................... 212,597 $2,152,335 644,529 $6,187,895
Shares issued in reinvestment of distributions .......... 5,044 50,522 83,998 810,941
Shares redeemed ............................... (93,138) (926,981) (911,965) (8,762,994)
Net increase (decrease) .......................... 124,503 $1,275,876 (183,438) $(1,764,158)
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
NII distributions - ensure per share amount per class is reasonable based on class specific expenses
Franklin Alabama Tax-Free
Income Fund
Franklin Arizona Tax-Free
Income Fund
Shares Amount Shares Amount
Advisor Class Shares:
Six Months ended August 31, 2026
Shares sold ................................... 1,040,049 $10,537,312 1,462,925 $14,308,517
Shares issued in reinvestment of distributions .......... 42,814 431,993 186,170 1,815,158
Shares redeemed ............................... (306,737) (3,098,290) (1,491,888) (14,565,515)
Net increase (decrease) .......................... 776,126 $7,871,015 157,207 $1,558,160
Year ended February 28, 2026
Shares sold ................................... 1,249,676 $12,504,569 3,650,648 $35,110,082
Shares issued in reinvestment of distributions .......... 67,222 673,231 377,712 3,644,896
Shares redeemed ............................... (788,099) (7,913,798) (5,233,661) (50,330,367)
Net increase (decrease) .......................... 528,799 $5,264,002 (1,205,301) $(11,575,389)
Franklin Colorado Tax-Free
Income Fund
Franklin Connecticut Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2026
Shares sold
a
................................... 1,358,793 $14,335,403 480,825 $4,397,008
Shares issued in reinvestment of distributions .......... 183,718 1,928,629 41,529 378,067
Shares redeemed ............................... (1,490,629) (15,707,540) (349,074) (3,182,803)
Net increase (decrease) .......................... 51,882 $556,492 173,280 $1,592,272
Year ended February 28, 2026
Shares sold
a
................................... 2,774,805 $28,861,537 678,820 $6,106,022
Shares issued in reinvestment of distributions .......... 351,946 3,650,274 79,544 714,563
Shares redeemed ............................... (3,302,140) (34,241,135) (789,919) (7,003,425)
Net increase (decrease) .......................... (175,389) $(1,729,324) (31,555) $(182,840)
Class A1
Class A1 Shares:
Six Months ended August 31, 2026
Shares sold ................................... 219,859 $2,316,424 25,403 $232,418
Shares issued in reinvestment of distributions .......... 296,013 3,105,775 96,991 882,067
Shares redeemed ............................... (1,612,837) (16,950,685) (707,240) (6,417,798)
Net increase (decrease) .......................... (1,096,965) $(11,528,486) (584,846) $(5,303,313)
Year ended February 28, 2026
Shares sold ................................... 388,445 $4,015,584 77,359 $686,996
Shares issued in reinvestment of distributions .......... 629,031 6,516,630 202,509 1,816,596
Shares redeemed ............................... (3,502,186) (36,390,862) (1,104,429) (9,938,533)
Net increase (decrease) .......................... (2,484,710) $(25,858,648) (824,561) $(7,434,941)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Colorado Tax-Free
Income Fund
Franklin Connecticut Tax-Free
Income Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended August 31, 2026
Shares sold ................................... 16,308 $174,022 13,805 $127,528
Shares issued in reinvestment of distributions .......... 9,668 102,710 3,318 30,420
Shares redeemed
a
.............................. (123,353) (1,314,234) (59,394) (545,201)
Net increase (decrease) .......................... (97,377) $(1,037,502) (42,271) $(387,253)
Year ended February 28, 2026
Shares sold ................................... 282,003 $2,938,951 69,697 $642,166
Shares issued in reinvestment of distributions .......... 24,988 261,868 5,911 53,472
Shares redeemed
a
.............................. (694,355) (7,295,121) (86,424) (772,729)
Net increase (decrease) .......................... (387,364) $(4,094,302) (10,816) $(77,091)
Class R6
Class R6 Shares:
Six Months ended August 31, 2026
Shares sold ................................... 404,277 $4,252,810 502,874 $4,553,237
Shares issued in reinvestment of distributions .......... 31,912 335,007 1,606 14,604
Shares redeemed ............................... (296,692) (3,110,413) (225,727) (2,046,487)
Net increase (decrease) .......................... 139,497 $1,477,404 278,753 $2,521,354
Year ended February 28, 2026
Shares sold ................................... 1,569,597 $16,144,158 543,994 $4,850,314
Shares issued in reinvestment of distributions .......... 52,967 549,449 2,833 25,446
Shares redeemed ............................... (766,647) (7,918,551) (138,782) (1,216,281)
Net increase (decrease) .......................... 855,917 $8,775,056 408,045 $3,659,479
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2026
Shares sold ................................... 2,294,254 $24,134,204 828,168 $7,552,272
Shares issued in reinvestment of distributions .......... 224,286 2,352,990 67,751 615,696
Shares redeemed ............................... (2,013,359) (21,184,164) (489,907) (4,459,940)
Net increase (decrease) .......................... 505,181 $5,303,030 406,012 $3,708,028
Year ended February 28, 2026
Shares sold ................................... 4,164,815 $43,196,687 1,857,732 $16,552,740
Shares issued in reinvestment of distributions .......... 410,361 4,253,504 109,272 981,285
Shares redeemed ............................... (3,903,610) (40,190,111) (788,362) (7,050,356)
Net increase (decrease) .......................... 671,566 $7,260,080 1,178,642 $10,483,669
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Federal Intermediate-
Term Tax-Free Income Fund
Franklin Federal Limited-Term
Tax-Free Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2026
Shares sold
a
................................... 2,809,412 $31,926,686 1,771,039 $18,379,559
Shares issued in reinvestment of distributions .......... 927,282 10,505,126 413,419 4,284,328
Shares redeemed ............................... (5,417,631) (61,555,826) (3,705,226) (38,451,769)
Net increase (decrease) .......................... (1,680,937) $(19,124,014) (1,520,768) $(15,787,882)
Year ended February 28, 2026
Shares sold
a
................................... 11,721,754 $132,152,473 7,637,184 $78,916,915
Shares issued in reinvestment of distributions .......... 1,765,993 19,926,148 830,239 8,596,410
Shares redeemed ............................... (13,299,429) (149,587,196) (8,649,136) (89,439,332)
Net increase (decrease) .......................... 188,318 $2,491,425 (181,713) $(1,926,007)
Class A1
Class A1 Shares:
Six Months ended August 31, 2026
Shares sold ................................... 434,768 $4,943,131 200,993 $2,087,633
Shares issued in reinvestment of distributions .......... 750,454 8,493,430 236,885 2,457,246
Shares redeemed ............................... (4,001,416) (45,404,299) (1,536,164) (15,958,678)
Net increase (decrease) .......................... (2,816,194) $(31,967,738) (1,098,286) $(11,413,799)
Year ended February 28, 2026
Shares sold ................................... 1,664,043 $18,739,772 588,486 $6,098,388
Shares issued in reinvestment of distributions .......... 1,596,462 17,976,882 508,482 5,268,517
Shares redeemed ............................... (11,661,751) (131,143,128) (3,748,540) (38,809,201)
Net increase (decrease) .......................... (8,401,246) $(94,426,474) (2,651,572) $(27,442,296)
Class C
Class C Shares:
Six Months ended August 31, 2026
Shares sold ................................... 41,209 $470,398 — $—
Shares issued in reinvestment of distributions .......... 17,616 200,002 — —
Shares redeemed
a
.............................. (215,581) (2,457,000) — —
Net increase (decrease) .......................... (156,756) $(1,786,600) — $—
Year ended February 28, 2026
Shares sold ................................... 211,989 $2,399,352 — $—
Shares issued in reinvestment of distributions .......... 40,651 458,877 — —
Shares redeemed
a
.............................. (783,633) (8,798,562) — —
Net increase (decrease) .......................... (530,993) $(5,940,333) — $—
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Federal Intermediate-
Term Tax-Free Income Fund
Franklin Federal Limited-Term
Tax-Free Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended August 31, 2026
Shares sold ................................... 1,261,783 $14,335,648 640,795 $6,652,876
Shares issued in reinvestment of distributions .......... 145,743 1,653,661 83,634 866,688
Shares redeemed ............................... (902,743) (10,270,637) (535,941) (5,561,943)
Net increase (decrease) .......................... 504,783 $5,718,672 188,488 $1,957,621
Year ended February 28, 2026
Shares sold ................................... 2,695,752 $30,436,761 1,132,419 $11,708,219
Shares issued in reinvestment of distributions .......... 269,751 3,046,978 158,592 1,642,170
Shares redeemed ............................... (3,076,828) (34,635,422) (1,396,961) (14,426,977)
Net increase (decrease) .......................... (111,325) $(1,151,683) (105,950) $(1,076,588)
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2026
Shares sold ................................... 7,037,621 $80,025,188 2,846,321 $29,567,311
Shares issued in reinvestment of distributions .......... 792,930 8,995,117 146,318 1,517,318
Shares redeemed ............................... (4,990,700) (56,813,411) (2,257,367) (23,442,688)
Net increase (decrease) .......................... 2,839,851 $32,206,894 735,272 $7,641,941
Year ended February 28, 2026
Shares sold ................................... 12,855,938 $144,924,568 5,384,241 $55,749,425
Shares issued in reinvestment of distributions .......... 1,486,946 16,797,823 271,684 2,815,588
Shares redeemed ............................... (13,010,318) (146,578,798) (3,521,254) (36,495,570)
Net increase (decrease) .......................... 1,332,566 $15,143,593 2,134,671 $22,069,443
Franklin Georgia Tax-Free
Income Fund
Franklin High Yield Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2026
Shares sold
a
................................... 434,697 $4,597,274 16,774,269 $149,290,502
Shares issued in reinvestment of distributions .......... 87,859 929,019 3,917,837 34,747,601
Shares redeemed ............................... (576,399) (6,090,197) (15,946,416) (141,731,975)
Net increase (decrease) .......................... (53,843) $(563,904) 4,745,690 $42,306,128
Year ended February 28, 2026
Shares sold
a
................................... 944,502 $9,904,217 40,527,420 $356,295,840
Shares issued in reinvestment of distributions .......... 177,353 1,855,399 7,614,548 66,880,894
Shares redeemed ............................... (1,739,804) (18,259,070) (41,501,818) (363,809,068)
Net increase (decrease) .......................... (617,949) $(6,499,454) 6,640,150 $59,367,666
Class A1
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Georgia Tax-Free
Income Fund
Franklin High Yield Tax-Free
Income Fund
Shares Amount Shares Amount
Class A1 Shares:
Six Months ended August 31, 2026
Shares sold ................................... 100,519 $1,073,093 2,748,305 $24,259,093
Shares issued in reinvestment of distributions .......... 175,185 1,852,242 4,423,081 39,210,190
Shares redeemed ............................... (920,125) (9,752,471) (15,382,081) (136,684,722)
Net increase (decrease) .......................... (644,421) $(6,827,136) (8,210,695) $(73,215,439)
Year ended February 28, 2026
Shares sold ................................... 279,205 $2,948,487 6,037,163 $53,065,466
Shares issued in reinvestment of distributions .......... 369,256 3,860,014 9,634,169 84,529,158
Shares redeemed ............................... (2,609,489) (27,279,692) (38,636,346) (338,871,034)
Net increase (decrease) .......................... (1,961,028) $(20,471,191) (22,965,014) $(201,276,410)
Class C
Class C Shares:
Six Months ended August 31, 2026
Shares sold ................................... 52,867 $569,701 659,947 $5,992,968
Shares issued in reinvestment of distributions .......... 8,125 87,221 194,842 1,761,735
Shares redeemed
a
.............................. (144,009) (1,548,478) (1,652,732) (15,002,737)
Net increase (decrease) .......................... (83,017) $(891,556) (797,943) $(7,248,034)
Year ended February 28, 2026
Shares sold ................................... 92,891 $987,810 1,611,418 $14,455,016
Shares issued in reinvestment of distributions .......... 19,004 201,528 446,985 3,999,353
Shares redeemed
a
.............................. (347,423) (3,678,314) (4,273,544) (38,210,531)
Net increase (decrease) .......................... (235,528) $(2,488,976) (2,215,141) $(19,756,162)
Class R6
Class R6 Shares:
Six Months ended August 31, 2026
Shares sold ................................... 295,725 $3,133,006 3,006,662 $26,855,495
Shares issued in reinvestment of distributions .......... 8,834 93,435 469,020 4,177,774
Shares redeemed ............................... (118,758) (1,256,097) (3,971,450) (35,554,582)
Net increase (decrease) .......................... 185,801 $1,970,344 (495,768) $(4,521,313)
Year ended February 28, 2026
Shares sold ................................... 647,615 $6,809,513 10,689,226 $94,140,154
Shares issued in reinvestment of distributions .......... 17,169 179,611 919,778 8,110,353
Shares redeemed ............................... (368,140) (3,859,711) (8,395,948) (73,491,627)
Net increase (decrease) .......................... 296,644 $3,129,413 3,213,056 $28,758,880
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Georgia Tax-Free
Income Fund
Franklin High Yield Tax-Free
Income Fund
Shares Amount Shares Amount
Advisor Class Shares:
Six Months ended August 31, 2026
Shares sold ................................... 668,246 $7,087,493 14,278,923 $127,394,512
Shares issued in reinvestment of distributions .......... 71,909 760,729 1,955,166 17,402,645
Shares redeemed ............................... (440,212) (4,662,577) (15,544,297) (138,551,928)
Net increase (decrease) .......................... 299,943 $3,185,645 689,792 $6,245,229
Year ended February 28, 2026
Shares sold ................................... 1,028,732 $10,687,211 27,217,259 $240,086,634
Shares issued in reinvestment of distributions .......... 138,802 1,452,137 3,881,786 34,230,393
Shares redeemed ............................... (1,396,186) (14,549,797) (29,552,885) (260,335,146)
Net increase (decrease) .......................... (228,652) $(2,410,449) 1,546,160 $13,981,881
Franklin Louisiana Tax-Free
Income Fund
Franklin Maryland Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2026
Shares sold
a
................................... 210,606 $2,123,559 479,288 $4,679,469
Shares issued in reinvestment of distributions .......... 72,571 729,484 137,212 1,336,117
Shares redeemed ............................... (544,278) (5,489,402) (1,214,635) (11,890,704)
Net increase (decrease) .......................... (261,101) $(2,636,359) (598,135) $(5,875,118)
Year ended February 28, 2026
Shares sold
a
................................... 711,370 $7,066,827 1,234,267 $11,932,354
Shares issued in reinvestment of distributions .......... 149,374 1,488,633 292,970 2,830,156
Shares redeemed ............................... (1,299,471) (12,911,144) (2,322,976) (22,325,273)
Net increase (decrease) .......................... (438,727) $(4,355,684) (795,739) $(7,562,763)
Class A1
Class A1 Shares:
Six Months ended August 31, 2026
Shares sold ................................... 58,846 $594,168 128,838 $1,264,365
Shares issued in reinvestment of distributions .......... 176,122 1,768,902 179,416 1,747,153
Shares redeemed ............................... (897,466) (9,027,392) (859,620) (8,379,188)
Net increase (decrease) .......................... (662,498) $(6,664,322) (551,366) $(5,367,670)
Year ended February 28, 2026
Shares sold ................................... 123,693 $1,225,386 183,753 $1,783,388
Shares issued in reinvestment of distributions .......... 379,104 3,775,777 380,974 3,682,205
Shares redeemed ............................... (2,252,884) (22,404,875) (2,589,180) (25,037,092)
Net increase (decrease) .......................... (1,750,087) $(17,403,712) (2,024,453) $(19,571,499)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Louisiana Tax-Free
Income Fund
Franklin Maryland Tax-Free
Income Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended August 31, 2026
Shares sold ................................... 44,036 $451,476 23,103 $229,769
Shares issued in reinvestment of distributions .......... 5,279 53,913 10,706 106,431
Shares redeemed
a
.............................. (77,892) (799,850) (109,407) (1,088,765)
Net increase (decrease) .......................... (28,577) $(294,461) (75,598) $(752,565)
Year ended February 28, 2026
Shares sold ................................... 27,784 $281,297 78,550 $773,760
Shares issued in reinvestment of distributions .......... 13,921 140,757 23,308 229,978
Shares redeemed
a
.............................. (326,371) (3,287,330) (237,984) (2,339,630)
Net increase (decrease) .......................... (284,666) $(2,865,276) (136,126) $(1,335,892)
Class R6
Class R6 Shares:
Six Months ended August 31, 2026
Shares sold ................................... 63,430 $639,429 1,091,176 $10,603,269
Shares issued in reinvestment of distributions .......... 10,679 107,328 18,162 177,143
Shares redeemed ............................... (99,650) (1,003,644) (761,584) (7,409,540)
Net increase (decrease) .......................... (25,541) $(256,887) 347,754 $3,370,872
Year ended February 28, 2026
Shares sold ................................... 247,811 $2,477,597 1,736,072 $16,597,474
Shares issued in reinvestment of distributions .......... 22,804 227,071 40,669 393,776
Shares redeemed ............................... (459,549) (4,559,338) (651,042) (6,280,305)
Net increase (decrease) .......................... (188,934) $(1,854,670) 1,125,699 $10,710,945
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2026
Shares sold ................................... 379,849 $3,823,445 1,183,135 $11,553,475
Shares issued in reinvestment of distributions .......... 57,144 574,385 147,313 1,435,940
Shares redeemed ............................... (391,669) (3,940,885) (596,474) (5,827,873)
Net increase (decrease) .......................... 45,324 $456,945 733,974 $7,161,542
Year ended February 28, 2026
Shares sold ................................... 1,080,493 $10,740,421 2,411,072 $23,194,958
Shares issued in reinvestment of distributions .......... 113,293 1,129,465 268,979 2,603,550
Shares redeemed ............................... (1,338,197) (13,308,334) (2,537,150) (24,382,256)
Net increase (decrease) .......................... (144,411) $(1,438,448) 142,901 $1,416,252
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Massachusetts Tax-Free
Income Fund
Franklin Michigan Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2026
Shares sold
a
................................... 265,365 $2,783,866 1,042,304 $10,895,663
Shares issued in reinvestment of distributions .......... 60,760 635,532 178,247 1,856,367
Shares redeemed ............................... (259,623) (2,721,058) (946,212) (9,881,927)
Net increase (decrease) .......................... 66,502 $698,340 274,339 $2,870,103
Year ended February 28, 2026
Shares sold
a
................................... 1,066,527 $11,078,891 1,894,053 $19,582,051
Shares issued in reinvestment of distributions .......... 111,532 1,156,711 344,880 3,562,834
Shares redeemed ............................... (1,149,404) (11,911,495) (2,962,323) (30,600,107)
Net increase (decrease) .......................... 28,655 $324,107 (723,390) $(7,455,222)
Class A1
Class A1 Shares:
Six Months ended August 31, 2026
Shares sold ................................... 44,438 $465,147 241,980 $2,520,495
Shares issued in reinvestment of distributions .......... 142,956 1,493,983 548,340 5,704,179
Shares redeemed ............................... (780,534) (8,166,749) (3,139,753) (32,735,668)
Net increase (decrease) .......................... (593,140) $(6,207,619) (2,349,433) $(24,510,994)
Year ended February 28, 2026
Shares sold ................................... 117,953 $1,227,236 744,401 $7,707,404
Shares issued in reinvestment of distributions .......... 295,738 3,063,193 1,134,307 11,702,087
Shares redeemed ............................... (1,876,211) (19,439,542) (5,856,734) (60,479,449)
Net increase (decrease) .......................... (1,462,520) $(15,149,113) (3,978,026) $(41,069,958)
Class C
Class C Shares:
Six Months ended August 31, 2026
Shares sold ................................... 17,314 $184,363 35,759 $379,154
Shares issued in reinvestment of distributions .......... 3,429 36,278 15,757 166,621
Shares redeemed
a
.............................. (43,318) (458,908) (164,434) (1,746,281)
Net increase (decrease) .......................... (22,575) $(238,267) (112,918) $(1,200,506)
Year ended February 28, 2026
Shares sold ................................... 37,076 $383,990 188,243 $1,989,747
Shares issued in reinvestment of distributions .......... 8,800 92,192 33,340 349,443
Shares redeemed
a
.............................. (215,673) (2,260,947) (495,374) (5,186,096)
Net increase (decrease) .......................... (169,797) $(1,784,765) (273,791) $(2,846,906)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Massachusetts Tax-Free
Income Fund
Franklin Michigan Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended August 31, 2026
Shares sold ................................... 577,981 $6,040,673 274,690 $2,877,154
Shares issued in reinvestment of distributions .......... 3,698 38,684 19,894 207,784
Shares redeemed ............................... (230,805) (2,416,816) (448,975) (4,670,821)
Net increase (decrease) .......................... 350,874 $3,662,541 (154,391) $(1,585,883)
Year ended February 28, 2026
Shares sold ................................... 2,108,993 $21,271,197 1,860,176 $19,255,064
Shares issued in reinvestment of distributions .......... 7,434 77,100 36,532 378,566
Shares redeemed ............................... (514,994) (5,320,353) (838,158) (8,606,551)
Net increase (decrease) .......................... 1,601,433 $16,027,944 1,058,550 $11,027,079
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2026
Shares sold ................................... 1,431,200 $15,021,999 3,992,993 $41,760,198
Shares issued in reinvestment of distributions .......... 229,171 2,395,124 175,041 1,826,701
Shares redeemed ............................... (1,317,202) (13,793,694) (1,123,222) (11,749,920)
Net increase (decrease) .......................... 343,169 $3,623,429 3,044,812 $31,836,979
Year ended February 28, 2026
Shares sold ................................... 4,050,445 $41,725,794 3,515,363 $36,243,940
Shares issued in reinvestment of distributions .......... 428,522 4,441,514 304,488 3,153,238
Shares redeemed ............................... (3,466,340) (35,875,526) (2,732,510) (28,098,552)
Net increase (decrease) .......................... 1,012,627 $10,291,782 1,087,341 $11,298,626
Franklin Minnesota Tax-Free
Income Fund
Franklin Missouri Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2026
Shares sold
a
................................... 1,031,594 $11,535,294 1,322,511 $13,726,726
Shares issued in reinvestment of distributions .......... 239,822 2,673,834 322,950 3,344,065
Shares redeemed ............................... (1,311,124) (14,648,365) (1,732,256) (17,967,362)
Net increase (decrease) .......................... (39,708) $(439,237) (86,795) $(896,571)
Year ended February 28, 2026
Shares sold
a
................................... 2,607,398 $28,879,255 4,834,743 $49,544,738
Shares issued in reinvestment of distributions .......... 465,859 5,160,787 595,714 6,096,805
Shares redeemed ............................... (3,505,485) (38,697,149) (4,539,065) (46,247,223)
Net increase (decrease) .......................... (432,228) $(4,657,107) 891,392 $9,394,320
Class A1
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Minnesota Tax-Free
Income Fund
Franklin Missouri Tax-Free
Income Fund
Shares Amount Shares Amount
Class A1 Shares:
Six Months ended August 31, 2026
Shares sold ................................... 85,504 $959,718 294,242 $3,054,126
Shares issued in reinvestment of distributions .......... 317,581 3,540,784 487,867 5,047,863
Shares redeemed ............................... (1,690,854) (18,935,541) (1,985,614) (20,606,383)
Net increase (decrease) .......................... (1,287,769) $(14,435,039) (1,203,505) $(12,504,394)
Year ended February 28, 2026
Shares sold ................................... 650,635 $7,252,685 731,518 $7,519,630
Shares issued in reinvestment of distributions .......... 717,377 7,936,459 1,047,846 10,706,096
Shares redeemed ............................... (6,080,331) (67,465,793) (6,505,855) (66,439,508)
Net increase (decrease) .......................... (4,712,319) $(52,276,649) (4,726,491) $(48,213,782)
Class C
Class C Shares:
Six Months ended August 31, 2026
Shares sold ................................... 80,152 $908,127 60,713 $638,395
Shares issued in reinvestment of distributions .......... 23,610 266,315 13,837 144,707
Shares redeemed
a
.............................. (289,029) (3,265,716) (206,624) (2,168,845)
Net increase (decrease) .......................... (185,267) $(2,091,274) (132,074) $(1,385,743)
Year ended February 28, 2026
Shares sold ................................... 132,697 $1,497,931 68,350 $706,626
Shares issued in reinvestment of distributions .......... 53,696 600,725 35,229 363,369
Shares redeemed
a
.............................. (705,815) (7,872,844) (564,716) (5,830,551)
Net increase (decrease) .......................... (519,422) $(5,774,188) (461,137) $(4,760,556)
Class R6
Class R6 Shares:
Six Months ended August 31, 2026
Shares sold ................................... 218,862 $2,454,154 742,589 $7,724,473
Shares issued in reinvestment of distributions .......... 30,277 338,121 72,636 752,126
Shares redeemed ............................... (175,904) (1,966,551) (426,303) (4,410,678)
Net increase (decrease) .......................... 73,235 $825,724 388,922 $4,065,921
Year ended February 28, 2026
Shares sold ................................... 494,498 $5,484,872 1,754,015 $18,022,554
Shares issued in reinvestment of distributions .......... 53,425 592,891 105,333 1,079,578
Shares redeemed ............................... (764,827) (8,356,047) (1,064,546) (10,809,962)
Net increase (decrease) .......................... (216,904) $(2,278,284) 794,802 $8,292,170
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Minnesota Tax-Free
Income Fund
Franklin Missouri Tax-Free
Income Fund
Shares Amount Shares Amount
Advisor Class Shares:
Six Months ended August 31, 2026
Shares sold ................................... 1,822,764 $20,442,784 832,309 $8,646,138
Shares issued in reinvestment of distributions .......... 232,462 2,594,961 122,965 1,273,206
Shares redeemed ............................... (2,623,576) (29,217,805) (708,928) (7,350,882)
Net increase (decrease) .......................... (568,350) $(6,180,060) 246,346 $2,568,462
Year ended February 28, 2026
Shares sold ................................... 5,408,719 $59,764,624 2,345,118 $23,817,783
Shares issued in reinvestment of distributions .......... 431,714 4,791,638 235,875 2,413,548
Shares redeemed ............................... (4,252,566) (46,764,083) (2,429,693) (24,740,827)
Net increase (decrease) .......................... 1,587,867 $17,792,179 151,300 $1,490,504
Franklin New Jersey Tax-Free
Income Fund
Franklin North Carolina Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2026
Shares sold
a
................................... 1,681,008 $17,350,746 992,314 $10,437,202
Shares issued in reinvestment of distributions .......... 371,783 3,823,064 179,946 1,884,296
Shares redeemed ............................... (1,529,610) (15,765,309) (1,247,337) (13,074,815)
Net increase (decrease) .......................... 523,181 $5,408,501 (75,077) $(753,317)
Year ended February 28, 2026
Shares sold
a
................................... 13,192,843 $132,153,174 2,423,269 $25,195,425
Shares issued in reinvestment of distributions .......... 595,280 6,074,044 330,468 3,417,642
Shares redeemed ............................... (3,159,929) (32,235,430) (2,798,243) (28,772,828)
Net increase (decrease) .......................... 10,628,194 $105,991,788 (44,506) $(159,761)
Class A1
Class A1 Shares:
Six Months ended August 31, 2026
Shares sold ................................... 148,208 $1,526,004 77,493 $811,962
Shares issued in reinvestment of distributions .......... 347,448 3,569,088 310,128 3,247,570
Shares redeemed ............................... (1,582,024) (16,280,166) (1,336,739) (14,018,183)
Net increase (decrease) .......................... (1,086,368) $(11,185,074) (949,118) $(9,958,651)
Year ended February 28, 2026
Shares sold ................................... 559,059 $5,703,459 483,283 $4,983,123
Shares issued in reinvestment of distributions .......... 735,407 7,467,963 638,788 6,599,403
Shares redeemed ............................... (4,674,607) (47,422,358) (4,726,449) (48,917,655)
Net increase (decrease) .......................... (3,380,141) $(34,250,936) (3,604,378) $(37,335,129)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin New Jersey Tax-Free
Income Fund
Franklin North Carolina Tax-Free
Income Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended August 31, 2026
Shares sold ................................... 165,833 $1,737,823 22,021 $236,571
Shares issued in reinvestment of distributions .......... 15,966 166,258 14,289 152,081
Shares redeemed
a
.............................. (311,852) (3,259,164) (230,796) (2,462,107)
Net increase (decrease) .......................... (130,053) $(1,355,083) (194,486) $(2,073,455)
Year ended February 28, 2026
Shares sold ................................... 302,158 $3,141,282 166,289 $1,759,174
Shares issued in reinvestment of distributions .......... 38,260 393,493 30,320 318,351
Shares redeemed
a
.............................. (952,808) (9,803,082) (448,766) (4,692,869)
Net increase (decrease) .......................... (612,390) $(6,268,307) (252,157) $(2,615,344)
Class R6
Class R6 Shares:
Six Months ended August 31, 2026
Shares sold ................................... 728,248 $7,501,919 764,301 $8,020,424
Shares issued in reinvestment of distributions .......... 81,589 838,920 19,427 203,245
Shares redeemed ............................... (259,571) (2,671,079) (317,870) (3,332,658)
Net increase (decrease) .......................... 550,266 $5,669,760 465,858 $4,891,011
Year ended February 28, 2026
Shares sold ................................... 1,774,451 $17,908,090 1,772,955 $18,281,136
Shares issued in reinvestment of distributions .......... 149,948 1,525,642 36,082 372,791
Shares redeemed ............................... (1,886,381) (19,131,297) (1,777,481) (18,096,373)
Net increase (decrease) .......................... 38,018 $302,435 31,556 $557,554
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2026
Shares sold ................................... 1,900,168 $19,603,939 2,555,660 $26,876,013
Shares issued in reinvestment of distributions .......... 383,680 3,944,905 258,106 2,702,299
Shares redeemed ............................... (2,254,916) (23,243,028) (1,608,680) (16,888,029)
Net increase (decrease) .......................... 28,932 $305,816 1,205,086 $12,690,283
Year ended February 28, 2026
Shares sold ................................... 6,238,686 $62,834,190 4,448,298 $45,802,323
Shares issued in reinvestment of distributions .......... 756,033 7,688,669 455,716 4,713,328
Shares redeemed ............................... (7,008,104) (70,757,550) (4,088,682) (41,883,630)
Net increase (decrease) .......................... (13,385) $(234,691) 815,332 $8,632,021
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Ohio Tax-Free Income
Fund
Franklin Oregon Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2026
Shares sold
a
................................... 1,377,409 $15,761,645 2,457,080 $25,610,195
Shares issued in reinvestment of distributions .......... 351,570 4,001,938 353,990 3,679,446
Shares redeemed ............................... (2,393,963) (27,390,173) (2,204,657) (22,960,697)
Net increase (decrease) .......................... (664,984) $(7,626,590) 606,413 $6,328,944
Year ended February 28, 2026
Shares sold
a
................................... 3,136,048 $35,355,877 4,699,755 $48,555,020
Shares issued in reinvestment of distributions .......... 696,952 7,856,639 632,506 6,515,356
Shares redeemed ............................... (4,391,561) (49,307,668) (4,886,568) (50,250,041)
Net increase (decrease) .......................... (558,561) $(6,095,152) 445,693 $4,820,335
Class A1
Class A1 Shares:
Six Months ended August 31, 2026
Shares sold ................................... 469,338 $5,352,363 364,501 $3,788,380
Shares issued in reinvestment of distributions .......... 618,649 7,038,317 633,089 6,576,158
Shares redeemed ............................... (2,745,718) (31,345,431) (4,311,559) (44,886,861)
Net increase (decrease) .......................... (1,657,731) $(18,954,751) (3,313,969) $(34,522,323)
Year ended February 28, 2026
Shares sold ................................... 746,295 $8,424,914 1,396,371 $14,378,604
Shares issued in reinvestment of distributions .......... 1,310,329 14,754,513 1,323,078 13,609,577
Shares redeemed ............................... (7,159,430) (80,569,513) (8,099,364) (83,468,932)
Net increase (decrease) .......................... (5,102,806) $(57,390,086) (5,379,915) $(55,480,751)
Class C
Class C Shares:
Six Months ended August 31, 2026
Shares sold ................................... 80,121 $930,386 40,732 $431,397
Shares issued in reinvestment of distributions .......... 26,357 304,093 15,008 158,385
Shares redeemed
a
.............................. (390,021) (4,513,714) (238,516) (2,521,466)
Net increase (decrease) .......................... (283,543) $(3,279,235) (182,776) $(1,931,684)
Year ended February 28, 2026
Shares sold ................................... 107,891 $1,228,879 113,643 $1,180,224
Shares issued in reinvestment of distributions .......... 69,365 791,240 38,396 400,753
Shares redeemed
a
.............................. (1,211,167) (13,830,078) (761,663) (7,931,022)
Net increase (decrease) .......................... (1,033,911) $(11,809,959) (609,624) $(6,350,045)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Ohio Tax-Free Income
Fund
Franklin Oregon Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended August 31, 2026
Shares sold ................................... 750,813 $8,523,210 658,572 $6,865,953
Shares issued in reinvestment of distributions .......... 36,067 410,608 48,861 507,780
Shares redeemed ............................... (193,473) (2,207,336) (561,749) (5,832,684)
Net increase (decrease) .......................... 593,407 $6,726,482 145,684 $1,541,049
Year ended February 28, 2026
Shares sold ................................... 635,411 $7,165,777 1,468,966 $15,053,804
Shares issued in reinvestment of distributions .......... 67,243 758,389 86,183 887,663
Shares redeemed ............................... (811,301) (9,097,636) (1,423,996) (14,567,993)
Net increase (decrease) .......................... (108,647) $(1,173,470) 131,153 $1,373,474
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2026
Shares sold ................................... 2,358,411 $27,003,139 3,188,872 $33,291,823
Shares issued in reinvestment of distributions .......... 287,583 3,274,533 299,860 3,117,893
Shares redeemed ............................... (2,027,616) (23,101,378) (1,532,459) (15,954,794)
Net increase (decrease) .......................... 618,378 $7,176,294 1,956,273 $20,454,922
Year ended February 28, 2026
Shares sold ................................... 3,884,211 $43,489,309 5,301,474 $54,456,579
Shares issued in reinvestment of distributions .......... 538,368 6,072,695 497,240 5,126,768
Shares redeemed ............................... (4,716,777) (53,051,237) (4,647,981) (47,571,312)
Net increase (decrease) .......................... (294,198) $(3,489,233) 1,150,733 $12,012,035
Franklin Pennsylvania Tax-Free
Income Fund
Franklin Virginia Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2026
Shares sold
a
................................... 901,693 $7,908,557 1,327,949 $13,060,746
Shares issued in reinvestment of distributions .......... 250,382 2,187,165 105,010 1,036,071
Shares redeemed ............................... (1,205,646) (10,550,351) (550,106) (5,437,115)
Net increase (decrease) .......................... (53,571) $(454,629) 882,853 $8,659,702
Year ended February 28, 2026
Shares sold
a
................................... 1,887,684 $16,366,871 1,296,805 $12,671,675
Shares issued in reinvestment of distributions .......... 497,062 4,299,719 211,299 2,062,755
Shares redeemed ............................... (2,908,821) (25,143,156) (1,773,176) (17,282,245)
Net increase (decrease) .......................... (524,075) $(4,476,566) (265,072) $(2,547,815)
Class A1
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Pennsylvania Tax-Free
Income Fund
Franklin Virginia Tax-Free
Income Fund
Shares Amount Shares Amount
Class A1 Shares:
Six Months ended August 31, 2026
Shares sold ................................... 162,963 $1,429,218 42,235 $417,842
Shares issued in reinvestment of distributions .......... 594,165 5,188,599 228,136 2,251,209
Shares redeemed ............................... (2,945,503) (25,802,423) (1,120,286) (11,081,107)
Net increase (decrease) .......................... (2,188,375) $(19,184,606) (849,915) $(8,412,056)
Year ended February 28, 2026
Shares sold ................................... 956,186 $8,319,646 436,322 $4,249,106
Shares issued in reinvestment of distributions .......... 1,281,532 11,079,219 497,280 4,852,077
Shares redeemed ............................... (7,588,660) (65,700,189) (2,968,662) (28,975,054)
Net increase (decrease) .......................... (5,350,942) $(46,301,324) (2,035,060) $(19,873,871)
Class C
Class C Shares:
Six Months ended August 31, 2026
Shares sold ................................... 52,776 $467,740 18,015 $181,756
Shares issued in reinvestment of distributions .......... 21,029 186,178 5,458 54,794
Shares redeemed
a
.............................. (320,396) (2,846,425) (49,690) (499,753)
Net increase (decrease) .......................... (246,591) $(2,192,507) (26,217) $(263,203)
Year ended February 28, 2026
Shares sold ................................... 155,447 $1,361,147 30,970 $311,019
Shares issued in reinvestment of distributions .......... 52,575 460,029 12,658 125,613
Shares redeemed
a
.............................. (883,829) (7,752,957) (211,725) (2,102,494)
Net increase (decrease) .......................... (675,807) $(5,931,781) (168,097) $(1,665,862)
Class R6
Class R6 Shares:
Six Months ended August 31, 2026
Shares sold ................................... 558,177 $4,879,815 2,142,273 $21,122,384
Shares issued in reinvestment of distributions .......... 16,411 143,491 8,747 86,356
Shares redeemed ............................... (397,390) (3,465,292) (1,083,582) (10,645,875)
Net increase (decrease) .......................... 177,198 $1,558,014 1,067,438 $10,562,865
Year ended February 28, 2026
Shares sold ................................... 560,190 $4,857,442 5,005,631 $48,330,950
Shares issued in reinvestment of distributions .......... 31,497 272,891 20,136 196,541
Shares redeemed ............................... (371,932) (3,218,168) (3,104,552) (29,835,136)
Net increase (decrease) .......................... 219,755 $1,912,165 1,921,215 $18,692,355
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Funds, except Franklin Federal Limited-Term Tax-Free Income Fund, pay an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of each of the Funds and Franklin Federal Limited-Term Tax-
Free Income Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Franklin Pennsylvania Tax-Free
Income Fund
Franklin Virginia Tax-Free
Income Fund
Shares Amount Shares Amount
Advisor Class Shares:
Six Months ended August 31, 2026
Shares sold ................................... 1,990,762 $17,482,411 2,109,664 $20,890,382
Shares issued in reinvestment of distributions .......... 276,194 2,414,354 232,110 2,292,171
Shares redeemed ............................... (1,911,386) (16,735,889) (1,852,791) (18,337,120)
Net increase (decrease) .......................... 355,570 $3,160,876 488,983 $4,845,433
Year ended February 28, 2026
Shares sold ................................... 4,476,479 $38,634,845 4,120,242 $40,026,666
Shares issued in reinvestment of distributions .......... 517,367 4,481,421 437,313 4,271,916
Shares redeemed ............................... (3,676,244) (31,816,088) (4,478,699) (43,356,028)
Net increase (decrease) .......................... 1,317,602 $11,300,178 78,856 $942,554
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
For the period ended August 31, 2026, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Gross effective investment management fee rate ................... 0.569% 0.485% 0.496%
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Gross effective investment management fee rate ................... 0.574% 0.457% 0.479%
Franklin
Georgia Tax-
Free Income
Fund
Franklin High
Yield Tax-Free
Income Fund
Franklin
Louisiana Tax-
Free Income
Fund
Gross effective investment management fee rate ................... 0.539% 0.451% 0.552%
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Gross effective investment management fee rate ................... 0.525% 0.520% 0.485%
Franklin
Minnesota Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin New
Jersey Tax-Free
Income Fund
Gross effective investment management fee rate ................... 0.485% 0.486% 0.476%
Franklin North
Carolina Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Gross effective investment management fee rate ................... 0.489% 0.473% 0.477%
Franklin
Pennsylvania
Tax-Free
Income Fund
Franklin
Virginia Tax-
Free Income
Fund
Gross effective investment management fee rate .................................... 0.483% 0.502%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Funds' shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class
C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of the Funds' shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Class A ............................... 0.25% 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.10% 0.10% 0.10%
Class C ............................... 0.65% 0.65% 0.65% 0.65%
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin High
Yield Tax-Free
Income Fund
Class A ............................... 0.25% 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.15% 0.10% 0.10%
Class C ............................... 0.65% —% 0.65% 0.65%
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Class A ............................... 0.25% 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.10% 0.10% 0.10%
Class C ............................... 0.65% 0.65% 0.65% 0.65%
Franklin
Minnesota Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin New
Jersey Tax-Free
Income Fund
Franklin North
Carolina Tax-
Free Income
Fund
Class A ............................... 0.25% 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.10% 0.10% 0.10%
3. Transactions with Affiliates
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
Franklin
Minnesota Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin New
Jersey Tax-Free
Income Fund
Franklin North
Carolina Tax-
Free Income
Fund
Class C ............................... 0.65% 0.65% 0.65% 0.65%
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Franklin
Virginia Tax-
Free Income
Fund
Class A ............................... 0.25% 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.10% 0.10% 0.10%
Class C ............................... 0.65% 0.65% 0.65% 0.65%
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $548 $3,562 $1,690 $713
CDSC retained ........................... $— $4,292 $4,988 $174
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin High
Yield Tax-Free
Income Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $5,711 $4,228 $995 $20,275
CDSC retained ........................... $12,613 $10,419 $264 $62,044
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $654 $1,497 $460 $3,515
CDSC retained ........................... $2,913 $1,264 $10 $3,889
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended August 31, 2026, the Funds paid transfer agent fees as noted in the Statements of Operations, of which the following amounts were retained by Investor Services:
Franklin
Minnesota Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin New
Jersey Tax-Free
Income Fund
Franklin North
Carolina Tax-
Free Income
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $2,188 $4,292 $1,902 $2,736
CDSC retained ........................... $2,038 $8,761 $2,174 $5,864
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Franklin
Virginia Tax-
Free Income
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $4,601 $5,127 $2,560 $1,426
CDSC retained ........................... $6,932 $14,226 $351 $660
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Transfer agent fees ........................ $22,678 $68,929 $61,191 $23,928
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin High
Yield Tax-Free
Income Fund
Transfer agent fees ........................ $212,886 $92,384 $36,799 $583,512
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Transfer agent fees ........................ $26,918 $43,371 $43,019 $98,319
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate. During the period ended August 31, 2026, investments in affiliated management investment companies were as follows:
g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Federal Intermediate-Term Tax-Free Income Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including
Franklin
Minnesota Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin New
Jersey Tax-Free
Income Fund
Franklin North
Carolina Tax-
Free Income
Fund
Transfer agent fees ........................ $82,321 $74,799 $99,852 $67,862
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Franklin
Virginia Tax-
Free Income
Fund
Transfer agent fees ........................ $115,605 $91,206 $98,448 $54,720
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Federal Intermediate-Term Tax-Free Income Fund
Non-Controlled Affiliates
Dividends
Franklin Municipal Green Bond
ETF ................... $15,059,800 $— $(10,486,558) $(1,409,842) $1,022,464 $4,185,864 180,000 $151,887
Total Affiliated Securities ... $15,059,800 $— $(10,486,558) $(1,409,842) $1,022,464 $4,185,864 $151,887
Franklin Federal Limited-Term Tax-Free Income Fund
Non-Controlled Affiliates
Dividends
Franklin Municipal Green Bond
ETF ................... $16,031,400 $— $(2,343,952) $(249,748) $(415,012) $13,022,688 560,000 $339,227
Total Affiliated Securities ... $16,031,400 $— $(2,343,952) $(249,748) $(415,012) $13,022,688 $339,227
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
those relating to litigation, indemnification, reorganizations, and liquidations) for Class A, Class A1, Class C and Advisor Class
of the Fund do not exceed 0.46%, and for Class R6 does not exceed 0.40%, based on the average net assets of each class until June 30, 2027. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Federal Limited-Term Tax-Free Income Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.40%, based on the average net assets of each class until June 30, 2027. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Alabama Tax-Free Income Fund, Franklin Arizona Tax-Free Income Fund, Franklin Colorado
Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund, Franklin Georgia Tax-Free Income Fund, Franklin
Louisiana Tax-Free Income Fund, Franklin Maryland Tax-Free Income Fund, Franklin Massachusetts Tax-Free Income Fund,
Franklin Michigan Tax-Free Income Fund, Franklin Minnesota Tax-Free Income Fund, Franklin Missouri Tax-Free Income
Fund, Franklin New Jersey Tax-Free Income Fund, Franklin North Carolina Tax-Free Income Fund, Franklin Ohio Tax-Free
Income Fund, Franklin Oregon Tax-Free Income Fund, Franklin Pennsylvania Tax-Free Income Fund and Franklin Virginia
Tax-Free Income Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Funds do not exceed 0.65%, based on the average net assets of each class until June 30,
2027. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.
Transfer agent fees on Class R6 shares of Franklin Federal Intermediate-Term Tax-Free Income Fund has been capped so that transfer agent fees for that class do not exceed 0.02% based on the average net assets of the class until June 30, 2027.
Transfer agent fees on Class R6 shares of Franklin Alabama Tax-Free Income Fund, Franklin Arizona Tax-Free Income Fund,
Franklin Colorado Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund, Franklin Federal Limited-Term Tax-
Free Income Fund, Franklin Georgia Tax-Free Income Fund, Franklin High Yield Tax-Free Income Fund, Franklin Louisiana
Tax-Free Income Fund, Franklin Maryland Tax-Free Income Fund, Franklin Massachusetts Tax-Free Income Fund, Franklin
Michigan Tax-Free Income Fund, Franklin Minnesota Tax-Free Income Fund, Franklin Missouri Tax-Free Income Fund,
Franklin New Jersey Tax-Free Income Fund, Franklin North Carolina Tax-Free Income Fund, Franklin Ohio Tax-Free Income
Fund, Franklin Oregon Tax-Free Income Fund, Franklin Pennsylvania Tax-Free Income Fund and Franklin Virginia Tax-Free
Income Fund have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until June 30, 2027.
3. Transactions with Affiliates
(continued)
g. Waiver and Expense Reimbursements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
h. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases, sales and the related net realized gains (losses), if any, for the period ended August 31, 2026, were as follows:
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Purchases .............................. — $8,070,000 $18,600,000 $1,400,000
Sales .................................. — $7,500,000 $21,400,000 $7,300,000
Net Realized Gains (Losses) ................. — — — —
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin High
Yield Tax-Free
Income Fund
Purchases .............................. $96,015,000 $39,545,256 $19,835,000 $81,390,000
Sales .................................. $57,425,000 $63,190,000 $13,935,000 $109,608,776
Net Realized Gains (Losses) ................. — — — $(370,598)
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Purchases .............................. $3,400,000 $2,400,000 $400,000 $19,800,000
Sales .................................. $2,800,000 $3,700,000 $1,700,000 $15,300,000
Net Realized Gains (Losses) ................. — — — —
Franklin
Minnesota Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin New
Jersey Tax-Free
Income Fund
Franklin North
Carolina Tax-
Free Income
Fund
Purchases .............................. $34,500,000 $15,655,000 $27,970,000 $16,270,000
Sales .................................. $40,940,341 $16,555,000 $26,200,000 $5,750,000
Net Realized Gains (Losses) ................. $36,103 — — —
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Franklin
Virginia Tax-
Free Income
Fund
Purchases .............................. $14,896,747 $16,100,000 $10,100,000 $13,800,000
Sales .................................. $15,400,000 $19,235,000 $12,435,000 $9,200,000
Net Realized Gains (Losses) ................. — — — —
3. Transactions with Affiliates
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
4. Expense Offset Arrangement
Franklin Minnesota Tax-Free Income Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian fees. During the period ended August
31, 2026, the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2026, the capital loss carryforwards were as follows:
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 4,941,296 $ 25,555,709 $ 22,353,863 $ 8,855,914
Long term ............................. 15,808,726 70,909,226 45,026,698 30,646,289
Total capital loss carryforwards ............ $20,750,022 $96,464,935 $67,380,561 $39,502,203
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin High
Yield Tax-Free
Income Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 85,082,429 $ 7,629,534 $ 8,714,404 $ 233,526,482
Long term ............................. 94,505,992 18,017,670 35,745,703 816,371,609
Total capital loss carryforwards ............ $179,588,421 $25,647,204 $44,460,107 $1,049,898,091
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 12,854,130 $ 16,634,168 $ 13,762,462 $ 21,213,372
Long term ............................. 25,107,283 47,701,817 24,433,368 66,881,593
Total capital loss carryforwards ............ $37,961,413 $64,335,985 $38,195,830 $88,094,965
Franklin
Minnesota Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin New
Jersey Tax-Free
Income Fund
Franklin North
Carolina Tax-
Free Income
Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 14,366,357 $ 21,112,403 $ 17,379,924 $ 32,764,646
Long term ............................. 42,436,366 110,013,307 94,468,528 95,073,999
Total capital loss carryforwards ............ $56,802,723 $131,125,710 $111,848,452 $127,838,645

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At August 31, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Franklin
Virginia Tax-
Free Income
Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 40,410,996 $ 38,244,057 $ 25,825,509 $ 26,240,520
Long term ............................. 79,909,325 95,332,007 105,936,151 57,107,929
Total capital loss carryforwards ............ $120,320,321 $133,576,064 $131,761,660 $83,348,449
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
a a a a a
Cost of investments ....................... $170,968,246 $602,325,883 $492,807,041 $164,783,876
Unrealized appreciation ..................... $848,776 $3,976,480 $4,655,982 $790,055
Unrealized depreciation ..................... (8,321,092) (27,689,603) (25,737,647) (9,469,531)
Net unrealized appreciation (depreciation) ....... $(7,472,316) $(23,713,123) $(21,081,665) $(8,679,476)
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin High
Yield Tax-Free
Income Fund
a a a a a
Cost of investments ....................... $2,013,183,273 $864,397,423 $270,108,610 $4,716,189,586
Unrealized appreciation ..................... $21,598,225 $7,379,003 $1,638,444 $182,403,048
Unrealized depreciation ..................... (45,341,405) (6,199,311) (15,727,176) (330,611,847)
Net unrealized appreciation (depreciation) ....... $(23,743,180) $1,179,692 $(14,088,732) $(148,208,799)
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
a a a a a
Cost of investments ....................... $208,339,386 $320,731,327 $333,207,459 $690,864,725
Unrealized appreciation ..................... $893,001 $2,652,657 $2,652,776 $4,141,677
Unrealized depreciation ..................... (12,336,364) (13,168,518) (12,726,435) (40,190,828)
Net unrealized appreciation (depreciation) ....... $(11,443,363) $(10,515,861) $(10,073,659) $(36,049,151)
5. Income Taxes
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, wash sales and bond discounts and premiums.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2026, were as follows:
Franklin
Minnesota Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin New
Jersey Tax-Free
Income Fund
Franklin North
Carolina Tax-
Free Income
Fund
a a a a a
Cost of investments ....................... $598,985,034 $629,046,358 $828,046,016 $591,717,023
Unrealized appreciation ..................... $3,441,504 $5,723,799 $7,415,115 $2,852,003
Unrealized depreciation ..................... (33,693,767) (36,320,307) (29,622,119) (28,188,216)
Net unrealized appreciation (depreciation) ....... $(30,252,263) $(30,596,508) $(22,207,004) $(25,336,213)
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Franklin
Virginia Tax-
Free Income
Fund
a a a a a
Cost of investments ....................... $888,122,042 $808,698,168 $671,114,988 $468,924,385
Unrealized appreciation ..................... $6,859,765 $9,582,653 $3,679,734 $2,171,366
Unrealized depreciation ..................... (33,314,111) (32,328,459) (49,540,265) (24,143,459)
Net unrealized appreciation (depreciation) ....... $(26,454,346) $(22,745,806) $(45,860,531) $(21,972,093)
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Purchases .............................. $14,039,683 $23,455,904 $23,645,430 $26,029,687
Sales .................................. $9,635,794 $24,106,246 $17,499,607 $24,786,918
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin High
Yield Tax-Free
Income Fund
Purchases .............................. $188,891,690 $109,586,684 $12,160,095 $150,017,953
Sales .................................. $150,433,185 $86,346,047 $18,560,172 $170,024,720
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Purchases .............................. $6,565,567 $13,217,046 $16,436,904 $43,700,488
Sales .................................. $16,660,315 $5,870,000 $12,722,679 $42,216,864
5. Income Taxes
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
7. Credit Risk and Defaulted Securities
At August 31, 2026, Franklin High Yield Tax-Free Income Fund had 46.9% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible. The
Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedules of Investments. At August
31, 2026, the aggregate value of these securities was as follows:
8. Concentration of Risk
Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state, U.S.
territories, and the District of Columbia. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states, U.S. territories, and the District of Columbia. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Franklin
Minnesota Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin New
Jersey Tax-Free
Income Fund
Franklin North
Carolina Tax-
Free Income
Fund
Purchases .............................. $26,271,993 $42,898,300 $43,138,075 $18,417,545
Sales .................................. $45,930,000 $48,302,397 $52,954,610 $16,448,491
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Franklin
Virginia Tax-
Free Income
Fund
Purchases .............................. $18,596,810 $35,983,314 $13,300,868 $36,669,565
Sales .................................. $31,652,606 $31,504,266 $16,365,780 $20,097,017
Value
Percentage of
Net Assets
Franklin Federal Intermediate-Term Tax-Free Income Fund ............................ $ — —%
Franklin Federal Limited-Term Tax-Free Income Fund ................................ — —%
Franklin High Yield Tax-Free Income Fund ......................................... 63,207,737 1.4%
Franklin Pennsylvania Tax-Free Income Fund ...................................... 3,000,000 0.5%
6. Investment Transactions
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended August 31, 2026, the
Funds did not use the Global Credit Facility.
10. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2026, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Alabama Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ — $ 510,434 $ 510,434
Municipal Bonds ......................... — 162,985,496 — 162,985,496
Total Investments in Securities ........... $— $162,985,496 $510,434 $163,495,930
Franklin Arizona Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 578,612,760 — 578,612,760
Total Investments in Securities ........... $— $578,612,760 $— $578,612,760
Franklin Colorado Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 1,429,214 1,429,214
Municipal Bonds ......................... — 467,496,162 — 467,496,162
Short Term Investments ................... — 2,800,000 — 2,800,000
Total Investments in Securities ........... $— $470,296,162 $1,429,214 $471,725,376
Franklin Connecticut Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 151,504,400 — 151,504,400
Short Term Investments ................... — 4,600,000 — 4,600,000
Total Investments in Securities ........... $— $156,104,400 $— $156,104,400
9. Credit Facility
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Federal Intermediate-Term Tax-Free Income Fund
Assets:
Investments in Securities:
a
Management Investment Companies ......... $ 4,185,864 $ — $ — $ 4,185,864
Municipal Bonds :
Alabama ............................. — 130,119,856 — 130,119,856
Alaska ............................... — 1,711,403 — 1,711,403
Arizona .............................. — 62,631,839 — 62,631,839
Arkansas ............................. — 14,762,928 — 14,762,928
California ............................. — 130,580,487 — 130,580,487
Colorado ............................. — 73,614,412 — 73,614,412
Connecticut ........................... — 20,731,099 — 20,731,099
Delaware ............................. — 2,459,024 — 2,459,024
Florida ............................... — 147,312,275 — 147,312,275
Georgia .............................. — 76,052,037 — 76,052,037
Hawaii ............................... — 9,368,697 — 9,368,697
Idaho ................................ — 1,685,368 — 1,685,368
Illinois ............................... — 149,572,532 —
b
149,572,532
Indiana .............................. — 26,056,956 — 26,056,956
Iowa ................................ — 21,161,758 — 21,161,758
Kentucky ............................. — 44,405,179 — 44,405,179
Louisiana ............................. — 43,586,253 — 43,586,253
Maine ............................... — 1,001,004 — 1,001,004
Maryland ............................. — 56,672,453 — 56,672,453
Massachusetts ........................ — 18,292,638 — 18,292,638
Michigan ............................. — 26,066,622 — 26,066,622
Minnesota ............................ — 12,333,323 — 12,333,323
Mississippi ............................ — 9,779,151 — 9,779,151
Missouri .............................. — 21,989,960 — 21,989,960
Nebraska ............................. — 5,171,736 — 5,171,736
Nevada .............................. — 662,676 — 662,676
New Hampshire ........................ — 35,742,531 — 35,742,531
New Jersey ........................... — 35,299,323 — 35,299,323
New Mexico ........................... — 13,563,562 — 13,563,562
New York ............................. — 110,177,456 — 110,177,456
North Carolina ......................... — 1,329,797 — 1,329,797
North Dakota .......................... — 6,690,940 — 6,690,940
Ohio ................................ — 34,238,036 — 34,238,036
Oregon .............................. — 15,067,908 — 15,067,908
Pennsylvania .......................... — 56,818,688 — 56,818,688
Rhode Island .......................... — 2,984,461 — 2,984,461
South Carolina ......................... — 67,399,603 — 67,399,603
South Dakota .......................... — 12,188,225 — 12,188,225
Tennessee ............................ — 35,397,304 — 35,397,304
Texas ............................... — 215,648,171 — 215,648,171
Utah ................................ — 6,498,221 — 6,498,221
Virginia .............................. — 17,241,376 — 17,241,376
Washington ........................... — 57,054,932 — 57,054,932
Wisconsin ............................ — 116,323,719 — 116,323,719
U.S. Territories
District of Columbia ..................... — 7,568,814 — 7,568,814
Puerto Rico ........................... — 1,029,496 — 1,029,496
Short Term Investments ................... — 29,210,000 — 29,210,000
Total Investments in Securities ........... $4,185,864 $1,985,254,229 $— $1,989,440,093
10. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:
a
Management Investment Companies ......... $ 13,022,688 $ — $ — $ 13,022,688
Municipal Bonds :
Alabama ............................. — 57,818,165 — 57,818,165
Alaska ............................... — 1,934,509 — 1,934,509
Arizona .............................. — 15,366,843 — 15,366,843
Arkansas ............................. — 5,259,373 — 5,259,373
California ............................. — 43,427,898 — 43,427,898
Colorado ............................. — 16,092,416 — 16,092,416
Connecticut ........................... — 5,304,261 — 5,304,261
Delaware ............................. — 4,918,049 — 4,918,049
Florida ............................... — 37,555,959 — 37,555,959
Georgia .............................. — 38,668,046 — 38,668,046
Hawaii ............................... — 7,239,216 — 7,239,216
Illinois ............................... — 32,312,105 —
b
32,312,105
Indiana .............................. — 13,599,081 — 13,599,081
Iowa ................................ — 17,279,711 — 17,279,711
Kansas .............................. — 4,614,699 — 4,614,699
Kentucky ............................. — 43,800,871 — 43,800,871
Louisiana ............................. — 15,005,493 — 15,005,493
Maine ............................... — 3,275,126 — 3,275,126
Maryland ............................. — 16,375,520 — 16,375,520
Massachusetts ........................ — 6,447,148 — 6,447,148
Michigan ............................. — 17,322,234 — 17,322,234
Minnesota ............................ — 23,329,291 — 23,329,291
Mississippi ............................ — 2,499,898 — 2,499,898
Missouri .............................. — 5,664,926 — 5,664,926
Montana ............................. — 999,805 — 999,805
Nevada .............................. — 3,607,804 — 3,607,804
New Hampshire ........................ — 2,460,613 — 2,460,613
New Jersey ........................... — 61,839,993 — 61,839,993
New Mexico ........................... — 23,178,657 — 23,178,657
New York ............................. — 58,506,672 — 58,506,672
North Carolina ......................... — 13,534,040 — 13,534,040
North Dakota .......................... — 5,778,095 — 5,778,095
Ohio ................................ — 22,165,207 — 22,165,207
Oklahoma ............................ — 2,223,953 — 2,223,953
Oregon .............................. — 7,864,078 — 7,864,078
Pennsylvania .......................... — 44,870,877 — 44,870,877
Rhode Island .......................... — 2,137,152 — 2,137,152
South Carolina ......................... — 10,907,985 — 10,907,985
South Dakota .......................... — 7,704,320 — 7,704,320
Tennessee ............................ — 32,074,216 — 32,074,216
Texas ............................... — 46,735,168 — 46,735,168
Utah ................................ — 6,614,401 — 6,614,401
Virginia .............................. — 2,182,535 — 2,182,535
Washington ........................... — 19,731,604 — 19,731,604
West Virginia .......................... — 1,985,495 — 1,985,495
Wisconsin ............................ — 21,328,901 — 21,328,901
Wyoming ............................. — 553,416 — 553,416
U.S. Territories
District of Columbia ..................... — 11,167,614 — 11,167,614
Guam ............................... — 684,600 — 684,600
Puerto Rico ........................... — 455,277 — 455,277
10. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Federal Limited-Term Tax-Free Income Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
U.S. Territories (continued)
Virgin Islands .......................... $ — $ 1,451,111 $ — $ 1,451,111
Short Term Investments ................... — 4,700,000 — 4,700,000
Total Investments in Securities ........... $13,022,688 $852,554,427 $— $865,577,115
Franklin Georgia Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 918,780 918,780
Municipal Bonds ......................... — 247,301,098 — 247,301,098
Short Term Investments ................... — 7,800,000 — 7,800,000
Total Investments in Securities ........... $— $255,101,098 $918,780 $256,019,878
Franklin High Yield Tax-Free Income Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ — — —
b
—
Management Investment Companies ......... 169,842,500 — — 169,842,500
Warrants .............................. — — —
b
—
Corporate Bonds :
United States .......................... — 31,299,393 22,237,850 53,537,243
Municipal Bonds :
Alabama ............................. — 44,624,037 — 44,624,037
Arizona .............................. — 96,187,733 — 96,187,733
Arkansas ............................. — 22,531,460 — 22,531,460
California ............................. — 767,477,264 445
b
767,477,709
Colorado ............................. — 241,185,547 — 241,185,547
Connecticut ........................... — 27,372,041 — 27,372,041
Florida ............................... — 888,544,628 — 888,544,628
Georgia .............................. — 45,610,859 — 45,610,859
Idaho ................................ — 13,329,839 — 13,329,839
Illinois ............................... — 147,039,268 — 147,039,268
Indiana .............................. — 27,514,255 — 27,514,255
Iowa ................................ — 13,957,751 — 13,957,751
Kansas .............................. — 993,623 — 993,623
Kentucky ............................. — 18,723,982 — 18,723,982
Louisiana ............................. — 69,907,736 — 69,907,736
Maryland ............................. — 8,502,191 — 8,502,191
Massachusetts ........................ — 5,701,619 — 5,701,619
Michigan ............................. — 19,488,751 — 19,488,751
Minnesota ............................ — 10,241,569 — 10,241,569
Mississippi ............................ — 18,306,788 — 18,306,788
Missouri .............................. — 6,074,240 — 6,074,240
Nevada .............................. — 29,926,624 — 29,926,624
New Hampshire ........................ — 21,166,275 — 21,166,275
New Jersey ........................... — 47,222,687 — 47,222,687
New Mexico ........................... — 2,107,438 — 2,107,438
New York ............................. — 157,915,950 — 157,915,950
Ohio ................................ — 124,015,589 — 124,015,589
Oklahoma ............................ — 8,404,682 — 8,404,682
Oregon .............................. — 14,726,809 — 14,726,809
Pennsylvania .......................... — 128,102,005 — 128,102,005
Rhode Island .......................... — 1,417,619 — 1,417,619
South Carolina ......................... — 42,435,544 — 42,435,544
South Dakota .......................... — 9,144,991 — 9,144,991
10. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin High Yield Tax-Free Income Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Municipal Bonds: (continued)
Tennessee ............................ $ — $ 72,935,950 $ — $ 72,935,950
Texas ............................... — 589,102,805 — 589,102,805
Utah ................................ — 18,731,816 — 18,731,816
Virginia .............................. — 17,903,539 — 17,903,539
Washington ........................... — 64,419,590 — 64,419,590
West Virginia .......................... — 2,749,173 — 2,749,173
Wisconsin ............................ — 181,667,649 — 181,667,649
U.S. Territories
District of Columbia ..................... — 38,397,398 — 38,397,398
Pacific Islands ......................... — 3,028,746 — 3,028,746
Puerto Rico ........................... — 256,502,539 — 256,502,539
Short Term Investments ................... — 19,260,000 — 19,260,000
Total Investments in Securities ........... $169,842,500 $4,375,899,992 $22,238,295 $4,567,980,787
Franklin Louisiana Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 196,496,023 — 196,496,023
Short Term Investments ................... — 400,000 — 400,000
Total Investments in Securities ........... $— $196,896,023 $— $196,896,023
Franklin Maryland Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 302,015,466 — 302,015,466
Short Term Investments ................... — 8,200,000 — 8,200,000
Total Investments in Securities ........... $— $310,215,466 $— $310,215,466
Franklin Massachusetts Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 918,781 918,781
Municipal Bonds ......................... — 311,615,019 — 311,615,019
Short Term Investments ................... — 10,600,000 — 10,600,000
Total Investments in Securities ........... $— $322,215,019 $918,781 $323,133,800
Franklin Michigan Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 1,837,561 1,837,561
Municipal Bonds ......................... — 628,478,013 — 628,478,013
Short Term Investments ................... — 24,500,000 — 24,500,000
Total Investments in Securities ........... $— $652,978,013 $1,837,561 $654,815,574
Franklin Minnesota Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 568,032,771 — 568,032,771
Short Term Investments ................... — 700,000 — 700,000
Total Investments in Securities ........... $— $568,732,771 $— $568,732,771
10. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Franklin Missouri Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... $ — $ 594,849,850 $ — $ 594,849,850
Short Term Investments ................... — 3,600,000 — 3,600,000
Total Investments in Securities ........... $— $598,449,850 $— $598,449,850
Franklin New Jersey Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 1,633,388 1,633,388
Municipal Bonds ......................... — 764,405,624 — 764,405,624
Short Term Investments ................... — 39,800,000 — 39,800,000
Total Investments in Securities ........... $— $804,205,624 $1,633,388 $805,839,012
Franklin North Carolina Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 1,633,387 1,633,387
Municipal Bonds ......................... — 543,747,423 — 543,747,423
Short Term Investments ................... — 21,000,000 — 21,000,000
Total Investments in Securities ........... $— $564,747,423 $1,633,387 $566,380,810
Franklin Ohio Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 3,266,775 3,266,775
Municipal Bonds ......................... — 854,450,921 — 854,450,921
Short Term Investments ................... — 3,950,000 — 3,950,000
Total Investments in Securities ........... $— $858,400,921 $3,266,775 $861,667,696
Franklin Oregon Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 2,552,168 2,552,168
Municipal Bonds ......................... — 781,500,194 — 781,500,194
Short Term Investments ................... — 1,900,000 — 1,900,000
Total Investments in Securities ........... $— $783,400,194 $2,552,168 $785,952,362
Franklin Pennsylvania Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 2,041,734 2,041,734
Municipal Bonds ......................... — 614,812,723 — 614,812,723
Short Term Investments ................... — 8,400,000 — 8,400,000
Total Investments in Securities ........... $— $623,212,723 $2,041,734 $625,254,457
Franklin Virginia Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 425,552,292 — 425,552,292
Short Term Investments ................... — 21,400,000 — 21,400,000
Total Investments in Securities ........... $— $446,952,292 $— $446,952,292
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
10. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
11. Operating Segments
Each Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Funds' investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating each Fund's operating results and allocating resources in accordance with each Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provide details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. New Accounting Pronouncements
In September 2026, the FASB issued Accounting Standards Update (ASU) No. 2026-03, Fair Value Measurement (Topic
820)—Investment Companies with Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU require contractual sale restrictions to be considered in measuring the fair value of equity securities and require disclosure of the amount of the discount attributable to the contractual sale restriction. The ASU is effective for interim and annual reporting periods beginning after December 15, 2027, with early adoption permitted. Management is currently evaluating the impact on the financial statements.
13. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Abbreviations
Selected Portfolio
AG
Assured Guaranty, Inc.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
BHAC
Berkshire Hathaway Assurance Corp.
COP
Certificate of Participation
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FHA
Federal Housing Administration
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
PSF
Permanent School Fund
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
SPA
Standby Purchase Agreement
TSOF
Term SOFR
XLCA
XL Capital Assurance, Inc.

Franklin Tax-Free Trust

franklintempleton.com
Semiannual Report
FRANKLIN TAX-FREE TRUST
(unaudited)
Franklin Alabama Tax-Free Income Fund
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin Federal Limited-Term Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income Fund
Franklin Michigan Tax-Free Income Fund
Franklin Minnesota Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Ohio Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund
(each a Fund)
At an in-person meeting held on April 14, 2026 (Meeting), the Board of Trustees (Board) of Franklin Tax-Free Trust (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin
Advisers, Inc. (Manager) and the Trust, on behalf of each Fund (each a Management Agreement), for an additional one-year
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Funds’ investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Franklin Tax-Free Trust

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Semiannual Report
period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of each Management Agreement. Although the Management Agreements for the Funds were considered at the same
Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
In considering the continuance of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. On several occasions, both prior to, and at the Meeting, the Independent Trustees met with senior executives of
Franklin Templeton, Inc. (FTI), the Manager’s parent, to discuss management’s perspectives on and ask questions regarding the performance of and long-term business strategies for the Municipal and Tax-Free Funds, including on topics such as the positioning of the Municipal and Tax-Free Funds within the broader Franklin Templeton product offering line up, management’s assessment of the overall performance of the Municipal and Tax-Free Funds compared to other similar suites of funds in the marketplace, and the appropriateness of the Broadridge Performance Universe selected for each Municipal and Tax-Free
Fund. The Board further considered all of the factors it deemed relevant in approving the continuance of each Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows;
and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged FT’s regular updates to the Board on strategic initiatives, ongoing attention to the service level quality of third-party service providers, ongoing efforts to modernize its mutual fund lineup, mutual fund to ETF conversions, integration of private market investments into existing mutual funds, creation of additional blockchain-compatible money market funds, and sharpening of its active, income-oriented offerings, along with the impact on FT of team integrations and staff reductions.

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The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of FTI, FTI’s continued growth of its global, multi-asset franchise, and its commitment to the mutual fund business. The Board further noted FTI’s continued reassessment of fund offerings in response to FT acquisitions and the market environment, FTI’s focus on technology-driven transformation, expansion of its private market investment capabilities and global alternatives platform, and leveraging of artificial intelligence (AI), blockchain and digital wealth platforms.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2025. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial
Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also considered the performance returns for certain Funds in comparison to the performance returns of a customized peer group for each applicable Fund (Performance Customized Peer Group) selected by the Manager. The Board further reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below. This year, in addition to providing Class A performance (and expense) data, Broadridge included Advisor Class performance data for the Funds to align with the performance reporting provided at Board meetings throughout the year. Going forward, Broadridge will provide the Board solely with the Funds’
Advisor Class performance information.
Franklin Alabama Tax-Free Income Fund - The Performance Universe for the Fund included the Fund, the Fund’s
Advisor Class shares and all retail and institutional “other states” municipal debt funds. The Performance Customized Peer
Group for the Fund consisted only of Alabama tax-free funds. The Board noted that the Fund’s annualized income return for the one-, three- and five-year periods was below the medians of its Performance Universe and Performance Customized
Peer Group. The Board further noted that the Fund’s annualized total return for the one-, three- and five-year periods was below the medians of its Performance Universe and Performance Customized Peer Group. The Board discussed the Fund’s performance with management and management explained that the Fund’s slightly overweight allocations to duration during 2022 and underweight allocations to credit risk until 2021 detracted from the Fund’s relative performance versus the
Performance Universe during certain of the reporting periods. Management further explained that the Fund reduced exposure to higher yielding pre-refunded bonds, which adversely impacted the Fund’s one-, three- and five-year annualized income return relative to the Performance Universe. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, tightening the Fund portfolio’s relative duration constraint and adjusting the sources of credit exposure so that credit risk is more in line with the Performance
Universe peers. The Board further noted the small size of the Fund’s Performance Customized Peer Group for each period and that therefore no quintile information was provided for the Fund for those periods. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Arizona Tax-Free Income Fund - The Performance Universe for the Fund included the Fund, the Fund’s
Advisor Class shares and all retail and institutional “other states” municipal debt funds. The Performance Customized Peer
Group for the Fund consisted only of Arizona tax-free funds. The Board noted that the Fund’s annualized income return for the three- and five-year periods was above the median of its Performance Universe, but for the one-year period was below the median of its Performance Universe. The Board also noted that the Fund’s annualized income return for the one-, three- and five-year periods was above the median of its Performance Customized Peer Group. The Board further noted that the Fund’s annualized total return for the three-year period was above the median of its Performance Universe, but for the one- and five-

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year periods was below the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the three- and five-year periods was equal to the median of its Performance Customized Peer Group, but for the one-year period was below the median of its Performance Customized Peer Group. The Board discussed the Fund’s performance with management and management explained that the Fund’s slightly overweight allocations to duration during 2022 and underweight allocations to credit risk until 2021 detracted from the Fund’s relative performance versus the Performance
Universe during certain of the reporting periods. Management further explained that the Fund reduced exposure to higher yielding pre-refunded bonds, which adversely impacted the Fund’s one-, three- and five-year annualized income return relative to the Performance Universe. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, tightening the Fund portfolio’s relative duration constraint and adjusting the sources of credit exposure so that credit risk is more in line with the Performance Universe peers.
The Board further noted the small size of the Fund’s Performance Customized Peer Group for each period and that therefore no quintile information was provided for the Fund for those periods. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Colorado Tax-Free Income Fund - The Performance Universe for the Fund included the Fund , the Fund’s
Advisor Class shares and all retail and institutional “other states” municipal debt funds. The Performance Customized Peer
Group for the Fund consisted only of Colorado tax-free funds. The Board noted that the Fund’s annualized income return for the three- and five-year periods was above the median of its Performance Universe, but for the one-year period was below the median of its Performance Universe. The Board also noted that the Fund’s annualized income return for the one-, three- and five-year periods was below the median of its Performance Customized Peer Group. The Board further noted that the Fund’s annualized total return for the three-year period was above the median of its Performance Universe, for the five-year period was equal to the median of its Performance Universe, and for the one-year period was below the median of its Performance
Universe. The Board also noted that the Fund’s annualized total return for the one-year period was above the median of its
Performance Customized Peer Group, and for the three- and five-year periods was equal to the median of its Performance
Customized Peer Group. The Board further noted the small size of the Fund’s Performance Customized Peer Group for each period and that therefore no quintile information was provided for the Fund for those periods. The Board further noted
management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the
Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Connecticut Tax-Free Income Fund - The Performance Universe for the Fund included the Fund, the Fund’s
Advisor Class shares and all retail and institutional “other states” municipal debt funds. The Performance Customized Peer
Group for the Fund consisted only of Connecticut tax-free funds. The Board noted that the Fund’s annualized income return for the one-, three- and five-year periods was below the median of its Performance Universe. The Board also noted that the Fund’s annualized income return for the one-, three- and five-year periods was equal to the median of its Performance
Customized Peer Group. The Board further noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe, but for the five-year period was below the median of its Performance
Universe. The Board also noted that the Fund’s annualized total return for the one- and three-year periods was equal to the median of its Performance Customized Peer Group, but for the five-year period was below the median of its Performance
Customized Peer Group. The Board discussed the Fund’s performance with management and management explained that the
Fund’s slightly overweight allocations to duration during 2022 and underweight allocations to credit risk until 2021 detracted from the Fund’s relative performance versus the Performance Universe during certain of the reporting periods. Management further explained that the Fund reduced exposure to higher yielding pre-refunded bonds, which adversely impacted the Fund’s one-, three- and five-year annualized income return relative to the Performance Universe. Management discussed with the
Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, tightening the Fund portfolio’s relative duration constraint and adjusting the sources of credit exposure so that credit risk is more in line with the Performance Universe peers. The Board further noted the small size of the Fund’s

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Performance Customized Peer Group for each period and that therefore no quintile information was provided for the Fund for those periods. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s
Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Federal Intermediate-Term Tax-Free Income Fund - The Performance Universe for the Fund included the
Fund, the Fund’s Advisor Class shares and all retail and institutional intermediate municipal debt funds. The Board noted
that the Fund’s annualized income return for the one-, three- and five-year periods was below the median of its Performance
Universe. The Board also noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe, but for the five-year period was below the median of its Performance Universe. The
Board discussed the Fund’s performance with management and management explained that the Fund’s slightly overweight allocations to duration during 2022 and underweight allocations to credit risk until 2021 detracted from the Fund’s relative performance versus the Performance Universe during certain of the reporting periods. Management further explained that the
Fund reduced exposure to higher yielding pre-refunded bonds, which adversely impacted the Fund’s one-, three- and five-year annualized income return relative to the Performance Universe. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, tightening the Fund portfolio’s relative duration constraint and adjusting the sources of credit exposure so that credit risk is more in line with the Performance Universe peers. Management also noted that the Board approved an extension of the maximum dollar-weighted average portfolio maturity from 10 years to 12 years effective November 2023, in an effort to allow the Fund to reduce term structure differences versus the Performance Universe. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Federal Limited-Term Tax-Free Income Fund - The Performance Universe for the Fund included the Fund, the Fund’s Advisor Class shares and all retail and institutional short municipal debt funds. The Board noted that the Fund’s annualized income return for the one-, three- and five-year periods was below the median of its Performance Universe. The
Board also noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its
Performance Universe, but for the five-year period was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund’s underweight allocations to duration and credit risk until 2021 detracted from the Fund’s relative performance versus the Performance Universe during certain of the reporting periods. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, adjusting the sources of credit exposure so that credit risk is more in line with the Performance Universe peers. The Board further noted management’s view regarding the income-
related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes.
The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Georgia Tax-Free Income Fund - The Performance Universe for the Fund included the Fund, the Fund’s
Advisor Class shares and all retail and institutional “other states” municipal debt funds. The Performance Customized Peer
Group for the Fund consisted only of Georgia tax-free funds. The Board noted that the Fund’s annualized income return for the five-year period was above the medians of its Performance Universe and Performance Customized Peer Group, but for
the one- and three-year periods was below the medians of its Performance Universe and Performance Customized Peer
Group. The Board also noted that the Fund’s annualized total return for the three-year period was above the median of its
Performance Universe, but for the one- and five-year periods was below the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-, three- and five-year periods was below the median of its
Performance Customized Peer Group. The Board discussed the Fund’s performance with management and management

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explained that the Fund’s slightly overweight allocation to duration since 2021 and underweight allocation to credit risk until 2021 detracted from the Fund’s relative performance versus the Performance Universe during certain of the reporting periods. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, tightening the Fund portfolio’s relative duration constraint and adjusting the sources of credit exposure so that credit risk is more in line with the Performance Universe peers. The Board further noted the small size of the Fund’s Performance Customized Peer Group for each period and that therefore no quintile information was provided for the Fund for those periods. The Board further noted management’s view regarding the income-
related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes.
The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin High Yield Tax-Free Income Fund - The Performance Universe for the Fund included the Fund, the Fund’s
Advisor Class shares and all retail and institutional high yield municipal debt funds. The Board noted that the Fund’s annualized income return and annualized total return for the one-, three- and five-year periods were above the medians of its Performance Universe. The Board further noted management’s view regarding the income-related attributes of the Fund
(e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Franklin Louisiana Tax-Free Income Fund - The Performance Universe for the Fund included the Fund, the Fund’s
Advisor Class shares and all retail and institutional “other states” municipal debt funds. The Performance Customized Peer
Group for the Fund consisted only of Louisiana tax-free funds. The Board noted that the Fund’s annualized income return for the one-, three- and five-year periods was below the medians of its Performance Universe and Performance Customized
Peer Group. The Board further noted that the Fund’s annualized total return for the one-, three- and five-year periods was below the medians of its Performance Universe and Performance Customized Peer Group. The Board discussed the Fund’s performance with management and management explained that the Fund’s slightly overweight allocations to duration during
2022 detracted from the Fund’s relative performance versus the Performance Universe during certain of the reporting periods.
Management further explained that the Fund reduced exposure to higher yielding pre-refunded bonds, which adversely impacted the Fund’s one-, three- and five-year annualized income return relative to the Performance Universe. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, tightening the Fund portfolio’s relative duration constraint and adjusting the sources of credit exposure so that credit risk is more in line with the Performance Universe peers. The Board further noted the small size of the Fund’s Performance Customized Peer Group for each period and that therefore no quintile information was provided for the Fund for those periods. The Board further noted management’s view regarding the income-related attributes of the
Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Maryland Tax-Free Income Fund - The Performance Universe for the Fund included the Fund, the Fund’s
Advisor Class shares and all retail and institutional Maryland municipal debt funds. The Board noted that the Fund’s annualized income return and annualized total return for the one-, three- and five-year periods were below the medians of its
Performance Universe. The Board discussed the Fund’s performance with management and management explained that the
Fund’s slightly overweight allocations to duration during 2022 and underweight allocations to credit risk until 2021 detracted from the Fund’s relative performance versus the Performance Universe during certain of the reporting periods. Management further explained that the Fund reduced exposure to higher yielding pre-refunded bonds, which adversely impacted the Fund’s one-, three- and five-year annualized income return relative to the Performance Universe. Management discussed with the
Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, tightening the Fund portfolio’s relative duration constraint and adjusting the sources of credit exposure so that credit risk is more in line with the Performance Universe peers. The Board further noted management’s view regarding the

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income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Massachusetts Tax-Free Income Fund - The Performance Universe for the Fund included the Fund, the
Fund’s Advisor Class shares and all retail and institutional Massachusetts municipal debt funds. The Board noted that the
Fund’s annualized income return and annualized total return for the one-, three- and five-year periods were below the medians of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund’s overweight allocations to duration during 2022 and underweight allocations to credit risk until 2021 detracted from the Fund’s relative performance versus the Performance Universe during certain of the reporting periods. Management further explained that the Fund reduced exposure to higher yielding pre-refunded bonds, which adversely impacted the Fund’s one-, three- and five-year annualized income return relative to the Performance Universe. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, tightening the Fund portfolio’s relative duration constraint and adjusting the sources of credit exposure so that credit risk is more in line with the Performance Universe peers. The Board further noted management’s view regarding the income-
related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes.
The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Michigan Tax-Free Income Fund - The Performance Universe for the Fund included the Fund, the Fund’s
Advisor Class shares and all retail and institutional “other states” municipal debt funds. The Performance Customized Peer
Group for the Fund consisted only of Michigan tax-free funds. The Board noted that the Fund’s annualized income return for the three- and five-year periods was above the median of its Performance Universe, but for the one-year period was below the median of its Performance Universe. The Board also noted that the Fund’s annualized income return for the three- and five-year periods was above the median of its Performance Customized Peer Group, and for the one-year period was equal to the median of its Performance Customized Peer Group. The Board further noted that the Fund’s annualized total return for the three-year period was equal to the median of its Performance Universe, but for the one- and five-year periods was below the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-, three- and five-year periods was equal to the median of its Performance Customized Peer Group. The Board discussed the
Fund’s performance with management and management explained that the Fund’s slightly overweight allocations to duration during 2022 detracted from the Fund’s relative performance versus the Performance Universe during certain of the reporting periods. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, tightening the Fund portfolio’s relative duration constraint and adjusting the sources of credit exposure so that credit risk is more in line with the Performance Universe peers. The Board further noted the small size of the Fund’s Performance Customized Peer Group for each period and that therefore no quintile information was provided for the Fund for those periods. The Board further noted management’s view regarding the income-
related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes.
The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Minnesota Tax-Free Income Fund - The Performance Universe for the Fund included the Fund, the Fund’s
Advisor Class shares and all retail and institutional Minnesota municipal debt funds. The Board noted that the Fund’s annualized income return for the one-, three- and five-year periods was below the median of its Performance Universe. The
Board also noted that the Fund’s annualized total return for the one-year period was above the median of its Performance
Universe, but for the three- and five-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund’s overweight allocations to duration during 2022 and underweight allocations to credit risk until 2021 detracted from the Fund’s relative performance versus the
Performance Universe during certain of the reporting periods. Management further explained that the Fund reduced exposure

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to higher yielding pre-refunded bonds, which adversely impacted the Fund’s one-, three- and five-year annualized income return relative to the Performance Universe. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, tightening the Fund portfolio’s relative duration constraint and adjusting the sources of credit exposure so that credit risk is more in line with the Performance
Universe peers. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s
Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Missouri Tax-Free Income Fund - The Performance Universe for the Fund included the Fund, the Fund’s
Advisor Class shares and all retail and institutional “other states” municipal debt funds. The Performance Customized Peer
Group for the Fund consists only of Missouri tax-free funds. The Board noted that the Fund’s annualized income return for the one-, three- and five-year periods was above the median of its Performance Universe. The Board also noted that the Fund’s annualized income return for the five-year period was equal to the median of its Performance Customized Peer Group, but for the one- and three-year periods was below the median of its Performance Customized Peer Group. The Board further noted that the Fund’s annualized total return for the three-year period was above the median of its Performance Universe, but for the one- and five-year periods was below the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Customized Peer Group, but for the five-year period was below the median of its Performance Customized Peer Group. The Board discussed the
Fund’s performance with management and management explained that the Fund’s slightly overweight allocations to duration during 2022 detracted from the Fund’s relative performance versus the Performance Universe during certain of the reporting periods. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, tightening the Fund portfolio’s relative duration constraint and adjusting the sources of credit exposure so that credit risk is more in line with the Performance Universe peers. The Board further noted the small size of the Fund’s Performance Customized Peer Group for each period and that therefore no quintile information was provided for the Fund for those periods. The Board further noted management’s view regarding the income-
related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes.
The Board concluded that the Fund’s performance was satisfactory.
Franklin New Jersey Tax-Free Income Fund - The Performance Universe for the Fund included the Fund, the Fund’s
Advisor Class shares and all retail and institutional New Jersey municipal debt funds. The Board noted that the Fund’s annualized income return and annualized total return for the one-, three- and five-year periods were below the medians of its
Performance Universe. The Board discussed the Fund’s performance with management and management explained that the
Fund’s overweight allocations to duration during 2022 and underweight allocations to credit risk until 2021 detracted from the
Fund’s relative performance versus the Performance Universe during certain of the reporting periods. Management further explained that the Fund reduced exposure to higher yielding pre-refunded bonds, which adversely impacted the Fund’s one-, three- and five-year annualized income return relative to the Performance Universe. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, tightening the Fund portfolio’s relative duration constraint and adjusting the sources of credit exposure so that credit risk is more in line with the Performance Universe peers. The Board further noted management’s view regarding the income-
related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes.
The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin North Carolina Tax-Free Income Fund - The Performance Universe for the Fund included the Fund, the Fund’s
Advisor Class shares and all retail and institutional “other states” municipal debt funds. The Performance Customized Peer
Group for the Fund consisted only of North Carolina tax-free funds. The Board noted that the Fund’s annualized income return for the one-, three- and five-year periods was below the median of its Performance Universe. The Board also noted that the

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Fund’s annualized income return for the five-year period was equal to the median of its Performance Customized Peer Group, but for the one- and three-year periods was below the median of its Performance Customized Peer Group. The Board further noted that the Fund’s annualized total return for the three-year period was above the median of its Performance Universe, but for the one- and five-year periods was below the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-, three- and five-year periods was equal to the median of its Performance Customized
Peer Group. The Board discussed the Fund’s performance with management and management explained that the Fund’s slightly overweight allocations to duration during 2022 and underweight allocations to credit risk until 2021 detracted from the
Fund’s relative performance versus the Performance Universe during certain of the reporting periods. Management further explained that the Fund reduced exposure to higher yielding pre-refunded bonds, which adversely impacted the Fund’s one-, three- and five-year annualized income return relative to the Performance Universe. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, tightening the Fund portfolio’s relative duration constraint and adjusting the sources of credit exposure so that credit risk is more in line with the Performance Universe peers. The Board further noted the small size of the Fund’s Performance
Customized Peer Group for each period and that therefore no quintile information was provided for the Fund for those periods.
The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s Management
Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Ohio Tax-Free Income Fund - The Performance Universe for the Fund included the Fund, the Fund’s Advisor
Class shares and all retail and institutional Ohio municipal debt funds. The Board noted that the Fund’s annualized income return for the three-year period was above the median of its Performance Universe, and for the one- and five-year periods was equal to the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe, but for the five-year period was below the median of its Performance Universe. The Board further noted management’s view regarding the income-related attributes of the Fund
(e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Franklin Oregon Tax-Free Income Fund - The Performance Universe for the Fund included the Fund, the Fund’s
Advisor Class shares and all retail and institutional “other states” municipal debt funds. The Performance Customized Peer
Group for the Fund consisted only of Oregon tax-free funds. The Board noted that the Fund’s annualized income return for the one-, three- and five-year periods was above the median of its Performance Universe and below the median of its
Performance Customized Peer Group. The Board further noted that the Fund’s annualized total return for the one-, three- and five-year periods was below the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Customized Peer Group, but for the three- and five-
year periods was below the median of its Performance Customized Peer Group. The Board discussed the Fund’s performance with management and management explained that the Fund’s slightly overweight allocation to duration during 2022 and underweight allocation to credit risk until 2021 detracted from the Fund’s relative performance versus the Performance
Universe during certain of the reporting periods. Management discussed with the Board the actions that are being taken/
have been taken in an effort to improve the overall performance of the Fund, including, among others, tightening the Fund portfolio’s relative duration constraint and adjusting the sources of credit exposure so that credit risk is more in line with the
Performance Universe peers. The Board further noted the small size of the Fund’s Performance Customized Peer Group for each period and that therefore no quintile information was provided for the Fund for those periods. The Board further noted
management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the
Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.

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Franklin Pennsylvania Tax-Free Income Fund - The Performance Universe for the Fund included the Fund, the Fund’s
Advisor Class shares and all retail and institutional Pennsylvania municipal debt funds. The Board noted that the Fund’s annualized income return and annualized total return for the one-, three- and five-year periods were below the medians of its
Performance Universe. The Board discussed the Fund’s performance with management and management explained that the
Fund’s overweight allocations to duration during 2022 and underweight allocations to credit risk until 2021 detracted from the
Fund’s relative performance versus the Performance Universe during certain of the reporting periods. Management further explained that the Fund reduced exposure to higher yielding pre-refunded bonds, which adversely impacted the Fund’s one-, three- and five-year annualized income return relative to the Performance Universe. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, tightening the Fund portfolio’s relative duration constraint and adjusting the sources of credit exposure so that credit risk is more in line with the Performance Universe peers. The Board further noted management’s view regarding the income-
related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes.
The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Virginia Tax-Free Income Fund - The Performance Universe for the Fund included the Fund, the Fund’s
Advisor Class shares and all retail and institutional Virginia municipal debt funds. The Board noted that the Fund’s annualized income return and annualized total return for the one-, three- and five-year periods were below the medians of its Performance
Universe. The Board discussed the Fund’s performance with management and management explained that the Fund’s slightly overweight allocations to duration during 2022 and underweight allocations to credit risk until 2021 detracted from the Fund’s relative performance versus the Performance Universe during certain of the reporting periods. Management further explained that the Fund reduced exposure to higher yielding pre-refunded bonds, which adversely impacted the Fund’s one-, three-
and five-year annualized income return relative to the Performance Universe. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, tightening the Fund portfolio’s relative duration constraint and adjusting the sources of credit exposure so that credit risk is more in line with the Performance Universe peers. The Board further noted management’s view regarding the income-
related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes.
The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for each Fund and for Class A shares or Class Z shares, as applicable for the other funds in the applicable Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.

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Franklin Alabama Tax-Free Income Fund, Franklin Arizona Tax-Free Income Fund, Franklin Colorado Tax-Free Income
Fund, Franklin Connecticut Tax-Free Income Fund, Franklin Georgia Tax-Free Income Fund, Franklin Louisiana Tax-Free
Income Fund, Franklin Maryland Tax-Free Income Fund, Franklin Massachusetts Tax-Free Income Fund, Franklin Missouri
Tax-Free Income Fund, Franklin North Carolina Tax-Free Income Fund, Franklin Pennsylvania Tax-Free Income Fund and
Franklin Virginia Tax-Free Income Fund - The Expense Group for the Franklin Alabama Tax-Free Income Fund included the
Fund and seven other “other states” municipal debt funds. The Expense Group for each of the Franklin Arizona Tax-Free
Income Fund, Franklin Colorado Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund, Franklin Georgia
Tax-Free Income Fund, Franklin Louisiana Tax-Free Income Fund, Franklin Missouri Tax-Free Income Fund and Franklin
North Carolina Tax-Free Income Fund included the Fund and eight other “other states” municipal debt funds. The Expense
Group for the Franklin Maryland Tax-Free Income Fund included the Fund and three other Maryland municipal debts funds.
The Expense Group for the Franklin Massachusetts Tax-Free Income Fund included the Fund and five other Massachusetts municipal debt funds. The Expense Group for the Franklin Pennsylvania Tax-Free Income Fund included the Fund and seven other Pennsylvania municipal debt funds. The Expense Group for the Franklin Virginia Tax-Free Income Fund included the
Fund and five other Viginia municipal debt funds. The Board noted that the Management Rate and actual total expense ratio for each Fund were above the medians of their respective Expense Groups. The Board discussed each Fund’s above median
Management Rate and actual total expense ratio with management and management explained that, except for Franklin
Maryland Tax-Free Income Fund, Franklin Massachusetts Tax-Free Income Fund, Franklin Pennsylvania Tax-Free Income
Fund, and Franklin Virginia Tax-Free Income Fund, each Fund’s Expense Group is not state-specific but include “other states”
among the municipal debt funds. Management further explained that it requested Broadridge to select custom expense peer groups to compare each Fund (except for Franklin Maryland Tax-Free Income Fund, Franklin Massachusetts Tax-Free Income
Fund, Franklin Pennsylvania Tax-Free Income Fund, and Franklin Virginia Tax-Free Income Fund) to other funds which share the same state-specific focus and that while most of these custom expense groups are small when compared to the applicable custom expense group each Fund’s actual total expense ratio is broadly in line with peers. Management also explained that while the Franklin Connecticut Tax-Free Income Fund’s actual total expense ratio was 12 basis points above the median of its custom peer group, the Fund’s actual management fees were at the median among the custom group peers as the Fund benefited from a 8.7 basis point management fee waiver based on its expense cap on operating expenses. The Board further noted the small size of the Franklin Maryland Tax-Free Income Fund’s, Franklin Massachusetts Tax-Free Income Fund’s and
the Franklin Virginia Tax-Free Income Fund’s Management Rate Expense Group and that therefore no quintile information was provided for these Funds. The Board also noted that each Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to each Fund is reasonable.
Franklin High Yield Tax-Free Income Fund - The Expense Group for the Fund included the Fund and 11 other high yield municipal debt funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable.
Franklin Michigan Tax-Free Income Fund, Franklin Minnesota Tax-Free Income Fund and Franklin Ohio Tax-Free
Income Fund - The Expense Group for the Franklin Michigan Tax-Free Income Fund included the Fund and eight other
“other states” municipal debt funds. The Expense Group for the Franklin Minnesota Tax-Free Income Fund included the
Fund and five other Minnesota municipal debt funds. The Expense Group for the Franklin Ohio Tax-Free Income Fund
included the Fund and three other Ohio municipal debt funds. The Board noted that the Management Rate for each Fund was equal to the median of their respective Expense Groups, but the actual total expense ratio was above the median of their respective Expense Groups. The Board discussed each Fund’s above median actual total expense ratio with management and management explained that the Franklin Minnesota Tax-Free Income Fund’s and Franklin Ohio Tax-Free Income Fund’s
respective Expense Group is state-specific and that when compared to its respective Expense Group, each Fund’s actual total expense ratio is broadly in line with peers. The Board further noted that the actual total expense ratio for the Franklin
Michigan Tax-Free Income Fund was approximately 2.9 basis points above the median, for the Franklin Minnesota Tax-Free
Income Fund was approximately 3.3 basis points above the median, and for the Franklin Ohio Tax-Free Income Fund was approximately 5.2 basis points above the median of each Fund’s respective Expense Group. The Board further noted the small

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size of the Franklin Minnesota Tax-Free Income Fund’s and the Franklin Ohio Tax-Free Income Fund’s Management Rate
Expense Group and that therefore no quintile information was provided for the Funds. The Board also noted that each Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to each Fund is reasonable.
Franklin New Jersey Tax-Free Income Fund and Franklin Oregon Tax-Free Income Fund - The Expense Group for the
Franklin New Jersey Tax-Free Income Fund included the Fund and six other New Jersey municipal debt funds. The Expense
Group for the Franklin Oregon Tax-Free Income Fund included the Fund and eight other “other states” municipal debt funds.
The Board noted that the Management Rate for each Fund was below the median of their respective Expense Groups, but the actual total expense ratio was above the median of their respective Expense Groups. The Board discussed each Fund’s above median actual total expense ratio with management and management explained that the Franklin New Jersey Tax-
Free Income Fund’s Expense Group is state-specific and that when compared to its Expense Group, the Fund’s actual total expense ratio is broadly in line with peers. The Board further noted that the actual total expense ratio for the Franklin New
Jersey Tax-Free Income Fund was approximately 0.8 basis points above the median and for the Franklin Oregon Tax-Free
Income Fund was approximately 1.1 basis points above the median of each Fund’s respective Expense Group. The Board also noted that each Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to each Fund is reasonable.
Franklin Federal Intermediate-Term Tax-Free Income Fund and Franklin Federal Limited-Term Tax-Free Income
Fund - The Expense Group for the Franklin Federal Intermediate-Term Tax-Free Income Fund included the Fund and 11 other intermediate municipal debt funds. The Expense Group for the Franklin Federal Limited-Term Tax-Free Income Fund included the Fund and 10 other short municipal debt funds. The Board noted that the Management Rate and actual total expense ratio for each Fund were above the medians of their respective Expense Groups. The Board discussed each Fund’s above median
Management Rate and actual total expense ratio with management and management explained that while the Franklin Federal
Intermediate-Term Tax-Free Income Fund’s Management Rate is 2.7 basis points above the median of its Expense Group, the
Fund’s actual total expense ratio is only 0.1 basis point above median. Management further explained that while the Franklin
Federal Limited-Term Tax-Free Income Fund’s Management Rate is 9.8 basis points above the median of its Expense Group, the Fund’s actual management fees after fee waivers is 5 basis points above the median of its Expense Group. The Board also noted that each Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to each Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2025, being the most recent fiscal year-end for FTI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

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The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, each Fund’s management fee structure provided a sharing of benefits with the
Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of each Management Agreement for an additional one-year period.

FTFT-SFSOI 10/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Tax-Free Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	October 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	October 27, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	October 27, 2026